UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2014

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2014

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2014. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

March 12, 2014

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2013 and held until January 31, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC*., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2014” column and the “Expense Ratio as of January 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2014” column and the “Expense Ratio as of January 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

*	See Note 1.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2013	Ending Account Value Using Actual Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Beginning Account Value at August 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Expense Ratio as of January 31, 2014*
Cash Management#
Class 1	$1,000.00	$998.11	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Class 2	$1,000.00	$997.15	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Class 3	$1,000.00	$997.13	$3.52	$1,000.00	$1,021.68	$3.57	0.70%
Corporate Bond
Class 1	$1,000.00	$1,034.04	$2.82	$1,000.00	$1,022.43	$2.80	0.55%
Class 2	$1,000.00	$1,033.71	$3.59	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$1,033.21	$4.10	$1,000.00	$1,021.17	$4.08	0.80%
Global Bond
Class 1	$1,000.00	$1,023.48	$3.67	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,022.64	$4.44	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,022.33	$4.94	$1,000.00	$1,020.32	$4.94	0.97%
High-Yield Bond
Class 1	$1,000.00	$1,042.12	$3.35	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$1,042.16	$4.17	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,039.82	$4.63	$1,000.00	$1,020.67	$4.58	0.90%
Total Return Bond
Class 1	$1,000.00	$1,008.39	$3.24	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$1,007.68	$4.00	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$1,007.35	$4.50	$1,000.00	$1,020.72	$4.53	0.89%
Balanced
Class 1	$1,000.00	$1,057.60	$3.99	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,056.88	$4.77	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,056.62	$5.29	$1,000.00	$1,020.06	$5.19	1.02%
MFS Total Return
Class 1	$1,000.00	$1,043.31	$3.61	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,042.22	$4.38	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,041.56	$4.89	$1,000.00	$1,020.42	$4.84	0.95%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$1,048.22	$2.53	$1,000.00	$1,022.74	$2.50	0.49%
SunAmerica Dynamic Strategy
Class 3	$1,000.00	$1,043.14	$2.63	$1,000.00	$1,022.63	$2.60	0.51%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$1,045.91	$5.98	$1,000.00	$1,019.36	$5.90	1.16%
VCPSM Value#
Class 3	$1,000.00	$1,035.05	$6.31	$1,000.00	$1,019.00	$6.26	1.23%
Telecom Utility
Class 1	$1,000.00	$1,050.83	$5.27	$1,000.00	$1,020.06	$5.19	1.02%
Class 2	$1,000.00	$1,050.54	$6.05	$1,000.00	$1,019.31	$5.96	1.17%
Class 3	$1,000.00	$1,050.22	$6.56	$1,000.00	$1,018.80	$6.46	1.27%
Equity Index
Class 1	$1,000.00	$1,065.29	$2.29	$1,000.00	$1,022.99	$2.24	0.44%
Growth-Income
Class 1	$1,000.00	$1,042.42	$3.24	$1,000.00	$1,022.03	$3.21	0.63%
Class 2	$1,000.00	$1,041.79	$4.01	$1,000.00	$1,021.27	$3.97	0.78%
Class 3	$1,000.00	$1,040.99	$4.53	$1,000.00	$1,020.77	$4.48	0.88%
Equity Opportunities
Class 1	$1,000.00	$1,084.91	$4.52	$1,000.00	$1,020.87	$4.38	0.86%
Class 2	$1,000.00	$1,083.68	$5.30	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$1,083.67	$5.83	$1,000.00	$1,019.61	$5.65	1.11%
Davis Venture Value
Class 1	$1,000.00	$1,054.22	$3.94	$1,000.00	$1,021.37	$3.87	0.76%
Class 2	$1,000.00	$1,053.36	$4.71	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,052.97	$5.23	$1,000.00	$1,020.11	$5.14	1.01%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,042.54	$3.45	$1,000.00	$1,021.83	$3.41	0.67%
Class 2	$1,000.00	$1,042.17	$4.22	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$1,042.22	$4.74	$1,000.00	$1,020.57	$4.69	0.92%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2013	Ending Account Value Using Actual Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Beginning Account Value at August 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Expense Ratio as of January 31, 2014*
Alliance Growth
Class 1	$1,000.00	$1,131.57	$3.60	$1,000.00	$1,021.83	$3.41	0.67%
Class 2	$1,000.00	$1,131.15	$4.40	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$1,130.44	$4.94	$1,000.00	$1,020.57	$4.69	0.92%
Capital Growth#
Class 1	$1,000.00	$1,100.69	$5.24	$1,000.00	$1,020.21	$5.04	0.99%
Class 2	$1,000.00	$1,099.31	$6.03	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$1,099.08	$6.56	$1,000.00	$1,018.95	$6.31	1.24%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,072.96	$3.81	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$1,071.99	$4.60	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,071.59	$5.12	$1,000.00	$1,020.27	$4.99	0.98%
Fundamental Growth
Class 1	$1,000.00	$1,141.23	$4.75	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,140.53	$5.56	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,139.95	$6.10	$1,000.00	$1,019.51	$5.75	1.13%
Blue Chip Growth#
Class 1	$1,000.00	$1,128.22	$4.56	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,127.88	$5.36	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,127.66	$5.90	$1,000.00	$1,019.66	$5.60	1.10%
Real Estate
Class 1	$1,000.00	$993.01	$4.07	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$991.95	$4.82	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$991.83	$5.32	$1,000.00	$1,019.86	$5.40	1.06%
Small Company Value
Class 1	$1,000.00	$1,077.34	$5.29	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$1,075.97	$6.59	$1,000.00	$1,018.85	$6.41	1.26%
Mid-Cap Growth
Class 1	$1,000.00	$1,141.83	$4.48	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,140.96	$5.29	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,140.36	$5.83	$1,000.00	$1,019.76	$5.50	1.08%
Aggressive Growth
Class 1	$1,000.00	$1,106.41	$4.46	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,106.05	$5.26	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,104.81	$5.78	$1,000.00	$1,019.71	$5.55	1.09%
Growth Opportunities
Class 1	$1,000.00	$1,115.72	$4.27	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,114.77	$5.06	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$1,113.89	$5.59	$1,000.00	$1,019.91	$5.35	1.05%
Marsico Focused Growth
Class 1	$1,000.00	$1,123.44	$4.87	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$1,123.16	$5.67	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,122.77	$6.21	$1,000.00	$1,019.36	$5.90	1.16%
Technology#
Class 1	$1,000.00	$1,105.42	$6.21	$1,000.00	$1,019.31	$5.96	1.17%
Class 2	$1,000.00	$1,103.98	$7.00	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$1,105.26	$7.59	$1,000.00	$1,018.00	$7.27	1.43%
Small & Mid Cap Value
Class 1	$1,000.00	$1,057.98	$4.98	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$1,057.49	$5.76	$1,000.00	$1,019.61	$5.65	1.11%
Class 3	$1,000.00	$1,056.82	$6.27	$1,000.00	$1,019.11	$6.16	1.21%
International Growth and Income#
Class 1	$1,000.00	$1,077.72	$4.98	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$1,077.96	$5.76	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,076.95	$6.28	$1,000.00	$1,019.16	$6.11	1.20%
Global Equities
Class 1	$1,000.00	$1,079.16	$4.40	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,078.28	$5.19	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,078.09	$5.71	$1,000.00	$1,019.71	$5.55	1.09%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2013	Ending Account Value Using Actual Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Beginning Account Value at August 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2014	Expenses Paid During the Six Months Ended January 31, 2014*	Expense Ratio as of January 31, 2014*
International Diversified Equities
Class 1	$1,000.00	$1,061.25	$5.09	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,060.99	$5.87	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,060.27	$6.39	$1,000.00	$1,019.00	$6.26	1.23%
Emerging Markets#
Class 1	$1,000.00	$990.64	$5.92	$1,000.00	$1,019.26	$6.01	1.18%
Class 2	$1,000.00	$988.78	$6.62	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$988.07	$7.12	$1,000.00	$1,018.05	$7.22	1.42%
Foreign Value
Class 1	$1,000.00	$1,081.39	$4.46	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,080.61	$5.24	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,079.94	$5.77	$1,000.00	$1,019.66	$5.60	1.10%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2014” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2014” and the “Expense Ratios” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	35.4%
U.S. Government Agencies	20.6
Asset Backed Commercial Paper/Fully Supported	11.5
Asset Backed Commercial Paper/Auto	9.3
Banks-Domestic	5.8
Asset Backed Commercial Paper/Diversified	5.5
Diversified	4.2
Municipal	4.0
Food & Beverage	2.7
Insurance	0.7
Asset Backed Commercial Paper/Other	0.4
Student Loan	0.2
Banks-Foreign	0.1
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.5%

Credit Quality#†

Government-Agency…………………………..…………..	20.6%
P-1…………………………..………….…………………	72.7
Aaa…………………………..………….…………………	1.0
Aa1…………………………..………….…………………	1.6
Aa2…………………………..………….…………………	0.6
Aa3…………………………..………….…………………	0.9
A1…………………………..………….…………………	2.1
Not rated@……………..………….……………………….	0.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 49.3 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.5%
Asset-Backed Commercial Paper — 26.8%
Albion Capital LLC 0.13% due 02/07/2014*	$480,000	$479,990
Albion Capital LLC 0.20% due 02/18/2014*	354,000	353,967
Albion Capital LLC 0.21% due 02/18/2014*	1,300,000	1,299,871
Aspen Funding Corp. 0.21% due 03/03/2014*	795,000	794,861
Chariot Funding LLC 0.23% due 05/27/2014*	360,000	359,820
Chariot Funding LLC 0.23% due 06/16/2014*	1,920,000	1,918,733
Chariot Funding LLC 0.24% due 02/19/2014*	980,000	979,882
Chariot Funding LLC 0.24% due 03/04/2014*	900,000	899,814
Fairway Finance LLC FRS 0.17% due 03/31/2014*	430,000	430,000
Fairway Finance LLC 0.19% due 04/22/2014*	1,596,000	1,595,378
Fairway Finance LLC 0.20% due 02/18/2014*	780,000	779,926
Fairway Finance LLC 0.20% due 05/05/2014*	2,400,000	2,398,848
FCAR Owner Trust I 0.20% due 03/03/2014	1,939,000	1,938,677
FCAR Owner Trust I 0.21% due 04/01/2014	3,500,000	3,498,795
FCAR Owner Trust I 0.21% due 04/15/2014	1,290,000	1,289,549
FCAR Owner Trust I 0.22% due 03/31/2014	220,000	219,922
FCAR Owner Trust I 0.26% due 02/07/2014	756,000	755,967
FCAR Owner Trust II 0.27% due 02/03/2014	882,000	881,987
Gemini Securitization Corp. LLC 0.21% due 04/16/2014*	3,000,000	2,998,812
Gemini Securitization Corp. LLC 0.22% due 03/26/2014*	1,445,000	1,444,532
Gemini Securitization Corp. LLC 0.22% due 03/27/2014*	1,430,000	1,429,528
Govco LLC 0.20% due 02/27/2014*	1,300,000	1,299,812
Govco LLC 0.20% due 03/26/2014*	2,210,000	2,209,349
Jupiter Securitization Co. LLC 0.23% due 05/27/2014*	400,000	399,760
Jupiter Securitization Co. LLC 0.23% due 06/10/2014*	760,000	759,460
Jupiter Securitization Co. LLC 0.23% due 06/17/2014*	630,000	629,521
Jupiter Securitization Co. LLC 0.24% due 02/10/2014*	1,300,000	1,299,922
Jupiter Securitization Co. LLC 0.24% due 03/17/2014*	495,000	494,855
Kells Funding LLC 0.23% due 08/27/2014*	3,000,000	2,996,040
Kells Funding LLC 0.24% due 04/22/2014*	555,000	554,795
Kells Funding LLC 0.24% due 05/02/2014*	1,130,000	1,129,514

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Kells Funding LLC 0.24% due 07/07/2014*	$1,375,000	$1,373,831
Kells Funding LLC 0.24% due 08/12/2014*	3,000,000	2,996,490
Kells Funding LLC 0.24% due 08/19/2014*	490,000	489,392
Kells Funding LLC 0.24% due 08/22/2014*	1,745,000	1,742,784
Kells Funding LLC 0.24% due 09/02/2014*	960,000	958,685
Manhattan Asset Funding Co. LLC 0.20% due 02/10/2014*	1,885,000	1,884,906
Manhattan Asset Funding Co. LLC 0.20% due 02/24/2014*	1,925,000	1,924,754
Manhattan Asset Funding Co. LLC 0.20% due 02/27/2014*	1,400,000	1,399,798
Matchpoint Master Trust 0.22% due 02/20/2014*	680,000	679,921
MetLife Short Term Funding LLC 0.24% due 04/21/2014*	1,275,000	1,274,541
Newport Funding Corp. 0.22% due 03/26/2014*	480,000	479,845
Old Line Funding LLC 0.20% due 06/23/2014*	1,000,000	999,392
Old Line Funding LLC 0.23% due 05/27/2014*	855,000	854,658
Old Line Funding LLC 0.23% due 07/22/2014*	1,035,000	1,034,134
Old Line Funding LLC 0.24% due 02/24/2014*	2,000,000	1,999,693
Old Line Funding LLC 0.24% due 02/26/2014*	835,000	834,861
Old Line Funding LLC 0.24% due 03/04/2014*	873,000	872,820
Regency Markets No. 1 LLC 0.13% due 02/07/2014*	3,480,000	3,479,925
Sheffield Receivables Corp. 0.22% due 03/21/2014*	300,000	299,912
Thunder Bay Funding LLC 0.23% due 05/27/2014*	725,000	724,507
Thunder Bay Funding LLC 0.23% due 06/09/2014*	430,000	429,678
Thunder Bay Funding LLC 0.23% due 06/11/2014*	607,000	606,539
Thunder Bay Funding LLC 0.24% due 02/07/2014*	1,050,000	1,049,958
Thunder Bay Funding LLC 0.24% due 02/13/2014*	6,000,000	5,999,520
Thunder Bay Funding LLC 0.24% due 03/03/2014*	700,000	699,860
Working Capital Management Co. 0.10% due 02/03/2014*	345,000	344,998
Working Capital Management Co. 0.12% due 02/03/2014*	435,000	434,997
Working Capital Management Co. 0.12% due 02/06/2014*	650,000	649,989
Working Capital Management Co. 0.13% due 02/03/2014*	540,000	539,996
Working Capital Management Co. 0.13% due 02/05/2014*	400,000	399,994

Total Asset-Backed Commercial Paper (cost $75,979,075)		75,982,265

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit — 41.2%
Bank of Montreal Chicago 0.21% due 02/18/2014	$2,700,000	$2,700,051
Bank of Nova Scotia Houston FRS 0.17% due 03/05/2014	3,700,000	3,700,000
Bank of Nova Scotia Houston FRS 0.18% due 02/21/2014	6,000,000	6,000,000
Bank of Nova Scotia Houston FRS 0.18% due 02/24/2014	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.20% due 04/16/2014	2,000,000	1,999,958
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 04/30/2014	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.24% due 03/18/2014	2,715,000	2,715,101
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.25% due 03/26/2014	330,000	330,019
BNP Paribas NY 0.22% due 02/03/2014	1,000,000	1,000,000
Credit Industriel et Commercial NY FRS 0.20% due 03/11/2014	2,700,000	2,700,000
Credit Industriel et Commercial NY 0.21% due 03/04/2014	4,400,000	4,400,000
Credit Suisse NY 0.23% due 03/06/2014	3,300,000	3,300,000
Credit Suisse NY 0.23% due 03/20/2014	2,200,000	2,200,000
Credit Suisse NY 0.25% due 04/29/2014	2,700,000	2,700,405
Credit Suisse NY 0.25% due 05/07/2014	3,100,000	3,100,155
Credit Suisse NY 0.25% due 06/23/2014	1,000,000	1,000,000
Deutsche Bank AG NY 0.22% due 02/27/2014	2,000,000	2,000,000
Deutsche Bank AG NY 0.24% due 04/30/2014	2,700,000	2,699,997
DNB Bank ASA NY 0.22% due 03/17/2014	197,000	197,007
JPMorgan Chase Bank NA 0.25% due 04/21/2014	2,260,000	2,260,203
JPMorgan Chase Bank NA 0.32% due 06/06/2014	1,300,000	1,300,312
Mizuho Bank, Ltd. NY 0.21% due 02/18/2014	300,000	300,000
Mizuho Bank, Ltd. NY 0.22% due 03/24/2014	1,700,000	1,700,000
Mizuho Bank, Ltd. NY 0.22% due 04/22/2014	5,400,000	5,400,000
Mizuho Bank, Ltd. NY 0.22% due 05/07/2014	500,000	499,973
National Bank of Canada NY FRS 0.18% due 03/26/2014	175,000	174,990
Nordea Bank Finland PLC NY 0.16% due 03/11/2014	633,000	632,993
Nordea Bank Finland PLC NY 0.24% due 02/18/2014	1,000,000	1,000,000
Nordea Bank Finland PLC NY FRS 0.24% due 02/27/2014	1,055,000	1,055,035
Nordea Bank Finland PLC NY 0.25% due 02/05/2014	872,000	872,000
Norinchukin Bank NY 0.10% due 02/04/2014	5,300,000	5,300,000

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Norinchukin Bank NY 0.10% due 02/07/2014	$3,100,000	$3,100,000
Rabobank Nederland NV NY 0.25% due 07/15/2014	2,845,000	2,844,858
Rabobank Nederland NV NY 0.25% due 07/21/2014	3,595,000	3,594,820
Skandinaviska Enskilda Banken NY 0.23% due 04/11/2014	3,000,000	3,000,300
Skandinaviska Enskilda Banken NY 0.27% due 03/18/2014	1,000,000	1,000,037
Skandinaviska Enskilda Banken NY 0.30% due 05/28/2014	2,755,000	2,755,758
Sumitomo Mitsui Banking Corp. NY 0.21% due 02/03/2014	1,360,000	1,359,999
Sumitomo Mitsui Banking Corp. NY 0.22% due 02/14/2014	2,800,000	2,800,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 03/11/2014	3,300,000	3,300,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 03/28/2014	400,000	400,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 04/02/2014	505,000	505,000
Svenska Handelsbanken NY 0.18% due 05/23/2014	2,200,000	2,199,861
Svenska Handelsbanken NY 0.25% due 02/18/2014	3,500,000	3,500,008
Svenska Handelsbanken NY 0.25% due 02/26/2014	2,000,000	2,000,007
Toronto-Dominion Bank NY 0.12% due 03/03/2014	2,650,000	2,650,000
Wells Fargo Bank NA FRS 0.17% due 02/07/2014	4,000,000	4,000,000
Wells Fargo Bank NA FRS 0.17% due 03/03/2014	3,000,000	3,000,000
Wells Fargo Bank NA FRS 0.19% due 05/02/2014	2,700,000	2,700,135
Wells Fargo Bank NA 0.20% due 05/27/2014	2,000,000	2,000,200
Wells Fargo Bank NA 0.22% due 02/07/2014	1,100,000	1,100,000

Total Certificates of Deposit (cost $117,048,349)		117,049,182

Commercial Paper — 5.4%
Coca-Cola Co. 0.13% due 04/09/2014*	1,235,000	1,234,701
Coca-Cola Co. 0.15% due 06/23/2014*	2,000,000	1,998,816
Coca-Cola Co. 0.17% due 08/05/2014*	2,800,000	2,797,771
Coca-Cola Co. 0.22% due 02/03/2014*	1,645,000	1,644,980
General Electric Capital Corp. 0.06% due 02/03/2014	305,000	304,999
General Electric Capital Corp. 0.19% due 07/22/2014	1,450,000	1,448,786
General Electric Capital Corp. 0.19% due 07/28/2014	1,700,000	1,698,494
General Electric Capital Corp. 0.20% due 05/06/2014	2,400,000	2,399,376
Massachusetts Mutual Life Insurance Co. 0.13% due 02/13/2014*	1,000,000	999,957

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Prudential Funding LLC 0.04% due 02/03/2014	$890,000	$889,998

Total Commercial Paper (cost $15,416,855)		15,417,878

U.S. Corporate Notes — 2.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	29,077
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	42,315
General Electric Capital Corp. Senior Notes 3.75% due 11/14/2014	1,770,000	1,817,801
General Electric Capital Corp. Senior Notes 4.75% due 09/15/2014	1,180,000	1,212,471
General Electric Capital Corp. Senior Notes 5.90% due 05/13/2014	2,925,000	2,970,104

Total U.S. Corporate Notes (cost $6,138,913)		6,071,768

Municipal Bonds & Notes — 4.3%
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.03% due 07/01/2037(6)	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.04% due 10/01/2039(6)	530,000	530,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.04% due 01/01/2033(6)	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.08% due 10/01/2034(6)	150,000	150,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.04% due 09/01/2048(6)	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.11% due 07/01/2037(6)	880,000	880,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.04% due 01/15/2026(6)	1,140,000	1,140,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.07% due 11/01/2035(6)	1,075,000	1,075,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037(6)	$100,000	$100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.12% due 12/01/2043(6)	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.04% due 11/01/2035(6)	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.08% due 06/01/2041(6)	170,000	170,000
New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.03% due 05/01/2039(6)	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.04% due 12/01/2022(6)	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.03% due 08/15/2036(6)	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.03% due 08/15/2041(6)	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.13% due 10/01/2022(6)	210,000	210,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.04% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.04% due 05/01/2040(6)	1,115,000	1,115,000
State of Texas VRDN General Obligation Bonds 0.06% due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.08% due 12/01/2023(6)	395,000	395,000
State of Texas VRDN General Obligation Bonds 0.10% due 06/01/2020(6)	390,000	390,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
State of Texas VRDN General Obligation Bonds 0.10% due 12/01/2024(6)	$240,000	$240,000
State of Texas VRDN General Obligation Bonds 0.10% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/2026(6)	220,000	220,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/2032(6)	105,000	105,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.04% due 08/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.04% due 08/15/2036(6)	795,000	795,000

Total Municipal Bonds & Notes (cost $12,174,995)		12,175,000

U.S. Government Agencies — 20.7%
Federal Home Loan Bank Disc. Notes zero coupon due 02/03/2014 (cost $58,670,000)	58,670,000	58,670,000

Total Short-Term Investment Securities — 100.5% (cost $285,428,187)		285,366,093

TOTAL INVESTMENTS — (cost $285,428,187)(7)	100.5%	285,366,093
Liabilities in excess of other assets	(0.5)	(1,298,866)

NET ASSETS	100.0%	$284,067,227

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $76,144,985 representing 26.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $71,392 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$75,982,265	$—	$75,982,265
Certificates of Deposit	—	117,049,182	—	117,049,182
Commercial Paper	—	15,417,878	—	15,417,878
U.S. Corporate Notes	—	6,000,376	71,392	6,071,768
Municipal Bonds & Notes	—	12,175,000	—	12,175,000
U.S. Government Agencies	—	58,670,000	—	58,670,000

Total	$—	$285,294,701	$71,392	$285,366,093

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.8%
Telephone-Integrated	3.7
Oil Companies-Integrated	3.2
Diversified Financial Services	3.0
Electric-Integrated	2.7
Oil Companies-Exploration & Production	2.7
Real Estate Investment Trusts	2.7
Banks-Commercial	2.4
Pipelines	2.3
Food-Misc./Diversified	2.1
Auto-Cars/Light Trucks	2.0
Multimedia	1.9
Finance-Investment Banker/Broker	1.7
Insurance-Life/Health	1.6
Cellular Telecom	1.5
Time Deposits	1.5
Steel-Producers	1.5
Cable/Satellite TV	1.4
Insurance-Multi-line	1.3
Investment Management/Advisor Services	1.3
Medical-Hospitals	1.3
Broadcast Services/Program	1.3
Finance-Auto Loans	1.0
Insurance-Mutual	1.0
Data Processing/Management	1.0
United States Treasury Notes	1.0
Auto/Truck Parts & Equipment-Original	1.0
Special Purpose Entities	0.9
Banks-Super Regional	0.9
Finance-Consumer Loans	0.9
Gold Mining	0.8
Rental Auto/Equipment	0.8
Consumer Products-Misc.	0.8
Enterprise Software/Service	0.8
Transport-Rail	0.7
Gas-Distribution	0.7
Hotels/Motels	0.7
Containers-Paper/Plastic	0.7
Building Products-Wood	0.7
Computers	0.7
Diversified Manufacturing Operations	0.7
Medical Products	0.6
Telecommunication Equipment	0.6
Building & Construction Products-Misc.	0.6
Finance-Credit Card	0.6
Casino Hotels	0.6
Beverages-Wine/Spirits	0.6
Oil Refining & Marketing	0.5
Containers-Metal/Glass	0.5
Commercial Services-Finance	0.5
Radio	0.5
Paper & Related Products	0.5
Retail-Auto Parts	0.5
Sovereign	0.5
Consulting Services	0.5
Banks-Fiduciary	0.4
Coatings/Paint	0.4
Advertising Agencies	0.4
Metal Processors & Fabrication	0.4
Finance-Other Services	0.4
Satellite Telecom	0.4

Chemicals-Diversified	0.4%
Transport-Services	0.4
Oil & Gas Drilling	0.4
Steel Pipe & Tube	0.4
Commercial Services	0.4
Medical-Biomedical/Gene	0.4
Diversified Operations	0.4
Medical-Drugs	0.4
Aerospace/Defense	0.4
Oil-Field Services	0.3
Aerospace/Defense-Equipment	0.3
Gambling (Non-Hotel)	0.3
Finance-Commercial	0.3
Distribution/Wholesale	0.3
Cruise Lines	0.3
SupraNational Banks	0.3
Advertising Services	0.3
Trucking/Leasing	0.3
Metal-Aluminum	0.3
Airlines	0.3
Food-Meat Products	0.3
Tobacco	0.3
Computer Services	0.3
Food-Wholesale/Distribution	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Semiconductor Equipment	0.3
Office Automation & Equipment	0.3
Telecom Services	0.3
Wire & Cable Products	0.2
Metal-Diversified	0.2
Chemicals-Specialty	0.2
Schools	0.2
Agricultural Chemicals	0.2
Retail-Arts & Crafts	0.2
Retail-Restaurants	0.2
Chemicals-Plastics	0.2
Resorts/Theme Parks	0.2
Retail-Fabric Store	0.2
Retail-Building Products	0.2
Retail-Apparel/Shoe	0.2
Racetracks	0.2
U.S. Municipal Bonds & Notes	0.2
Retail-Sporting Goods	0.2
Publishing-Periodicals	0.2
Independent Power Producers	0.2
Retail-Pet Food & Supplies	0.2
Wireless Equipment	0.2
Real Estate Operations & Development	0.2
Medical-HMO	0.2
Retail-Leisure Products	0.2
Applications Software	0.2
Beverages-Non-alcoholic	0.2
Research & Development	0.2
Television	0.2
Electronic Measurement Instruments	0.2
Diversified Minerals	0.2
E-Commerce/Services	0.2
Machinery-Farming	0.2
Power Converter/Supply Equipment	0.2
Forestry	0.2
Computers-Integrated Systems	0.2
Casino Services	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited) — (continued)

Retail-Bedding	0.2%
Medical Information Systems	0.2
Electronic Parts Distribution	0.2
Insurance-Property/Casualty	0.1
Educational Software	0.1
Advertising Sales	0.1
Machinery-General Industrial	0.1
Steel-Specialty	0.1
Brewery	0.1
Retail-Drug Store	0.1
Electronic Components-Semiconductors	0.1
Computers-Memory Devices	0.1
Seismic Data Collection	0.1
Metal-Copper	0.1
Non-Ferrous Metals	0.1
Firearms & Ammunition	0.1
Computer Graphics	0.1
Retail-Major Department Stores	0.1
Publishing-Newspapers	0.1
Electronic Forms	0.1
Toys	0.1
Dialysis Centers	0.1
Housewares	0.1
Building Products-Doors & Windows	0.1
Food-Baking	0.1
Theaters	0.1
Electric-Generation	0.1
Home Decoration Products	0.1
Retail-Jewelry	0.1
Retail-Perfume & Cosmetics	0.1
Food-Retail	0.1
Engineering/R&D Services	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Propane Distribution	0.1
Telecom Equipment-Fiber Optics	0.1
Machine Tools & Related Products	0.1
Electric-Distribution	0.1
Entertainment Software	0.1
Protection/Safety	0.1
Printing-Commercial	0.1
Tools-Hand Held	0.1
Machinery-Thermal Process	0.1
Health Care Cost Containment	0.1
Semiconductor Components-Integrated Circuits	0.1
Textile-Home Furnishings	0.1
Cosmetics & Toiletries	0.1
Transport-Equipment & Leasing	0.1
Food-Dairy Products	0.1
Pharmacy Services	0.1
Medical Labs & Testing Services	0.1

99.1%

Credit Quality†#

Aaa	1.3%
Aa	0.9
A	15.7
Baa	47.1
Ba	9.2
B	14.1
Caa	10.4
Not Rated@	1.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 78.7%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,129,840
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	965,317
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	247,163
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	2,991,249

		6,333,569

Advertising Sales — 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.25% due 02/15/2022*	125,000	125,625
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	125,000	125,938
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	388,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	750,000	759,375
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	702,000

		2,100,938

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	950,000	916,750

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,201,861
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	749,167

		3,951,028

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	654,875
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	569,250
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,082,500
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,043,250

		3,349,875

Security Description	Principal Amount	Value (Note 2)
Agricultural Chemicals — 0.1%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	$1,940,000	$2,152,488

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,741,018
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,417,177

		4,158,195

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	300,000	322,500
Darling Escrow Corp. Company Guar. Notes 5.38% due 01/15/2022*	375,000	377,813

		700,313

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,200,000	1,381,500
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,221,875
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	300,000	298,500

		2,901,875

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	750,000	840,937
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	668,063
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	3,500,000	3,505,054
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,761,649
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,168,124
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,793,081
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(3)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(3)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(3)	250,000	0

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Notes 2.88% due 08/09/2018*	$2,500,000	$2,550,840
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,382,812
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,703,079

		23,373,639

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,200,000	1,284,000
American Axle & Manufacturing, Inc. Company Guar. Notes 5.13% due 02/15/2019	250,000	256,875
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	265,000
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,184,875
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	605,906
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	1,525,000	1,441,125
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	901,312
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*	575,000	606,625
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	653,000	707,689

		8,253,407

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	783,000
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018(8)(9)	700,000	537,250
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	671,125
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,994,625

		3,986,000

Banks-Commercial — 1.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,464,453
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,444,240
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	639,000

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	$625,000	$616,406
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,396,250
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	264,687
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	532,000
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,321,995
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,697,586
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	864,962
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,308,770
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	697,559
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	509,655
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,324,400
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(4)	525,000	543,375
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,362,659
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,065,950
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,407,137

		25,461,084

Banks-Fiduciary — 0.4%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,506,453
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,033,663

		6,540,116

Banks-Super Regional — 0.9%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	604,737
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,684,422

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	$1,730,000	$1,818,128
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	819,105
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,436,167
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,687,917
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,649,255

		12,699,731

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	844,750

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,902,534

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,350,000	2,373,500
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021	325,000	352,625
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	76,688
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	1,975,000	2,029,312
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 7.63% due 03/15/2020	225,000	236,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	825,000	870,375
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,981,875
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,220,246

		10,140,871

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	456,344
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	215,000

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	$950,000	$1,004,625
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	850,000	899,938
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(4)	1,150,000	1,257,812
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,210,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	441,000
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*	1,100,000	1,083,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	982,187
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	225,000	236,813

		8,787,219

Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	259,188

Building Products-Wood — 0.7%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,692,500
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,583,125
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	775,625

		10,051,250

Building-Residential/Commercial — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021*	700,000	722,750

Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	973,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	291,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,306,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	847,000

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	$650,000	$706,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	163,125
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,354,812
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	375,000	352,500
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,159,042
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	861,636
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	913,509
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	767,705
Cox Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,111,281
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	2,939,329
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	209,500
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	775,000	775,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,227,781
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	1,609,970
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	671,647
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	589,148

		19,831,610

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	275,000	285,313

Security Description	Principal Amount	Value (Note 2)
Casino Hotels — 0.6%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	$700,000	$712,250
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	825,000	810,562
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	300,000	335,250
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,023,625
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,725,000	1,940,625
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	300,000	353,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	1,850,000	1,822,250
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,450,000	1,544,250

		8,542,062

Casino Services — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	1,000,000	1,065,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	1,164,000	1,268,760

		2,333,760

Cellular Telecom — 1.2%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,175,201
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	425,000	441,469
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,427,625
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	650,000	674,375
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	125,000	125,625
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,375,000	1,467,812
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,950,000	1,915,875
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	422,813

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	$650,000	$784,875
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,100,000	2,291,625
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,075,000	1,099,187
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	175,000	178,719
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,250
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	100,000	105,000
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	939,375

		18,154,826

Chemicals-Diversified — 0.4%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	125,000	119,063
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	798,187
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,097,251
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	675,000	659,813
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,528,548
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	475,000	505,875
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	273,965

		5,982,702

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	440,938
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,664,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	726,812
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	460,306

		3,292,056

Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	$425,000	$431,906
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	478,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,452,875
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,050,000	1,128,750

		3,492,281

Circuit Boards — 0.0%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	525,000	561,750

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,131,498
RPM International, Inc. Senior Note 6.50% due 02/15/2018	2,350,000	2,711,277
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,550,000	1,670,125

		6,512,900

Commercial Services — 0.4%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,121,000	1,205,075
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	943,500
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,825,000	1,847,812
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	536,250
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	150,063
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	825,000	853,875

		5,536,575

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(4)	1,425,000	1,467,750
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,250,000	1,375,000
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	945,000

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	$900,000	$993,906
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018	725,000	763,062
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,900,000	2,033,000

		7,577,718

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	500,000	506,250

Computer Graphics — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	1,475,000	1,541,375

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,025,000	1,019,875
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,025,000	1,083,937
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	864,188
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,043,812

		4,011,812

Computers — 0.7%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,267,237
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	723,277
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,156,215
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,318,511
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,156,355

		9,621,595

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,221,875
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	414,375
NCR Escrow Corp. Senior Notes 5.88% due 12/15/2021*	275,000	285,313

Security Description	Principal Amount	Value (Note 2)
Computers-Integrated Systems (continued)
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	$475,000	$494,000

		2,415,563

Consulting Services — 0.5%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,446,188
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	841,589
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	1,370,000	1,362,035
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,975,769

		6,625,581

Consumer Products-Misc. — 0.8%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	838,482
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	750,000	750,000
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	279,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	625,000	639,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	290,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	137,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,700,000	3,931,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	446,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,146,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,408,875
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,612,500

		11,480,326

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	$950,000	$866,875
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(4)	925,000	975,875
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	297,000
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,397,562
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,017,000

		4,554,312

Containers-Paper/Plastic — 0.7%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	532,500
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	700,000	805,000
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	938,125
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,244,151
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	943,088
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	692,719
Pactiv LLC Senior Notes 7.95% due 12/15/2025	250,000	238,125
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	696,519
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	794,570
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	1,999,375
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	845,640

		9,729,812

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	850,000	805,375

Data Processing/Management — 1.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	975,000	1,016,438

Security Description	Principal Amount	Value (Note 2)
Data Processing/Management (continued)
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	$275,000	$284,625
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,561,105
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	715,500
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	4,150,000	4,419,750
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	425,000	468,563
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,635,480

		14,101,461

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	706,861

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,305,281

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	775,000	782,750
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,833,804
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,925,000	2,050,125

		4,666,679

Diversified Banking Institutions — 8.4%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	301,125
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	750,000	770,625
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	222,188
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	731,500
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,675,000	1,859,250
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	381,875

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	$950,000	$1,132,875
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,063,750
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,004,370
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,028,495
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,085,948
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,381,853
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,531,837
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	4,931,690
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,548,766
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,452,952
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,133,480
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,400,239
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,685,413
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,210,000	1,455,025
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,463,566
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,040,997
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,166,652
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	911,813
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,152,703
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,434,193
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,829,532

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	$5,000,000	$4,930,195
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	510,000	478,938
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,218,320
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,684,964
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,030,544
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	5,010,749
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	3,895,392
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,586,558
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,630,880
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,545,624
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,440,411
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,103,023
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	533,829
Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,617,086

		121,809,225

Diversified Financial Services — 2.8%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,419,609
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,537,054
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	20,241,774
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,305,424
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,752,368

		40,256,229

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.4%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	$3,128,000	$3,342,750
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	940,625
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	648,000
Textron, Inc. Senior Notes 4.30% due 03/01/2024	695,000	700,774

		5,632,149

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,020,031
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,675,000	1,578,687

		2,598,718

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	550,000	559,625
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,566,000

		2,125,625

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021*	625,000	628,125

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,007,035	1,091,427

Electric-Integrated — 2.3%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,807,552
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	915,555
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,207,788
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	951,007
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	350,000	362,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	1,325,000	1,401,188

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	$3,900,000	$3,841,636
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	497,619
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	648,024
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	158,532	155,804
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	315,348
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,075,399
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,500,030
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	1,500,000	1,456,868
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,106,206
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	605,650
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	992,416
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,499,900
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,281,472
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	752,015
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,162,483
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	921,087
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	872,609
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,045,388

		33,375,294

Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	125,000	120,625
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,000,000	1,040,000

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	$569,000	$652,928

		1,813,553

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,376,175

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,100,756
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,563,949

		2,664,705

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,139,592

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,925,000	1,987,562
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,192,625
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*	1,225,000	1,280,125
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,708,875
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,125,000
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,625,000	1,876,875
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,855,063

		11,026,125

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	258,750
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	750,000	781,875

		1,040,625

Finance-Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,742,250
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	560,096

Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	$3,000,000	$3,046,485
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,770,550
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	100,000	100,140
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	330,575

		10,550,096

Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,656,255

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,353,361
SLM Corp. Senior Notes 4.88% due 06/17/2019	225,000	222,728

		8,576,089

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,650,972
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	5,100,000	4,861,988
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,212,000	2,140,305

		8,653,265

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,559,183
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,213,032
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	3,870,000	4,763,990
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	2,750,000	3,184,761
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,293,483
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,347,903
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,359,463

		20,721,815

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.4%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	$2,200,000	$2,310,000
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	943,620
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,260,264
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,581,600

		6,095,484

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	236,250

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,475,000	1,574,563

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	700,000	773,500

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	763,062
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	575,000	664,844
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	575,000	598,719
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	761,250
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,302,976

		4,090,851

Food-Misc./Diversified — 1.7%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,500,000	2,593,750
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,950,000	2,815,223
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,245,411
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	2,500,000	2,596,875

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	$2,725,000	$2,663,687
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,596,135
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	1,650,000	1,775,813
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*(4)	1,925,000	2,016,438
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,885,423
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	908,000	1,119,682
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	1,950,000	1,842,750
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	925,000	1,003,625

		24,154,812

Food-Retail — 0.1%
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,157,849

Food-Wholesale/Distribution — 0.3%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,675,000	3,987,375

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	321,375

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,447,662

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	623,156
Mohegan Tribal Gaming Authority Senior Notes 9.75% due 09/01/2021*	1,375,000	1,502,188
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	300,000	325,500
PNK Finance Corp. Senior Notes 6.38% due 08/01/2021*	1,375,000	1,409,375
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	965,000	1,066,325

		4,926,544

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	$230,000	$296,884
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	912,216
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	766,851
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	2,800,000	2,723,048
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,997,692
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,361,751
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,508,074

		10,566,516

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	672,051

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	849,375

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	1,125,000	1,175,625

Hotels/Motels — 0.7%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,520,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	600,000	624,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021*	800,000	828,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	870,000	819,974
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,585,963
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,029,070
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,108,628
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	665,974

Security Description	Principal Amount	Value (Note 2)
Hotels/Motels (continued)
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	$11,000	$12,214

		10,193,823

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	1,195,000	1,289,106

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	258,750
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	315,000	344,137
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,968,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	275,000	289,437
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	191,188

		3,052,262

Insurance-Life/Health — 1.6%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	2,900,000	2,881,521
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,080,903
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	2,755,000	2,779,880
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	936,651
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,841,305
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,134,041
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	1,240,000	1,171,696
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	828,425
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,338,934
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	993,393
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,634,642

		22,621,391

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.7%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	$1,415,000	$1,620,478
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	660,026
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	460,882
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	988,057
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	2,275,000	2,508,028
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	946,846
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	900,777
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,375,953

		10,461,047

Insurance-Mutual — 1.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,580,898
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	190,649
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	622,339
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,619,926
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,012,086
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	542,274
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,143,345
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,406,959

		15,118,476

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,179,447

Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	275,000	263,313

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services — 1.3%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	$4,200,000	$4,909,884
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,086,987
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	331,397
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,390,748
FMR LLC Notes 7.49% due 06/15/2019*	400,000	486,835
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,906,446
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	985,957
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,622,876
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019	985,000	1,091,615
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	289,438
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	761,250
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	436,450
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	2,100,000	2,168,250

		18,468,133

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	723,125
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	371,438

		1,094,563

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,560,762

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.1%
Renaissance Acquisition Corp. Senior Notes 6.88% due 08/15/2021*	$1,300,000	$1,303,250
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	337,271
Waterjet Holdings, Inc. Senior Sec. Notes 7.63% due 02/01/2020*	375,000	383,437

		2,023,958

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	775,000	852,500

Medical Information Systems — 0.2%
Healthcare Technology Intermediate, Inc. Senior Notes 7.38% due 09/01/2018*(4)	2,250,000	2,325,938

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	743,718

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,252,844
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,900,000	1,971,250
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,650,000	1,687,125
DJO Finance LLC/DJO Finance Corp. Notes 8.75% due 03/15/2018	200,000	220,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	299,063
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,971,458
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,150,000	1,216,125
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	690,242

		9,308,607

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,520,365
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,880,908

		5,401,273

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	$1,075,000	$1,147,563

Medical-HMO — 0.2%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,925,000	2,088,625
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	850,455

		2,939,080

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	225,000	226,406
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	850,000	871,250
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	878,625
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	900,000	987,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	605,188
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	882,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,475,000	5,051,156
HCA, Inc. Senior Notes 7.50% due 11/06/2033	425,000	427,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	2,001,562
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	925,000	941,188
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,078,594
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,100,000	1,065,625
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,073,375
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,201,312

		18,291,156

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	$1,125,000	$1,241,719
Wise Metals Group LLC/Wise Alloys Finance Corp. Senior Sec. Notes 8.75% due 12/15/2018*	1,125,000	1,192,500
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,846,989

		6,281,208

Metal-Aluminum — 0.3%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,297,601
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,599,220
Century Aluminum Co. Sec. Notes 7.50% due 06/01/2021*	325,000	324,188

		4,221,009

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	755,000	702,586
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	916,674

		1,619,260

Multimedia — 1.6%
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,022,990
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,051,207
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	2,710,000	2,555,728
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,246,478
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,262,960
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,341,756
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	767,070
News America Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,915,252
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,270,442

Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	$1,500,000	$1,709,557
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	2,954,153
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,787,024
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,788,022

		23,672,639

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,137,228

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,140,125
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	43,000	45,043
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	692,169
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	865,348

		3,742,685

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,255,128
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	745,024
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023*	1,150,000	1,183,772

		4,183,924

Oil Companies-Exploration & Production — 2.1%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	725,000	730,437
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,290,844
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,250,000	1,262,500
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	1,125,000	1,178,437
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	750,000	797,812

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	$975,000	$1,062,750
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	900,000	969,750
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,012,500
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	546,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	833,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	1,005,750
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	1,000,000	1,050,000
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	450,000	454,500
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	500,000	547,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021*	900,000	933,750
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	296,313
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	935,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	700,000	805,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	269,063
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(4)(5)	435,669	450,830
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	643,000	617,280
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	102,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	850,000	862,750

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	$825,000	$874,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	648,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,325,000	1,325,000
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,825,000	1,925,375
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	985,125
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	500,000	530,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	347,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	858,000
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	250,000	247,813
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	865,156
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	1,141,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	600,000	611,250
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	418,500
SM Energy Co. Senior Notes 5.00% due 01/15/2024*	325,000	305,500
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	1,203,750

		30,301,485

Oil Companies-Integrated — 0.8%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,575,812
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,144,520
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,860,802
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,481,732

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	$2,490,000	$2,595,003
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	573,471
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	829,012

		11,060,352

Oil Refining & Marketing — 0.5%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	250,000	253,125
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	862,965
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,923,105
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,390,687

		7,429,882

Oil-Field Services — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	400,000	420,000
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	261,875
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	478,125
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,047,375

		2,207,375

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	475,000	432,250
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,292,096
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,281,349
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,265,810
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,265,496
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(9)(10)	250,000	25
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	975,000	1,023,750

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Westvaco Corp. Debentures 7.65% due 03/15/2027	$750,000	$793,293

		7,354,069

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	700,000	768,250

Pipelines — 2.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,078,000
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	559,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	385,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022*	450,000	459,000
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	300,000	315,000
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	600,448
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	600,000	644,477
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	850,000	841,500
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	2,750,000	2,821,723
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	935,106
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	520,000
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,085,263
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,655,720
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	629,119

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	$2,960,000	$3,344,605
Kinder Morgan, Inc. Senior Sec. Notes 5.63% due 11/15/2023*	1,675,000	1,649,475
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	300,000	282,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	734,062
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	227,813
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,016,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021*	1,550,000	1,546,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	100,000	95,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	250,000	250,625
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	701,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020*	550,000	563,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	275,000	281,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	575,000	590,812
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,389,966
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,016,572

		31,221,474

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,483,810

Security Description	Principal Amount	Value (Note 2)
Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	$825,000	$899,250

Protection/Safety — 0.1%
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	925,000	985,125

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	325,000	335,563
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023*	1,050,000	1,076,250

		1,411,813

Publishing-Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,400,000	1,431,500
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,283,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	349,375

		3,064,625

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	449,438

Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*	325,000	328,250
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	850,000	860,625
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	500,000	495,000
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*	1,525,000	1,471,625

		3,155,500

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,152,938
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,080,625
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	900,000	915,750
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	93,375

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio (continued)
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	$550,000	$490,875
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	975,000	1,007,906
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,264,062
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,300,000	1,423,500

		7,429,031

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	1,998,988
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,130,393
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,733,794
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	980,041
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,400,000	1,473,794
Boston Properties LP Notes 3.80% due 02/01/2024	1,400,000	1,373,079
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,479,469
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,019,954
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	212,786
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,006,179
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,179,924
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	300,000	334,147
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,487,628
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,112,216
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	2,100,000	2,113,553

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
ProLogis LP Senior Notes 6.88% due 03/15/2020	$339,000	$404,201
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,584,395
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,028,058
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,076,091
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,039,720
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	747,951
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,653,476

		38,169,837

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,429,811
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,278,296
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	295,399

		3,003,506

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,393,155
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,484,778
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	181,125
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	950,000	978,500
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,063,750
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	280,625
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	83,156

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	$75,000	$84,375
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,304,250

		11,853,714

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(4)	1,575,000	1,661,625
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,178,625

		2,840,250

Resorts/Theme Parks — 0.2%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021	575,000	573,562
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,053,000
HRP Myrtle Beach Operations LLC Escrow Notes
7.38% due 04/01/2012*†(1)(2)(3)(10)(11)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,658,250

		3,284,812

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	725,000	645,250
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	913,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	562,500
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,060,312

		3,181,562

Retail-Arts & Crafts — 0.2%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(4)	1,650,000	1,691,250
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	125,000	125,000
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,550,000	1,654,625

		3,470,875

Security Description	Principal Amount	Value (Note 2)
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	$840,000	$872,349
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	2,750,000	2,800,160
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,424,075
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	786,641
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,117,245

		7,000,470

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	650,000	669,500

Retail-Bedding — 0.2%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,150,000	2,327,375

Retail-Building Products — 0.2%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,325,000	1,424,375
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,815,095

		3,239,470

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	1,240,000	1,269,196
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	529,041	561,089

		1,830,285

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(4)	1,275,000	1,326,000
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,875,000	1,950,000

		3,276,000

Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	1,250,000	1,175,000

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	1,029,062
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(4)	1,825,000	1,879,750

		2,908,812

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Major Department Stores — 0.1%
Neiman Marcus Group LLC Company Guar. Notes 8.00% due 10/15/2021*	$375,000	$392,813
Neiman Marcus Group LLC Company Guar. Notes 8.75% due 10/15/2021*(4)	975,000	1,023,750

		1,416,563

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	123,125
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	304,500
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	742,500

		1,170,125

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,340,625
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(4)	1,675,000	1,708,500

		3,049,125

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,109,980

Retail-Restaurants — 0.2%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,804,687
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,552,500

		3,357,187

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,336,781
New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(4)	1,700,000	1,734,000

		3,070,781

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,521,112
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	953,528

		3,474,640

Security Description	Principal Amount	Value (Note 2)
Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	$2,640,000	$3,123,379
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	825,000	846,656

		3,970,035

Special Purpose Entities — 0.7%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	792,575
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	1,610,000	1,619,435
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,421,682
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(4)	1,625,000	1,673,750
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(6)	4,930,000	5,327,363

		10,834,805

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,270,000	1,304,925
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	313,600
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	3,972,864

		5,591,389

Steel-Producers — 0.7%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,271,929
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,724,576
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	4,725,000	4,740,200
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	126,250

		9,862,955

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,991,063

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,107,779

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	$875,000	$958,125
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,938,157

		2,896,282

Telecommunication Equipment — 0.6%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(4)	1,675,000	1,752,469
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	990,000	1,075,387
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,770,940
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	495,044

		9,093,840

Telephone-Integrated — 2.9%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,057,262
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,165,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,677,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	900,000
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	100,000	102,250
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	132,812
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,042,625
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	782,250
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,057,046
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,850,000	1,766,750
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,925,000	2,079,000
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	13,950,000	15,165,980
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	7,050,000	8,462,397

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	$300,000	$279,000

		41,669,872

Television — 0.2%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	511,875
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	954,125
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,200,000	1,281,000

		2,747,000

Textile-Home Furnishings — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*	800,000	808,000

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	438,188
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	166,125
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	593,750

		1,198,063

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,632,575
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	300,452
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,176,180
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	917,943

		4,027,150

Tools-Hand Held — 0.1%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	850,000	871,250

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,371,438

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	225,000	235,125

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	$250,000	$251,250
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	525,000	535,028

		786,278

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	224,435	262,672
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,015,249
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,515,526
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,216,164
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,582,433

		6,592,044

Transport-Services — 0.4%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	995,531
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,573,730
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,345,858
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,082,750
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	845,505

		5,843,374

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,246,495

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,123,375
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,500,000	1,462,500
General Cable Corp. Company Guar. Notes 6.50% due 10/01/2022*	1,100,000	1,089,000

		3,674,875

Security Description	Principal Amount	Value (Note 2)
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	$600,000	$626,250

Total U.S. Corporate Bonds & Notes (cost $1,084,930,230)		1,144,869,113

FOREIGN CORPORATE BONDS & NOTES — 15.5%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,381,359
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,000,000	1,029,416

		3,410,775

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	754,000	757,770

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,828,500

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,321,238

Auto-Cars/Light Trucks — 0.3%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	229,500
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,359,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,255,352

		4,843,852

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	975,000	1,016,438
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	373,125
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	700,000	798,000
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,341,000
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(4)	900,000	954,000
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,225,000	1,277,062

		5,759,625

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	$1,900,000	$1,878,129
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,268,161
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,605,000

		7,751,290

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,865,242

Beverages-Wine/Spirits — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,658,917
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,011,738
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,071,915

		6,742,570

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	7,015,000	7,999,892

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,259,250

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	185,302
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	940,320
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	3,050,000	3,172,000
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	345,475

		4,643,097

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	1,200,000	1,149,000
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	636,094

		1,785,094

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	$2,125,000	$2,321,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	202,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	654,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	111,673

		3,290,360

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	384,375

Cruise Lines — 0.3%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,481,939
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,113,750

		4,595,689

Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,594,876
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,461,021

		4,055,897

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	404,389
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,525,575

		2,929,964

Diversified Manufacturing Operations — 0.3%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,807,482

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,027,000
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	613,512

		2,640,512

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	$1,675,000	$1,779,687
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,624,646
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,219,855
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	425,000	436,688

		5,060,876

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,176,556

Electric-Integrated — 0.2%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,600,788
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	685,612
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,207,528

		3,493,928

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	350,000	343,875
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	339,500

		683,375

Electronic Parts Distribution — 0.2%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	829,125
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,404,000

		2,233,125

Finance-Auto Loans — 0.3%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	2,825,000	2,913,761
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	2,016,299

		4,930,060

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,910,900

Security Description	Principal Amount	Value (Note 2)
Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	$1,230,000	$1,234,422

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,745,305

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,146,250
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	534,157
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	595,032
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,404,861
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,070,637
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,084,061

		11,834,998

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,132,642

Medical-Drugs — 0.3%
VPII Escrow Corp. Senior Notes 7.50% due 07/15/2021*	3,225,000	3,591,844

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,887,989
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,607,571

		3,495,560

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	2,200,000	2,045,925
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,904,375

		3,950,300

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,596,094

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	675,000	713,813

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	$840,000	$907,397

.		1,621,210

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	797,383
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,460,265
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,700,361
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021	575,000	572,125
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	550,000	543,125
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(2)	75,000	0

		9,073,259

Oil Companies-Integrated — 2.4%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,545,226
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,042,211
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,850,000	4,253,680
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,849,815
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,107,750
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	2,800,366
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,484,874
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,338,480
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,796,934
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,200,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	575,000	572,264
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	5,070,000	5,399,550

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	$1,600,000	$1,766,000

		34,157,150

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*(2)	500,000	605,517

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	153,611
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	678,118
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,376,135

		3,207,864

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,190,846

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	675,000	644,625
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,075,000	2,142,437
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	698,750
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,238,906
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	550,000	589,875
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	625,000	676,563

		5,991,156

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	650,000	667,063

Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	254,375
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	208,000	217,880
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,207,313

		1,679,568

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	$400,000	$400,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	232,875
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	200,000	200,000

		832,875

Steel-Producers — 0.8%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,732,500
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,135,000
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,549,688
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	960,000
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,579,637
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,247,457

		12,204,282

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	740,919
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	834,140
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,231,995
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,603,825

		4,410,879

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	703,250

Telephone-Integrated — 0.8%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,107,596
Lynx II Corp. Senior Notes 6.38% due 04/15/2023*	1,275,000	1,300,500
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,264,535
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,708,380

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	$1,575,000	$1,794,283

		11,175,294

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,690,574
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	878,046

		4,568,620

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,013,620

Total Foreign Corporate Bonds & Notes (cost $217,879,804)		225,844,912

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	867,825
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,458,125
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,345,300

Total Foreign Government Agencies (cost $6,232,209)		6,671,250

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $370,845)	640,000	533,076

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Notes — 1.0%
1.50% due 12/31/2018	7,000,000	7,004,375
2.75% due 11/15/2023	7,000,000	7,050,316

Total U.S. Government Treasuries (cost $13,794,215)		14,054,691

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,101,542

COMMON STOCKS — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	17,278	623,390
Motors Liquidation Co. GUC Trust†	4,119	127,071

		750,461

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)	9,354	22,824
Lone Pine Resources, Inc.†(1)	9,354	0

		22,824

Total Common Stocks (cost $1,681,694)		773,285

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	$1,065	$1,030,754

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,120,200

Total Preferred Securities (cost $3,091,012)		2,151,254

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Commercial — 0.2%
Barclays Bank PLC FRS 5.93% due 12/15/2016*(7)	2,850,000	3,006,750

Electric-Integrated — 0.2%
Electricite de France VRS 5.63% due 01/22/2024*(7)	3,000,000	2,925,000

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,154,000

Finance-Consumer Loans — 0.3%
HSBC Finance Capital Trust IX FRS 5.91% due 11/30/2035	3,700,000	3,820,250

Insurance-Multi-line — 0.4%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,332,000
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	2,870,000	4,180,132
USF&G Capital III 8.31% due 07/01/2046*	$250,000	$308,896

		5,821,028

Security Description	Shares/ Principal Amount	Value (Note 2)
Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	$2,554,458

Total Preferred Securities/Capital Securities (cost $18,700,575)		20,281,486

WARRANTS†— 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/2016 (Strike price $10.00)	5,424	144,550
General Motors Co. Expires 07/10/2019 (Strike price $18.33)	5,424	102,405

Total Warrants (cost $608,047)		246,955

Total Long-Term Investment Securities (cost $1,350,808,631)		1,418,527,564

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $22,263,000)	22,263,000	22,263,000

TOTAL INVESTMENTS (cost $1,373,071,631)(12)	99.1%	1,440,790,564
Other assets less liabilities	0.9	13,545,055

NET ASSETS	100.0%	$1,454,335,619

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $341,402,204 representing 23.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $4,824,569 representing 0.3% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2014, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
General Motors Corp. 7.20% due 01/15/2011	04/21/2011	$1,000,000	$0	$0	$0.00	0.00%
General Motors Corp. 7.40% due 09/01/2025	04/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	04/21/2011	250,000	0	0	0.00	0.00

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	03/23/2006	$225,000	$225,000
	10/29/2007	100,000	99,852
	01/02/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Security currently paying interest in the form of additional securities.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Security in default of interest.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Security is in default and did not pay principal at maturity.
(11)	Company has filed for Chapter 7 bankruptcy protection.
(12)	See Note 3 for cost of investments on a tax basis.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$23,373,639	$0	$23,373,639
Diversified Banking Institutions	—	121,809,225	—	121,809,225
Paper & Related Products	—	7,354,044	25	7,354,069
Recycling	—	—	9	9
Resorts/Theme Parks	—	3,284,812	0	3,284,812
Other Industries*	—	989,047,359	—	989,047,359
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	9,073,259	0	9,073,259
Other Industries*	—	216,771,653	—	216,771,653
Foreign Government Agencies	—	6,671,250	—	6,671,250
U.S. Government Agencies	—	533,076	—	533,076
U.S. Government Treasuries	—	14,054,691	—	14,054,691
Municipal Bonds & Notes	—	3,101,542	—	3,101,542
Common Stocks:
Auto-Cars/Light Trucks	750,461	—	—	750,461
Oil Companies-Exploration & Production	—	—	22,824	22,824
Preferred Securities:
Diversified Banking Institutions	—	1,030,754	—	1,030,754
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,120,200	—	—	1,120,200
Preferred Securities/Capital Securities	—	20,281,486	—	20,281,486
Warrants	246,955	—	—	246,955
Short-Term Investment Securities:
Time Deposits	—	22,263,000	—	22,263,000

Total	$2,117,616	$1,438,649,790	$23,158	$1,440,790,564

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

43

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Sovereign	45.8%
Diversified Financial Services	13.7
United States Treasury Notes	11.6
Registered Investment Companies	5.5
Federal National Mtg. Assoc.	4.8
Federal Home Loan Mtg. Corp.	3.4
Sovereign Agency	2.1
Banks-Commercial	2.0
Tobacco	1.4
Telephone-Integrated	1.3
Diversified Banking Institutions	1.3
Oil Companies-Integrated	1.1
Oil Companies-Exploration & Production	0.8
Real Estate Investment Trusts	0.7
Multimedia	0.6
SupraNational Banks	0.5
Computers	0.5
Food-Misc./Diversified	0.4
Insurance-Mutual	0.4
Applications Software	0.3
Retail-Restaurants	0.3
Medical-Generic Drugs	0.3
Federal Farm Credit Bank	0.3
Banks-Special Purpose	0.3
Finance-Credit Card	0.2
Pharmacy Services	0.2
Machinery-Construction & Mining	0.2
Finance-Consumer Loans	0.2
Medical-Drugs	0.2
Electric-Distribution	0.1
United States Treasury Bonds	0.1
Finance-Commercial	0.1
Banks-Money Center	0.1
Electric-Generation	0.1
Beverages-Wine/Spirits	0.1

101.0%

Country Allocation*

United States	38.3%
Japan	13.2
United Kingdom	9.8
Italy	9.3
France	5.8
Spain	5.0
Cayman Islands	4.2
Canada	2.5
Netherlands	2.3
Germany	2.0
Belgium	1.4
Australia	0.9
Finland	0.8
Mexico	0.8
Ireland	0.8
Norway	0.7
Luxembourg	0.6
Denmark	0.5
SupraNational	0.5
Greece	0.4
Sweden	0.3
Switzerland	0.3
United Arab Emirates	0.3
Indonesia	0.1
Brazil	0.1
Honduras	0.1

101.0%

Credit Quality#†

Aaa	37.3%
Aa	26.7
A	5.5
Baa	20.4
Caa	0.2
Ca	0.7
Not rated@	9.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 13.1%
Cayman Islands — 4.2%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.89% due 11/01/2018*(6)	$		3,186,340	$3,126,052
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.74% due 10/14/2022*(6)			450,000	437,738
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.16% due 10/14/2022*(6)			3,000,000	2,902,908
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.46% due 04/18/2024*(6)			2,450,000	2,360,472
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.51% due 02/01/2022*(6)			1,804,854	1,760,696
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.49% due 11/01/2017*(6)			703,638	699,638
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.48% due 11/22/2023*(6)			2,150,000	2,117,479
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*(6)			1,600,000	1,575,048
Red River CLO, Ltd. FRS Series 1X, Class A 0.51% due 07/27/2018(6)			2,352,598	2,301,491
Red River CLO, Ltd. FRS Series 1A, Class A 0.51% due 07/27/2018*(6)			811,241	793,618

				18,075,140

United Kingdom — 3.3%
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.56% due 09/20/2066(2)		EUR	437,817	569,816
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.60% due 09/20/2066(2)		EUR	393,967	514,074
Aire Valley Mortgages PLC FRS Series 2005-1X, Class 2A2 0.66% due 09/20/2066(2)		EUR	135,956	177,863
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.72% due 09/20/2066(2)		EUR	1,256,301	1,647,778
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 1.01% due 02/15/2017*		EUR	3,300,000	4,473,198
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.30% due 12/20/2054(2)			626,923	619,714
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.43% due 12/20/2054(2)		EUR	777,385	1,039,966
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.45% due 12/20/2054(2)		EUR	125,385	167,787
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.72% due 12/20/2054(2)		GBP	752,308	1,225,587

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
Granite Master Issuer PLC FRS Series 2005-4, Class A6 0.72% due 12/20/2054(2)	GBP	25,077	$40,861
Granite Master Issuer PLC FRS Series 2005-1, Class A6 0.72% due 12/20/2054(2)	GBP	50,154	81,722
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.84% due 06/20/2044(2)	GBP	327,797	534,554
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.88% due 09/20/2044(2)	GBP	292,132	476,874
Granite Mortgages PLC FRS Series 2003-3, Class 3A 0.90% due 01/20/2044(2)	GBP	140,273	229,096
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.51% due 09/21/2038(2)		731,290	754,173
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.55% due 09/21/2038(2)	EUR	52,235	72,706
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.57% due 12/21/2037(2)	EUR	173,760	244,204
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.81% due 12/21/2037(2)	GBP	104,256	178,332
Mansard Mortgages PLC FRS Series 2007-2X, Class A1 1.18% due 12/15/2049(2)	GBP	192,601	305,797
Thrones PLC FRS Series 2013-1, Class A 2.02% due 07/20/2044(2)	GBP	330,320	545,110

			13,899,212

United States — 5.6%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.90% due 10/25/2034(2)		414	412
Banc of America Commercial Mtg. Trust VRS Series 2007-4, Class A1A 5.77% due 02/10/2051(2)		513,673	577,903
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.37% due 03/20/2046(2)		881,702	651,071
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.43% due 02/25/2036(2)		957,245	763,642
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(2)		3,300,000	3,273,970

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
FHLMC Multifamily Structured Pass Through Certs. Series K709, Class A2 2.09% due 03/25/2019(2)	$	3,000,000	$3,010,593
FHLMC Multifamily Structured Pass Through Certs. Series K030, Class A1 2.78% due 09/25/2022(2)		1,083,247	1,112,510
FHLMC Multifamily Structured Pass Through Certs. VRS Series K030, Class A2 3.25% due 04/25/2023(2)		5,000,000	5,029,990
FHLMC Multifamily Structured Pass Through Certs. VRS Series K034, Class A2 3.53% due 07/25/2023(2)		2,200,000	2,251,858
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A1A 5.81% due 08/10/2045(2)		1,302,713	1,432,490
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A1A 5.71% due 02/12/2049(2)		709,507	794,217
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-CB15, Class A1A 5.81% due 06/12/2043(2)		654,338	712,239
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.40% due 06/25/2047(2)		980,742	665,447
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(2)		1,000,000	1,043,335
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.69% due 11/20/2034(2)		116,330	110,921
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		200,000	200,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.85% due 11/25/2037(2)		523,325	356,132
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.11% due 06/25/2046(2)		1,252,719	863,728

Security Description			Principal Amount**	Value (Note 2)

United States (continued)
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.67% due 12/28/2037(2)	$		842,406	$677,227

				23,927,685

Total Asset Backed Securities (cost $56,883,849)				55,902,037

CORPORATE BONDS & NOTES — 15.6%
Australia — 0.4%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015			850,000	864,152
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017			750,000	763,684

				1,627,836

France — 1.2%
BPCE SA Sub. Notes 5.70% due 10/22/2023*			850,000	877,948
Credit Agricole SA Senior Notes 2.13% due 04/17/2018*			900,000	901,260
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*			350,000	394,916
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022			450,000	440,154
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018			2,350,000	2,385,356

				4,999,634

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020		SEK	2,000,000	351,571
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020		AUD	800,000	765,884

				1,117,455

Ireland — 0.8%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015		EUR	400,000	545,025
GE Capital UK Funding Company Guar. Bonds 5.63% due 04/25/2019		GBP	644,000	1,207,806
Perrigo Co. PLC Company Guar. Notes 4.00% due 11/15/2023*			1,200,000	1,212,710
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*			250,000	225,937

				3,191,478

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Japan — 2.5%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	$9,056,389
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,556,975

			10,613,364

Luxembourg — 0.6%
Gazprom Neft OAO Via GPN Capital SA Senior Notes 6.00% due 11/27/2023*		1,470,000	1,466,325
Gazprom OAO Via Gaz Capital SA Senior Bonds 9.25% due 04/23/2019		710,000	857,325
TNK-BP Finance SA Company Guar. Bonds 6.63% due 03/20/2017		126,000	137,813
TNK-BP Finance SA Company Guar. Notes 7.25% due 02/02/2020		160,000	179,200

			2,640,663

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021		360,000	383,400
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		210,000	208,425

			591,825

Netherlands — 0.3%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,321,970

Norway — 0.7%
DNB Boligkreditt AS Notes 1.45% due 03/21/2019*		1,300,000	1,288,430
Sparebank 1 Boligkreditt AS Notes 1.75% due 11/15/2020*		1,900,000	1,836,806

			3,125,236

Sweden — 0.3%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	674,076
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	672,003

			1,346,079

Switzerland — 0.1%
UBS AG Senior Notes 4.88% due 08/04/2020		318,000	356,215

Security Description			Principal Amount**	Value (Note 2)

United Arab Emirates — 0.3%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021	$		200,000	$219,760
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019			418,698	463,708
Ruwais Power Co., PJSC Senior Sec. Bonds 6.00% due 08/31/2036*			370,000	396,063

				1,079,531

United Kingdom — 1.0%
Bank of Scotland PLC Bonds 5.25% due 02/21/2017			400,000	446,147
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*			850,000	834,372
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020			700,000	767,917
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018		EUR	1,150,000	1,741,545
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015			525,000	536,970

				4,326,951

United States — 7.0%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016			800,000	835,695
Apple, Inc. Senior Notes 2.40% due 05/03/2023			1,250,000	1,144,426
Bank of America Corp. Senior Notes 4.75% due 08/01/2015			800,000	843,740
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016			750,000	772,875
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018			850,000	987,855
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016			750,000	797,835
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023			1,250,000	1,204,868
General Mills, Inc. Senior Notes 2.10% due 11/16/2020		EUR	650,000	886,736
HCP, Inc. Senior Notes 4.25% due 11/15/2023			3,000,000	3,019,644
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017			900,000	924,092
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017			750,000	756,625

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description			Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Microsoft Corp. Senior Notes 0.88% due 11/15/2017	$		900,000	$888,230
Microsoft Corp. Senior Notes 2.63% due 05/02/2033		EUR	350,000	447,923
Morgan Stanley Senior Notes 3.75% due 09/21/2017		EUR	600,000	874,307
Morgan Stanley Senior Notes 6.25% due 08/28/2017			600,000	689,977
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.92% due 04/15/2018*			1,900,000	1,902,863
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021			600,000	646,110
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*			1,650,000	1,655,798
Philip Morris International, Inc. Senior Notes 1.75% due 03/19/2020		EUR	1,200,000	1,614,782
Starbucks Corp. Senior Notes 3.85% due 10/01/2023			1,300,000	1,335,567
Unilever Capital Corp. Company Guar. Notes 2.20% due 03/06/2019			1,050,000	1,060,185
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018			350,000	372,331
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020			2,950,000	3,177,410
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023			850,000	924,092
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043			1,200,000	1,440,408
Walgreen Co. Senior Notes 3.10% due 09/15/2022			150,000	144,315
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018			650,000	649,709

				29,998,398

Total Corporate Bonds & Notes (cost $63,860,152)				66,336,635

GOVERNMENT AGENCIES — 48.1%
Australia — 0.5%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	2,200,000	2,160,413

Belgium — 1.4%
Kingdom of Belgium Bonds 3.50% due 06/28/2017*		EUR	3,190,000	4,725,303

Security Description		Principal Amount**	Value (Note 2)

Belgium(continued)
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	$378,031
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	779,329

			5,882,663

Canada — 2.5%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,701,594
Government of Canada Bonds 2.50% due 06/01/2015(3)	CAD	2,460,000	2,253,481
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,963,187
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	430,294
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,242,568

			10,591,124

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,561,346
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	627,744

			2,189,090

Finland — 0.8%
Republic of Finland Senior Notes 3.13% due 09/15/2014*	EUR	2,550,000	3,502,795

France — 4.5%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	5,165,754
Government of France Bonds 2.25% due 10/25/2022	EUR	5,640,000	7,831,823
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,160,259
Government of France Bonds 4.25% due 10/25/2017	EUR	1,500,000	2,297,415
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,594,127

			19,049,378

Germany — 1.7%
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	400,000	541,071
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,940,000	6,739,058

			7,280,129

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Greece — 0.4%
Republic of Greece FRS Bonds 0.97% due 08/10/2014	EUR	790,000	$1,016,726
Republic of Greece FRS Bonds 1.62% due 05/21/2014	EUR	500,000	655,886

			1,672,612

Honduras — 0.1%
Republic of Honduras Senior Notes 8.75% due 12/16/2020*		210,000	215,513

Indonesia — 0.1%
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		400,000	477,000

Italy — 8.7%
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	2,810,000	3,985,500
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	3,430,000	4,945,745
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	8,350,000	12,313,152
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	200,000	277,077
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,102,396
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	8,400,000	13,003,853
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,382,196

			37,009,919

Japan — 10.7%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	366,778
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	6,249,091
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	320,000,000	3,141,002
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	671,000,000	6,718,531
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	26,300,000	271,215
Government of Japan Senior Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,381,016
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,758,428

Security Description		Principal Amount**	Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	463,400,000	$4,906,625
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,215,570
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	2,687,453
Government of Japan Senior Bonds 2.10% due 12/20/2029	JPY	340,000,000	3,801,448
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,560,972
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,772,900

			45,831,029

Mexico — 0.7%
United Mexican States Senior Bonds 4.75% due 03/08/2044		50,000	44,000
United Mexican States Bonds 7.50% due 06/03/2027	MXN	7,448,900	580,278
United Mexican States Bonds 7.75% due 05/29/2031	MXN	14,245,700	1,093,717
United Mexican States Bonds 7.75% due 11/13/2042	MXN	8,793,400	657,379
United Mexican States Bonds 8.50% due 11/18/2038	MXN	17,600	1,425
United Mexican States Bonds 10.00% due 11/20/2036	MXN	5,499,700	511,490

			2,888,289

Netherlands — 2.0%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,589,246
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,465,844
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	985,550
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,650,817

			8,691,457

Spain — 5.0%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,356,243
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	6,020,000	8,163,827

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Spain (continued)
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	1,680,000	$2,397,663
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	2,040,000	3,016,398
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	4,290,000	6,591,321

			21,525,452

United States — 8.5%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,127,206
Federal Home Loan Mtg. Corp. 4.00% due 06/01/2025		2,340,593	2,491,913
5.00% due 07/01/2035		1,763,542	1,924,848
5.00% due 12/01/2036		886,683	964,715
5.00% due 11/01/2038		404,935	439,657
5.00% due 01/01/2039		127,657	138,666
5.00% due 09/01/2039		294,844	320,226
5.00% due 05/01/2041		992,296	1,082,246
7.00% due 02/01/2039		1,560,557	1,759,653
Federal Home Loan Mtg. Corp. REMIC 6.50% due 02/15/2036(2)		1,528,978	1,738,014
6.50% due 05/15/2041(2)		2,872,299	3,256,940
Federal National Mtg. Assoc. 3.42% due 10/01/2020		382,003	400,044
3.62% due 12/01/2020		271,862	286,609
3.75% due 03/01/2018		974,778	1,051,467
3.84% due 05/01/2018		530,000	576,173
4.38% due 06/01/2021		984,067	1,083,850
4.50% due 08/01/2033		167,855	180,663
4.50% due 09/01/2033		133,582	143,763
4.50% due 10/01/2033		44,606	48,015
4.50% due 11/01/2033		189,579	203,971
4.50% due 12/01/2033		10,709	11,514
4.50% due 03/01/2034		9,936	10,698
4.50% due 05/01/2034		47,173	50,749
4.50% due 06/01/2034		28,017	30,116
4.50% due 09/01/2034		21,267	22,869
4.50% due 01/01/2035		61,111	65,673
4.50% due 02/01/2035		78,169	84,023
4.50% due 03/01/2035		3,730	4,009
4.50% due 05/01/2035		60,711	65,338
4.50% due 08/01/2035		21,934	23,571
4.50% due 09/01/2035		13,347	14,364
4.50% due 10/01/2035		12,349	13,277
4.50% due 06/01/2038		35,033	37,651
4.50% due 02/01/2040		13,930	14,939
4.50% due 08/01/2041		351,522	377,271
4.50% due 10/01/2041		94,403	101,289
5.00% due 12/01/2033		564,982	619,394
6.00% due 03/01/2037		135,377	150,375
6.00% due 08/01/2038		308,289	342,241
6.00% due 10/01/2041		232,689	257,918
6.00% due February TBA		9,000,000	9,970,313
7.00% due 03/01/2039		925,663	1,027,829
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(2)		600,000	601,134

Security Description			Principal Amount**	Value (Note 2)

United States (continued)
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(2)	$		800,000	$789,707
Federal National Mtg. Assoc. REMIC 7.00% due 07/25/2042(2)			1,617,350	1,796,314
7.00% due 10/25/2042(2)			540,592	600,181

				36,301,396

Total Government Agencies (cost $205,358,300)				205,268,259

GOVERNMENT TREASURIES — 17.9%
Brazil — 0.1%
Federative Republic of Brazil Inflation Linked Treasury Notes 6.00% due 08/15/2050(4)		BRL	905,686	336,367

Italy — 0.6%
Republic of Italy Bonds 4.75% due 05/01/2017		EUR	470,000	692,675
Republic of Italy Bonds 5.00% due 08/01/2034		EUR	890,000	1,299,251
Republic of Italy Bonds 5.50% due 09/01/2022		EUR	220,000	339,263
Republic of Italy Bonds 5.75% due 02/01/2033		EUR	173,000	275,921

				2,607,110

United Kingdom — 5.5%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018		GBP	3,170,000	5,125,175
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022		GBP	3,020,000	4,657,515
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016		GBP	1,250,000	2,109,820
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052		GBP	2,340,000	4,083,373
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040		GBP	605,000	1,129,815
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034		GBP	2,810,000	5,394,160
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020		GBP	80,000	151,850
United Kingdom Inflation Linked Gilt Treasury Bonds 7.56% due 04/16/2020(4)		GBP	544,562	1,073,514

				23,725,222

United States — 11.7%
United States Treasury Bonds 2.75% due 11/15/2042			700,000	588,657

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description			Principal Amount**	Value (Note 2)

GOVERNMENT TREASURIES (continued)
United States (continued)
United States Treasury Notes 0.25% due 01/31/2015	$		900,000	$900,914
0.38% due 07/15/2023 TIPS(4)			1,422,229	1,414,562
0.63% due 01/15/2024 TIPS(4)			1,608,294	1,620,356
0.88% due 01/31/2018			2,150,000	2,126,148
1.13% due 01/15/2021 TIPS(4)			1,598,280	1,713,781
1.25% due 10/31/2018			9,300,000	9,221,527
1.25% due 11/30/2018			10,000,000	9,900,780
1.75% due 10/31/2020			7,500,000	7,341,795
2.00% due 07/31/2020			3,800,000	3,800,889
2.00% due 09/30/2020			5,500,000	5,479,804
2.13% due 08/31/2020(3)			5,700,000	5,732,062

				49,841,275

Total Government Treasuries (cost $75,734,575)				76,509,974

FOREIGN DEBT OBLIGATIONS — 0.5%
SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027		JPY	40,000,000	460,100
European Investment Bank Senior Notes 5.00% due 12/01/2020		SEK	2,950,000	515,897
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025			850,000	1,121,751

Total Foreign Debt Obligations (cost $1,777,451)				2,097,748

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
France — 0.1%
Credit Agricole SA VRS 7.88% due 01/23/2024*(1)			350,000	355,250

Switzerland — 0.2%
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(1)			800,000	842,000

Total Preferred Securities/Capital Securities (cost $1,150,000)				1,197,250

Total Long-Term Investment Securities (cost $404,764,327)				407,311,903

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 5.5%
SSgA U.S. Government Money Market Fund (cost $23,364,951)			23,364,951	23,364,951

TOTAL INVESTMENTS (cost $428,129,278)(5)			101.0%	430,676,854
Liabilities in excess of other assets			(1.0)	(4,232,657)

NET ASSETS			100.0%	$426,444,197

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $73,067,882 representing 17.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 3 for cost of investments on a tax basis.
(6)	Collateralized Loan Obligation

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
88	Long	Euro-BOBL	March 2014	$14,905,180	$15,041,021	$135,841
7	Long	Euro-BTP	March 2014	1,081,549	1,110,910	29,361
28	Long	Euro-Bund	March 2014	5,348,996	5,433,425	84,429
19	Long	Euro-Shatz	March 2014	2,828,175	2,835,310	7,135
6	Long	Japanese 10 Year Bonds	March 2014	8,456,396	8,499,951	43,555
8	Long	Life Long Gilt	March 2014	1,400,865	1,451,760	50,895
228	Short	U.S. Treasury 10 Year Notes	March 2014	28,540,688	28,671,000	(130,312)
163	Long	U.S. Treasury 2 Year Notes	March 2014	35,879,344	35,893,110	13,766
95	Long	U.S. Treasury 5 Year Notes	March 2014	11,461,438	11,459,375	(2,063)
66	Short	U.S. Treasury Long Bonds	March 2014	8,626,360	8,817,188	(190,828)
144	Long	U.S. Treasury Ultra Long Bonds	March 2014	19,909,063	20,709,000	799,937
3	Short	EURIBOR Euro 3 Month	December 2014	1,006,568	1,008,996	(2,428)
403	Short	90 Day Euro Dollar	December 2015	99,863,001	99,727,388	135,613
213	Short	90 Day Euro Dollar	March 2016	52,589,071	52,568,400	20,671
213	Short	90 Day Euro Dollar	June 2016	52,451,279	52,421,963	29,316

						$1,024,888

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	1,607,000	USD	1,407,475	3/19/2014	$5,169	$—
	CHF	2,897,662	EUR	2,357,700	3/19/2014	—	(17,267)
	EUR	521,000	HUF	161,934,177	3/19/2014	—	(5,342)
	EUR	262,000	PLN	1,113,972	3/19/2014	—	(961)
	EUR	2,190,000	USD	3,004,934	3/19/2014	51,239	—
	GBP	859,000	USD	1,417,706	3/19/2014	6,052	—
	HUF	156,604,013	EUR	517,000	3/19/2014	22,901	—
	HUF	157,292,608	USD	704,000	3/19/2014	26,648	—
	PLN	2,702,067	EUR	642,665	3/19/2014	11,979	—
	PLN	3,254,803	USD	1,054,000	3/19/2014	24,347	—
	RUB	11,175,271	USD	337,275	2/14/2014	20,217	—
	USD	709,776	AUD	809,000	3/19/2014	—	(3,824)
	USD	3,482,704	EUR	2,557,000	3/19/2014	—	(34,029)

						168,552	(61,423)

Barclays Bank PLC	AUD	191,000	USD	169,565	3/19/2014	2,894	—
	CHF	4,824,035	USD	5,445,719	3/19/2014	123,109	—
	EUR	1,043,000	GBP	859,883	3/19/2014	6,391	—
	GBP	716,153	EUR	862,000	3/19/2014	—	(14,309)
	GBP	2,526,000	USD	4,154,967	3/19/2014	3,815	—
	KRW	1,520,832,240	USD	1,411,000	2/27/2014	5,390	—
	MYR	2,349,457	USD	705,000	2/21/2014	3,318	—
	PLN	1,106,831	EUR	261,000	3/19/2014	1,871	—
	TRY	1,557,249	USD	660,204	3/19/2014	—	(20,069)
	USD	333,707	COP	647,525,160	2/12/2014	—	(12,650)
	USD	349,000	INR	21,772,714	2/13/2014	—	(2,068)
	USD	45,859,127	JPY	4,717,094,345	2/13/2014	311,828	—
	USD	620,816	MYR	2,002,102	2/13/2014	—	(22,721)
	USD	315,533	PHP	14,359,909	2/28/2014	1,167	—
	USD	606,457	AUD	676,000	3/19/2014	—	(16,563)
	USD	1,059,888	EUR	782,000	3/19/2014	—	(5,190)
	USD	356,000	SGD	454,690	3/19/2014	132	—
	USD	954,400	TRY	2,069,636	3/19/2014	—	(50,294)
	USD	349,000	ZAR	3,758,870	3/19/2014	—	(12,934)
	ZAR	4,004,217	USD	356,000	3/19/2014	—	(2,001)

						459,915	(158,799)

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CZK	18,715,174	USD	931,729	3/19/2014	$14,742	$—
	EUR	243,000	CZK	6,686,145	3/19/2014	—	(138)
	EUR	778,000	JPY	110,086,766	3/19/2014	28,411	—
	HUF	154,204,310	EUR	506,000	3/19/2014	18,399	—
	INR	21,654,500	USD	350,000	2/18/2014	5,265	—
	JPY	36,287,350	EUR	259,000	3/19/2014	—	(5,923)
	JPY	36,405,881	USD	352,000	3/19/2014	—	(4,402)
	PLN	1,963,295	EUR	470,557	3/19/2014	13,563	—
	USD	4,140,000	JPY	431,729,550	2/13/2014	85,772	—
	USD	1,748,065	EUR	1,288,000	3/19/2014	—	(10,915)
	USD	1,207,000	JPY	124,990,885	3/19/2014	16,621	—
	USD	525,407	PLN	1,602,397	3/19/2014	—	(18,491)

						182,773	(39,869)

Citibank N.A.	BRL	893,000	USD	371,017	4/16/2014	7,769	—
	EUR	1,056,704	HUF	328,410,800	3/19/2014	—	(10,955)
	EUR	513,000	USD	698,595	3/19/2014	6,703	—
	JPY	422,037,081	USD	4,110,245	3/19/2014	—	(21,363)
	RUB	23,683,016	USD	703,000	2/21/2014	32,103	—
	RUB	45,309,526	USD	1,317,121	2/24/2014	34,422	—
	RUB	25,019,237	USD	711,000	2/28/2014	3,328	—
	USD	350,000	INR	21,898,625	2/10/2014	—	(871)
	USD	350,000	INR	21,805,000	2/18/2014	—	(2,870)
	USD	234,432	RUB	7,965,531	2/21/2014	—	(8,783)
	USD	2,116,000	RUB	72,393,912	2/24/2014	—	(66,549)
	USD	356,000	MYR	1,183,981	3/4/2014	—	(2,520)
	USD	356,000	TWD	10,771,670	3/5/2014	—	(329)
	USD	1,067,000	CAD	1,189,075	3/19/2014	—	(472)
	USD	506,323	EUR	369,000	3/19/2014	—	(8,646)
	USD	4,473,000	JPY	464,580,212	3/19/2014	75,091	—
	USD	1,024,000	MXN	13,536,909	3/19/2014	—	(15,252)
	USD	665,415	NZD	817,000	3/19/2014	—	(6,811)

						159,416	(145,421)

Credit Suisse International	CHF	317,813	EUR	257,000	3/19/2014	—	(4,038)
	CLP	193,087,470	USD	353,000	2/27/2014	6,396	—
	EUR	963,813	USD	1,326,159	3/19/2014	26,245	—
	MXN	7,887,120	USD	590,000	3/19/2014	2,265	—
	RUB	33,236,091	USD	989,052	2/7/2014	44,658	—
	RUB	34,537,807	USD	1,029,000	2/18/2014	49,968	—
	RUB	47,587,204	USD	1,407,000	2/21/2014	58,941	—
	USD	699,000	RUB	23,373,442	2/14/2014	—	(35,863)
	USD	356,000	RUB	12,633,621	2/18/2014	2,121	—
	USD	1,875,000	RUB	63,818,840	2/21/2014	—	(67,127)
	USD	1,778,000	RUB	62,200,389	2/28/2014	—	(18,655)
	USD	353,552	AUD	409,000	3/19/2014	3,351	—
	USD	186,000	CHF	170,053	3/19/2014	1,629	—
	USD	1,423,000	JPY	146,160,599	3/19/2014	7,865	—

						203,439	(125,683)

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG London	CAD	795,618	USD	712,000	3/19/2014	$—	$(1,621)
	EUR	256,000	HUF	77,255,680	3/19/2014	—	(12,584)
	EUR	1,628,786	NOK	13,774,070	3/19/2014	—	(6,018)
	HUF	236,490,160	EUR	767,000	3/19/2014	16,065	—
	HUF	154,489,108	USD	698,000	3/19/2014	32,720	—
	IDR	4,956,795,906	USD	415,316	2/24/2014	9,473	—
	ILS	3,726,699	USD	1,064,500	3/19/2014	5,267	—
	INR	45,228,874	USD	712,000	2/13/2014	—	(8,689)
	JPY	109,836,047	USD	1,067,000	3/19/2014	—	(8,260)
	MYR	2,297,788	USD	698,000	2/7/2014	11,442	—
	NZD	848,000	USD	703,223	3/19/2014	19,630	—
	PHP	25,344,900	USD	567,000	2/7/2014	7,801	—
	PLN	2,162,780	EUR	516,000	3/19/2014	11,746	—
	PLN	1,081,452	USD	353,000	3/19/2014	10,884	—
	TWD	19,099,055	USD	629,086	2/6/2014	—	(1,298)
	USD	648,085	TWD	19,099,055	2/6/2014	—	(17,701)
	USD	1,209,172	JPY	123,544,744	2/13/2014	85	—
	USD	717,530	SEK	4,665,557	2/20/2014	—	(5,572)
	USD	864,853	MYR	2,854,023	2/21/2014	—	(12,479)
	USD	307,608	TWD	9,252,859	2/21/2014	—	(2,141)
	USD	224,000	RUB	7,689,584	2/24/2014	—	(6,310)
	USD	356,000	MYR	1,186,548	3/4/2014	—	(1,754)
	USD	629,397	TWD	19,099,055	3/7/2014	1,273	—
	USD	689,000	CAD	752,055	3/19/2014	—	(14,453)
	USD	1,411,307	EUR	1,041,000	3/19/2014	—	(7,290)
	USD	352,566	GBP	216,000	3/19/2014	2,402	—
	USD	2,351,000	JPY	244,411,385	3/19/2014	41,709	—
	USD	5,752,222	MXN	74,409,420	3/19/2014	—	(207,357)
	USD	690,809	TRY	1,541,732	3/19/2014	—	(17,314)
	ZAR	7,920,778	USD	709,000	3/19/2014	835	—

						171,332	(330,841)

HSBC Bank PLC	CHF	301,701	USD	335,000	3/19/2014	2,118	—
	EUR	1,464,000	GBP	1,232,626	3/19/2014	51,135	—
	EUR	259,000	PLN	1,088,639	3/19/2014	—	(4,929)
	GBP	426,080	EUR	520,000	3/19/2014	1,127	—
	GBP	432,000	USD	705,516	3/19/2014	—	(4,419)
	HUF	81,072,290	EUR	261,000	3/19/2014	2,892	—
	JPY	188,377,641	USD	1,828,231	3/19/2014	—	(15,926)
	NOK	2,142,380	EUR	256,000	3/19/2014	4,528	—
	SGD	2,589,424	USD	2,047,000	3/19/2014	18,854	—
	USD	543,412	PHP	24,023,162	2/7/2014	—	(13,375)
	USD	334,604	INR	20,824,070	2/18/2014	—	(3,090)
	USD	353,000	RUB	12,037,582	2/21/2014	—	(11,997)
	USD	1,043,225	EUR	765,000	3/19/2014	—	(11,454)
	USD	711,000	JPY	72,774,120	3/19/2014	1,435	—
	USD	356,000	TRY	824,044	3/19/2014	3,978	—

						86,067	(65,190)

JPMorgan Chase Bank N.A.	EUR	413,173	SEK	3,625,361	3/19/2014	—	(4,276)
	EUR	243,000	USD	336,188	3/19/2014	8,449	—
	MXN	9,298,598	USD	705,000	3/19/2014	12,084	—
	NOK	9,468,116	EUR	1,126,482	3/19/2014	13,411	—
	NOK	4,447,707	USD	712,000	3/19/2014	4,595	—
	SEK	3,625,361	USD	555,147	3/19/2014	2,169	—
	TRY	1,636,247	USD	706,000	3/19/2014	—	(8,783)
	USD	328,323	INR	20,530,011	2/13/2014	—	(1,192)
	USD	336,115	MYR	1,081,149	2/13/2014	—	(13,140)
	USD	355,405	EUR	263,000	3/19/2014	—	(692)
	USD	336,331	JPY	34,649,116	3/19/2014	2,873	—
	USD	353,516	NZD	430,000	3/19/2014	—	(6,882)
	USD	1,393,500	TRY	3,119,157	3/19/2014	—	(30,918)

						43,581	(65,883)

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Merrill Lynch International Bank, Ltd.	EUR	492,000	GBP	410,464	3/19/2014	$10,975	$—

Morgan Stanley & Co. International PLC	BRL	3,359,393	USD	1,411,000	2/24/2014	26,239	—
	BRL	623,401	USD	256,000	3/5/2014	—	(364)
	EUR	258,000	PLN	1,091,015	3/19/2014	—	(2,828)
	RUB	12,613,080	USD	356,000	2/28/2014	—	(762)
	TRY	1,441,789	USD	633,400	3/19/2014	3,565	—
	USD	706,000	BRL	1,698,332	2/24/2014	—	(5,938)
	USD	356,000	BRL	878,135	2/28/2014	5,593	—
	USD	1,729,000	TRY	3,791,763	3/19/2014	—	(72,594)
	USD	349,000	ZAR	3,808,752	3/19/2014	—	(8,475)

						35,397	(90,961)

Royal Bank of Canada	BRL	606,552	USD	254,000	2/24/2014	3,976	—
	BRL	2,019,671	USD	825,000	2/28/2014	—	(6,647)
	CAD	7,680,874	USD	7,087,886	3/19/2014	198,612	—
	CAD	4,952,636	USD	4,433,893	3/24/2014	—	(7,792)
	TRY	6,776,774	USD	3,258,534	3/19/2014	298,149	—
	USD	1,736,347	JPY	181,112,259	2/13/2014	36,381	—
	USD	355,000	BRL	868,221	2/24/2014	2,886	—
	USD	1,139,200	BRL	2,785,036	3/5/2014	6,104	—
	USD	1,042,000	CAD	1,137,732	3/19/2014	—	(21,524)

						546,108	(35,963)

Royal Bank of Scotland PLC	TRY	2,261,055	USD	1,025,000	3/19/2014	37,274	—
	USD	1,834,000	TRY	3,960,695	3/19/2014	—	(103,797)

						37,274	(103,797)

Standard Chartered Bank	GBP	427,257	EUR	514,000	3/19/2014	—	(8,900)
	JPY	105,039,586	USD	1,019,000	3/19/2014	—	(9,304)
	SGD	2,475,362	USD	1,974,760	3/19/2014	35,953	—
	USD	1,300,239	MYR	4,241,575	2/7/2014	—	(32,895)
	USD	1,044,000	CAD	1,145,609	3/19/2014	—	(16,459)
	USD	1,062,195	EUR	784,000	3/19/2014	—	(4,799)
	USD	2,636,848	GBP	1,613,126	3/19/2014	14,115	—
	USD	2,788,000	JPY	291,030,398	3/19/2014	61,094	—
	USD	1,143,000	SGD	1,462,606	3/19/2014	2,574	—
	USD	350,000	ZAR	3,782,065	3/19/2014	—	(11,861)
	ZAR	4,015,787	USD	356,000	3/19/2014	—	(3,036)

						113,736	(87,254)

State Street Bank London	AUD	389,000	USD	347,186	3/19/2014	7,736	—
	JPY	36,137,286	EUR	258,000	3/19/2014	—	(5,803)
	JPY	566,417,199	USD	5,514,000	3/19/2014	—	(31,043)
	MXN	50,284,885	USD	3,775,000	3/19/2014	27,855	—
	NOK	2,163,575	EUR	259,000	3/19/2014	5,203	—
	USD	354,827	AUD	407,000	3/19/2014	331	—
	USD	705,947	EUR	520,000	3/19/2014	—	(4,613)
	USD	1,756,912	GBP	1,069,000	3/19/2014	—	(150)
	USD	3,995,000	JPY	417,928,169	3/19/2014	96,383	—
	USD	1,041,000	MXN	13,876,976	3/19/2014	—	(6,911)
	USD	353,590	NZD	431,000	3/19/2014	—	(6,151)

						137,508	(54,671)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG London	BRL	835,763	USD	353,000	2/10/2014	$7,224	$—
	BRL	831,308	USD	352,000	2/14/2014	8,429	—
	BRL	1,681,681	USD	703,000	2/21/2014	9,256	—
	BRL	1,692,176	USD	706,000	2/27/2014	9,024	—
	BRL	1,743,154	USD	712,000	2/28/2014	—	(5,785)
	CHF	1,262,914	EUR	1,026,000	3/19/2014	—	(9,652)
	CHF	1,117,000	JPY	128,965,469	3/19/2014	30,086	—
	EUR	5,665,189	USD	7,756,437	3/12/2014	115,713	—
	EUR	257,000	CHF	318,270	3/19/2014	4,543	—
	HUF	180,467,892	EUR	594,000	3/19/2014	23,987	—
	JPY	445,000,824	USD	4,315,201	3/19/2014	—	(41,214)
	MXN	40,338,722	USD	3,030,025	3/20/2014	24,287	—
	RUB	20,068,804	USD	604,391	2/14/2014	35,011	—
	RUB	44,502,158	USD	1,305,087	2/24/2014	45,244	—
	USD	349,000	BRL	834,518	2/10/2014	—	(3,739)
	USD	420,925	JPY	43,803,106	2/13/2014	7,820	—
	USD	350,000	BRL	840,350	2/14/2014	—	(2,692)
	USD	355,000	RUB	12,219,704	2/18/2014	—	(8,612)
	USD	663,149	MYR	2,203,710	2/21/2014	—	(4,995)
	USD	706,000	RUB	24,148,589	2/24/2014	—	(22,361)
	USD	709,000	BRL	1,726,692	2/27/2014	2,192	—
	USD	712,000	BRL	1,747,903	2/28/2014	7,740	—
	USD	873,984	GBP	527,594	3/7/2014	—	(6,871)
	USD	336,000	CHF	300,970	3/19/2014	—	(3,924)
	USD	699,000	ZAR	7,547,000	3/19/2014	—	(24,253)
	ZAR	4,013,864	USD	356,000	3/19/2014	—	(2,864)

						330,556	(136,962)

Westpac Banking Corp.	AUD	3,875,000	USD	3,422,725	3/19/2014	41,309	—
	EUR	971,000	AUD	1,471,230	3/19/2014	—	(25,776)
	JPY	36,139,608	EUR	258,000	3/19/2014	—	(5,826)
	NZD	7,241,067	USD	5,943,215	3/19/2014	106,015	—
	USD	418,000	MYR	1,373,548	2/7/2014	—	(7,596)
	USD	1,518,979	AUD	1,708,638	2/28/2014	—	(26,081)
	USD	3,423,137	AUD	3,880,000	3/19/2014	—	(37,358)
	USD	1,748,634	NZD	2,126,000	3/19/2014	—	(34,814)

						147,324	(137,451)

Net Unrealized Appreciation (Depreciation)						$2,833,953	$(1,640,168)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PHP	— Philippine Peso
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	PLN	— Polish Zloty
CAD	— Canadian Dollar	ILS	— Israeli Shekel	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	SEK	— Swedish Krona
CLP	— Chilean Peso	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TRY	— Turkish Lira
COP	— Columbian Peso	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
CZK	— Czech Koruna	MYR	— Malaysian Ringgit	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone	ZAR	— South African Rand
GBP	— Pound Sterling	NZD	— New Zealand Dollar

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Barclays Bank PLC	NOK	45,770	12/20/2022	4.000%	6 month NIBOR	$36,829	$57,026
Deutsche Bank AG	CAD	205	12/20/2022	3.000%	3 month CDOR	(7,439)	3,396

							$60,422

				Rates Exchanged
Swap Counterparty		Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	KRW	2,071,870	11/27/2023	3 month KSDA	3.450%	$—	$(12,960)
	GBP	790	1/29/2044	12 month LIBOR	3.666%	—	(10,613)
Citibank, N.A.	BRL	10,990	1/2/2017	12.670%	Less than 1 month BZDIOVRA	—	(11,404)
	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	—	(856)
	NOK	12,290	12/20/2022	6 month NIBOR	4.000%	(2,262)	(22,940)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(3,516)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(2,781)
	KRW	281,090	1/10/2024	3 month KSDA	3.475%	—	(2,244)
Credit Suisse International	BRL	10,500	1/2/2017	12.655%	Less than 1 month BZDIOVRA	—	(12,155)
Deutsche Bank AG	BRL	5,360	1/2/2017	12.650%	Less than 1 month BZDIOVRA	—	(6,420)
	NOK	33,480	12/20/2022	6 month NIBOR	4.000%	(11,724)	(56,930)
	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(21,135)
	KRW	287,310	1/8/2024	3 month KSDA	3.470%	—	(2,178)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(796)
	KRW	230,950	12/23/2023	3 month KSDA	3.470%	—	(1,770)
	KRW	575,970	1/7/2024	3 month KSDA	3.471%	—	(4,402)
	KRW	135,640	1/13/2024	3 month KSDA	3.465%	—	(971)
Morgan Stanley & Co. International PLC	BRL	43,700	1/4/2016	11.215%	Less than 1 month BZDIOVRA	—	(221,133)
	BRL	10,690	1/2/2017	12.645%	Less than 1 month BZDIOVRA	—	(13,231)
	KRW	269,490	1/9/2024	3 month KSDA	3.455%	—	(1,720)

							$(410,155)

Total						$15,404	$(349,733)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
NZD	15,590	12/15/2015	4.250%	3 month NZ Bank Bill	$(8,010)	$11,845
GBP	7,230	11/25/2016	6 month LIBOR	1.320%	(4,357)	52,839
GBP	34,920	3/18/2017	1.850%	6 month LIBOR	(30,574)	114,351
GBP	12,450	8/24/2017	6 month LIBOR	2.120%	(58,443)	53,276
USD	52,900	11/25/2017	3 month LIBOR	1.675%	69,359	109,211
PLN	1,100	12/10/2018	6 month WIBOR	3.844%	2	2,801
PLN	1,175	12/10/2018	6 month WIBOR	3.820%	2	3,383
PLN	1,200	12/10/2018	6 month WIBOR	3.818%	2	3,496
CAD	3,600	3/19/2019	2.250%	3 month CDOR	12,517	29,305
GBP	490	3/19/2019	6 month LIBOR	2.000%	175	699
JPY	1,083,770	3/19/2019	0.250%	6 month JYOR	(66,682)	13,297
NZD	10,120	3/19/2019	4.750%	3 month LIBOR	31,500	12,601
USD	13,890	3/19/2019	2.000%	3 month LIBOR	137,378	65,950
USD	3,600	8/29/2019	3.560%	3 month LIBOR	8	71,342

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

			Rates Exchanged
	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
USD	3,600	8/29/2019	3.520%	3 month LIBOR	$8	$67,238
USD	63,100	11/25/2020	2.920%	3 month LIBOR	(138,276)	298,922
JPY	1,066,350	3/19/2021	0.500%	6 month JYOR	(48,536)	21,304
USD	21,950	10/8/2023	4.250%	3 month LIBOR	(7,751)	147,542
PLN	1,950	11/28/2023	6 month WIBOR	4.163%	5	14,071
PLN	630	12/9/2023	6 month WIBOR	4.320%	2	2,076
PLN	880	12/11/2023	6 month WIBOR	4.287%	2	3,642
NZD	4,990	12/19/2023	5.750%	3 month LIBOR	(21,640)	16,759
USD	1,950	12/19/2023	4.500%	3 month LIBOR	19,624	9,830
USD	14,100	1/30/2024	4.252%	3 month LIBOR	16,560	33,716
CAD	3,240	3/19/2024	3.000%	3 month CDOR	(28,913)	71,737
JPY	236,190	3/19/2024	0.750%	6 month JYOR	(39,219)	18,350
JPY	811,000	5/9/2027	1.880%	6 month JYOR	(155,133)	120,355
EUR	780	3/19/2044	2.750%	6 month LIBOR	7,415	42,614
USD	8,480	3/19/2044	3.750%	3 month LIBOR	(202,122)	393,475

						$1,806,027

			Rates Exchanged
	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
SEK	196,430	3/19/2016	3 month STIBOR	1.500%	$(52,974)	$(96,077)
USD	4,800	2/1/2017	3 month LIBOR	1.625%	(1,182)	(2,442)
USD	61,900	3/18/2017	3 month LIBOR	1.350%	(40,931)	(144,503)
USD	27,870	3/19/2017	3 month LIBOR	1.250%	(207,288)	(83,254)
AUD	2,660	3/19/2019	6 month BBSW	4.000%	(9,182)	(22,359)
EUR	8,800	3/19/2019	1.250%	6 month LIBOR	(10,087)	(103,778)
SEK	71,900	3/19/2019	3 month STIBOR	2.000%	75,106	(69,442)
GBP	11,960	8/24/2020	2.960%	6 month LIBOR	194,739	(22,113)
USD	50,090	3/19/2021	3 month LIBOR	2.750%	(963,713)	(535,120)
USD	1,800	8/27/2021	3 month LIBOR	3.095%	9	(64,978)
USD	1,800	8/27/2021	3 month LIBOR	3.133%	9	(69,428)
GBP	10,100	11/25/2021	2.700%	6 month LIBOR	12,312	(38,844)
JPY	233,630	12/20/2022	6 month JYOR	1.250%	(18,106)	(3,116)
NOK	45,770	12/20/2022	6 month NIBOR	4.000%	(36,806)	(57,049)
JPY	3,545,130	10/8/2023	6 month JYOR	1.250%	2,428	(11,221)
USD	28,100	11/25/2023	3 month LIBOR	3.511%	59,580	(341,771)
EUR	380	12/19/2023	6 month LIBOR	3.250%	(4,402)	(5,647)
AUD	200	3/19/2024	6 month BBSW	4.750%	15	(4,608)
EUR	1,100	3/19/2024	6 month LIBOR	2.250%	(9,449)	(36,097)
GBP	2,600	3/19/2024	6 month LIBOR	2.750%	60,321	(37,352)
NZD	1,090	3/19/2024	3 month LIBOR	5.250%	(2,175)	(5,657)
USD	8,660	3/19/2024	3 month LIBOR	3.250%	(155,213)	(155,489)
GBP	6,490	11/25/2024	6 month LIBOR	3.080%	(6,980)	(28,006)
GBP	4,810	3/7/2025	1 month SONIA	2.550%	17,638	(38,712)
JPY	1,322,000	5/9/2025	6 month JYOR	1.650%	171,333	(117,012)
GBP	4,220	8/24/2025	6 month LIBOR	3.550%	(128,791)	(36,730)
USD	3,960	3/19/2029	3 month LIBOR	3.500%	22,038	(111,754)
USD	1,950	3/19/2034	3 month LIBOR	3.750%	(20,506)	(51,136)
USD	4,700	1/30/2039	3 month LIBOR	4.370%	(4,747)	(27,791)
GBP	6,540	3/19/2044	6 month LIBOR	3.500%	(177,154)	(258,650)

						$(2,580,136)

Total					$(1,749,255)	$(774,109)

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

BBSW	— Bank Bill Swap Reference Rate
BZDIOVRA	— Brazil Interbank Deposit Rate
CDOR	— Canadian Dollar Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZ Bank Bill	— New Zealand Bank Bill Reference Rate
SONIA	— Sterling Overnight Interbank Average Rate
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014(2)	Notional Amount(3)	Value at January 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.1013%	$6,800,000	$(23,397)	$(9,595)	$(13,802)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.1013%	11,850,000	(40,774)	(15,584)	(25,190)

Total						$(64,171)	$(25,179)	$(38,992)

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014(2)	Notional Amount(3)	Value at January 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.3012%	$2,100,000	$34,733	$1,430	$33,303
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.3012%	9,900,000	163,742	6,444	157,298

Total						$198,475	$7,874	$190,601

@	Illiquid security. At January 31, 2014, the aggregate value of these securities was (972,233) representing (0.2)% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
United States	$—	$23,927,685	$—	$23,927,685
Other Countries*	—	31,974,352	—	31,974,352
Corporate Bonds & Notes:
United States	—	29,998,398	—	29,998,398
Other Countries*	—	36,338,237	—	36,338,237
Government Agencies:
Italy	—	37,009,919	—	37,009,919
Japan	—	45,831,029	—	45,831,029
Spain	—	21,525,452	—	21,525,452
United States	—	36,301,396	—	36,301,396
Other Countries*	—	64,600,463	—	64,600,463
Government Treasuries:
United Kingdom	—	23,725,222	—	23,725,222
United States	—	49,841,275	—	49,841,275
Other Countries*	—	2,943,477	—	2,943,477
Foreign Debt Obligations	—	2,097,748	—	2,097,748
Preferred Securities/Capital Securities	—	1,197,250	—	1,197,250
Short-Term Investment Securities:
Registered Investment Companies	23,364,951	—	—	23,364,951
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,350,519	—	—	1,350,519
Open Forward Foreign Currency Contracts-Appreciation	—	2,833,953	—	2,833,953
Over the Counter Interest Rate Swap Contracts-Appreciation	—	60,422	—	60,422
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	1,806,027	—	1,806,027
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	190,601	—	190,601

Total	$24,715,470	$412,202,906	$—	$436,918,376

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	325,631	—	—	325,631
Open Forward Foreign Currency Contracts-Depreciation	—	1,640,168	—	1,640,168
Over the Counter Interest Rate Swap Contracts-Depreciation	—	410,155	—	410,155
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	2,580,136	—	2,580,136
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Depreciation	—	38,992	—	38,992

Total	$325,631	$4,669,451	$—	$4,995,082

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no materials transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

60

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	10.4%
Casino Hotels	3.1
Pipelines	3.1
Telephone-Integrated	3.0
Cellular Telecom	2.3
Medical-Hospitals	2.1
Independent Power Producers	2.0
Finance-Leasing Companies	1.9
Building Products-Cement	1.9
Medical-Drugs	1.9
Retail-Restaurants	1.8
Repurchase Agreements	1.8
Telecom Services	1.8
Coal	1.8
Commercial Services-Finance	1.7
Cable/Satellite TV	1.6
Airlines	1.4
Chemicals-Diversified	1.3
Containers-Paper/Plastic	1.3
Auto/Truck Parts & Equipment-Original	1.2
Advertising Services	1.2
Diversified Minerals	1.2
Steel-Producers	1.1
Building-Residential/Commercial	1.0
Real Estate Operations & Development	1.0
Diversified Banking Institutions	1.0
Banks-Commercial	1.0
Medical Products	1.0
Retail-Regional Department Stores	0.9
Diversified Manufacturing Operations	0.9
Paper & Related Products	0.9
Television	0.9
Enterprise Software/Service	0.9
Alternative Waste Technology	0.9
Oil & Gas Drilling	0.9
Aerospace/Defense-Equipment	0.8
Finance-Commercial	0.8
Music	0.8
Publishing-Periodicals	0.8
Electronic Components-Semiconductors	0.8
Real Estate Investment Trusts	0.8
Medical Instruments	0.8
Entertainment Software	0.7
Containers-Metal/Glass	0.7
Satellite Telecom	0.7
Casino Services	0.7
Auto-Cars/Light Trucks	0.7
MRI/Medical Diagnostic Imaging	0.7
Publishing-Newspapers	0.7
E-Commerce/Services	0.7
Consumer Products-Misc.	0.7
Transport-Services	0.6
Rental Auto/Equipment	0.6
Oil-Field Services	0.6
Financial Guarantee Insurance	0.6
Marine Services	0.6
Printing-Commercial	0.6
Steel Pipe & Tube	0.6
Semiconductor Equipment	0.6
Transport-Equipment & Leasing	0.6
Building & Construction-Misc.	0.5

Capacitors	0.5%
Oil Refining & Marketing	0.5
Broadcast Services/Program	0.5
Petrochemicals	0.5
Computers-Integrated Systems	0.5
Electric-Generation	0.5
Hazardous Waste Disposal	0.5
Specified Purpose Acquisitions	0.5
Travel Services	0.5
Food-Retail	0.4
Racetracks	0.4
Storage/Warehousing	0.4
Food-Meat Products	0.4
Real Estate Management/Services	0.4
Electric-Distribution	0.4
Computer Services	0.4
Advertising Sales	0.4
Commercial Services	0.4
Coatings/Paint	0.4
Retail-Building Products	0.4
Food-Dairy Products	0.4
Security Services	0.4
Building Products-Wood	0.4
Web Hosting/Design	0.4
Insurance-Life/Health	0.4
Consulting Services	0.4
Retail-Drug Store	0.4
Chemicals-Other	0.4
Theaters	0.4
Shipbuilding	0.4
Radio	0.3
Retail-Pawn Shops	0.3
Retail-Pet Food & Supplies	0.3
Direct Marketing	0.3
Advanced Materials	0.3
Investment Management/Advisor Services	0.3
Finance-Auto Loans	0.3
Machinery-Construction & Mining	0.3
Cruise Lines	0.3
Chemicals-Plastics	0.3
Computer Software	0.2
Firearms & Ammunition	0.2
Distribution/Wholesale	0.2
Gambling (Non-Hotel)	0.2
Motion Pictures & Services	0.2
Retail-Apparel/Shoe	0.2
Transactional Software	0.2
Beverages-Non-alcoholic	0.1
Electric-Integrated	0.1

97.5%

*	Calculated as a percentage of net assets.

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited) — (continued)

Credit Quality#†

Baa	0.9%
Ba	23.9
B	42.4
Caa	26.0
Ca	0.2
Not rated@	6.6

100.0%

#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 79.6%
Advanced Materials — 0.3%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$1,300,000	$1,365,000

Advertising Sales — 0.4%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	1,800,000	1,822,500

Advertising Services — 1.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	2,505,000	2,104,200
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,274,000	3,159,410

		5,263,610

Aerospace/Defense-Equipment — 0.8%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,979,000	1,993,842
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,605,000	1,665,188

		3,659,030

Airlines — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	249,965	258,089
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	192,031	199,712
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,425,000	2,485,625

		2,943,426

Alternative Waste Technology — 0.9%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,487,000	2,673,525
Darling Escrow Corp. Company Guar. Notes 5.38% due 01/15/2022*	1,034,000	1,041,755

		3,715,280

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,347,743

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,415,000	2,584,050

Banks-Commercial — 1.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	945,250
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,248,250

		4,193,500

Security Description	Principal Amount	Value (Note 2)

Beverages-Non-alcoholic — 0.1%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	$430,000	$416,025

Broadcast Services/Program — 0.5%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	2,100,000	2,241,750

Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	2,412,000	2,345,670

Building Products-Cement — 1.1%
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019*	1,371,000	1,405,275
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,556,440

		4,961,715

Building Products-Wood — 0.4%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	1,655,000	1,725,338

Building-Residential/Commercial — 1.0%
K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	1,296,000	1,315,440
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,113,250
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	1,028,000	1,079,400

		4,508,090

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	2,000,000	1,942,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,204,950
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	1,325,000	1,477,375

		5,624,825

Capacitors — 0.5%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	2,257,000	2,341,638

Casino Hotels — 2.4%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	1,130,000	892,700

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	$1,938,000	$2,010,675
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	3,013,000	3,110,922
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,412,000	2,460,240
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,324,000	1,393,510
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	750,000	738,750

		10,606,797

Casino Services — 0.7%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	2,423,000	2,495,690
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	648,900

		3,144,590

Cellular Telecom — 2.3%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	3,231,000	3,481,402
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,750,000	1,719,375
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	618,000	651,990
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,210,000	1,237,225
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,273,000	1,339,833
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	1,523,000	1,602,957

		10,032,782

Chemicals-Diversified — 1.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,473,500
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,746,562

		4,220,062

Security Description	Principal Amount	Value (Note 2)

Chemicals-Other — 0.4%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	$1,440,000	$1,627,200

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,223,000	1,192,425

Coal — 1.8%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,295,840
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,320,000	1,382,700
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,500,000	1,597,500
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	1,145,000	1,156,450
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,220,700

		7,653,190

Coatings/Paint — 0.4%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,684,000	1,814,510

Commercial Services-Finance — 1.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	937,000	940,514
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	1,040,000	1,042,600
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	2,072,350
Harland Escrow Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,163,105

		7,218,569

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,824,830

Computers-Integrated Systems — 0.5%
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	2,090,000	2,173,600

Consulting Services — 0.4%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,656,225

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$2,787,000	$2,849,707

Containers-Metal/Glass — 0.7%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,218,865

Containers-Paper/Plastic — 1.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	3,543,580
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,042,000	1,193,090

		4,736,670

Direct Marketing — 0.3%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,300,100	1,368,355

Distribution/Wholesale — 0.2%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	895,000	832,350

Diversified Banking Institutions — 0.7%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	959,850
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,731,000	2,029,597

		2,989,447

Diversified Manufacturing Operations — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,332,750

E-Commerce/Services — 0.7%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,839,000	2,863,841

Electric-Generation — 0.5%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,450,425
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	614,355	608,212

		2,058,637

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	346,123	365,159

Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,446,000	1,478,535

Security Description	Principal Amount	Value (Note 2)

Electronic Components-Semiconductors (continued)
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	$1,851,000	$1,934,295

		3,412,830

Enterprise Software/Service — 0.9%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,723,000	1,778,997
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,981,210

		3,760,207

Entertainment Software — 0.7%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	3,162,000	3,272,670

Finance-Auto Loans — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,256,750

Finance-Commercial — 0.8%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,685,000	1,765,037
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,855,000	1,855,000

		3,620,037

Finance-Leasing Companies — 0.8%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,568,750
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	925,000	1,014,031

		3,582,781

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	960,750

Food-Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	1,808,000	1,875,800

Food-Retail — 0.4%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	2,002,000	1,929,428

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(3)(4)	853,247	323,210

Independent Power Producers — 2.0%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,277,190

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	$1,072,000	$1,173,840
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	932,000	1,027,530
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,822,000	1,958,650
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	1,289,000	1,292,222
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,839,375
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	56,000	58,940

		8,627,747

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,600,000	1,668,000

Investment Management/Advisor Services — 0.3%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,268,000	1,344,080

Machinery-Construction & Mining — 0.3%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	1,179,000	1,218,791

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,476,000	2,590,515

Medical Instruments — 0.8%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	3,210,000	3,358,462

Medical Products — 0.7%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,828,000	2,990,610

Medical-Drugs — 1.1%
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	1,415,000	1,411,462
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,350,000	3,567,750

		4,979,212

Medical-Hospitals — 2.0%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,514,500
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	734,063

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals (continued)
HCA, Inc. Senior Notes 7.50% due 11/15/2095	$2,749,000	$2,377,885
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,667,000	1,779,522
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,261,750

		8,667,720

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. Senior Sec. Notes 5.00% due 08/01/2018*	771,000	799,913

MRI/Medical Diagnostic Imaging — 0.7%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,050,000	3,065,250

Music — 0.8%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,230,000	2,369,375
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,114,000	1,152,990

		3,522,365

Oil & Gas Drilling — 0.4%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	1,531,000	1,588,413

Oil Companies-Exploration & Production — 9.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,619,475
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,340,000	1,303,150
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	851,225
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,204,450
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,546,212
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	994,500
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,402,375
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,200,500

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	$3,700,000	$3,838,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	3,305,000	3,354,575
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	2,007,900
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,895,000	1,970,800
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,600,000	2,743,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,642,850
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,165,000	2,359,850
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	995,000	1,099,475
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,650,000	1,815,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,810,000	1,805,475
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	2,035,000	2,073,156
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	1,775,000	1,872,625
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	979,000	998,580
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,185,000	1,217,588

		41,921,511

Oil Refining & Marketing — 0.5%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	440,000	451,000
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	1,820,000	1,815,450

		2,266,450

Oil-Field Services — 0.6%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,339,875

Security Description	Principal Amount	Value (Note 2)

Oil-Field Services (continued)
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016†*(5)(9)	$2,150,000	$365,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,043,250

		2,748,625

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,638,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,344,000	2,396,740

		4,034,740

Petrochemicals — 0.5%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	2,160,000	2,176,200

Pipelines — 3.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,948,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	1,250,000	1,309,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	1,260,000	1,294,650
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,604,906
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,636,200
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	1,910,000	1,894,334
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	776,938
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,376,000	2,435,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	630,885

		13,531,638

Printing-Commercial — 0.4%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,600,000	1,852,000

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers — 0.7%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	$848,000	$849,060
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,120,100

		2,969,160

Publishing-Periodicals — 0.8%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,380,000	3,456,050

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,899,000	1,922,738

Radio — 0.3%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,644,000	1,467,270

Real Estate Investment Trusts — 0.8%
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	3,328,000	3,386,240

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,854,188

Real Estate Operations & Development — 0.5%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,268,225

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(4)	3,385,000	128

Rental Auto/Equipment — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	987,350
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	1,697,000	1,781,850

		2,769,200

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	671,119

Retail-Building Products — 0.4%
Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,674,000	1,799,550

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,655,688

Security Description	Principal Amount	Value (Note 2)

Retail-Pawn Shops — 0.3%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018*	$1,525,000	$1,437,313

Retail-Pet Food & Supplies — 0.3%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,397,486

Retail-Regional Department Stores — 0.9%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,230,000	4,097,812

Retail-Restaurants — 1.8%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,363,038
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,317,000	2,519,737
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,810,000	4,138,612

		8,021,387

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(6)(7)	750,000	0

Semiconductor Equipment — 0.6%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,390,000	2,452,738

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,588,703

Specified Purpose Acquisitions — 0.5%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	2,050,000	2,019,250

Steel Pipe & Tube — 0.6%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,473,650

Steel-Producers — 0.7%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,731,000	1,715,854
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	1,195,000	1,293,587

		3,009,441

Storage/Warehousing — 0.4%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,919,385

Telecom Services — 0.4%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,588,125

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 3.0%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	$2,096,000	$2,064,560
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	500,000	506,250
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,105,719
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,256,937
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,088,480
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,817,125
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,363,000	1,267,590

		13,106,661

Television — 0.8%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,544,000	1,648,220
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,941,000	2,008,935

		3,657,155

Theaters — 0.4%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	1,616,000	1,591,760

Transactional Software — 0.2%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	642,000	670,890

Transport-Equipment & Leasing — 0.6%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	765,723
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,656,000	1,664,280

		2,430,003

Transport-Services — 0.6%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,162,610
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,631,513

		2,794,123

Travel Services — 0.5%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,790,000	1,973,475

Security Description	Principal Amount	Value (Note 2)

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	$1,675,000	$1,683,375

Total U.S. Corporate Bonds & Notes (cost $343,230,866)		346,918,744

FOREIGN CORPORATE BONDS & NOTES — 12.6%
Airlines — 0.7%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,780,000	2,967,650

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover Automotive PLC Company Guar. Notes 4.13% due 12/15/2018*	1,725,000	1,737,937

Auto/Truck Parts & Equipment-Original — 0.6%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	2,825,000	2,810,875

Building Products-Cement — 0.8%
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	2,518,000	2,555,770
Cemex SAB de CV Senior Sec. Notes 7.25% due 01/15/2021*	1,000,000	1,027,500

		3,583,270

Cable/Satellite TV — 0.3%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,302,000

Casino Hotels — 0.4%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	1,700,000	1,700,000

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,304,000	1,336,600

Commercial Services — 0.4%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	2,123,000	1,815,165

Containers-Paper/Plastic — 0.2%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	700,000	717,500

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,215,000

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,745,000	1,718,825

Diversified Minerals — 1.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*	700,000	740,250

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	$860,000	$891,390
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	3,300,000	3,564,000

		5,195,640

Finance-Leasing Companies — 1.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	444,308
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,684,331
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	1,190,000	1,204,875
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,685,582

		5,019,096

Hazardous Waste Disposal — 0.5%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	2,000,000	2,050,000

Medical Products — 0.3%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	1,257,000	1,201,306

Medical-Drugs — 0.2%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	1,008,000	1,043,280

Oil & Gas Drilling — 0.5%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,977,045

Oil Companies-Exploration & Production — 0.6%
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	2,080,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	413,000	420,227

		2,500,227

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,233,125

Satellite Telecom — 0.7%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	1,725,000	1,647,375
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	1,400,000	1,501,500

		3,148,875

Security Services — 0.4%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,690,000	1,734,363

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015†*(3)(4)(5)(8)	$1,210,000	$0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,078,750
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	868,800

		1,947,550

Telecom Services — 1.4%
Altice Financing SA Company Guar. Notes 6.50% due 01/15/2022*	1,653,000	1,677,795
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,749,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(1)(2)	2,572,385	2,662,421

		6,089,216

Total Foreign Corporate Bonds & Notes (cost $55,441,220)		55,044,545

LOANS(13)(14) — 2.1%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(3)(4)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013(3)(4)(10)	2,037,810	0

Casino Hotels — 0.3%
Tropicana Entertainment, Inc. BTL 4.00% due 03/16/2018	982,538	987,450
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	339,656	342,628

		1,330,078

Computer Software — 0.2%
Vertafore, Inc. Ist Lien 4.25% due 10/03/2019	973,952	982,779

Electric-Distribution — 0.4%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,840,474	1,853,510

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	475,000	485,094

Medical-Drugs — 0.6%
Auxilium Pharmaceuticals, Inc. Term Loan B 6.25% due 04/26/2017	2,402,898	2,450,956

Medical-Hospitals — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	386,100	389,317

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

LOANS (continued)
Oil Companies-Exploration & Production — 0.2%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	$917,028	$929,255

Printing-Commercial — 0.2%
Cenveo Corp. BTL-B 6.25% due 02/13/2017	665,513	675,496

Total Loans (cost $9,939,690)		9,096,485

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13% (cost $1,279,375)	51,175	1,333,109

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	3,314,000	2,601,490

Food-Dairy Products — 0.4%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	1,850,000	1,762,125

Total Preferred Securities/Capital Securities (cost $4,244,930)		4,363,615

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	3,329	$33

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(3)(4)(10)	414	115,092
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(3)(4)(10)	408	113,424

		228,516

Total Warrants (cost $109,065)		228,549

Total Long-Term Investment Securities (cost $414,245,146)		416,985,047

REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co.Joint Repurchase Agreement (cost $7,742,000)(11)	$7,742,000	7,742,000

TOTAL INVESTMENTS (cost $421,987,146)(12)	97.5%	424,727,047
Other assets less liabilities	2.5	10,975,433

NET ASSETS	100.0%	$435,702,480

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $178,163,846 representing 40.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(2)	Security currently paying interest/dividends in form of additional bonds.
(3)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $551,854 representing 0.1% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Security in default of interest.
(6)	Company has filed for Chapter 7 bankruptcy.
(7)	Security is in default and did not pay principal at maturity.
(8)	Company has filed for bankruptcy protection in country of issuance.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2014, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016	11/12/2010	$408	$—
(strike price $0.01)	05/16/2012	6	—

		$414	$—	$115,092	$278.00	0.03%

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016	05/16/2012	$408	$—	$113,424	$278.00	0.03%
(strike price $0.01)

TOUSA, Inc. 12.25% due 08/15/2013 Escrow Loans	10/11/2007	1,022,829	—
	01/29/2008	11,293	—
	03/14/2008	10,700	—
	04/09/2008	26,285	—
	06/30/2008	37,503	—
	10/07/2008	39,014	—
	01/15/2009	37,728	—
	03/31/2009	35,804	—
	06/30/2009	37,295	—
	09/30/2009	38,857	—
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	—
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—
	10/31/2013	165	—

		2,037,810	—	0	0.00	0.00

				$228,516		0.06%

(11)	See Note 2 for the detials of Joint Repurchase Agreement
(12)	See Note 3 for cost of investments on a tax basis.
(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

72

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	$—	$—	$323,210	$323,210
Oil Companies-Exploration & Production	—	41,921,511	—	41,921,511
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	304,673,895	—	304,673,895
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	—	0	0
Other Industries*	—	55,044,545	—	55,044,545
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	9,096,485	—	9,096,485
Preferred Securities	1,333,109	—	—	1,333,109
Preferred Securities/Capital Securities	—	4,363,615	—	4,363,615
Warrants:
Oil-Field Services	—	33	—	33
Television	—	—	228,516	228,516
Repurchase Agreement	—	7,742,000	—	7,742,000

Total	$1,333,109	$422,842,084	$551,854	$424,727,047

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	41.5%
Federal National Mtg. Assoc.	10.3
Diversified Financial Services	9.7
Government National Mtg. Assoc.	7.0
Diversified Banking Institutions	5.3
Foreign Government Treasuries	5.0
Repurchase Agreements	3.8
U.S. Municipal Bonds & Notes	3.8
Banks-Commercial	2.8
Oil Companies-Integrated	2.2
Oil Companies-Exploration & Production	2.0
Finance-Investment Banker/Broker	1.8
Telephone-Integrated	1.0
Banks-Super Regional	0.8
Consumer Products-Misc.	0.7
Finance-Auto Loans	0.6
Sovereign	0.6
Banks-Money Center	0.4
Banks-Mortgage	0.4
United States Treasury Bonds	0.3
Steel-Producers	0.3
Non-Ferrous Metals	0.3
Finance-Leasing Companies	0.3
Food-Misc./Diversified	0.2
U.S. Government Treasuries	0.2
Building Products-Wood	0.1
Auto-Cars/Light Trucks	0.1
Federal Home Loan Mtg. Corp.	0.1
Special Purpose Entities	0.1
Finance-Consumer Loans	0.1
Options	0.1
Banks-Special Purpose	0.1

102.0%

Credit Quality#†

Aaa	61.9%
Aa	4.4
A	5.9
Baa	13.6
Ba	1.1
B	1.9
Caa	2.1
Ca	1.9
Not rated@	7.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

74

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
Aames Mtg. Investment Trust FRS Series 2005-1, Class M5 1.36% due 06/25/2035	1,100,000	$819,015
Access Group, Inc. FRS Series 2008-1, Class A 1.54% due 10/27/2025	618,705	624,723
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.06% due 12/25/2034	284,701	252,947
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-CW1, Class A2C 0.30% due 07/25/2036	1,041,849	791,118
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-HE1, Class A2D 0.46% due 02/25/2036	400,000	308,490
ALM V, Ltd. Series 2012-5A, Class A1R 1.44% due 02/13/2023*(3)(7)(11)	15,800,000	15,800,000
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R4, Class M2 0.61% due 07/25/2035	700,000	611,529
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R11, Class M1 0.61% due 01/25/2036	1,200,000	1,044,954
Asset Backed Funding Certs. Trust FRS Series 2006-HE1, Class A2D 0.38% due 01/25/2037	451,201	266,234
Banc of America Alternative Loan Trust Series 2006-4, Class 4CB1 6.50% due 05/25/2046(2)	5,993,975	5,205,390
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 04/10/2014(1)	700,000	779,770
Banc of America Funding Trust FRS Series 2006-H, Class 4A2 5.43% due 09/20/2046(2)	557,951	472,781
Barclays Capital LLC Trust FRS Series 2007-AA3, Class 2A1A 0.38% due 05/25/2047(2)	2,016,171	1,486,011
Bear Stearns Alt-A Trust FRS Series 2006-6, Class 2A1 4.44% due 11/25/2036(2)	408,923	313,424
Bear Stearns Asset Backed Securities I Trust FRS Series 2007-HE5, Class 1A2 0.34% due 06/25/2047	400,000	383,091
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036	256,605	254,897
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.65% due 07/25/2035	1,333,116	1,321,039

Security Description		Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
Bear Stearns Asset Backed Securities Trust FRS Series 2006-SD2, Class M1 0.71% due 06/25/2036		500,000	$406,607
Berica ABS Srl FRS Series 2011-1, Class A1 0.59% due 12/30/2055(2)	EUR	6,275,661	8,267,269
Berica Residential MBS FRS Series 8, Class A 0.54% due 03/31/2048(2)	EUR	8,998,070	11,449,892
Carrington Mtg. Loan Trust FRS Series 2006-NC5, Class A4 0.38% due 01/25/2037		2,100,000	1,199,001
Chase Mtg. Finance Trust Series 2007-S3, Class 1A12 6.00% due 05/25/2037(2)		480,795	443,568
CHL Mtg. Pass-Through Trust Series 2006-16, Class 2A1 6.50% due 11/25/2036(2)		4,342,301	3,980,153
Citigroup Mtg. Loan Trust VRS Series 2010-4, Class 3A6 6.59% due 11/25/2037*(2)(3)		376,295	317,185
Countrywide Alternative Loan Trust FRS Series 2007-24, Class A1 0.71% due 10/25/2037(2)		8,003,974	4,264,285
Countrywide Alternative Loan Trust Series 2007-11T1, Class A21 6.00% due 05/25/2037(2)		244,279	198,093
Countrywide Alternative Loan Trust FRS Series 2007-19, Class 1A2 6.00% due 08/25/2037(2)		1,545,917	1,276,934
Countrywide Alternative Loan Trust Series 2006-36T2, Class 2A3 6.50% due 12/25/2036(2)		278,612	222,162
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(2)		1,103,111	792,842
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 2A1 6.00% due 08/25/2037(2)		268,441	215,810
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 3A1 6.00% due 08/25/2037(2)		212,611	171,318
Countrywide Asset-Backed Certs. FRS Series 2007-9, Class 2A3 0.34% due 06/25/2047		1,200,000	1,003,414
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.45% due 04/25/2035(2)		123,278	110,050
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.50% due 06/25/2035*(2)		266,732	236,166

75

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.68% due 03/15/2039(1)	9,899,000	$10,748,800
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-8, Class 8A1 7.00% due 09/25/2035(2)	11,004,125	7,364,807
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.22% due 11/25/2036	6,435	3,458
First Franklin Mtg. Loan Trust FRS Series 2006-FF16, Class 2A3 0.30% due 12/25/2036	921,733	536,987
First Franklin Mtg. Loan Trust FRS Series 2006-FF5, Class 2A3 0.32% due 04/25/2036	830,905	655,006
First Franklin Mtg. Loan Trust FRS Series 2005-FF10, Class A5 0.52% due 11/25/2035	400,000	240,637
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.38% due 06/25/2045(2)	83,162	74,711
GSAMP Trust FRS Series 2007-NC1, Class A2C 0.31% due 12/25/2046	543,621	295,656
GSAMP Trust FRS Series 2005-AHL2, Class A2C 0.40% due 12/25/2035	520,443	467,941
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.65% due 09/25/2035(2)	249,314	250,989
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% due 01/19/2038(2)	429,766	359,706
HarborView Mtg. Loan Trust FRS Series 2006-4, Class 3A1A 0.38% due 05/19/2047(2)	136,741	60,589
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.39% due 04/25/2037	1,300,000	753,037
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV4 0.50% due 04/25/2037	900,000	528,278
HSI Asset Securitization Corp. Trust FRS Series 2006-HE2, Class 2A4 0.38% due 12/25/2036	1,575,842	697,466
IMPAC Secured Assets Trust FRS Series 2006-4, Class A2B 0.33% due 01/25/2037(2)	576,694	467,240
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.21% due 08/25/2036(2)	667,288	660,272
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.41% due 09/25/2037(2)	490,841	423,720
Indymac Index Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.47% due 03/25/2035(2)	454,442	440,214

Security Description	Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR23, Class 6A1 4.68% due 11/25/2035(2)	649,915	$539,851
JPMorgan Alternative Loan Trust FRS Series 2006-S1, Class 3A2 0.43% due 03/25/2036(2)	5,902,741	5,133,189
Long Beach Mtg. Loan Trust FRS Series 2005-WL3, Class M1 0.59% due 11/25/2035	1,000,000	845,182
Master Asset Backed Securities Trust FRS Series 2006-NC2, Class A3 0.27% due 08/25/2036	457,550	229,049
MASTR Alternative Loan Trust FRS Series 2006-2, Class 2A1 0.56% due 03/25/2036(2)	1,197,527	346,865
MASTR Asset Backed Securities Trust FRS Series 2005-FRE1, Class M1 0.66% due 10/25/2035	594,098	394,378
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.54% due 08/25/2035(2)	100,000	88,097
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.30% due 11/25/2036	642,699	393,951
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE6, Class A2C 0.31% due 09/25/2036	892,145	483,831
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2B 0.34% due 03/25/2037	1,036,876	539,643
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2C 0.41% due 03/25/2037	1,319,661	693,042
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE1, Class A4 0.45% due 01/25/2036	2,500,000	2,047,958
Morgan Stanley ABS Capital I Trust FRS Series 2005-WMC5, Class M5 1.15% due 06/25/2035	500,000	407,216
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE7, Class A2C 1.41% due 07/25/2037	700,000	413,220
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A2 0.33% due 04/25/2037	587,563	350,681
Morgan Stanley Mtg. Loan Trust Series 2006-17XS, Class A4 5.87% due 10/25/2046	817,272	504,015
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(2)(3)	264,207	275,942
Nomura Asset Acceptance Corp. Alternative Loan Trust FRS Series 2006-AF1, Class 5A 5.59% due 06/25/2036(2)	4,110,412	2,944,741
NovaStar Mtg. Funding Trust FRS Series 2006-2, Class A2C 0.31% due 06/25/2036	390,010	219,834

76

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
People’s Financial Realty Mtg. Securities Trust FRS Series 2006-1, Class 2A2 0.30% due 09/25/2036	823,039	$321,205
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(2)	221,238	204,558
RAAC Trust FRS Series 2007-SP3, Class A2 1.66% due 09/25/2047	1,000,000	733,359
RALI Series Trust FRS Series 2005-QA6, Class A31 3.72% due 05/25/2035(2)	2,201,538	2,175,300
RAMP Trust FRS Series 2007-RZ1, Class A2 0.32% due 02/25/2037	412,450	360,178
RAMP Trust FRS Series 2006-RS1, Class AI3 0.48% due 01/25/2036	1,600,000	1,088,384
RAMP Trust FRS Series 2005-EFC6, Class M2 0.59% due 11/25/2035	300,000	246,830
RAMP Trust FRS Series 2004-RS8, Class MII1 1.06% due 08/25/2034	594,676	551,503
RASC Series Trust FRS Series 2007-KS3, Class AI4 0.50% due 04/25/2037	2,700,000	1,786,037
RASC Series Trust FRS Series 2006-KS1, Class M1 0.54% due 02/25/2036	600,000	508,756
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.51% due 10/25/2018(2)	72,343	70,545
Securitized Asset Backed Receivables LLC FRS Series 2006-FR3, Class A3 0.41% due 05/25/2036	1,853,556	1,036,047
Securitized Asset Backed Receivables LLC FRS Series 2006-NC1, Class A3 0.43% due 03/25/2036	772,709	584,670
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.45% due 12/25/2035	1,968,359	1,671,818
Securitized Asset Backed Receivables LLC FRS Series 2005-FR4, Class M2 1.12% due 01/25/2036	285,072	217,035
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*(3)	2,085,365	1,882,757
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.24% due 07/25/2017	123,764	123,541
SLM Student Loan Trust FRS Series 2008-9, Class A 1.74% due 04/25/2023	1,443,654	1,490,851
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A1 0.27% due 02/25/2037	630,424	290,996

Security Description	Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A2 0.34% due 02/25/2037	932,031	$435,301
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.40% due 07/25/2036	2,000,000	999,702
Soundview Home Loan Trust FRS Series 2007-OPT4, Class 2A3 1.26% due 09/25/2037	4,000,000	2,494,752
Specialty Underwriting & Residential Finance Trust FRS Series 2006-AB3, Class A2B 0.31% due 09/25/2037	308,714	171,921
Specialty Underwriting & Residential Finance Trust FRS Series 2007-BC2, Class A2C 0.43% due 04/25/2037	600,000	322,434
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2005-22, Class 1A1 2.38% due 12/25/2035(2)	412,610	387,627
Structured Asset Investment Loan Trust FRS Series 2006-BNC3, Class A3 0.31% due 09/25/2036	593,956	438,803
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR4, Class 2A1 0.35% due 06/25/2036(2)	750,779	607,125
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR3, Class 12A2 0.36% due 05/25/2036(2)	2,925,769	2,195,205
Structured Asset Mtg. Investments II Trust FRS Series 2007-AR3, Class 1A3 0.37% due 09/25/2047(2)	3,800,000	2,508,555
Structured Asset Securities Corp. FRS Series 2006-BC2, Class A3 0.31% due 09/25/2036	1,884,711	1,486,100
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.65% due 02/25/2035	2,000,000	1,848,858
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-WF3, Class A1 0.30% due 09/25/2036	1,384,762	1,319,094
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.15% due 03/10/2046*(1)(4)	43,947,740	3,154,745
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.39% due 04/25/2045(2)	130,410	121,818
WaMu Mtg. Pass Through Certs. FRS Series 2007-OA3, Class 4A2 0.84% due 04/25/2047(2)	906,962	701,862
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.14% due 02/25/2046(2)	357,726	343,054
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.46% due 11/25/2046(2)	534,053	506,715

77

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Alternative Loan Trust FRS Series 2007-PA4, Class 2A1 2.68% due 07/25/2037(2)	365,430	$310,836
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.67% due 04/25/2035(2)	5,362,494	5,422,779
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR3, Class A3 2.71% due 03/25/2036(2)	587,795	556,134

Total Asset Backed Securities (cost $144,728,949)		148,848,151

U.S. CORPORATE BONDS & NOTES — 10.8%
Banks-Commercial — 0.3%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,975,309
UBS AG Stamford Branch Senior Notes 5.88% due 12/20/2017	1,104,000	1,268,047

		5,243,356

Banks-Super Regional — 0.8%
Bank of America NA FRS Senior Notes 0.71% due 11/14/2016	12,100,000	12,139,942
JP Morgan Chase Bank NA FRS Sub. Notes 0.57% due 06/13/2016	600,000	596,253

		12,736,195

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,210,000

Cable/Satellite TV — 0.0%
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016	500,000	550,000

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/2015	100,000	106,750
MGM Resorts International Company Guar. Notes 10.00% due 11/01/2016	100,000	120,250

		227,000

Consumer Products-Misc. — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	10,900,000	11,145,250

Diversified Banking Institutions — 5.1%
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	400,000	411,000
Ally Financial, Inc. FRS Company Guar. Notes 3.65% due 06/20/2014	500,000	504,865

Security Description	Principal Amount**	Value (Note 2)

Diversified Banking Institutions (continued)
Ally Financial, Inc. Company Guar. Notes 4.50% due 02/11/2014	2,000,000	$2,001,000
Ally Financial, Inc. Company Guar. Notes 4.63% due 06/26/2015	1,000,000	1,036,390
Ally Financial, Inc. Company Guar. Notes 6.75% due 12/01/2014	200,000	207,750
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	4,889,250
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	7,900,000	9,001,608
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,822,195
Citigroup, Inc. FRS Senior Notes 1.04% due 04/01/2016	1,000,000	1,006,257
Citigroup, Inc. FRS Senior Notes 1.20% due 07/25/2016	2,500,000	2,528,275
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	2,996,074
Goldman Sachs Group, Inc. FRS Senior Notes 1.34% due 11/15/2018	21,000,000	21,048,594
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,500,000	1,644,934
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	1,600,000	1,807,405
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,366,200
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,399,642
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	343,626
JPMorgan Chase & Co. FRS Senior Notes 0.86% due 02/26/2016	11,700,000	11,748,157
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	1,800,000	1,927,958
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	806,641
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	1,900,000	2,265,790
Morgan Stanley FRS Senior Notes 0.72% due 10/15/2015	100,000	99,891
Morgan Stanley Senior Notes 2.88% due 07/28/2014	500,000	505,651

78

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Notes 6.63% due 04/01/2018		3,200,000	$3,745,850
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	977,172

			80,092,175

Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC FRS Senior Notes 1.34% due 08/28/2014		2,000,000	2,008,028
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015		1,000,000	1,028,796
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,219,868

			9,256,692

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.05% due 11/14/2014		400,000	411,000
SLM Corp. Senior Notes 6.25% due 01/25/2016		700,000	752,500

			1,163,500

Finance-Investment Banker/Broker — 0.5%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	429,598
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,046,599
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,555,627
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018†(5)		245,000	54,513
Merrill Lynch & Co., Inc. FRS Senior Notes 0.53% due 05/30/2014	EUR	200,000	269,797
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,055,415

			7,411,549

Medical-Hospitals — 0.0%
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020		500,000	533,750

Oil Companies-Exploration & Production — 0.9%
EOG Resources, Inc. FRS Senior Notes 0.99% due 02/03/2014		6,100,000	6,100,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018		7,800,000	8,620,950

			14,720,950

Security Description	Principal Amount**	Value (Note 2)

Oil Companies-Integrated — 0.6%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	9,300,000	$9,692,181

Special Purpose Entities — 0.1%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	324,180
SSIF Nevada LP FRS Bank Guar. Notes 0.94% due 04/14/2014*	1,100,000	1,101,375

		1,425,555

Telephone-Integrated — 1.0%
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	6,600,000	7,175,302
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	6,900,000	8,084,620

		15,259,922

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	111,000	147,934

Total U.S. Corporate Bonds & Notes (cost $163,026,051)		171,816,009

FOREIGN CORPORATE BONDS & NOTES — 8.6%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.86% due 04/01/2014*	1,800,000	1,801,242
Volkswagen International Finance NV FRS Company Guar. Notes 1.00% due 03/21/2014*	300,000	300,252

		2,101,494

Banks-Commercial — 2.5%
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 04/25/2018*(3)(6)	2,010,000	2,188,641
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.50% due 01/11/2021	8,400,000	9,122,308
Dexia Credit Local SA FRS Government Guar. Notes 0.62% due 11/07/2016*(3)	14,900,000	14,891,864
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(3)	6,000,000	6,279,360
Intesa Sanpaolo SpA FRS Senior Notes 2.64% due 02/24/2014*	6,400,000	6,407,002
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	731,303

		39,620,478

Banks-Money Center — 0.4%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	698,820

79

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Lloyds TSB Bank PLC FRS Jr. Sub. Notes 12.00% due 12/16/2024*(6)	4,100,000	$5,606,750

		6,305,570

Banks-Mortgage — 0.4%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.82% due 04/25/2014	6,200,000	6,219,344

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	551,250

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,228,218

Electric-Integrated — 0.0%
Electricite de France FRS Senior Notes 0.69% due 01/20/2017*(3)	400,000	400,240

Finance-Investment Banker/Broker — 1.3%
Credit Agricole Home Loan SFH FRS Bonds 0.99% due 07/21/2014*	7,000,000	7,020,706
MMC Finance, Ltd. Senior Notes 5.55% due 10/28/2020*	14,800,000	14,578,000

		21,598,706

Finance-Leasing Companies — 0.3%
Banque PSA Finance FRS Senior Notes 2.14% due 04/04/2014*(3)	4,200,000	4,194,960

Food-Misc./ Diversified — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(3)	2,300,000	2,586,143

Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,414,469

Oil Companies-Exploration & Production — 1.1%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,197,735
Gaz Capital SA Senior Notes 8.15% due 04/11/2018	14,400,000	16,668,000

		17,865,735

Oil Companies-Integrated — 1.6%
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	7,800,000	8,046,722
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	8,819,850
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,307,000

Security Description		Principal Amount**	Value (Note 2)

Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039		400,000	$503,280

			25,676,852

Paper & Related Products — 0.0%
Pindo Deli Finance BV VRS Sec. Bonds 3.24% due 04/28/2027*(7)		1,743,170	43,171
Pindo Deli Finance BV FRS Senior Sec. Notes 2.51% due 04/28/2015*(3)(7)		12,832	1,398
Pindo Deli Finance BV FRS Senior Sec. Notes 2.51% due 04/28/2018*(3)(7)		432,197	42,815
Tjiwi Kimia Finance BV VRS Sec. Notes zero coupon due 04/28/2027*(3)(7)		724,965	21,546
Tjiwi Kimia Finance BV FRS Sec. Notes 2.51% due 04/28/2015(3)(7)		24,464	3,030
Tjiwi Kimia Finance BV FRS Sec. Notes 2.51% due 04/28/2018*(3)(7)		293,490	29,074

			141,034

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,416,500

Total Foreign Corporate Bonds & Notes (cost $133,675,960)			137,320,993

FOREIGN GOVERNMENT AGENCIES — 0.5%
Banks-Special Purpose — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	840,560

Sovereign — 0.4%
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	6,700,000	6,635,144
Russian Federation Senior Bonds 7.50% due 03/31/2030*(3)		280	323

			6,635,467

Total Foreign Government Agencies (cost $8,288,023)			7,476,027

U.S. GOVERNMENT AGENCIES — 17.6%
Federal Home Loan Mtg. Corp. — 0.1%
4.50% due 03/01/2041		905,722	970,197
4.50% due 05/01/2041		272,681	292,163
Federal Home Loan Mtg. Corp. FRS
Series T-62, Class 1A1
1.34% due 10/25/2044(2)		118,537	120,867
Series T-61, Class 1A1
1.54% due 07/25/2044(2)		643,581	654,655

			2,037,882

80

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 10.3%
2.50% due 01/01/2043	206,194	$191,797
2.50% due 02/01/2043	8,894,169	8,272,831
2.50% due 03/01/2043	2,936,035	2,730,943
3.00% due 08/01/2042	949,333	925,047
3.00% due 09/01/2042	930,671	905,809
3.00% due 10/01/2042	314,357	305,972
3.00% due 12/01/2042	146,886	142,962
3.00% due 02/01/2043	194,446	189,252
3.00% due 03/01/2043	194,802	189,609
3.00% due 04/01/2043	2,078,651	2,023,122
3.00% due 05/01/2043	12,939,440	12,593,783
3.00% due 06/01/2043	35,191,590	34,251,719
3.00% due 07/01/2043	35,823,150	34,866,188
3.00% due 08/01/2043	32,126,852	31,268,638
3.00% due 09/01/2043	16,210,517	15,777,478
3.00% due 10/01/2043	8,933,731	8,695,080
3.00% due 11/01/2043	1,996,506	1,943,173
3.50% due March TBA	3,000,000	3,155,156
4.00% due 12/01/2040	83,666	87,660
4.00% due 02/01/2041	715,844	750,131
4.00% due February TBA	2,000,000	2,095,000
4.50% due 02/01/2025	294,934	315,801
4.50% due 04/01/2041	287,095	308,030
5.00% due 06/01/2023	129,693	141,492
5.00% due 04/01/2024	31,738	34,654
5.00% due 02/01/2027	21,001	22,902
5.00% due 07/01/2027	200,905	219,091
5.00% due 03/01/2028	76,975	84,329
5.00% due 04/01/2028	264,649	289,906
5.00% due 05/01/2028	77,597	84,997
5.00% due 06/01/2028	139,716	152,995
5.00% due 07/01/2028	94,556	103,454
5.00% due 04/01/2029	207,442	226,979
5.00% due 05/01/2029	90,264	98,858
5.00% due 03/01/2034	40,824	45,064
5.00% due 12/01/2034	31,241	34,193
5.00% due 07/01/2035	128,752	141,332
5.00% due 08/01/2035	72,539	79,570
5.00% due 09/01/2035	32,236	35,384
5.00% due 06/01/2040	32,467	35,675
5.00% due 02/01/2041	40,311	44,183
Federal National Mtg. Assoc. FRS 2.26% due 06/01/2035	112,723	120,087

		163,980,326

Government National Mtg. Assoc. — 7.0%
3.00% due 04/15/2042	297,074	294,691
3.00% due 07/15/2042	329,086	326,446
3.00% due 09/15/2042	1,247,495	1,237,595
3.00% due 12/15/2042	989,496	981,559
3.00% due 01/15/2043	92,825	92,081
3.00% due 03/15/2043	5,188,336	5,146,798
3.00% due 04/15/2043	16,971,374	16,835,392
3.00% due 05/15/2043	14,525,220	14,408,698
3.00% due 06/15/2043	40,963,005	40,634,407
3.00% due 07/15/2043	9,750,821	9,672,602
3.00% due 08/15/2043	506,996	502,929
3.00% due 10/15/2043	825,000	818,382
3.00% due February TBA	14,000,000	13,886,029
4.50% due 01/15/2040	562,075	610,595
4.50% due 02/15/2040	662,810	720,069
4.50% due 03/15/2040	393,587	427,537
4.50% due 04/15/2040	919,614	999,000

Security Description	Principal Amount**	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 05/15/2040	591,034	$641,750
4.50% due 06/15/2040	369,273	400,955
4.50% due 08/15/2040	127,570	138,532
4.50% due 09/15/2040	16,909	18,363
4.50% due 10/15/2040	395,850	429,635
4.50% due 12/15/2040	402,029	436,524
4.50% due 02/15/2041	470,708	511,538
Government National Mtg. Assoc. FRS Series 2007- 30, Class FH 0.46% due 05/20/2037(2)	310,496	309,919

		110,482,026

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,035,320	2,748,311

Total U.S. Government Agencies (cost $273,575,195)		279,248,545

U.S. GOVERNMENT TREASURIES — 41.8%
United States Treasury Bonds — 0.3%
2.13% due 02/15/2041 TIPS(8)	3,831,696	4,559,718

United States Treasury Notes — 41.5%
0.13% due 12/31/2014	8,000,000	7,999,376
0.25% due 12/15/2014	1,800,000	1,801,759
0.25% due 01/15/2015	14,400,000	14,414,630
0.25% due 05/15/2016	22,700,000	22,605,999
0.38% due 11/15/2014	18,600,000	18,635,600
0.38% due 02/15/2016	29,900,000	29,909,329
0.38% due 03/15/2016	65,400,000	65,394,899
0.75% due 02/28/2018	2,900,000	2,849,476
1.25% due 02/29/2020	11,100,000	10,688,090
1.38% due 07/31/2018(10)	93,600,000	93,738,902
1.50% due 06/30/2016	10,600,000	10,856,721
1.50% due 12/31/2018	23,900,000	23,914,938
1.63% due 08/15/2022	13,100,000	12,211,663
1.75% due 10/31/2020	4,600,000	4,502,968
1.88% due 06/30/2020	7,300,000	7,252,097
2.13% due 02/29/2016	18,100,000	18,756,125
2.13% due 08/31/2020	1,500,000	1,508,438
2.13% due 08/15/2021	35,000,000	34,641,810
2.25% due 03/31/2016	33,000,000	34,309,704
2.63% due 04/30/2018	87,800,000	92,834,803
2.63% due 08/15/2020	15,500,000	16,090,938
2.63% due 11/15/2020	12,200,000	12,635,577
2.75% due 11/15/2023	12,100,000	12,186,975
United States Treasury Notes TIPS 0.13% due 04/15/2018(8)	43,357,760	44,749,934
0.13% due 01/15/2022(8)	29,761,798	29,359,538
0.13% due 07/15/2022(8)	14,392,694	14,174,558
0.13% due 01/15/2023(8)	4,948,020	4,811,564
1.13% due 01/15/2021(8)	14,064,864	15,081,275

		657,917,686

Total U.S. Government Treasuries (cost $661,766,889)		662,477,404

U.S. MUNICIPAL BONDS & NOTES — 3.8%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds Series A-2 6.00% due 06/01/2042	1,000,000	797,420

81

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	800,000	$931,928
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	1,200,000	1,392,792
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024	1,800,000	2,097,432
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025	1,600,000	1,845,648
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026	985,000	1,128,071
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028	1,800,000	2,027,664
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023	1,900,000	2,233,222
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024	700,000	815,668
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025	3,700,000	4,268,061
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021	800,000	757,592
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021	1,000,000	946,990
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022	1,100,000	1,025,156
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023	600,000	559,182
County of Sacramento CA Revenue Bonds 7.80% due 10/01/2023	2,750,000	3,469,785
District of Columbia Revenue Bonds Series E 5.59% due 12/01/2034	4,000,000	4,509,400
East Bay Municipal Utility District Revenue Bonds 5.87% due 06/01/2040	2,200,000	2,618,088

Security Description	Principal Amount**	Value (Note 2)

U.S. MUNICIPAL BONDS & NOTES (continued)
Energy Northwest Revenue Bonds Series E 3.10% due 07/01/2023	700,000	$673,092
Kentucky State Property & Building Commission Revenue Bonds Series C 4.30% due 11/01/2019	400,000	427,748
Kentucky State Property & Building Commission Revenue Bonds Series C 4.40% due 11/01/2020	500,000	525,235
Kentucky State Property & Building Commission Revenue Bonds Series C 5.37% 11/01/2025	1,000,000	1,071,870
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2025	400,000	455,500
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2026	900,000	1,012,023
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2027	1,000,000	1,111,460
New York City Industrial Development Agency FRS Revenue Bonds 2.03% due 03/01/2020	1,600,000	1,485,392
New York City Transitional Finance Authority Revenue Bonds 4.73% due 11/01/2023	800,000	869,456
New York City Transitional Finance Authority Revenue Bonds 5.08% due 11/01/2025	500,000	552,395
New York State Thruway Authority Revenue Bonds 4.91% due 11/01/2024	500,000	545,740
New York State Thruway Authority Revenue Bonds Series A 5.00% due 03/15/2026	4,100,000	4,618,486
New York State Thruway Authority Revenue Bonds Series A 5.00% due 03/15/2027	5,100,000	5,697,363
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,100,000	9,199,585

Total U.S. Municipal Bonds & Notes (cost $60,477,693)		59,669,444

82

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description		Principal Amount**/ Shares	Value (Note 2)

FOREIGN GOVERNMENT TREASURIES — 5.0%
Foreign Government Treasuries — 5.0%
Federative Republic of Brazil Notes 12.36% due 01/01/2017	BRL	121,700,000	$35,295,093
United Mexican States Bills 3.40% due 04/03/2014	MXN	357,000,000	26,544,900
United Mexican States Bills 3.45% due 04/30/2014	MXN	58,000,000	4,300,301
United Mexican States Bills 3.48% due 03/06/2014	MXN	24,000,000	1,789,035
United Mexican States Bills 3.51% due 02/06/2014	MXN	164,700,000	12,308,289

Total Foreign Government Treasuries (cost $85,847,550)			80,237,618

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(6)		1,200,000	1,272,000

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(6)		5,000,000	5,212,500

Total Preferred Securities/Capital Securities (cost $5,608,449)			6,484,500

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(7) (cost $0)		250	0

OPTIONS — PURCHASED — 0.1%
Call Options —Purchased(3)(12)		99,200,000	113,783
Put Options — Purchased(3)(12)		6,800,000	827,390

Total Options — Purchased (cost $807,377)			941,173

Total Long-Term Investment Securities (cost $1,537,802,136)			1,554,519,864

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.0%
Ford Motor Credit Co . 0.84% due 06/02/2014		300,000	299,153
Ford Motor Credit Co . 0.90% due 07/01/2014		300,000	298,875

			598,028

U.S. Government Treasuries — 0.2%
United States Treasury Bills
0.12% due 11/13/2014(10)		1,085,000	1,084,339
0.13% due 05/29/2014(10)		1,366,000	1,365,858

			2,450,197

Total Short-Term Investment Securities (cost $3,047,421)			3,048,225

Security Description	Principal Amount**/ Shares	Value (Note 2)

REPURCHASE AGREEMENTS — 3.8%
Agreement with HSBC Bank PLC bearing interest at 0.04% dated 01/31/2014 to be repurchased 02/03/2014 in the amount of $34,700,116 and collateralized by $34,644,141 of United States Bonds TIPS bearing interest at 2.00% due 07/15/2014 and having an approximate value of $35,374,916	34,700,000	$34,700,000
Agreement with HSBC Bank PLC bearing interest at 0.12% dated 01/07/2014 to be repurchased 03/07/2014 in the amount of $21,804,287 and collateralized by $13,336,700 of United States Treasury Notes bearing interest at 2.13% due 12/31/2015 and by $8,259,800 of United States Treasury Notes bearing interest at 2.63% due 11/15/2020 and having an approximate combined value of $22,255,964(3)	21,800,000	21,800,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. bearing interest at 0.04% dated 01/31/2014 to be repurchased 02/03/2014 in the amount of $3,700,012 and collateralized by $3,806,000 of United States Treasury Notes bearing interest at 0.63% due 05/31/2017 and having an approximate value of $3,776,860	3,700,000	3,700,000

Total Repurchase Agreements (cost $60,200,000)		60,200,000

TOTAL INVESTMENTS (cost $1,601,049,557)(9)	102.0%	1,617,768,089
Liabilities in excess of other assets	(2.0)	(31,559,111)

NET ASSETS	100.0%	1,586,208,978

FORWARD SALES CONTRACTS — (1.7)%
U.S. Government Agencies — (1.4)%
Federal National Mtg. Assoc.
4.00% due February TBA	(5,000,000)	(5,328,906)
4.50% due February TBA	(500,000)	(534,922)
5.00% due February TBA	(6,000,000)	(6,555,703)
5.50% due February TBA	(6,000,000)	(6,606,563)

		(19,026,094)

Government National Mtg. Assoc.
4.50% due February TBA	(1,000,000)	(1,084,844)
6.00% due February TBA	(2,000,000)	(2,222,031)

		(3,306,875)

U.S. Government Treasuries — (0.3)%
United States Treasury Notes
2.88% due 05/15/2043	(4,900,000)	(4,226,985)

Total Forward Sales Contracts (proceeds $(26,446,755))		$(26,559,954)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $100,804,006 representing 6.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

83

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $71,656,451 representing 4.5% of net assets.
(4)	Interest only.
(5)	Security in default of interest.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	The security or portion thereof was pledged as collateral to cover certain over the counter derivative contracts at the close of the reporting period.
(11)	Collateralized Loan Obligation
(12)	Options Purchased

Options — Purchased
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
Call option to enter an interest rate swap with Bank of America for the obligation to pay a fixed rate of 2.40% versus the three month USD-LIBOR-BBA maturing on 05/21/2024	May 2014	2.40	$99,200,000	$265,360	$113,783	$(151,577)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/23/2045	September 2015	3.45	6,800,000	542,017	827,390	285,373

				$807,377	$941,173	$133,796

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 04/04/2017	March 2014	$2.00	$456,100,000	$428,517	$411,658	$16,859
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.40% versus the six month GBP-LIBOR-BBA maturing on 05/06/2019	May 2014	2.40	GBP 42,700,000	297,346	235,573	61,773
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.70% versus the three month GBP-LIBOR-BBA maturing on 05/06/2019	May 2014	1.70	GBP 42,700,000	76,106	112,873	(36,767)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 3.90% versus the three month USD-LIBOR-BBA maturing on 05/21/2024	May 2014	3.90	99,200,000	337,280	70,928	266,352
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 4.25% versus the three month USD-LIBOR-BBA maturing on 07/30/2024	July 2014	4.25	85,700,000	852,715	852,715	0
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	28,600,000	543,400	817,560	(274,160)

				$2,535,364	$2,501,307	$34,057

GBP	— British Pound
USD	— United States Dollar
BBA	— British Banking Association
LIBOR	— London Interbank Offered Rate

Written Call Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes	February 2014	$127.50	584	$281,897	$54,750	$227,147

84

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Written Put Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
CME 90-Day Eurodollar	March 2014	$97.38	745	$281,363	$102,438	$178,925
CBOT 10 Year U.S. Treasury Notes	February 2014	123.00	584	281,897	27,375	254,522

				$563,260	$129,813	$433,447

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
33	Short	Euro OAT	March 2014	$5,930,531	$6,043,172	$(112,641)
455	Long	90 Day Euribor	March 2015	113,255,742	113,221,063	(34,679)
1,404	Long	90 Day Euribor	June 2015	348,630,812	348,876,450	245,638
303	Long	5 Year U.S. Treasury Notes	March 2014	36,646,757	36,549,375	(97,382)
211	Long	90 Day Euribor	March 2016	52,075,161	52,074,800	(361)
211	Long	90 Day Euribor	June 2016	52,043,066	51,929,738	(113,328)

						$(112,753)

Euribor	— Euro Interbank Offered Rate
OAT	— Obligations Assimilables du Trésor

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	AUD	8,795,000	USD	7,779,749	02/04/2014	$82,803	$—
	USD	7,612,138	EUR	5,590,000	02/04/2014	—	(72,907)
	USD	5,036,785	MYR	16,249,172	04/22/2014	—	(197,316)

						82,803	(270,223)

Barclays Bank PLC	AUD	8,795,000	USD	7,727,542	03/04/2014	45,108	—
	BRL	60,010,618	USD	24,733,388	02/04/2014	—	(133,749)
	BRL	60,010,619	USD	25,080,448	03/06/2014	408,834	—
	GBP	8,527,000	USD	13,951,818	03/12/2014	—	(61,949)
	USD	7,742,124	AUD	8,795,000	02/04/2014	—	(45,178)
	USD	25,262,182	BRL	60,010,619	02/04/2014	—	(395,045)

						453,942	(635,921)

Citibank N.A.	EUR	19,894,000	USD	27,423,083	03/13/2014	591,741	—

Goldman Sachs International	EUR	5,590,000	USD	7,633,704	02/04/2014	94,474	—
	MXN	85,932,634	USD	6,502,167	02/06/2014	77,345	—
	MXN	23,818,450	USD	1,829,655	03/06/2014	52,935	—
	MXN	67,305,408	USD	5,158,886	04/03/2014	149,289	—
	USD	7,633,581	EUR	5,590,000	03/04/2014	—	(94,295)

						374,043	(94,295)

JPMorgan Chase Bank N.A.	MXN	285,786,490	USD	21,769,233	04/03/2014	497,909	—

Morgan Stanley & Co., Inc.	BRL	18,573,134	USD	7,654,921	02/04/2014	—	(41,395)
	BRL	18,573,134	USD	7,757,877	03/06/2014	122,075	—
	MXN	77,339,371	USD	5,854,253	02/06/2014	71,914	—
	MXN	15,050,751	USD	1,139,388	03/06/2014	16,688	—
	MXN	57,250,731	USD	4,379,478	04/30/2014	127,260	—
	USD	7,815,331	BRL	18,573,134	02/04/2014	—	(119,015)

						337,937	(160,410)

UBS AG	BRL	78,583,753	USD	33,205,473	02/04/2014	642,020	—
	USD	32,388,308	BRL	78,583,753	02/04/2014	175,144	—
	USD	3,011,992	NOK	18,612,000	02/13/2014	—	(48,071)

						817,164	(48,071)

Net Unrealized Appreciation/(Depreciation)						$3,155,539	$(1,208,920)

85

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro Dollar
GBP	— British Pound
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
USD	— United States Dollar

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
UBS AG	MXN	87,100	06/02/2021	7.500%	28-Day MXN–TIIE	$275,220	$116,372

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$107,239	$(258,478)
	BRL	12,800	01/02/2017	8.860%	1-Year BRL-CDI	27,050	(404,513)
	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	(26,448)	(202,538)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(155)	(28,697)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(39,473)	(252,628)
HSBC Bank USA NA	BRL	7,500	01/02/2015	8.825%	1-Year BRL-CDI	13,302	(40,719)
	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	18,750	(145,604)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(1,793)	(167,847)
	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(32,781)	(187,523)
UBS AG	BRL	32,200	01/02/2017	8.900%	1-Year BRL-CDI	(29,484)	(988,707)
	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	562	(156,639)

							$(2,833,893)

						$311,989	$(2,717,521)

Centrally Cleared Interest Rate Swap Contracts@
		Rates Exchanged
Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
USD 37,200	07/31/2023	2.650%	3 Month LIBOR	$—	$(198,249)

BRL-CDI	— Brazil Interbank Deposit Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
TIIE	—Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

86

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection@ (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014(3)	Notional Amount(2)	Value at January 31, 2014	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	0.2763%	$1,800,000	$(226,041)	$(225,187)	$(854)
Tate & Lyle International Finance PLC 6.625% due 06/15/2016	(1.150)%	06/20/2016	Barclays Bank PLC	0.6346%	2,300,000	(48,171)	—	(48,171)

						$(274,212)	$(225,187)	$(49,025)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014(3)	Notional Amount(2)	Value at January 31, 2014	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Corp. 5.950% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	0.8120%	$900,000	$6,435	$(34,375)	$40,810
Berkshire Hathaway, Inc. 1.900% due 01/31/2017	1.000%	12/20/2023	Barclays Bank PLC	1.2418%	9,300,000	(189,665)	(266,131)	76,466
Russian Federation 7.500% due 03/31/2030	1.000%	03/20/2019	Goldman Sachs International	2.0004%	5,000,000	(240,710)	(181,468)	(59,242)
Russian Federation 7.500% due 03/31/2030	1.000%	03/20/2019	Citibank NA	2.0004%	28,500,000	(1,372,047)	(1,034,367)	(337,680)

						$(1,795,987)	$(1,516,341)	$(279,646)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014(3)	Notional Amount(2)	Value at January 31, 2014(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2018	Barclays Bank PLC	0.7081%	$77,800,000	$1,038,163	$1,049,245	$(11,082)

@	Illiquid security. At January 31, 2014, the aggregate value of these securities was (3,255,523) representing (0.2)% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

87

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS January 31, 2014 — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$133,048,151	$15,800,000	$148,848,151
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	80,092,175	—	80,092,175
Other Industries*	—	91,723,834	—	91,723,834
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	141,034	141,034
Other Industries*	—	137,179,959	—	137,179,959
Foreign Government Agencies	—	7,476,027	—	7,476,027
U.S. Government Agencies:
Federal National Mtg. Assoc	—	163,980,326	—	163,980,326
Government National Mtg. Assoc	—	110,482,026	—	110,482,026
Other Government Agencies*	—	4,786,193	—	4,786,193
U.S. Government Treasuries:
United State Treasury Bonds	—	4,559,718	—	4,559,718
United State Treasury Notes	—	657,917,686	—	657,917,686
U.S. Municipal Bonds & Notes	—	59,669,444	—	59,669,444
Foreign Government Treasuries	—	80,237,618	—	80,237,618
Preferred Securities/Capital Securities	—	6,484,500	—	6,484,500
Warrants	—	—	0	0
Options — Purchased	—	941,173	—	941,173
Short-Term Investment Securities:
Commercial Paper	—	598,028	—	598,028
U.S. Government Treasuries	—	2,450,197	—	2,450,197
Repurchase Agreements	—	60,200,000	—	60,200,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	344,984	—	344,984
Written Call Options on Exchange Traded Futures — Appreciation	227,147	—	—	227,147
Written Put Options on Exchange Traded Futures —Appreciation	433,447	—	—	433,447
Open Futures Contracts-Appreciation	245,638	—	—	245,638
Open Forward Foreign Currency Contracts-Appreciation	—	3,155,539	—	3,155,539
Over the Counter Interest Rate Swap Contracts — Appreciation	—	116,372	—	116,372
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection-Appreciation	—	117,276	—	117,276

Total	$906,232	$1,605,561,226	$15,941,034	$1,622,408,492

LIABILITIES:
Forward Sales Contracts	—	26,559,954	—	26,559,954
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Depreciation	—	310,927	—	310,927
Open Futures Contracts-Depreciation	358,391	—	—	358,391
Open Forward Foreign Currency Contracts-Depreciation	—	1,208,920	—	1,208,920
Over the Counter Interest Rate Swap Contracts-Depreciation	—	2,833,893	—	2,833,893

88

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS January 31, 2014 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Centrally Cleared Interest Rate Swap Contracts-Depreciation	$—	$198,249	$—	$198,249
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Depreciation	—	49,025	—	49,025
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection-Depreciation	—	396,922	—	396,922
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection-Depreciation	—	11,082	—	11,082

Total	$358,391	$31,568,972	$—	$31,927,363

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
Balance as of 1/31/2013	$212,922	$67,274	$169,909	$0	$6	$0
Accrued discounts	—	—	31,408	—	—	—
Accrued premiums	—	(34,338)	—	—	—	—
Realized gain	—	6,184	38,818	—	—	—
Realized loss	(282)	(1,445,707)	—	(400,000)	—	—
Change in unrealized appreciation(1)	—	1,445,707	163,424	400,000	—	—
Change in unrealized depreciation(1)	(2,830)	(4,446)	(30,653)	—	(6)	—
Net purchases	15,800,000	34,013	—	—	—	—
Net sales	(209,810)	(68,687)	(231,872)	(0)	(0)	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 1/31/2014	$15,800,000	$—	$141,034	$—	$—	$0

(1) The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2014 includes:
Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
$—	$—	$132,771	$—	$—	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 1/31/14(1)	Valuation Technique(s)	Unobservable Input(2)		Range (weighted average)
Foreign Corporate Bond & Notes	$141,034	Market Approach	Benchmark Base Price	*	$2.48-$12.40 ($8.10)
Warrants	$0	Income Approach	Future Cash Flows*		$0

(1)	The Portfolio’s security classified as Level 3 with a fair value of $15,800,000 at January 31, 2014, is attributable to a security valued at its respective transaction price (cost).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

89

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Diversified Financial Services	9.8%
Repurchase Agreements	8.8
Federal National Mtg. Assoc.	6.4
United States Treasury Notes	3.5
Diversified Banking Institutions	3.4
Medical-Drugs	3.2
Oil Companies-Integrated	2.7
Oil Companies-Exploration & Production	2.3
Medical-Biomedical/Gene	2.1
Telephone-Integrated	2.1
Banks-Super Regional	2.0
Federal Home Loan Mtg. Corp.	2.0
Government National Mtg. Assoc.	1.9
United States Treasury Bonds	1.9
Multimedia	1.9
Medical-HMO	1.8
Applications Software	1.8
Computers	1.6
Electric-Integrated	1.4
Finance-Credit Card	1.4
Web Portals/ISP	1.4
Cable/Satellite TV	1.4
Oil-Field Services	1.4
Banks-Commercial	1.3
Diversified Manufacturing Operations	1.3
Insurance-Multi-line	1.2
Retail-Building Products	1.2
Chemicals-Diversified	1.2
Aerospace/Defense	1.1
Auto-Cars/Light Trucks	1.1
Enterprise Software/Service	1.0
Airlines	1.0
Real Estate Investment Trusts	1.0
Computers-Memory Devices	1.0
Tobacco	0.8
Semiconductor Equipment	0.8
Instruments-Controls	0.8
Electronic Components-Semiconductors	0.8
Retail-Drug Store	0.7
Medical-Wholesale Drug Distribution	0.7
Engineering/R&D Services	0.7
Aerospace/Defense-Equipment	0.6
Agricultural Operations	0.6
Semiconductor Components-Integrated Circuits	0.6
Investment Management/Advisor Services	0.6
Oil Refining & Marketing	0.6
Consumer Products-Misc.	0.5
Beverages-Non-alcoholic	0.5
Transport-Rail	0.5
Food-Misc./Diversified	0.5
Sovereign	0.5
Gas-Distribution	0.5
Insurance-Life/Health	0.4
Networking Products	0.4
Pipelines	0.4
Metal-Copper	0.4
Insurance-Reinsurance	0.4
Retail-Regional Department Stores	0.4
Computer Services	0.4
E-Commerce/Products	0.4
Cosmetics & Toiletries	0.4

Medical Products	0.4%
Food-Retail	0.4
Brewery	0.3
Commercial Services-Finance	0.3
Municipal Bonds	0.3
Medical-Hospitals	0.3
Electric-Generation	0.3
Finance-Auto Loans	0.3
Retail-Restaurants	0.3
Building-Residential/Commercial	0.3
Medical Instruments	0.3
Insurance Brokers	0.3
Casino Hotels	0.2
Television	0.2
Auto-Heavy Duty Trucks	0.2
Agricultural Chemicals	0.2
Apparel Manufacturers	0.2
Publishing-Newspapers	0.2
Internet Security	0.2
E-Commerce/Services	0.2
Pharmacy Services	0.2
Finance-Investment Banker/Broker	0.2
Insurance-Property/Casualty	0.2
Telecom Services	0.2
Retail-Major Department Stores	0.2
Retail-Auto Parts	0.2
Rental Auto/Equipment	0.2
Finance-Consumer Loans	0.2
Metal-Aluminum	0.2
Diversified Minerals	0.2
Medical-Generic Drugs	0.2
Finance-Other Services	0.2
Retail-Consumer Electronics	0.2
Machinery-General Industrial	0.2
Electric Products-Misc.	0.2
Oil & Gas Drilling	0.2
Retail-Apparel/Shoe	0.2
Data Processing/Management	0.1
Retail-Discount	0.1
Appliances	0.1
Funeral Services & Related Items	0.1
Vitamins & Nutrition Products	0.1
Food-Meat Products	0.1
Office Automation & Equipment	0.1
Cellular Telecom	0.1
Entertainment Software	0.1
Computers-Periphery Equipment	0.1
Tennessee Valley Authority	0.1
Broadcast Services/Program	0.1
Electronic Forms	0.1
Satellite Telecom	0.1
Printing-Commercial	0.1
Paper & Related Products	0.1
Retail-Computer Equipment	0.1
Poultry	0.1
Containers-Paper/Plastic	0.1
Building Products-Wood	0.1
Distribution/Wholesale	0.1
Chemicals-Specialty	0.1
Multilevel Direct Selling	0.1
Batteries/Battery Systems	0.1

90

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2014 —(unaudited) — (continued)

Hotels/Motels	0.1
Medical Information Systems	0.1
Independent Power Producers	0.1
Banks-Fiduciary	0.1
Machinery-Pumps	0.1
Steel-Producers	0.1
Wireless Equipment	0.1
Retail-Office Supplies	0.1
Food-Flour & Grain	0.1
Cruise Lines	0.1
Coal	0.1
Auto/Truck Parts & Equipment-Original	0.1
Travel Services	0.1
Computers-Integrated Systems	0.1
Retail-Perfume & Cosmetics	0.1
Real Estate Operations & Development	0.1
Beverages-Wine/Spirits	0.1
Dialysis Centers	0.1

106.5%

*	Calculated as a percentage of net assets

91

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.1%
Aerospace/Defense — 1.1%
Boeing Co.	9,800	$1,227,548
Northrop Grumman Corp.	9,700	1,120,835

		2,348,383

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	11,019	1,256,386

Agricultural Chemicals — 0.2%
Monsanto Co.	4,667	497,269

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	24,800	979,104
Bunge, Ltd.	3,000	227,280

		1,206,384

Airlines — 1.0%
Alaska Air Group, Inc.	3,300	260,931
Delta Air Lines, Inc.	43,131	1,320,240
Southwest Airlines Co.	12,700	266,065
United Continental Holdings, Inc.†	5,918	271,281

		2,118,517

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,400	241,876
VF Corp.	4,006	234,151

		476,027

Appliances — 0.1%
Whirlpool Corp.	2,209	294,460

Applications Software — 1.7%
Citrix Systems, Inc.†	2,412	130,417
Microsoft Corp.	87,682	3,318,764

		3,449,181

Audio/Video Products — 0.0%
Harman International Industries, Inc.	100	10,343

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	32,600	487,696
General Motors Co.	37,543	1,354,551

		1,842,247

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	9,079	508,424

Auto/Truck Parts & Equipment-Original — 0.1%
TRW Automotive Holdings Corp.†	1,500	111,225

Banks-Commercial — 0.1%
Zions Bancorporation	4,905	141,019

Banks-Fiduciary — 0.1%
State Street Corp.	2,958	198,038

Banks-Super Regional — 1.7%
Capital One Financial Corp.	4,314	304,612
SunTrust Banks, Inc.	2,626	97,214
Wells Fargo & Co.	68,870	3,122,566

		3,524,392

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,200	207,900

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	10,363	391,929
Dr Pepper Snapple Group, Inc.	3,300	158,004
PepsiCo, Inc.	6,835	549,260

		1,099,193

Security Description	Shares	Value (Note 2)

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	1,471	$112,782

Brewery — 0.2%
Molson Coors Brewing Co., Class B	9,179	483,183

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	200	21,802

Building Products-Wood — 0.1%
Masco Corp.	10,874	230,094

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	3,503	140,680
PulteGroup, Inc.	10,700	217,424
Toll Brothers, Inc.†	5,518	202,787

		560,891

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	22,906	1,247,232
DISH Network Corp., Class A†	2,861	161,303
Time Warner Cable, Inc.	4,868	648,758

		2,057,293

Casino Hotels — 0.1%
MGM Resorts International†	12,200	297,192

Chemicals-Diversified — 1.2%
Axiall Corp.	3,748	149,545
Dow Chemical Co.	6,924	315,111
LyondellBasell Industries NV, Class A	12,700	1,000,252
PPG Industries, Inc.	5,677	1,035,258

		2,500,166

Chemicals-Specialty — 0.1%
Methanex Corp.	2,222	133,142

Commercial Services-Finance — 0.3%
Alliance Data Systems Corp.†	437	104,731
H&R Block, Inc.	9,100	276,640
MasterCard, Inc., Class A	4,000	302,720

		684,091

Computer Services — 0.4%
Accenture PLC, Class A	4,311	344,363
Cognizant Technology Solutions Corp., Class A†	1,958	189,769
Computer Sciences Corp.	4,800	289,968

		824,100

Computers — 1.6%
Apple, Inc.	4,110	2,057,466
Hewlett-Packard Co.	43,655	1,265,995

		3,323,461

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	14,400	134,496

Computers-Memory Devices — 1.0%
EMC Corp.	16,030	388,567
SanDisk Corp.	5,345	371,745
Seagate Technology PLC	4,800	253,728
Western Digital Corp.	11,100	956,487

		1,970,527

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	6,600	258,654

92

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products-Misc. — 0.3%
Jarden Corp.†	4,950	$299,228
Kimberly-Clark Corp.	2,300	251,551
Spectrum Brands Holdings, Inc.	1,200	90,300

		641,079

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	7,400	230,806

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,107	190,242
Procter & Gamble Co.	7,591	581,622

		771,864

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,142	155,843

Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	900	99,000

Distribution/Wholesale — 0.0%
WW Grainger, Inc.	352	82,537

Diversified Banking Institutions — 2.1%
Bank of America Corp.	59,620	998,635
Citigroup, Inc.	37,868	1,796,079
Goldman Sachs Group, Inc.	4,993	819,451
Morgan Stanley	25,105	740,849

		4,355,014

Diversified Manufacturing Operations — 1.1%
Danaher Corp.	3,900	290,121
Eaton Corp. PLC	8,881	649,112
Ingersoll-Rand PLC	15,300	899,487
Parker Hannifin Corp.	1,700	192,729
Pentair, Ltd.	928	68,978
SPX Corp.	1,269	126,355

		2,226,782

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,411	506,111
eBay, Inc.†	5,563	295,952

		802,063

E-Commerce/Services — 0.2%
priceline.com, Inc.†	385	440,783

Electric Products-Misc. — 0.2%
Emerson Electric Co.	4,659	307,214

Electric-Generation — 0.1%
AES Corp.	18,500	260,110

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	18,701	912,796
NextEra Energy, Inc.	4,191	385,278
Pinnacle West Capital Corp.	3,600	189,468

		1,487,542

Electronic Components-Misc. — 0.0%
Vishay Intertechnology, Inc.	6,000	81,480

Electronic Components-Semiconductors — 0.8%
Avago Technologies, Ltd.	16,416	896,970
Broadcom Corp., Class A	4,900	145,824
Freescale Semiconductor, Ltd.†	6,293	114,092
Rovi Corp.†	12,500	265,125
Xilinx, Inc.	3,453	160,289

		1,582,300

Security Description	Shares	Value (Note 2)

Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,277	$253,156

Engineering/R&D Services — 0.7%
AECOM Technology Corp.†	8,700	249,429
EMCOR Group, Inc.	4,000	170,040
Fluor Corp.	11,192	850,145
Jacobs Engineering Group, Inc.†	2,127	129,130

		1,398,744

Enterprise Software/Service — 0.9%
Oracle Corp.	50,520	1,864,188

Entertainment Software — 0.1%
Activision Blizzard, Inc.	15,300	262,089

Finance-Consumer Loans — 0.2%
Ocwen Financial Corp.†	4,400	194,216
Santander Consumer USA Holdings, Inc.†	1,500	38,445
SLM Corp.	6,100	138,836

		371,497

Finance-Credit Card — 1.4%
American Express Co.	1,566	133,141
Discover Financial Services	18,500	992,525
Visa, Inc., Class A	8,264	1,780,314

		2,905,980

Finance-Investment Banker/Broker — 0.0%
TD Ameritrade Holding Corp.	2,083	65,094

Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	700	19,586

Finance-Other Services — 0.2%
IntercontinentalExchange Group, Inc.	1,575	328,844

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,400	276,760

Food-Misc./Diversified — 0.3%
General Mills, Inc.	4,005	192,320
Ingredion, Inc.	2,100	130,830
Mondelez International, Inc., Class A	9,198	301,235

		624,385

Food-Retail — 0.3%
Kroger Co.	15,800	570,380

Funeral Services & Related Items — 0.1%
Service Corp. International	12,200	215,940

Gas-Distribution — 0.3%
NiSource, Inc.	1,851	63,619
Sempra Energy	2,055	190,519
UGI Corp.	6,300	273,357

		527,495

Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,900	141,949
Wyndham Worldwide Corp.	900	63,846

		205,795

Independent Power Producers — 0.1%
Calpine Corp.†	7,000	132,860

Industrial Gases — 0.0%
Air Products & Chemicals, Inc.	351	36,904

Instruments-Controls — 0.8%
Honeywell International, Inc.	18,379	1,676,716

93

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	11,682	$533,984

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc.	14,200	240,548
Lincoln National Corp.	5,700	273,771
Prudential Financial, Inc.	1,400	118,146

		632,465

Insurance-Multi-line — 1.1%
ACE, Ltd.	13,093	1,228,254
Allstate Corp.	16,100	824,320
Hartford Financial Services Group, Inc.	5,635	187,364
MetLife, Inc.	2,446	119,976

		2,359,914

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	5,000	406,400

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	4,100	159,490
Axis Capital Holdings, Ltd.	2,007	90,355
Everest Re Group, Ltd.	1,800	260,568
RenaissanceRe Holdings, Ltd.	1,700	154,207

		664,620

Internet Security — 0.2%
Symantec Corp.	18,100	387,521
VeriSign, Inc.†	1,100	64,625

		452,146

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	7,222	762,932
Invesco, Ltd.	11,463	381,145

		1,144,077

Machinery-General Industrial — 0.2%
IDEX Corp.	3,400	244,834
Roper Industries, Inc.	500	68,620

		313,454

Machinery-Pumps — 0.1%
Flowserve Corp.	2,707	195,797

Medical Information Systems — 0.1%
Cerner Corp.†	3,527	200,651

Medical Instruments — 0.3%
Medtronic, Inc.	9,700	548,632

Medical Products — 0.3%
CareFusion Corp.†	6,300	256,851
Stryker Corp.	4,411	342,294

		599,145

Medical-Biomedical/Gene — 2.1%
Aegerion Pharmaceuticals, Inc.†	591	35,448
Alexion Pharmaceuticals, Inc.†	1,981	314,444
Amgen, Inc.	9,800	1,165,710
Biogen Idec, Inc.†	2,488	777,849
Celgene Corp.†	3,396	515,954
Gilead Sciences, Inc.†	7,700	621,005
United Therapeutics Corp.†	1,300	133,406
Vertex Pharmaceuticals, Inc.†	11,353	897,341

		4,461,157

Security Description	Shares	Value (Note 2)

Medical-Drugs — 2.9%
Allergan, Inc.	1,132	$129,727
Bristol-Myers Squibb Co.	15,112	755,147
Endo Health Solutions, Inc.†	4,200	276,696
Johnson & Johnson	29,903	2,645,518
Merck & Co., Inc.	12,314	652,273
Pfizer, Inc.	52,530	1,596,912

		6,056,273

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	756	117,679

Medical-HMO — 1.5%
Cigna Corp.	6,200	535,122
Humana, Inc.	2,567	249,769
UnitedHealth Group, Inc.	19,979	1,444,082
WellPoint, Inc.	11,200	963,200

		3,192,173

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	7,623	1,329,527

Metal-Aluminum — 0.2%
Alcoa, Inc.	31,787	365,868

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	25,759	834,849

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	2,500	212,875

Multimedia — 1.6%
Time Warner, Inc.	31,094	1,953,636
Viacom, Inc., Class B	12,800	1,050,880
Walt Disney Co.	5,217	378,806

		3,383,322

Networking Products — 0.4%
Cisco Systems, Inc.	41,726	914,217

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	10,800	271,944

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	2,281	114,894

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	13,121	1,058,734
ConocoPhillips	17,492	1,136,105
Devon Energy Corp.	2,700	159,894
EOG Resources, Inc.	1,807	298,589
Occidental Petroleum Corp.	11,627	1,018,176
Southwestern Energy Co.†	1,634	66,487

		3,737,985

Oil Companies-Integrated — 2.1%
Chevron Corp.	17,321	1,933,543
Exxon Mobil Corp.	12,583	1,159,649
Marathon Oil Corp.	2,906	95,288
Phillips 66	14,987	1,095,400

		4,283,880

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	2,168	95,262
Marathon Petroleum Corp.	6,773	589,590
Tesoro Corp.	4,000	206,080
Valero Energy Corp.	1,889	96,528

		987,460

94

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil-Field Services — 1.4%
Baker Hughes, Inc.	5,200	$294,528
Halliburton Co.	11,034	540,777
Schlumberger, Ltd.	22,797	1,996,333

		2,831,638

Paper & Related Products — 0.1%
International Paper Co.	4,931	235,406

Pharmacy Services — 0.1%
Omnicare, Inc.	4,300	268,578

Poultry — 0.1%
Pilgrim’s Pride Corp.†	13,900	232,547

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	13,000	240,110

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	8,400	231,252
Graham Holdings Co., Class B	360	225,382

		456,634

Real Estate Investment Trusts — 0.7%
American Tower Corp.	5,300	428,664
Extra Space Storage, Inc.	5,300	241,998
Geo Group, Inc.	5,600	187,488
Hospitality Properties Trust	2,700	69,390
RLJ Lodging Trust	9,500	237,310
Ventas, Inc.	3,800	237,082

		1,401,932

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	1,000	124,770

Retail-Apparel/Shoe — 0.1%
Lululemon Athletica, Inc.†	2,799	127,886

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	785	388,622

Retail-Building Products — 1.2%
Home Depot, Inc.	22,956	1,764,169
Lowe’s Cos., Inc.	15,342	710,181

		2,474,350

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	6,700	234,969

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	13,700	322,498

Retail-Discount — 0.1%
Costco Wholesale Corp.	2,529	284,158

Retail-Drug Store — 0.6%
CVS Caremark Corp.	5,561	376,591
Walgreen Co.	15,600	894,660

		1,271,251

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	4,916	281,982

Retail-Office Supplies — 0.1%
Staples, Inc.	13,600	178,976

Retail-Regional Department Stores — 0.3%
Macy’s, Inc.	12,200	649,040

Retail-Restaurants — 0.3%
Dunkin’ Brands Group, Inc.	5,100	237,303
Starbucks Corp.	2,000	142,240
Yum! Brands, Inc.	3,042	204,270

		583,813

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 0.6%
Marvell Technology Group, Ltd.	18,200	$271,726
QUALCOMM, Inc.	12,455	924,410

		1,196,136

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	16,549	278,354
KLA-Tencor Corp.	10,971	674,387
Lam Research Corp.†	13,850	700,949
Teradyne, Inc.	5,545	104,302

		1,757,992

Steel-Producers — 0.1%
United States Steel Corp.	7,143	186,504

Telecom Services — 0.1%
Amdocs, Ltd.	5,600	242,256

Telephone-Integrated — 1.2%
AT&T, Inc.	17,900	596,428
CenturyLink, Inc.	4,834	139,509
Verizon Communications, Inc.	34,398	1,651,792

		2,387,729

Television — 0.1%
CBS Corp., Class B	5,189	304,698

Tobacco — 0.6%
Altria Group, Inc.	11,600	408,552
Lorillard, Inc.	9,000	442,980
Philip Morris International, Inc.	6,074	474,622

		1,326,154

Transport-Rail — 0.4%
CSX Corp.	22,253	598,828
Union Pacific Corp.	1,633	284,534

		883,362

Transport-Services — 0.0%
United Parcel Service, Inc., Class B	400	38,092

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	4,400	283,228

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,655	1,954,505
Yahoo!, Inc.†	26,200	943,724

		2,898,229

Wireless Equipment — 0.1%
Ubiquiti Networks, Inc.†	4,400	181,280

Total Common Stocks (cost $99,606,817)		120,732,300

ASSET BACKED SECURITIES — 9.6%
Diversified Financial Services — 9.6%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.10% due 09/25/2046(1)	$72,793	50,557
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	168,988
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.74% due 05/10/2045(2)	270,000	294,047

95

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.77% due 05/10/2045(2)	$190,000	$209,091
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/2045(2)	190,000	200,704
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	152,926
Banc of America Mtg. Securities, Inc. FRS Series 2005-RP3, Class 1A2 2.80% due 07/25/2033(1)	112,912	114,253
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	17,266	17,665
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	340,000	371,163
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	60,203
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(2)	315,000	338,824
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	169,830
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(2)	145,000	158,656
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	320,077
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(2)	340,000	384,744
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(2)	100,000	110,490
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	205,000	223,422
Citigroup Mtg. Loan Trust FRS Series2007-WFH2, Class A2 0.31% due 03/25/2037	13,477	13,465
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.49% due 01/25/2036	250,000	242,459
Citigroup Mtg. Loan Trust FRS Series 2003-HE3, Class A 0.54% due 12/25/2033	115,955	110,260
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	225,636	179,150

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	$145,000	$155,931
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	265,000	301,975
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	208,270	172,535
Commercial Mtg. Pass Through Certs. Series 2013-FL3, Class B 2.31% due 10/13/2028*(2)	160,000	160,118
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 10/15/2045(2)	185,000	177,049
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(2)	55,000	56,728
Commercial Mtg. Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	236,309
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.18% due 07/17/2028*(2)	10,129	10,165
Commercial Mtg. Trust VRS GCCFC 2005-GG3 B 4.89% due 08/10/2042(2)	220,000	225,597
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.36% due 07/20/2046(1)	419,077	254,781
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	422,410	358,887
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.65% due 10/25/2035	223,121	219,385
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	77,091	76,965
Credit Suisse Commercial Mtg. Trust Series 2006-C1, Class AJ 5.46% due 02/15/2039(2)	110,000	117,519
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.59% due 09/25/2034(1)	56,220	57,371
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.46% due 02/15/2039(2)	130,000	139,643
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	157,424
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.54% due 09/25/2035	67,279	66,674
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.01% due 06/25/2034	365,575	321,886

96

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74% due 09/15/2016	$845,000	$846,345
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	105,000	107,440
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,074,845
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	422,255
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	852,932
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.32% due 04/25/2036	361,757	269,008
GSAMP Trust Series 2006-NC1, Class A2 0.34% due 02/25/2036	139,610	131,350
GSAMP Trust Series 2005-SEA2, Class M1 0.68% due 01/25/2045*	65,000	59,538
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	51,760	52,475
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	362,043
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	99,221	102,946
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	39,570	38,190
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.01% due 07/25/2034	208,401	200,031
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	126,279
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	26,447
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.28% due 11/12/2037(2)	955,137	1,010,807
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(2)	180,000	195,133
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.84% due 06/12/2050(2)	363,922	390,407
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certificate, Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	191,161

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	$140,000	$134,159
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	52,754
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	170,501
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	297,823
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	144,978	158,460
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	261,301	285,534
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	215,000	236,693
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.42% due 03/12/2044(2)	170,000	181,172
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(2)	105,000	113,586
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	405,660
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.10% due 12/12/2049(2)	475,000	538,190
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.81% due 08/12/2045*(2)	685,000	752,137
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.01% due 11/25/2034	129,519	125,819
Park Place Securities, Inc. VRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.66% due 03/25/2035	139,415	138,284
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.53% due 08/25/2035	273,516	245,434
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.59% due 04/25/2035	145,000	142,202
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	82,528
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	234,148
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	114,570	117,860
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	76,513	80,859

97

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	$231,904	$246,585
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.73% due 05/15/2043(2)	195,000	212,818
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.73% due 05/15/2043(2)	175,000	188,479
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	114,766
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	209,969
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	133,139	100,511
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	42,482	42,989
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.62% due 06/25/2035(1)	319,450	326,386
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	17,172	17,681
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	169,864	163,719
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	105,156
WF-RBS Commercial Mtg. Trust Series 2013-UBS1, Class A4 4.08% due 03/15/2046(2)	120,000	124,317

Total Asset Backed Securities (cost $20,517,903)		19,964,727

U.S. CORPORATE BONDS & NOTES — 10.1%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.88% due 12/15/2043	120,000	125,197

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 1.02% due 04/10/2014*	365,000	365,575
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	18,620

		384,195

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	28,375

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial — 0.3%
Discover Bank Senior Notes 4.20% due 08/08/2023	$250,000	$251,839
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	234,441
Wachovia Bank NA FRS Sub. Notes 0.62% due 11/03/2014	195,000	195,290

		681,570

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	25,000	27,125
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016(3)	395,000	421,139
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	130,000	133,331

		581,595

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	206,797

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	250,000	256,875

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	157,688
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	46,751
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	74,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	225,000	207,038
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	280,000	298,900

		785,252

Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	125,000	127,188
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	168,750

		295,938

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	72,450

98

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	$85,000	$83,725

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	151,500

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	100,000	85,931

Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	65,000	63,862
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	125,000	135,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	270,000	276,075

		474,937

Data Processing/Management — 0.1%
First Data Corp. Sec. Notes 8.75% due 01/15/2022*	145,000	154,425
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	143,000

		297,425

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	106,250

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	138,984

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	142,141
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,912
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	321,608
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	62,541
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	225,000	226,599
Citigroup, Inc. FRS Sub. Notes 0.51% due 06/09/2016	165,000	162,228

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	$120,000	$120,698
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	120,000	119,915
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	34,000	35,032
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	80,000	91,540
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,573
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	215,000	215,183
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,069
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	118,480
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	70,000	81,683
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	55,555
Morgan Stanley Senior Notes 2.50% due 01/24/2019	155,000	154,592
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	133,708
Morgan Stanley Senior Notes 6.38% due 07/24/2042	155,000	183,874

		2,641,931

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	80,000	79,642
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,724
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	140,000	161,407

		395,773

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	65,427
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	45,506

		110,933

99

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	$50,000	$45,894

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	173,625

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	109,963
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	81,047
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	55,000	55,221
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	197,933
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	189,761
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,381
Georgia Power Co. Senior Notes 4.30% due 03/15/2043	110,000	103,485
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	100,000	105,933
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	105,000	100,431
NiSource Finance Corp. Bonds 5.80% due 02/01/2042	25,000	27,516
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	108,336
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	33,267
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	106,386

		1,287,660

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	285,000	267,144

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	204,844
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	415,806

		620,650

Security Description	Principal Amount	Value (Note 2)

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	$160,000	$170,200

Food-Misc./Diversified — 0.2%
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	135,000	131,963
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	86,164
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	145,000	145,143

		363,270

Food-Retail — 0.1%
Kroger Co. Senior Notes 5.15% due 08/01/2043	115,000	117,198

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	69,225

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	122,431

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	60,000	65,700

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 5.30% due 02/01/2044	25,000	26,298

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	56,323
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	190,000	236,448

		292,771

Insurance-Multi-line — 0.1%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,533
ING US, Inc. Senior Notes 5.70% due 07/15/2043	40,000	43,161
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	40,474
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,483

		343,651

100

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	$40,000	$39,519
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	115,000	109,556
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	17,947

		167,022

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	95,000	83,392

Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	81,988

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	133,281

Medical-Drugs — 0.2%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	76,698
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	305,000	332,450

		409,148

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	225,647

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	300,000	280,820
Cigna Corp. Senior Notes 4.00% due 02/15/2022	130,000	134,793
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	40,336
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	47,435
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	96,999

		600,383

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	192,063
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	163,669

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 4.75% due 06/01/2020	$225,000	$224,437
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	60,000	65,679

		645,848

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	30,000	29,228
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	80,196

		109,424

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	100,000	105,121
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	166,912
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	95,000	104,240

		376,273

Oil & Gas Drilling — 0.1%
Rowan Cos, Inc. Company Guar. Notes 5.85% due 01/15/2044	120,000	118,756

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	114,864
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	105,000	114,975
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	65,000	69,956
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	212,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	132,274
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	35,689
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	110,250

		790,008

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	105,000	124,125

101

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	$140,000	$151,960

Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	150,000	143,096
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	85,000	93,076
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	29,559
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	110,000	120,761
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	180,000	169,389
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	73,094
ONEOK Partners LP Company Guar. Notes 6.20% due 09/15/2043	50,000	56,163
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	30,000	26,913
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	98,861
Spectra Energy Partners LP Senior Notes 5.95% due 09/25/2043	60,000	67,780

		878,692

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.50% due 01/31/2023	75,000	71,019
Boston Properties LP Senior Notes 3.13% due 09/01/2023	55,000	51,262
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	95,175
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	205,135
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	41,997
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	120,000	123,007

		587,595

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	75,000	80,719

Security Description	Principal Amount	Value (Note 2)

Rental Auto/Equipment (continued)
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	$100,000	$103,500
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	196,875

		381,094

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	130,950

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.88% due 02/15/2044	50,000	52,340

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	88,428

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.30% due 12/05/2043	40,000	42,968
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	70,000	79,307
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	73,314	90,569

		212,844

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044*	115,000	118,516

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	132,000

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	111,446
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	75,000	67,489

		178,935

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	50,004

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	170,000	146,708
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	221,913

102

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	$60,000	$54,460
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	100,000	103,463
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	62,982
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	134,636
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	155,000	181,611
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	95,000	114,032
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	199,500

		1,219,305

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	125,000	123,750

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	168,969
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	100,798
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	35,104
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	40,892
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	115,000	117,379

		463,142

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	67,453
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	115,135

		182,588

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	40,000	40,967

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	137,813

Security Description	Principal Amount	Value (Note 2)

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	$85,000	$82,875

Total U.S. Corporate Bonds & Notes (cost $20,595,928)		20,950,443

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,397
BPCE SA Sub. Notes 5.70% due 10/22/2023*	200,000	206,576
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	288,612
Nordea Bank AB Senior Notes 1.63% due 05/15/2018*	340,000	335,954
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	198,322
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	200,854
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	238,737
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,145

		1,876,597

Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	108,831
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	95,000	84,832

		193,663

Diversified Banking Institutions — 0.1%
BNP Paribas SA Senior Notes 2.70% due 08/20/2018	190,000	193,286
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	41,448

		234,734

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	154,875

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	30,970
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	143,163

103

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES(continued)
Diversified Minerals (continued)
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	$60,000	$57,602
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	116,136

		347,871

Electric-Generation — 0.1%
Comision Federal de Electricidad Senior Notes 4.88% due 01/15/2024*	200,000	197,500

Electric-Integrated — 0.1%
Electricite de France Senior Notes 4.88% due 01/22/2044*	55,000	53,487
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	115,264

		168,751

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	351,000

Gas-Distribution — 0.1%
Centrica PLC Senior Notes 4.00% due 10/16/2023*	200,000	199,421

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	34,520

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	111,804
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	115,580

		227,384

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	121,563

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	33,044

Oil Companies-Exploration & Production — 0.1%
Kazmunaygas National Co. Senior Notes 5.75% due 04/30/2043*	200,000	169,224
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043*	200,000	153,500

		322,724

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	$300,000	$296,758
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	147,281
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	35,615
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	85,000	87,689
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	55,000	54,738
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	105,000	105,010
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	163,620
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	100,745
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	125,000	126,172
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	99,180
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	78,000	94,066

		1,310,874

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	249,550

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	159,000

Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	240,794
France Telecom SA Senior Notes 4.13% due 09/14/2021	170,000	172,876
Orange SA Senior Notes 5.50% due 02/06/2044	55,000	55,783
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	85,000	96,834

		566,287

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	98,000

Total Foreign Corporate Bonds & Notes (cost $6,937,317)		6,847,358

104

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	$200,000	$198,200
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	212,500
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023*	200,000	180,000
Republic of Costa Rica Government Guar. Notes 5.25% due 08/12/2018*	200,000	198,500
Republic of Croatia Notes 6.75% due 11/05/2019*	140,000	149,275

Total Foreign Government Agencies (cost $957,919)		938,475

U.S. GOVERNMENT AGENCIES — 10.4%
Federal Home Loan Mtg. Corp. — 2.0%
2.50% due 12/01/2027	48,332	48,578
3.50% due 01/15/2040(1)	394,866	402,684
3.50% due 05/01/2042	115,781	117,337
3.50% due 08/01/2042	163,565	165,713
3.50% due February 30 TBA	610,000	617,339
4.00% due 07/15/2037(1)	300,000	319,173
4.00% due February 30 TBA	800,000	835,750
4.50% due February 30 TBA	730,000	781,328
5.00% due 03/01/2019	18,445	19,702
5.00% due February 30 TBA	390,000	424,125
5.37% due 06/01/2037	2,447	2,633
5.40% due 07/01/2037	20,288	21,530
5.46% due 06/01/2037	7,404	7,889
5.50% due 07/01/2034	69,127	75,880
5.52% due 06/01/2037	80,733	84,943
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	90,968	10,815
Series 4097, Class CI
3.00% due 08/15/2027(1)(4)	284,606	34,113
Series 4146, Class AI
3.00% due 12/15/2027(1)(4)	147,841	17,595
Series 3896, Class PA
4.00% due 03/15/2040(1)	98,307	104,073

		4,091,200

Federal National Mtg. Assoc. — 6.4%
2.50% due February 15 TBA	890,000	892,781
3.00% due 05/01/2027	66,775	69,024
3.00% due 06/01/2027	76,256	78,804
3.00% due February 15 TBA	610,000	629,539
3.00% due February 30 TBA	3,970,000	3,859,584
3.50% due 03/01/2042	45,238	45,946
3.50% due 08/01/2042	132,589	134,677
3.50% due 09/01/2042	84,577	85,898
3.50% due 10/01/2042	47,575	48,313
3.50% due 12/01/2042	179,879	182,672
3.50% due 06/01/2043	536,130	545,252
3.50% due February 15 TBA	570,000	600,816
4.00% due 12/01/2041	429,993	451,289
4.00% due 03/01/2042	374,061	392,297
4.00% due 12/01/2042	273,510	286,688

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 04/01/2043	$66,374	$69,644
4.00% due February 15 TBA	70,000	74,605
4.00% due February 30 TBA	480,000	502,800
4.50% due 09/01/2041	396,677	425,671
4.50% due February 15 TBA	420,000	449,334
4.50% due February 30 TBA	810,000	868,978
5.00% due 03/01/2018	27,342	29,264
5.00% due 04/01/2018	7,516	8,050
5.00% due 07/01/2018	23,220	24,846
5.00% due 08/01/2018	16,187	17,320
5.00% due 06/01/2019	25,067	26,842
5.00% due 09/01/2041	358,053	394,288
5.00% due February 15 TBA	70,000	74,933
5.00% due February 30 TBA	520,000	568,161
5.50% due 10/01/2017	53,471	57,484
5.50% due 11/01/2017	17,322	18,614
5.50% due 04/01/2037	259,137	285,916
5.50% due February 30 TBA	590,000	649,645
6.00% due 08/01/2017	27,586	28,876
6.00% due 05/01/2038	99,808	110,548
6.50% due 10/01/2039	74,216	83,200
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	501,605	62,544
Series 2012-144, Class EI 3.00% due 01/25/2028(1)(4)	123,734	14,769
Series 2012-145, Class EI 3.00% due 01/25/2028(1)(4)	255,435	31,167
Series 2012-150, Class BI 3.00% due 01/25/2028(1)(4)	294,486	35,831
Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	240,575	29,112
Series 2013-9, Class IO 3.00% due 02/25/2028(1)(4)	106,884	12,854
Series 2013-15, Class QI 3.00% due 03/25/2028(1)(4)	99,764	12,373
Series 2010-116, Class BI 5.00% due 08/25/2020(1)(4)	207,910	18,619

		13,289,868

Government National Mtg. Assoc. — 1.9%
3.50% due February 30 TBA	245,000	252,005
3.50% due February 30 TBA	270,000	278,100
4.00% due 10/20/2040	74,763	79,385
4.00% due 11/20/2040	169,492	179,971
4.00% due February 30 TBA	770,000	816,350
4.50% due 05/15/2039	95,627	104,571
4.50% due 07/15/2040	72,060	78,253
4.50% due 07/20/2040	52,033	56,635
4.50% due 10/20/2040	288,134	314,067
5.00% due 10/20/2039	231,630	256,201
5.00% due February 30 TBA	100,000	109,438
5.00% due February 30 TBA	290,000	318,139
5.50% due 01/15/2034	192,729	212,792
7.50% due 01/15/2032	58,820	71,636
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA 3.00% due 12/16/2039(1)	147,544	150,127
Series 2011-52, Class LV 4.00% due 07/20/2034(1)	190,000	198,571
Series 2010-116, Class HB 4.00% due 09/20/2040(1)	360,000	368,429
Series 2010-73, Class CA 4.50% due 08/20/2035(1)	113,388	122,537
Series 2009-103, Class PD 4.50% due 03/20/2038(1)	80,000	85,245

		4,052,452

105

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	$248,000	$257,519

Total U.S. Government Agencies (cost $21,554,758)		21,691,039

U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 1.9%
2.25% due 01/31/2021	150,000	149,812
2.38% due 12/31/2020	1,010,000	1,026,649
2.88% due 05/15/2043	124,000	106,795
3.13% due 02/15/2043	845,000	768,026
3.75% due 11/15/2043	200,000	204,656
4.50% due 05/15/2038	357,000	415,682
5.38% due 02/15/2031	1,004,000	1,280,413

		3,952,033

United States Treasury Notes — 3.5%
0.25% due 11/30/2015	1,379,000	1,378,084
0.63% due 12/15/2016	1,130,000	1,129,294
0.75% due 01/15/2017	570,000	571,158
0.75% due 12/31/2017	368,000	362,710
0.88% due 09/15/2016	258,000	260,116
1.25% due 10/31/2018	195,000	193,355
1.38% due 07/31/2018	740,000	741,098
1.50% due 08/31/2018	17,000	17,093
1.50% due 12/31/2018	1,175,000	1,175,734
2.00% due 09/30/2020	665,000	662,558
2.75% due 11/15/2023	612,500	616,904

		7,108,104

Total U.S. Government Treasuries (cost $11,064,833)		11,060,137

MUNICIPAL BONDS & NOTES — 0.3%
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	148,679
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	153,637
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	109,302
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	159,582
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	86,729

Security Description	Principal Amount	Value (Note 2)

Total Municipal Bonds & Notes (cost $643,959)		$657,929

Total Long-Term Investment Securities (cost $181,879,440)		202,842,408

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 05/01/2014(5) (cost $79,968)	$80,000	79,996

REPURCHASE AGREEMENT — 8.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $18,349,000 and collateralized by $20,645,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 having an approximate value of $18,718,822 (cost $18,349,000)	18,349,000	18,349,000

TOTAL INVESTMENTS (cost $200,308,408)(6)	106.5%	221,271,404
Liabilities in excess of other assets	(6.5)	(13,525,625)

NET ASSETS	100.0%	$207,745,779

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $8,454,628 representing 4.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgate Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation / (Depreciation)
17	Long	S&P 500 E-Mini Index	March 2014	$1,547,364	$1,510,110	$(37,254)
1	Long	U.S. Treasury Long Bonds	March 2014	130,611	133,594	2,983
12	Long	U.S. Treasury 2 Year Notes	March 2014	2,642,056	2,642,438	382
29	Long	U.S. Treasury 5 Year Notes	March 2014	3,502,653	3,498,125	(4,528)
4	Long	U.S. Treasury 10 Year Notes	March 2014	500,508	503,000	2,492
5	Short	U.S. Treasury Ultra Bonds	March 2014	692,052	719,062	(27,010)

						$(62,935)

106

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$120,732,300	$—	$—	$120,732,300
Asset Backed Securities:
Diversified Financial Services	—	19,964,727	—	19,964,727
U.S. Corporate Bonds & Notes	—	20,950,443	—	20,950,443
Foreign Corporate Bonds & Notes	—	6,847,358	—	6,847,358
Foreign Government Agencies	—	938,475	—	938,475
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	13,289,868	—	13,289,868
Other Government Agencies*	—	8,401,171	—	8,401,171
U.S. Government Treasuries:
United States Treasury Bonds	—	3,952,033	—	3,952,033
United States Treasury Notes	—	7,108,104	—	7,108,104
Municipal Bonds & Notes	—	657,929	—	657,929
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,996	—	79,996
Repurchase Agreement	—	18,349,000	—	18,349,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	5,857	—	—	5,857

Total	$120,738,157	$100,539,104	$—	$221,277,261

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$68,792	$—	$—	$68,792

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the portfolio, there were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

107

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2014

Industry Allocation*

United States Treasury Notes	10.5%
Federal National Mtg. Assoc.	6.4
Medical-Drugs	5.3
Diversified Banking Institutions	4.8
Oil Companies-Integrated	3.8
Federal Home Loan Mtg. Corp.	3.1
Commercial Paper	3.0
United States Treasury Bonds	3.0
Tobacco	3.0
Diversified Financial Services	3.0
Banks-Super Regional	2.6
Diversified Manufacturing Operations	2.5
Telephone-Integrated	2.1
Electric-Integrated	2.1
Government National Mtg. Assoc.	2.0
Insurance-Multi-line	2.0
Food-Misc./Diversified	1.9
Oil Companies-Exploration & Production	1.9
Aerospace/Defense	1.7
Cable/Satellite TV	1.6
Banks-Commercial	1.6
Auto/Truck Parts & Equipment-Original	1.4
Multimedia	1.4
Insurance-Property/Casualty	1.1
Retail-Drug Store	1.0
Computer Services	1.0
Banks-Fiduciary	1.0
Real Estate Investment Trusts	0.9
Computers	0.9
Chemicals-Diversified	0.9
Aerospace/Defense-Equipment	0.8
Retail-Discount	0.8
Instruments-Controls	0.8
Web Portals/ISP	0.7
Electronic Components-Semiconductors	0.7
Investment Management/Advisor Services	0.7
Pipelines	0.7
Medical Products	0.7
Sovereign	0.7
Insurance-Life/Health	0.6
Enterprise Software/Service	0.6
Instruments-Scientific	0.6
Auto-Cars/Light Trucks	0.6
Finance-Credit Card	0.6
Medical Instruments	0.6
Beverages-Wine/Spirits	0.6
Cellular Telecom	0.5
Cosmetics & Toiletries	0.5
Oil Refining & Marketing	0.5
Retail-Regional Department Stores	0.5
Transport-Services	0.5
Pharmacy Services	0.4
Insurance Brokers	0.4
Insurance-Reinsurance	0.4
Food-Retail	0.4
Advertising Agencies	0.4
Electronic Security Devices	0.3
Retail-Restaurants	0.3
Engines-Internal Combustion	0.3
Beverages-Non-alcoholic	0.3
Applications Software	0.3

Computers-Memory Devices	0.3%
Metal-Iron	0.3
Medical-Generic Drugs	0.2
Internet Security	0.2
Metal-Diversified	0.2
Oil & Gas Drilling	0.2
Transport-Rail	0.2
Small Business Administration	0.2
Tools-Hand Held	0.2
Commercial Services-Finance	0.2
Medical Labs & Testing Services	0.2
Soap & Cleaning Preparation	0.2
Retail-Office Supplies	0.2
Internet Content-Entertainment	0.2
Toys	0.2
Data Processing/Management	0.2
Casino Hotels	0.2
Investment Companies	0.2
Brewery	0.2
Municipal Bonds	0.2
Machinery-Construction & Mining	0.1
SupraNational Banks	0.1
Finance-Auto Loans	0.1
Banks-Special Purpose	0.1
Food-Meat Products	0.1
Retail-Auto Parts	0.1
Rental Auto/Equipment	0.1
Property Trust	0.1
Engineering/R&D Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Industrial Gases	0.1
Apparel Manufacturers	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Apparel/Shoe	0.1
Metal Processors & Fabrication	0.1
Oil-Field Services	0.1
Electronic Components-Misc.	0.1
Electric-Transmission	0.1
Metal-Copper	0.1
Retail-Building Products	0.1
Airlines	0.1
Containers-Paper/Plastic	0.1
Independent Power Producers	0.1
Retail-Consumer Electronics	0.1
Finance-Other Services	0.1
Containers-Metal/Glass	0.1
Telecom Services	0.1
Office Automation & Equipment	0.1
Theaters	0.1
Broadcast Services/Program	0.1
Medical-HMO	0.1
Banks-Mortgage	0.1
Insurance-Mutual	0.1
Sovereign Agency	0.1

101.9%

*	Calculated as a percentage of net assets

108

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.0%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	32,353	$2,348,181

Aerospace/Defense — 1.6%
General Dynamics Corp.	8,003	810,784
Lockheed Martin Corp.	52,250	7,885,047
Northrop Grumman Corp.	16,431	1,898,602

		10,594,433

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	47,483	5,414,012

Airlines — 0.1%
Copa Holdings SA, Class A	4,437	579,916

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	10,060	715,668

Applications Software — 0.3%
Microsoft Corp.	47,530	1,799,011

Auto-Cars/Light Trucks — 0.5%
General Motors Co.†	88,360	3,188,029

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC	72,300	4,402,347
Johnson Controls, Inc.	62,320	2,874,198
Magna International, Inc.	22,300	1,894,124

		9,170,669

Banks-Commercial — 0.5%
BB&T Corp.	30,690	1,148,113
BOC Hong Kong Holdings, Ltd.(1)	135,500	410,255
Mizuho Financial Group, Inc.(1)	490,900	1,034,729
Sumitomo Mitsui Financial Group, Inc.(1)	17,400	804,953

		3,398,050

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	119,207	3,809,856
State Street Corp.	39,450	2,641,177

		6,451,033

Banks-Super Regional — 2.1%
Fifth Third Bancorp	19,970	419,769
PNC Financial Services Group, Inc.	20,003	1,597,840
SunTrust Banks, Inc.	15,577	576,660
US Bancorp	20,730	823,603
Wells Fargo & Co.	219,240	9,940,342

		13,358,214

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	20,267	766,498
Coca-Cola Enterprises, Inc.	11,213	485,411
Dr Pepper Snapple Group, Inc.	12,110	579,827

		1,831,736

Beverages-Wine/Spirits — 0.5%
Diageo PLC(1)	98,000	2,923,976

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	115,830	6,063,701
Time Warner Cable, Inc.	27,420	3,654,263

		9,717,964

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	4,867	1,058,183

Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.2%
Vodafone Group PLC(1)	425,651	$1,581,752

Chemicals-Diversified — 0.9%
Celanese Corp., Series A	14,333	725,823
FMC Corp.	9,220	651,209
LyondellBasell Industries NV, Class A	9,560	752,945
PPG Industries, Inc.	19,252	3,510,795

		5,640,772

Coatings/Paint — 0.0%
Valspar Corp.	1,700	119,476

Commercial Services — 0.0%
ARAMARK Holdings Corp.†	11,630	287,377

Commercial Services-Finance — 0.2%
McGraw Hill Financial, Inc.	6,950	528,478
Moody’s Corp.	6,877	512,887
Western Union Co.	22,094	340,247

		1,381,612

Computer Services — 1.0%
Accenture PLC, Class A	40,860	3,263,897
International Business Machines Corp.	18,203	3,216,106

		6,480,003

Computers — 0.9%
Apple, Inc.	1,601	801,461
Hewlett-Packard Co.	165,550	4,800,950

		5,602,411

Computers-Memory Devices — 0.3%
EMC Corp.	25,310	613,514
Western Digital Corp.	12,350	1,064,200

		1,677,714

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	11,130	457,443

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	8,730	563,958

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	44,424	3,403,767

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	6,987	354,241
Fiserv, Inc.†	12,564	704,212

		1,058,453

Diversified Banking Institutions — 3.3%
Bank of America Corp.	108,494	1,817,275
Goldman Sachs Group, Inc.	27,275	4,476,373
HSBC Holdings PLC(1)	52,462	539,740
JPMorgan Chase & Co.	244,670	13,544,931
Morgan Stanley	35,207	1,038,959

		21,417,278

Diversified Manufacturing Operations — 2.4%
3M Co.	36,619	4,694,190
Danaher Corp.	65,054	4,839,367
Eaton Corp. PLC	30,253	2,211,192
Illinois Tool Works, Inc.	19,810	1,562,415
Pentair, Ltd.	16,024	1,191,064
Siemens AG(1)	8,357	1,059,008

		15,557,236

109

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 1.4%
American Electric Power Co., Inc.	32,170	$1,570,218
Duke Energy Corp.	14,140	998,567
E.ON SE(1)	66,545	1,208,933
GDF Suez(1)	58,607	1,292,059
PG&E Corp.	26,830	1,130,884
PPL Corp.	61,048	1,866,237
Public Service Enterprise Group, Inc.	26,080	869,507

		8,936,405

Electronic Components-Misc. — 0.1%
Hoya Corp.(1)	21,900	605,149

Electronic Components-Semiconductors — 0.7%
Intel Corp.	58,637	1,438,952
Microchip Technology, Inc.	68,440	3,070,218

		4,509,170

Electronic Security Devices — 0.3%
Tyco International, Ltd.	52,967	2,144,634

Engineering/R&D Services — 0.1%
Fluor Corp.	8,060	612,238

Engines-Internal Combustion — 0.3%
Cummins, Inc.	15,171	1,926,414

Enterprise Software/Service — 0.6%
CA, Inc.	27,250	874,180
Oracle Corp.	85,417	3,151,887

		4,026,067

Finance-Credit Card — 0.5%
American Express Co.	8,913	757,783
Discover Financial Services	8,490	455,488
Visa, Inc., Class A	8,041	1,732,273

		2,945,544

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	13,473	513,995

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	23,960	896,104

Food-Misc./Diversified — 1.7%
Danone(1)	25,625	1,691,254
General Mills, Inc.	72,590	3,485,772
Ingredion, Inc.	7,690	479,087
Kellogg Co.	6,273	363,709
Kraft Foods Group, Inc.	4,084	213,797
Mondelez International, Inc., Class A	22,153	725,511
Nestle SA(1)	56,243	4,077,987

		11,037,117

Food-Retail — 0.4%
Kroger Co.	65,050	2,348,305

Hotel/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	10,100	218,665

Independent Power Producers — 0.1%
NRG Energy, Inc.	20,100	559,785

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	7,103	746,809

Instruments-Controls — 0.8%
Honeywell International, Inc.	53,090	4,843,401

Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	34,040	$3,919,366

Insurance Brokers — 0.3%
Aon PLC	27,020	2,174,029

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	47,960	4,047,344

Insurance-Multi-line — 1.9%
ACE, Ltd.	36,903	3,461,870
Delta Lloyd NV(1)	59,160	1,517,848
MetLife, Inc.	120,910	5,930,636
Zurich Insurance Group AG(1)	4,545	1,317,801

		12,228,155

Insurance-Property/Casualty — 0.8%
Chubb Corp.	8,960	757,478
Travelers Cos., Inc.	50,510	4,105,453

		4,862,931

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	6,445	932,978
Validus Holdings, Ltd.	43,630	1,567,190

		2,500,168

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	18,020	1,127,511

Internet Security — 0.2%
Symantec Corp.	73,140	1,565,927

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	7,162	2,151,966
Franklin Resources, Inc.	44,360	2,307,164

		4,459,130

Medical Instruments — 0.6%
Medtronic, Inc.	25,493	1,441,884
St Jude Medical, Inc.	35,770	2,172,312

		3,614,196

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	8,387	440,318

Medical Products — 0.4%
Covidien PLC	37,103	2,531,909

Medical-Drugs — 5.1%
Abbott Laboratories	83,323	3,054,621
AbbVie, Inc.	12,007	591,105
Bayer AG(1)	6,440	847,876
Bristol-Myers Squibb Co.	53,100	2,653,407
Eli Lilly & Co.	34,970	1,888,730
Johnson & Johnson	100,770	8,915,122
Merck & Co., Inc.	55,630	2,946,721
Novartis AG(1)	4,900	387,510
Pfizer, Inc.	333,155	10,127,912
Roche Holding AG(1)	1,405	386,100
Valeant Pharmaceuticals International, Inc.†	5,710	774,504
Zoetis, Inc.	2,807	85,221

		32,658,829

Medical-Generic Drugs — 0.1%
Actavis PLC†	5,040	952,459

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	10,573	710,717

110

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,503	$637,639

Metal-Diversified — 0.1%
Rio Tinto PLC(1)	17,480	930,992

Metal-Iron — 0.2%
Vale SA ADR	83,740	1,138,864

Multimedia — 1.1%
Time Warner, Inc.	22,953	1,442,137
Twenty-First Century Fox, Inc., Class A	24,407	776,631
Viacom, Inc., Class B	13,013	1,068,367
Walt Disney Co.	54,264	3,940,109

		7,227,244

Office Automation & Equipment — 0.1%
Canon, Inc.(1)	15,100	441,966

Oil & Gas Drilling — 0.2%
Noble Corp. PLC	20,607	639,435
Transocean, Ltd.	11,490	497,287

		1,136,722

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	18,823	1,518,828
Apache Corp.	24,047	1,930,012
Canadian Natural Resources, Ltd.	17,700	579,675
EOG Resources, Inc.	2,752	454,741
EQT Corp.	11,047	1,025,272
Noble Energy, Inc.	30,160	1,879,873
Occidental Petroleum Corp.	31,290	2,740,065

		10,128,466

Oil Companies-Integrated — 2.8%
Chevron Corp.	51,683	5,769,373
Exxon Mobil Corp.	112,996	10,413,711
Royal Dutch Shell PLC, Class A(1)	53,384	1,843,907

		18,026,991

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	12,130	1,055,917
Valero Energy Corp.	43,410	2,218,251

		3,274,168

Oil-Field Services — 0.1%
Schlumberger, Ltd.	7,027	615,354

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	28,733	2,146,068

Pipelines — 0.2%
Williams Cos., Inc.	32,820	1,328,882

Real Estate Investment Trusts — 0.5%
American Capital Agency Corp.	11,280	236,316
Annaly Capital Management, Inc.	71,050	765,209
Corio NV(1)	14,493	616,029
Digital Realty Trust, Inc.	27,930	1,424,151
EPR Properties	9,950	508,246

		3,549,951

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	7,637	876,804

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	22,120	520,705

Security Description	Shares	Value (Note 2)
Retail-Discount — 0.5%
Target Corp.	56,810	$3,217,718

Retail-Drug Store — 1.0%
CVS Caremark Corp.	87,128	5,900,308
Walgreen Co.	10,323	592,024

		6,492,332

Retail-Office Supplies — 0.2%
Staples, Inc.	88,014	1,158,264

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.	24,796	1,255,421
Macy’s, Inc.	37,600	2,000,320

		3,255,741

Retail-Restaurants — 0.3%
McDonald’s Corp.	21,171	1,993,673

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,040	778,997

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	9,321	698,249

Telecom Services — 0.1%
Tele2 AB, Series B(1)	40,807	449,374

Telephone-Integrated — 1.8%
AT&T, Inc.	74,784	2,491,803
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	170,510	261,650
CenturyLink, Inc.	42,315	1,221,211
Frontier Communications Corp.	400,340	1,881,598
TDC A/S(1)	110,355	1,037,446
Telecom Italia SpA RSP(1)	618,234	520,748
Telefonica Brasil SA ADR	28,640	544,160
Verizon Communications, Inc.	81,610	3,918,912

		11,877,528

Theaters — 0.1%
Regal Entertainment Group, Class A	19,490	380,055

Tobacco — 2.8%
Altria Group, Inc.	64,370	2,267,111
Imperial Tobacco Group PLC(1)	6,515	237,933
Japan Tobacco, Inc.(1)	27,600	852,471
Lorillard, Inc.	96,840	4,766,465
Philip Morris International, Inc.	128,566	10,046,147

		18,170,127

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	17,893	1,384,918

Toys — 0.2%
Hasbro, Inc.	22,541	1,107,214

Transport-Rail — 0.2%
Canadian National Railway Co.	14,534	777,569
Union Pacific Corp.	3,612	629,355

		1,406,924

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	30,867	2,939,464

Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,702	2,010,011
Yahoo!, Inc.†	51,970	1,871,959

		3,881,970

Total Common Stocks (cost $275,908,352)		373,614,482

111

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITY — 0.1%
Electric-Integrated — 0.1%
PPL Corp. 8.75% (cost $962,693)	17,260	$889,063

PREFERRED SECURITIES — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	3,200	206,176

Electric-Integrated — 0.2%
Cia Energetica de Minas Gerais	179,171	1,034,231

Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	62,950	749,105

Total Preferred Securities (cost $2,343,169)		1,989,512

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.03%
Banco Bradesco SA 6.75% due 09/29/2019*	392,000	431,906
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	546,338
BPCE SA FRS 12.50% due 09/30/2019*(5)	593,000	784,243

		1,762,487

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(5)	400,000	425,000

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037*	474,000	505,402

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053	194,000	196,522

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS 6.38% due 03/29/2067	940,000	1,036,350

Total Preferred Securities/Capital Securities (cost $3,608,951)		3,925,761

ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.76% due 12/28/2040*(2)	$518,566	277,399
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(6)	38,463	39,432
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(3)	700,000	784,136
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	549,424
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,236,277

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(3)	$412,000	$426,231
FHLMC Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	220,876
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(3)	107,530	109,805
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(3)	279,000	286,820
FHLMC Multifamily Structured Pass Through Certs. Series K025, Class A2 2.68% due 10/25/2022(3)	200,000	193,391
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(3)	71,000	74,997
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(3)	647,000	694,747
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(3)	101,332	111,152
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	902,045
FHLMC Multifamily Structured Pass Through Certs. VRS Series K714, Class A2 3.03% due 10/25/2020(3)	165,000	170,537
FHLMC Multifamily Structured Pass Through Certs. VRS Series K029, Class A2 3.32% due 02/25/2023(3)	118,000	119,438
FHLMC Multifamily Structured Pass Through Certs. VRS Series K035, Class A2 3.46% due 08/25/2023(3)	523,000	531,608
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(3)	197,389	213,309
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	225,586	209,781
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,847,556
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.81% due 08/10/2045(3)	2,209,571	2,435,586

112

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	$765,000	$801,041
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	842,203
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.20% due 05/15/2041(3)	49,517	49,564
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	163,247	176,351
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 5.81% due 05/15/2017(3)	550,000	614,043
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.92% due 02/15/2051(3)	338,567	341,505
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	1,323,511	1,465,947
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.12% due 11/15/2030*(3)(4)	946,209	26,539
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.44% due 08/01/2021*	486,218	479,649
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	545,516	440,506
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(2)(3)	484,589	494,717
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.75% due 06/15/2049(3)	707,737	788,553

Total Asset Backed Securities (cost $17,709,780)		17,955,165

U.S. CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	470,737

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	259,694

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	322,353

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	$720,000	$807,469
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	669,271
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,734
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	486,366
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	577,183
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	636,966

		3,449,989

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	982,873

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	365,173

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	585,349
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	350,000	368,542

		953,891

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	261,294
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	521,077

		782,371

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	195,922

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	807,141
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,294,438
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	331,160

113

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	$460,000	$569,612
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	462,675
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	613,614
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	852,785
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	800,000	766,983
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	176,438
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	910,722
Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,486,634

		8,272,202

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 01/14/2019	470,000	474,682
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	332,544

		807,226

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	564,075

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	180,059

Electric-Integrated — 0.4%
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	81,305	81,542
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	207,951
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	523,735
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	504,809
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	657,018
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	454,979

		2,430,034

Security Description	Principal Amount	Value (Note 2)
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	$495,000	$604,035

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	186,036

Finance-Auto Loans — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	404,434
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	569,954

		974,388

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	788,776

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,202

Food-Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	306,334
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	256,253
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	417,858

		980,445

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	619,207

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	294,795

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	347,429

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	591,178

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	773,000	917,046

Medical Products — 0.3%
Baxter International, Inc. Senior Notes 3.20% due 06/15/2023	370,000	361,896

114

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	$720,000	$833,583
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	616,847

		1,812,326

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,151,513

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	359,079

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	603,278

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	865,025
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	809,240

		1,674,265

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	264,728
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	199,233
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	176,813

		640,774

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	238,290

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	800,000	828,811

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	859,741
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	327,213
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	277,042

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	$565,000	$675,105
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	511,406
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	130,739
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	262,215

		3,043,461

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	664,130
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	169,000	202,106

		866,236

Real Estate Investment Trusts — 0.4%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2023*	630,000	605,240
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	155,083
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	593,651
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	176,416
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	510,066
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	758,252

		2,798,708

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	875,822

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	424,959
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	227,827

		652,786

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	388,902

115

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	$173,000	$207,955

		596,857

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,676,600

Telephone-Integrated — 0.3%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	906,883
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,284,364

		2,191,247

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	600,778

Total U.S. Corporate Bonds & Notes (cost $44,358,467)		47,101,967

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	549,793

Banks-Commercial — 0.8%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	533,745
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	550,544
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	517,817
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	467,500
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	597,417
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	546,176
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	689,863
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	309,000
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	609,540
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,145

		5,023,747

Security Description	Principal Amount	Value (Note 2)
Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	$347,000	$354,343

Banks-Special Purpose — 0.1%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	968,646

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	595,364

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,176,277

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	472,775
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	158,534

		631,309

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,027,113

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,003,460

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	775,495

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	564,182

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	189,000	193,953
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	152,083

		346,036

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	264,075

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	299,288

116

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	$630,000	$613,012
Gazprom OAO Via Gaz Capital SA Senior Notes 3.85% due 02/06/2020*	200,000	190,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	274,010	291,136

		1,094,148

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,726
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	582,257
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	509,553
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	628,545
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,248,456
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	155,435
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019*(2)	229,000	229,924
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	590,427
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	777,169
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	587,989

		5,521,481

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	656,799

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	355,471
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	624,724

		980,195

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	627,251

Security Description	Principal Amount	Value (Note 2)
Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	$690,000	$632,381

Total Foreign Corporate Bonds & Notes (cost $22,133,684)		23,091,383

FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	836,230
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	637,450
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	126,990
Russian Federation Senior Bonds 3.63% due 04/29/2015*(2)	1,400,000	1,444,632
Societe de Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	471,698
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	747,120

Total Foreign Government Agencies (cost $4,233,102)		4,264,120

U.S. GOVERNMENT AGENCIES — 11.8%
Federal Home Loan Mtg. Corp. — 3.1%
3.00% due 03/01/2043	1,184,013	1,150,074
3.00% due 04/01/2043	1,214,627	1,179,830
3.00% due 05/01/2043	1,092,116	1,060,869
3.50% due 02/01/2042	599,915	607,878
3.50% due 04/01/2042	362,290	367,367
3.50% due 12/01/2042	987,992	1,001,429
3.50% due 04/01/2043	256,125	259,613
3.50% due 07/01/2043	362,342	367,103
3.50% due 08/01/2043	605,296	613,248
4.00% due 11/01/2040	949,739	992,932
4.00% due 01/01/2041	1,294,390	1,353,486
4.00% due 11/01/2043	1,065,856	1,114,365
4.00% due March TBA	1,791,000	1,865,159
4.50% due 08/01/2018	106,382	113,473
4.50% due 11/01/2018	195,879	208,986
4.50% due 01/01/2019	54,188	57,813
4.50% due 03/01/2019	14,288	15,240
4.50% due 08/01/2019	9,122	9,734
4.50% due 02/01/2020	17,206	18,395
4.50% due 08/01/2024	416,818	449,923
4.50% due 04/01/2035	38,873	41,782
4.50% due 07/01/2039	365,439	391,245
4.50% due 09/01/2039	195,016	208,753
4.50% due 10/01/2039	117,086	125,366
5.00% due 03/01/2018	57,874	61,809
5.00% due 05/01/2018	43,532	46,499
5.00% due 09/01/2018	59,170	63,207
5.00% due 02/01/2019	78,476	83,830
5.00% due 09/01/2033	267,890	292,389
5.00% due 03/01/2034	126,160	139,080
5.00% due 04/01/2034	46,620	50,903

117

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 08/01/2035	$76,216	$82,957
5.00% due 10/01/2035	149,335	162,784
5.00% due 11/01/2035	560,620	610,548
5.00% due 12/01/2036	93,245	101,523
5.00% due 07/01/2039	721,472	784,093
5.50% due 01/01/2019	111,129	118,642
5.50% due 04/01/2019	8,047	8,591
5.50% due 06/01/2019	6,298	6,725
5.50% due 07/01/2019	22,363	23,876
5.50% due 10/01/2024	70,071	77,256
5.50% due 06/01/2025	105,131	116,232
5.50% due 07/01/2025	58,671	64,874
5.50% due 08/01/2025	85,460	94,497
5.50% due 09/01/2025	57,705	63,781
5.50% due 12/01/2033	142,929	160,446
5.50% due 01/01/2034	241,899	266,773
5.50% due 04/01/2034	55,145	61,854
5.50% due 11/01/2034	32,299	35,807
5.50% due 05/01/2035	25,645	28,440
5.50% due 09/01/2035	57,388	63,582
5.50% due 10/01/2035	50,975	56,042
6.00% due 04/01/2016	2,637	2,724
6.00% due 04/01/2017	16,398	17,117
6.00% due 07/01/2017	11,399	11,867
6.00% due 10/01/2017	13,664	14,248
6.00% due 08/01/2019	80,540	86,203
6.00% due 09/01/2019	8,261	8,784
6.00% due 11/01/2019	40,335	42,839
6.00% due 05/01/2021	23,563	25,395
6.00% due 10/01/2021	78,563	84,728
6.00% due 02/01/2023	105,366	116,244
6.00% due 12/01/2025	39,426	43,517
6.00% due 02/01/2026	33,019	36,450
6.00% due 04/01/2034	78,001	87,257
6.00% due 07/01/2034	119,336	133,267
6.00% due 08/01/2034	289,272	322,783
6.00% due 09/01/2034	15,158	16,738
6.00% due 07/01/2035	85,861	95,914
6.00% due 08/01/2035	63,219	70,581
6.00% due 11/01/2035	148,189	165,457
6.00% due 03/01/2036	60,467	67,357
6.00% due 07/01/2036	37,838	42,205
6.00% due 10/01/2036	94,822	105,634
6.00% due 01/01/2037	118,339	131,606
6.00% due 03/01/2037	17,739	19,555
6.00% due 05/01/2037	144,149	159,671
6.00% due 06/01/2037	123,014	136,783
6.50% due 05/01/2034	26,226	29,322
6.50% due 06/01/2034	52,544	58,729
6.50% due 08/01/2034	181,302	202,642
6.50% due 10/01/2034	71,759	81,887
6.50% due 11/01/2034	1,544	1,726
6.50% due 05/01/2037	83,114	93,550
6.50% due 07/01/2037	78,343	87,431

		19,901,314

Federal National Mtg. Assoc. — 6.4%
2.41% due 05/01/2023	108,803	103,836
2.50% due 02/01/2028	287,765	289,051
2.50% due 05/01/2028	176,183	176,970
2.55% due 05/01/2023	99,868	96,344
2.59% due 05/01/2023	101,918	98,544

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 03/01/2027	$123,625	$127,741
3.00% due 04/01/2027	384,277	397,117
3.00% due March TBA	2,600,000	2,677,187
3.50% due 11/01/2041	86,536	87,914
3.50% due 01/01/2042	710,908	722,417
3.50% due 04/01/2043	835,839	848,816
3.50% due 05/01/2043	1,703,349	1,729,770
3.50% due 06/01/2043	529,614	537,774
3.50% due 07/01/2043	1,342,153	1,362,908
3.50% due 09/01/2043	2,020,860	2,052,101
3.80% due 02/01/2018	86,353	92,371
3.85% due 07/01/2018	101,621	110,120
4.00% due 02/01/2041	167,997	176,108
4.00% due March TBA	6,039,000	6,306,037
4.50% due 04/01/2018	48,489	51,907
4.50% due 06/01/2018	70,926	75,892
4.50% due 07/01/2018	38,843	41,571
4.50% due 03/01/2019	66,822	71,513
4.50% due 04/01/2020	100,325	107,558
4.50% due 07/01/2020	29,246	31,312
4.50% due 08/01/2033	285,106	306,966
4.50% due 03/01/2034	867,020	933,500
4.50% due 02/01/2041	309,960	333,173
4.50% due 04/01/2041	368,996	396,839
4.50% due March TBA	2,776,000	2,969,019
4.60% due 09/01/2019	82,638	91,665
4.72% due 02/01/2014	37,971	37,402
4.84% due 08/01/2014	218,895	219,525
4.88% due 03/01/2020	96,514	105,335
4.94% due 08/01/2015	200,000	208,254
5.00% due 02/01/2018	231,311	247,406
5.00% due 12/01/2018	155,682	166,647
5.00% due 07/01/2019	59,744	63,978
5.00% due 11/01/2019	82,024	88,339
5.00% due 03/01/2020	33,234	35,598
5.00% due 07/01/2020	48,483	52,475
5.00% due 08/01/2020	31,014	33,566
5.00% due 12/01/2020	103,656	112,168
5.00% due 11/01/2033	144,037	157,833
5.00% due 03/01/2034	112,682	123,452
5.00% due 05/01/2034	47,377	51,841
5.00% due 08/01/2034	48,596	53,148
5.00% due 09/01/2034	130,356	142,531
5.00% due 06/01/2035	221,384	241,588
5.00% due 07/01/2035	456,663	498,351
5.00% due 08/01/2035	103,111	112,616
5.00% due 09/01/2035	74,262	81,119
5.00% due 10/01/2035	407,394	444,976
5.00% due 10/01/2039	167,361	183,554
5.00% due 11/01/2039	198,064	217,546
5.00% due 11/01/2040	120,660	132,326
5.00% due 01/01/2041	62,786	68,833
5.00% due 03/01/2041	85,205	93,503
5.27% due 12/01/2016	316,702	349,213
5.37% due 05/01/2018	506,357	574,180
5.50% due 11/01/2017	64,685	69,498
5.50% due 01/01/2018	121,050	130,122
5.50% due 02/01/2018	56,996	61,255
5.50% due 07/01/2019	123,317	133,440
5.50% due 08/01/2019	29,629	32,145
5.50% due 09/01/2019	125,876	137,416
5.50% due 01/01/2021	88,509	96,952
5.50% due 03/01/2021	33,825	37,052

118

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 05/01/2022	$45,247	$49,568
5.50% due 02/01/2033	138,595	152,824
5.50% due 06/01/2033	168,859	187,075
5.50% due 07/01/2033	569,056	627,680
5.50% due 11/01/2033	196,007	216,312
5.50% due 12/01/2033	31,844	35,271
5.50% due 01/01/2034	157,993	175,097
5.50% due 02/01/2034	302,462	334,445
5.50% due 03/01/2034	51,770	58,019
5.50% due 04/01/2034	63,682	71,033
5.50% due 05/01/2034	367,593	410,190
5.50% due 06/01/2034	21,084	23,387
5.50% due 07/01/2034	357,981	397,226
5.50% due 09/01/2034	587,292	650,353
5.50% due 10/01/2034	906,596	1,005,486
5.50% due 11/01/2034	802,838	886,246
5.50% due 12/01/2034	363,016	402,277
5.50% due 01/01/2035	516,708	570,127
5.50% due 04/01/2035	66,984	74,256
5.50% due 09/01/2035	270,988	302,411
5.50% due 06/01/2036	107,143	119,493
5.50% due 03/01/2037	97,403	108,698
5.72% due 07/01/2016	177,545	194,900
6.00% due 01/01/2017	10,713	11,134
6.00% due 02/01/2017	58,824	61,814
6.00% due 08/01/2017	42,251	44,563
6.00% due 03/01/2018	13,841	14,647
6.00% due 11/01/2018	112,153	118,564
6.00% due 01/01/2021	49,138	52,996
6.00% due 05/01/2021	22,210	24,173
6.00% due 07/01/2021	106,203	115,589
6.00% due 11/01/2025	47,418	52,852
6.00% due 04/01/2034	191,805	214,540
6.00% due 05/01/2034	164,191	183,556
6.00% due 06/01/2034	524,641	585,980
6.00% due 07/01/2034	249,687	278,733
6.00% due 08/01/2034	191,512	212,978
6.00% due 10/01/2034	295,213	327,302
6.00% due 11/01/2034	23,498	26,002
6.00% due 12/01/2034	21,797	24,319
6.00% due 08/01/2035	56,269	62,247
6.00% due 09/01/2035	156,674	174,818
6.00% due 10/01/2035	120,695	135,259
6.00% due 11/01/2035	24,588	27,332
6.00% due 12/01/2035	318,743	354,471
6.00% due 02/01/2036	238,436	265,697
6.00% due 03/01/2036	20,541	22,712
6.00% due 04/01/2036	81,082	90,150
6.00% due 06/01/2036	61,306	68,228
6.00% due 12/01/2036	60,878	67,664
6.00% due 07/01/2037	112,742	124,994
6.50% due 06/01/2031	63,316	71,196
6.50% due 07/01/2031	8,431	9,410
6.50% due 09/01/2031	45,434	50,656
6.50% due 02/01/2032	16,591	18,503
6.50% due 07/01/2032	162,956	184,571
6.50% due 08/01/2032	127,602	142,296
6.50% due 01/01/2033	79,599	90,528
6.50% due 04/01/2034	26,571	29,959
6.50% due 06/01/2034	25,396	28,358
6.50% due 08/01/2034	146,302	163,345
6.50% due 05/01/2036	87,142	98,747

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 01/01/2037	$44,356	$49,455
6.50% due 02/01/2037	227,564	253,772
6.50% due 05/01/2037	113,731	127,183
6.50% due 07/01/2037	104,407	116,423
7.50% due 02/01/2030	11,216	13,187
7.50% due 03/01/2031	27,080	30,825
7.50% due 02/01/2032	27,779	33,616

		41,306,942

Government National Mtg. Assoc. — 2.0%
3.00% due 02/15/2043	465,411	461,677
3.00% due 06/20/2043	940,682	933,736
3.00% due 07/20/2043	431,760	428,572
3.50% due 12/15/2041	275,022	283,972
3.50% due 02/15/2042	185,951	191,607
3.50% due 06/20/2043	1,347,534	1,390,129
3.50% due 07/20/2043	1,530,075	1,578,440
4.00% due 01/20/2041	1,325,426	1,407,483
4.00% due 02/20/2041	326,152	346,346
4.00% due 04/20/2041	245,310	260,502
4.00% due 02/20/2042	383,340	406,893
4.50% due 07/20/2033	18,947	20,745
4.50% due 09/20/2033	151,791	166,150
4.50% due 12/20/2034	67,037	73,397
4.50% due 11/15/2039	453,493	492,689
4.50% due 03/15/2040	368,276	405,989
4.50% due 04/15/2040	557,941	609,280
4.50% due 06/15/2040	199,924	218,574
4.50% due 01/20/2041	335,128	365,151
4.50% due March TBA	667,000	721,819
5.00% due 07/20/2033	32,992	36,386
5.00% due 06/15/2034	122,571	135,715
5.00% due 10/15/2034	65,041	71,908
5.50% due 11/15/2032	157,699	174,388
5.50% due 05/15/2033	453,057	504,450
5.50% due 12/15/2033	165,862	187,157
5.50% due 10/15/2035	5,702	6,369
6.00% due 09/15/2032	136,722	157,340
6.00% due 04/15/2033	187,661	216,012
6.00% due 02/15/2034	140,939	158,761
6.00% due 07/15/2034	77,211	88,797
6.00% due 09/15/2034	41,489	46,145
6.00% due 01/20/2035	39,484	45,163
6.00% due 02/20/2035	53,974	62,459
6.00% due 04/20/2035	29,099	32,514
6.00% due 01/15/2038	221,997	249,676

		12,936,391

Small Business Administration — 0.2%
Series 2003-20G, Class 1
4.35% due 07/01/2023	40,643	43,192
Series 2004-20D, Class 1
4.77% due 04/01/2024	135,306	144,575
Series 2005-20C, Class 1
4.95% due 03/01/2025	363,704	391,459
Series 2004-20I, Class 1
4.99% due 09/01/2024	224,494	244,241
Series 2004-20E, Class 1
5.18% due 05/01/2024	225,931	246,046
Series 2004-20F, Class 1
5.52% due 06/01/2024	288,670	315,909

		1,385,422

119

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	$235,000	$320,026

Total U.S. Government Agencies (cost $73,329,144)		75,850,095

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Bonds — 3.0%
4.50% due 08/15/2039	13,442,400	15,668,797
5.00% due 05/15/2037	16,000	19,945
5.25% due 02/15/2029	1,000	1,249
5.38% due 02/15/2031	439,000	559,862
6.00% due 02/15/2026	170,000	223,497
6.25% due 08/15/2023	128,000	168,180
6.75% due 08/15/2026	377,000	528,094
8.00% due 11/15/2021	318,000	448,877
8.50% due 02/15/2020	1,341,000	1,857,599

		19,476,100

United States Treasury Notes — 10.5%
0.38% due 02/15/2016	5,037,700	5,039,272
0.88% due 12/31/2016	17,547,000	17,642,964
1.88% due 02/28/2014	1,425,000	1,426,670
1.88% due 04/30/2014	1,701,000	1,708,243
2.13% due 05/31/2015	14,136,000	14,496,581
2.63% due 02/29/2016	505,000	528,514
3.13% due 05/15/2019	3,511,000	3,781,730
3.13% due 05/15/2021	11,094,000	11,789,106
3.50% due 05/15/2020	1,809,000	1,980,432
3.75% due 11/15/2018	6,163,000	6,823,599
4.13% due 05/15/2015	1,220,000	1,281,285
4.75% due 05/15/2014	829,000	839,687

		67,338,083

Total U.S. Government Treasuries (cost $85,493,519)		86,814,183

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	942,772

Total Long-Term Investment Securities (cost $530,783,477)		636,438,503

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Commercial Paper — 3.0%
General Electric Co. 0.04% due 02/03/2014 (cost $19,562,957)	19,563,000	19,562,957

TOTAL INVESTMENTS (cost $550,346,434)(7)	101.9%	656,001,460
Liabilities in excess of other assets	(1.9)	(12,162,497)

NET ASSETS	100.0%	$643,838,963

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $21,574,774 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $29,577,695 representing 4.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $2,446,672 representing 0.4% of net assets.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Perpetual maturity—maturity date reflects the next call date.
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 2.
(7)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

120

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$1,148,113	$2,249,937	$—	$3,398,050
Beverages-Wine/Spirits	—	2,923,976	—	2,923,976
Cellular Telecom	—	1,581,752	—	1,581,752
Diversified Banking Institutions	20,877,538	539,740	—	21,417,278
Diversified Manufacturing Operations	14,498,228	1,059,008	—	15,557,236
Electric-Integrated	6,435,413	2,500,992	—	8,936,405
Electronic Components-Misc.	—	605,149	—	605,149
Food-Misc./Diversified	5,267,876	5,769,241	—	11,037,117
Insurance-Multi-line	9,392,506	2,835,649	—	12,228,155
Medical-Drugs	31,037,343	1,621,486	—	32,658,829
Metal-Diversified	—	930,992	—	930,992
Office Automation & Equipment	—	441,966	—	441,966
Oil Companies-Integrated	16,183,084	1,843,907	—	18,026,991
Real Estate Investment Trusts	2,933,922	616,029	—	3,549,951
Soap & Cleaning Preparation	—	698,249	—	698,249
Telecom Services	—	449,374	—	449,374
Telephone-Integrated	10,057,684	1,819,844	—	11,877,528
Tobacco	17,079,723	1,090,404	—	18,170,127
Other Industries*	209,125,357	—	—	209,125,357
Convertible Preferred Security	889,063	—	—	889,063
Preferred Securities	1,989,512	—	—	1,989,512
Preferred Securities/Capital Securities	—	3,925,761	—	3,925,761
Asset Backed Securities	—	17,955,165	—	17,955,165
U.S. Corporate Bonds & Notes	—	47,101,967	—	47,101,967
Foreign Corporate Bonds & Notes	—	23,091,383	—	23,091,383
Foreign Government Agencies	—	4,264,120	—	4,264,120
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	41,306,942	—	41,306,942
Other U.S. Government Agencies*	—	34,543,153	—	34,543,153
U.S. Government Treasuries:
United States Treasury Bonds	—	19,476,100	—	19,476,100
United States Treasury Notes	—	67,338,083	—	67,338,083
Municipal Bonds & Notes	—	942,772	—	942,772
Short-Term Investment Securities:
Commercial Paper	—	19,562,957	—	19,562,957

Total	$346,915,362	$309,086,098	$—	$656,001,460

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $12,207,194 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

121

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.9%
Domestic Fixed Income Investment Companies	23.4
United States Treasury Notes	13.2
International Equity Investment Companies	12.4
Registered Investment Companies	2.8
United States Treasury Bonds	1.3
International Fixed Income Investment Companies	0.8

98.8%

*	Calculated as a percentage of net assets

122

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.5%
Domestic Equity Investment Companies — 44.9%
Anchor Series Trust Capital Appreciation Portfolio, Class 1†	2,065,039	$100,186,688
Anchor Series Trust Growth and Income Portfolio, Class 1	8,791,092	96,617,434
Anchor Series Trust Growth Portfolio, Class 1	6,917,328	195,393,522
Anchor Series Trust Natural Resources Portfolio, Class 1	1,843,992	41,167,363
Seasons Series Trust Focus Growth Portfolio, Class 1	5,663,365	67,282,932
Seasons Series Trust Focus Value Portfolio, Class 1	6,062,749	93,226,629
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,133,929	81,192,183
Seasons Series Trust Large Cap Value Portfolio, Class 1	12,417,247	189,002,035
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,996,462	49,350,835
Seasons Series Trust Mid Cap Value Portfolio, Class 1	5,230,520	99,369,732
Seasons Series Trust Small Cap Portfolio, Class 1†	4,417,413	59,094,067
Seasons Series Trust Stock Portfolio, Class 1	9,096,237	206,747,046
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	2,549,450	40,019,442
SunAmerica Series Trust Blue Chip Growth Portfolio, Class 1	218,536	2,024,522
SunAmerica Series Trust Equity Index Portfolio, Class 1	31,171,715	475,940,745
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	6,154,205	148,206,433
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	4,918,505	50,210,726
SunAmerica Series Trust Growth-Income Portfolio, Class 1	6,628,663	190,033,790
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	12,054,717	240,956,166
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	2,968,252	51,856,872
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,852,947	41,864,733
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,019,639	98,705,222

		2,618,449,117

Domestic Fixed Income Investment Companies — 23.4%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	13,215,210	197,150,051
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	28,718,085	331,284,884
Seasons Series Trust Real Return Portfolio, Class 1	13,934,444	135,896,958
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	20,555,536	277,344,545
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	15,289,537	92,302,476
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	37,598,576	332,250,196

		1,366,229,110

International Equity Investment Companies — 12.4%
Seasons Series Trust International Equity Portfolio, Class 1	21,067,167	182,278,628

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	16,556,741	$120,013,276
SunAmerica Series Trust Foreign Value Portfolio, Class 1	8,697,032	142,805,881
SunAmerica Series Trust Global Equities Portfolio, Class 1	13,307,974	233,726,308
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	4,523,734	46,692,475

		725,516,568

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	4,215,935	47,505,742

Total Affiliated Registered Investment Companies (cost $4,372,593,378)		4,757,700,537

U.S. GOVERNMENT TREASURIES — 14.5%
United States Treasury Bonds — 1.3%
6.25% due 08/15/2023	$13,385,000	17,586,632
7.13% due 02/15/2023	7,355,000	10,132,086
7.25% due 08/15/2022	8,080,000	11,128,940
7.63% due 11/15/2022	3,920,000	5,540,677
7.88% due 02/15/2021	3,160,000	4,363,021
8.00% due 11/15/2021	13,656,800	19,277,420
8.13% due 05/15/2021	4,995,000	7,019,533
8.13% due 08/15/2021	3,705,000	5,236,788

		80,285,097

United States Treasury Notes — 13.2%
1.63% due 08/15/2022	42,075,000	39,221,810
1.63% due 11/15/2022	63,511,400	58,881,990
1.75% due 05/15/2022	47,110,000	44,636,725
1.75% due 05/15/2023	98,880,000	91,742,051
2.00% due 11/15/2021	63,001,600	61,490,570
2.00% due 02/15/2022	45,930,000	44,598,765
2.00% due 02/15/2023	85,210,000	81,242,452
2.13% due 08/15/2021	61,715,000	61,083,409
2.50% due 08/15/2023	95,725,000	94,588,266
2.75% due 11/15/2023	68,340,000	68,831,228
3.13% due 05/15/2021	45,165,000	47,994,858
3.63% due 02/15/2021	69,237,300	76,096,085

		770,408,209

Total U.S. Government Treasuries (cost $865,184,738)		850,693,306

Total Long-Term Investment Securities (cost $5,237,778,116)		5,608,393,843

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
AllianceBernstein Government STIF Portfolio (cost $161,890,573)	161,890,573	161,890,573

TOTAL INVESTMENTS (cost $5,399,668,689) (1)	98.8%	5,770,284,416
Other assets less liabilities	1.2	67,642,390

NET ASSETS	100.0%	$5,837,926,806

123

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

STIF — Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
2,908	Long	S&P 500 E-Mini Index	March 2014	$261,833,150	$258,317,640	$(3,515,510)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$2,618,449,117	$—	$—	$2,618,449,117
Domestic Fixed Income Investment Companies	1,366,229,110	—	—	1,366,229,110
International Equity Investment Companies	725,516,568	—	—	725,516,568
International Fixed Income Investment Companies	47,505,742	—	—	47,505,742
U.S. Government Treasuries:
United States Treasury Bonds	—	80,285,097	—	80,285,097
United States Treasury Notes	—	770,408,209	—	770,408,209
Short-Term Investment Securities:
Registered Investment Companies	161,890,573	—	—	161,890,573

Total	$4,919,591,110	$850,693,306	$—	$5,770,284,416

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$3,515,510	$—	$—	$3,515,510

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

124

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.5%
Domestic Fixed Income Investment Companies	14.3
United States Treasury Notes	13.3
International Equity Investment Companies	11.2
Registered Investment Companies	3.1
International Fixed Income Investment Companies	1.5
United States Treasury Bonds	1.4

99.3%

*	Calculated as a percentage of net assets

125

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.5%
Domestic Equity Investment Companies — 54.5%
Seasons Series Trust Focus Value Portfolio, Class 1	3,863,623	$59,410,769
Seasons Series Trust Large Cap Growth Portfolio, Class 1	4,207,609	55,694,313
Seasons Series Trust Large Cap Value Portfolio, Class 1	9,585,810	145,904,932
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	1,257,104	20,704,128
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,130,873	40,482,450
Seasons Series Trust Small Cap Portfolio, Class 1†	1,545,945	20,680,926
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	1,222,206	41,957,723
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	3,648,242	100,210,338
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	4,876,165	59,938,766
SunAmerica Series Trust Equity Index Portfolio, Class 1	14,480,001	221,085,769
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	3,624,807	60,956,447
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	1,424,856	14,545,690
SunAmerica Series Trust Growth-Income Portfolio, Class 1	3,463,479	99,292,734
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	6,679,001	83,383,428
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	7,075,535	141,429,587
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,234,609	21,569,249
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,528,703	37,106,708
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	1,901,266	40,502,991
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,489,561	61,133,014

		1,325,989,962

Domestic Fixed Income Investment Companies — 14.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	3,749,045	55,929,831
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	3,235,904	37,328,604
Seasons Series Trust Real Return Portfolio, Class 1	2,145,684	20,925,980
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	5,843,398	78,841,758
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,596,538	39,823,102
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	12,879,855	113,816,390

		346,665,665

International Equity Investment Companies — 11.2%
Seasons Series Trust International Equity Portfolio, Class 1	6,078,502	52,592,786
SunAmerica Series Trust Foreign Value Portfolio, Class 1	6,067,391	99,626,988
SunAmerica Series Trust Global Equities Portfolio, Class 1	3,420,261	60,069,644

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	5,740,578	$59,252,328

		271,541,746

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	3,319,778	37,407,719

Total Affiliated Registered Investment Companies (cost $1,885,320,171)		1,981,605,092

U.S. GOVERNMENT TREASURIES — 14.7%
United States Treasury Bonds — 1.4%
6.25% due 08/15/2023	$5,075,000	6,668,073
7.13% due 02/15/2023	2,860,000	3,939,873
7.25% due 08/15/2022	2,965,000	4,083,825
7.63% due 11/15/2022	1,945,000	2,749,137
7.88% due 02/15/2021	1,869,800	2,581,638
8.00% due 11/15/2021	5,986,900	8,450,881
8.13% due 05/15/2021	2,040,000	2,866,836
8.13% due 08/15/2021	1,771,000	2,503,199

		33,843,462

United States Treasury Notes — 13.3%
1.63% due 08/15/2022	17,541,500	16,351,976
1.63% due 11/15/2022	26,441,000	24,513,689
1.75% due 05/15/2022	19,996,000	18,946,210
1.75% due 05/15/2023	41,755,000	38,740,790
2.00% due 11/15/2021	25,722,700	25,105,767
2.00% due 02/15/2022	19,487,000	18,922,189
2.00% due 02/15/2023	35,085,000	33,451,372
2.13% due 08/15/2021	25,742,800	25,479,348
2.50% due 08/15/2023	39,735,000	39,263,147
2.75% due 11/15/2023	28,805,000	29,012,050
3.13% due 05/15/2021	19,230,800	20,435,725
3.63% due 02/15/2021	29,149,700	32,037,328

		322,259,591

Total U.S. Government Treasuries (cost $358,594,443)		356,103,053

Total Long-Term Investment Securities (cost $2,243,914,614)		2,337,708,145

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 3.1%
AllianceBernstein Government STIF Portfolio (cost $75,453,201)	75,453,201	75,453,201

TOTAL INVESTMENTS (cost $2,319,367,815)(1)	99.3%	2,413,161,346
Other assets less liabilities	0.7	16,318,594

NET ASSETS	100.0%	$2,429,479,940

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

126

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

STIF — Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
1,101	Short	S&P 500 E-Mini Index	March 2014	$97,947,426	$97,801,830	$145,596

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$1,325,989,962	$—	$—	$1,325,989,962
Domestic Fixed Income Investment Companies	346,665,665	—	—	346,665,665
International Equity Investment Companies	271,541,746	—	—	271,541,746
International Fixed Income Investment Companies	37,407,719	—	—	37,407,719
U.S. Government Treasuries:
United State Treasury Bonds	—	33,843,462	—	33,843,462
United State Treasury Notes	—	322,259,591	—	322,259,591
Short-Term Investment Securities:
Registered Investment Companies	75,453,201	—	—	75,453,201
Other Financial Instruments:@
Open Futures Contracts-Appreciation	145,596	—	—	145,596

Total	$2,057,203,889	$356,103,053	$—	$2,413,306,942

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

127

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	50.1%
Repurchase Agreements	21.1
U.S. Government Agencies	20.0
Federal Home Loan Mtg. Corp.	2.9
Federal National Mtg. Assoc.	1.2
United States Treasury Bonds	0.6
U.S. Government Treasuries	0.5
Finance-Auto Loans	0.4
Auto-Cars/Light Trucks	0.3
Telephone-Integrated	0.3
Finance-Leasing Companies	0.3
Tobacco	0.2
Transport-Equipment & Leasing	0.2
Insurance-Mutual	0.1
Oil Companies-Exploration & Production	0.1
Medical-Drugs	0.1
Diversified Financial Services	0.1
Commercial Services-Finance	0.1

98.6%

Credit Quality#†

Aaa	96.5%
Aa	0.5
A	0.6
Baa	2.2
Not rated@	0.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

128

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.42% due 03/15/2024 (cost $97,437)	$100,000	$97,878

U.S. CORPORATE BONDS & NOTES — 1.5%
Commercial Services-Finance — 0.1%
Total System Services, Inc. Notes 3.75% due 06/01/2023	100,000	94,953

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 1.49% due 05/09/2016	200,000	203,271
Toyota Motor Credit Corp. Senior Notes 0.53% due 05/17/2016	100,000	100,319

		303,590

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*(1)	100,000	100,134

Medical-Drugs — 0.1%
Johnson & Johnson Senior Notes 0.31% due 11/28/2016	100,000	99,916

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. Senior Notes 0.69% due 12/15/2015	100,000	100,093

Telephone-Integrated — 0.3%
Verizon Communications, Inc. Senior Notes 1.77% due 09/15/2016	100,000	102,951
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	107,709

		210,660

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	104,563

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*(1)	100,000	103,213

Total U.S. Corporate Bonds & Notes (cost $1,098,873)		1,117,122

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Auto-Cars/Light Trucks — 0.3%
Volkswagen International Finance NV Company Guar. Notes 0.68% due 11/18/2016*(1)	250,000	250,621

Finance-Leasing Companies — 0.3%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(1)	200,000	198,496

Total Foreign Corporate Bonds & Notes (cost $449,194)		449,117

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mtg. Corp. — 2.9%
1.25% due 10/02/2019	$2,000,000	$1,922,442
2.38% due 01/13/2022	200,000	195,318

		2,117,760

Federal National Mtg. Assoc. — 1.2%
Federal National Mtg. Corp. 1.88% due 09/18/2018	900,000	913,028

Total U.S. Government Agencies (cost $3,041,471)		3,030,788

U.S. GOVERNMENT TREASURIES — 50.7%
United States Treasury Bonds — 0.6%
2.88% due 05/15/2043	200,000	172,250
3.13% due 02/15/2042	250,000	228,594

		400,844

United States Treasury Notes — 50.1%
0.13% due 07/31/2014	800,000	800,125
0.25% due 05/31/2014	5,000,000	5,002,930
0.25% due 08/31/2014	900,000	900,738
0.25% due 09/15/2014	2,826,000	2,828,428
0.25% due 10/31/2014	1,200,000	1,201,126
0.25% due 01/15/2015	5,900,000	5,905,994
0.50% due 08/15/2014	2,600,000	2,605,483
0.50% due 10/15/2014	200,000	200,516
0.63% due 04/30/2018	7,300,000	7,112,938
1.00% due 05/15/2014	300,000	300,773
1.88% due 06/30/2020	100,000	99,344
2.00% due 02/15/2023	10,250,000	9,772,739
2.25% due 05/31/2014	100,000	100,695

		36,831,829

Total U.S. Government Treasuries (cost $37,126,188)		37,232,673

Total Long-Term Investment Securities (cost $41,813,163)		41,927,578

SHORT-TERM INVESTMENT SECURITIES — 20.5%
U.S. Government Agencies — 20.0%
Federal Home Loan Bank Disc. Notes 0.07% due 03/28/2014	1,000,000	999,888
0.10% due 05/07/2014	1,400,000	1,399,819
0.12% due 07/30/2014	2,100,000	2,098,968
0.12% due 08/01/2014	900,000	899,553
Federal Home Loan Mtg. Corp.
0.11% due 07/01/2014	4,000,000	3,998,948
0.11% due 07/11/2014	2,600,000	2,599,358
0.12% due 06/05/2014	100,000	99,983
0.12% due 07/01/2014	200,000	199,951
0.12% due 07/11/2014	900,000	899,763
0.13% due 07/01/2014	300,000	299,926
Federal National Mtg. Assoc. 0.12% due 08/01/2014	1,200,000	1,199,582

		14,695,739

U.S. Government Treasuries — 0.5%
United States Treasury Bills
0.14% due 07/10/2014(2)	100,000	99,981
0.08% due 12/11/2014(2)	300,000	299,780

		399,761

Total Short-Term Investment Securities (cost $15,092,944)		15,095,500

129

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 21.1%
Agreement with Barclay Capital Inc., bearing interest at 0.04% dated 01/31/14, to be repurchased 02/03/14 in the amount of $5,100,017 and collateralized by $5,229,000 of United States Treasury Notes, bearing interest at 0.75% due 06/30/2017 and having an approximate value of $5,203,672 (cost $ 5,100,000).	$5,100,000	$5,100,000
Agreement with Credit Suisse Securities LLC., bearing interest at 0.04% dated 01/31/14, to be repurchased 02/03/14 in the amount of 2,400,008 and collateralized by $2,453,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $2,453,192 (cost $ 2,400,000)	2,400,000	2,400,000
Agreement with Goldman Sachs & Co., bearing interest at 0.03% dated 01/31/14, to be repurchased 02/03/14 in the amount of $900,002 and collateralized by $915,915 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 3.50% due 12/01/2042 and having an approximate value of $929,749 (cost $ 900,000)	900,000	900,000
Agreement with Goldman Sachs & Co., bearing interest at 0.03% dated 01/31/14, to be repurchased 02/03/14 in the amount of $5,100,013 and collateralized by $ 5,188,977 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 3.50% due 12/01/2042 and having an approximate value of $5,267,352 (cost $ 5,100,000)	5,100,000	5,100,000

Security Description	Principal Amount	Value (Note 2)

Agreement with J.P. Morgan Securities LLC., bearing interest at 0.05% dated 01/31/14, to be repurchased 02/03/14 in the amount of 2,000,008 and collateralized by $2,190,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.26% due 12/05/2022 and having an approximate value of $2,043,226 (cost $ 2,000,000)	$2,000,000	$2,000,000

Total Repurchase Agreements (cost $15,500,000)		15,500,000

TOTAL INVESTMENTS (cost $72,406,107)(3)	98.6%	72,523,078
Other assets less liabilities	1.4	1,017,553

NET ASSETS	100.0%	$73,540,631

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $652,464 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $652,464 representing 0.8% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2014	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 04/04/2017	March 2014	$2.00	$6,900,000	$7,271	$6,232	$1,039
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 04/04/2017	March 2014	2.00	5,700,000	14,511	5,143	9,368
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing on 03/19/2019	March 2014	1.30	1,600,000	2,270	213	2,057
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 03/19/2019	March 2014	1.90	1,600,000	7,089	3,192	3,897

				$31,141	$14,780	$16,361

USD	— United States Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate

130

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Written Call Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,700	$287	$1,413

Written Put Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,363	$1,973	$(610)
CME EURIBOR Euro 3 Month Futures	March 2014	97.38	4	1,453	550	903

				$2,816	$2,523	$293

EURIBOR	— Euro Interbank Offered Rate

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
32	Long	Russell 2000 Mini Index	March 2014	$3,573,205	$3,610,563	$37,358
404	Long	S&P 500 E-Mini Index	March 2014	36,058,648	35,887,323	(171,325)
7	Long	S&P 500 E-Mini Index	June 2014	623,527	619,433	(4,094)
8	Long	U.S. Treasury 10 Year Notes	March 2014	1,005,761	1,006,000	239

						$(137,822)

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	167,559	5/1/2014	(3 Month USD LIBOR-BBA plus 25 bps)	ishares MSCI EAFE Index	$—	$0

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation (Depreciation)
EUR	400	01/29/2024	6 month EURIBOR	2.000%	$—	$(5,559)

BBA	— British Banking Association
CME	— Chicago Mercantile Exchange
EUR	— Euro Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

131

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies —Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2014 (1)	Notional Amount (2)	Value at January 31, 2014 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.6262%	$1,800,000	$28,203	$19,437	$8,766
CDX North American Investment
Grade Index	1.000%	12/20/2018	UBS Securities LLC	0.7081%	3,900,000	52,041	37,786	14,255
CDX North American Investment
Grade Index	1.000%	12/20/2018	Morgan Stanley & Co. LLC	0.7081%	2,800,000	37,364	42,452	(5,088)

						$117,608	$99,675	$17,933

@	Illiquid security. At January 31, 2014, the aggregate value of these securities was 12,374 representing 0.0% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

132

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$97,878	$—	$97,878
U.S. Corporate Bonds & Notes:	—	1,117,122	—	1,117,122
Foreign Corporate Bonds & Notes:	—	449,117	—	449,117
U.S. Government Agencies	—	3,030,788	—	3,030,788
U.S. Government Treasuries:
United State Treasury Bonds	—	400,844	—	400,844
United State Treasury Notes	—	36,831,829	—	36,831,829
Short-Term Investment Securities:
U.S. Government Agencies	—	14,695,739	—	14,695,739
U.S. Government Treasuries	—	399,761	—	399,761
Repurchase Agreements	—	15,500,000	—	15,500,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	16,361	—	16,361
Written Call Options on Exchange Traded Futures — Appreciation	1,413	—	—	1,413
Written Put Options on Exchange Traded Futures — Appreciation	903	—	—	903
Open Futures Contracts-Appreciation	37,597	—	—	37,597
Centrally Cleared Credit Default Swaps on Credit Indices- Sell Protection-Appreciation	—	23,021	—	23,021

Total	$39,913	$72,562,460	$—	$72,602,373

LIABILITIES:
Other Financial Instruments:@
Written Put Options on Exchange Traded Futures — Depreciation	610	—	—	610
Open Futures Contracts-Depreciation	175,419	—	—	175,419
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	5,559	—	5,559
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection-Depreciation	—	5,088	—	5,088

Total	$176,029	$10,647	$—	$186,676

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

133

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	13.4%
Time Deposits	10.6
Diversified Banking Institutions	9.2
Medical-Drugs	4.3
Banks-Super Regional	3.7
Oil Companies-Exploration & Production	3.6
Cable/Satellite TV	2.5
Medical-HMO	2.3
Oil Companies-Integrated	2.3
Insurance Brokers	2.3
Diversified Manufacturing Operations	2.1
Multimedia	2.0
Cosmetics & Toiletries	2.0
Semiconductor Equipment	1.8
Medical-Biomedical/Gene	1.6
E-Commerce/Products	1.6
Electronic Components-Semiconductors	1.6
Food-Misc./Diversified	1.5
Medical Instruments	1.4
Oil-Field Services	1.4
Banks-Fiduciary	1.3
Electronic Security Devices	1.3
Chemicals-Diversified	1.3
Electronic Forms	1.2
Electric-Integrated	1.2
Telecom Equipment-Fiber Optics	1.2
Cellular Telecom	1.2
Finance-Investment Banker/Broker	1.1
Cruise Lines	1.1
Internet Security	0.9
Telecom Services	0.8
Auto-Cars/Light Trucks	0.8
Telephone-Integrated	0.8
Financial Guarantee Insurance	0.8
Agricultural Operations	0.8
United States Treasury Bonds	0.7
Banks-Commercial	0.7
Applications Software	0.7
Transport-Rail	0.7
Casino Hotels	0.7
Building Products-Cement	0.7
Retail-Apparel/Shoe	0.6
Aerospace/Defense	0.6
Food-Wholesale/Distribution	0.6
Machinery-Construction & Mining	0.6
Pharmacy Services	0.6
Finance-Other Services	0.6
Security Services	0.5
Insurance-Multi-line	0.5
Metal-Copper	0.5
Insurance-Property/Casualty	0.4
Semiconductor Components-Integrated Circuits	0.4
Computers-Memory Devices	0.4
Real Estate Investment Trusts	0.4
Physical Therapy/Rehabilitation Centers	0.3
Television	0.3
Steel-Producers	0.3
Banks-Money Center	0.3
Retirement/Aged Care	0.3
Casino Services	0.2
Commercial Services-Finance	0.2

Finance-Consumer Loans	0.2%
Computers	0.2
Transport-Equipment & Leasing	0.1
Medical-Generic Drugs	0.1
Containers-Paper/Plastic	0.1
Airlines	0.1
Transport-Services	0.1
Medical-Hospitals	0.1
Insurance-Life/Health	0.1
Food-Retail	0.1
Retail-Drug Store	0.1
Savings & Loans/Thrifts	0.1
Tobacco	0.1
Retail-Auto Parts	0.1
Oil & Gas Drilling	0.1
Pipelines	0.1

101.6%

*	Calculated as a percentage of net assets

134

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 62.8%
Aerospace/Defense — 0.6%
General Dynamics Corp.	4,324	$438,065

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	14,790	583,909

Applications Software — 0.7%
Microsoft Corp.	14,963	566,350

Auto-Cars/Light Trucks — 0.8%
General Motors Co.†	17,703	638,724

Banks-Commercial — 0.7%
BB&T Corp.	15,162	567,210

Banks-Fiduciary — 1.3%
Northern Trust Corp.	8,648	520,783
State Street Corp.	7,494	501,723

		1,022,506

Banks-Super Regional — 3.4%
Comerica, Inc.	11,583	530,501
Fifth Third Bancorp	22,352	469,839
PNC Financial Services Group, Inc.	12,355	986,917
Wells Fargo & Co.	13,278	602,025

		2,589,282

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	19,817	1,079,036
Time Warner Cable, Inc.	5,809	774,165

		1,853,201

Cellular Telecom — 1.1%
Vodafone Group PLC ADR	22,012	815,765

Chemicals-Diversified — 1.3%
Dow Chemical Co.	14,677	667,950
PPG Industries, Inc.	1,697	309,465

		977,415

Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	55,582	827,616
Procter & Gamble Co.	9,304	712,873

		1,540,489

Cruise Lines — 1.1%
Carnival Corp.	20,838	816,641

Diversified Banking Institutions — 8.1%
Bank of America Corp.	31,066	520,356
Citigroup, Inc.	39,374	1,867,509
Goldman Sachs Group, Inc.	2,817	462,326
JPMorgan Chase & Co.	40,798	2,258,577
Morgan Stanley	38,433	1,134,158

		6,242,926

Diversified Manufacturing Operations — 2.1%
General Electric Co.	46,880	1,178,095
Ingersoll-Rand PLC	7,213	424,052

		1,602,147

E-Commerce/Products — 1.6%
eBay, Inc.†	23,181	1,233,229

Electric-Integrated — 1.2%
Edison International	4,955	238,633
PG&E Corp.	6,671	281,182
Pinnacle West Capital Corp.	7,906	416,093

		935,908

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A	4,610	$137,194
Texas Instruments, Inc.	12,533	531,399

		668,593

Electronic Forms — 1.2%
Adobe Systems, Inc.†	16,233	960,831

Electronic Security Devices — 1.3%
Allegion PLC†	2,127	104,968
Tyco International, Ltd.	21,719	879,402

		984,370

Finance-Consumer Loans — 0.2%
Santander Consumer USA Holdings, Inc.†	5,171	132,533

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	32,716	812,011

Finance-Other Services — 0.5%
CME Group, Inc.	4,750	355,110

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	23,645	774,374
Unilever NV	9,280	346,515

		1,120,889

Food-Wholesale/Distribution — 0.6%
Sysco Corp.	12,330	432,536

Insurance Brokers — 2.2%
Aon PLC	5,763	463,691
Marsh & McLennan Cos., Inc.	18,397	840,927
Willis Group Holdings PLC	8,183	352,360

		1,656,978

Insurance-Multi-line — 0.4%
ING US, Inc.	10,186	343,981

Insurance-Property/Casualty — 0.4%
Chubb Corp.	3,626	306,542

Internet Security — 0.9%
Symantec Corp.	31,120	666,279

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	4,542	426,539

Medical Instruments — 0.9%
Medtronic, Inc.	12,838	726,117

Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	7,160	851,682

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	9,500	474,715
Eli Lilly & Co.	8,797	475,126
Merck & Co., Inc.	16,614	880,044
Novartis AG(1)	8,922	705,584
Pfizer, Inc.	16,602	504,701

		3,040,170

Medical-HMO — 1.9%
Cigna Corp.	5,053	436,124
UnitedHealth Group, Inc.	6,798	491,360
WellPoint, Inc.	6,508	559,688

		1,487,172

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	11,136	360,918

135

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 2.0%
Thomson Reuters Corp.	8,944	$322,667
Time Warner, Inc.	3,048	191,506
Viacom, Inc., Class B	12,933	1,061,799

		1,575,972

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	5,611	452,752
Apache Corp.	6,536	524,579
Canadian Natural Resources, Ltd.	18,392	603,076
Occidental Petroleum Corp.	6,392	559,747

		2,140,154

Oil Companies-Integrated — 2.3%
Royal Dutch Shell PLC, Class A(1)	29,141	1,006,543
Total SA(1)	13,422	766,447

		1,772,990

Oil-Field Services — 1.2%
Baker Hughes, Inc.	12,339	698,881
Halliburton Co.	5,181	253,921

		952,802

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	12,728	450,317

Security Services — 0.5%
ADT Corp.	13,035	391,571

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	57,828	972,667

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	33,452	575,709

Telecom Services — 0.8%
Amdocs, Ltd.	14,777	639,253

Telephone-Integrated — 0.6%
Koninklijke KPN NV†(1)	18,806	70,155
Orange SA(1)	6,532	80,623
Telecom Italia SpA(1)	61,267	68,070
Telefonica SA(1)	5,200	80,128
Verizon Communications, Inc.	3,074	147,614

		446,590

Transport-Rail — 0.6%
CSX Corp.	17,530	471,732

Total Common Stocks (cost $46,777,824)		48,146,775

PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.1%
KeyCorp. Series A 7.75%	$400	51,400
Wells Fargo & Co. 5.85%	1,200	28,980

		80,380

Pipelines — 0.1%
El Paso Energy Capital Trust I 4.75%	800	43,040

Total Preferred Securities (cost $130,225)		123,420

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. FRS Series D 4.50 due 06/20/2023(2)	$20,000	$18,050

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(2)	35,000	33,688
JPMorgan Chase & Co. FRS 6.75% due 02/01/2024(2)	30,000	30,405

		64,093

Total Preferred Securities/Capital Securities (cost $85,000)		82,143

CONVERTIBLE BONDS & NOTES — 7.8%
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043*	11,000	13,214

Casino Hotels — 0.7%
MGM Resorts International Company Guar. Notes 4.25% due 04/15/2015	386,000	541,606

Casino Services — 0.2%
International Game Technology Senior Notes 3.25% due 05/01/2014	156,000	157,658

Computers-Memory Devices — 0.4%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020*	301,000	300,624

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	171,563

Electronic Components-Semiconductors — 0.2%
Xilinx, Inc. Jr. Sub. Notes 3.13% due 03/15/2037	117,000	187,931

Financial Guarantee Insurance — 0.8%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	36,000	50,220
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	301,000	345,774
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	78,000	118,072
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	53,000	77,645

		591,711

Medical Instruments — 0.5%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	104,000	121,810
Volcano Corp. Senior Notes 1.75% due 12/01/2017	248,000	248,620

		370,430

136

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.5%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	$85,000	$100,247
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	150,000	177,281
Gilead Sciences, Inc. Senior Notes 1.63% due 05/01/2016	28,000	99,173

		376,701

Medical-Drugs — 0.3%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	165,000	264,412

Medical-Hospitals — 0.1%
LifePoint Hospitals, Inc. Senior Sub. Notes 3.50% due 05/15/2014	56,000	59,675

Oil Companies-Exploration & Production — 0.7%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	338,000	300,820
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	251,000	268,413

		569,233

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	113,000	127,690

Pharmacy Services — 0.6%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	113,000	121,051
Omnicare, Inc. Senior Sub. Notes 3.50% due 02/15/2044	63,000	65,520
Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	152,000	238,260

		424,831

Retirement/Aged Care — 0.3%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	166,000	193,494

Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp. Senior Notes 3.00% due 05/01/2027	273,000	300,812

Semiconductor Equipment — 0.5%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	187,000	221,829
Novellus Systems, Inc. Company Guar. Notes 2.63% due 05/15/2041	109,000	172,015

		393,844

Security Description	Principal Amount	Value (Note 2)

Steel-Producers — 0.3%
United States Steel Corp. Senior Notes 2.75% due 04/01/2019	$162,000	$202,500

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	167,000	240,584
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033*	132,000	133,238

		373,822

Television — 0.3%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023*	252,000	234,045

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc. Senior Notes 3.50% due 04/01/2018	78,000	99,011

Total Convertible Bonds & Notes (cost $5,722,283)		5,954,807

U.S. CORPORATE BONDS & NOTES — 4.7%
Banks-Super Regional — 0.2%
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	116,000	115,720

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,800

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	76,443
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	20,000	18,403

		94,846

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	101,886

Commercial Services-Finance — 0.2%
Moodys Corp. Senior Notes 4.50% due 09/01/2022	135,000	139,106

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,286

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	115,000	115,812

137

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	$90,000	$92,763

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	25,458

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,171
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	20,000	20,194
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	55,000	55,391
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	13,866
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	34,327
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	145,000	145,123
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,770
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	74,676
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	124,671

		534,189

Electric-Integrated — 0.0%
Baltimore Gas & Electric Co. Senior Notes 3.35% due 07/01/2023	25,000	24,670

Electronic Components-Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	183,000	193,180
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018*	178,000	181,671

		374,851

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,371

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	63,377

Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	18,000	22,196

Security Description	Principal Amount	Value (Note 2)

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	$60,000	$60,229

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	61,009

Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	35,000	35,316
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	25,602

		60,918

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	40,000	41,606

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,042

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	20,567

Investment Management/Advisor Services — 0.0%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 6.25% due 08/15/2042*	30,000	34,293

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,341

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,186

Medical-Drugs — 0.0%
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,927

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	30,000	31,912

Medical-HMO — 0.4%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	245,000	318,347

Medical-Hospitals — 0.0%
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,473

138

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Rowan Cos, Inc. Company Guar. Notes 5.85% due 01/15/2044	$45,000	$44,533

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	20,000	20,377
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,350

		40,727

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,075

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	234,000	236,486

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	45,000	46,500
American Tower Corp. Senior Notes 5.00% due 02/15/2024	110,000	115,798
EPR Properties Senior Notes 5.25% due 07/15/2023	90,000	90,806
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	35,000	35,553

		288,657

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	25,456
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,486

		46,942

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	48,349	53,987

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/2019*	25,000	26,879

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	52,197

Telephone-Integrated — 0.2%
AT&T Inc. Notes 6.15% due 09/15/2034	25,000	28,239

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	$35,000	$38,051
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	52,726
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	30,000	36,010

		155,026

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	14,858
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	35,724

		50,582

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	42,154
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	30,993

		73,147

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	25,563
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	46,088

		71,651

Total U.S. Corporate Bonds & Notes (cost $3,585,137)		3,624,070

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Airlines — 0.1%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	75,000	78,750

Banks-Money Center — 0.3%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	200,000	200,936

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	27,910

Diversified Banking Institutions — 0.1%
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	98,772

Medical-Generic Drugs — 0.1%
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*	65,000	65,184

139

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	$15,000	$11,763

Total Foreign Corporate Bonds & Notes (cost $480,825)		483,315

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 0.7%
3.50% due 02/15/2039	115,000	114,210
4.50% due 02/15/2036	390,000	454,228

		568,438

United States Treasury Notes — 13.4%
0.25% due 12/31/2015	1,000,000	998,867
0.50% due 06/15/2016	1,350,000	1,351,160
0.63% due 04/30/2018	850,000	828,219
0.75% due 01/15/2017	2,730,000	2,735,544
1.25% due 01/31/2019	600,000	592,500
1.50% due 12/31/2018	1,670,000	1,671,044
2.25% due 01/31/2015	1,750,000	1,786,367
2.75% due 11/15/2023	299,000	301,149

		10,264,850

Total U.S. Government Treasuries (cost $10,794,713)		10,833,288

Security Description	Principal Amount	Value (Note 2)
FOREIGN CONVERTIBLE BONDS & NOTES — 0.7%
Building Products-Cement — 0.7%
Cemex SAB de CV Sub. Notes 4.88% due 03/15/2015 (cost $520,739)	$429,000	$517,749

Total Long-Term Investment Securities (cost $68,096,746)		69,765,567

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Time Deposits — 10.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $8,151,000)	8,151,000	8,151,000

TOTAL INVESTMENTS (cost $76,247,746)(3)	101.6%	77,916,567
Liabilities in excess of other assets	(1.6)	(1,244,934)

NET ASSETS	100.0%	$76,671,633

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $1,749,559 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $2,777,550 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

FRS — Floating Rate Security

The rate shown on FRS are the current interest rates at January 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	342,944	USD	321,431	2/14/2014	$13,592	$—
	CHF	210,876	USD	233,482	2/14/2014	875	—
	EUR	271,882	USD	370,814	2/14/2014	4,126	—
	GBP	355,786	USD	583,695	2/14/2014	—	(1,138)

						18,593	(1,138)

State Street Bank & Trust Co.	CAD	342,218	USD	320,603	2/14/2014	13,416	—
	CHF	212,790	USD	235,588	2/14/2014	870	—
	EUR	307,481	USD	419,398	2/14/2014	4,697	—
	GBP	403,418	USD	661,880	2/14/2014	—	(1,249)

						18,983	(1,249)

Net Unrealized Appreciation/(Depreciation)						$37,576	$(2,387)

140

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$6,242,926	$—	$—	$6,242,926
Medical-Drugs	2,334,586	705,584	—	3,040,170
Oil Companies-Integrated	—	1,772,990	—	1,772,990
Telephone-Integrated	147,614	298,976	—	446,590
Other Industries*	36,644,099	—	—	36,644,099
Preferred Securities	123,420	—	—	123,420
Preferred Securities/Capital Securities	—	82,143	—	82,143
Convertible Bonds & Notes	—	5,954,807	—	5,954,807
U.S. Corporate Bonds & Notes	—	3,624,070	—	3,624,070
Foreign Corporate Bonds & Notes	—	483,315	—	483,315
U.S. Government Trasuries:
United States Treasury Bonds	—	568,438	—	568,438
United States Treasury Notes	—	10,264,850	—	10,264,850
Foreign Convertible Bonds & Notes	—	517,749	—	517,749
Short-Term Investment Securities:
Time Deposits	—	8,151,000	—	8,151,000
Other Financial Instruments: @
Open Forward Foreign Currency Contracts-Appreciation	—	37,576	—	37,576

Total	$45,492,645	$32,461,498	$—	$77,954,143

LIABILITIES:
Other Financial Instruments: @
Open Forward Foreign Currency Contracts-Depreciation	$—	$2,387	$—	$2,387

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

141

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Electric-Integrated	35.0%
Pipelines	9.3
Cable/Satellite TV	8.7
Gas-Distribution	7.7
Telephone-Integrated	5.9
Independent Power Producers	5.2
Oil Companies-Exploration & Production	4.5
Cellular Telecom	4.4
Commercial Paper	3.5
Energy-Alternate Sources	2.5
Electric-Generation	2.3
Real Estate Investment Trusts	1.8
Electric-Transmission	1.6
Wireless Equipment	1.5
Telecom Services	1.3
Gas-Transportation	1.1
Electric-Distribution	0.8
Broadcast Services/Program	0.6
Building-Heavy Construction	0.6
Oil & Gas Drilling	0.5
Oil Refining & Marketing	0.5
Multimedia	0.4
Non-Hazardous Waste Disposal	0.3
Web Portals/ISP	0.1
Oil-Field Services	0.1

100.2%

*	Calculated as a percentage of net assets

142

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.6%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings Bhd(1)	295,800	$259,790

Building-Heavy Construction — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	51,000	300,084

Cable/Satellite TV — 8.7%
Altice Sa Common Stock	9,576	369,115
Charter Communications, Inc., Class A†	194	26,578
Comcast Corp., Special Class A	43,600	2,282,460
Liberty Global PLC, Class A†	6,117	488,932
Liberty Global PLC, Class C†	6,179	490,180
Time Warner Cable, Inc.	6,092	811,881

		4,469,146

Cellular Telecom — 4.4%
Cellcom Israel, Ltd.	17,620	220,074
MegaFon OAO GDR	140	4,176
MegaFon OAO GDR(1)	4,090	121,951
Mobile Telesystems OJSC	5,870	48,047
Mobile Telesystems OJSC ADR	30,835	531,904
Tim Participacoes SA ADR	10,076	262,278
Turkcell Iletisim Hizmetleri AS†(1)	63,520	314,145
Vodafone Group PLC(1)	201,068	747,184

		2,249,759

Electric-Distribution — 0.8%
AGL Energy, Ltd.(1)	11,230	148,939
Aksa Enerji Uretim AS†(1)	149,360	141,759
Infraestructura Energetica Nova SAB de CV	23,700	101,931

		392,629

Electric-Generation — 2.3%
AES Corp.	71,520	1,005,571
CEZ AS(1)	4,895	123,855
E. ON Russia JSC	602,854	39,605
Tractebel Energia SA	1,700	24,303

		1,193,334

Electric-Integrated — 30.0%
ALLETE, Inc.	520	25,990
Alliant Energy Corp.	8,120	421,915
Ameren Corp.	2,890	109,358
American Electric Power Co., Inc.	19,052	929,928
Cia Paranaense de Energia-Copel ADR	12,440	142,562
CMS Energy Corp.	51,210	1,423,126
CPFL Energia SA	6,600	49,529
Dominion Resources, Inc.	13,430	912,031
DTE Energy Co.	10,120	690,387
Duke Energy Corp.	9,640	680,777
Edison International	19,780	952,605
EDP - Energias de Portugal SA(1)	405,394	1,523,281
EDP - Energias do Brasil SA	90,700	362,687
GDF Suez(1)	25,349	558,848
Great Plains Energy, Inc.	5,255	129,693
Light SA	16,340	129,122
NextEra Energy, Inc.	16,256	1,494,414
Northeast Utilities	29,850	1,307,430
OGE Energy Corp.	20,930	713,085
Pinnacle West Capital Corp.	8,040	423,145
Portland General Electric Co.	20,250	611,145
PPL Corp.	8,636	264,003
Public Service Enterprise Group, Inc.	29,650	988,531
SSE PLC(1)	27,660	593,818

		15,437,410

Security Description	Shares	Value (Note 2)

Electric-Transmission — 1.6%
ITC Holdings Corp.	3,300	$341,550
Red Electrica Corp. SA(1)	6,563	459,075

		800,625

Energy-Alternate Sources — 2.5%
China Longyuan Power Group Corp.(1)	130,000	154,667
EDP Renovaveis SA(1)	163,384	941,590
Enel Green Power SpA(1)	21,871	55,199
Infinis Energy PLC†(1)	36,679	155,663

		1,307,119

Gas-Distribution — 7.7%
AGL Resources, Inc.	3,230	154,329
Canadian Utilities, Ltd., Class A	3,900	132,714
CenterPoint Energy, Inc.	24,810	580,554
Centrica PLC(1)	48,171	246,369
China Resources Gas Group, Ltd.(1)	104,000	320,903
Enagas SA(1)	26,269	718,494
Gas Natural SDG SA(1)	16,710	413,197
National Grid PLC(1)	12,684	164,546
NiSource, Inc.	6,160	211,719
Questar Corp.	5,200	121,264
Sempra Energy	9,620	891,870

		3,955,959

Gas-Transportation — 1.1%
Snam SpA(1)	98,230	538,788

Independent Power Producers — 5.2%
Calpine Corp.†	69,790	1,324,614
NRG Energy, Inc.	47,729	1,329,253

		2,653,867

Multimedia — 0.4%
Quebecor, Inc., Class B	3,240	69,004
Twenty-First Century Fox, Inc., Class A	4,000	127,280

		196,284

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	8,720	156,960

Oil & Gas Drilling — 0.5%
Ensco PLC, Class A	3,050	153,628
Noble Corp. PLC	3,390	105,192

		258,820

Oil Companies-Exploration & Production — 4.5%
Anadarko Petroleum Corp.	4,600	371,174
Antero Resources Corp.†	5,740	337,167
Energen Corp.	6,940	490,797
EQT Corp.	8,950	830,649
Noble Energy, Inc.	2,600	162,058
Range Resources Corp.	320	27,581
Rice Energy, Inc.†	4,340	102,077

		2,321,503

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	5,350	235,079

Oil-Field Services — 0.1%
Targa Resources Corp.	286	25,823

Pipelines — 9.3%
APA Group(1)	23,255	121,773
Enbridge, Inc.	11,980	502,972
Kinder Morgan, Inc.	39,554	1,345,231
ONEOK, Inc.	14,290	978,722
SemGroup Corp., Class A	1,660	102,522
Spectra Energy Corp.	17,700	636,315

143

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines (continued)
TransCanada Corp.	7,220	$313,888
Williams Cos., Inc.	19,640	795,223

		4,796,646

Radio — 0.0%
Sirius XM Holdings, Inc.†	6,790	24,308

Real Estate Investment Trusts — 1.8%
American Tower Corp.	11,470	927,694

Telecom Services — 1.3%
Telekomunikasi Indonesia Persero Tbk PT(1)	303,500	56,050
TELUS Corp.	770	26,915
XL Axiata Tbk PT(1)	375,000	149,161
Ziggo NV(1)	10,100	438,762

		670,888

Telephone-Integrated — 5.9%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	315,590	484,277
CenturyLink, Inc.	11,383	328,513
KDDI Corp.(1)	500	27,491
Portugal Telecom SGPS SA(1)	34,470	151,723
TDC A/S(1)	53,899	506,704
Telecom Italia SpA(1)	23,801	26,444
Telecom Italia SpA RSP(1)	341,308	287,489
Telefonica Brasil SA ADR	10,643	202,217
Verizon Communications, Inc.	12,120	582,002
Windstream Holdings, Inc.	61,610	460,843

		3,057,703

Web Portals/ISP — 0.1%
Iliad SA(1)	324	74,178

Wireless Equipment — 0.5%
SBA Communications Corp., Class A†	2,880	267,120

Total Common Stocks (cost $39,550,859)		46,571,516

CONVERTIBLE PREFERRED SECURITIES — 1.6%
Electric-Integrated — 1.4%
PPL Corp. 8.75%	14,220	732,472

Wireless Equipment — 0.2%
Crown Castle International Corp. Series A 0.045	1,040	102,014

Total Convertible Preferred Securities (cost $862,891)		834,486

PREFERRED SECURITIES — 3.6%
Electric-Integrated — 3.6%
Cia Energetica de Minas Gerais	63,842	368,514
Cia Paranaense de Energia, Class B	35,100	404,779
Dominion Resources, Inc. Series A	5,570	311,530
Dominion Resources, Inc. Series B	5,750	322,172
NextEra Energy, Inc.	7,440	444,763

Total Preferred Securities (cost $2,044,731)		1,851,758

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.9%
Broadcast Services/Program — 0.1%
XM Satellite Radio, Inc. Company Guar. Notes 7.00% due 12/01/2014(3)	$21,000	$41,658

Wireless Equipment — 0.8%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014	141,000	430,579

Total Convertible Bonds & Notes (cost $236,298)		472,237

Total Long-Term Investment Securities (cost $42,658,734)		49,729,997

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Commercial Paper — 3.5%
HSBC Americas, Inc. 0.05% due 02/3/2014 (cost $1,801,995)	1,802,000	1,801,995

TOTAL INVESTMENTS (cost $44,496,774)(2)	100.2%	51,531,992
Liabilities in excess of other assets	(0.2)	(120,220)

NET ASSETS	100.0%	$51,411,772

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $11,326,197 representing 22.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Illiquid Security. At January 31, 2014, the aggregate value of these securities was $41,658 representing 0.1% of net assets.

ADR — American Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

144

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	939,828	USD	1,293,008	3/18/2014	$25,445	$—
	GBP	35,434	USD	58,005	4/11/2014	—	(216)

						25,445	(216)

Citibank N.A.	USD	36,615	EUR	26,879	4/11/2014	—	(362)

Credit Suisse London Branch	EUR	993,973	USD	1,358,679	4/11/2014	18,068	—
	GBP	324,286	USD	532,306	4/11/2014	—	(522)
	USD	36,902	EUR	26,992	4/11/2014	—	(496)

						18,068	(1,018)

Deutsche Bank AG	EUR	193,774	USD	262,122	4/11/2014	771	—
	GBP	54,082	USD	88,559	4/11/2014	—	(303)
	USD	58,791	EUR	43,294	4/11/2014	—	(398)

						771	(701)

Goldman Sachs International	USD	21,494	EUR	15,781	4/11/2014	—	(210)

JPMorgan Chase Bank N.A	EUR	976,848	USD	1,335,283	4/11/2014	17,771	—

Merrill Lynch International Bank Ltd	GBP	324,286	USD	532,465	4/11/2014	—	(364)

Royal Bank of Scotland PLC	USD	5,561	EUR	4,068	4/11/2014	—	(75)

UBS AG	GBP	9,283	USD	15,259	4/11/2014	6	—
	USD	49,480	EUR	36,164	4/11/2014	—	(705)

						6	(705)

Net Unrealized Appreciation (Depreciation)						$62,061	$(3,651)

EUR	— Euro Dollar
GBP	— British Pound
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Broadcast Services/Program	$—	$259,790	$—	$259,790
Building — Heavy Construction	—	300,084	—	300,084
Cable/Satellite TV	4,469,146	—	—	4,469,146
Cellular Telecom	1,066,479	1,183,280	—	2,249,759
Electric — Distribution	101,931	290,698	—	392,629
Electric — Generation	1,069,479	123,855	—	1,193,334
Electric — Integrated	12,761,463	2,675,947	—	15,437,410
Electric — Transmission	341,550	459,075	—	800,625
Energy — Alternate Sources	—	1,307,119	—	1,307,119
Gas — Distribution	2,092,450	1,863,509	—	3,955,959
Gas — Transportation	—	538,788	—	538,788
Independent Power Producers	2,653,867	—	—	2,653,867
Pipelines	4,674,873	121,773	—	4,796,646
Telecom Services	26,915	643,973	—	670,888
Telephone — Integrated	1,573,575	1,484,128	—	3,057,703
Web Portals/ISP	—	74,178	—	74,178
Other Industries*	4,413,591	—	—	4,413,591
Convertible Preferred Securities	834,486	—	—	834,486
Preferred Securities	1,851,758	—	—	1,851,758
Convertible Bonds & Notes	—	472,237	—	472,237
Short-Term Investment Securities:
Commercial Paper	—	1,801,995	—	1,801,995

145

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Other Financial Instruments:@
Open Foward Foreign Contracts — Appreciation	$—	$62,061	$—	$62,061

Total	$37,931,563	$13,662,490	$—	$51,594,053

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Depreciation	$—	$3,651	$—	$3,651

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,882,306 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

146

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	8.5%
Medical-Drugs	5.3
Oil Companies-Integrated	4.1
Diversified Banking Institutions	3.6
Diversified Manufacturing Operations	3.0
Computers	2.9
Banks-Super Regional	2.5
Oil Companies-Exploration & Production	2.4
Medical-Biomedical/Gene	2.4
Electric-Integrated	2.4
Web Portals/ISP	2.1
Applications Software	2.1
Telephone-Integrated	1.9
Real Estate Investment Trusts	1.9
Beverages-Non-alcoholic	1.7
Cosmetics & Toiletries	1.6
Multimedia	1.5
Computer Services	1.5
Electronic Components-Semiconductors	1.5
Retail-Discount	1.4
Insurance-Multi-line	1.3
Tobacco	1.3
Aerospace/Defense	1.3
Cable/Satellite TV	1.2
Finance-Credit Card	1.2
Insurance-Reinsurance	1.1
Retail-Restaurants	1.1
E-Commerce/Products	1.1
Commercial Services-Finance	1.1
Oil-Field Services	1.0
Chemicals-Diversified	1.0
Food-Misc./Diversified	0.9
Medical-HMO	0.9
Retail-Building Products	0.9
Medical Products	0.9
Semiconductor Components-Integrated Circuits	0.9
Transport-Rail	0.8
Enterprise Software/Service	0.8
Retail-Drug Store	0.7
Transport-Services	0.7
Investment Management/Advisor Services	0.7
Networking Products	0.7
Repurchase Agreements	0.7
Computers-Memory Devices	0.7
Medical Instruments	0.7
Insurance-Life/Health	0.6
Internet Content-Entertainment	0.6
Auto-Cars/Light Trucks	0.6
E-Commerce/Services	0.6
Aerospace/Defense-Equipment	0.5
Pipelines	0.5
Agricultural Chemicals	0.5
Banks-Fiduciary	0.5
Medical-Wholesale Drug Distribution	0.4
Instruments-Controls	0.4
Medical-Generic Drugs	0.4
U.S. Government Treasuries	0.4
Industrial Gases	0.4
Machinery-Construction & Mining	0.4
Retail-Apparel/Shoe	0.4
Insurance-Property/Casualty	0.4
Auto/Truck Parts & Equipment-Original	0.3

Oil Refining & Marketing	0.3%
Pharmacy Services	0.3
Banks-Commercial	0.3
Electric Products-Misc.	0.3
Oil Field Machinery & Equipment	0.3
Chemicals-Specialty	0.3
Instruments-Scientific	0.3
Oil & Gas Drilling	0.3
Athletic Footwear	0.3
Consumer Products-Misc.	0.3
Finance-Other Services	0.3
Insurance Brokers	0.3
Retail-Major Department Stores	0.3
Gas-Distribution	0.3
Data Processing/Management	0.3
Food-Retail	0.3
Distribution/Wholesale	0.3
Apparel Manufacturers	0.2
Airlines	0.2
Beverages-Wine/Spirits	0.2
Semiconductor Equipment	0.2
Metal Processors & Fabrication	0.2
Hotels/Motels	0.2
Finance-Investment Banker/Broker	0.2
Metal-Copper	0.2
Machinery-Farming	0.2
Television	0.2
Electronic Components-Misc.	0.2
Retail-Auto Parts	0.2
Retail-Regional Department Stores	0.2
Paper & Related Products	0.2
Electronic Forms	0.2
Non-Hazardous Waste Disposal	0.2
Agricultural Operations	0.1
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Food-Confectionery	0.1
Telecom Equipment-Fiber Optics	0.1
Electronic Measurement Instruments	0.1
Electronic Security Devices	0.1
Internet Security	0.1
Engines-Internal Combustion	0.1
Telecommunication Equipment	0.1
Food-Wholesale/Distribution	0.1
Engineering/R&D Services	0.1
Building-Residential/Commercial	0.1
Auto-Heavy Duty Trucks	0.1
Steel-Producers	0.1
Toys	0.1
Tools-Hand Held	0.1
Office Automation & Equipment	0.1
Casino Hotels	0.1
Cruise Lines	0.1
Publishing-Newspapers	0.1
Commercial Services	0.1
Medical Information Systems	0.1
Food-Meat Products	0.1
Machinery-Pumps	0.1
Industrial Automated/Robotic	0.1
Coatings/Paint	0.1
Vitamins & Nutrition Products	0.1

147

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited) — (continued)

Medical Labs & Testing Services	0.1%
Wireless Equipment	0.1
Electronic Connectors	0.1
Retail-Bedding	0.1
Motorcycle/Motor Scooter	0.1
Machinery-General Industrial	0.1
Retail-Automobile	0.1
Coal	0.1
Containers-Metal/Glass	0.1
Metal-Aluminum	0.1
Computer Aided Design	0.1
Dialysis Centers	0.1
Gold Mining	0.1
Publishing-Periodicals	0.1
Appliances	0.1
Disposable Medical Products	0.1
Containers-Paper/Plastic	0.1
Hazardous Waste Disposal	0.1
Finance-Consumer Loans	0.1
Dental Supplies & Equipment	0.1
Electronics-Military	0.1
Retail-Gardening Products	0.1
Electric-Generation	0.1
Retail-Jewelry	0.1
Independent Power Producers	0.1
Home Decoration Products	0.1
Filtration/Separation Products	0.1
Savings & Loans/Thrifts	0.1

99.8%

*	Calculated as a percentage of net assets

148

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	16,901	$275,824
Omnicom Group, Inc.	10,443	757,953

		1,033,777

Aerospace/Defense — 1.3%
Boeing Co.	28,071	3,516,173
General Dynamics Corp.	13,586	1,376,398
Lockheed Martin Corp.	10,925	1,648,692
Northrop Grumman Corp.	9,014	1,041,568
Raytheon Co.	12,972	1,233,248
Rockwell Collins, Inc.	5,482	414,220

		9,230,299

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	34,275	3,908,035

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	2,326	536,981
Monsanto Co.	21,351	2,274,949
Mosaic Co.	13,832	617,737

		3,429,667

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	26,766	1,056,722

Airlines — 0.2%
Delta Air Lines, Inc.	34,837	1,066,361
Southwest Airlines Co.	28,290	592,675

		1,659,036

Apparel Manufacturers — 0.2%
Michael Kors Holdings, Ltd.†	7,254	579,812
Ralph Lauren Corp.	2,421	379,831
VF Corp.	14,280	834,666

		1,794,309

Appliances — 0.1%
Whirlpool Corp.	3,187	424,827

Applications Software — 2.1%
Citrix Systems, Inc.†	7,608	411,365
Intuit, Inc.	11,566	847,209
Microsoft Corp.	308,454	11,674,984
Red Hat, Inc.†	7,687	434,316
Salesforce.com, Inc.†	22,525	1,363,438

		14,731,312

Athletic Footwear — 0.3%
NIKE, Inc., Class B	30,368	2,212,309

Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,763	285,777

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	159,970	2,393,151
General Motors Co.†	46,246	1,668,556

		4,061,707

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	14,373	804,888

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	9,240	496,188
Delphi Automotive PLC	11,370	692,319
Johnson Controls, Inc.	27,780	1,281,214

		2,469,721

Security Description	Shares	Value (Note 2)

Banks-Commercial — 0.3%
BB&T Corp.	28,581	$1,069,215
M&T Bank Corp.	5,280	588,773
Regions Financial Corp.	55,934	568,849
Zions Bancorporation	7,492	215,395

		2,442,232

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	46,715	1,493,011
Northern Trust Corp.	9,166	551,977
State Street Corp.	17,825	1,193,384

		3,238,372

Banks-Super Regional — 2.5%
Capital One Financial Corp.	23,410	1,652,980
Comerica, Inc.	7,427	340,157
Fifth Third Bancorp	35,847	753,504
Huntington Bancshares, Inc.	33,688	305,550
KeyCorp	36,408	464,566
PNC Financial Services Group, Inc.	21,581	1,723,890
SunTrust Banks, Inc.	21,734	804,593
US Bancorp	74,155	2,946,178
Wells Fargo & Co.	194,636	8,824,796

		17,816,214

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	154,202	5,831,920
Coca-Cola Enterprises, Inc.	9,805	424,458
Dr Pepper Snapple Group, Inc.	8,147	390,078
Monster Beverage Corp.†	5,505	373,790
PepsiCo, Inc.	62,270	5,004,017

		12,024,263

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	6,621	551,529
Brown-Forman Corp., Class B	6,598	508,046
Constellation Brands, Inc., Class A†	6,733	516,219

		1,575,794

Brewery — 0.0%
Molson Coors Brewing Co., Class B	6,405	337,159

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	9,163	731,024
Scripps Networks Interactive, Inc., Class A.	4,442	322,134

		1,053,158

Building Products-Cement — 0.0%
Vulcan Materials Co.	5,276	325,687

Building Products-Wood — 0.0%
Masco Corp.	14,493	306,672

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	11,535	270,842
Lennar Corp., Class A	6,739	270,638
PulteGroup, Inc.	13,998	284,439

		825,919

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	8,686	139,324
Comcast Corp., Class A	105,813	5,761,518
DIRECTV†	19,842	1,377,630
Time Warner Cable, Inc.	11,446	1,525,408

		8,803,880

149

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	3,283	$713,790

Casino Services — 0.0%
International Game Technology	10,106	145,830

Chemicals-Diversified — 1.0%
Dow Chemical Co.	49,247	2,241,231
E.I. du Pont de Nemours & Co.	37,603	2,294,159
FMC Corp.	5,411	382,179
LyondellBasell Industries NV, Class A	17,738	1,397,045
PPG Industries, Inc.	5,767	1,051,670

		7,366,284

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	6,263	488,263
Ecolab, Inc.	11,013	1,107,247
International Flavors & Fragrances, Inc.	3,319	287,691
Sigma-Aldrich Corp.	4,882	453,880

		2,337,081

Coal — 0.1%
CONSOL Energy, Inc.	9,292	347,056
Peabody Energy Corp.	10,956	186,800

		533,856

Coatings/Paint — 0.1%
Sherwin-Williams Co.	3,497	640,860

Commercial Services — 0.1%
Cintas Corp.	4,089	233,359
Iron Mountain, Inc.	6,906	182,388
Quanta Services, Inc.†	8,678	270,493

		686,240

Commercial Services-Finance — 1.1%
Alliance Data Systems Corp.†	1,978	474,047
Automatic Data Processing, Inc.	19,548	1,497,377
Equifax, Inc.	4,924	344,975
H&R Block, Inc.	11,119	338,018
MasterCard, Inc., Class A	42,040	3,181,587
McGraw Hill Financial, Inc.	10,996	836,136
Moody’s Corp.	7,686	573,222
Total System Services, Inc.	6,768	202,228
Western Union Co.	22,411	345,129

		7,792,719

Computer Aided Design — 0.1%
Autodesk, Inc.†	9,160	469,450

Computer Services — 1.5%
Accenture PLC, Class A	25,813	2,061,943
Cognizant Technology Solutions Corp., Class A†	12,283	1,190,468
Computer Sciences Corp.	5,996	362,218
International Business Machines Corp.	41,445	7,322,503

		10,937,132

Computer Software — 0.0%
Akamai Technologies, Inc.†	7,234	344,917

Computers — 2.9%
Apple, Inc.	36,533	18,288,420
Hewlett-Packard Co.	78,036	2,263,044

		20,551,464

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 0.0%
Teradata Corp.†	6,622	$272,297

Computers-Memory Devices — 0.7%
EMC Corp.	83,557	2,025,422
NetApp, Inc.	13,809	584,673
SanDisk Corp.	9,172	637,912
Seagate Technology PLC	13,243	700,025
Western Digital Corp.	8,564	737,960

		4,685,992

Consumer Products-Misc. — 0.3%
Clorox Co.	5,240	462,535
Kimberly-Clark Corp.	15,496	1,694,797

		2,157,332

Containers-Metal/Glass — 0.1%
Ball Corp.	5,891	301,560
Owens-Illinois, Inc.†	6,673	213,803

		515,363

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	4,179	160,934
Sealed Air Corp.	7,954	248,085

		409,019

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	17,608	262,183
Colgate-Palmolive Co.	35,689	2,185,238
Estee Lauder Cos., Inc., Class A	10,381	713,590
Procter & Gamble Co.	110,371	8,456,626

		11,617,637

Cruise Lines — 0.1%
Carnival Corp.	17,775	696,602

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	1,574	173,140
Fidelity National Information Services, Inc.	11,860	601,302
Fiserv, Inc.†	10,473	587,012
Paychex, Inc.	13,210	552,442

		1,913,896

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	5,777	266,551
Patterson Cos., Inc.	3,377	134,945

		401,496

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	7,164	465,159

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	3,163	409,893

Distribution/Wholesale — 0.3%
Fastenal Co.	11,089	487,140
Fossil Group, Inc.†	1,995	223,101
Genuine Parts Co.	6,287	517,106
WW Grainger, Inc.	2,511	588,779

		1,816,126

Diversified Banking Institutions — 3.6%
Bank of America Corp.	433,088	7,254,224
Citigroup, Inc.	123,152	5,841,099
Goldman Sachs Group, Inc.	17,115	2,808,914
JPMorgan Chase & Co.	152,638	8,450,040
Morgan Stanley	56,255	1,660,085

		26,014,362

150

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 3.0%
3M Co.	25,971	$3,329,223
Danaher Corp.	24,346	1,811,099
Dover Corp.	6,929	599,774
Eaton Corp. PLC	19,243	1,406,471
General Electric Co.	410,806	10,323,555
Illinois Tool Works, Inc.	16,580	1,307,665
Ingersoll-Rand PLC	10,879	639,576
Leggett & Platt, Inc.	5,766	173,095
Parker Hannifin Corp.	6,057	686,682
Pentair, Ltd.	8,086	601,032
Textron, Inc.	11,390	404,345

		21,282,517

Diversified Operations — 0.0%
Leucadia National Corp.	12,726	347,802

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	15,055	5,400,078
eBay, Inc.†	47,307	2,516,732

		7,916,810

E-Commerce/Services — 0.6%
Expedia, Inc.	4,181	271,682
Netflix, Inc.†	2,406	984,848
priceline.com, Inc.†	2,088	2,390,530
TripAdvisor, Inc.†	4,528	349,516

		3,996,576

Electric Products-Misc. — 0.3%
AMETEK, Inc.	9,916	490,049
Emerson Electric Co.	28,584	1,884,829

		2,374,878

Electric-Generation — 0.1%
AES Corp.	26,662	374,868

Electric-Integrated — 2.4%
Ameren Corp.	9,851	372,762
American Electric Power Co., Inc.	19,765	964,730
CMS Energy Corp.	10,795	299,993
Consolidated Edison, Inc.	11,892	647,044
Dominion Resources, Inc.	23,568	1,600,503
DTE Energy Co.	7,179	489,751
Duke Energy Corp.	28,663	2,024,181
Edison International	13,229	637,109
Entergy Corp.	7,239	456,274
Exelon Corp.	34,781	1,008,649
FirstEnergy Corp.	16,981	534,732
Integrys Energy Group, Inc.	3,231	175,573
NextEra Energy, Inc.	17,487	1,607,580
Northeast Utilities	12,780	559,764
Pepco Holdings, Inc.	10,114	196,515
PG&E Corp.	18,243	768,942
Pinnacle West Capital Corp.	4,466	235,046
PPL Corp.	25,650	784,120
Public Service Enterprise Group, Inc.	20,540	684,804
SCANA Corp.	5,683	268,635
Southern Co.	35,802	1,476,474
TECO Energy, Inc.	8,293	135,839
Wisconsin Energy Corp.	9,244	394,441
Xcel Energy, Inc.	20,204	584,098

		16,907,559

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	4,996	$225,070
Jabil Circuit, Inc.	7,488	134,559
TE Connectivity, Ltd.	16,663	941,626

		1,301,255

Electronic Components-Semiconductors — 1.5%
Altera Corp.	12,972	433,654
Broadcom Corp., Class A	21,910	652,042
First Solar, Inc.†	2,814	142,332
Intel Corp.	201,842	4,953,203
LSI Corp.	22,214	245,020
Microchip Technology, Inc.	8,011	359,373
Micron Technology, Inc.†	42,710	984,038
NVIDIA Corp.	23,494	368,856
Texas Instruments, Inc.	44,444	1,884,426
Xilinx, Inc.	10,895	505,746

		10,528,690

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,427	558,378

Electronic Forms — 0.2%
Adobe Systems, Inc.†	18,877	1,117,330

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	13,431	781,013
FLIR Systems, Inc.	5,768	182,961

		963,974

Electronic Security Devices — 0.1%
Allegion PLC†	3,662	180,720
Tyco International, Ltd.	18,893	764,977

		945,697

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,599	399,741

Engineering/R&D Services — 0.1%
Fluor Corp.	6,620	502,855
Jacobs Engineering Group, Inc.†	5,337	324,009

		826,864

Engines-Internal Combustion — 0.1%
Cummins, Inc.	7,069	897,622

Enterprise Software/Service — 0.8%
CA, Inc.	13,193	423,232
Oracle Corp.	142,489	5,257,844

		5,681,076

Entertainment Software — 0.0%
Electronic Arts, Inc.†	12,450	328,680

Filtration/Separation Products — 0.1%
Pall Corp.	4,499	360,370

Finance-Consumer Loans — 0.1%
SLM Corp.	17,712	403,125

Finance-Credit Card — 1.2%
American Express Co.	37,408	3,180,428
Discover Financial Services	19,449	1,043,439
Visa, Inc., Class A	20,677	4,454,446

		8,678,313

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	47,113	1,169,345
E*TRADE Financial Corp.†	11,655	233,333

		1,402,678

151

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Other Services — 0.3%
CME Group, Inc.	12,800	$956,928
IntercontinentalExchange Group, Inc.	4,671	975,258
NASDAQ OMX Group, Inc.	4,688	178,847

		2,111,033

Food-Confectionery — 0.1%
Hershey Co.	6,072	603,557
J.M. Smucker Co.	4,268	411,392

		1,014,949

Food-Meat Products — 0.1%
Hormel Foods Corp.	5,465	248,330
Tyson Foods, Inc., Class A	11,029	412,484

		660,814

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	7,247	298,649
ConAgra Foods, Inc.	17,138	544,817
General Mills, Inc.	25,754	1,236,707
Kellogg Co.	10,448	605,775
Kraft Foods Group, Inc.	24,182	1,265,928
McCormick & Co., Inc.	5,359	343,941
Mondelez International, Inc., Class A	71,211	2,332,160

		6,627,977

Food-Retail — 0.3%
Kroger Co.	21,131	762,829
Safeway, Inc.	10,021	313,056
Whole Foods Market, Inc.	15,126	790,485

		1,866,370

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	23,614	828,379

Gas-Distribution — 0.3%
AGL Resources, Inc.	4,815	230,061
CenterPoint Energy, Inc.	17,403	407,230
NiSource, Inc.	12,692	436,224
Sempra Energy	9,223	855,064

		1,928,579

Gold Mining — 0.1%
Newmont Mining Corp.	20,207	436,471

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	3,487	408,188

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	11,694	361,345

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	9,122	449,715
Starwood Hotels & Resorts Worldwide, Inc.	7,776	580,945
Wyndham Worldwide Corp.	5,291	375,343

		1,406,003

Human Resources — 0.0%
Robert Half International, Inc.	5,637	235,514

Independent Power Producers — 0.1%
NRG Energy, Inc.	13,112	365,169

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	5,631	646,664

Security Description	Shares	Value (Note 2)

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	8,579	$901,996
Airgas, Inc.	2,685	277,199
Praxair, Inc.	11,972	1,493,148

		2,672,343

Instruments-Controls — 0.4%
Honeywell International, Inc.	31,868	2,907,318

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	4,548	198,293
Thermo Fisher Scientific, Inc.	14,673	1,689,449
Waters Corp.†	3,460	374,614

		2,262,356

Insurance Brokers — 0.3%
Aon PLC	12,224	983,543
Marsh & McLennan Cos., Inc.	22,316	1,020,064

		2,003,607

Insurance-Life/Health — 0.6%
Aflac, Inc.	18,885	1,185,600
Lincoln National Corp.	10,652	511,616
Principal Financial Group, Inc.	11,115	484,280
Prudential Financial, Inc.	18,800	1,586,532
Torchmark Corp.	3,671	275,876
Unum Group	10,604	341,449

		4,385,353

Insurance-Multi-line — 1.3%
ACE, Ltd.	13,810	1,295,516
Allstate Corp.	18,469	945,613
American International Group, Inc.(1)	59,783	2,867,193
Assurant, Inc.	2,953	192,979
Cincinnati Financial Corp.	5,980	289,731
Genworth Financial, Inc., Class A†	20,048	295,708
Hartford Financial Services Group, Inc.	18,153	603,587
Loews Corp.	12,424	553,986
MetLife, Inc.	45,471	2,230,353
XL Group PLC	11,483	330,021

		9,604,687

Insurance-Property/Casualty — 0.4%
Chubb Corp.	10,222	864,168
Progressive Corp.	22,459	521,947
Travelers Cos., Inc.	14,783	1,201,562

		2,587,677

Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	73,086	8,156,398

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	66,783	4,178,612

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	3,179	340,153

Internet Security — 0.1%
Symantec Corp.	28,367	607,338
VeriSign, Inc.†	5,231	307,321

		914,659

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	7,899	834,450
BlackRock, Inc.	5,159	1,550,125
Franklin Resources, Inc.	16,393	852,600
Invesco, Ltd.	17,980	597,835

152

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Legg Mason, Inc.	4,310	$182,528
T. Rowe Price Group, Inc.	10,563	828,562

		4,846,100

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	25,833	2,425,977
Joy Global, Inc.	4,315	227,789

		2,653,766

Machinery-Farming — 0.2%
Deere & Co.	15,545	1,336,248

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	4,026	552,528

Machinery-Pumps — 0.1%
Flowserve Corp.	5,663	409,605
Xylem, Inc.	7,524	251,000

		660,605

Medical Information Systems — 0.1%
Cerner Corp.†	11,981	681,599

Medical Instruments — 0.7%
Boston Scientific Corp.†	54,215	733,529
Edwards Lifesciences Corp.†	4,442	289,263
Intuitive Surgical, Inc.†	1,546	630,119
Medtronic, Inc.	40,502	2,290,793
St Jude Medical, Inc.	11,849	719,590

		4,663,294

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,549	318,807
Quest Diagnostics, Inc.	5,905	310,012

		628,819

Medical Products — 0.9%
Baxter International, Inc.	22,039	1,505,264
Becton Dickinson and Co.	7,885	852,526
CareFusion Corp.†	8,581	349,847
Covidien PLC	18,678	1,274,587
Hospira, Inc.†	6,726	296,011
Stryker Corp.	11,976	929,337
Varian Medical Systems, Inc.†	4,293	349,064
Zimmer Holdings, Inc.	6,943	652,434

		6,209,070

Medical-Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	7,940	1,260,316
Amgen, Inc.	30,621	3,642,368
Biogen Idec, Inc.†	9,591	2,998,530
Celgene Corp.†	16,732	2,542,093
Gilead Sciences, Inc.†	62,260	5,021,269
Regeneron Pharmaceuticals, Inc.†	3,189	920,314
Vertex Pharmaceuticals, Inc.†	9,453	747,165

		17,132,055

Medical-Drugs — 5.3%
Abbott Laboratories	62,781	2,301,551
AbbVie, Inc.	64,595	3,180,012
Allergan, Inc.	12,051	1,381,045
Bristol-Myers Squibb Co.	66,849	3,340,444
Eli Lilly & Co.	40,257	2,174,280
Forest Laboratories, Inc.†	9,592	635,950
Johnson & Johnson	114,562	10,135,300

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Merck & Co., Inc.	118,642	$6,284,467
Pfizer, Inc.	263,157	7,999,973
Zoetis, Inc.	20,302	616,369

		38,049,391

Medical-Generic Drugs — 0.4%
Actavis PLC†	7,067	1,335,522
Mylan, Inc.†	15,503	703,991
Perrigo Co. PLC	5,402	840,875

		2,880,388

Medical-HMO — 0.9%
Aetna, Inc.	14,922	1,019,620
Cigna Corp.	11,223	968,657
Humana, Inc.	6,353	618,147
UnitedHealth Group, Inc.	40,878	2,954,662
WellPoint, Inc.	11,995	1,031,570

		6,592,656

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	4,029	185,374

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,379	630,457
Cardinal Health, Inc.	13,865	943,097
McKesson Corp.	9,327	1,626,722

		3,200,276

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	5,908	1,505,063

Metal-Aluminum — 0.1%
Alcoa, Inc.	43,429	499,868

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	42,143	1,365,855

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	6,218	120,132

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	8,978	553,853

Multimedia — 1.5%
Time Warner, Inc.	36,735	2,308,060
Twenty-First Century Fox, Inc., Class A	79,679	2,535,386
Viacom, Inc., Class B	16,479	1,352,926
Walt Disney Co.	66,358	4,818,254

		11,014,626

Networking Products — 0.7%
Cisco Systems, Inc.	217,094	4,756,530

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	11,024	353,099
Waste Management, Inc.	17,702	739,589

		1,092,688

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	8,195	206,350
Xerox Corp.	47,044	510,428

		716,778

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,923	193,286

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,822	136,980
Ensco PLC, Class A	9,483	477,659

153

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Helmerich & Payne, Inc.	4,324	$380,685
Nabors Industries, Ltd.	10,542	180,057
Noble Corp. PLC	10,287	319,206
Rowan Cos. PLC, Class A†	5,044	158,230
Transocean, Ltd.	13,757	595,403

		2,248,220

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	20,412	1,647,044
Apache Corp.	16,211	1,301,095
Cabot Oil & Gas Corp.	17,083	682,978
Chesapeake Energy Corp.	20,572	553,593
ConocoPhillips	49,744	3,230,873
Denbury Resources, Inc.†	14,889	239,266
Devon Energy Corp.	15,496	917,673
EOG Resources, Inc.	11,084	1,831,520
EQT Corp.	6,114	567,440
Newfield Exploration Co.†	5,509	136,458
Noble Energy, Inc.	14,582	908,896
Occidental Petroleum Corp.	32,717	2,865,028
Pioneer Natural Resources Co.	5,791	980,532
QEP Resources, Inc.	7,280	224,879
Range Resources Corp.	6,634	571,785
Southwestern Energy Co.†	14,273	580,769
WPX Energy, Inc.†	8,145	155,162

		17,394,991

Oil Companies-Integrated — 4.1%
Chevron Corp.	78,088	8,716,963
Exxon Mobil Corp.	177,379	16,347,249
Hess Corp.	11,550	871,909
Marathon Oil Corp.	28,286	927,498
Murphy Oil Corp.	7,134	403,856
Phillips 66	24,344	1,779,303

		29,046,778

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	9,659	579,250
FMC Technologies, Inc.†	9,619	475,563
National Oilwell Varco, Inc.	17,358	1,302,024

		2,356,837

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	12,223	1,064,012
Tesoro Corp.	5,394	277,899
Valero Energy Corp.	21,908	1,119,499

		2,461,410

Oil-Field Services — 1.0%
Baker Hughes, Inc.	17,989	1,018,897
Halliburton Co.	34,441	1,687,954
Schlumberger, Ltd.	53,474	4,682,718

		7,389,569

Paper & Related Products — 0.2%
International Paper Co.	18,013	859,941
MeadWestvaco Corp.	7,208	259,992

		1,119,933

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	32,719	2,443,782

Security Description	Shares	Value (Note 2)

Pipelines — 0.5%
Kinder Morgan, Inc.	27,339	$929,799
ONEOK, Inc.	8,373	573,467
Spectra Energy Corp.	27,179	977,085
Williams Cos., Inc.	27,741	1,123,233

		3,603,584

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	9,303	256,111
Graham Holdings Co., Class B	177	110,813
News Corp., Class A†	20,220	322,711

		689,635

Publishing-Periodicals — 0.1%
Nielsen Holdings NV	10,259	433,853

Real Estate Investment Trusts — 1.9%
American Tower Corp.	16,038	1,297,153
Apartment Investment & Management Co., Class A	5,924	165,694
AvalonBay Communities, Inc.	4,939	609,967
Boston Properties, Inc.	6,187	668,753
Crown Castle International Corp.†	13,565	962,572
Equity Residential	13,607	753,556
General Growth Properties, Inc.	21,829	439,636
HCP, Inc.	18,479	723,453
Health Care REIT, Inc.	11,721	678,880
Host Hotels & Resorts, Inc.	30,708	564,720
Kimco Realty Corp.	16,632	347,775
Macerich Co.	5,706	322,960
Plum Creek Timber Co., Inc.	7,183	309,372
Prologis, Inc.	20,245	784,696
Public Storage	5,866	924,423
Simon Property Group, Inc.	12,601	1,951,139
Ventas, Inc.	11,906	742,815
Vornado Realty Trust	7,061	648,412
Weyerhaeuser Co.	23,713	708,544

		13,604,520

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	11,258	298,787

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	11,388	545,371
Gap, Inc.	10,756	409,588
L Brands, Inc.	9,888	517,736
PVH Corp.	3,311	400,201
Ross Stores, Inc.	8,798	597,472
Urban Outfitters, Inc.†	4,427	158,575

		2,628,943

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,382	684,173
O’Reilly Automotive, Inc.†	4,358	570,811

		1,254,984

Retail-Automobile — 0.1%
AutoNation, Inc.†	2,611	128,957
CarMax, Inc.†	9,078	409,509

		538,466

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	8,720	556,772

Retail-Building Products — 0.9%
Home Depot, Inc.	57,180	4,394,283
Lowe’s Cos., Inc.	42,465	1,965,705

		6,359,988

154

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,746	$166,442

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	11,099	261,270

Retail-Discount — 1.4%
Costco Wholesale Corp.	17,731	1,992,255
Dollar General Corp.†	11,963	673,756
Dollar Tree, Inc.†	8,449	426,844
Family Dollar Stores, Inc.	3,922	242,458
Target Corp.	25,627	1,451,513
Wal-Mart Stores, Inc.	65,693	4,905,953

		9,692,779

Retail-Drug Store — 0.7%
CVS Caremark Corp.	48,329	3,272,840
Walgreen Co.	35,361	2,027,953

		5,300,793

Retail-Gardening Products — 0.1%
Tractor Supply Co.	5,667	376,912

Retail-Jewelry — 0.1%
Tiffany & Co.	4,467	371,610

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	5,855	336,370
TJX Cos., Inc.	28,878	1,656,442

		1,992,812

Retail-Office Supplies — 0.0%
Staples, Inc.	26,819	352,938

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	4,219	265,797

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	8,173	413,799
Macy’s, Inc.	14,962	795,978

		1,209,777

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	1,253	691,606
Darden Restaurants, Inc.	5,290	261,537
McDonald’s Corp.	40,402	3,804,656
Starbucks Corp.	30,599	2,176,201
Yum! Brands, Inc.	18,118	1,216,624

		8,150,624

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	9,988	236,316

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	19,302	174,490
People’s United Financial, Inc.	13,038	185,270

		359,760

Security Services — 0.0%
ADT Corp.	8,120	243,925

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	12,615	608,926
Linear Technology Corp.	9,469	421,749
QUALCOMM, Inc.	68,598	5,091,344

		6,122,019

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	48,841	$821,505
KLA-Tencor Corp.	6,729	413,632
Lam Research Corp.†	6,625	335,291

		1,570,428

Steel-Producers — 0.1%
Nucor Corp.	12,920	624,682
United States Steel Corp.	5,873	153,344

		778,026

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	4,383	137,802

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	58,762	1,011,294

Telecommunication Equipment — 0.1%
Harris Corp.	4,342	301,074
Juniper Networks, Inc.†	20,580	547,634

		848,708

Telephone-Integrated — 1.9%
AT&T, Inc.	213,902	7,127,215
CenturyLink, Inc.	24,000	692,640
Frontier Communications Corp.	40,593	190,787
Verizon Communications, Inc.	116,197	5,579,780
Windstream Holdings, Inc.	24,071	180,051

		13,770,473

Television — 0.2%
CBS Corp., Class B	22,660	1,330,595

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	2,477	352,180

Tobacco — 1.3%
Altria Group, Inc.	81,209	2,860,181
Lorillard, Inc.	14,957	736,183
Philip Morris International, Inc.	65,054	5,083,320
Reynolds American, Inc.	12,728	617,308

		9,296,992

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,361	236,454
Stanley Black & Decker, Inc.	6,302	487,775

		724,229

Toys — 0.1%
Hasbro, Inc.	4,688	230,275
Mattel, Inc.	13,742	519,997

		750,272

Transport-Rail — 0.8%
CSX Corp.	41,159	1,107,589
Kansas City Southern	4,475	472,515
Norfolk Southern Corp.	12,543	1,161,357
Union Pacific Corp.	18,701	3,258,462

		5,999,923

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	6,157	360,431
Expeditors International of Washington, Inc.	8,380	342,407
FedEx Corp.	12,066	1,608,639
Ryder System, Inc.	2,124	151,207
United Parcel Service, Inc., Class B	29,025	2,764,051

		5,226,735

155

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	8,218	$631,882

Web Portals/ISP — 2.1%
Google, Inc., Class A†	11,395	13,457,153
Yahoo!, Inc.†	38,307	1,379,818

		14,836,971

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	9,349	596,466

Total Common Stocks (cost $570,519,430)		645,740,604

EXCHANGE-TRADED FUNDS — 8.5%
iShares S&P 500 Index Fund	177,300	31,754,430
SPDR S&P 500 ETF Trust, Series 1	166,300	29,631,334

Total Exchange-Traded Funds (cost $62,631,460)		61,385,764

Total Long-Term Investment Securities (cost $633,150,890)		707,126,368

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.06% due 03/13/14 (cost $2,724,804)(2)	$2,725,000	$2,724,804

REPURCHASE AGREEMENT — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $4,753,000)	4,753,000	4,753,000

TOTAL INVESTMENTS (cost $640,628,694)(4)	99.8%	714,604,172
Other assets less liabilities	0.2	1,196,044

NET ASSETS	100.0%	$715,800,216

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
81	Long	S&P 500 E-Mini Index	March 2014	$7,210,358	$7,195,230	$(15,128)

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$38,049,391	$—	$—	$38,049,391
Other Industries*	607,691,213	—	—	607,691,213
Exchange-Traded Funds	61,385,764	—	—	61,385,764
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,724,804	—	2,724,804
Repurchase Agreement	—	4,753,000	—	4,753,000

Total	$707,126,368	$7,477,804	$—	$714,604,172

LIABILITIES:
Other Financial Instruments: @
Open Futures Contracts – Depreciation	$15,128	$—	$—	$15,128

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

156

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	10.8%
Banks-Super Regional	7.2
Oil Companies-Exploration & Production	4.4
Oil Companies-Integrated	4.2
Electric-Integrated	4.1
Investment Management/Advisor Services	3.0
Time Deposits	2.8
Insurance-Multi-line	2.7
Banks-Commercial	2.6
Gas-Distribution	2.5
Tobacco	2.5
Retail-Restaurants	2.2
Diversified Manufacturing Operations	2.2
Medical Products	1.9
Electronic Components-Semiconductors	1.7
Computers	1.7
Semiconductor Components-Integrated Circuits	1.6
Commercial Services-Finance	1.6
Retail-Apparel/Shoe	1.6
Insurance-Property/Casualty	1.6
Auto-Heavy Duty Trucks	1.6
Cosmetics & Toiletries	1.5
Telephone-Integrated	1.5
Aerospace/Defense-Equipment	1.4
Finance-Other Services	1.4
Chemicals-Diversified	1.3
Insurance-Life/Health	1.3
Cable/Satellite TV	1.2
Multimedia	1.2
Transport-Rail	1.2
Instruments-Controls	1.2
Semiconductor Equipment	1.1
Applications Software	1.1
Industrial Gases	1.1
Banks-Fiduciary	1.1
Food-Confectionery	1.1
Real Estate Investment Trusts	1.1
Advertising Agencies	1.1
Transport-Services	1.0
Retail-Building Products	1.0
Distribution/Wholesale	1.0
Food-Misc./Diversified	1.0
Oil Refining & Marketing	0.9
Pipelines	0.9
Insurance Brokers	0.9
Beverages-Non-alcoholic	0.9
Computer Services	0.9
Data Processing/Management	0.9
Insurance-Reinsurance	0.8
Retail-Mail Order	0.7
Apparel Manufacturers	0.7
Theaters	0.6
Retail-Regional Department Stores	0.5
Electric Products-Misc.	0.5
Tools-Hand Held	0.5
Consumer Products-Misc.	0.4
Retail-Jewelry	0.3

99.8%

*	Calculated as a percentage of net assets

157

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Advertising Agencies — 1.1%
Omnicom Group, Inc.	94,088	$6,828,907

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	80,917	9,226,156

Apparel Manufacturers — 0.7%
VF Corp.	77,564	4,533,616

Applications Software — 1.1%
Microsoft Corp.	194,408	7,358,343

Auto-Heavy Duty Trucks — 1.6%
PACCAR, Inc.	181,511	10,164,616

Banks-Commercial — 2.6%
BB&T Corp.	188,467	7,050,550
Cullen/Frost Bankers, Inc.	60,407	4,471,326
M&T Bank Corp.	48,311	5,387,160

		16,909,036

Banks-Fiduciary — 1.1%
Northern Trust Corp.	120,977	7,285,235

Banks-Super Regional — 7.2%
PNC Financial Services Group, Inc.	164,098	13,108,148
US Bancorp	153,294	6,090,371
Wells Fargo & Co.	608,141	27,573,113

		46,771,632

Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	154,407	5,839,673

Cable/Satellite TV — 1.2%
Comcast Corp., Special Class A	109,089	5,710,809
Time Warner Cable, Inc.	17,629	2,349,417

		8,060,226

Chemicals-Diversified — 1.3%
E.I. du Pont de Nemours & Co.	73,800	4,502,538
PPG Industries, Inc.	21,100	3,847,796

		8,350,334

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	78,065	5,979,779
McGraw Hill Financial, Inc.	61,826	4,701,249

		10,681,028

Computer Services — 0.9%
Accenture PLC, Class A	72,372	5,781,075

Computers — 1.7%
Apple, Inc.	21,734	10,880,040

Consumer Products-Misc. — 0.4%
Tupperware Brands Corp.	33,844	2,652,016

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	126,213	9,670,440

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	109,949	5,574,414

Distribution/Wholesale — 1.0%
Genuine Parts Co.	75,392	6,200,992

Diversified Manufacturing Operations — 2.2%
3M Co.	56,567	7,251,324
Illinois Tool Works, Inc.	86,064	6,787,867

		14,039,191

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 0.5%
Emerson Electric Co.	45,139	$2,976,466

Electric-Integrated — 4.1%
CMS Energy Corp.	150,322	4,177,449
DTE Energy Co.	43,128	2,942,192
Edison International	166,295	8,008,767
NextEra Energy, Inc.	84,860	7,801,180
Xcel Energy, Inc.	129,354	3,739,624

		26,669,212

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	121,623	5,156,815
Xilinx, Inc.	127,773	5,931,223

		11,088,038

Finance-Other Services — 1.4%
CME Group, Inc.	117,847	8,810,242

Food-Confectionery — 1.1%
Hershey Co.	48,245	4,795,553
J.M. Smucker Co.	25,268	2,435,583

		7,231,136

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	188,570	6,175,668

Gas-Distribution — 2.5%
NiSource, Inc.	208,052	7,150,747
Sempra Energy	96,319	8,929,735

		16,080,482

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	69,409	7,297,662

Instruments-Controls — 1.2%
Honeywell International, Inc.	83,754	7,640,877

Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	127,531	5,895,758

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	98,210	8,287,942

Insurance-Multi-line — 2.7%
Cincinnati Financial Corp.	79,888	3,870,573
Hartford Financial Services Group, Inc.	207,920	6,913,340
MetLife, Inc.	130,975	6,424,324

		17,208,237

Insurance-Property/Casualty — 1.6%
Travelers Cos., Inc.	127,008	10,323,210

Insurance-Reinsurance — 0.8%
Validus Holdings, Ltd.	148,409	5,330,851

Investment Management/Advisor Services — 3.0%
Ameriprise Financial, Inc.	49,275	5,205,411
BlackRock, Inc.	27,048	8,127,112
T. Rowe Price Group, Inc.	81,938	6,427,217

		19,759,740

Medical Products — 1.9%
Baxter International, Inc.	80,389	5,490,568
Becton Dickinson and Co.	64,765	7,002,392

		12,492,960

Medical-Drugs — 10.8%
AbbVie, Inc.	117,242	5,771,824
Bristol-Myers Squibb Co.	187,976	9,393,161
Johnson & Johnson	264,621	23,411,020
Merck & Co., Inc.	257,362	13,632,465
Pfizer, Inc.	581,724	17,684,409

		69,892,879

158

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedial — 1.2%
Time Warner, Inc	127,589	$8,016,417

Oil Companies-Exploration & Production — 4.4%
ConocoPhillips	227,558	14,779,892
Occidental Petroleum Corp.	160,894	14,089,488

		28,869,380

Oil Companies-Integrated — 4.2%
Chevron Corp.	112,929	12,606,264
Exxon Mobil Corp.	160,494	14,791,127

		27,397,391

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	68,710	5,981,206

Pipelines — 0.9%
Kinder Morgan, Inc.	78,048	2,654,412
Williams Cos., Inc.	80,855	3,273,819

		5,928,231

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc.	44,586	3,126,816
AvalonBay Communities, Inc.	16,249	2,006,752
Simon Property Group, Inc.	12,600	1,950,984

		7,084,552

Retail-Apparel/Shoe — 1.6%
Gap, Inc.	134,777	5,132,308
L Brands, Inc.	102,721	5,378,472

		10,510,780

Retail-Building Products — 1.0%
Home Depot, Inc.	84,506	6,494,286

Retail-Jewelry — 0.3%
Tiffany & Co.	26,934	2,240,639

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	88,265	4,812,208

Retail-Regional Department Stores — 0.5%
Macy’s, Inc.	64,979	3,456,883

Retail-Restaurants — 2.2%
Brinker International, Inc.	81,311	3,932,200
Dunkin’ Brands Group, Inc.	64,851	3,017,517
McDonald’s Corp.	31,518	2,968,050
Yum! Brands, Inc.	65,042	4,367,570

		14,285,337

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	127,210	6,140,427
QUALCOMM, Inc.	61,557	4,568,760

		10,709,187

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	120,669	7,417,523

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	196,775	9,449,136

Theaters — 0.6%
Cinemark Holdings, Inc.	134,638	3,946,240

Tobacco — 2.5%
Lorillard, Inc.	99,095	4,877,456
Philip Morris International, Inc.	141,392	11,048,371

		15,925,827

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools-Hand Held — 0.5%
Snap-on, Inc.	29,564	$2,960,835

Transport-Rail — 1.2%
Norfolk Southern Corp.	54,223	5,020,507
Union Pacific Corp.	16,858	2,937,338

		7,957,845

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	71,459	6,805,041

Total Long-Term Investment Securities (cost $534,247,491)		630,217,274

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $18,059,000)	$18,059,000	18,059,000

TOTAL INVESTMENTS (cost $552,306,491) (1)	99.8%	648,276,274
Other assets less liabilities	0.2	986,022

NET ASSETS	100.0%	$649,262,296

(1)	See Note 3 for cost of investments on a tax basis.

159

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$46,771,632	$—	$—	$46,771,632
Medical-Drugs	69,892,879	—	—	69,892,879
Other Industries*	513,552,763	—	—	513,552,763
Short-Term Investment Securities:
Time Deposits	—	18,059,000	—	18,059,000

Total	$630,217,274	$18,059,000	$—	$648,276,274

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

160

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	7.2%
Diversified Banking Institutions	5.9
Web Portals/ISP	4.4
Computers	4.3
Transport-Rail	3.5
Oil Companies-Integrated	3.5
Retail-Auto Parts	3.5
Pharmacy Services	3.4
Oil Field Machinery & Equipment	3.3
Finance-Credit Card	3.3
Electronic Security Devices	3.1
Tobacco	3.1
Food-Misc./Diversified	2.9
Repurchase Agreements	2.8
Building Products-Cement	2.7
Medical Products	2.5
Commercial Services-Finance	2.4
E-Commerce/Products	2.3
Banks-Commercial	2.3
Multimedia	2.3
Computers-Memory Devices	2.2
Medical-Generic Drugs	2.1
Oil Companies-Exploration & Production	2.1
Diversified Manufacturing Operations	2.0
Soap & Cleaning Preparation	1.8
Machinery-Farming	1.8
Medical Instruments	1.8
Insurance Brokers	1.7
Medical-HMO	1.6
Telecom Services	1.2
Electric-Integrated	1.2
Consulting Services	1.1
Retail-Major Department Stores	1.1
Cable/Satellite TV	1.1
Medical-Biomedical/Gene	1.0
Finance-Other Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Insurance-Life/Health	0.7
Electronic Parts Distribution	0.7
Real Estate Investment Trusts	0.7
Retail-Apparel/Shoe	0.6
Industrial Gases	0.6
Pipelines	0.6
Telecom Equipment-Fiber Optics	0.6
Electric-Transmission	0.4
Internet Content-Entertainment	0.4
Chemicals-Diversified	0.2
Electronics-Military	0.2

99.9%

*	Calculated as a percentage of net assets

161

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	22,200	$1,351,758

Banks-Commercial — 2.3%
CIT Group, Inc.	87,020	4,050,781

Building Products-Cement — 2.7%
Vulcan Materials Co.	79,100	4,882,843

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	35,080	1,910,106

Chemicals-Diversified — 0.2%
PPG Industries, Inc.	2,220	404,839

Commercial Services-Finance — 2.4%
McGraw Hill Financial, Inc.	55,590	4,227,064

Computers — 4.3%
Apple, Inc.	15,300	7,659,180

Computers-Memory Devices — 2.2%
Western Digital Corp.	45,670	3,935,384

Consulting Services — 1.1%
Towers Watson & Co., Class A	16,710	1,953,733

Diversified Banking Institutions — 5.9%
Citigroup, Inc.	49,644	2,354,615
JPMorgan Chase & Co.	146,550	8,113,008

		10,467,623

Diversified Manufacturing Operations — 2.0%
General Electric Co.	143,620	3,609,171

E-Commerce/Products — 2.3%
eBay, Inc.†	78,570	4,179,924

Electric-Integrated — 1.2%
Exelon Corp.	74,010	2,146,290

Electric-Transmission — 0.4%
ITC Holdings Corp.	7,570	783,495

Electronic Parts Distribution — 0.7%
Avnet, Inc.	30,450	1,250,582

Electronic Security Devices — 3.1%
Tyco International, Ltd.	136,260	5,517,167

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,520	390,966

Finance-Credit Card — 3.3%
Discover Financial Services	110,858	5,947,532

Finance-Other Services — 0.9%
CME Group, Inc.	21,610	1,615,564

Food-Misc./Diversified — 2.9%
Mondelez International, Inc., Class A	158,470	5,189,893

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	10,610	1,115,535

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	65,110	2,976,178

Insurance-Life/Health — 0.7%
Lincoln National Corp.	26,570	1,276,157

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	11,320	708,292

Machinery-Farming — 1.8%
Deere & Co.	37,400	3,214,904

Security Description	Shares	Value (Note 2)

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	7,830	$3,191,351

Medical Products — 2.5%
Covidien PLC	64,970	4,433,553

Medical-Biomedical/Gene — 1.0%
Gilead Sciences, Inc.†	23,090	1,862,209

Medical-Drugs — 7.2%
AbbVie, Inc.	39,040	1,921,939
Allergan, Inc.	34,840	3,992,664
Pfizer, Inc.	89,363	2,716,635
Sanofi(1)	12,430	1,216,730
Zoetis, Inc.	97,149	2,949,444

		12,797,412

Medical-Generic Drugs — 2.1%
Actavis PLC†	20,100	3,798,498

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	39,480	2,853,614

Multimedia — 2.3%
Time Warner, Inc.	41,080	2,581,057
Twenty-First Century Fox, Inc., Class A	44,920	1,429,354

		4,010,411

Oil Companies-Exploration & Production — 2.1%
Noble Energy, Inc.	60,500	3,770,965

Oil Companies-Integrated — 3.5%
Chevron Corp.	56,070	6,259,094

Oil Field Machinery & Equipment — 3.3%
National Oilwell Varco, Inc.	79,340	5,951,293

Pharmacy Services — 3.4%
Express Scripts Holding Co.†	81,624	6,096,497

Pipelines — 0.6%
Kinder Morgan, Inc.	32,750	1,113,828

Real Estate Investment Trusts — 0.7%
Digital Realty Trust, Inc.	22,790	1,162,062

Retail-Apparel/Shoe — 0.6%
PVH Corp.	9,530	1,151,891

Retail-Auto Parts — 3.5%
AutoZone, Inc.†	12,570	6,222,904

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	33,900	1,944,504

Soap & Cleaning Preparation — 1.4%
Henkel AG & Co. KGaA(1)	26,259	2,553,786

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	60,830	1,046,884

Telecom Services — 1.2%
Amdocs, Ltd.	50,320	2,176,843

Tobacco — 3.1%
Philip Morris International, Inc.	69,960	5,466,674

Transport-Rail — 3.5%
Canadian National Railway Co.	91,450	4,892,575
CSX Corp.	53,090	1,428,652

		6,321,227

Web Portals/ISP — 4.4%
Google, Inc., Class A†	6,580	7,770,783

Total Common Stocks (cost $149,718,338)		172,721,244

162

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.4%
Soap & Cleaning Preparation — 0.4%
Henkel AG & Co. KGaA(1) (cost $611,888)	6,216	$673,610

Total Long-Term Investment Securities (cost $150,330,226)		173,394,854

REPURCHASE AGREEMENT — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $4,941,000 and collateralized by $5,560,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,041,252 (cost $4,941,000)	$4,941,000	4,941,000

TOTAL INVESTMENTS (cost $155,271,226)(2)	99.9%	178,335,854
Other assets less liabilities	0.1	200,874

NET ASSETS	100.0%	$178,536,728

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $4,444,126 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$10,467,623	$—	$—	$10,467,623
Medical Drugs	11,580,682	1,216,730	—	12,797,412
Soap & Cleaning Preparation	—	2,553,786	—	2,553,786
Other Industries*	146,902,423	—	—	146,902,423
Preferred Securities	—	673,610	—	673,610
Repurchase Agreement	—	4,941,000	—	4,941,000

Total	$168,950,728	$9,385,126	$—	$178,335,854

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,890,340 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

163

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Finance-Credit Card	9.0%
Web Portals/ISP	6.8
Banks-Super Regional	6.7
Banks-Fiduciary	6.2
Insurance-Reinsurance	5.2
Oil Companies-Exploration & Production	4.4
Retail-Drug Store	3.6
Retail-Bedding	3.4
Commercial Paper	3.4
Insurance-Property/Casualty	3.4
Retail-Discount	3.4
Pharmacy Services	2.9
Medical-HMO	2.8
Industrial Gases	2.7
E-Commerce/Services	2.5
Insurance-Multi-line	2.4
Medical Labs & Testing Services	2.2
Cable/Satellite TV	1.8
Diversified Financial Services	1.6
Real Estate Operations & Development	1.5
Chemicals-Specialty	1.4
Casino Hotels	1.4
Auto-Heavy Duty Trucks	1.4
Finance-Investment Banker/Broker	1.4
Retail-Automobile	1.3
Electronic Components-Semiconductors	1.2
Transport-Services	1.1
Diversified Banking Institutions	1.1
Applications Software	1.1
Enterprise Software/Service	1.0
Diversified Operations	0.9
Building Products-Cement	0.8
Entertainment Software	0.8
Beverages-Non-alcoholic	0.8
Beverages-Wine/Spirits	0.8
Brewery	0.8
Multimedia	0.8
Oil-Field Services	0.7
Agricultural Chemicals	0.7
Tobacco	0.6
Diversified Manufacturing Operations	0.5
Electronic Measurement Instruments	0.5
Food-Wholesale/Distribution	0.5
Internet Security	0.4
Computers	0.4
Motorcycle/Motor Scooter	0.4
Internet Content-Entertainment	0.3
Commercial Services-Finance	0.2
Retail-Jewelry	0.2
Food-Misc./Diversified	0.2
Home Decoration Products	0.2
Storage/Warehousing	0.2

100.0%

*	Calculated as a percentage of net assets

164

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Agricultural Chemicals — 0.7%
Monsanto Co.	82,509	$8,791,334

Applications Software — 1.1%
Microsoft Corp.	373,720	14,145,302

Auto-Heavy Duty Trucks — 1.4%
PACCAR, Inc.	328,450	18,393,200

Banks-Fiduciary — 6.2%
Bank of New York Mellon Corp.	2,575,240	82,304,670

Banks-Super Regional — 6.7%
Wells Fargo & Co.	1,945,549	88,211,192

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	279,660	10,576,741

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	87,540	10,509,177

Brewery — 0.8%
Heineken Holding NV(1)	175,312	10,101,916

Building Products-Cement — 0.8%
Lafarge SA(1)	103,680	7,440,276
Martin Marietta Materials, Inc.	33,830	3,687,808

		11,128,084

Cable/Satellite TV — 1.8%
Liberty Global PLC, Class C†	297,320	23,586,396

Casino Hotels — 1.4%
Las Vegas Sands Corp.	240,450	18,399,234

Chemicals-Specialty — 1.4%
Ecolab, Inc.	185,270	18,627,046

Commercial Services — 0.0%
Iron Mountain, Inc.	12,206	322,360

Commercial Services-Finance — 0.2%
Experian PLC(1)	179,460	3,066,729

Computers — 0.4%
Hewlett-Packard Co.	188,195	5,457,655

Diversified Banking Institutions — 1.1%
Goldman Sachs Group, Inc.	16,490	2,706,339
JPMorgan Chase & Co.	224,476	12,426,991

		15,133,330

Diversified Financial Services — 1.6%
Julius Baer Group, Ltd.(1)	448,000	21,729,737

Diversified Manufacturing Operations — 0.5%
Textron, Inc.	193,900	6,883,450

Diversified Operations — 0.9%
China Merchants Holdings International Co., Ltd.(1)	3,551,256	12,137,384

E-Commerce/Services — 2.5%
Liberty Interactive Corp., Class A†	337,400	9,011,954
Liberty Ventures, Series A†	22,624	2,624,384
Netflix, Inc.†	17,000	6,958,610
priceline.com, Inc.†	13,030	14,917,917

		33,512,865

Electronic Components-Semiconductors — 1.2%
Texas Instruments, Inc.	387,180	16,416,432

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	115,742	6,730,397

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.0%
Oracle Corp.	351,000	$12,951,900

Entertainment Software — 0.8%
Activision Blizzard, Inc.	644,700	11,043,711

Finance-Credit Card — 9.0%
American Express Co.	1,260,630	107,178,763
Visa, Inc., Class A	55,380	11,930,513

		119,109,276

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	719,400	17,855,508

Food-Misc./Diversified — 0.2%
Nestle SA(1)	39,240	2,845,158

Food-Wholesale/Distribution — 0.5%
Sysco Corp.	189,920	6,662,394

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,577,315

Industrial Gases — 2.7%
Air Products & Chemicals, Inc.	224,260	23,578,697
Praxair, Inc.	98,860	12,329,819

		35,908,516

Insurance-Multi-line — 2.4%
ACE, Ltd.	144,020	13,510,516
Loews Corp.	418,430	18,657,794

		32,168,310

Insurance-Property/Casualty — 3.4%
Alleghany Corp.†	22,206	8,267,960
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,624,514
Fairfax Financial Holdings, Ltd. (OTC)	17,490	6,724,966
Markel Corp.†	4,150	2,237,431
Progressive Corp.	1,070,460	24,877,490

		44,732,361

Insurance-Reinsurance — 5.2%
Berkshire Hathaway, Inc., Class A†	370	62,719,403
Everest Re Group, Ltd.	39,625	5,736,115

		68,455,518

Internet Content-Entertainment — 0.3%
Twitter, Inc.†	64,680	4,171,860

Internet Security — 0.4%
Qihoo 360 Technology Co., Ltd. ADR†	57,430	5,805,024

Medical Labs & Testing Services — 2.2%
Laboratory Corp. of America Holdings†	319,460	28,697,092

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	506,060	36,578,017

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	80,170	4,945,687

Multimedia — 0.8%
Walt Disney Co.	138,630	10,065,924

Oil Companies-Exploration & Production — 4.4%
Canadian Natural Resources, Ltd.	1,098,748	35,983,997
EOG Resources, Inc.	81,100	13,400,964
Occidental Petroleum Corp.	101,622	8,899,038

		58,283,999

Oil-Field Services — 0.7%
Schlumberger, Ltd.	100,460	8,797,282

Pharmacy Services — 2.9%
Express Scripts Holding Co.†	511,140	38,177,047

165

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development — 1.5%
Brookfield Asset Management, Inc., Class A	269,306	$10,220,163
Brookfield Property Partners LP†	13,470	255,256
Hang Lung Group, Ltd.(1)	1,957,000	8,983,100

		19,458,519

Retail-Automobile — 1.3%
CarMax, Inc.†	382,282	17,244,741

Retail-Bedding — 3.4%
Bed Bath & Beyond, Inc.†	711,540	45,431,829

Retail-Discount — 3.4%
Costco Wholesale Corp.	394,692	44,347,593

Retail-Drug Store — 3.6%
CVS Caremark Corp.	701,446	47,501,923

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA(1)	31,800	2,942,525

Storage/Warehousing — 0.2%
Wesco Aircraft Holdings, Inc.†	86,990	1,944,226

Tobacco — 0.6%
Philip Morris International, Inc.	99,205	7,751,879

Transport-Services — 1.1%
Kuehne & Nagel International AG(1)	114,000	15,138,442

Web Portals/ISP — 6.8%
Google, Inc., Class A†	75,828	89,550,593

Total Long-Term Investment Securities (cost $781,558,846)		1,277,308,800

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Commercial Paper — 3.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 02/05/2014	$13,000,000	12,999,856
Barclays US Funding LLC 0.08% due 02/03/2014	31,738,000	31,737,859

Total Short-Term Investment Securities (cost $44,737,715)		44,737,715

TOTAL INVESTMENTS (cost $826,296,561)(2)	100.0%	1,322,046,515
Other assets less liabilities	0.0	491,013

NET ASSETS	100.0%	$1,322,537,528

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $86,962,582, representing 6.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

166

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Fiduciary	$82,304,670	$—	$—	$82,304,670
Banks-Super Regional	88,211,192	—	—	88,211,192
Brewery	—	10,101,916	—	10,101,916
Building Products-Cement	3,687,808	7,440,276	—	11,128,084
Commercial Services-Finance	—	3,066,729	—	3,066,729
Diversified Financial Services	—	21,729,737	—	21,729,737
Diversified Operations	—	12,137,384	—	12,137,384
Finance-Credit Card	119,109,276	—	—	119,109,276
Food-Misc./Diversified	—	2,845,158	—	2,845,158
Home Decoration Products	—	2,577,315	—	2,577,315
Insurance-Reinsurance	68,455,518	—	—	68,455,518
Real Estate Operations & Development	10,475,419	8,983,100	—	19,458,519
Retail-Jewelry	—	2,942,525	—	2,942,525
Transport-Services	—	15,138,442	—	15,138,442
Web Portals/ISP	89,550,593	—	—	89,550,593
Other Industries*	728,551,742	—	—	728,551,742
Short-Term Investment Securities:
Commercial Paper	—	44,737,715	—	44,737,715

Total	$1,190,346,218	$131,700,297	$—	$1,322,046,515

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $73,513,052 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

167

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	10.1%
Consumer Products-Misc.	6.8
Telephone-Integrated	6.5
Food-Misc./Diversified	6.5
Retail-Restaurants	6.5
Beverages-Non-alcoholic	6.4
Oil Companies-Integrated	6.1
Machinery-Construction & Mining	3.5
Applications Software	3.5
Aerospace/Defense	3.5
Distribution/Wholesale	3.4
Networking Products	3.3
Tobacco	3.3
Medical Products	3.3
Food-Wholesale/Distribution	3.3
Electronic Components-Semiconductors	3.2
Cosmetics & Toiletries	3.2
Industrial Gases	3.2
Data Processing/Management	3.1
Diversified Manufacturing Operations	3.1
Toys	3.1
Retail-Discount	3.0
Repurchase Agreements	1.8

99.7%

*	Calculated as a percentage of net assets

168

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Aerospace/Defense — 3.5%
Lockheed Martin Corp.	47,241	$7,129,139

Applications Software — 3.5%
Microsoft Corp.	191,265	7,239,380

Beverages-Non-alcoholic — 6.4%
Coca-Cola Co.	171,602	6,489,988
PepsiCo, Inc.	83,986	6,749,115

		13,239,103

Consumer Products-Misc. — 6.8%
Clorox Co.	75,846	6,694,927
Kimberly-Clark Corp.	66,217	7,242,153

		13,937,080

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	85,694	6,565,874

Data Processing/Management — 3.1%
Paychex, Inc.	154,147	6,446,428

Distribution/Wholesale — 3.4%
Genuine Parts Co.	84,232	6,928,082

Diversified Manufacturing Operations — 3.1%
General Electric Co.	253,499	6,370,430

Electronic Components-Semiconductors — 3.2%
Intel Corp.	271,422	6,660,696

Food-Misc./Diversified — 6.5%
General Mills, Inc.	140,056	6,725,489
Kellogg Co.	114,695	6,650,016

		13,375,505

Food-Wholesale/Distribution — 3.3%
Sysco Corp.	191,956	6,733,817

Industrial Gases — 3.2%
Air Products & Chemicals, Inc.	61,982	6,516,787

Machinery-Construction & Mining — 3.5%
Caterpillar, Inc.	77,959	7,321,130

Medical Products — 3.3%
Baxter International, Inc.	99,544	6,798,855

Medical-Drugs — 10.1%
Johnson & Johnson	74,845	6,621,537
Merck & Co., Inc.	138,929	7,359,069
Pfizer, Inc.	226,200	6,876,480

		20,857,086

Networking Products — 3.3%
Cisco Systems, Inc.	313,967	6,879,017

Oil Companies-Integrated — 6.1%
Chevron Corp.	55,720	6,220,024
Exxon Mobil Corp.	69,339	6,390,282

		12,610,306

Retail-Discount — 3.0%
Target Corp.	109,584	6,206,838

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	132,866	6,568,895
McDonald’s Corp.	72,096	6,789,280

		13,358,175

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated — 6.5%
AT&T, Inc.	197,666	$6,586,231
Verizon Communications, Inc.	141,926	6,815,287

		13,401,518

Tobacco — 3.3%
Lorillard, Inc.	139,210	6,851,916

Toys — 3.1%
Hasbro, Inc.	128,612	6,317,421

Total Long-Term Investment Securities (cost $181,542,209)		201,744,583

REPURCHASE AGREEMENT — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $3,677,000)	$3,677,000	3,677,000

TOTAL INVESTMENTS (cost $185,219,209)(2)	99.7%	205,421,583
Other assets less liabilities	0.3	591,033

NET ASSETS	100.0%	$206,012,616

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

169

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverages — Non-alcoholic	$13,239,103	$—	$—	$13,239,103
Consumer Products — Misc.	13,937,080	—	—	13,937,080
Food — Misc./Diversified	13,375,505	—	—	13,375,505
Medical — Drugs	20,857,086	—	—	20,857,086
Oil Companies — Integrated	12,610,306	—	—	12,610,306
Retail — Restaurants	13,358,175	—	—	13,358,175
Telephone — Integrated	13,401,518	—	—	13,401,518
Other Industries*	100,965,810		—	100,965,810
Repurchase Agreement	—	3,677,000	—	3,677,000

Total	$201,744,583	$3,677,000	$—	$205,421,583

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

170

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.2%
Time Deposits	6.9
Web Portals/ISP	4.8
Medical-Drugs	4.8
Computer Services	3.8
Diversified Manufacturing Operations	3.7
Computers	3.5
Finance-Credit Card	3.4
Oil-Field Services	3.4
Finance-Other Services	3.3
Aerospace/Defense	2.5
E-Commerce/Products	2.4
E-Commerce/Services	2.4
Retail-Discount	2.3
Retail-Drug Store	2.2
Cable/Satellite TV	2.2
Medical-HMO	2.2
Investment Management/Advisor Services	1.9
Retail-Restaurants	1.8
Multimedia	1.7
Retail-Building Products	1.6
Vitamins & Nutrition Products	1.6
Food-Confectionery	1.6
Airlines	1.6
Apparel Manufacturers	1.6
Television	1.6
Internet Content-Entertainment	1.6
Computer Aided Design	1.5
Electronic Connectors	1.5
Metal Processors & Fabrication	1.4
Electric Products-Misc.	1.4
Tobacco	1.4
Internet Content-Information/News	1.2
Distribution/Wholesale	1.2
Internet Infrastructure Software	1.2
Recreational Vehicles	1.2
Agricultural Chemicals	1.1
Medical-Wholesale Drug Distribution	1.0
Coffee	1.0
Beverages-Non-alcoholic	0.9
Athletic Footwear	0.8
Retail-Auto Parts	0.8
Oil Companies-Exploration & Production	0.8
Medical Instruments	0.8
Applications Software	0.7
Instruments-Controls	0.7
Transport-Services	0.7
Machinery-Pumps	0.7
Semiconductor Components-Integrated Circuits	0.6
Consulting Services	0.5

100.7%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.8%
Aerospace/Defense — 2.5%
Boeing Co.	83,025	$10,399,712

Agricultural Chemicals — 1.1%
Monsanto Co.	45,126	4,808,175

Airlines — 1.6%
Copa Holdings SA, Class A	51,110	6,680,077

Apparel Manufacturers — 1.6%
Michael Kors Holdings, Ltd.†	38,030	3,039,738
VF Corp.	62,170	3,633,836

		6,673,574

Applications Software — 0.7%
Red Hat, Inc.†	52,450	2,963,425

Athletic Footwear — 0.8%
NIKE, Inc., Class B	48,917	3,563,603

Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	56,476	3,834,720

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	168,258	9,161,648

Coffee — 1.0%
Green Mountain Coffee Roasters, Inc.	50,400	4,082,400

Computer Aided Design — 1.5%
ANSYS, Inc.†	81,665	6,413,152

Computer Services — 3.8%
Cognizant Technology Solutions Corp., Class A†	167,270	16,211,808

Computers — 3.5%
Apple, Inc.	29,170	14,602,502

Consulting Services — 0.5%
Verisk Analytics, Inc., Class A†	31,563	2,015,613

Distribution/Wholesale — 1.2%
LKQ Corp.†	100,170	2,711,602
WW Grainger, Inc.	9,590	2,248,663

		4,960,265

Diversified Manufacturing Operations — 3.7%
Danaher Corp.	150,721	11,212,135
Parker Hannifin Corp.	40,550	4,597,154

		15,809,289

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	18,250	6,546,093
eBay, Inc.†	68,937	3,667,448

		10,213,541

E-Commerce/Services — 2.4%
priceline.com, Inc.†	8,880	10,166,623

Electric Products-Misc. — 1.4%
AMETEK, Inc.	118,268	5,844,805

Electronic Connectors — 1.5%
Amphenol Corp., Class A	72,230	6,275,342

Finance-Credit Card — 3.4%
Visa, Inc., Class A	67,360	14,511,365

Finance-Other Services — 3.3%
IntercontinentalExchange Group, Inc.	66,926	13,973,480

Food-Confectionery — 1.6%
Hershey Co.	68,570	6,815,858

Security Description	Shares	Value (Note 2)

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	11,863	$2,921,857

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	105,550	6,604,264

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	24,240	5,216,690

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	45,980	4,919,860

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	24,092	4,800,090
BlackRock, Inc.	10,720	3,221,039

		8,021,129

Machinery-Pumps — 0.7%
Flowserve Corp.	38,781	2,805,030

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	7,910	3,223,958

Medical-Biomedical/Gene — 7.2%
Biogen Idec, Inc.†	42,476	13,279,697
Celgene Corp.†	35,650	5,416,304
Gilead Sciences, Inc.†	101,000	8,145,650
Illumina, Inc.†	22,923	3,484,296

		30,325,947

Medical-Drugs — 4.8%
Allergan, Inc.	117,274	13,439,601
Quintiles Transnational Holdings, Inc.†	145,426	6,926,640

		20,366,241

Medical-HMO — 2.2%
UnitedHealth Group, Inc.	126,558	9,147,612

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	23,990	4,184,096

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	23,123	5,890,584

Multimedia — 1.7%
Walt Disney Co.	101,609	7,377,830

Oil Companies-Exploration & Production — 0.8%
Noble Energy, Inc.	53,230	3,317,826

Oil-Field Services — 3.4%
Oceaneering International, Inc.	44,319	3,020,340
Schlumberger, Ltd.	129,243	11,317,809

		14,338,149

Recreational Vehicles — 1.2%
Polaris Industries, Inc.	39,280	4,917,856

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	25,630	3,357,017

Retail-Building Products — 1.6%
Home Depot, Inc.	89,840	6,904,204

Retail-Discount — 2.3%
Costco Wholesale Corp.	87,600	9,842,736

Retail-Drug Store — 2.2%
CVS Caremark Corp.	136,980	9,276,286

Retail-Restaurants — 1.8%
Starbucks Corp.	110,020	7,824,622

Semiconductor Components-Integrated Circuits — 0.6%
QUALCOMM, Inc.	33,290	2,470,784

172

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Television — 1.6%
Liberty Media Corp.†	50,510	$6,646,611

Tobacco — 1.4%
Philip Morris International, Inc.	74,351	5,809,787

Transport-Services — 0.7%
Expeditors International of Washington, Inc.	68,920	2,816,071

Vitamins & Nutrition Products — 1.6%
Mead Johnson Nutrition Co.	89,330	6,868,584

Web Portals/ISP — 4.8%
Google, Inc., Class A†	17,365	20,507,544

Total Long-Term Investment Securities (cost $302,916,322)		395,884,152

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Time Deposits — 6.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $29,226,000)	$29,226,000	$29,226,000

TOTAL INVESTMENTS (cost $332,142,322)(1)	100.7%	425,110,152
Liabilities in excess of other assets	(0.7)	(3,141,872)

NET ASSETS	100.0%	$421,968,280

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$30,325,947	$—	$—	$30,325,947
Other Industries*	365,558,205	—	—	365,558,205
Short-Term Investment Securities:
Time Deposits	—	29,226,000	—	29,226,000

Total	$395,884,152	$29,226,000	$—	$425,110,152

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

173

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	12.0%
Multimedia	6.1
Computers	5.9
Medical-Drugs	5.1
Web Portals/ISP	4.1
Internet Content-Entertainment	3.9
Repurchase Agreements	3.4
Computers-Memory Devices	3.2
Commercial Services-Finance	3.1
Oil Companies-Exploration & Production	2.9
Diversified Manufacturing Operations	2.3
Investment Management/Advisor Services	2.2
Internet Content-Information/News	2.1
Finance-Credit Card	2.0
E-Commerce/Services	2.0
Computer Aided Design	1.9
Metal Processors & Fabrication	1.8
Food-Confectionery	1.7
Chemicals-Diversified	1.7
Retail-Drug Store	1.6
Insurance Brokers	1.6
Medical-HMO	1.5
Instruments-Scientific	1.5
Banks-Fiduciary	1.5
Retail-Building Products	1.4
Oil-Field Services	1.3
Retail-Major Department Stores	1.3
Athletic Footwear	1.3
Networking Products	1.3
E-Commerce/Products	1.3
Medical Information Systems	1.3
Diversified Banking Institutions	1.2
Finance-Investment Banker/Broker	1.1
Rental Auto/Equipment	1.1
Beverages-Wine/Spirits	1.1
Aerospace/Defense-Equipment	1.0
Electronic Measurement Instruments	1.0
Chemicals-Specialty	1.0
Retail-Discount	0.9
Electric Products-Misc.	0.9
Electronic Components-Semiconductors	0.8
Brewery	0.7
Retail-Jewelry	0.7
Applications Software	0.7
Medical Instruments	0.7
Building & Construction Products-Misc.	0.6
Retail-Restaurants	0.6
Retail-Auto Parts	0.5
Apparel Manufacturers	0.4
Medical Products	0.4
Electronic Security Devices	0.4
Food-Baking	0.4
Real Estate Investment Trusts	0.3
Auto/Truck Parts & Equipment-Original	0.2

101.0%

*	Calculated as a percentage of net assets

174

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Aerospace/Defense-Equipment — 1.0%
B/E Aerospace, Inc.†	8,020	$637,349

Apparel Manufacturers — 0.4%
VF Corp.	4,680	273,546

Applications Software — 0.7%
Salesforce.com, Inc.†	6,690	404,946

Athletic Footwear — 1.3%
NIKE, Inc., Class B	10,820	788,237

Auto/Truck Parts & Equipment-Original — 0.2%
Magna International, Inc.	1,810	153,578

Banks-Fiduciary — 1.5%
Northern Trust Corp.	14,840	893,665

Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	8,735	672,595

Brewery — 0.7%
SABMiller PLC(1)	10,010	450,604

Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	8,390	378,053

Chemicals-Diversified — 1.7%
PPG Industries, Inc.	5,800	1,057,688

Chemicals-Specialty — 1.0%
Ecolab, Inc.	2,690	270,453
Methanex Corp.	5,710	342,143

		612,596

Commercial Services-Finance — 3.1%
FleetCor Technologies, Inc.†	3,490	371,057
MasterCard, Inc., Class A	20,170	1,526,465

		1,897,522

Computer Aided Design — 1.9%
Autodesk, Inc.†	22,890	1,173,112

Computers — 5.9%
Apple, Inc.	7,180	3,594,308

Computers-Memory Devices — 3.2%
EMC Corp.	50,550	1,225,332
Western Digital Corp.	8,630	743,647

		1,968,979

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc.	4,400	722,128

Diversified Manufacturing Operations — 2.3%
Ingersoll-Rand PLC	12,910	758,979
Parker Hannifin Corp.	5,770	654,145

		1,413,124

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	2,175	780,151

E-Commerce/Services — 2.0%
priceline.com, Inc.†	500	572,445
TripAdvisor, Inc.†	8,130	627,555

		1,200,000

Electric Products-Misc. — 0.9%
AMETEK, Inc.	10,730	530,276

Electronic Components-Semiconductors — 0.8%
Xilinx, Inc.	11,130	516,655

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	10,540	$612,901

Electronic Security Devices — 0.4%
Allegion PLC†	4,600	227,010

Finance-Credit Card — 2.0%
Visa, Inc., Class A	5,660	1,219,334

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	28,160	698,931

Food-Baking — 0.4%
Flowers Foods, Inc.	10,300	215,785

Food-Confectionery — 1.7%
Hershey Co.	8,140	809,116
J.M. Smucker Co.	2,650	255,433

		1,064,549

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.	8,040	925,725

Insurance Brokers — 1.6%
Aon PLC	12,050	969,543

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	38,530	2,410,822

Internet Content-Information/News — 2.1%
LinkedIn Corp., Class A†	5,980	1,286,956

Investment Management/Advisor Services — 2.2%
Ameriprise Financial, Inc.	6,820	720,465
Invesco, Ltd.	19,200	638,400

		1,358,865

Medical Information Systems — 1.3%
Cerner Corp.†	13,630	775,411

Medical Instruments — 0.7%
Medtronic, Inc.	7,130	403,273

Medical Products — 0.4%
Becton Dickinson and Co.	2,280	246,514

Medical-Biomedical/Gene — 12.0%
Amgen, Inc.	6,110	726,785
Biogen Idec, Inc.†	7,530	2,354,179
Celgene Corp.†	8,161	1,239,901
Gilead Sciences, Inc.†	28,100	2,266,265
Vertex Pharmaceuticals, Inc.†	9,830	776,963

		7,364,093

Medical-Drugs — 5.1%
Allergan, Inc.	4,770	546,642
Bristol-Myers Squibb Co.	21,130	1,055,866
Pfizer, Inc.	30,880	938,752
Roche Holding AG(1)	2,202	605,119

		3,146,379

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	12,910	933,135

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	4,360	1,110,710

Multimedia — 6.1%
Time Warner, Inc.	13,510	848,833
Twenty-First Century Fox, Inc., Class B	38,730	1,209,925
Walt Disney Co.	22,730	1,650,426

		3,709,184

175

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 1.3%
Cisco Systems, Inc.	35,970	$788,103

Oil Companies-Exploration & Production — 2.9%
Antero Resources Corp.†	6,360	373,586
EOG Resources, Inc.	5,120	846,029
Pioneer Natural Resources Co.	3,400	575,688

		1,795,303

Oil-Field Services — 1.3%
Halliburton Co.	7,220	353,852
Oceaneering International, Inc.	6,690	455,924

		809,776

Real Estate Investment Trusts — 0.3%
American Tower Corp.	2,340	189,259

Rental Auto/Equipment — 1.1%
United Rentals, Inc.†	8,460	684,752

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	2,460	322,211

Retail-Building Products — 1.4%
Home Depot, Inc.	10,910	838,433

Retail-Discount — 0.9%
Costco Wholesale Corp.	4,820	541,575

Retail-Drug Store — 1.6%
CVS Caremark Corp.	14,540	984,649

Retail-Jewelry — 0.7%
Tiffany & Co.	5,120	425,933

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	14,090	$808,202

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	630	347,735

Web Portals/ISP — 4.1%
Google, Inc., Class A†	2,125	2,509,561

Total Long-Term Investment Securities (cost $46,398,386)		59,843,724

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $2,065,000 and collateralized by $2,325,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,108,078 (cost $2,065,000)	$2,065,000	2,065,000

TOTAL INVESTMENTS (cost $48,463,386)(2)	101.0%	61,908,724
Liabilities in excess of other assets	(1.0)	(614,484)

NET ASSETS	100.0%	$61,294,240

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $1,055,723 representing 1.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

176

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Brewery	$—	$450,604	$—	$450,604
Computers	3,594,308	—	—	3,594,308
Medical-Biomedical/Gene	7,364,093	—	—	7,364,093
Medical-Drugs	2,541,260	605,119	—	3,146,379
Multimedia	3,709,184	—	—	3,709,184
Other Industries*	41,579,156	—	—	41,579,156
Repurchase Agreement	—	2,065,000	—	2,065,000

Total	$58,788,001	$3,120,723	$—	$61,908,724

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,055,723 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*
Medical-Drugs	8.3%
Diversified Banking Institutions	6.9
Finance-Credit Card	4.0
Multimedia	3.9
Computers	3.4
Web Portals/ISP	3.3
Oil Field Machinery & Equipment	3.1
Electronic Components-Semiconductors	2.9
Cosmetics & Toiletries	2.9
Oil Companies-Integrated	2.8
Diversified Manufacturing Operations	2.8
Food-Misc./Diversified	2.7
Computer Services	2.5
Medical Products	2.5
Electric-Integrated	2.4
Time Deposits	2.3
Computers-Memory Devices	2.0
Banks-Super Regional	2.0
Investment Management/Advisor Services	2.0
Beverages-Wine/Spirits	1.9
Oil Companies-Exploration & Production	1.9
Aerospace/Defense-Equipment	1.9
Instruments-Scientific	1.8
Instruments-Controls	1.8
Industrial Gases	1.7
Metal Processors & Fabrication	1.7
Commercial Services-Finance	1.6
Cable/Satellite TV	1.5
Real Estate Investment Trusts	1.5
Enterprise Software/Service	1.4
Insurance-Multi-line	1.2
Transport-Rail	1.2
Retail-Restaurants	1.2
Retail-Discount	1.1
Textile-Apparel	1.0
Apparel Manufacturers	1.0
Data Processing/Management	1.0
Distribution/Wholesale	0.9
Oil-Field Services	0.9
Transport-Services	0.8
Medical-Biomedical/Gene	0.8
Athletic Footwear	0.8
Engineering/R&D Services	0.8
Chemicals-Specialty	0.8
Retail-Regional Department Stores	0.8
Medical Instruments	0.7
Applications Software	0.7
Chemicals-Diversified	0.6
Coatings/Paint	0.6
Banks-Fiduciary	0.6
Auto/Truck Parts & Equipment-Original	0.5
Retail-Apparel/Shoe	0.5
Computer Aided Design	0.5
Auto-Cars/Light Trucks	0.3
Brewery	0.3

101.0%

*	Calculated as a percentage of net assets

177

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	137,830	$15,715,377

Apparel Manufacturers — 1.0%
VF Corp.	145,633	8,512,249

Applications Software — 0.7%
Citrix Systems, Inc.†	104,300	5,639,501

Athletic Footwear — 0.8%
NIKE, Inc., Class B	95,000	6,920,750

Auto-Cars/Light Trucks — 0.3%
Bayerische Motoren Werke AG(1)	26,525	2,888,080

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	72,300	4,402,347

Banks-Fiduciary — 0.6%
State Street Corp.	76,410	5,115,650

Banks-Super Regional — 2.0%
Wells Fargo & Co.	376,380	17,065,069

Beverages-Wine/Spirits — 1.9%
Diageo PLC(1)	236,269	7,049,436
Pernod Ricard SA(1)	85,998	9,225,268

		16,274,704

Brewery — 0.3%
Heineken NV(1)	35,346	2,155,030

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	233,810	12,730,954

Chemicals-Diversified — 0.6%
FMC Corp.	73,460	5,188,480

Chemicals-Specialty — 0.8%
W.R. Grace & Co.†	69,080	6,515,626

Coatings/Paint — 0.6%
Sherwin-Williams Co.	28,044	5,139,343

Commercial Services-Finance — 1.6%
MasterCard, Inc., Class A	171,193	12,955,886

Computer Aided Design — 0.5%
Autodesk, Inc.†	76,010	3,895,513

Computer Services — 2.5%
Accenture PLC, Class A	137,770	11,005,067
Cognizant Technology Solutions Corp., Class A†	105,430	10,218,276

		21,223,343

Computers — 3.4%
Apple, Inc.	28,713	14,373,728
Hewlett-Packard Co.	497,040	14,414,160

		28,787,888

Computers-Memory Devices — 2.0%
EMC Corp.	706,900	17,135,256

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	115,763	7,088,169
Procter & Gamble Co.	222,670	17,060,975

		24,149,144

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	164,420	8,336,094

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.9%
WW Grainger, Inc.	33,366	$7,823,660

Diversified Banking Institutions — 6.9%
Bank of America Corp.	666,470	11,163,372
Goldman Sachs Group, Inc.	90,014	14,773,098
JPMorgan Chase & Co.	461,960	25,574,106
Morgan Stanley	202,710	5,981,972

		57,492,548

Diversified Manufacturing Operations — 2.8%
Danaher Corp.	312,210	23,225,302

Electric-Integrated — 2.4%
American Electric Power Co., Inc.	153,730	7,503,561
CMS Energy Corp.	282,960	7,863,459
Wisconsin Energy Corp.	102,420	4,370,261

		19,737,281

Electronic Components-Semiconductors — 2.9%
Altera Corp.	300,650	10,050,729
Microchip Technology, Inc.	315,950	14,173,517

		24,224,246

Engineering/R&D Services — 0.8%
Fluor Corp.	86,980	6,607,001

Enterprise Software/Service — 1.4%
Oracle Corp.	324,200	11,962,980

Finance-Credit Card — 4.0%
American Express Co.	178,910	15,210,928
Visa, Inc., Class A	84,976	18,306,380

		33,517,308

Food-Misc./Diversified — 2.7%
Danone SA(1)	144,277	9,522,305
General Mills, Inc.	71,380	3,427,667
Mondelez International, Inc., Class A	300,840	9,852,510

		22,802,482

Industrial Gases — 1.7%
Linde AG(1)	37,599	7,119,961
Praxair, Inc.	60,145	7,501,284

		14,621,245

Instruments-Controls — 1.8%
Honeywell International, Inc.	161,000	14,688,030

Instruments-Scientific — 1.8%
Thermo Fisher Scientific, Inc.	133,960	15,424,154

Insurance-Multi-line — 1.2%
ACE, Ltd.	107,360	10,071,442

Investment Management/Advisor Services — 2.0%
BlackRock, Inc.	45,987	13,817,714
Franklin Resources, Inc.	61,404	3,193,622

		17,011,336

Medical Instruments — 0.7%
St Jude Medical, Inc.	102,480	6,223,610

Medical Products — 2.5%
Covidien PLC	208,960	14,259,430
Stryker Corp.	83,730	6,497,448

		20,756,878

Medical-Biomedical/Gene — 0.8%
Gilead Sciences, Inc.†	86,230	6,954,450

178

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Drugs — 8.3%
Abbott Laboratories	175,020	$6,416,233
Bristol-Myers Squibb Co.	114,160	5,704,575
Endo Health Solutions, Inc.†	115,990	7,641,421
Johnson & Johnson	194,360	17,195,029
Pfizer, Inc.	647,260	19,676,704
Valeant Pharmaceuticals International, Inc.†	95,510	12,954,977

		69,588,939

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	54,364	13,849,229

Multimedia — 3.9%
Time Warner, Inc.	106,610	6,698,306
Twenty-First Century Fox, Inc., Class A	299,540	9,531,363
Walt Disney Co.	230,190	16,714,096

		32,943,765

Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc.	47,015	7,768,759
Occidental Petroleum Corp.	93,000	8,144,010

		15,912,769

Oil Companies-Integrated — 2.8%
Chevron Corp.	83,594	9,331,598
Exxon Mobil Corp.	153,970	14,189,875

		23,521,473

Oil Field Machinery & Equipment — 3.1%
Cameron International Corp.†	167,540	10,047,374
Dresser-Rand Group, Inc.†	146,780	8,366,460
National Oilwell Varco, Inc.	100,040	7,504,000

		25,917,834

Oil-Field Services — 0.9%
Schlumberger, Ltd.	86,250	7,552,912

Real Estate Investment Trusts — 1.5%
American Tower Corp.	152,400	12,326,112

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	58,670	3,984,280

Retail-Discount — 1.1%
Target Corp.	159,880	9,055,603

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	123,760	6,265,969

Retail-Restaurants — 1.2%
McDonald’s Corp.	103,362	9,733,600

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SA(1)	48,112	8,559,735

Transport-Rail — 1.2%
Canadian National Railway Co.	186,650	9,985,775

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	73,460	6,995,596

Web Portals/ISP — 3.3%
Google, Inc., Class A†	23,075	27,250,883

Total Long-Term Investment Securities (cost $664,152,071)		827,334,711

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013 (cost $19,215,000)	$19,215,000	$19,215,000

TOTAL INVESTMENTS (cost $683,367,071)(2)	101.0%	846,549,711
Liabilities in excess of other assets	(1.0)	(8,192,815)

NET ASSETS	100.0%	$838,356,896

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $46,519,815 representing 5.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

179

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Auto-Cars/Light Trucks	$—	$2,888,080	$—	$2,888,080
Beverages-Wine/Spirits	—	16,274,704	—	16,274,704
Brewery	—	2,155,030	—	2,155,030
Diversified Banking Institutions	57,492,548	—	—	57,492,548
Food-Misc./Diversified	13,280,177	9,522,305	—	22,802,482
Industrial Gases	7,501,284	7,119,961	—	14,621,245
Medical-Drugs	69,588,939	—	—	69,588,939
Textile-Apparel	—	8,559,735	—	8,559,735
Other Industries*	632,951,948	—	—	632,951,948
Short-Term Investment Securities:
Time Deposits	—	19,215,000	—	19,215,000

Total	$780,814,896	$65,734,815	$—	$846,549,711

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $46,519,815 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

180

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.6%
Web Portals/ISP	5.7
Commercial Services-Finance	5.4
Finance-Credit Card	4.7
Medical-Drugs	3.8
E-Commerce/Services	3.7
E-Commerce/Products	3.0
Applications Software	2.9
Internet Content-Entertainment	2.9
Computers	2.7
Oil Companies-Exploration & Production	2.7
Beverages-Wine/Spirits	2.6
Finance-Other Services	2.5
Airlines	2.3
Cable/Satellite TV	2.1
Agricultural Chemicals	2.1
Retail-Building Products	1.9
Metal Processors & Fabrication	1.8
Repurchase Agreements	1.7
Insurance Brokers	1.7
Retail-Restaurants	1.6
Television	1.6
Retail-Major Department Stores	1.6
Electronic Forms	1.5
Wireless Equipment	1.5
Rental Auto/Equipment	1.5
Internet Content-Information/News	1.5
Athletic Footwear	1.5
Aerospace/Defense-Equipment	1.4
Medical Instruments	1.4
Transport-Rail	1.4
Auto/Truck Parts & Equipment-Original	1.4
Electronic Components-Semiconductors	1.4
Medical-Wholesale Drug Distribution	1.4
Diversified Manufacturing Operations	1.3
Investment Management/Advisor Services	1.3
Textile-Home Furnishings	1.2
Medical-Generic Drugs	1.2
Diversified Banking Institutions	1.2
Building & Construction Products-Misc.	1.2
Casino Hotels	1.1
Multimedia	1.0
Semiconductor Equipment	1.0
Engines-Internal Combustion	1.0
Distribution/Wholesale	0.9
Oil Refining & Marketing	0.7
Apparel Manufacturers	0.7
Medical Information Systems	0.4

99.7%

*	Calculated as a percentage of net assets

181

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense-Equipment — 1.4%
B/E Aerospace, Inc.†	53,340	$4,238,930

Agricultural Chemicals — 2.1%
Monsanto Co.	56,890	6,061,629

Airlines — 2.3%
American Airlines Group, Inc.†	46,160	1,548,668
Delta Air Lines, Inc.	172,620	5,283,898

		6,832,566

Apparel Manufacturers — 0.7%
Michael Kors Holdings, Ltd.†	25,268	2,019,671

Applications Software — 2.9%
Salesforce.com, Inc.†	78,440	4,747,973
ServiceNow, Inc.†	61,780	3,918,706

		8,666,679

Athletic Footwear — 1.5%
NIKE, Inc., Class B	59,120	4,306,892

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC	67,330	4,099,724

Beverages-Wine/Spirits — 2.6%
Constellation Brands, Inc., Class A†	99,440	7,624,065

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	75,430	3,398,876

Cable/Satellite TV — 2.1%
Liberty Global PLC, Class A†	18,562	1,483,661
Liberty Global PLC, Class C†	60,058	4,764,401

		6,248,062

Casino Hotels — 1.1%
Las Vegas Sands Corp.	40,670	3,112,068

Commercial Services-Finance — 5.4%
Alliance Data Systems Corp.†	26,230	6,286,282
MasterCard, Inc., Class A	77,950	5,899,256
Vantiv, Inc., Class A†	123,960	3,760,946

		15,946,484

Computers — 2.7%
Apple, Inc.	16,054	8,036,632

Distribution/Wholesale — 0.9%
LKQ Corp.†	98,332	2,661,847

Diversified Banking Institutions — 1.2%
JPMorgan Chase & Co.	64,110	3,549,130

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	54,510	3,984,136

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	24,517	8,794,003

E-Commerce/Services — 3.7%
Netflix, Inc.†	11,510	4,711,388
priceline.com, Inc.†	5,370	6,148,060

		10,859,448

Electronic Components-Semiconductors — 1.4%
ARM Holdings PLC ADR	88,420	4,073,509

Electronic Forms — 1.5%
Adobe Systems, Inc.†	75,750	4,483,642

Engines-Internal Combustion — 1.0%
Cummins, Inc.	22,544	2,862,637

Security Description	Shares	Value (Note 2)

Finance-Credit Card — 4.7%
American Express Co.	69,420	$5,902,088
Visa, Inc., Class A	37,490	8,076,471

		13,978,559

Finance-Other Services — 2.5%
IntercontinentalExchange Group, Inc.	35,440	7,399,518

Insurance Brokers — 1.7%
Aon PLC	61,930	4,982,888

Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	135,000	8,446,950
Twitter, Inc.†	1,675	108,037

		8,554,987

Internet Content-Information/News — 1.5%
LinkedIn Corp., Class A†	20,470	4,405,349

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	19,378	3,860,873

Medical Information Systems — 0.4%
Cerner Corp.†	18,472	1,050,872

Medical Instruments — 1.4%
Boston Scientific Corp.†	307,110	4,155,198

Medical-Biomedical/Gene — 8.6%
Alexion Pharmaceuticals, Inc.†	40,940	6,498,406
Biogen Idec, Inc.†	18,420	5,758,829
Celgene Corp.†	39,540	6,007,312
Gilead Sciences, Inc.†	87,910	7,089,942

		25,354,489

Medical-Drugs — 3.8%
AbbVie, Inc.	66,680	3,282,656
Bristol-Myers Squibb Co.	87,010	4,347,890
Shire PLC ADR	24,950	3,733,019

		11,363,565

Medical-Generic Drugs — 1.2%
Actavis PLC†	19,190	3,626,526

Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	23,030	4,016,662

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	20,518	5,226,960

Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	93,860	2,986,625

Oil Companies-Exploration & Production — 2.7%
Antero Resources Corp.†	53,684	3,153,398
Pioneer Natural Resources Co.	28,430	4,813,768

		7,967,166

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	25,330	2,204,977

Rental Auto/Equipment — 1.5%
United Rentals, Inc.†	54,530	4,413,658

Retail-Building Products — 1.9%
Home Depot, Inc.	71,820	5,519,367

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	81,250	4,660,500

Retail-Restaurants — 1.6%
Starbucks Corp.	68,330	4,859,630

182

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.0%
ASML Holding NV	34,550	$2,923,967

Television — 1.6%
CBS Corp., Class B	81,890	4,808,581

Textile-Home Furnishings — 1.2%
Mohawk Industries, Inc.†	25,900	3,682,462

Transport-Rail — 1.4%
Kansas City Southern	39,150	4,133,848

Web Portals/ISP — 5.7%
Baidu, Inc. ADR†	19,310	3,022,015
Google, Inc., Class A†	11,770	13,900,017

		16,922,032

Wireless Equipment — 1.5%
SBA Communications Corp., Class A†	47,600	4,414,900

Total Long-Term Investment Securities (cost $234,670,093)		289,334,789

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $5,089,000 and collateralized by $5,725,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,190,858 (cost $5,089,000)	$5,089,000	$5,089,000

TOTAL INVESTMENTS (cost $239,759,093)(1)	99.7%	294,423,789
Other assets less liabilities	0.3	852,352

NET ASSETS	100.0%	$295,276,141

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Commercial Services-Finance	$15,946,484	$—	$—	$15,946,484
Medical-Biomedical/Gene	25,354,489	—	—	25,354,489
Web Portals/ISP	16,922,032	—	—	16,922,032
Other Industries*	231,111,784	—	—	231,111,784
Repurchase Agreement	—	5,089,000	—	5,089,000

Total	$289,334,789	$5,089,000	$—	$294,423,789

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

183

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	5.4%
Web Portals/ISP	4.4
Cable/Satellite TV	4.3
Computers	3.9
Computer Services	3.8
Medical-Drugs	3.1
Tobacco	2.9
Retail-Restaurants	2.8
Chemicals-Diversified	2.6
Finance-Credit Card	2.5
Aerospace/Defense	2.5
Internet Content-Entertainment	2.4
Enterprise Software/Service	2.4
Applications Software	2.3
Telephone-Integrated	1.9
Beverages-Non-alcoholic	1.9
Apparel Manufacturers	1.9
Semiconductor Components-Integrated Circuits	1.9
Medical-Wholesale Drug Distribution	1.8
Commercial Services-Finance	1.8
E-Commerce/Services	1.7
Real Estate Investment Trusts	1.7
Retail-Drug Store	1.7
Transport-Services	1.6
Aerospace/Defense-Equipment	1.4
Data Processing/Management	1.3
Food-Meat Products	1.3
Food-Misc./Diversified	1.3
Computer Aided Design	1.3
Retail-Auto Parts	1.2
Engines-Internal Combustion	1.2
Food-Retail	1.2
Retail-Regional Department Stores	1.1
Agricultural Chemicals	1.1
Instruments-Scientific	1.0
Containers-Paper/Plastic	1.0
Oil Field Machinery & Equipment	0.9
Cosmetics & Toiletries	0.9
Computers-Memory Devices	0.9
Internet Security	0.9
Casino Hotels	0.9
Auto-Cars/Light Trucks	0.9
Oil-Field Services	0.9
Oil Companies-Exploration & Production	0.9
Medical Products	0.9
Retail-Pet Food & Supplies	0.9
Oil Refining & Marketing	0.8
Insurance-Reinsurance	0.8
Medical-HMO	0.8
Transport-Rail	0.7
Agricultural Operations	0.7
Diversified Manufacturing Operations	0.7
Retail-Bedding	0.7
Diversified Banking Institutions	0.7
Machinery-General Industrial	0.7
Theaters	0.7
Electric-Generation	0.7
Machine Tools & Related Products	0.7
Oil Companies-Integrated	0.6
Retail-Consumer Electronics	0.6
Auto/Truck Parts & Equipment-Original	0.6

Insurance-Multi-line	0.5%
Electronic Components-Semiconductors	0.3
Retail-Apparel/Shoe	0.3
E-Commerce/Products	0.2
Finance-Other Services	0.1
Distribution/Wholesale	0.1

98.6%

*	Calculated as a percentage of net assets

184

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense — 2.5%
Lockheed Martin Corp.	11,260	$1,699,247
Spirit Aerosystems Holdings, Inc., Class A†	22,606	766,569

		2,465,816

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	12,301	1,402,560

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	4,822	1,113,207

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	18,610	734,723

Apparel Manufacturers — 1.9%
Hanesbrands, Inc.	10,208	726,197
Michael Kors Holdings, Ltd.†	14,882	1,189,518

		1,915,715

Applications Software — 2.3%
Microsoft Corp.	60,679	2,296,700

Auto-Cars/Light Trucks — 0.9%
General Motors Co.	24,327	877,718

Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	9,017	549,045

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	20,320	768,503
Coca-Cola Enterprises, Inc.	13,539	586,103
PepsiCo, Inc.	7,031	565,011

		1,919,617

Cable/Satellite TV — 4.3%
Comcast Corp., Class A	45,768	2,492,068
Time Warner Cable, Inc.	13,563	1,807,541

		4,299,609

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	4,236	920,991

Chemicals-Diversified — 2.6%
LyondellBasell Industries NV, Class A	17,879	1,408,150
PPG Industries, Inc.	6,693	1,220,535

		2,628,685

Commercial Services-Finance — 1.8%
FleetCor Technologies, Inc.†	10,647	1,131,989
Vantiv, Inc., Class A†	20,440	620,150

		1,752,139

Computer Aided Design — 1.3%
Aspen Technology, Inc.†	27,609	1,258,142

Computer Services — 3.8%
Accenture PLC, Class A	18,685	1,492,558
Cognizant Technology Solutions Corp., Class A†	13,340	1,292,913
International Business Machines Corp.	5,600	989,408

		3,774,879

Computers — 3.9%
Apple, Inc.	7,825	3,917,195

Computers-Memory Devices — 0.9%
Western Digital Corp.	10,762	927,362

Containers-Paper/Plastic — 1.0%
Packaging Corp. of America	15,317	989,478

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	15,452	$946,126

Data Processing/Management — 1.3%
CommVault Systems, Inc.†	12,572	868,348
Fidelity National Information Services, Inc.	8,766	444,436

		1,312,784

Distribution/Wholesale — 0.1%
Fossil Group, Inc.†	530	59,270

Diversified Banking Institutions — 0.7%
Goldman Sachs Group, Inc.	4,235	695,048

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	9,991	730,242

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	671	240,681

E-Commerce/Services — 1.7%
priceline.com, Inc.†	1,486	1,701,307

Electric-Generation — 0.7%
AES Corp.	47,186	663,435

Electronic Components-Semiconductors — 0.3%
Microchip Technology, Inc.	6,410	287,553

Engines-Internal Combustion — 1.2%
Cummins, Inc.	9,665	1,227,262

Enterprise Software/Service — 2.4%
Oracle Corp.	65,394	2,413,039

Finance-Credit Card — 2.5%
Discover Financial Services	21,605	1,159,108
Visa, Inc., Class A	6,196	1,334,804

		2,493,912

Finance-Other Services — 0.1%
IntercontinentalExchange Group, Inc.	408	85,186

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	33,848	1,265,915

Food-Misc./Diversified — 1.3%
General Mills, Inc.	26,361	1,265,855

Food-Retail — 1.2%
Kroger Co.	32,222	1,163,214

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.	8,690	1,000,567

Insurance-Multi-line — 0.5%
MetLife, Inc.	10,593	519,587

Insurance-Reinsurance — 0.8%
Everest Re Group, Ltd.	5,546	802,839

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	38,713	2,422,272

Internet Security — 0.9%
Symantec Corp.	43,046	921,615

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	15,081	653,611

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	5,034	690,866

Medical Products — 0.9%
Cooper Cos., Inc.	6,965	865,610

185

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — 5.4%
Biogen Idec, Inc.†	3,270	$1,022,333
Celgene Corp.†	10,819	1,643,731
Gilead Sciences, Inc.†	34,253	2,762,504

		5,428,568

Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	35,137	1,755,796
Endo Health Solutions, Inc.†	15,780	1,039,586
Johnson & Johnson	3,933	347,953

		3,143,335

Medical-HMO — 0.8%
WellPoint, Inc.	8,893	764,798

Medical-Wholesale Drug Distribution — 1.8%
Cardinal Health, Inc.	5,200	353,704
McKesson Corp.	8,369	1,459,637

		1,813,341

Oil Companies-Exploration & Production — 0.9%
Cabot Oil & Gas Corp.	21,786	871,004

Oil Companies-Integrated — 0.6%
Exxon Mobil Corp.	6,901	635,996

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	15,782	946,447

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	8,408	731,916
Western Refining, Inc.	2,090	81,740

		813,656

Oil-Field Services — 0.9%
Schlumberger, Ltd.	10,015	877,014

Real Estate Investment Trusts — 1.7%
American Tower Corp.	11,219	907,393
Public Storage	4,992	786,689

		1,694,082

Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	4,116	279,518

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	2,516	1,245,571

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	11,430	729,805

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	24,596	578,990

Retail-Drug Store — 1.7%
CVS Caremark Corp.	18,193	1,232,030
Rite Aid Corp.†	81,610	452,935

		1,684,965

Retail-Pet Food & Supplies — 0.9%
PetSmart, Inc.	13,522	851,886

Retail-Regional Department Stores — 1.1%
Macy’s, Inc.	21,346	1,135,607

Security Description	Shares	Value (Note 2)

Retail-Restaurants — 2.8%
McDonald’s Corp.	11,145	$1,049,525
Starbucks Corp.	23,941	1,702,684

		2,752,209

Semiconductor Components-Integrated Circuits — 1.9%
Linear Technology Corp.	18,391	819,135
QUALCOMM, Inc.	13,934	1,034,182

		1,853,317

Telephone-Integrated — 1.9%
Frontier Communications Corp.	172,036	808,569
Verizon Communications, Inc.	23,517	1,129,286

		1,937,855

Theaters — 0.7%
Cinemark Holdings, Inc.	22,858	669,968

Tobacco — 2.9%
Lorillard, Inc.	24,588	1,210,221
Philip Morris International, Inc.	21,154	1,652,974

		2,863,195

Transport-Rail — 0.7%
Union Pacific Corp.	4,290	747,490

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	16,866	1,606,149

Web Portals/ISP — 4.4%
Google, Inc., Class A†	3,764	4,445,171

Total Long-Term Investment Securities (cost $89,983,333)		98,541,314

TOTAL INVESTMENTS (cost $89,983,333)(1)	98.6%	98,541,314
Other assets less liabilities	1.4	1,384,401

NET ASSETS	100.0%	$99,925,715

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

186

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$5,428,568	$—	$—	$5,428,568
Other Industries*	93,112,746	—	—	93,112,746

Total	$98,541,314	$—	$—	$98,541,314

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

187

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	95.5%
Retirement/Aged Care	1.3
Real Estate Operations & Development	1.2
Time Deposits	1.0
Real Estate Management/Services	1.0

100.0%

*	Calculated as a percentage of net assets

188

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Real Estate Investment Trusts — 95.5%
Acadia Realty Trust	45,605	$1,160,647
Alexandria Real Estate Equities, Inc.	209,171	14,669,162
AvalonBay Communities, Inc.	59,225	7,314,287
Boston Properties, Inc.	183,942	19,882,291
Camden Property Trust	109,780	6,786,600
Cedar Realty Trust, Inc.	392,940	2,479,451
CoreSite Realty Corp.	90,232	2,768,318
Corrections Corp. of America	135,725	4,556,288
Cousins Properties, Inc.	903,976	9,717,742
DuPont Fabros Technology, Inc.	184,904	4,805,655
Equity Lifestyle Properties, Inc.	93,660	3,681,775
Equity One, Inc.	413,770	9,376,028
Equity Residential	173,654	9,616,959
Essex Property Trust, Inc.	119,713	18,958,948
Excel Trust, Inc.	81,627	931,364
Federal Realty Investment Trust	60,759	6,622,731
FelCor Lodging Trust, Inc.	627,777	5,122,660
General Growth Properties, Inc.	20,627	415,428
Glimcher Realty Trust	835,329	7,150,416
HCP, Inc.	327,455	12,819,863
Health Care REIT, Inc.	160,414	9,291,179
Host Hotels & Resorts, Inc.	492,187	9,051,319
Kilroy Realty Corp.	113,094	5,971,363
Kite Realty Group Trust	280,839	1,811,412
LaSalle Hotel Properties	437,904	13,469,927
Lexington Realty Trust	393,028	4,248,633
Liberty Property Trust	171,800	6,253,520
Mid-America Apartment Communities, Inc.	264,161	17,048,951
National Retail Properties, Inc.	349,746	11,611,567
Piedmont Office Realty Trust, Inc.	387,796	6,464,559
Prologis, Inc.	606,567	23,510,537
Public Storage	152,842	24,086,371
Sabra Health Care REIT, Inc.	68,156	1,971,753
Senior Housing Properties Trust	79,047	1,780,138
Simon Property Group, Inc.	309,169	47,871,728
SL Green Realty Corp.	167,667	15,722,135
Spirit Realty Capital, Inc.	39,200	415,520
Taubman Centers, Inc.	64,700	4,206,794
Terreno Realty Corp.	47,050	812,553
UDR, Inc.	188,300	4,583,222
Ventas, Inc.	333,445	20,803,634
Vornado Realty Trust	29,400	2,699,802
Weyerhaeuser Co.	134,727	4,025,643

		386,548,873

Real Estate Management/Services — 1.0%
WP Carey, Inc.	66,281	3,915,881

Real Estate Operations & Development — 1.2%
Forest City Enterprises, Inc., Class A†	260,891	4,745,607

Retirement/Aged Care — 1.3%
Emeritus Corp.†	244,150	5,383,508

Total Long-Term Investment Securities (cost $394,180,091)		400,593,869

Security Description	Principal Amount		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $4,239,000)	$4,239,000		$4,239,000

TOTAL INVESTMENTS (cost $398,419,091)(1)	100.0%		404,832,869
Liabilities in excess of other assets	0.0		(82,742)

NET ASSETS	100.0	% $	404,750,127

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

189

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$386,548,873	$—	$—	$386,548,873
Other Industries*	14,044,996	—	—	14,044,996
Short-Term Investment Securities:
Time Deposits	—	4,239,000	—	4,239,000

Total	$400,593,869	$4,239,000	$—	$404,832,869

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

190

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Time Deposits	7.7%
Diversified Manufacturing Operations	5.6
Retail-Apparel/Shoe	5.4
Chemicals-Specialty	4.4
Insurance-Life/Health	3.7
Steel-Producers	3.5
Insurance-Reinsurance	2.8
Building-Mobile Home/Manufactured Housing	2.6
Machinery-Electrical	2.5
Machine Tools & Related Products	2.5
Oil Companies-Exploration & Production	2.4
Electronic Components-Misc.	2.4
Oil-Field Services	2.1
Building & Construction Products-Misc.	2.0
Medical Products	2.0
Home Furnishings	1.9
Transport-Services	1.8
Insurance-Property/Casualty	1.8
Oil & Gas Drilling	1.7
Building Products-Wood	1.6
Aerospace/Defense-Equipment	1.6
Retail-Automobile	1.5
Banks-Commercial	1.5
Insurance-Multi-line	1.5
Building-Heavy Construction	1.4
Medical Sterilization Products	1.4
Coatings/Paint	1.4
Auto-Truck Trailers	1.4
Miscellaneous Manufacturing	1.3
Transport-Marine	1.3
Building Products-Doors & Windows	1.2
U.S. Government Agencies	1.2
Engineering/R&D Services	1.1
Chemicals-Plastics	1.1
Leisure Products	1.1
Transport-Rail	1.1
Engines-Internal Combustion	1.1
Environmental Monitoring & Detection	1.0
Audio/Video Products	1.0
Auto/Truck Parts & Equipment-Original	0.9
Metal Processors & Fabrication	0.9
Building-Residential/Commercial	0.9
Distribution/Wholesale	0.9
Rental Auto/Equipment	0.9
Machinery-Construction & Mining	0.8
Airlines	0.8
Retail-Computer Equipment	0.8
Lasers-System/Components	0.8
Retail-Auto Parts	0.8
Power Converter/Supply Equipment	0.8
Identification Systems	0.7
Human Resources	0.6
Machinery-Farming	0.6
Machinery-General Industrial	0.6
Insurance Brokers	0.5
Retail-Leisure Products	0.4
Semiconductor Equipment	0.4
Instruments-Controls	0.4
Diversified Minerals	0.4
Data Processing/Management	0.3
Circuit Boards	0.2

Retail-Home Furnishings	0.2%
Wire & Cable Products	0.2
Retail-Hair Salons	0.2
Batteries/Battery Systems	0.2
Industrial Automated/Robotic	0.1

99.9%

*	Calculated as a percentage of net assets

191

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.0%
Aerospace/Defense-Equipment — 1.6%
AAR Corp.	250,000	$6,662,500

Airlines — 0.8%
SkyWest, Inc.	255,000	3,317,550

Audio/Video Products — 1.0%
Harman International Industries, Inc.	40,000	4,137,200

Auto-Truck Trailers — 1.4%
Wabash National Corp.†	415,000	5,689,650

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	41,300	3,744,671

Banks-Commercial — 1.5%
Chemical Financial Corp.	86,000	2,483,680
OFG Bancorp	96,300	1,404,054
Peoples Bancorp, Inc.	30,000	676,500
TrustCo Bank Corp.	236,000	1,541,080

		6,105,314

Batteries/Battery Systems — 0.2%
EnerSys, Inc.	9,100	619,346

Building & Construction Products-Misc. — 2.0%
Drew Industries, Inc.	59,000	2,837,310
Gibraltar Industries, Inc.†	120,400	2,150,344
Simpson Manufacturing Co., Inc.	104,000	3,390,400

		8,378,054

Building Products-Doors & Windows — 1.2%
Apogee Enterprises, Inc.	148,600	5,022,680

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	128,000	6,726,400

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	177,900	5,922,291

Building-Mobile Home/Manufactured Housing — 2.6%
Thor Industries, Inc.	180,000	9,246,600
Winnebago Industries, Inc.†	67,500	1,617,300

		10,863,900

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	91,000	2,237,690
MDC Holdings, Inc.	44,500	1,374,605

		3,612,295

Chemicals-Plastics — 1.1%
A. Schulman, Inc.	135,000	4,585,950

Chemicals-Specialty — 4.4%
Cabot Corp.	137,000	6,667,790
H.B. Fuller Co.	103,200	4,807,056
Sensient Technologies Corp.	89,400	4,373,448
Stepan Co.	37,300	2,364,447

		18,212,741

Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	71,000	979,800

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	5,752,150

Data Processing/Management — 0.3%
Schawk, Inc.	104,700	1,264,776

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	3,585,366

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 5.6%
Carlisle Cos., Inc.	67,800	$5,053,134
EnPro Industries, Inc.†	60,000	4,352,400
Pentair, Ltd.	43,380	3,224,436
Trinity Industries, Inc.	175,000	10,190,250

		22,820,220

Diversified Minerals — 0.4%
AMCOL International Corp.	42,200	1,437,754

Electronic Components-Misc. — 2.4%
Benchmark Electronics, Inc.†	133,400	3,032,182
Gentex Corp.	206,000	6,672,340

		9,704,522

Engineering/R&D Services — 1.1%
EMCOR Group, Inc.	108,800	4,625,088

Engines-Internal Combustion — 1.1%
Briggs & Stratton Corp.	210,000	4,424,700

Environmental Monitoring & Detection — 1.0%
Mine Safety Appliances Co.	84,000	4,231,920

Home Furnishings — 1.9%
Hooker Furniture Corp.	70,500	1,068,075
La-Z-Boy, Inc.	250,000	6,730,000

		7,798,075

Human Resources — 0.6%
Insperity, Inc.	75,000	2,476,500

Identification Systems — 0.7%
Brady Corp., Class A	100,000	2,736,000

Industrial Automated/Robotic — 0.1%
Nordson Corp.	7,000	485,240

Instruments-Controls — 0.4%
Watts Water Technologies, Inc., Class A	27,300	1,529,346

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	1,974,021

Insurance-Life/Health — 3.7%
Protective Life Corp.	157,000	7,694,570
StanCorp Financial Group, Inc.	115,000	7,388,750

		15,083,320

Insurance-Multi-line — 1.5%
Assurant, Inc.	11,900	777,665
Old Republic International Corp.	330,000	5,154,600

		5,932,265

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	97,500	5,414,175
HCC Insurance Holdings, Inc.	41,500	1,780,765

		7,194,940

Insurance-Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd.	110,000	4,279,000
Montpelier Re Holdings, Ltd.	145,000	4,041,150
Validus Holdings, Ltd.	84,958	3,051,691

		11,371,841

Lasers-System/Components — 0.8%
Rofin-Sinar Technologies, Inc.†	142,500	3,291,750

Leisure Products — 1.1%
Brunswick Corp.	110,000	4,560,600

192

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 2.5%
Kennametal, Inc.	103,500	$4,485,690
Lincoln Electric Holdings, Inc.	81,000	5,605,200

		10,090,890

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.	90,000	3,348,000

Machinery-Electrical — 2.5%
Franklin Electric Co., Inc.	92,000	3,665,280
Regal-Beloit Corp.	90,000	6,668,100

		10,333,380

Machinery-Farming — 0.6%
Lindsay Corp.	27,500	2,337,500

Machinery-General Industrial — 0.6%
Applied Industrial Technologies, Inc.	45,000	2,274,300

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	99,200	3,597,984
Teleflex, Inc.	50,000	4,682,000

		8,279,984

Medical Sterilization Products — 1.4%
STERIS Corp.	128,200	5,883,098

Metal Processors & Fabrication — 0.9%
Mueller Industries, Inc.	59,400	3,697,056

Miscellaneous Manufacturing — 1.3%
Aptargroup, Inc.	16,600	1,059,080
Hillenbrand, Inc.	163,400	4,423,238

		5,482,318

Oil & Gas Drilling — 1.7%
Atwood Oceanics, Inc.†	95,000	4,503,000
Rowan Cos. PLC, Class A†	84,000	2,635,080

		7,138,080

Oil Companies-Exploration & Production — 2.4%
Energen Corp.	50,000	3,536,000
Unit Corp.†	127,500	6,371,175

		9,907,175

Oil-Field Services — 2.1%
Helix Energy Solutions Group, Inc.†	210,000	4,281,900
Oil States International, Inc.†	48,000	4,509,600

		8,791,500

Power Converter/Supply Equipment — 0.8%
Powell Industries, Inc.	50,000	3,070,500

Rental Auto/Equipment — 0.9%
McGrath RentCorp	95,000	3,478,900

Retail-Apparel/Shoe — 5.4%
Brown Shoe Co., Inc.	235,000	5,564,800
Cato Corp., Class A	118,500	3,313,260
Genesco, Inc.†	47,900	3,363,538
Jos. A. Bank Clothiers, Inc.†	45,000	2,529,900
Men’s Wearhouse, Inc.	150,000	7,206,000

		21,977,498

Retail-Auto Parts — 0.8%
Pep Boys-Manny Moe & Jack†	271,500	3,241,710

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Automobile — 1.5%
Group 1 Automotive, Inc.	103,700	$6,339,181

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	94,200	3,303,594

Retail-Hair Salons — 0.2%
Regis Corp.	75,000	924,750

Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	50,000	955,500

Retail-Leisure Products — 0.4%
West Marine, Inc.†	137,500	1,799,875

Semiconductor Equipment — 0.4%
Cohu, Inc.	161,000	1,667,960

Steel-Producers — 3.5%
Carpenter Technology Corp.	85,000	4,939,350
Reliance Steel & Aluminum Co.	75,200	5,260,240
Steel Dynamics, Inc.	260,000	4,290,000

		14,489,590

Transport-Marine — 1.3%
Tidewater, Inc.	105,000	5,444,250

Transport-Rail — 1.1%
Genesee & Wyoming, Inc., Class A†	49,500	4,471,830

Transport-Services — 1.8%
Bristow Group, Inc.	105,000	7,537,950

Wire & Cable Products — 0.2%
General Cable Corp.	33,300	950,049

Total Long-Term Investment Securities (cost $250,908,918)		374,077,154

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Time Deposits — 7.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/03/2014	$31,702,000	31,702,000

U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.00% due 02/03/2014	5,000,000	5,000,000

Total Short-Term Investment Securities (cost $36,702,000)		36,702,000

TOTAL INVESTMENTS (cost $287,610,918)(1)	99.9%	410,779,154
Other assets less liabilities	0.1	419,910

NET ASSETS	100.0%	$411,199,064

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

193

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$22,820,220	$—	$—	$22,820,220
Retail-Apparel/Shoe	21,977,498	—	—	21,977,498
Other Industries*	329,279,436	—	—	329,279,436
Short-Term Investment Securities:
Time Deposits	—	31,702,000	—	31,702,000
U.S. Government Agencies	—	5,000,000	—	5,000,000

Total	$374,077,154	$36,702,000	$—	$410,779,154

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

194

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	4.9%
Commercial Services-Finance	4.1
Oil Companies-Exploration & Production	3.1
Electronic Components-Semiconductors	2.7
Semiconductor Equipment	2.5
Retail-Apparel/Shoe	2.3
Banks-Commercial	2.2
Motorcycle/Motor Scooter	2.1
Retail-Auto Parts	2.0
Applications Software	2.0
Lighting Products & Systems	2.0
Auto/Truck Parts & Equipment-Original	1.9
Finance-Investment Banker/Broker	1.8
Medical-Drugs	1.8
Repurchase Agreements	1.8
Machinery-Pumps	1.7
Filtration/Separation Products	1.7
Enterprise Software/Service	1.6
Investment Management/Advisor Services	1.6
Medical-Generic Drugs	1.6
Apparel Manufacturers	1.5
Electronic Connectors	1.5
Airlines	1.5
Rental Auto/Equipment	1.5
Real Estate Management/Services	1.5
Consulting Services	1.5
Building & Construction Products-Misc.	1.4
E-Commerce/Services	1.4
Electronic Measurement Instruments	1.4
Textile-Home Furnishings	1.3
Retail-Restaurants	1.3
Retail-Jewelry	1.2
Transport-Marine	1.2
Hazardous Waste Disposal	1.2
Insurance Brokers	1.2
Casino Hotels	1.2
Coatings/Paint	1.1
Cruise Lines	1.1
Pipelines	1.1
Diversified Manufacturing Operations	1.1
Medical-HMO	1.1
Medical Products	1.1
Private Equity	1.0
Transport-Rail	1.0
Broadcast Services/Program	1.0
Hotels/Motels	1.0
Networking Products	1.0
Power Converter/Supply Equipment	1.0
Computer Aided Design	1.0
Computers-Integrated Systems	1.0
Auto-Cars/Light Trucks	1.0
Finance-Leasing Companies	1.0
Retail-Computer Equipment	1.0
Retail-Catalog Shopping	1.0
Engineering/R&D Services	0.9
Entertainment Software	0.9
Retirement/Aged Care	0.9
Physicians Practice Management	0.8
Internet Content-Information/News	0.8
Distribution/Wholesale	0.8
Building-Residential/Commercial	0.8

Transport-Truck	0.8%
Retail-Mail Order	0.8
Telecom Equipment-Fiber Optics	0.8
Internet Application Software	0.7
Insurance-Reinsurance	0.7
Data Processing/Management	0.7
Medical-Outpatient/Home Medical	0.7
Medical Instruments	0.7
Oil-Field Services	0.7
Computer Graphics	0.6
Wireless Equipment	0.5
Satellite Telecom	0.4

99.8%

*	Calculated as a percentage of net assets

195

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Airlines — 1.5%
Delta Air Lines, Inc.	147,000	$4,499,670

Apparel Manufacturers — 1.5%
Michael Kors Holdings, Ltd.†	56,700	4,532,031

Applications Software — 2.0%
Red Hat, Inc.†	61,075	3,450,737
ServiceNow, Inc.†	38,700	2,454,741

		5,905,478

Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	15,900	2,884,419

Auto/Truck Parts & Equipment-Original — 1.9%
BorgWarner, Inc.	61,500	3,302,550
WABCO Holdings, Inc.†	25,900	2,233,098

		5,535,648

Banks-Commercial — 2.2%
East West Bancorp, Inc.	89,400	2,991,324
Signature Bank†	28,100	3,429,886

		6,421,210

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	38,200	3,047,596

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	94,000	4,235,640

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	65,000	2,388,750

Casino Hotels — 1.2%
Wynn Resorts, Ltd.	16,100	3,500,462

Coatings/Paint — 1.1%
Sherwin-Williams Co.	18,200	3,335,332

Commercial Services-Finance — 4.1%
Alliance Data Systems Corp.†	22,700	5,440,282
FleetCor Technologies, Inc.†	18,800	1,998,816
Moody’s Corp.	64,600	4,817,868

		12,256,966

Computer Aided Design — 1.0%
Autodesk, Inc.†	56,800	2,911,000

Computer Graphics — 0.6%
Tableau Software, Inc., Class A†	21,600	1,745,712

Computers-Integrated Systems — 1.0%
3D Systems Corp.†	17,900	1,391,367
VeriFone Systems, Inc.†	51,600	1,496,916

		2,888,283

Consulting Services — 1.5%
CoreLogic, Inc.†	72,400	2,305,940
Towers Watson & Co., Class A	18,400	2,151,328

		4,457,268

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	95,141	3,331,838

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	29,300	2,023,751

Distribution/Wholesale — 0.8%
HD Supply Holdings, Inc.†	111,600	2,396,052

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	43,300	$3,227,149

E-Commerce/Services — 1.4%
Netflix, Inc.†	10,250	4,195,632

Electronic Components-Semiconductors — 2.7%
Avago Technologies, Ltd.	80,900	4,420,376
Xilinx, Inc.	78,500	3,643,970

		8,064,346

Electronic Connectors — 1.5%
Amphenol Corp., Class A	52,100	4,526,448

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.	69,800	4,058,870

Engineering/R&D Services — 0.9%
Fluor Corp.	36,500	2,772,540

Enterprise Software/Service — 1.6%
Guidewire Software, Inc.†	36,900	1,742,049
Workday, Inc., Class A†	33,400	2,990,636

		4,732,685

Entertainment Software — 0.9%
Electronic Arts, Inc.†	104,500	2,758,800

Filtration/Separation Products — 1.7%
Pall Corp.	61,200	4,902,120

Finance-Investment Banker/Broker — 1.8%
Lazard, Ltd., Class A	56,900	2,433,044
TD Ameritrade Holding Corp.	95,300	2,978,125

		5,411,169

Finance-Leasing Companies — 1.0%
Air Lease Corp.	90,900	2,861,532

Hazardous Waste Disposal — 1.2%
Stericycle, Inc.†	30,660	3,589,060

Hotel/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	137,600	2,979,040

Insurance Brokers — 1.2%
Aon PLC	44,300	3,564,378

Insurance-Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	45,900	2,066,418

Internet Application Software — 0.7%
Splunk, Inc.†	28,700	2,210,761

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	11,200	2,410,352

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	23,700	4,721,988

Lighting Products & Systems — 2.0%
Acuity Brands, Inc.	46,000	5,843,840

Machinery-Pumps — 1.7%
Flowserve Corp.	68,500	4,954,605

Medical Instruments — 0.7%
Bruker Corp.†	97,500	1,984,125

Medical Products — 1.1%
Sirona Dental Systems, Inc.†	43,300	3,115,002

Medical-Biomedical/Gene — 4.9%
Alexion Pharmaceuticals, Inc.†	26,900	4,269,837

196

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — (continued)
Illumina, Inc.†	46,820	$7,116,640
Vertex Pharmaceuticals, Inc.†	38,500	3,043,040

		14,429,517

Medical-Drugs — 1.8%
Jazz Pharmaceuticals PLC†	11,846	1,796,564
Valeant Pharmaceuticals International, Inc.†	25,900	3,513,076

		5,309,640

Medical-Generic Drugs — 1.6%
Actavis PLC†	24,900	4,705,602

Medical-HMO — 1.1%
Humana, Inc.	32,220	3,135,006

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc.†	58,300	2,022,427

Motorcycle/Motor Scooter — 2.1%
Harley-Davidson, Inc.	99,900	6,162,831

Networking Products — 1.0%
Palo Alto Networks, Inc.†	49,600	2,948,720

Oil Companies-Exploration & Production — 3.1%
Antero Resources Corp.†	38,300	2,249,742
Cabot Oil & Gas Corp.	94,200	3,766,116
Concho Resources, Inc.†	30,700	3,002,153

		9,018,011

Oil-Field Services — 0.7%
Frank’s International NV	84,433	1,979,110

Physicians Practice Management — 0.8%
Envision Healthcare Holdings, Inc.†	73,600	2,433,216

Pipelines — 1.1%
Plains All American Pipeline LP	65,100	3,286,899

Power Converter/Supply Equipment — 1.0%
Generac Holdings, Inc.	60,700	2,921,491

Private Equity — 1.0%
Blackstone Group LP	93,800	3,071,950

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	168,700	4,477,298

Rental Auto/Equipment — 1.5%
Hertz Global Holdings, Inc.†	172,200	4,480,644

Retail-Apparel/Shoe — 2.3%
Lululemon Athletica, Inc.†	45,200	2,065,188
Ross Stores, Inc.	39,500	2,682,445
Urban Outfitters, Inc.†	58,400	2,091,888

		6,839,521

Retail-Auto Parts — 2.0%
Advance Auto Parts, Inc.	27,200	3,122,832
O’Reilly Automotive, Inc.†	22,200	2,907,756

		6,030,588

Retail-Catalog Shopping — 1.0%
MSC Industrial Direct Co., Class A	33,400	2,806,268

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Computer Equipment — 1.0%
GameStop Corp., Class A	80,700	$2,830,149

Retail-Jewelry — 1.2%
Signet Jewelers, Ltd.	46,300	3,683,165

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	42,200	2,300,744

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	3,000	1,655,880
Panera Bread Co., Class A†	12,200	2,062,654

		3,718,534

Retirement/Aged Care — 0.9%
Brookdale Senior Living, Inc.†	95,800	2,630,668

Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	33,800	1,290,484

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	251,800	4,235,276
KLA-Tencor Corp.	50,100	3,079,647

		7,314,923

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	96,700	2,256,011

Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	27,400	3,895,732

Transport-Marine — 1.2%
Kirby Corp.†	36,900	3,682,251

Transport-Rail — 1.0%
Canadian Pacific Railway, Ltd.	20,200	3,059,896

Transport-Truck — 0.8%
J.B. Hunt Transport Services, Inc.	31,400	2,356,570

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	76,100	1,499,931

Total Long-Term Investment Securities (cost $227,827,580)		289,825,763

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $5,218,000 and collateralized by $5,875,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,326,863 (cost $5,218,000)	$5,218,000	5,218,000

TOTAL INVESTMENTS (cost $233,045,580)(1)	99.8%	295,043,763
Other assets less liabilities	0.2	525,802

NET ASSETS	100.0%	$295,569,565

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

197

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$289,825,763	$—	$—	$289,825,763
Repurchase Agreement	—	5,218,000	—	5,218,000

Total	$289,825,763	$5,218,000	$—	$295,043,763

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

198

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Commercial Services-Finance	4.4%
Medical-Drugs	3.8
Medical-Biomedical/Gene	3.1
Machinery-General Industrial	3.0
Consulting Services	2.6
Commercial Services	2.5
Oil Companies-Exploration & Production	2.5
Retail-Apparel/Shoe	2.3
Beverages-Wine/Spirits	2.3
Applications Software	2.3
Wireless Equipment	2.1
Repurchase Agreements	2.1
Computer Services	2.1
Medical Products	2.0
Satellite Telecom	1.9
Aerospace/Defense-Equipment	1.9
Airlines	1.8
Apparel Manufacturers	1.8
Rental Auto/Equipment	1.7
Computer Software	1.6
Retail-Restaurants	1.6
Television	1.6
Electronic Components-Semiconductors	1.6
Instruments-Scientific	1.5
Distribution/Wholesale	1.5
Diagnostic Equipment	1.5
Transport-Rail	1.5
Banks-Commercial	1.4
Chemicals-Specialty	1.4
Computer Aided Design	1.4
Transport-Truck	1.4
Auto/Truck Parts & Equipment-Original	1.4
Data Processing/Management	1.4
Medical Information Systems	1.3
Machinery-Pumps	1.3
Textile-Home Furnishings	1.3
Building & Construction Products-Misc.	1.3
Internet Incubators	1.3
Rubber/Plastic Products	1.3
Computers-Periphery Equipment	1.2
Retail-Vitamins & Nutrition Supplements	1.2
Enterprise Software/Service	1.2
Therapeutics	1.1
Industrial Automated/Robotic	1.1
Food-Misc./Diversified	1.1
Physicians Practice Management	1.1
Computer Graphics	1.1
Diversified Manufacturing Operations	1.0
Investment Management/Advisor Services	1.0
E-Commerce/Services	1.0
Retail-Home Furnishings	0.9
Medical Instruments	0.9
Food-Wholesale/Distribution	0.9
Retail-Building Products	0.9
Insurance Brokers	0.9
Transactional Software	0.9
Human Resources	0.8
Retail-Automobile	0.8
Internet Content-Entertainment	0.8
Footwear & Related Apparel	0.8
Miscellaneous Manufacturing	0.7

Retail-Appliances	0.7%
Telecom Equipment-Fiber Optics	0.7
Oil Refining & Marketing	0.6
Real Estate Management/Services	0.6
Internet Application Software	0.6
Retail-Auto Parts	0.5

99.9%

*	Calculated as a percentage of net assets

199

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Aerospace/Defense-Equipment — 1.9%
B/E Aerospace, Inc.†	30,330	$2,410,325

Airlines — 1.8%
Allegiant Travel Co.	5,799	528,115
Copa Holdings SA, Class A	14,240	1,861,168

		2,389,283

Apparel Manufacturers — 1.8%
Under Armour, Inc., Class A†	21,930	2,370,852

Applications Software — 2.3%
Cvent, Inc.†	27,840	1,063,767
ServiceNow, Inc.†	29,359	1,862,241

		2,926,008

Auto/Truck Parts & Equipment-Original — 1.4%
BorgWarner, Inc.	33,510	1,799,487

Banks-Commercial — 1.4%
Texas Capital Bancshares, Inc.†	31,375	1,865,871

Beverages-Wine/Spirits — 2.3%
Constellation Brands, Inc., Class A†	38,300	2,936,461

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	37,055	1,669,698

Chemicals-Specialty — 1.4%
W.R. Grace & Co.†	19,600	1,848,672

Commercial Services — 2.5%
CoStar Group, Inc.†	9,670	1,663,627
Quanta Services, Inc.†	50,760	1,582,189

		3,245,816

Commercial Services-Finance — 4.4%
Alliance Data Systems Corp.†	10,370	2,485,274
SEI Investments Co.	32,131	1,094,382
Vantiv, Inc., Class A†	71,689	2,175,044

		5,754,700

Computer Aided Design — 1.4%
Aspen Technology, Inc.†	40,530	1,846,952

Computer Graphics — 1.1%
Tableau Software, Inc., Class A†	17,212	1,391,074

Computer Services — 2.1%
FleetMatics Group PLC†	33,910	1,356,739
IHS, Inc., Class A†	11,886	1,347,991

		2,704,730

Computer Software — 1.6%
Cornerstone OnDemand, Inc.†	36,600	2,088,030

Computers-Periphery Equipment — 1.2%
Stratasys, Ltd.†	13,365	1,611,284

Consulting Services — 2.6%
Advisory Board Co.†	24,560	1,554,893
Towers Watson & Co., Class A	16,090	1,881,243

		3,436,136

Data Processing/Management — 1.4%
CommVault Systems, Inc.†	25,430	1,756,450

Diagnostic Equipment — 1.5%
Cepheid, Inc.†	36,587	1,933,989

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.5%
LKQ Corp.†	71,976	$1,948,390

Diversified Manufacturing Operations — 1.0%
Colfax Corp.†	22,184	1,336,586

E-Commerce/Services — 1.0%
Groupon, Inc.†	119,640	1,251,434

Electronic Components-Semiconductors — 1.6%
Cavium, Inc.†	32,830	1,220,291
Cree, Inc.†	13,900	839,838

		2,060,129

Enterprise Software/Service — 1.2%
Guidewire Software, Inc.†	31,970	1,509,304

Food-Misc./Diversified — 1.1%
Annie’s, Inc.†	36,164	1,450,900

Food-Wholesale/Distribution — 0.9%
United Natural Foods, Inc.†	17,030	1,150,717

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	35,115	1,014,472

Human Resources — 0.8%
Team Health Holdings, Inc.†	24,390	1,052,672

Industrial Automated/Robotic — 1.1%
Cognex Corp.†	36,870	1,454,522

Instruments-Scientific — 1.5%
FEI Co.	21,070	1,974,680

Insurance Brokers — 0.9%
eHealth, Inc.†	21,360	1,141,265

Internet Application Software — 0.6%
Splunk, Inc.†	9,211	709,523

Internet Content-Entertainment — 0.8%
Shutterstock, Inc.†	12,681	1,022,216

Internet Incubators — 1.3%
HomeAway, Inc.†	40,210	1,642,981

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	6,360	1,267,166

Machinery-General Industrial — 3.0%
Chart Industries, Inc.†	16,760	1,431,974
Wabtec Corp.	33,050	2,439,421

		3,871,395

Machinery-Pumps — 1.3%
Graco, Inc.	24,620	1,710,844

Medical Information Systems — 1.3%
athenahealth, Inc.†	11,710	1,726,054

Medical Instruments — 0.9%
Bruker Corp.†	58,930	1,199,226

Medical Products — 2.0%
Cooper Cos., Inc.	12,760	1,585,813
Wright Medical Group, Inc.†	35,173	1,069,611

		2,655,424

Medical-Biomedical/Gene — 3.1%
Alnylam Pharmaceuticals, Inc.†	17,550	1,468,233
Insmed, Inc.†	44,570	910,119
NPS Pharmaceuticals, Inc.†	26,204	937,579
Puma Biotechnology, Inc.†	6,370	752,998

		4,068,929

200

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Drugs — 3.8%
Alkermes PLC†	28,970	$1,410,260
Jazz Pharmaceuticals PLC†	4,850	735,551
Keryx Biopharmaceuticals, Inc.†	60,161	925,276
Salix Pharmaceuticals, Ltd.†	19,460	1,894,236

		4,965,323

Miscellaneous Manufacturing — 0.7%
Movado Group, Inc.	25,538	964,060

Oil Companies-Exploration & Production — 2.5%
Bonanza Creek Energy, Inc.†	13,250	539,408
Diamondback Energy, Inc.†	26,430	1,373,831
Gulfport Energy Corp.†	21,606	1,316,886

		3,230,125

Oil Refining & Marketing — 0.6%
Delek US Holdings, Inc.	26,570	805,071

Physicians Practice Management — 1.1%
Envision Healthcare Holdings, Inc.†	43,578	1,440,689

Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	27,520	730,381

Rental Auto/Equipment — 1.7%
United Rentals, Inc.†	27,810	2,250,941

Retail-Apparel/Shoe — 2.3%
DSW, Inc., Class A	43,272	1,629,191
PVH Corp.	11,220	1,356,161

		2,985,352

Retail-Appliances — 0.7%
Conn’s, Inc.†	15,240	925,220

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	5,790	664,750

Retail-Automobile — 0.8%
Lithia Motors, Inc., Class A	18,440	1,037,988

Retail-Building Products — 0.9%
Lumber Liquidators Holdings, Inc.†	12,900	1,147,971

Retail-Home Furnishings — 0.9%
Restoration Hardware Holdings, Inc.†	21,441	1,216,562

Retail-Restaurants — 1.6%
Domino’s Pizza, Inc.	18,050	1,274,510
Krispy Kreme Doughnuts, Inc.†	46,330	799,193

		2,073,703

Retail-Vitamins & Nutrition Supplements — 1.2%
GNC Holdings, Inc., Class A	29,945	1,530,489

Rubber/Plastic Products — 1.3%
Proto Labs, Inc.†	20,510	1,627,674

Security Description	Shares/ Principal Amount	Value (Note 2)

Satellite Telecom — 1.9%
DigitalGlobe, Inc.†	63,454	$2,422,674

Telecom Equipment-Fiber Optics — 0.7%
IPG Photonics Corp.†	13,580	908,095

Television — 1.6%
AMC Networks, Inc., Class A†	32,140	2,071,102

Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	12,030	1,710,425

Therapeutics — 1.1%
BioMarin Pharmaceutical, Inc.†	20,050	1,381,044
GW Pharmaceuticals PLC ADR†	1,680	94,231

		1,475,275

Transactional Software — 0.9%
ACI Worldwide, Inc.†	18,750	1,136,438

Transport-Rail — 1.5%
Kansas City Southern	17,890	1,889,005

Transport-Truck — 1.4%
Old Dominion Freight Line, Inc.†	33,360	1,809,446

Wireless Equipment — 2.1%
SBA Communications Corp., Class A†	21,909	2,032,060
Ubiquiti Networks, Inc.†	17,880	736,656

		2,768,716

Total Long-Term Investment Securities (cost $97,703,499)		126,992,122

REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount $2,719,000 collateralized by $3,060,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,774,502 (cost $2,719,000)	$2,719,000	2,719,000

TOTAL INVESTMENTS (cost $100,422,499)(1)	99.9%	129,711,122
Other assets less liabilities	0.1	142,254

NET ASSETS	100.0%	$129,853,376

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$126,992,122	$—	$—	$126,992,122
Repurchase Agreement	—	2,719,000	—	2,719,000

Total	$126,992,122	$2,719,000	$—	$129,711,122

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

201

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical Instruments	5.0%
Diversified Manufacturing Operations	4.5
Banks-Commercial	3.2
Auto/Truck Parts & Equipment-Original	3.1
Medical-Drugs	3.1
Enterprise Software/Service	2.8
Medical-Biomedical/Gene	2.4
Time Deposits	2.3
Commercial Services-Finance	2.1
Finance-Investment Banker/Broker	2.0
Oil Companies-Exploration & Production	1.9
Human Resources	1.9
Medical-Hospitals	1.8
Office Furnishings-Original	1.8
Applications Software	1.8
Transport-Truck	1.7
Chemicals-Specialty	1.6
Medical Products	1.5
Computer Aided Design	1.4
Consumer Products-Misc.	1.4
Building Products-Air & Heating	1.3
Food-Misc./Diversified	1.3
Retail-Apparel/Shoe	1.3
Building & Construction-Misc.	1.3
Patient Monitoring Equipment	1.3
Audio/Video Products	1.3
Computers-Integrated Systems	1.3
Electronic Design Automation	1.1
Building & Construction Products-Misc.	1.1
Oil Field Machinery & Equipment	1.1
Motion Pictures & Services	1.1
Steel-Producers	1.1
Food-Dairy Products	1.1
Electronic Security Devices	1.1
Semiconductor Equipment	1.1
Theaters	1.1
Consulting Services	1.1
Web Hosting/Design	1.1
Wire & Cable Products	1.0
Internet Application Software	1.0
Chemicals-Plastics	1.0
Engineering/R&D Services	1.0
Retail-Restaurants	1.0
Investment Management/Advisor Services	1.0
Computer Services	0.9
Instruments-Scientific	0.9
Industrial Automated/Robotic	0.9
Machinery-General Industrial	0.9
Research & Development	0.9
Chemicals-Diversified	0.9
Physicians Practice Management	0.9
Commercial Services	0.9
Therapeutics	0.8
Hazardous Waste Disposal	0.8
Instruments-Controls	0.8
Leisure Products	0.8
Telecom Equipment-Fiber Optics	0.8
E-Marketing/Info	0.8
Distribution/Wholesale	0.8
Footwear & Related Apparel	0.7
Broadcast Services/Program	0.7

Medical-Outpatient/Home Medical	0.7%
Electronic Components-Semiconductors	0.7
Transport-Marine	0.7
Oil Refining & Marketing	0.7
Retail-Discount	0.6
Home Furnishings	0.6
Data Processing/Management	0.6
Non-Hazardous Waste Disposal	0.6
Airlines	0.6
Oil-Field Services	0.6
Transport-Services	0.5
Wireless Equipment	0.5
Apparel Manufacturers	0.5
Building-Residential/Commercial	0.5
Transactional Software	0.5
Retail-Home Furnishings	0.5
Food-Canned	0.5
Retail-Gardening Products	0.5
Containers-Metal/Glass	0.4
Retail-Misc./Diversified	0.3
Miscellaneous Manufacturing	0.3
Internet Content-Information/News	0.3

100.4%

*	Calculated as a percentage of net assets

202

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Airlines — 0.6%
Alaska Air Group, Inc.	22,178	$1,753,614

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class A†	14,072	1,521,324

Applications Software — 1.8%
Infoblox, Inc.†	51,368	1,801,989
InterXion Holding NV†	76,747	1,889,511
PTC, Inc.†	41,276	1,472,728

		5,164,228

Audio/Video Products — 1.3%
Harman International Industries, Inc.	35,791	3,701,863

Auto/Truck Parts & Equipment-Original — 3.1%
Allison Transmission Holdings, Inc.	109,492	3,145,705
Tenneco, Inc.†	60,010	3,410,968
TRW Automotive Holdings Corp.†	34,252	2,539,786

		9,096,459

Banks-Commercial — 3.2%
East West Bancorp, Inc.	92,657	3,100,303
Signature Bank†	25,983	3,171,485
SVB Financial Group†	28,078	3,151,194

		9,422,982

Broadcast Services/Program — 0.7%
Nexstar Broadcasting Group, Inc., Class A	44,590	2,142,549

Building & Construction Products-Misc. — 1.1%
Trex Co., Inc.†	47,919	3,370,143

Building & Construction-Misc. — 1.3%
MasTec, Inc.†	104,164	3,743,654

Building Products-Air & Heating — 1.3%
Lennox International, Inc.	45,686	3,954,580

Building-Residential/Commercial — 0.5%
Taylor Morrison Home Corp., Class A†	71,854	1,519,712

Chemicals-Diversified — 0.9%
Rockwood Holdings, Inc.	37,393	2,562,542

Chemicals-Plastics — 1.0%
PolyOne Corp.	82,888	2,947,497

Chemicals-Specialty — 1.6%
Cytec Industries, Inc.	30,324	2,728,250
Methanex Corp.	33,616	2,014,271

		4,742,521

Commercial Services — 0.9%
CoStar Group, Inc.†	14,643	2,519,182

Commercial Services-Finance — 2.1%
Cardtronics, Inc.†	82,308	3,170,504
Euronet Worldwide, Inc.†	70,313	3,013,615

		6,184,119

Computer Aided Design — 1.4%
Aspen Technology, Inc.†	89,389	4,073,457

Computer Services — 0.9%
Manhattan Associates, Inc.†	80,976	2,730,511

Computers-Integrated Systems — 1.3%
Jack Henry & Associates, Inc.	37,920	2,115,177
MICROS Systems, Inc.†	28,462	1,580,495

		3,695,672

Security Description	Shares	Value (Note 2)

Consulting Services — 1.1%
MAXIMUS, Inc.	73,600	$3,118,432

Consumer Products-Misc. — 1.4%
Jarden Corp.†	42,598	2,575,049
Tumi Holdings, Inc.†	71,903	1,440,217

		4,015,266

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	23,772	1,203,576

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	26,411	1,824,208

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	26,827	2,225,568

Diversified Manufacturing Operations — 4.5%
A.O. Smith Corp.	67,254	3,175,734
Actuant Corp., Class A	42,221	1,444,803
Carlisle Cos., Inc.	47,639	3,550,535
EnPro Industries, Inc.†	35,309	2,561,315
ITT Corp.	64,669	2,648,195

		13,380,582

E-Marketing/Info — 0.8%
Marketo, Inc.†	56,979	2,332,720

Electronic Components-Semiconductors — 0.7%
Cavium, Inc.†	20,780	772,393
Microsemi Corp.†	42,242	990,152
Semtech Corp.†	12,536	285,946

		2,048,491

Electronic Design Automation — 1.1%
Cadence Design Systems, Inc.†	240,098	3,390,184

Electronic Security Devices — 1.1%
Taser International, Inc.†	200,159	3,214,554

Engineering/R&D Services — 1.0%
Foster Wheeler AG†	98,263	2,945,925

Enterprise Software/Service — 2.8%
Benefitfocus, Inc.†	637	41,500
Guidewire Software, Inc.†	70,122	3,310,460
Proofpoint, Inc.†	68,636	2,778,385
Qlik Technologies, Inc.†	75,430	2,038,119

		8,168,464

Finance-Investment Banker/Broker — 2.0%
Evercore Partners, Inc., Class A	54,394	3,037,361
Stifel Financial Corp.†	61,266	2,766,160

		5,803,521

Food-Canned — 0.5%
TreeHouse Foods, Inc.†	20,976	1,381,060

Food-Dairy Products — 1.1%
WhiteWave Foods Co., Class A†	134,099	3,246,537

Food-Misc./Diversified — 1.3%
Annie’s, Inc.†	41,386	1,660,406
B&G Foods, Inc.	68,293	2,237,962

		3,898,368

Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.†	66,433	2,165,051

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	43,890	2,461,351

203

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Furnishings — 0.6%
La-Z-Boy, Inc.	68,820	$1,852,634

Human Resources — 1.9%
Team Health Holdings, Inc.†	70,104	3,025,689
TrueBlue, Inc.†	107,581	2,638,962

		5,664,651

Industrial Automated/Robotic — 0.9%
Cognex Corp.†	66,933	2,640,507

Instruments-Controls — 0.8%
Woodward, Inc.	56,989	2,441,979

Instruments-Scientific — 0.9%
Fluidigm Corp.†	58,589	2,643,536

Internet Application Software — 1.0%
Dealertrack Technologies, Inc.†	63,916	2,981,681

Internet Content-Information/News — 0.3%
Yelp, Inc.†	10,068	764,665

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	14,303	2,849,730

Leisure Products — 0.8%
Brunswick Corp.	57,019	2,364,008

Machinery-General Industrial — 0.9%
Manitowoc Co., Inc.	92,485	2,631,198

Medical Instruments — 5.0%
Bruker Corp.†	127,880	2,602,358
DexCom, Inc.†	67,459	2,729,391
Endologix, Inc.†	187,329	2,997,264
Spectranetics Corp.†	76,412	1,988,240
Techne Corp.	28,618	2,600,518
Thoratec Corp.†	50,715	1,771,982

		14,689,753

Medical Products — 1.5%
Sirona Dental Systems, Inc.†	36,716	2,641,349
Wright Medical Group, Inc.†	57,493	1,748,362

		4,389,711

Medical-Biomedical/Gene — 2.4%
Cubist Pharmaceuticals, Inc.†	47,608	3,479,669
NPS Pharmaceuticals, Inc.†	102,547	3,669,131

		7,148,800

Medical-Drugs — 3.1%
Clovis Oncology, Inc.†	15,548	1,011,086
Mallinckrodt PLC†	55,549	3,212,399
Medivation, Inc.†	42,420	3,376,632
TESARO, Inc.†	45,876	1,445,553

		9,045,670

Medical-Hospitals — 1.8%
Acadia Healthcare Co., Inc.†	51,266	2,616,617
Tenet Healthcare Corp.†	60,219	2,770,676

		5,387,293

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc.†	60,850	2,110,886

Miscellaneous Manufacturing — 0.3%
TriMas Corp.†	26,969	938,521

Motion Pictures & Services — 1.1%
Lions Gate Entertainment Corp.	103,053	3,331,703

Security Description	Shares	Value (Note 2)

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	43,056	$1,760,129

Office Furnishings-Original — 1.8%
Herman Miller, Inc.	67,212	1,883,952
Steelcase, Inc., Class A	224,404	3,314,447

		5,198,399

Oil Companies-Exploration & Production — 1.9%
Gulfport Energy Corp.†	48,758	2,971,800
PDC Energy, Inc.†	54,559	2,720,312

		5,692,112

Oil Field Machinery & Equipment — 1.1%
Dresser-Rand Group, Inc.†	25,478	1,452,246
Dril-Quip, Inc.†	18,964	1,907,020

		3,359,266

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	64,650	1,958,895

Oil-Field Services — 0.6%
MRC Global, Inc.†	61,881	1,727,718

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	86,489	3,719,027

Physicians Practice Management — 0.9%
MEDNAX, Inc.†	46,018	2,560,442

Research & Development — 0.9%
PAREXEL International Corp.†	53,544	2,613,483

Retail-Apparel/Shoe — 1.3%
DSW, Inc., Class A	48,679	1,832,764
Genesco, Inc.†	28,058	1,970,233

		3,802,997

Retail-Discount — 0.6%
Tuesday Morning Corp.†	145,025	1,905,629

Retail-Gardening Products — 0.5%
Tractor Supply Co.	20,611	1,370,838

Retail-Home Furnishings — 0.5%
Restoration Hardware Holdings, Inc.†	26,459	1,501,284

Retail-Misc./Diversified — 0.3%
Container Store Group, Inc.†	26,470	972,773

Retail-Restaurants — 1.0%
Papa John’s International, Inc.	60,708	2,921,876

Semiconductor Equipment — 1.1%
Teradyne, Inc.†	170,555	3,208,140

Steel-Producers — 1.1%
Commercial Metals Co.	171,329	3,265,531

Telecom Equipment-Fiber Optics — 0.8%
IPG Photonics Corp.†	35,095	2,346,803

Theaters — 1.1%
Cinemark Holdings, Inc.	106,881	3,132,682

Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	36,436	2,509,712

Transactional Software — 0.5%
Bottomline Technologies de, Inc.†	43,436	1,503,754

Transport-Marine — 0.7%
Kirby Corp.†	20,018	1,997,596

Transport-Services — 0.5%
UTi Worldwide, Inc.	100,484	1,573,579

204

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

Transport-Truck — 1.7%
Knight Transportation, Inc.	112,274	$2,397,050
Werner Enterprises, Inc.	96,503	2,514,868

		4,911,918

Web Hosting/Design — 1.1%
Web.com Group, Inc.†	92,117	3,113,555

Wire & Cable Products — 1.0%
Belden, Inc.	46,273	2,994,326

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	78,616	1,549,521

Total Long-Term Investment Securities (cost $221,257,999)		288,719,378

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/03/2014 (cost $6,779,000)	$6,779,000	$6,779,000

TOTAL INVESTMENTS (cost $228,036,999)(1)	100.4%	295,498,378
Liabilities in excess of other assets	(0.4)	(1,187,947)

NET ASSETS	100.0%	$294,310,431

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Instruments	$14,689,753	$—	$—	$14,689,753
Other Industries*	274,029,625	—	—	274,029,625
Short-Term Investment Securities:
Time Deposits	—	6,779,000	—	6,779,000

Total	$288,719,378	$6,779,000	$—	$295,498,378

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

205

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	19.8%
Web Portals/ISP	9.2
Finance-Credit Card	7.6
Repurchase Agreements	7.0
Agricultural Chemicals	5.4
Transport-Rail	4.1
Internet Content-Entertainment	3.9
E-Commerce/Services	3.9
Coatings/Paint	3.8
Hotels/Motels	3.5
Casino Hotels	3.5
Aerospace/Defense	3.4
Cable/Satellite TV	3.0
Retail-Major Department Stores	3.0
Multimedia	2.8
Insurance-Reinsurance	2.5
Medical-HMO	2.3
Semiconductor Equipment	2.1
Oil-Field Services	2.0
Diversified Banking Institutions	2.0
Retail-Restaurants	1.8
Oil Companies-Exploration & Production	1.7
Applications Software	1.5
Medical-Drugs	0.4

100.2%

*	Calculated as a percentage of net assets

206

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.2%
Aerospace/Defense — 3.4%
Boeing Co.	11,698	$1,465,291
Rolls-Royce Holdings PLC(1)	362,002	7,055,713

		8,521,004

Agricultural Chemicals — 5.4%
Monsanto Co.	126,893	13,520,449

Applications Software — 1.5%
Salesforce.com, Inc.†	62,930	3,809,153

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	138,040	7,516,278

Casino Hotels — 3.5%
Wynn Resorts, Ltd.	39,492	8,586,351

Coatings/Paint — 3.8%
Sherwin-Williams Co.	51,110	9,366,418

Diversified Banking Institutions — 2.0%
Citigroup, Inc.	104,216	4,942,965

E-Commerce/Services — 3.9%
priceline.com, Inc.†	8,518	9,752,173

Finance-Credit Card — 7.6%
American Express Co.	79,704	6,776,434
Visa, Inc., Class A	56,239	12,115,568

		18,892,002

Hotel/Motels — 3.5%
Starwood Hotels & Resorts Worldwide, Inc.	115,084	8,597,925

Insurance-Reinsurance — 2.5%
Berkshire Hathaway, Inc., Class B†	56,403	6,294,575

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	156,331	9,781,631

Medical-Biomedical/Gene — 19.8%
Biogen Idec, Inc.†	63,521	19,859,205
Celgene Corp.†	54,792	8,324,549
Gilead Sciences, Inc.†	261,723	21,107,960

		49,291,714

Medical-Drugs — 0.4%
Pacira Pharmaceuticals, Inc.†	14,251	976,621

Medical-HMO — 2.3%
UnitedHealth Group, Inc.	77,881	5,629,239

Multimedia — 2.8%
Walt Disney Co.	95,562	6,938,757

Oil Companies-Exploration & Production — 1.7%
Continental Resources, Inc.†	38,836	4,279,727

Oil-Field Services — 2.0%
Schlumberger, Ltd.	56,923	4,984,747

Retail-Major Department Stores — 3.0%
TJX Cos., Inc.	129,822	7,446,590

Retail-Restaurants — 1.8%
Starbucks Corp.	61,765	4,392,727

Semiconductor Equipment — 2.1%
ASML Holding NV	60,935	5,156,929

Transport-Rail — 4.1%
Canadian Pacific Railway, Ltd.	66,301	10,043,275

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 9.2%
Google, Inc., Class A†	15,406	$18,194,024
Yahoo!, Inc.†	128,897	4,642,870

		22,836,894

Total Long-Term Investment Securities (cost $185,711,957)		231,558,144

REPURCHASE AGREEMENT — 7.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $17,478,000 and collateralized by $19,665,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $17,830,256 (cost $17,478,000)	$17,478,000	17,478,000

TOTAL INVESTMENTS (cost $203,189,957) (2)	100.2%	249,036,144
Liabilities in excess of other assets	(0.2)	(586,227)

NET ASSETS	100.0%	$248,449,917

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $7,055,713 representing 2.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

207

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$1,465,291	$7,055,713	$—	$8,521,004
Agricultural Chemicals	13,520,449	—	—	13,520,449
Finance-Credit Card	18,892,002	—	—	18,892,002
Medical-Biomedical/Gene	49,291,714	—	—	49,291,714
Web Portals/ISP	22,836,894	—	—	22,836,894
Other Industries*	118,496,081	—	—	118,496,081
Repurchase Agreement	—	17,478,000	—	17,478,000

Total	$224,502,431	$24,533,713	$—	$249,036,144

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

208

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	12.4%
Applications Software	11.7
Semiconductor Equipment	10.6
Semiconductor Components-Integrated Circuits	7.5
Electronic Design Automation	6.8
Computers-Memory Devices	6.5
Web Portals/ISP	6.1
Repurchase Agreement	5.4
Computers	4.4
Computers-Periphery Equipment	3.9
Networking Products	2.4
Software Tools	2.1
Cable/Satellite TV	1.8
Enterprise Software/Service	1.4
Computers-Integrated Systems	1.4
Internet Content-Entertainment	1.3
Web Hosting/Design	1.3
Entertainment Software	1.1
Finance-Credit Card	0.9
Computer Services	0.9
Commercial Services	0.8
Telecom Services	0.8
Audio/Video Products	0.8
Communications Software	0.7
Telecommunication Equipment	0.6
Consulting Services	0.6
Electric Products-Misc.	0.6
Commercial Services-Finance	0.6
E-Commerce/Services	0.5
Internet Telephone	0.5
Electronic Components-Misc.	0.5
Telephone-Integrated	0.5
E-Marketing/Info	0.5
Data Processing/Management	0.4
Real Estate Investment Trusts	0.4
Multimedia	0.4
Electronic Measurement Instruments	0.4
Retail-Computer Equipment	0.3
Computer Software	0.2
Advertising Sales	0.2
Television	0.2
Internet Infrastructure Software	0.1

100.5%

*	Calculated as a percentage of net assets

209

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.1%
Advertising Sales — 0.2%
Criteo SA ADR†	2,777	$97,723

Applications Software — 11.7%
Check Point Software Technologies, Ltd.†	30,070	1,967,480
Citrix Systems, Inc.†	13,400	724,538
Microsoft Corp.	8,300	314,155
Nuance Communications, Inc.†	44,460	681,572
PTC, Inc.†	6,658	237,557
Salesforce.com, Inc.†	12,183	737,437
Verint Systems, Inc.†	2	91

		4,662,830

Audio/Video Products — 0.8%
TiVo, Inc.†	24,292	300,978

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	8,300	451,935
Time Warner Cable, Inc.	2,000	266,540

		718,475

Cellular Telecom — 0.0%
Comverse, Inc.†	2	72

Commercial Services — 0.8%
WNS Holdings, Ltd. ADR†	15,057	324,177

Commercial Services-Finance — 0.6%
Xoom Corp.†	8,059	220,736

Communications Software — 0.7%
SolarWinds, Inc.†	7,000	279,230

Computer Services — 0.9%
Luxoft Holding, Inc.†	9,195	343,801

Computer Software — 0.2%
Akamai Technologies, Inc.†	2,100	100,128

Computers — 4.4%
Apple, Inc.	3,554	1,779,132

Computers-Integrated Systems — 1.4%
NCR Corp.†	15,362	540,589

Computers-Memory Devices — 6.5%
EMC Corp.	58,400	1,415,616
NetApp, Inc.	22,412	948,924
Spansion, Inc., Class A†	15,700	235,500

		2,600,040

Computers-Periphery Equipment — 3.9%
Electronics for Imaging, Inc.†	17,562	744,102
Synaptics, Inc.†	14,100	822,876

		1,566,978

Consulting Services — 0.6%
Groupe Steria SCA(1)	12,422	250,541

Data Processing/Management — 0.4%
CommVault Systems, Inc.†	2,589	178,822

E-Commerce/Services — 0.5%
QIWI PLC ADR	6,098	220,077

E-Marketing/Info — 0.5%
Conversant, Inc.†	8,400	180,600

Electric Products-Misc. — 0.6%
Nidec Corp.(1)	2,100	234,357

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 0.5%
MiX Telematics, Ltd. ADR†	17,187	$204,697

Electronic Components-Semiconductors — 12.4%
Advanced Micro Devices, Inc.†	27,315	93,690
Avago Technologies, Ltd.	21,479	1,173,613
Broadcom Corp., Class A	44,400	1,321,344
Lattice Semiconductor Corp.†	34,492	199,364
Microsemi Corp.†	32,600	764,144
Samsung Electronics Co., Ltd.(1)	300	355,001
Skyworks Solutions, Inc.†	34,787	1,052,307

		4,959,463

Electronic Design Automation — 6.8%
Synopsys, Inc.†	68,062	2,712,951

Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	4,400	142,252

Enterprise Software/Service — 1.4%
Informatica Corp.†	2,900	117,044
Qlik Technologies, Inc.†	11,900	321,538
Veeva Systems, Inc., Class A†	3,900	123,981

		562,563

Entertainment Software — 1.1%
Activision Blizzard, Inc.	26,300	450,519

Finance-Credit Card — 0.9%
Visa, Inc., Class A	1,700	366,231

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	4,900	306,593
Pandora Media, Inc.†	6,100	220,027

		526,620

Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	2,800	59,612

Internet Telephone — 0.5%
BroadSoft, Inc.†	7,000	214,270

Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	4,500	143,190

Networking Products — 2.4%
Cisco Systems, Inc.	43,400	950,894

Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,800	145,584

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A	3,200	112,224

Semiconductor Components-Integrated Circuits — 7.5%
Marvell Technology Group, Ltd.	54,707	816,776
Maxim Integrated Products, Inc.	12,800	387,328
NXP Semiconductor NV†	4,500	217,575
QUALCOMM, Inc.	20,091	1,491,154
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,900	99,828

		3,012,661

Semiconductor Equipment — 10.6%
ASM International NV(1)	3,500	116,961
KLA-Tencor Corp.	12,000	737,640
Lam Research Corp.†	36,962	1,870,647
Montage Technology Group, Ltd.†	13,462	295,895
Teradyne, Inc.†	65,300	1,228,293

		4,249,436

210

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Software Tools — 2.1%
VMware, Inc., Class A†	9,200	$829,288

Telecom Services — 0.8%
Allot Communications, Ltd.†	7,800	124,956
Telecity Group PLC(1)	15,400	180,805

		305,761

Telecommunication Equipment — 0.6%
Juniper Networks, Inc.†	9,700	258,117

Telephone-Integrated — 0.5%
Telephone & Data Systems, Inc.	7,400	199,948

Television — 0.2%
CBS Corp., Class B	1,600	93,952

Web Hosting/Design — 1.3%
Equinix, Inc.†	2,800	518,560

Web Portals/ISP — 6.1%
Baidu, Inc. ADR†	600	93,900
Google, Inc., Class A†	1,800	2,125,746
Trulia, Inc.†	5,800	200,274

		2,419,920

Total Long-Term Investment Securities (cost $31,645,528)		38,037,999

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 5.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $2,143,000 and collateralized by $2,415,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,189,681 (cost $2,143,000)	$2,143,000	$2,143,000

TOTAL INVESTMENTS (cost $33,788,528)(2)	100.5%	40,180,999
Liabilities in excess of other assets	(0.5)	(205,736)

NET ASSETS	100.0%	$39,975,263

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $1,137,665 representing 2.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$4,662,830	$—	$—	$4,662,830
Computers-Memory Devices	2,600,040	—	—	2,600,040
Consulting Services	—	250,541	—	250,541
Electric Products-Misc.	—	234,357	—	234,357
Electronic Components-Semiconductors	4,604,462	355,001	—	4,959,463
Electronic Design Automation	2,712,951	—	—	2,712,951
Semiconductor Components-Integrated Circuits	3,012,661	—	—	3,012,661
Semiconductor Equipment	4,132,475	116,961	—	4,249,436
Telecom Services	124,956	180,805	—	305,761
Web Portals/ISP	2,419,920	—	—	2,419,920
Other Industries*	12,630,039	—	—	12,630,039
Repurchase Agreement	—	2,143,000	—	2,143,000

Total	$36,900,334	$3,280,665	$—	$40,180,999

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

211

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.7%
Banks-Commercial	6.1
Auto/Truck Parts & Equipment-Original	5.3
Insurance-Reinsurance	4.6
Semiconductor Equipment	3.9
Building-Residential/Commercial	3.9
Gas-Distribution	3.9
Steel-Producers	3.4
Oil Companies-Exploration & Production	3.2
Insurance-Multi-line	2.9
Banks-Super Regional	2.8
Electronic Components-Misc.	2.7
Medical-HMO	2.7
Electric-Integrated	2.6
Building-Heavy Construction	2.2
Medical-Hospitals	2.2
Chemicals-Diversified	1.8
Publishing-Newspapers	1.6
Finance-Investment Banker/Broker	1.5
Telecom Services	1.5
Electronic Parts Distribution	1.4
Retail-Office Supplies	1.4
Containers-Paper/Plastic	1.4
Theaters	1.4
Distribution/Wholesale	1.4
Entertainment Software	1.4
Machinery-Construction & Mining	1.4
Office Supplies & Forms	1.3
Retail-Apparel/Shoe	1.2
Telecommunication Equipment	1.2
Building-Mobile Home/Manufactured Housing	1.2
Commercial Services	1.2
Insurance-Life/Health	1.1
Transport-Truck	1.1
Savings & Loans/Thrifts	1.1
Transport-Services	1.1
Food-Dairy Products	1.0
Office Furnishings-Original	1.0
Machine Tools & Related Products	1.0
E-Services/Consulting	1.0
Oil Refining & Marketing	0.9
Wire & Cable Products	0.9
Networking Products	0.9
Retail-Computer Equipment	0.8
Retail-Restaurants	0.8
Circuit Boards	0.7
Finance-Leasing Companies	0.7
Computer Services	0.6
Oil-Field Services	0.6
Therapeutics	0.6
Consulting Services	0.6
Time Deposits	0.2

100.1%

*	Calculated as a percentage of net assets

212

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.9%
Auto/Truck Parts & Equipment-Original — 5.3%
Dana Holding Corp.	421,280	$7,970,618
Lear Corp.	119,200	8,621,736
Tenneco, Inc.†	156,830	8,914,217
TRW Automotive Holdings Corp.†	109,390	8,111,268

		33,617,839

Banks-Commercial — 6.1%
Associated Banc-Corp.	365,680	6,022,750
CapitalSource, Inc.	460,760	6,326,235
Popular, Inc.†	257,813	6,806,263
Susquehanna Bancshares, Inc.	452,170	4,897,001
Webster Financial Corp.	178,760	5,423,578
Zions Bancorporation	324,890	9,340,588

		38,816,415

Banks-Super Regional — 2.8%
Comerica, Inc.	191,750	8,782,150
Huntington Bancshares, Inc.	976,420	8,856,129

		17,638,279

Building-Heavy Construction — 2.2%
Granite Construction, Inc.	162,500	5,409,625
Tutor Perini Corp.†	371,320	8,391,832

		13,801,457

Building-Mobile Home/Manufactured Housing — 1.2%
Thor Industries, Inc.	149,090	7,658,753

Building-Residential/Commercial — 3.9%
Meritage Homes Corp.†	168,630	8,190,359
NVR, Inc.†	6,741	7,775,137
PulteGroup, Inc.	452,260	9,189,923

		25,155,419

Chemicals-Diversified — 1.8%
Chemtura Corp.†	146,680	3,678,734
Huntsman Corp.	346,450	7,594,184

		11,272,918

Circuit Boards — 0.7%
TTM Technologies, Inc.†	591,256	4,735,961

Commercial Services — 1.2%
Convergys Corp.	365,107	7,437,230

Computer Services — 0.6%
Insight Enterprises, Inc.†	195,857	4,132,583

Consulting Services — 0.6%
Genpact, Ltd.†	221,390	3,756,988

Containers-Paper/Plastic — 1.4%
Graphic Packaging Holding Co.†	950,350	9,028,325

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.†	172,980	8,887,712

E-Services/Consulting — 1.0%
CDW Corp.	264,510	6,260,952

Electric-Integrated — 2.6%
PNM Resources, Inc.	338,440	8,342,546
Westar Energy, Inc.	247,830	8,220,521

		16,563,067

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 2.7%
Jabil Circuit, Inc.	440,460	$7,915,066
Vishay Intertechnology, Inc.	697,610	9,473,544

		17,388,610

Electronic Parts Distribution — 1.4%
Avnet, Inc.	224,900	9,236,643

Entertainment Software — 1.4%
Electronic Arts, Inc.†	334,360	8,827,104

Finance-Investment Banker/Broker — 1.5%
E*TRADE Financial Corp.†	494,860	9,907,097

Finance-Leasing Companies — 0.7%
Aircastle, Ltd.	234,560	4,430,838

Food-Dairy Products — 1.0%
Dean Foods Co.†	418,325	6,609,535

Gas-Distribution — 3.9%
Atmos Energy Corp.	187,420	8,998,034
Southwest Gas Corp.	142,930	7,679,629
UGI Corp.	190,770	8,277,510

		24,955,173

Insurance-Life/Health — 1.1%
Unum Group	225,555	7,262,871

Insurance-Multi-line — 2.9%
American Financial Group, Inc.	166,800	9,160,656
Genworth Financial, Inc., Class A†	639,730	9,436,018

		18,596,674

Insurance-Reinsurance — 4.6%
Aspen Insurance Holdings, Ltd.	229,950	8,945,055
Essent Group, Ltd.†	45,670	1,146,317
PartnerRe, Ltd.	59,582	5,849,165
Reinsurance Group of America, Inc.	82,260	6,142,354
Validus Holdings, Ltd.	206,560	7,419,635

		29,502,526

Machine Tools & Related Products — 1.0%
Kennametal, Inc.	148,050	6,416,487

Machinery-Construction & Mining — 1.4%
Terex Corp.	212,760	8,723,160

Medical-HMO — 2.7%
Health Net, Inc.†	282,440	9,289,452
Molina Healthcare, Inc.†	216,930	7,809,480

		17,098,932

Medical-Hospitals — 2.2%
LifePoint Hospitals, Inc.†	163,636	8,674,344
Universal Health Services, Inc., Class B	62,370	5,115,588

		13,789,932

Networking Products — 0.9%
Anixter International, Inc.	64,320	5,642,150

Office Furnishings-Original — 1.0%
Steelcase, Inc., Class A	446,330	6,592,294

Office Supplies & Forms — 1.3%
Avery Dennison Corp.	168,710	8,312,342

213

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 3.2%
Bill Barrett Corp.†	270,290	$7,570,823
Cimarex Energy Co.	72,951	7,147,739
Stone Energy Corp.†	195,720	6,057,534

		20,776,096

Oil Refining & Marketing — 0.9%
Western Refining, Inc.	152,540	5,965,839

Oil-Field Services — 0.6%
Helix Energy Solutions Group, Inc.†	193,880	3,953,213

Publishing-Newspapers — 1.6%
Gannett Co., Inc.	362,560	9,981,277

Real Estate Investment Trusts — 8.7%
BioMed Realty Trust, Inc.	257,720	5,028,117
Camden Property Trust	78,870	4,875,743
DDR Corp.	381,280	5,974,658
DiamondRock Hospitality Co.	668,000	7,735,440
LTC Properties, Inc.	188,480	7,152,816
Medical Properties Trust, Inc.	500,840	6,646,147
Mid-America Apartment Communities, Inc.	101,310	6,538,547
Parkway Properties, Inc.	419,550	7,442,817
STAG Industrial, Inc.	201,160	4,316,894

		55,711,179

Retail-Apparel/Shoe — 1.2%
Children’s Place Retail Stores, Inc.†	148,910	7,843,090

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	148,680	5,214,208

Retail-Office Supplies — 1.4%
Office Depot, Inc.†	1,878,833	9,187,493

Retail-Restaurants — 0.8%
DineEquity, Inc.	64,500	5,018,745

Savings & Loans/Thrifts — 1.1%
First Niagara Financial Group, Inc.	825,300	7,130,592

Semiconductor Equipment — 3.9%
Entegris, Inc.†	653,910	6,879,133
Lam Research Corp.†	150,320	7,607,696
MKS Instruments, Inc.	150,778	4,542,941
Teradyne, Inc.	329,220	6,192,628

		25,222,398

Steel-Producers — 3.4%
Commercial Metals Co.	433,850	8,269,181
Reliance Steel & Aluminum Co.	92,010	6,436,099
Steel Dynamics, Inc.	444,450	7,333,425

		22,038,705

Telecom Services — 1.5%
Amdocs, Ltd.	214,630	9,284,894

Telecommunication Equipment — 1.2%
Harris Corp.	111,800	7,752,212

Theaters — 1.4%
Regal Entertainment Group, Class A	456,130	8,894,535

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.6%
Theravance, Inc.†	106,700	$3,928,694

Transport-Services — 1.1%
Ryder System, Inc.	99,940	7,114,729

Transport-Truck — 1.1%
Con-way, Inc.	187,580	7,216,203

Wire & Cable Products — 0.9%
General Cable Corp.	203,390	5,802,717

Total Long-Term Investment Securities (cost $529,262,723)		640,093,085

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $1,220,000)	$1,220,000	1,220,000

TOTAL INVESTMENTS (cost $530,482,723)(1)	100.1%	641,313,085
Liabilities in excess of other assets	(0.1)	(809,910)

NET ASSETS	100.0%	$640,503,175

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

214

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Auto/Truck Parts & Equipment-Original	$33,617,839	$—	$—	$33,617,839
Banks-Commercial	38,816,415	—	—	38,816,415
Real Estate Investment Trusts	55,711,179	—	—	55,711,179
Other Industries*	511,947,652			511,947,652
Short-Term Investment Securities:
Time Deposits	—	1,220,000	—	1,220,000

Total	$640,093,085	$1,220,000	$—	$641,313,085

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	9.9%
Diversified Banking Institutions	7.9
Banks-Commercial	6.9
Oil Companies-Integrated	6.4
Insurance-Life/Health	5.4
Commercial Paper	4.6
Insurance-Multi-line	4.6
Auto-Cars/Light Trucks	3.9
Cellular Telecom	3.2
Telephone-Integrated	2.6
Chemicals-Diversified	2.2
Gas-Distribution	2.2
Food-Misc./Diversified	2.1
Telecom Services	1.8
Transport-Services	1.8
Insurance-Property/Casualty	1.7
Tobacco	1.6
Diversified Manufacturing Operations	1.6
Oil Companies-Exploration & Production	1.6
Advertising Agencies	1.6
Building-Residential/Commercial	1.5
Import/Export	1.5
Travel Services	1.5
Building-Heavy Construction	1.4
Cable/Satellite TV	1.2
Electronic Components-Misc.	1.1
Real Estate Management/Services	0.9
Finance-Credit Card	0.9
Aerospace/Defense-Equipment	0.9
Food-Retail	0.9
Real Estate Operations & Development	0.8
Electronic Components-Semiconductors	0.8
Building Products-Cement	0.8
Insurance-Reinsurance	0.8
Metal-Diversified	0.7
Electric-Integrated	0.7
Building & Construction Products-Misc.	0.7
Toys	0.7
Water	0.6
Airlines	0.6
Leisure Products	0.6
Consulting Services	0.6
Television	0.6
Computers	0.6
Auto/Truck Parts & Equipment-Original	0.5
Real Estate Investment Trusts	0.5
Machinery-Electrical	0.5
Beverages-Non-alcoholic	0.5
Photo Equipment & Supplies	0.5
Metal-Iron	0.5
Electric Products-Misc.	0.5
Power Converter/Supply Equipment	0.5
Semiconductor Components-Integrated Circuits	0.4
Marine Services	0.4
Apparel Manufacturers	0.2

100.0%

Country Allocation*

United Kingdom	23.3%
Japan	19.3
France	11.1
Germany	10.7
United States	5.0
Australia	4.7
Netherlands	4.7
Switzerland	4.1
Italy	3.3
Canada	2.6
Jersey	2.3
Ireland	1.3
Spain	1.1
Hong Kong	1.1
Taiwan	1.0
Denmark	0.9
Russia	0.8
South Korea	0.8
Bermuda	0.5
Austria	0.5
Portugal	0.5
Singapore	0.4

100.0%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.4%
Australia — 4.7%
Australia & New Zealand Banking Group, Ltd.(1)	252,896	$6,640,897
Challenger, Ltd.(1)	427,535	2,231,328
Fortescue Metals Group, Ltd.(1)	427,860	1,992,799
Origin Energy, Ltd.(1)	221,641	2,698,296
Shopping Centres Australasia Property Group(1)	1,578,222	2,048,202
Telstra Corp., Ltd.(1)	526,074	2,360,117

		17,971,639

Austria — 0.5%
Erste Group Bank AG(1)	55,966	2,033,057

Bermuda — 0.5%
Hong Kong Land Holdings, Ltd.(1)	341,000	2,055,166

Canada — 2.6%
Canadian Natural Resources, Ltd.	137,900	4,521,758
Intact Financial Corp.	41,900	2,550,680
Suncor Energy, Inc.	87,400	2,871,350

		9,943,788

Denmark — 0.9%
TDC A/S(1)	354,490	3,332,557

France — 11.1%
Arkema SA(1)	28,627	3,052,466
AXA SA(1)	194,083	5,093,824
BNP Paribas SA(1)	40,080	3,094,383
Cie de St-Gobain(1)	47,207	2,476,762
Faurecia†(1)	52,261	2,061,263
Numericable SAS†(1)	53,405	2,019,138
Sanofi(1)	122,633	12,004,121
Schneider Electric SA(1)	24,077	1,941,385
SCOR SE(1)	88,599	2,874,523
Veolia Environnement SA(1)	153,385	2,407,990
Vinci SA(1)	83,015	5,423,523

		42,449,378

Germany — 10.7%
Allianz SE(1)	46,106	7,692,276
BASF SE(1)	49,543	5,301,262
Bayer AG(1)	58,700	7,728,314
Daimler AG(1)	62,691	5,248,299
Deutsche Post AG(1)	197,734	6,839,124
Siemens AG(1)	48,453	6,140,020
Stada Arzneimittel AG(1)	35,154	1,675,655

		40,624,950

Hong Kong — 1.1%
AIA Group, Ltd.(1)	627,200	2,900,577
Sun Hung Kai Properties, Ltd.(1)	108,000	1,322,639

		4,223,216

Ireland — 1.3%
Bank of Ireland†(1)	4,492,206	1,782,778
Kerry Group PLC, Class A (ISE)(1)	39,195	2,636,938
Kerry Group PLC, Class A (LSE)(1)	9,593	649,000

		5,068,716

Italy — 3.3%
Buzzi Unicem SpA(1)	56,861	1,037,584
Eni SpA(1)	293,361	6,647,113
Moncler SpA†	35,621	678,353

Security Description	Shares	Value (Note 2)

Italy (continued)
UniCredit SpA(1)	554,865	$4,162,447

		12,525,497

Japan — 19.3%
Ajinomoto Co., Inc.(1)	109,000	1,529,597
Astellas Pharma, Inc.(1)	81,300	4,999,834
Credit Saison Co., Ltd.(1)	132,400	3,234,081
Hitachi, Ltd.(1)	262,000	1,992,111
ITOCHU Corp.(1)	162,500	1,975,277
Japan Airlines Co., Ltd.(1)	47,400	2,378,567
Japan Tobacco, Inc.(1)	149,900	4,629,903
KDDI Corp.(1)	39,400	2,166,290
Konica Minolta, Inc.(1)	190,500	2,000,344
Mitsubishi Corp.(1)	202,800	3,740,276
Mitsubishi Estate Co., Ltd.(1)	143,000	3,494,121
MS&AD Insurance Group Holdings(1)	51,100	1,185,546
Nintendo Co., Ltd.(1)	20,700	2,457,810
Nissan Motor Co., Ltd.(1)	575,400	4,907,633
Sega Sammy Holdings, Inc.(1)	97,600	2,316,245
Sekisui House, Ltd.(1)	140,000	1,939,597
Seven & I Holdings Co., Ltd.(1)	52,500	2,080,512
SMC Corp.(1)	8,200	2,041,503
SoftBank Corp.(1)	24,600	1,784,636
Sumitomo Mitsui Financial Group, Inc.(1)	175,500	8,118,924
Takeda Pharmaceutical Co., Ltd.(1)	39,100	1,822,942
Tokio Marine Holdings, Inc.(1)	50,400	1,463,198
Tokyo Gas Co., Ltd.(1)	769,000	3,850,141
Toshiba Corp.(1)	670,000	2,783,108
Toyota Motor Corp.(1)	79,700	4,542,885

		73,435,081

Jersey — 2.3%
Glencore Xstrata PLC(1)	524,553	2,777,463
WPP PLC(1)	279,064	5,848,462

		8,625,925

Netherlands — 4.7%
European Aeronautic Defence and Space Co. NV(1)	45,516	3,226,048
ING Groep NV CVA†(1)	716,367	9,486,792
NXP Semiconductor NV†	34,700	1,677,745
Ziggo NV(1)	79,728	3,463,525

		17,854,110

Portugal — 0.5%
Banco Espirito Santo SA†(1)	1,182,111	1,799,553

Russia — 0.8%
Sberbank of Russia ADR	276,804	2,995,019

Singapore — 0.4%
Ezion Holdings, Ltd.(1)	855,600	1,509,297

South Korea — 0.8%
Samsung Electronics Co., Ltd.(1)	2,519	2,980,828

Spain — 1.1%
Atresmedia Corp. de Medios di Comunicacion SA†(1)	115,959	2,179,294
Banco Bilbao Vizcaya Argentaria SA(1)	179,746	2,147,411

		4,326,705

217

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland — 4.1%
ACE, Ltd.	50,706	$4,756,730
Holcim, Ltd.(1)	25,763	1,873,623
Nestle SA(1)	40,149	2,911,066
Roche Holding AG(1)	7,556	2,076,420
UBS AG(1)	194,358	3,848,237

		15,466,076

Taiwan — 1.0%
Asustek Computer, Inc.(1)	220,000	2,030,643
Pegatron Corp.(1)	1,248,000	1,637,229

		3,667,872

United Kingdom — 23.3%
Admiral Group PLC(1)	46,343	1,099,775
AstraZeneca PLC(1)	60,954	3,869,693
Barclays PLC(1)	1,634,736	7,307,843
Bellway PLC(1)	158,007	4,029,453
BG Group PLC(1)	93,990	1,577,224
Britvic PLC(1)	175,897	2,001,949
Centrica PLC(1)	866,424	4,431,292
GlaxoSmithKline PLC(1)	131,863	3,395,047
HSBC Holdings PLC(1)	892,512	9,182,357
Jazztel PLC†(1)	281,146	3,455,488
Liberty Global PLC, Class C†	34,600	2,744,818
Lloyds Banking Group PLC†(1)	1,856,044	2,537,768
Metro Bank PLC†(2)(4)	54,618	1,108,863
Prudential PLC(1)	279,788	5,637,822
Royal Dutch Shell PLC, Class A(1)	436,816	15,094,167
Serco Group PLC(1)	318,686	2,292,522
TUI Travel PLC(1)	807,087	5,639,029
Vodafone Group PLC(1)	3,302,349	12,271,784
WM Morrison Supermarkets PLC(1)	262,893	1,035,744

		88,712,638

Security Description	Shares	Value (Note 2)

United States — 0.4%
Philip Morris International, Inc.	21,300	$1,664,382

Total Long-Term Investment Securities (cost $304,807,677)		363,265,450

REPURCHASE AGREEMENT — 4.6%
Agreement with Deutsche Bank AG, bearing interest at 0.01%, dated 01/31/2014, to be repurchased 02/03/2014 in the amount of $17,718,015 and collateralized by $18,082,000 of United States Treasury Notes, bearing interest at 0.38% due 12/31/2014 and having an approximate value of $18,083,808 (cost $17,718,000)	$17,718,000	17,718,000

TOTAL INVESTMENTS (cost $322,525,677)(3)	100.0%	380,983,450
Liabilities in excess of other assets	(0.0)	(12,955)

NET ASSETS	100.0%	$380,970,495

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $337,695,752 representing 88.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Illiquid security. At January 31, 2014, the aggregate value of these securities was $1,108,863 representing 0.3% of net assets.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	3,892,589	EUR	2,872,800	3/19/2014	$—	$(17,989)
	USD	857,366	AUD	964,000	4/16/2014	—	(17,733)

						—	(35,722)

Barclays Bank PLC	CAD	752,900	USD	703,625	4/16/2014	28,767	—
	JPY	550,353,700	USD	5,594,504	2/19/2014	207,491	—
	USD	4,436,937	HKD	34,395,900	2/19/2014	—	(6,480)
	USD	5,355,300	JPY	550,353,700	2/19/2014	31,712	—
	USD	1,895,822	SGD	2,355,900	2/19/2014	—	(50,582)
	USD	68,796	CHF	62,300	3/19/2014	—	(58)
	USD	4,351,071	SEK	28,306,700	3/19/2014	—	(33,433)
	USD	593,689	AUD	668,200	4/16/2014	—	(11,694)

						267,970	(102,247)

Citibank N.A.	CAD	1,332,300	USD	1,246,422	4/16/2014	52,221	—
	DKK	11,096,700	USD	2,024,511	3/19/2014	17,911	—
	EUR	15,531,900	USD	21,041,267	3/19/2014	93,095	—
	USD	2,898,016	JPY	284,973,500	2/19/2014	—	(108,617)
	USD	1,161,413	AUD	1,306,000	4/16/2014	—	(23,901)

						163,227	(132,518)

Credit Suisse International	CAD	52,500	USD	49,095	4/16/2014	2,037	—
	JPY	128,595,700	USD	1,252,054	2/19/2014	—	(6,676)
	USD	2,231,825	JPY	219,441,300	2/19/2014	—	(83,874)
	USD	2,186,303	NOK	13,379,200	3/19/2014	—	(58,351)
	USD	3,125,247	SEK	20,429,300	3/19/2014	—	(9,153)
	USD	162,205	AUD	182,400	4/16/2014	—	(3,336)
	USD	568,906	NZD	692,500	4/16/2014	—	(11,856)

						2,037	(173,246)

218

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG London	CAD	799,500	USD	747,783	4/16/2014	$31,155	$—
	SEK	10,000,700	USD	1,550,977	3/19/2014	25,564	—
	USD	5,165,092	EUR	3,799,600	3/19/2014	—	(40,498)
	USD	1,529,526	SEK	10,000,700	3/19/2014	—	(4,113)
	USD	17,344	AUD	19,500	4/16/2014	—	(359)

						56,719	(44,970)

HSBC Bank	CAD	450,300	USD	421,657	4/16/2014	18,032	—
	GBP	788,000	USD	1,305,361	3/19/2014	10,386	—
	NOK	5,452,700	USD	883,780	3/19/2014	16,532	—
	USD	891,037	NOK	5,452,700	3/19/2014	—	(23,789)

						44,950	(23,789)

JPMorgan Chase Bank N.A.	CAD	1,486,800	USD	1,390,124	4/16/2014	57,437	—
	JPY	546,138,100	USD	5,552,610	2/19/2014	206,861	—
	USD	2,778,809	SGD	3,452,100	2/19/2014	—	(74,979)
	USD	4,012,259	CHF	3,632,800	3/19/2014	—	(4,002)
	USD	10,376,864	GBP	6,346,900	3/19/2014	53,440	—
	USD	1,662,303	NOK	10,171,800	3/19/2014	—	(44,486)
	USD	1,735,377	SEK	11,342,800	3/19/2014	—	(5,253)

						317,738	(128,720)

Royal Bank of Scotland PLC	USD	1,673,642	AUD	1,882,400	4/16/2014	—	(34,093)

State Street Bank and Trust Co.	CAD	2,160,000	USD	2,020,183	4/16/2014	84,077	—
	JPY	624,928,900	USD	5,996,560	2/19/2014	—	(120,415)
	USD	7,758,991	JPY	782,796,500	2/19/2014	—	(96,765)
	USD	1,557,436	NOK	9,577,700	3/19/2014	—	(34,110)
	USD	1,789,529	SEK	11,671,600	3/19/2014	—	(9,253)
	USD	1,204,045	AUD	1,354,000	4/16/2014	—	(24,726)
	USD	1,794,842	ILS	6,291,100	4/16/2014	—	(7,423)

						84,077	(292,692)

UBS AG	CAD	1,453,700	USD	1,359,672	4/16/2014	56,654	—
	GBP	726,000	USD	1,190,858	3/19/2014	—	(2,229)
	USD	3,355,783	CHF	3,039,400	3/19/2014	—	(2,255)
	USD	1,804,297	AUD	2,028,900	4/16/2014	—	(37,148)

						56,654	(41,632)

Westpac Banking Corp.	CAD	1,760,700	USD	1,646,637	4/16/2014	68,442	—
	USD	4,172,040	JPY	410,290,900	2/19/2014	—	(156,000)
	USD	866,384	GBP	529,900	3/19/2014	4,438	—
	USD	2,014,254	AUD	2,265,600	4/16/2014	—	(40,942)

						72,880	(196,942)

Net Unrealized Appreciation/(Depreciation)						$1,066,252	$(1,206,571)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Switzerland Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

219

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Canada	$9,943,788	$—	$—	$9,943,788
France	—	42,449,378	—	42,449,378
Germany	—	40,624,950	—	40,624,950
Italy	678,353	11,847,144	—	12,525,497
Japan	—	73,435,081	—	73,435,081
Netherlands	1,677,745	16,176,365	—	17,854,110
Russia	2,995,019	—	—	2,995,019
Switzerland	4,756,730	10,709,346	—	15,466,076
United Kingdom	2,744,818	84,858,957	1,108,863	88,712,638
United States	1,664,382	—	—	1,664,382
Other Countries*	—	57,594,531	—	57,594,531
Repurchase Agreement	—	17,718,000	—	17,718,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	1,066,252	—	1,066,252

Total	$24,460,835	$356,480,004	$1,108,863	$382,049,702

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$1,206,571	$—	$1,206,571

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $233,047,096 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

220

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	7.4%
Diversified Banking Institutions	4.9
Oil Companies-Integrated	3.7
Repurchase Agreement	3.3
Banks-Commercial	3.2
Insurance-Multi-line	3.1
Insurance-Life/Health	3.1
Auto-Cars/Light Trucks	2.7
Oil Companies-Exploration & Production	1.8
Web Portals/ISP	1.7
Telephone-Integrated	1.6
Computers	1.6
Banks-Super Regional	1.4
Semiconductor Components-Integrated Circuits	1.4
Applications Software	1.4
Medical-Biomedical/Gene	1.3
Metal-Diversified	1.3
Investment Management/Advisor Services	1.2
Electric-Integrated	1.2
Diversified Manufacturing Operations	1.2
Auto/Truck Parts & Equipment-Original	1.2
Cellular Telecom	1.1
Airlines	1.1
Medical-Generic Drugs	1.0
Real Estate Operations & Development	1.0
Chemicals-Diversified	1.0
Building-Residential/Commercial	1.0
Aerospace/Defense	1.0
Computers-Memory Devices	1.0
Medical Products	0.9
Electronic Components-Semiconductors	0.9
Medical-HMO	0.9
Retail-Drug Store	0.9
Beverages-Non-alcoholic	0.9
Building & Construction-Misc.	0.9
Insurance-Reinsurance	0.9
Tobacco	0.8
Paper & Related Products	0.8
Aerospace/Defense-Equipment	0.8
Computers-Integrated Systems	0.6
Telecommunication Equipment	0.6
Medical Instruments	0.6
Transport-Services	0.6
Human Resources	0.6
Apparel Manufacturers	0.6
Building & Construction Products-Misc.	0.6
Import/Export	0.6
Electronic Components-Misc.	0.6
Agricultural Operations	0.6
Chemicals-Specialty	0.6
Finance-Credit Card	0.6
Instruments-Scientific	0.6
Oil-Field Services	0.6
Transport-Marine	0.6
Building Products-Cement	0.6
Food-Misc./Diversified	0.6
Commercial Services-Finance	0.6
Oil Refining & Marketing	0.5
Television	0.5
Retail-Major Department Stores	0.5
Private Equity	0.5
E-Commerce/Products	0.4
Brewery	0.4
Cable/Satellite TV	0.4
Internet Content-Entertainment	0.4

Finance-Leasing Companies	0.4%
Enterprise Software/Service	0.4
Instruments-Controls	0.4
Beverages-Wine/Spirits	0.4
Retail-Regional Department Stores	0.4
Textile-Home Furnishings	0.4
Engineering/R&D Services	0.4
Metal-Copper	0.4
Retail-Jewelry	0.4
Advertising Agencies	0.4
Transactional Software	0.3
Multimedia	0.3
Rubber-Tires	0.3
Machinery-General Industrial	0.3
E-Commerce/Services	0.3
Retail-Restaurants	0.3
Veterinary Diagnostics	0.3
Food-Meat Products	0.3
Retail-Building Products	0.3
Casino Hotels	0.3
Electric Products-Misc.	0.3
Hotels/Motels	0.3
Telecom Services	0.3
Machinery-Electrical	0.3
Computers-Periphery Equipment	0.3
Pharmacy Services	0.3
Building Products-Air & Heating	0.3
Advertising Sales	0.3
Soap & Cleaning Preparation	0.3
Consumer Products-Misc.	0.3
Computer Services	0.3
Medical-Hospitals	0.3
Semiconductor Equipment	0.3
Containers-Paper/Plastic	0.3
Building-Heavy Construction	0.3
Photo Equipment & Supplies	0.3
Office Supplies & Forms	0.3
Medical-Wholesale Drug Distribution	0.3
Coatings/Paint	0.3
Batteries/Battery Systems	0.3
Food-Retail	0.3
Electronic Security Devices	0.3
Oil & Gas Drilling	0.3
Electronic Parts Distribution	0.3
Office Automation & Equipment	0.3
Shipbuilding	0.3
Tools-Hand Held	0.3
Footwear & Related Apparel	0.3
Steel-Producers	0.3
Retail-Auto Parts	0.3
Retail-Convenience Store	0.3
Retail-Home Furnishings	0.3
Food-Flour & Grain	0.3
Electronics-Military	0.3
Cruise Lines	0.2
Data Processing/Management	0.2
Telecom Equipment-Fiber Optics	0.2
Cosmetics & Toiletries	0.2
Insurance-Property/Casualty	0.2
Appliances	0.2
Security Services	0.2
Consulting Services	0.2
Lighting Products & Systems	0.1

99.9%

*	Calculated as a percentage of net assets

221

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF PROFILE — January 31, 2014 — (continued) — (unaudited)

Country Allocation*

United States	49.8%
United Kingdom	9.2
Japan	7.3
France	5.4
Switzerland	4.8
Germany	4.7
Netherlands	2.4
Canada	2.3
Spain	1.9
Ireland	1.7
Jersey	1.3
Sweden	1.2
Finland	0.9
Hong Kong	0.7
Denmark	0.7
Italy	0.7
Cayman Islands	0.6
South Korea	0.6
China	0.5
India	0.5
Belgium	0.4
Bermuda	0.3
Singapore	0.3
Norway	0.3
Israel	0.3
Portugal	0.3
Austria	0.3
Australia	0.3
Liberia	0.2

99.9%

*	Calculated as a percentage of net assets

222

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Australia — 0.3%
Challenger, Ltd.(1)	195,256	$1,019,052

Austria — 0.3%
Voestalpine AG(1)	24,113	1,080,341

Belgium — 0.4%
Anheuser-Busch InBev NV(1)	18,153	1,741,023

Bermuda — 0.3%
Marvell Technology Group, Ltd.	95,009	1,418,484

Canada — 2.3%
Alimentation Couche-Tard, Inc., Class B	14,069	1,037,980
Canadian Imperial Bank of Commerce	13,632	1,059,593
Magna International, Inc.	13,631	1,157,794
Methanex Corp.	17,453	1,043,811
Open Text Corp.	3,300	326,993
Suncor Energy, Inc.	42,207	1,386,625
Toronto-Dominion Bank	19,375	1,675,600
Valeant Pharmaceuticals International, Inc.†	10,168	1,379,188

		9,067,584

Cayman Islands — 0.6%
China Resources Cement Holdings, Ltd.(1)	1,714,000	1,173,463
Sands China, Ltd.(1)	167,200	1,293,296

		2,466,759

China — 0.5%
China Construction Bank Corp.(1)	1,623,000	1,115,346
China Merchants Bank Co., Ltd.(1)	571,500	995,499

		2,110,845

Denmark — 0.7%
Pandora A/S(1)	23,789	1,358,877
TDC A/S(1)	136,369	1,282,004

		2,640,881

Finland — 0.9%
Sampo OYJ, Class A(1)	24,377	1,130,967
Stora Enso OYJ, Class R(1)	131,213	1,226,002
UPM-Kymmene OYJ(1)	70,701	1,083,258

		3,440,227

France — 5.4%
Accor SA(1)	26,934	1,283,737
AXA SA(1)	90,107	2,364,912
BNP Paribas SA(1)	22,586	1,743,756
Bouygues SA(1)	26,307	1,003,560
Cap Gemini SA(1)	17,892	1,218,405
Cie de St-Gobain(1)	23,306	1,222,772
Credit Agricole SA†(1)	101,823	1,369,187
Electricite de France(1)	37,762	1,282,519
Renault SA(1)	16,600	1,444,908
Safran SA(1)	13,910	989,466
SCOR SE(1)	34,354	1,114,588
Societe Generale SA(1)	21,904	1,238,574
Teleperformance(1)	21,027	1,230,109
Total SA(1)	49,192	2,809,051
Valeo SA(1)	11,490	1,282,892

		21,598,436

Security Description	Shares	Value (Note 2)

Germany — 4.0%
Allianz SE(1)	9,534	$1,590,642
Bayer AG(1)	26,565	3,497,490
Bayerische Motoren Werke AG(1)	9,149	996,156
Continental AG(1)	6,394	1,376,731
Daimler AG(1)	19,144	1,602,677
Deutsche Bank AG(1)	18,454	892,568
Deutsche Lufthansa AG†(1)	60,689	1,444,220
Deutsche Post AG(1)	38,766	1,340,819
Deutsche Telekom AG(1)	93,285	1,506,156
Freenet AG(1)	39,616	1,208,542
OSRAM Licht AG†(1)	7,986	466,675

		15,922,676

Hong Kong — 0.7%
Cheung Kong Holdings, Ltd.(1)	81,000	1,203,149
China Overseas Land & Investment, Ltd.(1)	592,000	1,585,372

		2,788,521

India — 0.5%
HDFC Bank, Ltd. ADR	42,372	1,325,820
Yes Bank, Ltd.(1)	144,565	696,673

		2,022,493

Ireland — 1.7%
Actavis PLC†	9,081	1,716,127
Allegion PLC†	22,780	1,124,193
Covidien PLC	17,438	1,189,969
Ingersoll-Rand PLC	21,019	1,235,707
Jazz Pharmaceuticals PLC†	9,012	1,366,760

		6,632,756

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	28,471	1,270,661

Italy — 0.7%
Azimut Holding SpA(1)	46,248	1,338,961
Enel SpA(1)	283,315	1,292,621

		2,631,582

Japan — 7.3%
Asahi Kasei Corp.(1)	145,000	1,101,823
Coca-Cola West Co., Ltd.(1)	51,700	1,011,213
Daikin Industries, Ltd.(1)	21,500	1,230,948
Fuji Electric Co., Ltd.(1)	287,000	1,244,816
FUJIFILM Holdings Corp.(1)	40,700	1,181,934
Hitachi, Ltd.(1)	169,000	1,284,988
ITOCHU Corp.(1)	98,400	1,196,106
Kawasaki Kisen Kaisha, Ltd.(1)	487,000	1,135,541
KDDI Corp.(1)	25,000	1,374,549
Kose Corp.(1)	30,500	954,857
Mitsubishi Corp.(1)	67,800	1,250,447
Mitsui Fudosan Co., Ltd.(1)	39,000	1,228,601
Nippon Meat Packers, Inc.(1)	76,000	1,296,417
Nippon Paint Co., Ltd.(1)	71,000	1,169,937
Nitori Holdings Co., Ltd.(1)	10,650	1,031,517
Omron Corp.(1)	29,900	1,181,308
ORIX Corp.(1)	110,200	1,676,044
Sekisui House, Ltd.(1)	87,100	1,206,706
Sumitomo Mitsui Financial Group, Inc.(1)	44,500	2,058,645
Sumitomo Osaka Cement Co., Ltd.(1)	301,000	1,128,239
T&D Holdings, Inc.(1)	89,100	1,084,487

223

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
TOTO, Ltd.(1)	79,000	$1,250,012
Toyota Motor Corp.(1)	31,800	1,812,594

		29,091,729

Jersey — 1.3%
Glencore Xstrata PLC(1)	388,716	2,058,218
Shire PLC(1)	32,857	1,642,124
WPP PLC(1)	63,290	1,326,395

		5,026,737

Liberia — 0.2%
Royal Caribbean Cruises, Ltd.	20,207	1,002,267

Netherlands — 2.4%
ING Groep NV CVA†(1)	141,580	1,874,933
Koninklijke Ahold NV(1)	69,268	1,154,863
LyondellBasell Industries NV, Class A	17,517	1,379,639
NXP Semiconductor NV†	30,758	1,487,149
PostNL NV†(1)	207,280	1,161,340
Randstad Holding NV(1)	20,885	1,325,725
SBM Offshore NV†(1)	69,326	1,334,352

		9,718,001

Norway — 0.3%
Telenor ASA(1)	61,177	1,271,144

Portugal — 0.3%
EDP — Energias de Portugal SA(1)	291,368	1,094,825

Singapore — 0.3%
Avago Technologies, Ltd.	23,741	1,297,208

South Korea — 0.6%
Hyundai Motor Co.(1)	5,014	1,096,308
Samsung Electronics Co., Ltd.(1)	1,027	1,215,288

		2,311,596

Spain — 1.9%
Amadeus IT Holding SA, Class A(1)	35,451	1,401,901
CaixaBank SA(1)	250,812	1,538,869
Ferrovial SA(1)	66,646	1,279,866
Grupo Catalana Occidente SA(1)	27,240	1,045,798
Iberdrola SA(1)	190,564	1,174,603
Iberdrola SA†(Pari Passu)	5,293	32,381
Repsol SA(1)	52,348	1,225,660

		7,699,078

Sweden — 1.2%
NCC AB, Class B(1)	37,187	1,186,718
Securitas AB, Class B(1)	69,711	723,664
Svenska Cellulosa AB SCA, Class B(1)	28,464	809,597
Swedbank AB, Class A(1)	39,960	1,041,967
Trelleborg AB, Class B(1)	60,884	1,214,355

		4,976,301

Switzerland — 4.8%
ACE, Ltd.	15,440	1,448,426
Actelion, Ltd.(1)	11,874	1,113,755
Credit Suisse Group AG(1)	81,243	2,447,765
Georg Fischer AG(1)	1,557	1,067,997
Lonza Group AG(1)	13,347	1,337,252
Novartis AG(1)	55,503	4,389,381
OC Oerlikon Corp. AG(1)	85,575	1,345,983
Roche Holding AG(1)	13,020	3,577,950
Swiss Re AG(1)	13,819	1,193,322
TE Connectivity, Ltd.	22,146	1,251,470

		19,173,301

Security Description	Shares	Value (Note 2)

United Kingdom — 9.2%
3i Group PLC(1)	195,237	$1,197,903
Associated British Foods PLC(1)	23,285	1,038,554
AstraZeneca PLC(1)	32,985	2,094,068
Barclays PLC(1)	593,350	2,652,482
BG Group PLC(1)	87,480	1,467,981
BP PLC(1)	431,881	3,384,307
Britvic PLC(1)	103,818	1,181,591
BT Group PLC(1)	225,040	1,418,337
Carillion PLC(1)	200,469	1,122,542
Home Retail Group PLC(1)	341,665	1,005,606
Imperial Tobacco Group PLC(1)	50,268	1,835,830
ITV PLC(1)	370,635	1,196,614
Legal & General Group PLC(1)	324,133	1,145,054
Lloyds Banking Group PLC†(1)	1,008,522	1,378,952
Persimmon PLC(1)	66,067	1,423,613
Prudential PLC(1)	85,053	1,713,846
Rio Tinto PLC(1)	57,123	3,042,394
St James’s Place PLC(1)	113,669	1,437,039
Taylor Wimpey PLC(1)	660,274	1,215,398
Travis Perkins PLC(1)	45,400	1,295,802
Vodafone Group PLC(1)	1,219,606	4,532,150

		36,780,063

United States — 46.5%
Advance Auto Parts, Inc.	9,342	1,072,555
Affiliated Managers Group, Inc.†	6,466	1,288,286
Alliance Data Systems Corp.†	4,365	1,046,116
Allstate Corp.	26,412	1,352,294
Amazon.com, Inc.†	4,993	1,790,939
American Capital, Ltd.†	50,722	791,770
American Express Co.	15,540	1,321,211
Ameriprise Financial, Inc.	12,377	1,307,506
Amgen, Inc.	13,652	1,623,905
Andersons, Inc.	14,088	1,165,641
Apache Corp.	16,807	1,348,930
Apple, Inc.	9,608	4,809,765
Archer-Daniels-Midland Co.	31,957	1,261,662
Artisan Partners Asset Management, Inc., Class A	15,558	986,688
Assurant, Inc.	13,997	914,704
Avery Dennison Corp.	23,961	1,180,558
Avnet, Inc.	27,186	1,116,529
B/E Aerospace, Inc.†	13,544	1,076,342
Bank of America Corp.	226,260	3,789,855
Becton Dickinson and Co.	12,174	1,316,253
Biogen Idec, Inc.†	4,297	1,343,414
Boeing Co.	8,199	1,027,007
Brocade Communications Systems, Inc.†	140,065	1,308,207
CA, Inc.	37,972	1,218,142
Capital One Financial Corp.	15,918	1,123,970
CBS Corp., Class B	16,548	971,699
Celgene Corp.†	6,566	997,572
Chevron Corp.	23,553	2,629,221
Cigna Corp.	15,403	1,329,433
Citigroup, Inc.	56,216	2,666,325
Comcast Corp., Class A	31,940	1,739,133
ConocoPhillips	25,950	1,685,452
Constellation Brands, Inc., Class A†	19,146	1,467,924
Corning, Inc.	56,747	976,616
CVS Caremark Corp.	28,610	1,937,469
Deckers Outdoor Corp.†	13,916	1,084,752
Delta Air Lines, Inc.	25,958	794,574
Discover Financial Services	19,694	1,056,583
Dow Chemical Co.	33,562	1,527,407
Dr Pepper Snapple Group, Inc.	26,260	1,257,329

224

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
East West Bancorp, Inc.	29,004	$970,474
EMC Corp.	59,520	1,442,765
Endo Health Solutions, Inc.†	17,751	1,169,436
EnerSys, Inc.	17,022	1,158,517
EOG Resources, Inc.	7,699	1,272,183
Facebook, Inc., Class A†	26,896	1,682,883
Fidelity National Information Services, Inc.	19,430	985,101
Fifth Third Bancorp	57,766	1,214,241
Fluor Corp.	18,576	1,411,033
Freeport-McMoRan Copper & Gold, Inc.	43,307	1,403,580
FTI Consulting, Inc.†	18,436	683,423
General Motors Co.†	41,181	1,485,810
Gilead Sciences, Inc.†	15,458	1,246,688
Google, Inc., Class A†	5,113	6,038,300
Halliburton Co.	20,503	1,004,852
Hanesbrands, Inc.	17,972	1,278,528
Harris Corp.	17,704	1,227,595
Hartford Financial Services Group, Inc.	40,235	1,337,814
Helmerich & Payne, Inc.	12,709	1,118,900
Hess Corp.	17,825	1,345,609
Hewlett-Packard Co.	52,247	1,515,163
Honeywell International, Inc.	16,428	1,498,726
Humana, Inc.	10,239	996,255
Huntington Ingalls Industries, Inc.	11,530	1,095,581
ITT Corp.	33,133	1,356,796
Jack in the Box, Inc.†	3,300	166,881
Jarden Corp.†	20,208	1,221,574
Johnson & Johnson	60,897	5,387,558
Juniper Networks, Inc.†	48,684	1,295,481
Kirby Corp.†	11,792	1,176,724
Lam Research Corp.†	23,706	1,199,761
Lear Corp.	15,237	1,102,092
Lorillard, Inc.	26,780	1,318,112
Macy’s, Inc.	27,139	1,443,795
Manpowergroup, Inc.	14,941	1,163,904
Marathon Oil Corp.	36,525	1,197,655
McKesson Corp.	6,768	1,180,407
Medtronic, Inc.	21,560	1,219,434
MetLife, Inc.	26,067	1,278,586
Microsoft Corp.	146,622	5,549,643
Mohawk Industries, Inc.†	10,038	1,427,203
Morgan Stanley	47,686	1,407,214
Murphy USA, Inc.†	22,268	862,662
Mylan, Inc.†	29,738	1,350,403
News Corp., Class B†	7,478	116,732
Northrop Grumman Corp.	12,617	1,457,894
Omnicare, Inc.	19,753	1,233,772
Packaging Corp. of America	18,420	1,189,932
PerkinElmer, Inc.	24,440	1,065,584
Pfizer, Inc.	124,237	3,776,805
Phillips 66	18,177	1,328,557
Pinnacle Foods, Inc.	38,531	1,040,337
PNC Financial Services Group, Inc.	19,247	1,537,450
Post Holdings, Inc.†	18,711	1,001,600
priceline.com, Inc.†	1,174	1,344,101
Prosperity Bancshares, Inc.	15,741	984,757
Prudential Financial, Inc.	16,259	1,372,097
QUALCOMM, Inc.	36,310	2,694,928
Raytheon Co.	13,132	1,248,459
Reinsurance Group of America, Inc.	13,669	1,020,664

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
SanDisk Corp.	16,020	$1,114,191
SM Energy Co.	17,028	1,409,237
Snap-on, Inc.	10,862	1,087,829
Spirit Airlines, Inc.†	22,642	1,061,910
St Jude Medical, Inc.	21,238	1,289,784
Synaptics, Inc.†	21,160	1,234,898
Texas Instruments, Inc.	31,503	1,335,727
Thermo Fisher Scientific, Inc.	11,068	1,274,370
Time Warner, Inc.	21,977	1,380,815
TJX Cos., Inc.	20,198	1,158,557
Torchmark Corp.	15,439	1,160,241
Total System Services, Inc.	33,531	1,001,906
Travelers Cos., Inc.	10,258	833,770
Trinity Industries, Inc.	17,668	1,028,808
United Continental Holdings, Inc.†	20,570	942,929
United Technologies Corp.	17,052	1,944,269
UnitedHealth Group, Inc.	18,359	1,326,989
Universal Health Services, Inc., Class B	14,802	1,214,060
Unum Group	36,739	1,182,996
Valero Energy Corp.	25,672	1,311,839
VCA Antech, Inc.†	41,789	1,334,741
VeriFone Systems, Inc.†	47,158	1,368,054
VF Corp.	20,609	1,204,596
Walgreen Co.	26,381	1,512,950
Wells Fargo & Co.	39,475	1,789,796
Wendy’s Co.	128,785	1,168,080
Western Digital Corp.	13,130	1,131,412
Whirlpool Corp.	5,778	770,207
Xerox Corp.	102,131	1,108,121
Yahoo!, Inc.†	23,106	832,278
Zimmer Holdings, Inc.	14,741	1,385,212

		185,907,321

Total Common Stocks (cost $338,470,526)		383,201,892

PREFERRED SECURITIES — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA(1)	11,330	1,227,800
Volkswagen AG(1)	5,988	1,517,566

Total Preferred Securities (cost $2,161,521)		2,745,366

Total Long-Term Investment Securities (cost $340,632,047)		385,947,258

REPURCHASE AGREEMENT — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 01/31/2014 to be repurchased 02/03/2014 in the amount of $13,149,000 and collateralized by $14,795,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $13,414,627 (cost $13,149,000)	$13,149,000	13,149,000

TOTAL INVESTMENTS (cost $353,781,047)(2)	99.9%	399,096,258
Other assets less liabilities	0.1	315,339

NET ASSETS	100.0%	$399,411,597

225

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $172,426,092 representing 43.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,418,484	$—	$—	$1,418,484
Canada	9,067,584	—	—	9,067,584
France	—	21,598,436	—	21,598,436
India	1,325,820	696,673	—	2,022,493
Ireland	6,632,756	—	—	6,632,756
Isreal	1,270,661	—	—	1,270,661
Japan	—	29,091,729	—	29,091,729
Liberia	1,002,267	—	—	1,002,267
Netherlands	2,866,788	6,851,213	—	9,718,001
Singapore	1,297,208	—	—	1,297,208
Spain	32,381	7,666,697	—	7,699,078
Switzerland	2,699,896	16,473,405	—	19,173,301
United Kingdom	—	36,780,063	—	36,780,063
United States	185,907,321	—	—	185,907,321
Other Countries*	—	50,522,510	—	50,522,510
Preferred Securities	—	2,745,366	—	2,745,366
Repurchase Agreement	—	13,149,000	—	13,149,000

Total	$213,521,166	$185,575,092	$—	$399,096,258

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $88,802,293 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

226

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	9.9%
Repurchase Agreements	8.4
Banks-Commercial	6.8
Diversified Banking Institutions	6.2
Auto-Cars/Light Trucks	4.3
Oil Companies-Integrated	3.7
Telephone-Integrated	2.9
Insurance-Multi-line	2.7
Food-Misc./Diversified	2.6
Insurance-Life/Health	2.2
Chemicals-Diversified	2.0
Diversified Minerals	1.5
Cellular Telecom	1.5
Food-Retail	1.5
Diversified Manufacturing Operations	1.2
Electronic Components-Misc.	1.1
Retail-Apparel/Shoe	1.1
Tobacco	1.1
Real Estate Investment Trusts	1.0
Brewery	1.0
Import/Export	0.9
Metal-Diversified	0.9
Insurance-Property/Casualty	0.9
Real Estate Operations & Development	0.8
Insurance-Reinsurance	0.8
Electric-Integrated	0.8
Steel-Producers	0.8
Auto/Truck Parts & Equipment-Original	0.8
Transport-Rail	0.7
Engineering/R&D Services	0.7
Aerospace/Defense	0.7
Oil Companies-Exploration & Production	0.7
Building & Construction-Misc.	0.7
Soap & Cleaning Preparation	0.7
Medical Products	0.7
Machinery-General Industrial	0.6
Enterprise Software/Service	0.6
Building-Heavy Construction	0.6
Transport-Services	0.6
Machinery-Farming	0.6
Rubber-Tires	0.6
Electric Products-Misc.	0.5
Building Products-Cement	0.5
Finance-Investment Banker/Broker	0.5
Electronic Components-Semiconductors	0.5
Airlines	0.5
Beverages-Wine/Spirits	0.5
Building-Residential/Commercial	0.5
Computer Services	0.5
Wireless Equipment	0.5
Cosmetics & Toiletries	0.5
Diversified Operations	0.5
Real Estate Management/Services	0.4
Retail-Jewelry	0.4
Advertising Agencies	0.4
Semiconductor Equipment	0.4
Building & Construction Products-Misc.	0.4
Power Converter/Supply Equipment	0.4
Machinery-Electrical	0.4
Aerospace/Defense-Equipment	0.4
Gas-Distribution	0.4
Photo Equipment & Supplies	0.4
Paper & Related Products	0.4
Telecom Services	0.3

Industrial Gases	0.3%
Chemicals-Specialty	0.3
Textile-Apparel	0.3
Commercial Services	0.3
Publishing-Periodicals	0.3
Cable/Satellite TV	0.3
Food-Catering	0.3
Metal Processors & Fabrication	0.3
Auto-Heavy Duty Trucks	0.3
Transport-Marine	0.2
Dialysis Centers	0.2
Industrial Automated/Robotic	0.2
Electronic Measurement Instruments	0.2
Oil Refining & Marketing	0.2
Hotels/Motels	0.2
Investment Management/Advisor Services	0.2
Retail-Misc./Diversified	0.2
Investment Companies	0.2
Agricultural Chemicals	0.2
Audio/Video Products	0.2
Diversified Operations/Commercial Services	0.2
Computers-Integrated Systems	0.2
Retail-Major Department Stores	0.2
Multimedia	0.2
Machinery-Construction & Mining	0.2
Medical Instruments	0.2
Electronics-Military	0.2
Apparel Manufacturers	0.2
Athletic Footwear	0.2
Commercial Services-Finance	0.2
Building Products-Air & Heating	0.2
Optical Supplies	0.2
Web Portals/ISP	0.1
Toys	0.1
Medical-Biomedical/Gene	0.1
Bicycle Manufacturing	0.1
Television	0.1
Diversified Financial Services	0.1
Publishing-Books	0.1
Oil-Field Services	0.1
Security Services	0.1
Finance-Leasing Companies	0.1
Finance-Other Services	0.1
Resorts/Theme Parks	0.1
Advertising Services	0.1
Applications Software	0.1
Printing-Commercial	0.1
Office Automation & Equipment	0.1
Cruise Lines	0.1
Retail-Discount	0.1
Computers-Memory Devices	0.1
Transactional Software	0.1
Textile-Products	0.1
Machinery-Pumps	0.1
Containers-Paper/Plastic	0.1
Non-Ferrous Metals	0.1
Building Products-Doors & Windows	0.1
Retail-Convenience Store	0.1
Transport-Truck	0.1
Containers-Metal/Glass	0.1
Retail-Building Products	0.1

98.3%

*	Calculated as a percentage of net assets

227

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (unaudited) — (continued)

Country Allocation*

Japan	21.7%
United Kingdom	19.5
Germany	10.2
Switzerland	9.9
United States	8.4
France	8.0
Australia	4.4
Netherlands	3.6
Sweden	2.6
Spain	1.8
Denmark	1.5
Finland	1.0
Italy	0.9
Belgium	0.8
Jersey	0.7
Hong Kong	0.7
Austria	0.7
Poland	0.5
Norway	0.4
Ireland	0.4
Singapore	0.3
Portugal	0.2
Luxembourg	0.1

98.3%

*	Calculated as a percentage of net assets

228

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 89.4%
Australia — 4.4%
AGL Energy, Ltd.(1)	7,014	$93,024
ALS, Ltd.(1)	4,319	29,916
Amcor, Ltd.(1)	16,912	158,533
AMP, Ltd.(1)	38,454	142,961
APA Group(1)	9,301	48,704
Asciano, Ltd.(1)	11,518	56,656
Aurizon Holdings, Ltd.(1)	20,040	86,293
Australia & New Zealand Banking Group, Ltd.(1)	34,869	915,639
BHP Billiton, Ltd.(1)	57,397	1,835,728
Boral, Ltd.(1)	149	619
Brambles, Ltd.(1)	18,664	146,468
Coca-Cola Amatil, Ltd.(1)	9,933	101,626
Cochlear, Ltd.(1)	671	33,581
Commonwealth Bank of Australia(1)	18,440	1,198,017
Crown Resorts, Ltd.(1)	4,806	69,841
CSL, Ltd.(1)	6,046	371,784
Echo Entertainment Group, Ltd.(1)	8,637	17,774
Fortescue Metals Group, Ltd.(1)	16,698	77,772
Goodman Group(1)	22,620	91,790
Harvey Norman Holdings, Ltd.(1)	6,938	18,127
Iluka Resources, Ltd.(1)	6,149	47,030
Incitec Pivot, Ltd.(1)	22,247	55,439
Insurance Australia Group, Ltd.(1)	26,853	128,521
Leighton Holdings, Ltd.(1)	1,765	25,413
Lend Lease Group(1)	985	9,078
Macquarie Group, Ltd.(1)	3,502	165,797
National Australia Bank, Ltd.(1)	26,582	773,589
Orica, Ltd.(1)	4,933	101,148
Origin Energy, Ltd.(1)	13,113	159,640
QBE Insurance Group, Ltd.(1)	12,199	122,203
Rio Tinto, Ltd.(1)	7,733	442,711
Santos, Ltd.(1)	11,570	135,090
Sonic Healthcare, Ltd.(1)	5,344	77,221
Stockland(1)	69,262	218,128
Suncorp Group, Ltd.(1)	14,939	159,257
Sydney Airport(1)	3,711	12,797
Tabcorp Holdings, Ltd.(1)	8,823	26,514
Tatts Group, Ltd.(1)	16,952	44,362
Telstra Corp., Ltd.(1)	48,023	215,445
Toll Holdings, Ltd.(1)	8,061	39,269
Transurban Group(1)	15,616	94,278
Wesfarmers, Ltd.(1)	15,649	575,247
Westfield Group(1)	30,826	274,240
Westfield Retail Trust(1)	51,794	136,557
Westpac Banking Corp.(1)	33,489	904,853
Woodside Petroleum, Ltd.(1)	7,526	245,387
Woolworths, Ltd.(1)	19,154	569,290
WorleyParsons, Ltd.(1)	2,638	37,859

		11,291,216

Austria — 0.7%
Erste Group Bank AG(1)	14,916	541,848
OMV AG(1)	5,859	253,481
Raiffeisen Bank International AG(1)	10,432	400,602
Telekom Austria AG(1)	19,974	173,461
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	3,147	148,345
Voestalpine AG(1)	5,229	234,276

		1,752,013

Security Description	Shares	Value (Note 2)

Belgium — 0.8%
Ageas(1)	1,120	$48,104
Anheuser-Busch InBev NV(BSE)(1)	9,867	946,327
Anheuser-Busch InBev NV(VVPR)†(2)	10,360	0
Belgacom SA(1)	2,971	84,911
Groupe Bruxelles Lambert SA(1)	3,078	278,031
KBC Groep NV(1)	2,147	126,746
Solvay SA(1)	1,106	154,530
Telenet Group Holding NV(1)	1,100	65,276
UCB SA(1)	2,497	176,639
Umicore SA(1)	2,656	113,655

		1,994,219

Bermuda — 0.0%
Cheung Kong Infrastructure Holdings, Ltd.(1)	2,000	11,768
First Pacific Co., Ltd.(1)	10,000	9,985
Li & Fung, Ltd.(1)	20,000	27,642
Noble Group, Ltd.(1)	13,686	10,197

		59,592

Cayman Islands — 0.0%
MGM China Holdings, Ltd.(1)	3,200	12,653
Sands China, Ltd.(1)	8,000	61,880
Wynn Macau, Ltd.(1)	5,200	22,210

		96,743

Denmark — 1.5%
AP Moeller - Maersk A/S, Series A(1)	21	224,174
AP Moeller - Maersk A/S, Series B(1)	39	434,272
Carlsberg A/S, Class B(1)	1,792	174,631
Coloplast A/S, Class B(1)	2,760	207,219
Danske Bank A/S†(1)	14,724	332,546
DSV A/S(1)	4,240	136,061
Novo Nordisk A/S(1)	46,055	1,825,346
Novozymes A/S, Class B(1)	5,803	250,146
TDC A/S(1)	17,653	165,956

		3,750,351

Finland — 1.0%
Elisa Oyj(1)	2,903	74,475
Fortum Oyj(1)	5,705	122,578
Kone Oyj, Class B(1)	9,246	376,106
Metso Oyj(1)	7,128	223,167
Neste Oil Oyj(1)	4,114	73,375
Nokia Oyj†(1)	61,224	424,190
Sampo, Class A(1)	10,059	466,685
Stora Enso OYJ, Class R(1)	12,969	121,177
UPM-Kymmene Oyj(1)	14,181	217,277
Valmet Corp.†	7,128	60,133
Wartsila Oyj Abp(1)	5,667	307,502

		2,466,665

France — 8.0%
Accor SA(1)	1,748	83,314
Air Liquide SA(1)	2,349	294,691
Alstom SA(1)	5,665	160,625
AtoS(1)	4,683	409,159
AXA SA(1)	53,653	1,408,155
BNP Paribas SA(1)	28,244	2,180,583
Bouygues SA(1)	7,361	280,808
Cap Gemini SA(1)	7,395	503,583
Carrefour SA(1)	5,241	180,118
Casino Guichard Perrachon SA(1)	201	20,699

229

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
CGG SA†(1)	2,928	$43,548
Christian Dior SA(1)	1,173	214,425
Cie de St-Gobain(1)	11,448	600,631
Cie Generale des Etablissements Michelin(1)	4,414	465,047
CNP Assurances(1)	2,560	50,133
Credit Agricole SA†(1)	14,023	188,564
Danone SA(1)	7,306	482,197
Dassault Systemes SA(1)	356	42,159
Edenred(1)	2,492	69,585
Electricite de France(1)	452	15,351
Essilor International SA(1)	1,708	171,498
Eurazeo SA(1)	413	29,543
Fonciere Des Regions(1)	196	16,067
GDF Suez(1)	2,835	62,501
Gecina SA(1)	184	22,450
ICADE(1)	167	14,638
Imerys SA(1)	258	20,977
Kering(1)	1,128	224,961
Klepierre(1)	731	31,720
L’Oreal SA(1)	420	68,963
Lafarge SA(1)	6,164	442,340
Lagardere SCA(1)	1,554	54,880
Legrand SA(1)	6,443	341,617
LVMH Moet Hennessy Louis Vuitton SA(1)	4,665	829,963
Natixis(1)	16,126	94,847
Orange SA(1)	33,734	416,372
Pernod Ricard SA(1)	652	69,942
Publicis Groupe SA(1)	3,122	276,687
Remy Cointreau SA(1)	314	23,417
Renault SA(1)	9,435	821,247
Safran SA(1)	6,375	453,475
Sanofi(1)	25,174	2,464,196
Schneider Electric SA(1)	13,792	1,112,081
SCOR SE(1)	2,211	71,734
Societe BIC SA(1)	351	40,414
Societe Generale SA(1)	25,789	1,458,253
Sodexo(1)	899	88,500
Technip SA(1)	1,874	159,615
Total SA(1)	20,428	1,166,517
Unibail-Rodamco SE	1,348	324,885
Veolia Environnement SA(1)	1,234	19,373
Vinci SA(1)	17,599	1,149,775
Vivendi SA(1)	8,055	216,047

		20,452,870

Germany — 9.7%
Adidas AG(1)	4,019	449,012
Allianz SE(1)	13,298	2,218,624
Axel Springer SE(1)	700	44,798
BASF SE(1)	20,655	2,210,152
Bayer AG(1)	17,119	2,253,850
Bayerische Motoren Werke AG(1)	8,984	978,191
Beiersdorf AG(1)	2,288	226,363
Brenntag AG(1)	1,189	204,918
Celesio AG(1)	3,481	115,016
Commerzbank AG†(1)	41,069	697,974
Continental AG(1)	702	151,152
Daimler AG(1)	19,662	1,646,042
Deutsche Bank AG(1)	26,817	1,297,062

Security Description	Shares	Value (Note 2)

Germany (continued)
Deutsche Boerse AG(1)	2,894	$222,549
Deutsche Lufthansa AG†(1)	18,852	448,622
Deutsche Post AG(1)	27,212	941,195
Deutsche Telekom AG(1)	83,403	1,346,604
E.ON SE(1)	23,665	429,926
Fraport AG Frankfurt Airport Services Worldwide(1)	655	48,411
Fresenius Medical Care AG & Co. KGaA(1)	7,979	561,235
Fresenius SE & Co. KGaA(1)	505	78,742
GEA Group AG(1)	5,009	234,888
Hannover Rueck SE(1)	788	62,492
Infineon Technologies AG(1)	4,959	51,127
LANXESS AG(1)	1,088	71,378
Linde AG(1)	2,977	563,742
Merck KGaA(1)	1,618	250,860
Metro AG(1)	12,474	514,295
Muenchener Rueckversicherungs AG(1)	6,100	1,259,271
OSRAM Licht AG†(1)	1,625	94,960
ProSiebenSat.1 Media AG(1)	7,683	344,329
RWE AG(1)	4,035	149,329
SAP AG(1)	21,069	1,610,896
Siemens AG(1)	17,771	2,251,961
Telefonica Deutschland Holding AG(1)	6,710	53,445
ThyssenKrupp AG†(1)	6,445	165,723
United Internet AG(1)	2,034	88,873
Volkswagen AG(1)	2,270	551,614

		24,889,621

Hong Kong — 0.7%
AIA Group, Ltd.(1)	40,400	186,836
Bank of East Asia, Ltd.(1)	4,800	18,213
BOC Hong Kong Holdings, Ltd.(1)	13,000	39,360
Cheung Kong Holdings, Ltd.(1)	16,000	237,659
China Merchants Holdings International Co., Ltd.(1)	29	99
CLP Holdings, Ltd.(1)	7,000	53,399
Galaxy Entertainment Group, Ltd.†(1)	7,000	68,014
Hang Lung Properties, Ltd.(1)	26,000	71,892
Hang Seng Bank, Ltd.(1)	2,900	45,642
Henderson Land Development Co., Ltd.(1)	13,000	69,611
Hong Kong & China Gas Co., Ltd.(1)	21,000	42,949
Hong Kong Exchanges and Clearing, Ltd.(1)	3,900	60,802
Hutchison Whampoa, Ltd.(1)	8,000	98,356
Hysan Development Co., Ltd.(1)	8,000	31,657
Link REIT(1)	25,500	114,722
MTR Corp., Ltd.(1)	6,500	22,802
New World Development Co., Ltd.(1)	45,713	57,020
Power Assets Holdings, Ltd.(1)	5,500	41,519
Sino Land Co., Ltd.(1)	35,521	47,355
SJM Holdings, Ltd.(1)	7,000	21,857
Sun Hung Kai Properties, Ltd.(1)	18,434	225,755
Swire Pacific, Ltd., Class A(1)	8,000	85,661
Swire Properties, Ltd.(1)	14,200	36,828
Wharf Holdings, Ltd.(1)	17,000	116,152
Wheelock & Co., Ltd.(1)	11,000	44,679

		1,838,839

230

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Ireland — 0.4%
Bank of Ireland†(1)	894,650	$355,051
CRH PLC(1)	18,870	484,077
Kerry Group PLC, Class A (ISE)(1)	2,144	144,243
Ryanair Holdings PLC ADR	1,100	51,975

		1,035,346

Isle of Man — 0.0%
Genting Singapore PLC(1)	37,000	40,030

Italy — 0.9%
Assicurazioni Generali SpA(1)	25,386	548,940
Fiat SpA†(1)	18,050	179,891
Intesa Sanpaolo SpA(1)	274,084	741,109
Luxottica Group SpA(1)	3,307	175,844
UniCredit SpA(1)	92,506	693,955
Unione di Banche Italiane SCPA(1)	8,438	61,465

		2,401,204

Japan — 21.7%
Aeon Co., Ltd.(1)	13,800	171,512
Aeon Mall Co., Ltd.(1)	3,100	91,073
Ajinomoto Co., Inc.(1)	17,000	238,561
Asahi Glass Co., Ltd.(1)	27,200	153,537
Asahi Group Holdings, Ltd.(1)	9,400	254,778
Asahi Kasei Corp.(1)	29,000	220,365
Astellas Pharma, Inc.(1)	11,500	707,234
Bank of Kyoto, Ltd.(1)	11,000	87,169
Bank of Yokohama, Ltd.(1)	48,000	240,487
Benesse Holdings, Inc.(1)	2,400	94,714
Bridgestone Corp.(1)	20,100	723,571
Canon, Inc.(1)	7,700	225,374
Central Japan Railway Co.(1)	4,366	474,438
Chiba Bank, Ltd.(1)	23,000	144,668
Chubu Electric Power Co., Inc.(1)	8,400	99,761
Chugai Pharmaceutical Co., Ltd.(1)	5,900	133,598
Credit Saison Co., Ltd.(1)	4,200	102,592
Dai Nippon Printing Co., Ltd.(1)	15,400	152,440
Daido Steel Co., Ltd.(1)	3,000	14,875
Daiichi Sankyo Co., Ltd.(1)	16,700	276,415
Daikin Industries, Ltd.(1)	7,500	429,400
Daito Trust Construction Co., Ltd.(1)	2,400	226,523
Daiwa House Industry Co., Ltd.(1)	15,400	289,971
Daiwa Securities Group, Inc.(1)	58,000	540,334
Denso Corp.(1)	17,109	884,286
East Japan Railway Co.(1)	10,000	746,225
Eisai Co., Ltd.(1)	4,800	183,663
FANUC Corp.(1)	3,900	628,916
Fast Retailing Co., Ltd.(1)	2,300	837,771
FUJIFILM Holdings Corp.(1)	15,700	455,930
Fujitsu, Ltd.†(1)	57,400	321,026
Fukuoka Financial Group, Inc.(1)	26,000	108,264
Hankyu Hanshin Holdings, Inc.(1)	23,000	116,624
Hirose Electric Co., Ltd.(1)	800	112,288
Hisamitsu Pharmaceutical Co., Inc.(1)	1,600	72,616
Hitachi Metals, Ltd.(1)	2,000	31,153
Hitachi, Ltd.(1)	105,800	804,448
Honda Motor Co., Ltd.(1)	40,104	1,506,841
Hoya Corp.(1)	11,200	309,482
IHI Corp.(1)	36,000	163,317
Inpex Corp.(1)	6,400	75,297
ITOCHU Corp.(1)	40,500	492,300
Japan Real Estate Investment Corp.(1)	30	153,889
Japan Retail Fund Investment Corp.(1)	52	104,048

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Tobacco, Inc.(1)	22,300	$688,771
JFE Holdings, Inc.(1)	14,300	296,329
JGC Corp.(1)	6,000	226,275
Joyo Bank, Ltd.(1)	29,000	136,465
JSR Corp.(1)	3,900	69,329
JX Holdings, Inc.(1)	72,100	346,344
Kajima Corp.(1)	47,800	176,774
Kansai Electric Power Co., Inc.†(1)	14,000	151,893
Kao Corp.(1)	12,600	399,156
Kawasaki Heavy Industries, Ltd.(1)	30,000	130,396
Keikyu Corp.(1)	12,000	93,586
Keio Corp.(1)	6,000	38,440
Keyence Corp.(1)	1,490	613,947
Kintetsu Corp.(1)	45,500	156,853
Kirin Holdings Co., Ltd.(1)	20,000	271,233
Kobe Steel, Ltd.†(1)	76,000	125,808
Komatsu, Ltd.(1)	22,500	465,126
Konami Corp.(1)	4,600	109,045
Konica Minolta, Inc.(1)	16,000	168,008
Kubota Corp.(1)	31,000	476,179
Kuraray Co., Ltd.(1)	6,900	77,480
Kurita Water Industries, Ltd.(1)	2,000	42,489
Kyocera Corp.(1)	9,900	442,670
Kyushu Electric Power Co., Inc.†(1)	4,700	53,423
Lawson, Inc.(1)	2,100	152,292
LIXIL Group Corp.(1)	6,100	156,713
Marubeni Corp.(1)	42,200	293,986
Maruichi Steel Tube, Ltd.(1)	500	13,007
Mitsubishi Chemical Holdings Corp.(1)	32,400	138,376
Mitsubishi Corp.(1)	35,500	654,733
Mitsubishi Electric Corp.(1)	45,800	516,366
Mitsubishi Estate Co., Ltd.(1)	35,000	855,205
Mitsubishi Heavy Industries, Ltd.(1)	88,400	572,459
Mitsubishi Materials Corp.(1)	47,000	157,244
Mitsubishi Tanabe Pharma Corp.(1)	6,800	99,908
Mitsubishi UFJ Financial Group, Inc.(1)	112,311	674,463
Mitsui & Co., Ltd.(1)	42,600	569,481
Mitsui Fudosan Co., Ltd.(1)	24,000	756,062
Mitsui OSK Lines, Ltd.(1)	4,000	16,440
Mizuho Financial Group, Inc.(1)	593,300	1,250,570
MS&AD Insurance Group Holdings(1)	10,700	248,245
Murata Manufacturing Co., Ltd.(1)	6,400	592,661
Namco Bandai Holdings, Inc.(1)	3,800	85,410
NEC Corp.(1)	74,800	216,208
Nexon Co., Ltd.(1)	3,000	26,158
NGK Insulators, Ltd.(1)	10,400	175,841
NGK Spark Plug Co., Ltd.(1)	6,000	138,393
Nidec Corp.(1)	2,900	323,636
Nikon Corp.(1)	11,000	187,509
Nintendo Co., Ltd.(1)	2,800	332,457
Nippon Building Fund, Inc.(1)	30	169,869
Nippon Express Co., Ltd.(1)	26,400	124,033
Nippon Steel & Sumitomo Metal Corp.(1)	252,000	762,609
Nippon Telegraph & Telephone Corp.(1)	9,900	533,632
Nippon Yusen KK(1)	34,000	105,610
Nissan Motor Co., Ltd.(1)	59,700	509,186
Nitto Denko Corp.(1)	4,300	193,272
NKSJ Holdings, Inc.(1)	7,500	195,839
Nomura Holdings, Inc.(1)	86,000	599,829
Nomura Research Institute, Ltd.(1)	4,500	147,011

231

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
NSK, Ltd.(1)	16,000	$180,502
NTT Data Corp.(1)	4,900	172,930
NTT DOCOMO, Inc.(1)	13,500	217,026
Obayashi Corp.(1)	34,000	200,508
OJI Holdings Corp.(1)	27,800	131,183
Omron Corp.(1)	6,900	272,610
Ono Pharmaceutical Co., Ltd.(1)	2,100	183,504
Oriental Land Co., Ltd.(1)	1,900	289,186
ORIX Corp.(1)	19,930	303,118
Osaka Gas Co., Ltd.(1)	41,200	166,142
Otsuka Holdings Co., Ltd.(1)	6,200	188,959
Resona Holdings, Inc.(1)	18,100	95,345
Rohm Co., Ltd.(1)	4,800	239,172
Santen Pharmaceutical Co., Ltd.(1)	1,900	79,853
Secom Co., Ltd.(1)	4,200	236,245
Sekisui Chemical Co., Ltd.(1)	24,000	276,031
Sekisui House, Ltd.(1)	46,200	640,067
Seven & I Holdings Co., Ltd.(1)	16,000	634,061
Shimamura Co., Ltd.(1)	800	70,753
Shimano, Inc.(1)	4,100	364,112
Shimizu Corp.(1)	38,000	203,908
Shin-Etsu Chemical Co., Ltd.(1)	8,148	452,949
Shionogi & Co., Ltd.(1)	7,500	152,462
Shiseido Co., Ltd.(1)	9,000	142,837
Shizuoka Bank, Ltd.(1)	22,000	221,000
Showa Denko KK(1)	22,000	29,801
SMC Corp.(1)	1,400	348,549
SoftBank Corp.(1)	32,900	2,386,769
Sony Corp.(1)	32,747	516,800
Stanley Electric Co., Ltd.(1)	2,000	44,991
Sumitomo Chemical Co., Ltd.(1)	31,400	127,892
Sumitomo Corp.(1)	26,400	327,756
Sumitomo Electric Industries, Ltd.(1)	16,400	257,098
Sumitomo Heavy Industries, Ltd.(1)	14,000	64,898
Sumitomo Metal Mining Co., Ltd.(1)	20,400	265,002
Sumitomo Mitsui Financial Group, Inc.(1)	34,800	1,609,906
Sumitomo Mitsui Trust Holdings, Inc.(1)	173,518	839,293
Sumitomo Realty & Development Co., Ltd.(1)	12,000	527,314
T&D Holdings, Inc.(1)	13,600	165,533
Taiheiyo Cement Corp.(1)	18,000	66,884
Taisei Corp.(1)	44,000	192,528
Takeda Pharmaceutical Co., Ltd.(1)	16,300	759,948
TDK Corp.(1)	4,000	180,339
Teijin, Ltd.(1)	25,800	57,842
Terumo Corp.(1)	4,900	227,927
THK Co., Ltd.(1)	1,800	38,975
Tobu Railway Co., Ltd.(1)	23,200	107,806
Tohoku Electric Power Co., Inc.†(1)	8,400	90,522
Tokio Marine Holdings, Inc.(1)	22,171	643,662
Tokyo Electron, Ltd.(1)	7,300	372,998
Tokyo Gas Co., Ltd.(1)	42,400	212,283
Tokyu Corp.(1)	31,000	192,294
Tokyu Fudosan Holdings Corp.†(1)	17,000	147,355
TonenGeneral Sekiyu KK(1)	11,000	96,396
Toppan Printing Co., Ltd.(1)	12,200	88,958
Toray Industries, Inc.(1)	26,100	170,887
Toshiba Corp.(1)	89,000	369,697
Toyo Suisan Kaisha, Ltd.(1)	4,000	125,504
Toyota Industries Corp.(1)	2,950	134,350
Toyota Motor Corp.(1)	73,000	4,160,986

Security Description	Shares	Value (Note 2)

Japan (continued)
Trend Micro, Inc.†(1)	3,600	$110,684
Unicharm Corp.(1)	2,800	152,208
USS Co., Ltd.(1)	8,700	118,869
West Japan Railway Co.(1)	1,416	57,868
Yahoo Japan Corp.(1)	60,100	338,360
Yakult Honsha Co., Ltd.(1)	2,300	112,342
Yamada Denki Co., Ltd.(1)	33,200	114,614
Yamaha Motor Co., Ltd.(1)	1,500	19,773
Yamato Holdings Co., Ltd.(1)	7,000	146,828
Yamato Kogyo Co., Ltd.(1)	400	11,791

		55,750,049

Jersey — 0.7%
Experian PLC(1)	26,234	448,304
Glencore Xstrata PLC(1)	41,471	219,585
Petrofac, Ltd.(1)	2,912	55,188
Shire PLC(1)	98	4,898
WPP PLC(1)	56,077	1,175,229

		1,903,204

Luxembourg — 0.1%
ArcelorMittal(1)	17,481	289,794
Millicom International Cellular SA SDR(1)	349	33,902
SES SA FDR(1)	821	26,354
Subsea 7 SA(1)	1,133	19,484

		369,534

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	24,683	10,060

Netherlands — 3.6%
Aegon NV(1)	40,708	354,699
Akzo Nobel NV(1)	6,162	442,164
ASML Holding NV(1)	9,100	775,478
CNH Industrial NV†(1)	87,421	918,862
Corio NV(1)	1,352	57,467
European Aeronautic Defence and Space Co. NV(1)	10,495	743,857
Fugro NV CVA(1)	788	41,212
Gemalto NV(1)	1,053	118,362
Heineken NV(1)	3,347	204,065
ING Groep NV CVA†(1)	113,224	1,499,416
Koninklijke Ahold NV(1)	42,378	706,542
Koninklijke Boskalis Westminster NV(1)	3,646	174,915
Koninklijke DSM NV(1)	2,576	170,298
Koninklijke KPN NV†(1)	68,648	256,090
Koninklijke Philips NV(1)	23,820	828,742
Randstad Holding NV(1)	1,156	73,380
Reed Elsevier NV(1)	16,695	343,975
STMicroelectronics NV†(1)	6,546	53,619
TNT Express NV(1)	20,656	181,727
Unilever NV CVA(1)	20,360	759,606
Wolters Kluwer NV(1)	12,833	353,547
Ziggo NV(1)	5,598	243,187

		9,301,210

Norway — 0.4%
Aker Solutions ASA(1)	3,188	48,781
DNB ASA(1)	15,187	256,875
Norsk Hydro ASA(1)	12,940	58,680
Orkla ASA(1)	10,008	77,810
Statoil ASA(1)	12,138	288,121
Telenor ASA(1)	15,531	322,705

		1,052,972

232

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Poland — 0.5%
Bank Pekao SA(1)	2,935	$172,802
Bank Zachodni WBK SA(1)	660	82,666
Cyfrowy Polsat SA†(1)	2,959	18,509
Eurocash SA(1)	2,273	29,558
KGHM Polska Miedz SA(1)	3,194	110,863
mBank(1)	436	70,580
PGE SA(1)	18,133	95,059
Polski Koncern Naftowy Orlen SA(1)	7,795	96,112
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	42,651	62,725
Powszechna Kasa Oszczednosci Bank Polski SA(1)	19,743	255,859
Powszechny Zaklad Ubezpieczen SA(1)	1,308	171,380
Tauron Polska Energia SA(1)	32,699	44,448
Telekomunikacja Polska SA(1)	15,948	53,181

		1,263,742

Portugal — 0.2%
EDP - Energias de Portugal SA(1)	20,395	76,635
Galp Energia SGPS SA(1)	8,894	137,573
Jeronimo Martins SGPS SA(1)	15,327	261,948
Portugal Telecom SGPS SA(1)	20,622	90,770

		566,926

Singapore — 0.3%
Ascendas Real Estate Investment Trust(1)	8,000	13,307
CapitaLand, Ltd.(1)	13,000	27,947
CapitaMall Trust(1)	11,004	16,135
City Developments, Ltd.(1)	2,983	20,462
ComfortDelGro Corp., Ltd.(1)	8,481	12,794
DBS Group Holdings, Ltd.(1)	10,947	141,350
Jardine Cycle & Carriage, Ltd.(1)	1,025	27,927
Keppel Corp., Ltd.(1)	8,200	66,854
Oversea-Chinese Banking Corp., Ltd.(1)	20,901	151,716
SembCorp Industries, Ltd.(1)	6,370	26,210
SembCorp Marine, Ltd.(1)	4,800	15,275
Singapore Airlines, Ltd.(1)	1,810	13,618
Singapore Airlines, Ltd. 200(1)	2,000	14,942
Singapore Exchange, Ltd.(1)	3,008	16,152
Singapore Press Holdings, Ltd.(1)	13,952	43,626
Singapore Technologies Engineering, Ltd.(1)	7,000	20,795
Singapore Telecommunications, Ltd.(1)	40,560	111,318
United Overseas Bank, Ltd.(1)	9,059	142,041
Wilmar International, Ltd.(1)	6,000	14,674

		897,143

Spain — 1.8%
Abertis Infraestructuras SA(1)	4,417	98,654
ACS Actividades de Construccion y Servicios SA(1)	1,715	60,258
Amadeus IT Holding SA, Class A(1)	4,365	172,613
Banco Bilbao Vizcaya Argentaria SA(1)	60,844	726,898
Banco de Sabadell SA(1)	36,178	106,859
Banco Popular Espanol SA†(1)	13,382	91,957
Banco Santander SA(1)	121,535	1,049,162
Bankia SA†(1)	42,844	74,199
CaixaBank SA(1)	17,983	110,335
Distribuidora Internacional de Alimentacion SA(1)	7,014	57,680
Enagas SA(1)	822	22,483

Security Description	Shares	Value (Note 2)

Spain (continued)
Ferrovial SA(1)	4,628	$88,876
Gas Natural SDG SA(1)	1,507	37,264
Grifols SA(1)	2,190	113,489
Iberdrola SA(1)	20,443	126,007
Inditex SA(1)	2,503	373,377
International Consolidated Airlines Group SA†(1)	77,866	532,854
Mapfre SA(1)	8,832	36,443
Red Electrica Corp. SA(1)	466	32,596
Repsol SA(1)	9,815	229,805
Telefonica SA(1)	32,946	507,671
Zardoya Otis SA(1)	1,845	30,998

		4,680,478

Sweden — 2.6%
Assa Abloy AB, Class B(1)	8,289	413,068
Electrolux AB, Series B(1)	4,404	93,355
Elekta AB, Series B(1)	7,678	111,863
Getinge AB, Class B(1)	10,081	346,088
Hennes & Mauritz AB, Class B(1)	24,483	1,054,709
Investment AB Kinnevik, Class B(1)	1,497	58,694
Investor AB, Class B(1)	14,947	483,506
Lundin Petroleum AB†(1)	2,937	50,687
Nordea Bank AB(1)	62,568	835,342
Scania AB, Class B(1)	8,397	171,763
Securitas AB, Class B(1)	6,740	69,967
Skandinaviska Enskilda Banken AB, Class A(1)	7,751	99,828
Skanska AB, Class B(1)	11,811	232,357
Svenska Cellulosa AB SCA, Class B(1)	11,912	338,811
Svenska Handelsbanken AB, Class A(1)	14,776	700,596
Swedbank AB, Class A(1)	3,117	81,277
Swedish Match AB(1)	3,810	111,597
Tele2 AB, Series B(1)	6,747	74,299
Telefonaktiebolaget LM Ericsson, Class B(1)	51,684	634,496
TeliaSonera AB(1)	47,956	355,860
Volvo AB, Class B(1)	31,098	411,298

		6,729,461

Switzerland — 9.9%
ABB, Ltd.(1)	59,033	1,468,432
Baloise Holding AG(1)	1,342	160,355
Cie Financiere Richemont SA(1)	9,058	838,157
Credit Suisse Group AG(1)	42,964	1,294,460
Geberit AG(1)	1,249	361,624
Givaudan SA(1)	162	239,467
Holcim, Ltd.(1)	5,504	400,280
Julius Baer Group, Ltd.(1)	6,743	327,062
Lonza Group AG(1)	1,033	103,498
Nestle SA(1)	59,922	4,344,739
Novartis AG(1)	64,215	5,078,357
Pargesa Holding SA (BR)(1)	129	10,369
Roche Holding AG(1)	16,563	4,551,581
Schindler Holding AG(1)	1,510	218,802
Sonova Holding AG(1)	973	133,604
Swatch Group AG (BR)(1)	583	346,568
Swiss Life Holding AG(1)	632	136,173
Swiss Prime Site AG(1)	1,010	78,466
Swiss Re AG(1)	7,873	679,863
Swisscom AG(1)	531	291,801
Syngenta AG(1)	1,337	473,749
UBS AG(1)	126,475	2,504,171
Zurich Insurance Group AG(1)	4,551	1,319,540

		25,361,118

233

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 19.5%
3i Group PLC(1)	12,970	$79,579
Aberdeen Asset Management PLC(1)	28,208	180,826
Admiral Group PLC(1)	4,094	97,156
Aggreko PLC(1)	21,492	546,138
AMEC PLC(1)	3,713	62,813
Anglo American PLC(1)	22,516	530,999
Antofagasta PLC(1)	305	4,260
ARM Holdings PLC(1)	63,547	975,199
AstraZeneca PLC(1)	32,368	2,054,897
Aviva PLC(1)	139,591	1,020,152
BAE Systems PLC(1)	104,881	738,811
Barclays PLC(1)	422,444	1,888,473
BG Group PLC(1)	72,560	1,217,613
BHP Billiton PLC(1)	42,805	1,263,720
BP PLC(1)	300,943	2,358,250
British American Tobacco PLC(1)	28,736	1,375,911
British Land Co. PLC(1)	20,839	224,512
British Sky Broadcasting Group PLC(1)	51,418	739,762
BT Group PLC(1)	126,874	799,636
Bunzl PLC(1)	11,644	265,452
Burberry Group PLC(1)	9,995	237,584
Capita PLC(1)	5,512	89,000
Carnival PLC(1)	5,301	217,654
Centrica PLC(1)	24,740	126,532
Cobham PLC(1)	20,903	100,872
Compass Group PLC(1)	46,268	691,715
Croda International PLC(1)	2,760	109,262
Diageo PLC(1)	40,581	1,210,794
easyJet PLC(1)	9,013	243,307
GKN PLC(1)	33,372	215,963
GlaxoSmithKline PLC(1)	122,315	3,149,217
Hammerson PLC(1)	17,248	148,772
HSBC Holdings PLC(1)	184,439	1,897,548
ICAP PLC(1)	7,050	44,762
Imperial Tobacco Group PLC(1)	12,553	458,446
InterContinental Hotels Group PLC(1)	7,161	231,646
Intertek Group PLC(1)	4,190	194,875
Intu Properties PLC(1)	11,356	58,862
Investec PLC(1)	4,439	28,566
J Sainsbury PLC(1)	24,186	137,303
Johnson Matthey PLC(1)	3,844	204,021
Kingfisher PLC(1)	19,366	117,511
Land Securities Group PLC(1)	18,339	309,853
Legal & General Group PLC(1)	144,446	510,280
Lloyds Banking Group PLC†(1)	1,297,297	1,773,794
Marks & Spencer Group PLC(1)	32,659	252,516
Meggitt PLC(1)	20,145	170,535
National Grid PLC(1)	25,621	332,374
Next PLC(1)	3,973	409,022
Old Mutual PLC(1)	116,173	328,655
Pearson PLC(1)	22,538	411,526
Prudential PLC(1)	52,988	1,067,726
Reckitt Benckiser Group PLC(1)	15,804	1,183,900
Reed Elsevier PLC(1)	28,161	410,347
Rexam PLC(1)	15,147	122,645
Rio Tinto PLC(1)	25,357	1,350,524
Rolls-Royce Holdings PLC(1)	42,664	831,556
Royal Dutch Shell PLC, Class A(1)	83,850	2,896,216
Royal Dutch Shell PLC, Class B(1)	56,545	2,064,443
RSA Insurance Group PLC(1)	84,660	134,953
SABMiller PLC(1)	12,984	584,479
Sage Group PLC(1)	36,618	245,487
Schroders PLC(1)	2,310	93,544
Segro PLC(1)	17,192	95,165

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom(continued)
Severn Trent PLC(1)	3,557	$100,960
Smith & Nephew PLC(1)	64,610	929,805
Smiths Group PLC(1)	7,735	182,597
SSE PLC(1)	10,925	234,543
Standard Chartered PLC(1)	24,259	494,138
Standard Life PLC(1)	45,974	275,904
Tesco PLC(1)	134,702	708,893
TUI Travel PLC(1)	13,700	95,720
Tullow Oil PLC(1)	402	5,218
Unilever PLC(1)	16,328	627,744
United Utilities Group PLC(1)	1,957	23,052
Vodafone Group PLC(1)	991,068	3,682,885
Weir Group PLC(1)	4,730	162,656
Whitbread PLC(1)	4,409	271,556
WM Morrison Supermarkets PLC(1)	278	1,095
Wolseley PLC(1)	5,995	323,040

		50,037,717

Total Common Stocks (cost $195,764,780)		229,992,323

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA(1)	3,642	394,673
Porsche Automobil Holding SE(1)	3,590	351,288
Volkswagen AG(1)	2,551	646,512

Total Preferred Securities (cost $932,843)		1,392,473

RIGHTS — 0.0%
Austria
Raiffeisen Bank Expires 02/07/2014 (Strike Price $28.50)	10,432	0
Spain
ACS Actividades de Construccion y Servicios SA† Expire 02/19/2014 (Strike Price $0)	1,715	976
Banco Popular Espanol SA† Expires 02/20/2014 (Strike Price $0)	13,382	740

Total Rights (cost $1,770)		1,716

Total Long-Term Investment Securities (cost $196,699,393)		231,386,512

REPURCHASE AGREEMENT — 8.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 01/31/14, to be repurchased 02/03/14 in the amount of $21,484,000 and collateralized by $24,170,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $21,914,939 (cost $21,484,000)	$21,484,000	21,484,000

TOTAL INVESTMENTS — (cost $218,183,393) (3)	98.3%	252,870,512
Other assets less liabilities	1.7	4,283,279

NET ASSETS —	100.0%	257,153,791

234

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $230,947,803 representing 89.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

BSE — Brussells Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

ISE — Irish Stock Exchange

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts#
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2014	Unrealized Appreciation (Depreciation)
31	Long	CAC40 10 EURO Index	February 2014	$1,801,789	$1,744,740	$(57,049)
2	Long	DAX Index	March 2014	647,068	629,361	(17,707)
112	Long	Euro Stoxx 50 Index	March 2014	4,593,563	4,565,645	(27,918)
40	Long	IBEX 35 Index	February 2014	5,548,453	5,369,723	(178,730)
21	Long	Hang Seng Index	February 2014	2,977,646	2,955,969	(21,677)
59	Long	FTSE/MIB Index	March 2014	7,277,064	7,722,061	444,997
12	Long	SPI 200 Index	March 2014	1,319,563	1,350,506	30,943

						$172,859

#	Foreign equity futures contracts valued using fair value procedures at January 31, 2014. The aggregate appreciation (depreciation) of these futures contracts was $172,859 representing 0.1% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	AUD	1,373,766	USD	1,232,955	2/20/2014	$32,000	$—

Commonwealth Bank of Australia Sydney	USD	5,864,024	AUD	6,533,389	2/20/2014	—	(152,492)

JPMorgan Chase Bank N.A	USD	760,845	EUR	557,256	2/20/2014	—	(9,271)

Northern Trust Company	USD	2,540,321	GBP	1,532,853	2/20/2014	—	(20,763)
	USD	1,479,787	JPY	154,282,558	2/20/2014	30,380	—

						30,380	(20,763)

UBS AG	JPY	698,213,049	USD	6,740,491	2/20/2014	—	(93,841)

Net Unrealized Appreciation (Depreciation)						$62,380	$(276,367)

AUD	— Australian Dollar	JPY	— Japanese Yen
EUR	— Euro Dollar	USD	— United States Dollars
GBP	— British Pound

235

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Belgium	$—	$1,994,219	$0	$1,994,219
Finland	60,133	2,406,532	—	2,466,665
France	324,885	20,127,985	—	20,452,870
Germany	—	24,889,621	—	24,889,621
Ireland	51,975	983,371	—	1,035,346
Japan	—	55,750,049	—	55,750,049
Switzerland	—	25,361,118	—	25,361,118
United Kingdom	—	50,037,717	—	50,037,717
Other Countries*	—	48,004,718	—	48,004,718
Preferred Securities	—	1,392,473	—	1,392,473
Rights:
Austria	—	0	—	0
Spain	1,716	—	—	1,716
Repurchase Agreement	—	21,484,000	—	21,484,000
Other Financial Instruments:@
Open Futures Contracts -Appreciation	—	475,940	—	475,940
Open Forward Foreign Currency Contracts -Appreciation	—	62,380	—	62,380

Total	$438,709	$252,970,123	$0	$253,408,832

Liabilities:
Other Financial Instruments:@
Open Futures Contracts -Depreciation	—	303,081	—	303,081
Open Forward Foreign Currency Contracts -Depreciation	—	276,367	—	276,367

Total	$—	$579,448	$—	$579,448

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $216,936,556 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

236

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2014

Industry Allocation*

Banks-Commercial	14.8%
Cellular Telecom	6.8
Auto-Cars/Light Trucks	6.5
Electronic Components-Semiconductors	6.4
Oil Companies-Integrated	5.9
Semiconductor Components-Integrated Circuits	5.3
Oil Companies-Exploration & Production	3.8
Chemicals-Diversified	3.3
Diversified Financial Services	2.3
Metal-Iron	2.1
Computer Services	1.9
Telecom Services	1.8
Insurance-Multi-line	1.7
Brewery	1.7
Internet Content-Entertainment	1.6
Finance-Mortgage Loan/Banker	1.5
Casino Hotels	1.4
Computers	1.4
Rubber-Tires	1.4
Food-Retail	1.3
Oil Refining & Marketing	1.3
Tobacco	1.3
Time Deposits	1.2
Metal Processors & Fabrication	1.2
Insurance-Property/Casualty	1.1
Electronic Components-Misc.	1.0
Computers-Periphery Equipment	1.0
Telephone-Integrated	1.0
Aerospace/Defense	1.0
Oil-Field Services	1.0
Real Estate Operations & Development	1.0
Diversified Operations	0.9
Auto/Truck Parts & Equipment-Original	0.8
Applications Software	0.8
Metal-Diversified	0.8
Food-Misc./Diversified	0.7
Retail-Misc./Diversified	0.7
Public Thoroughfares	0.6
Airlines	0.5
Athletic Footwear	0.5
Web Portals/ISP	0.5
Investment Management/Advisor Services	0.4
Food-Flour & Grain	0.4
Research & Development	0.4
Petrochemicals	0.4
Circuit Boards	0.4
Audio/Video Products	0.4
Wireless Equipment	0.4
Appliances	0.4
Steel-Producers	0.4
Schools	0.4
Television	0.3
Food-Meat Products	0.3
Medical-Drugs	0.3
Building-Residential/Commercial	0.3
Engines-Internal Combustion	0.3
Metal Products-Distribution	0.3
Agricultural Chemicals	0.2
Airport Development/Maintenance	0.2
Finance-Commercial	0.2
Retail-Apparel/Shoe	0.2

Banks-Super Regional	0.2%
Building & Construction-Misc.	0.2
Security Services	0.2
Building-Heavy Construction	0.2
Gold Mining	0.2
Footwear & Related Apparel	0.1
Building Products-Cement	0.1
Coal	0.1

99.7%

Country Allocation*

South Korea	17.0%
China	13.5
Brazil	13.0
Taiwan	12.3
India	7.8
Russia	7.3
Hong Kong	6.1
South Africa	5.0
Cayman Islands	4.7
Turkey	2.4
Poland	2.1
Mexico	1.8
United States	1.5
Thailand	1.2
Bermuda	1.1
Indonesia	0.8
Ireland	0.6
United Kingdom	0.4
Qatar	0.4
United Arab Emirates	0.4
Hungary	0.3

99.7%

*	Calculated as a percentage of net assets

237

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.1%
Bermuda — 1.1%
Shenzhen International Holdings, Ltd.†(1)	7,842,500	$1,000,457
Skyworth Digital Holdings, Ltd.(1)	2,392,000	1,303,227
VimpelCom, Ltd. ADR	142,550	1,381,310

		3,684,994

Brazil — 8.6%
AMBEV SA ADR	867,460	5,673,189
Arteris SA	133,080	915,416
Banco do Brasil SA†	342,220	2,962,385
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	80,830	3,093,364
Embraer SA†	427,110	3,254,761
Even Construtora e Incorporadora SA	352,760	1,046,623
Ez Tec Empreendimentos e Participacoes SA	85,650	957,917
Grendene SA†	71,360	473,121
JBS SA†	304,840	1,067,398
Kroton Educacional SA†	76,120	1,163,288
M. Dias Branco SA	43,150	1,475,316
Porto Seguro SA†	102,620	1,197,039
Telefonica Brasil SA ADR	175,570	3,335,830
Tim Participacoes SA	351,340	1,840,231

		28,455,878

Cayman Islands — 4.7%
ANTA Sports Products, Ltd.(1)	492,000	716,403
Anxin-China Holdings, Ltd.(1)	2,456,000	623,706
Baidu, Inc. ADR†	9,560	1,496,140
China Shanshui Cement Group, Ltd.(1)	1,148,000	382,185
Dongyue Group, Ltd.(1)	2,130,000	755,017
Geely Automobile Holdings, Ltd.(1)	5,515,000	2,241,242
Giant Interactive Group, Inc. ADR	144,100	1,586,541
NetEase, Inc. ADR†	41,960	3,145,741
Perfect World Co., Ltd. ADR	29,790	576,437
TPK Holding Co., Ltd.(1)	194,000	1,227,184
Truly International Holdings, Ltd.(1)	1,424,000	780,369
WuXi PharmaTech Cayman, Inc. ADR†	41,970	1,464,753
Zhen Ding Technology Holding, Ltd.(1)	275,000	681,904

		15,677,622

China — 13.5%
Bank of China, Ltd., Class H(1)	15,056,000	6,316,180
China Construction Bank Corp.(1)	11,026,000	7,577,209
China Merchants Bank Co., Ltd.(1)	1,508,930	2,628,413
China Oilfield Services, Ltd., Class H(1)	1,240,000	3,249,793
China Petroleum & Chemical Corp., Class H(1)	6,632,600	5,211,225
China Telecom Corp., Ltd.(1)	8,578,000	3,929,008
Great Wall Motor Co., Ltd., Class H(1)	619,500	2,916,609
Guangzhou R&F Properties Co., Ltd.(1)	998,800	1,320,737
Industrial & Commercial Bank of China, Ltd.(1)	11,747,000	7,215,366
Ping An Insurance Group Co. of China, Ltd.(1)	569,500	4,538,940

		44,903,480

Hong Kong — 6.1%
China Mobile, Ltd.(1)	888,500	8,482,099
CNOOC, Ltd.(1)	3,371,000	5,212,239
Lenovo Group, Ltd.(1)	2,540,000	3,273,174

Security Description	Shares	Value (Note 2)

Hong Kong(continued)
Shougang Fushan Resources Group, Ltd.(1)	774,000	$210,884
SJM Holdings, Ltd.(1)	1,010,000	3,153,685

		20,332,081

Hungary — 0.3%
Richter Gedeon(1)	52,410	1,061,349

India — 7.8%
Cairn India, Ltd.(1)	204,190	1,054,151
Canara Bank†(1)	146,050	518,110
HCL Technologies, Ltd.†(1)	114,950	2,665,116
Housing Development Finance Corp.(1)	402,900	5,119,778
Infosys, Ltd. ADR	105,930	6,205,379
Oil & Natural Gas Corp., Ltd.(1)	801,550	3,485,140
Oil India, Ltd.(1)	102,890	778,895
Punjab National Bank, Ltd.†(1)	83,500	723,542
Rural Electrification Corp., Ltd.(1)	254,990	730,548
Tata Motors, Ltd. ADR	139,680	3,890,088
United Phosphorus, Ltd.(1)	273,170	817,354

		25,988,101

Indonesia — 0.8%
Alam Sutera Realty Tbk PT(1)	14,701,000	616,659
Bank Rakyat Indonesia Persero Tbk PT(1)	2,844,500	1,945,607

		2,562,266

Ireland — 0.6%
Dragon Oil PLC(1)	188,350	1,827,438

Mexico — 1.8%
Compartamos SAB de CV	1,047,060	1,890,721
Grupo Financiero Banorte SAB de CV, Class O	664,430	4,194,046

		6,084,767

Poland — 2.1%
KGHM Polska Miedz SA(1)	71,360	2,476,886
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	544,580	800,891
Powszechny Zaklad Ubezpieczen SA(1)	28,180	3,692,267

		6,970,044

Qatar — 0.4%
Industries Qatar QSC(1)	29,140	1,437,957

Russia — 7.3%
Aeroflot—Russian Airlines OJSC	276,700	653,003
Lukoil OAO ADR (LSE)(1)	79,700	4,527,279
Lukoil OAO ADR (OTC)	23,420	1,334,940
Magnit OJSC†	5,766	1,376,331
Mobile Telesystems OJSC†	21,860	178,926
Mobile Telesystems OJSC ADR	196,980	3,397,905
Rosneft OAO GDR	536,360	3,679,430
Sberbank of Russia ADR	542,080	5,865,306
Tatneft OAO ADR	97,090	3,213,679

		24,226,799

South Africa — 5.0%
AVI, Ltd.(1)	165,270	764,366
Clicks Group, Ltd.†(1)	172,080	879,915
Imperial Holdings, Ltd.†(1)	148,230	2,468,716
MTN Group, Ltd.(1)	362,290	6,457,936
Sasol, Ltd.(1)	127,990	6,151,640

		16,722,573

238

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea — 17.0%
Grand Korea Leisure Co., Ltd.(1)	45,340	$1,738,196
GS Home Shopping, Inc.†(1)	5,230	1,343,884
Halla Visteon Climate Control Corp.†(1)	48,480	1,772,363
Hankook Tire Co., Ltd.†(1)	62,070	3,558,950
Hyosung Corp.†(1)	14,640	909,898
Hyundai Motor Co.(1)	29,790	6,513,568
Kia Motors Corp.(1)	83,210	4,166,097
KT&G Corp.(1)	60,180	4,249,337
Mando Corp.(1)	8,530	960,896
Partron Co., Ltd.(1)	43,770	550,000
Samsung Electronics Co., Ltd.(1)	14,270	16,886,230
SK Holdings Co., Ltd.(1)	20,010	3,345,627
SK Hynix, Inc.†(1)	128,110	4,487,358
SK Telecom Co., Ltd.†(1)	12,140	2,451,065
Woori Finance Holdings Co., Ltd.†(1)	301,110	3,460,332

		56,393,801

Taiwan — 12.3%
Advanced Semiconductor Engineering, Inc.(1)	3,609,000	3,329,660
Catcher Technology Co., Ltd.†(1)	581,000	3,823,799
Chicony Electronics Co., Ltd.†(1)	689,250	1,758,091
Chipbond Technology Corp.†(1)	742,000	1,151,587
Compeq Manufacturing Co., Ltd.(1)	1,231,000	685,622
Fubon Financial Holding Co., Ltd.†(1)	3,133,000	4,415,686
Grand Pacific Petrochemical(1)	922,000	667,284
Huaku Development Co., Ltd.(1)	344,000	844,346
Inventec Corp.(1)	1,268,000	1,159,920
Kenda Rubber Industrial Co., Ltd.†(1)	401,361	864,349
Lite-On Technology Corp.†(1)	1,118,240	1,642,781
Pou Chen Corp.†(1)	1,232,000	1,691,702
Radiant Opto-Electronics Corp.(1)	339,000	1,473,350
Realtek Semiconductor Corp.†(1)	510,240	1,385,369
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	1,049,000	3,597,291
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	441,420	7,468,826
Teco Electric and Machinery Co., Ltd.(1)	946,000	1,028,764
Uni-President Enterprises Corp.†(1)	1,474,100	2,422,141
Vanguard International Semiconductor Corp.(1)	612,000	667,321
Wistron NeWeb Corp.(1)	278,000	710,024

		40,787,913

Thailand — 1.2%
Jasmine International PCL NVDR(1)	3,534,800	755,597
PTT Global Chemical PCL NVDR†(1)	1,439,300	3,104,268

		3,859,865

Turkey — 2.4%
Arcelik AS†(1)	252,830	1,250,106
Enka Insaat ve Sanayi AS(1)	235,590	672,893
Eregli Demir ve Celik Fabrikalari TAS†(1)	1,002,120	1,201,999
Ford Otomotiv Sanayi AS†(1)	69,940	614,159
Koza Altin Isletmeleri AS(1)	69,730	599,200
TAV Havalimanlari Holding AS(1)	105,660	796,827
Tofas Turk Otomobil Fabrikasi AS†(1)	175,620	827,978
Tupras Turkiye Petrol Rafinerileri AS†(1)	66,690	1,100,046
Turk Hava Yollari†(1)	360,470	1,075,457

		8,138,665

Security Description	Shares	Value (Note 2)

United Arab Emirates — 0.4%
First Gulf Bank PJSC(1)	231,160	$1,253,154

United Kingdom — 0.4%
Old Mutual PLC(1)	524,880	1,490,018

United States — 0.3%
CTC Media, Inc.	100,600	1,152,876

Total Common Stocks (cost $329,130,146)		313,011,641

PREFERRED SECURITIES — 4.4%
Brazil — 4.4%
Banco do Estado do Rio Grande do Sul SA, Class B	162,200	705,729
Itau Unibanco Holding SA ADR	467,685	5,724,464
Petroleo Brasileiro SA ADR	95,250	1,133,475
Vale SA ADR	566,970	6,962,392

Total Preferred Securities (cost $19,306,539)		14,526,060

Total Long-Term Investment Securities (cost $348,436,685)		327,537,701

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $4,211,000)	4,211,000	4,211,000

TOTAL INVESTMENTS (cost $352,647,685) (2)	99.7%	331,748,701
Other assets less liabilities	0.3	944,454

NET ASSETS	100.0%	$332,693,155

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $230,403,385 representing 69.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
OTC	— Over The Counter US
LSE	— London Stock Exchange

239

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,381,310	$2,303,684	$—	$3,684,994
Brazil	28,455,878	—	—	28,455,878
Cayman Islands	8,269,612	7,408,010	—	15,677,622
China	—	44,903,480	—	44,903,480
Hong Kong	—	20,332,081	—	20,332,081
India	10,095,467	15,892,634	—	25,988,101
Mexico	6,084,767	—	—	6,084,767
Russia	19,699,520	4,527,279	—	24,226,799
South Africa	—	16,722,573	—	16,722,573
South Korea	—	56,393,801	—	56,393,801
Taiwan	7,468,826	33,319,087	—	40,787,913
United States	1,152,876	—	—	1,152,876
Other Countries*	—	28,600,756	—	28,600,756
Preferred Securities	14,526,060	—	—	14,526,060
Short-Term Investment Securities:
Time Deposits	—	4,211,000	—	4,211,000

Total	$97,134,316	$234,614,385	$—	$331,748,701

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $135,133,313 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

240

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	8.5%
Diversified Banking Institutions	8.2
Oil Companies-Integrated	7.8
Telecom Services	5.0
Insurance-Life/Health	4.2
Auto-Cars/Light Trucks	3.8
Banks-Commercial	3.6
Building Products-Cement	3.3
Time Deposits	3.3
Airlines	3.3
Photo Equipment & Supplies	2.7
Cellular Telecom	2.6
Insurance-Reinsurance	2.6
Telephone-Integrated	2.4
Chemicals-Diversified	2.3
Food-Retail	2.3
Diversified Financial Services	2.2
Medical-Generic Drugs	2.0
Electronic Components-Semiconductors	1.8
Chemicals-Specialty	1.7
Wireless Equipment	1.5
Medical Instruments	1.5
Transport-Services	1.5
Rubber-Tires	1.4
Retail-Building Products	1.4
Steel-Producers	1.4
Insurance-Multi-line	1.4
Oil Companies-Exploration & Production	1.3
Finance-Other Services	1.3
Retail-Major Department Stores	1.3
Oil-Field Services	1.3
Building & Construction Products-Misc.	1.1
Diversified Manufacturing Operations	1.1
Machinery-General Industrial	1.0
Auto/Truck Parts & Equipment-Original	1.0
Office Automation & Equipment	1.0
Import/Export	1.0
Electronic Components-Misc.	0.9
Aerospace/Defense	0.8
Beverages-Non-alcoholic	0.7
Containers-Metal/Glass	0.7
Diversified Operations	0.7
Retail-Drug Store	0.6
Metal-Diversified	0.3
Internet Security	0.1

99.9%

Country Allocation*

United Kingdom	14.6%
France	14.3
Germany	11.0
Japan	9.3
Netherlands	7.3
Switzerland	7.2
South Korea	6.4
Spain	3.8
United States	3.3
China	3.2
Sweden	3.0
Italy	2.7
Singapore	2.2
Norway	2.2
Ireland	1.6
Canada	1.6
Hong Kong	1.5
Israel	1.5
Australia	1.0
Portugal	0.9
Brazil	0.6
Bermuda	0.4
Russia	0.3

99.9%

*	Calculated as a percentage of net assets

241

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Australia — 1.0%
Qantas Airways, Ltd.†(1)	9,319,241	$8,879,084

Bermuda — 0.4%
Kunlun Energy Co., Ltd.(1)	1,885,300	3,115,533
Noble Group, Ltd.(1)	968,000	721,237

		3,836,770

Canada — 1.6%
Talisman Energy, Inc.	870,650	9,372,923
Trican Well Service, Ltd.	448,300	5,132,054

		14,504,977

China — 3.2%
China Life Insurance Co., Ltd.(1)	4,168,000	11,350,240
China Telecom Corp., Ltd.(1)	27,609,383	12,646,013
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,121,200	5,208,299

		29,204,552

France — 14.3%
Alstom SA(1)	329,890	9,353,696
AXA SA(1)	473,514	12,427,656
BNP Paribas SA(1)	263,970	20,379,847
Cie de St-Gobain(1)	189,680	9,951,750
Cie Generale des Etablissements Michelin(1)	124,955	13,164,922
Credit Agricole SA†(1)	681,140	9,159,111
Lafarge SA(1)	99,830	7,163,992
Orange SA(1)	668,610	8,252,517
Sanofi(1)	161,528	15,811,418
Total SA(1)	167,370	9,557,467
Vivendi SA(1)	573,965	15,394,574

		130,616,950

Germany — 11.0%
Bayer AG(1)	131,090	17,259,025
Commerzbank AG†(1)	526,060	8,940,468
Deutsche Boerse AG(1)	157,810	12,135,590
Deutsche Lufthansa AG†(1)	370,300	8,812,054
HeidelbergCement AG(1)	176,770	13,150,726
Merck KGaA(1)	63,100	9,783,248
Metro AG(1)	254,270	10,483,391
Muenchener Rueckversicherungs AG(1)	47,060	9,714,966
Siemens AG(1)	76,570	9,703,038

		99,982,506

Hong Kong — 1.5%
China Mobile, Ltd.(1)	887,500	8,472,553
Hutchison Whampoa, Ltd.(1)	401,000	4,930,107

		13,402,660

Ireland — 1.6%
CRH PLC(1)	405,905	10,412,793
Perrigo Co. PLC	29,419	4,579,362

		14,992,155

Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	13,397,792

Security Description	Shares	Value (Note 2)

Italy — 2.7%
Eni SpA(1)	470,320	$10,656,735
Intesa Sanpaolo SpA(1)	3,745,401	10,127,371
UniCredit SpA(1)	458,213	3,437,389

		24,221,495

Japan — 9.3%
Canon, Inc.(1)	314,900	9,216,901
ITOCHU Corp.(1)	731,900	8,896,648
Konica Minolta, Inc.(1)	1,463,500	15,367,472
Mazda Motor Corp.†(1)	1,509,000	7,256,576
Nikon Corp.(1)	556,900	9,493,069
Nissan Motor Co., Ltd.(1)	1,503,700	12,825,178
Suntory Beverage & Food, Ltd.(1)	211,300	6,892,900
Toyota Motor Corp.(1)	250,800	14,295,554
Trend Micro, Inc.(1)	23,600	725,596

		84,969,894

Netherlands — 7.3%
Akzo Nobel NV(1)	232,110	16,655,416
ING Groep NV CVA†(1)	1,327,620	17,581,567
Koninklijke Philips NV(1)	229,399	7,981,215
LyondellBasell Industries NV, Class A	57,130	4,499,559
SBM Offshore NV†(1)	336,215	6,471,299
TNT Express NV(1)	1,484,910	13,063,939

		66,252,995

Norway — 2.2%
Statoil ASA(1)	403,260	9,572,216
Telenor ASA(1)	524,000	10,887,743

		20,459,959

Portugal — 0.9%
Galp Energia SGPS SA(1)	528,450	8,174,132

Russia — 0.3%
MMC Norilsk Nickel OJSC ADR	211,202	3,218,719

Singapore — 2.2%
DBS Group Holdings, Ltd.(1)	1,072,950	13,854,140
Singapore Telecommunications, Ltd. (1)	2,426,000	6,692,227

		20,546,367

South Korea — 6.4%
Hana Financial Group, Inc.(1)	237,650	9,016,441
Hyundai Mobis(1)	32,559	9,304,253
KB Financial Group, Inc. ADR	318,766	10,694,599
POSCO†(1)	44,786	12,466,747
Samsung Electronics Co., Ltd. GDR*	28,513	16,737,131

		58,219,171

Spain — 3.8%
International Consolidated Airlines Group SA†(1)	1,707,830	11,687,853
Repsol SA(1)	380,842	8,916,920
Telefonica SA(1)	902,694	13,909,781

		34,514,554

Sweden — 3.0%
Getinge AB, Class B(1)	390,470	13,405,100
Telefonaktiebolaget LM Ericsson, Class B(1)	1,114,464	13,681,659

		27,086,759

242

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Switzerland — 7.2%
Credit Suisse Group AG†(1)	295,356	$8,898,763
Lonza Group AG†(1)	156,306	15,660,487
Novartis AG(1)	86,270	6,822,547
Roche Holding AG(1)	58,120	15,971,616
Swiss Re AG(1)	157,215	13,576,099
UBS AG†(1)	253,816	5,025,489

		65,955,001

United Kingdom — 14.6%
Aviva PLC(1)	1,360,570	9,943,250
BAE Systems PLC(1)	1,071,271	7,546,329
BP PLC(1)	1,030,322	8,073,811
GlaxoSmithKline PLC(1)	496,067	12,772,126
HSBC Holdings PLC ADR	218,470	11,249,020
Kingfisher PLC(1)	2,126,680	12,904,512
Lloyds Banking Group PLC†(1)	11,912,420	16,287,847
Marks & Spencer Group PLC(1)	1,551,140	11,993,244
Rexam PLC(1)	805,650	6,523,319
Royal Dutch Shell PLC ADR	140,618	10,241,209
Tesco PLC(1)	2,002,910	10,540,662
Vodafone Group PLC(1)	4,207,268	15,634,533

		133,709,862

Total Common Stocks (cost $698,039,761)		876,146,354

PREFERRED SECURITIES — 0.6%
Brazil — 0.6%
Petroleo Brasileiro SA ADR (cost $9,296,841)	500,354	5,954,213

Total Long-Term Investment Securities (cost $707,336,602)		882,100,567

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/03/2014 (cost $30,146,000)	$30,146,000	30,146,000

TOTAL INVESTMENTS (cost $737,482,602)(2)	99.9%	912,246,567
Other assets less liabilities	0.1	516,609

NET ASSETS	100.0%	$912,763,176

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2014, the aggregate value of these securities was $16,737,131 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2014. The aggregate value of these securities was $787,023,986 representing 86.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

243

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Canada	$14,504,977	$—	$—	$14,504,977
France	—	130,616,950	—	130,616,950
Germany	—	99,982,506	—	99,982,506
Ireland	4,579,362	10,412,793	—	14,992,155
Israel	13,397,792	—	—	13,397,792
Japan	—	84,969,894	—	84,969,894
Netherlands	4,499,559	61,753,436	—	66,252,995
Russia	3,218,719	—	—	3,218,719
South Korea	27,431,730	30,787,441	—	58,219,171
Switzerland	—	65,955,001	—	65,955,001
United Kingdom	21,490,229	112,219,633	—	133,709,862
Other Countries*	—	190,326,332	—	190,326,332
Preferred Securities	5,954,213	—	—	5,954,213
Short-Term Investment Securities:
Time Deposits	—	30,146,000	—	30,146,000

Total	$95,076,581	$817,169,986	$—	$912,246,567

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $667,852,734 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

244

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2014

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$285,366,093	$1,440,790,564	$430,676,854	$416,985,047	$1,557,568,089
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	7,742,000	60,200,000

Total investments	285,366,093	1,440,790,564	430,676,854	424,727,047	1,617,768,089

Cash	360	934	129	363,567	397,613
Foreign cash*	—	—	520,862	—	379,682
Due from broker	—	—	6,709,317	—	5,025,000
Receivable for:
Fund shares sold	790,934	854,783	303,084	395,296	1,218,532
Dividends and interest	121,892	19,673,689	2,515,522	7,463,195	7,057,195
Investments sold	—	821,265	170,311	11,786,430	43,759,316
Payments on swap contracts	—	—	50,032	—	651,606
Prepaid expenses and other assets	1,389	3,842	1,463	1,454	3,965
Due from investment adviser for expense reimbursements/fee waivers	13,873	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	140,447	—	176,164
Unrealized appreciation on forward foreign currency contracts	—	—	2,833,953	—	3,155,539
Swap premiums paid	—	—	954,790	—	1,491,368
Unrealized appreciation on swap contracts	—	—	2,057,050	—	233,648

Total assets	286,294,541	1,462,145,077	446,933,814	444,736,989	1,681,317,717

LIABILITIES:
Payable for:
Fund shares redeemed	766,024	659,592	146,811	188,218	927,681
Investments purchased	1,234,370	6,134,429	10,181,365	8,471,225	53,771,374
Payments on swap contracts	—	—	67,013	—	44,043
Investment advisory and management fees	108,327	632,597	218,254	225,602	799,441
Service fees — Class 2	2,219	4,024	1,386	2,085	2,405
Service fees — Class 3	38,298	189,852	58,145	43,838	215,848
Transfer agent fees and expenses	1,994	1,831	1,911	1,831	1,909
Trustees’ fees and expenses	5,496	19,681	6,078	5,660	21,538
Other accrued expenses	70,586	167,452	174,014	96,050	212,954
Interest on forward sales contracts	—	—	—	—	34,073
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	140,419	—	38,379
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	2,118,824	—	3,223,517
Forward sales contracts, at value#	—	—	—	—	26,559,954
Call and put options written, at value@	—	—	—	—	2,685,870
Unrealized depreciation on forward foreign currency contracts	—	—	1,640,168	—	1,208,920
Swap premiums received	—	—	2,705,946	—	1,871,662
Unrealized depreciation on swap contracts	—	—	3,029,283	—	3,489,171

Total liabilities	2,227,314	7,809,458	20,489,617	9,034,509	95,108,739

NET ASSETS	$284,067,227	$1,454,335,619	$426,444,197	$435,702,480	$1,586,208,978

* Cost
Investments (unaffiliated)	$285,428,187	$1,373,071,631	$428,129,278	$414,245,146	$1,540,849,557

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$530,626	$—	$385,445

# Proceeds from forward sales contracts	$—	$—	$—	$—	$26,446,755

@ Premiums received on options written	$—	$—	$—	$—	$3,380,521

See Notes to Financial Statements

245

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$293,748,796	$1,324,451,956	$431,837,105	$441,943,468	$1,584,135,137
Accumulated undistributed net investment income (loss)	(108,582)	57,636,936	(7,493,468)	23,359,906	18,431,201
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,510,893)	4,527,794	(1,678,798)	(32,340,795)	(32,224,819)
Unrealized appreciation (depreciation) on investments	(62,094)	67,718,933	2,547,576	2,739,901	16,718,532
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	52,655	—	(2,673,625)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,179,127	—	1,935,751
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	(113,199)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$284,067,227	$1,454,335,619	$426,444,197	$435,702,480	$1,586,208,978

Class 1 (unlimited shares authorized):
Net assets	$79,418,269	$526,338,710	$140,303,020	$222,288,954	$548,330,807
Shares of beneficial interest issued and outstanding	7,503,042	39,010,609	12,449,802	36,820,109	62,054,962
Net asset value, offering and redemption price per share	$10.58	$13.49	$11.27	$6.04	$8.84

Class 2 (unlimited shares authorized):
Net assets	$16,899,351	$31,386,761	$10,752,829	$16,143,671	$18,703,965
Shares of beneficial interest issued and outstanding	1,609,211	2,329,507	959,977	2,678,563	2,127,534
Net asset value, offering and redemption price per share	$10.50	$13.47	$11.20	$6.03	$8.79

Class 3 (unlimited shares authorized):
Net assets	$187,749,607	$896,610,148	$275,388,348	$197,269,855	$1,019,174,206
Shares of beneficial interest issued and outstanding	17,979,601	66,842,642	24,750,823	32,869,775	116,453,730
Net asset value, offering and redemption price per share	$10.44	$13.41	$11.13	$6.00	$8.75

See Notes to Financial Statements

246

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$202,922,404	$656,001,460	$1,012,583,879	$431,556,254	$57,023,078	$77,916,567
Investments at value (affiliated)*	—	—	4,757,700,537	1,981,605,092	—	—
Repurchase agreements (cost approximates value)	18,349,000	—	—	—	15,500,000	—

Total investments	221,271,404	656,001,460	5,770,284,416	2,413,161,346	72,523,078	77,916,567

Cash	834	454	—	—	1,818,001	567
Foreign cash*	—	20	—	—	10,916	3,497
Due from broker	145,000	—	64,308,590	12,249,169	2,158,152	—
Receivable for:
Fund shares sold	110,255	103,227	8,806,966	9,036,361	338,597	382,056
Dividends and interest	603,845	2,373,492	7,699,557	3,221,642	149,196	151,458
Investments sold	6,243,768	916,037	—	—	19,235,941	153,316
Payments on swap contracts	—	—	—	—	10,153	—
Prepaid expenses and other assets	5,820	3,711	6,289	851	17	17
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	26,528	16,201
Deferred offering costs	—	—	—	—	11,461	11,461
Variation margin on futures contracts	6,367	—	—	253,230	2,375	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	37,576
Swap premiums paid	—	—	—	—	99,675	—
Unrealized appreciation on swap contracts	—	—	—	—	23,021	—

Total assets	228,387,293	659,398,401	5,851,105,818	2,437,922,599	96,407,111	78,672,716

LIABILITIES:
Payable for:
Fund shares redeemed	58,481	662,057	249,854	168,916	555	572
Investments purchased	20,338,745	14,318,539	6,845,689	7,093,956	22,613,777	1,868,802
Payments on swap contracts	—	—	—	—	9,442	—
Investment advisory and management fees	115,645	361,601	1,075,964	479,988	50,712	56,934
Service fees — Class 2	1,420	5,435	—	—	—	—
Service fees — Class 3	23,084	76,184	1,233,482	502,010	14,742	15,388
Transfer agent fees and expenses	2,049	1,898	633	583	525	525
Trustees’ fees and expenses	3,287	11,214	52,212	9,555	201	219
Other accrued expenses	93,331	122,510	205,668	80,017	51,086	56,256
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	5,472	—	575,222	—	97,203	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	2,940,288	107,634	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	17,590	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	2,387
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	10,647	—

Total liabilities	20,641,514	15,559,438	13,179,012	8,442,659	22,866,480	2,001,083

NET ASSETS	$207,745,779	$643,838,963	$5,837,926,806	$2,429,479,940	$73,540,631	$76,671,633

* Cost
Investments (unaffiliated)	$181,959,408	$550,346,434	$1,027,075,311	$434,047,644	$56,906,107	$76,247,746

Investments (affiliated)	$—	$—	$4,372,593,378	$1,885,320,171	$—	$—

Foreign cash	$—	$20	$—	$—	$10,883	$3,520

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$35,657	$—

See Notes to Financial Statements

247

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$187,843,034	$573,671,308	$5,369,121,042	$2,320,043,208	$73,427,697	$74,695,346
Accumulated undistributed net investment income (loss)	2,799,034	12,485,849	44,950,280	16,472,203	(349,599)	19,758
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(3,796,350)	(47,975,295)	56,755,267	(974,598)	452,910	252,735
Unrealized appreciation (depreciation) on investments	20,962,996	105,655,026	370,615,727	93,793,531	116,971	1,668,821
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(62,935)	—	(3,515,510)	145,596	(107,381)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,075	—	—	33	34,973
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$207,745,779	$643,838,963	$5,837,926,806	$2,429,479,940	$73,540,631	$76,671,633

Class 1 (unlimited shares authorized):
Net assets	$89,077,194	$250,645,315	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,772,013	14,012,298	—	—	—	—
Net asset value, offering and redemption price per share	$18.67	$17.89	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$10,981,135	$41,858,544	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	589,242	2,341,188	—	—	—	—
Net asset value, offering and redemption price per share	$18.64	$17.88	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$107,687,450	$351,335,104	$5,837,926,806	$2,429,479,940	$73,540,631	$76,671,633
Shares of beneficial interest issued and outstanding	5,790,965	19,691,029	483,029,576	203,722,126	7,111,712	7,068,064
Net asset value, offering and redemption price per share	$18.60	$17.84	$12.09	$11.93	$10.34	$10.85

See Notes to Financial Statements

248

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$51,531,992	$706,983,979	$648,276,274	$173,394,854	$1,322,046,515	$201,744,583
Investments at value (affiliated)*	—	2,867,193	—	—	—	—
Repurchase agreements (cost approximates value)	—	4,753,000	—	4,941,000	—	3,677,000

Total investments	51,531,992	714,604,172	648,276,274	178,335,854	1,322,046,515	205,421,583

Cash	3,605	66	195	697	262	866
Foreign cash*	9,032	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	8,445	1,465,396	853,604	334,683	484,964	399,462
Dividends and interest	131,356	603,571	550,686	115,645	3,526,234	620,169
Investments sold	367,389	4,999,828	2,813,251	1,393,461	3,288,648	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,694	1,220	3,255	735	7,117	777
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	62,061	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	52,115,574	721,674,253	652,497,265	180,181,075	1,329,353,740	206,442,857

LIABILITIES:
Payable for:
Fund shares redeemed	15,002	61,580	133,653	84,454	984,310	251,259
Investments purchased	584,476	5,467,489	2,648,536	1,372,013	4,669,985	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	32,969	242,526	321,448	116,293	833,661	105,382
Service fees — Class 2	314	—	1,618	814	9,056	1,114
Service fees — Class 3	5,691	—	35,314	13,174	134,767	21,770
Transfer agent fees and expenses	1,550	514	1,989	1,729	1,978	1,629
Trustees’ fees and expenses	829	5,829	7,781	1,802	22,751	2,230
Other accrued expenses	59,320	77,469	84,630	54,068	159,704	46,857
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	18,630	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	3,651	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	703,802	5,874,037	3,234,969	1,644,347	6,816,212	430,241

NET ASSETS	$51,411,772	$715,800,216	$649,262,296	$178,536,728	$1,322,537,528	$206,012,616

* Cost
Investments (unaffiliated)	$44,496,774	$633,402,320	$552,306,491	$150,330,226	$826,296,561	$181,542,209

Investments (affiliated)	$—	$2,473,374	$—	$—	$—	$—

Foreign cash	$9,038	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

249

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$49,523,620	$628,380,368	$511,180,456	$169,907,662	$696,015,673	$171,855,957
Accumulated undistributed net investment income (loss)	1,318,440	6,651,132	10,405,611	794,772	7,035,182	3,672,529
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(6,524,075)	6,808,366	31,706,446	(15,230,392)	123,723,351	10,281,756
Unrealized appreciation (depreciation) on investments	7,035,218	73,975,478	95,969,783	23,064,628	495,749,954	20,202,374
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(15,128)	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	58,569	—	—	58	13,368	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$51,411,772	$715,800,216	$649,262,296	$178,536,728	$1,322,537,528	$206,012,616

Class 1 (unlimited shares authorized):
Net assets	$22,340,639	$715,800,216	$472,564,358	$110,532,659	$638,286,006	$95,864,241
Shares of beneficial interest issued and outstanding	1,574,229	46,881,013	16,483,751	6,572,688	23,237,528	7,798,789
Net asset value, offering and redemption price per share	$14.19	$15.27	$28.67	$16.82	$27.47	$12.29

Class 2 (unlimited shares authorized):
Net assets	$2,417,749	$—	$12,292,138	$6,217,458	$68,823,097	$8,483,856
Shares of beneficial interest issued and outstanding	170,463	—	429,370	370,076	2,507,817	691,445
Net asset value, offering and redemption price per share	$14.18	$—	$28.63	$16.80	$27.44	$12.27

Class 3 (unlimited shares authorized):
Net assets	$26,653,384	$—	$164,405,800	$61,786,611	$615,428,425	$101,664,519
Shares of beneficial interest issued and outstanding	1,886,316	—	5,754,571	3,684,777	22,491,543	8,315,671
Net asset value, offering and redemption price per share	$14.13	$—	$28.57	$16.77	$27.36	$12.23

See Notes to Financial Statements

250

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$425,110,152	$59,843,724	$846,549,711	$289,334,789	$98,541,314	$404,832,869
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,065,000	—	5,089,000	—	—

Total investments	425,110,152	61,908,724	846,549,711	294,423,789	98,541,314	404,832,869

Cash	806	220	444	815	1,512,512	48
Foreign cash*	—	42	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	173,346	2,236	1,090,481	143,130	169,184	228,772
Dividends and interest	36,827	28,163	458,147	92,518	50,964	201,695
Investments sold	6,282,510	581,777	2,370,986	5,112,796	—	6,637,983
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,785	613	3,374	4,570	694	3,158
Due from investment adviser for expense reimbursements/fee waivers	—	5,304	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	431,609,426	62,527,079	850,473,143	299,777,618	100,274,668	411,904,525

LIABILITIES:
Payable for:
Fund shares redeemed	200,274	21,045	110,056	60,135	219,943	376,568
Investments purchased	9,095,147	1,099,687	11,315,294	4,145,694	—	6,412,555
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	229,575	47,208	494,635	210,073	59,773	257,436
Service fees — Class 2	3,075	309	1,641	408	460	1,104
Service fees — Class 3	28,027	11,112	82,473	18,140	18,261	59,116
Transfer agent fees and expenses	1,728	1,248	1,859	1,679	1,140	1,561
Trustees’ fees and expenses	6,227	1,040	10,194	3,736	1,582	6,279
Other accrued expenses	77,093	51,190	100,095	61,612	44,977	39,779
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	2,817	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	9,641,146	1,232,839	12,116,247	4,501,477	348,953	7,154,398

NET ASSETS	$421,968,280	$61,294,240	$838,356,896	$295,276,141	$99,925,715	$404,750,127

* Cost
Investments (unaffiliated)	$332,142,322	$46,398,386	$683,367,071	$234,670,093	$89,983,333	$398,419,091

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$42	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

251

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$348,736,767	$51,136,983	$629,309,779	$252,778,030	$75,630,267	$357,138,276
Accumulated undistributed net investment income (loss)	(114,030)	19,228	5,309,714	(144,278)	115,728	5,412,073
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(19,622,287)	(3,307,541)	40,553,793	(12,022,307)	15,621,739	35,785,853
Unrealized appreciation (depreciation) on investments	92,967,830	13,445,338	163,182,640	54,664,696	8,557,981	6,413,778
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	232	970	—	—	147
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$421,968,280	$61,294,240	$838,356,896	$295,276,141	$99,925,715	$404,750,127

Class 1 (unlimited shares authorized):
Net assets	$270,895,256	$7,516,798	$447,124,286	$208,764,563	$11,952,518	$115,103,259
Shares of beneficial interest issued and outstanding	7,891,025	626,653	22,369,043	8,668,641	1,290,193	7,844,254
Net asset value, offering and redemption price per share	$34.33	$12.00	$19.99	$24.08	$9.26	$14.67

Class 2 (unlimited shares authorized):
Net assets	$23,204,238	$2,364,682	$12,551,930	$3,129,994	$3,494,608	$8,727,721
Shares of beneficial interest issued and outstanding	677,174	199,559	628,295	131,641	378,091	596,389
Net asset value, offering and redemption price per share	$34.27	$11.85	$19.98	$23.78	$9.24	$14.63

Class 3 (unlimited shares authorized):
Net assets	$127,868,786	$51,412,760	$378,680,680	$83,381,584	$84,478,589	$280,919,147
Shares of beneficial interest issued and outstanding	3,748,704	4,368,785	19,013,406	3,542,316	9,174,788	19,284,262
Net asset value, offering and redemption price per share	$34.11	$11.77	$19.92	$23.54	$9.21	$14.57

See Notes to Financial Statements

252

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$410,779,154	$289,825,763	$126,992,122	$295,498,378	$231,558,144	$38,037,999
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,218,000	2,719,000	—	17,478,000	2,143,000

Total investments	410,779,154	295,043,763	129,711,122	295,498,378	249,036,144	40,180,999

Cash	933	806	773	750	923	567
Foreign cash*	—	—	—	—	—	466,978
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	367,397	178,549	46,363	103,924	429,471	38,181
Dividends and interest	66,627	99,460	11,342	40,026	31,311	3,700
Investments sold	2,301,478	908,264	1,485,772	4,380,331	10,280,588	62,344
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,326	2,815	3,163	12,092	2,451	2,284
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	3,409
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	413,516,915	296,233,657	131,258,535	300,035,501	259,780,888	40,758,462

LIABILITIES:
Payable for:
Fund shares redeemed	211,938	121,333	102,696	335,786	8,638	5,784
Investments purchased	1,629,937	246,098	1,154,661	5,082,418	11,052,645	688,566
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	344,348	193,368	81,883	187,973	178,694	34,084
Service fees — Class 2	—	2,465	491	541	1,862	387
Service fees — Class 3	54,865	32,572	6,834	45,680	28,063	5,691
Transfer agent fees and expenses	898	1,961	2,215	1,508	1,458	1,248
Trustees’ fees and expenses	5,815	4,070	1,801	4,832	2,685	609
Other accrued expenses	70,050	62,225	54,578	66,332	56,926	46,830
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	2,317,851	664,092	1,405,159	5,725,070	11,330,971	783,199

NET ASSETS	$411,199,064	$295,569,565	$129,853,376	$294,310,431	$248,449,917	$39,975,263

* Cost
Investments (unaffiliated)	$287,610,918	$227,827,580	$97,703,499	$228,036,999	$185,711,957	$31,645,528

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$473,592

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

253

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$271,586,530	$205,900,165	$159,475,362	$187,601,793	$183,370,751	$46,021,236
Accumulated undistributed net investment income (loss)	762,942	(224,018)	(81,634)	—	13,008	(24,243)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	15,681,356	27,895,235	(58,828,975)	39,247,259	19,219,971	(12,407,546)
Unrealized appreciation (depreciation) on investments	123,168,236	61,998,183	29,288,623	67,461,379	45,846,187	6,392,471
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	(6,655)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$411,199,064	$295,569,565	$129,853,376	$294,310,431	$248,449,917	$39,975,263

Class 1 (unlimited shares authorized):
Net assets	$163,688,574	$124,231,903	$93,530,707	$79,175,986	$103,137,030	$10,209,428
Shares of beneficial interest issued and outstanding	6,665,979	7,110,745	5,958,311	7,756,473	8,261,216	2,780,735
Net asset value, offering and redemption price per share	$24.56	$17.47	$15.70	$10.21	$12.48	$3.67

Class 2 (unlimited shares authorized):
Net assets	$—	$18,908,139	$3,772,635	$4,166,704	$14,157,312	$3,043,279
Shares of beneficial interest issued and outstanding	—	1,101,687	242,847	416,852	1,146,153	843,694
Net asset value, offering and redemption price per share	$—	$17.16	$15.54	$10.00	$12.35	$3.61

Class 3 (unlimited shares authorized):
Net assets	$247,510,490	$152,429,523	$32,550,034	$210,967,741	$131,155,575	$26,722,556
Shares of beneficial interest issued and outstanding	10,153,767	8,976,163	2,114,434	21,367,832	10,704,839	7,491,884
Net asset value, offering and redemption price per share	$24.38	$16.98	$15.39	$9.87	$12.25	$3.57

See Notes to Financial Statements

254

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$641,313,085	$363,265,450	$385,947,258	$231,386,512	$331,748,701	$912,246,567
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	17,718,000	13,149,000	21,484,000	—	—

Total investments	641,313,085	380,983,450	399,096,258	252,870,512	331,748,701	912,246,567

Cash	365	238	27,807	365	48,995	27
Foreign cash*	—	9,193	1,420,383	1,804,154	841,383	349,808
Due from broker	—	—	—	2,265,571	—	—
Receivable for:
Fund shares sold	229,315	347,287	560,156	69,682	246,098	668,713
Dividends and interest	204,675	533,775	381,159	497,678	552,617	1,324,107
Investments sold	672,210	—	6,166,293	2,587,948	180,042	76,894
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	29,499	6,613	1,699	1,180	1,268	5,454
Due from investment adviser for expense reimbursements/fee waivers	—	16,806	—	—	27,405	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	11,644	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,066,252	—	62,380	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	642,449,149	382,963,614	407,653,755	260,171,114	333,646,509	914,671,570

LIABILITIES:
Payable for:
Fund shares redeemed	406,080	322,544	99,407	113,132	139,515	302,768
Investments purchased	785,252	—	7,777,145	2,096,051	106,759	658,375
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	515,501	307,106	253,132	192,749	320,721	632,317
Service fees — Class 2	2,549	1,191	716	2,417	744	3,128
Service fees — Class 3	127,519	44,016	8,366	40,759	35,489	142,982
Transfer agent fees and expenses	1,022	2,061	1,859	1,599	1,480	1,152
Trustees’ fees and expenses	11,019	15,415	4,120	4,246	4,568	13,606
Other accrued expenses	97,032	94,215	97,413	114,356	334,386	154,066
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	9,692	—
Variation margin on futures contracts	—	—	—	28,573	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	147,074	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,206,571	—	276,367	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	1,945,974	1,993,119	8,242,158	3,017,323	953,354	1,908,394

NET ASSETS	$640,503,175	$380,970,495	$399,411,597	$257,153,791	$332,693,155	$912,763,176

* Cost
Investments (unaffiliated)	$530,482,723	$304,807,677	$340,632,047	$196,699,393	$352,647,685	$737,482,602

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$9,410	$1,424,071	$1,635,904	$847,748	$353,458

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

255

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2014

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$427,562,471	$461,936,044	$374,997,369	$239,124,104	$397,266,015	$748,597,980
Accumulated undistributed net investment income (loss)	2,454,651	6,932,707	2,893,788	3,271,175	4,552,226	12,803,513
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	99,655,691	(146,218,485)	(23,801,732)	(19,913,405)	(48,200,562)	(23,412,778)
Unrealized appreciation (depreciation) on investments	110,830,362	58,457,773	45,315,211	34,687,119	(20,898,984)	174,763,965
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	172,859	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(137,544)	6,961	(188,061)	(15,848)	10,496
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(9,692)	—

NET ASSETS	$640,503,175	$380,970,495	$399,411,597	$257,153,791	$332,693,155	$912,763,176

Class 1 (unlimited shares authorized):
Net assets	$40,650,253	$175,664,874	$355,857,069	$54,708,899	$167,628,949	$242,568,928
Shares of beneficial interest issued and outstanding	1,908,179	17,019,040	20,261,550	5,532,763	23,125,705	14,772,704
Net asset value, offering and redemption price per share	$21.30	$10.32	$17.56	$9.89	$7.25	$16.42

Class 2 (unlimited shares authorized):
Net assets	$19,206,132	$8,967,461	$5,414,400	$18,054,294	$5,570,536	$23,441,943
Shares of beneficial interest issued and outstanding	903,142	865,784	309,140	1,835,290	773,517	1,429,824
Net asset value, offering and redemption price per share	$21.27	$10.36	$17.51	$9.84	$7.20	$16.39

Class 3 (unlimited shares authorized):
Net assets	$580,646,790	$196,338,160	$38,140,128	$184,390,598	$159,493,670	$646,752,305
Shares of beneficial interest issued and outstanding	27,432,069	19,014,397	2,187,302	18,776,995	22,302,881	39,529,574
Net asset value, offering and redemption price per share	$21.17	$10.33	$17.44	$9.82	$7.15	$16.36

See Notes to Financial Statements

256

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Period Ended January 31, 2014

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$75,168	$—	$25,609	$7,500
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	512,570	67,082,184	7,775,985	26,884,131	28,624,455

Total investment income*	512,570	67,157,352	7,775,985	26,909,740	28,631,955

EXPENSES:
Investment advisory and management fees	1,295,663	6,660,491	2,315,609	2,347,673	8,269,411
Service fees:
Class 2	26,082	50,861	17,032	25,687	31,796
Class 3	447,000	2,154,535	639,310	498,071	2,439,021
Transfer agent fees	4,083	3,863	4,040	3,863	4,033
Custodian and accounting fees	56,710	264,587	230,214	91,716	307,127
Reports to shareholders	25,043	108,500	32,568	32,499	119,937
Audit and tax fees	39,446	44,360	52,310	55,918	67,066
Legal fees	7,209	15,188	8,961	1,890	58,847
Trustees’ fees and expenses	11,311	52,873	15,623	16,162	60,829
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	1,267	1,107	—
Other expenses	12,514	26,376	17,337	15,675	24,849

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,925,061	9,381,634	3,334,271	3,090,261	11,382,916
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(178,038)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,747,023	9,381,634	3,334,271	3,090,261	11,382,916

Net investment income (loss)	(1,234,453)	57,775,718	4,441,714	23,819,479	17,249,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated) **	50	4,568,477	(3,004,985)	2,724,009	(27,180,501)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	2,113,866	—	3,478,943
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(4,692,616)	—	(4,772,696)

Net realized gain (loss) on investments and foreign currencies	50	4,568,477	(5,583,735)	2,724,009	(28,474,254)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(33,314)	(24,209,648)	(2,492,452)	(1,249,976)	(13,996,930)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	156,303	—	(8,816,973)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,174,013	—	9,427,080
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	(44,063)	—	(252,652)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(33,314)	(24,209,648)	(1,206,199)	(1,249,976)	(13,639,475)

Net realized and unrealized gain (loss) on investments and foreign currencies	(33,264)	(19,641,171)	(6,789,934)	1,474,033	(42,113,729)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,267,717)	$38,134,547	$(2,348,220)	$25,293,512	$(24,864,690)

* Net of foreign withholding taxes on interest and dividends of	$—	$2,992	$5,735	$17,217	$1,379

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

257

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2014

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM#	VCPSM Value#
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,168,747	$9,635,137	$—	$—	$—	$374,418
Dividends (affiliated)	—	—	45,653,148	16,337,925	—	—
Interest (unaffiliated)	2,181,503	7,858,984	11,138,241	3,688,892	145,046	119,884

Total investment income*	4,350,250	17,494,121	56,791,389	20,026,817	145,046	494,302

EXPENSES:
Investment advisory and management fees	1,265,446	4,192,548	8,968,416	2,993,520	232,821	258,384
Service fees:
Class 2	15,484	65,598	—	—	—	—
Class 3	242,284	866,117	9,925,882	3,047,359	67,681	69,833
Transfer agent fees	4,121	3,896	1,299	1,175	1,054	1,054
Custodian and accounting fees	143,939	204,143	80,187	31,410	21,521	41,259
Reports to shareholders	18,845	56,087	320,470	63,121	2,123	2,926
Audit and tax fees	44,998	38,554	28,167	29,505	42,031	35,944
Legal fees	7,186	9,571	25,686	1,228	30,548	22,783
Trustees’ fees and expenses	8,529	26,409	199,704	50,697	935	969
Deferred offering costs	—	—	—	22,231	35,539	35,540
Interest expense	—	—	—	—	—	—
Other expenses	14,983	25,621	28,763	13,624	8,221	7,899

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,765,815	5,488,544	19,578,574	6,253,870	442,474	476,591
Net (Fees waived and expenses reimbursed) recouped by investment advisor (Note 4)	—	—	—	43,236	(128,437)	(133,011)
Fees paid indirectly (Note 5)	(5,386)	(5,385)	—	—	—	—

Net expenses	1,760,429	5,483,159	19,578,574	6,297,106	314,037	343,580

Net investment income (loss)	2,589,821	12,010,962	37,212,815	13,729,711	(168,991)	150,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,688,350	71,155,529	(9,920,812)	(2,262,862)	(82,210)	319,851
Net realized gain (loss) on investments (affiliated)	—	—	3,196,638	1,265,111	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	42,567,719	15,939,447	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	681,494	—	40,687,287	(11,868,569)	2,212,336	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—	(135)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(23,593)	—	—	7	(16,109)

Net realized gain (loss) on investments and foreign currencies	18,369,844	71,131,936	76,530,832	3,073,127	2,130,133	303,607

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,726,856	(6,316,173)	(9,702,046)	(1,781,708)	116,971	1,668,821
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	289,320,988	86,569,442	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(70,425)	—	(14,464,049)	(476,836)	(107,381)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,648	—	—	33	34,973
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	4,656,431	(6,313,525)	265,154,893	84,310,898	9,623	1,703,794

Net realized and unrealized gain (loss) on investments and foreign currencies	23,026,275	64,818,411	341,685,725	87,384,025	2,139,756	2,007,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,616,096	$76,829,373	$378,898,540	$101,113,736	$1,970,765	$2,158,123

* Net of foreign withholding taxes on interest and dividends of	$2,337	$123,829	$—	$—	$—	$4,733

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

#	For the period May 1, 2013 (commencement of operations) to January 31, 2014

See Notes to Financial Statements

258

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2014

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,875,861	$8,773,635	$14,048,671	$2,051,202	$18,519,152	$4,942,579
Dividends (affiliated)	—	9,233	—	—	—	—
Interest (unaffiliated)	58,222	1,561	1,275	142	57,391	140

Total investment income*	1,934,083	8,784,429	14,049,946	2,051,344	18,576,543	4,942,719

EXPENSES:
Investment advisory and management fees	378,706	1,824,050	3,063,573	1,015,061	9,426,056	935,388
Service fees:
Class 2	4,050	—	18,575	9,530	107,725	12,554
Class 3	62,786	—	338,006	115,725	1,591,418	204,197
Transfer agent fees	3,184	1,135	4,209	3,608	4,073	3,360
Custodian and accounting fees	93,865	99,794	102,187	50,095	242,190	39,681
Reports to shareholders	4,398	33,787	43,345	10,408	115,009	13,511
Audit and tax fees	34,771	34,284	34,025	34,149	34,412	34,102
Legal fees	10,521	10,959	10,062	8,167	15,319	6,687
Trustees’ fees and expenses	2,079	22,593	23,399	5,347	54,401	6,824
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	—	—	—	213
Other expenses	15,501	17,008	20,733	13,660	39,661	13,674

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	609,861	2,043,610	3,658,114	1,265,750	11,630,264	1,270,191
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	101,295	—	—	—	—
Fees paid indirectly (Note 5)	(3,242)	—	(11,989)	—	(13,211)	—

Net expenses	606,619	2,144,905	3,646,125	1,265,750	11,617,053	1,270,191

Net investment income (loss)	1,327,464	6,639,524	10,403,821	785,594	6,959,490	3,672,528

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,423,162	8,651,794	31,980,596	18,120,626	123,837,431	16,024,949
Net realized gain (loss) on investments (affiliated)	—	(145,085)	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	1,369,891	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(188,567)	—	—	(5,021)	(16,176)	—

Net realized gain (loss) on investments and foreign currencies	5,234,595	9,876,600	31,980,596	18,115,605	123,821,255	16,024,949

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	313,449	57,711,433	43,014,392	5,483,952	109,476,299	9,272,934
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	447,706	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(72,352)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	184,977	—	—	58	8,219	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	498,426	58,086,787	43,014,392	5,484,010	109,484,518	9,272,934

Net realized and unrealized gain (loss) on investments and foreign currencies	5,733,021	67,963,387	74,994,988	23,599,615	233,305,773	25,297,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,060,485	$74,602,911	$85,398,809	$24,385,209	$240,265,263	$28,970,411

* Net of foreign withholding taxes on interest and dividends of	$109,825	$1,486	$896	$13,072	$367,949	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

259

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2014

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,847,556	$743,330	$11,172,531	$1,882,793	$1,125,960	$9,191,664
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,857	36	5,204	427	99	22,518

Total investment income*	2,850,413	743,366	11,177,735	1,883,220	1,126,059	9,214,182

EXPENSES:
Investment advisory and management fees	2,470,731	544,170	4,654,853	2,035,102	661,316	2,888,654
Service fees:
Class 2	35,897	3,601	19,046	4,555	5,474	13,819
Class 3	320,130	128,225	895,246	210,899	203,192	697,601
Transfer agent fees	3,759	2,688	3,909	3,484	2,524	3,320
Custodian and accounting fees	82,560	46,904	145,210	55,726	40,635	78,616
Reports to shareholders	33,227	5,278	58,492	20,730	8,538	34,433
Audit and tax fees	34,108	34,176	34,236	34,145	34,103	34,103
Legal fees	8,250	7,227	11,556	7,543	5,963	8,946
Trustees’ fees and expenses	15,440	2,433	31,608	10,941	3,886	16,449
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	62	256	—	515	—
Other expenses	19,116	13,146	22,404	15,592	13,506	17,373

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	3,023,218	787,910	5,876,816	2,398,717	979,652	3,793,314
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(61,079)	—	—	31,036	—
Fees paid indirectly (Note 5)	(19,273)	—	(8,518)	(20,339)	—	—

Net expenses	3,003,945	726,831	5,868,298	2,378,378	1,010,688	3,793,314

Net investment income (loss)	(153,532)	16,535	5,309,437	(495,158)	115,371	5,420,868

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	55,404,216	13,834,582	42,646,971	31,327,336	17,509,834	37,063,491
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(3,369)	(4,621)	—	—	(8,795)

Net realized gain (loss) on investments and foreign currencies	55,404,216	13,831,213	42,642,350	31,327,336	17,509,834	37,054,696

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	37,408,426	(2,454,383)	72,357,136	29,056,638	3,227,869	(45,098,891)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	186	200	—	—	147
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	37,408,426	(2,454,197)	72,357,336	29,056,638	3,227,869	(45,098,744)

Net realized and unrealized gain (loss) on investments and foreign currencies	92,812,642	11,377,016	114,999,686	60,383,974	20,737,703	(8,044,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,659,110	$11,393,551	$120,309,123	$59,888,816	$20,853,074	$(2,623,180)

* Net of foreign withholding taxes on interest and dividends of	$15,682	$11,659	$120,919	$32,438	$1,743	$8,123

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

260

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2014

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,246,900	$1,872,110	$476,584	$1,120,222	$1,843,220	$264,911
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,585	313	180	1,251	778	79

Total investment income*	5,248,485	1,872,423	476,764	1,121,473	1,843,998	264,990

EXPENSES:
Investment advisory and management fees	3,479,563	1,958,313	837,067	2,075,543	1,598,331	364,066
Service fees:
Class 2	—	27,378	5,472	6,547	21,402	4,342
Class 3	642,992	360,027	68,763	542,651	286,659	59,103
Transfer agent fees	1,968	4,164	4,477	3,290	3,166	2,688
Custodian and accounting fees	71,598	62,096	47,122	68,650	47,154	33,541
Reports to shareholders	32,048	21,968	11,417	24,618	15,123	3,816
Audit and tax fees	34,147	34,155	34,155	34,162	34,128	34,618
Legal fees	8,695	7,521	6,287	7,875	6,863	6,510
Trustees’ fees and expenses	16,188	10,918	5,049	12,300	7,839	1,342
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	89	—	27	—	26
Other expenses	17,963	16,743	13,979	18,075	14,900	13,245

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	4,305,162	2,503,372	1,033,788	2,793,738	2,035,565	523,297
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	(36,407)
Fees paid indirectly (Note 5)	—	(14,197)	(9,065)	(35,195)	(3,970)	(8,559)

Net expenses	4,305,162	2,489,175	1,024,723	2,758,543	2,031,595	478,331

Net investment income (loss)	943,323	(616,752)	(547,959)	(1,637,070)	(187,597)	(213,341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	16,046,935	48,431,129	14,845,353	41,955,309	19,286,184	4,040,865
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(207)	—	(69)	371	(20,540)

Net realized gain (loss) on investments and foreign currencies	16,046,935	48,430,922	14,845,353	41,955,240	19,286,555	4,020,325

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	49,227,292	23,505,273	15,322,374	29,537,593	24,480,858	2,924,869
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	(5,183)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	49,227,292	23,505,273	15,322,374	29,537,593	24,480,858	2,919,686

Net realized and unrealized gain (loss) on investments and foreign currencies	65,274,227	71,936,195	30,167,727	71,492,833	43,767,413	6,940,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,217,550	$71,319,443	$29,619,768	$69,855,763	$43,579,816	$6,726,670

* Net of foreign withholding taxes on interest and dividends of	$2,634	$8,221	$—	$10,453	$23,014	$1,511

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

261

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2014

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,864,652	$10,239,114	$5,636,754	$6,559,149	$8,970,475	$21,215,557
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	878	7,251	582	5,351	1,193	3,400

Total investment income*	9,865,530	10,246,365	5,637,336	6,564,500	8,971,668	21,218,957

EXPENSES:
Investment advisory and management fees	5,902,161	3,343,672	2,248,210	2,215,869	3,444,482	6,665,240
Service fees:
Class 2	30,643	13,996	8,331	28,845	9,096	36,915
Class 3	1,507,132	547,572	90,386	465,484	416,108	1,655,971
Transfer agent fees	2,200	4,311	3,909	3,308	3,143	2,501
Custodian and accounting fees	128,232	179,433	171,900	230,532	423,045	385,804
Reports to shareholders	55,892	31,125	24,893	22,249	68,969	72,388
Audit and tax fees	34,113	53,142	44,994	69,889	48,080	83,806
Legal fees	10,360	10,568	15,857	15,819	21,634	12,779
Trustees’ fees and expenses	27,377	24,716	13,839	10,502	12,989	36,839
Deferred offering costs	—	—	—	—	—	—
Interest expense	4,866	57	—	894	—	—
Other expenses	26,411	19,237	20,965	25,249	19,373	27,259

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	7,729,387	4,227,829	2,643,284	3,088,640	4,466,919	8,979,502
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(180,855)	—	—	(306,880)	—
Fees paid indirectly (Note 5)	(141,104)	(11,137)	(7,731)	—	(567)	(10,845)

Net expenses	7,588,283	4,035,837	2,635,553	3,088,640	4,159,472	8,968,657

Net investment income (loss)	2,277,247	6,210,528	3,001,783	3,475,860	4,812,196	12,250,300

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	102,970,723	33,500,987	22,207,630	12,706,870	(10,814,531)	9,324,434
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	6,427,847	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,737,154)	(140,188)	623,530	(65,013)	(187,571)

Net realized gain (loss) on investments and foreign currencies	102,970,723	31,763,833	22,067,442	19,758,247	(10,879,544)	9,136,863

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	27,921,147	3,790,259	18,237,032	4,447,228	(33,370,417)	84,058,009
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(936,580)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(109,053)	8,336	(674,338)	(17,858)	27,454
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	14,767	44,229	342,001	—

Net unrealized gain (loss) on investments and foreign currencies	27,921,147	3,681,206	18,260,135	2,880,539	(33,046,274)	84,085,463

Net realized and unrealized gain (loss) on investments and foreign currencies	130,891,870	35,445,039	40,327,577	22,638,786	(43,925,818)	93,222,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,169,117	$41,655,567	$43,329,360	$26,114,646	$(39,113,622)	$105,472,626

* Net of foreign withholding taxes on interest and dividends of	$—	$919,727	$254,952	$495,545	$1,158,347	$2,179,415

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$46,402	$160,236	$—

See Notes to Financial Statements

262

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,234,453)	$(1,254,289)	$57,775,718	$57,155,222	$4,441,714	$4,371,775
Net realized gain (loss) on investments and foreign currencies	50	625	4,568,477	15,497,212	(5,583,735)	472,421
Net unrealized gain (loss) on investments and foreign currencies	(33,314)	37,111	(24,209,648)	19,374,610	(1,206,199)	(2,742,969)

Net increase (decrease) in net assets resulting from operations	(1,267,717)	(1,216,553)	38,134,547	92,027,044	(2,348,220)	2,101,227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(19,760,315)	(13,999,132)	(1,423,395)	(4,672,391)
Net investment income — Class 2	—	—	(1,363,271)	(1,934,064)	(108,491)	(738,074)
Net investment income — Class 3	—	—	(36,075,587)	(42,636,895)	(2,497,389)	(13,318,114)
Net realized gain on securities — Class 1	—	—	(5,418,593)	(2,591,476)	(1,049,952)	(3,069,939)
Net realized gain on securities — Class 2	—	—	(389,498)	(369,554)	(94,912)	(500,533)
Net realized gain on securities — Class 3	—	—	(10,464,601)	(8,246,869)	(2,286,839)	(9,098,283)

Total distributions to shareholders	—	—	(73,471,865)	(69,777,990)	(7,460,978)	(31,397,334)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,128,549	(43,418,268)	307,942,207	106,140,266	89,513,898	56,389,518

TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,168)	(44,634,821)	272,604,889	128,389,320	79,704,700	27,093,411

NET ASSETS:
Beginning of period	284,206,395	328,841,216	1,181,730,730	1,053,341,410	346,739,497	319,646,086

End of period†	$284,067,227	$284,206,395	$1,454,335,619	$1,181,730,730	$426,444,197	$346,739,497

† Includes accumulated undistributed net investment income (loss)	$(108,582)	$(95,392)	$57,636,936	$57,058,967	$(7,493,468)	$(4,208,005)

See Notes to Financial Statements

263

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,819,479	$21,532,357	$17,249,039	$16,340,177	$2,589,821	$2,703,189
Net realized gain (loss) on investments and foreign currencies	2,724,009	7,235,373	(28,474,254)	28,274,153	18,369,844	8,072,449
Net unrealized gain (loss) on investments and foreign currencies	(1,249,976)	15,739,772	(13,639,475)	4,416,521	4,656,431	7,155,322

Net increase (decrease) in net assets resulting from operations	25,293,512	44,507,502	(24,864,690)	49,030,851	25,616,096	17,930,960

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(10,448,362)	(7,021,247)	(6,555,979)	(6,239,872)	(1,306,074)	(1,144,937)
Net investment income — Class 2	(885,625)	(1,135,118)	(247,398)	(763,260)	(144,091)	(112,125)
Net investment income — Class 3	(10,157,767)	(11,930,465)	(12,038,799)	(26,860,403)	(1,355,509)	(886,226)
Net realized gain on securities — Class 1	—	—	(5,875,409)	(1,281,989)	—	—
Net realized gain on securities — Class 2	—	—	(254,305)	(164,059)	—	—
Net realized gain on securities — Class 3	—	—	(12,745,320)	(5,834,086)	—	—

Total distributions to shareholders	(21,491,754)	(20,086,830)	(37,717,210)	(41,143,669)	(2,805,674)	(2,143,288)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	90,828,129	26,632,843	436,079,779	297,853,294	9,718,850	19,678,432

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,629,887	51,053,515	373,497,879	305,740,476	32,529,272	35,466,104

NET ASSETS:
Beginning of period	341,072,593	290,019,078	1,212,711,099	906,970,623	175,216,507	139,750,403

End of period†	$435,702,480	$341,072,593	$1,586,208,978	$1,212,711,099	$207,745,779	$175,216,507

† Includes accumulated undistributed net investment income (loss)	$23,359,906	$20,987,459	$18,431,201	$20,475,417	$2,799,034	$2,832,124

See Notes to Financial Statements

264

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the period July 16, 2012@ through January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$12,010,962	$13,775,366	$37,212,815	$14,112,807	$13,729,711	$1,267,152
Net realized gain (loss) on investments and foreign currencies	71,131,936	29,945,229	76,530,832	(2,975,532)	3,073,127	(388,690)
Net unrealized gain (loss) on investments and foreign currencies	(6,313,525)	28,767,980	265,154,893	101,867,428	84,310,898	9,628,229

Net increase (decrease) in net assets resulting from operations	76,829,373	72,488,575	378,898,540	113,004,703	101,113,736	10,506,691

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(5,918,881)	(7,133,518)	—	—	—	—
Net investment income — Class 2	(931,461)	(1,171,691)	—	—	—	—
Net investment income — Class 3	(7,419,375)	(8,166,378)	—	(16,707,224)	—	(1,492,650)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	(6,554,284)	—	(490,950)	(253,781)

Total distributions to shareholders	(14,269,717)	(16,471,587)	(6,554,284)	(16,707,224)	(490,950)	(1,746,431)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(58,794,048)	(68,312,675)	3,272,630,992	2,075,210,251	2,039,092,961	281,003,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,765,608	(12,295,687)	3,644,975,248	2,171,507,730	2,139,715,747	289,764,193

NET ASSETS:
Beginning of period	640,073,355	652,369,042	2,192,951,558	21,443,828	289,764,193	—

End of period†	$643,838,963	$640,073,355	$5,837,926,806	$2,192,951,558	$2,429,479,940	$289,764,193

† Includes accumulated undistributed net investment income (loss)	$12,485,849	$14,267,576	$44,950,280	$(530,466)	$16,472,203	$(61,711)

@	Commencement of operations

See Notes to Financial Statements

265

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility
	For the period May 1, 2013@ through January 31, 2014	For the period May 1, 2013@ through January 31, 2014	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(168,991)	$150,722	$1,327,464	$1,275,014
Net realized gain (loss) on investments and foreign currencies	2,130,133	303,607	5,234,595	4,455,602
Net unrealized gain (loss) on investments and foreign currencies	9,623	1,703,794	498,426	1,845,452

Net increase (decrease) in net assets resulting from operations	1,970,765	2,158,123	7,060,485	7,576,068

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(537,360)	(749,657)
Net investment income — Class 2	—	—	(56,703)	(100,859)
Net investment income — Class 3	(342,888)	(155,632)	(552,045)	(773,806)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	(1,548,502)	(59,105)	—	—

Total distributions to shareholders	(1,891,390)	(214,737)	(1,146,108)	(1,624,322)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	73,461,256	74,728,247	(3,810,326)	(2,666,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,540,631	76,671,633	2,104,051	3,284,902

NET ASSETS:
Beginning of period	—	—	49,307,721	46,022,819

End of period†	$73,540,631	$76,671,633	$51,411,772	$49,307,721

† Includes accumulated undistributed net investment income (loss)	$(349,599)	$19,758	$1,318,440	$1,288,332

@	Commencement of operations

See Notes to Financial Statements

266

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$6,639,524	$1,741,037	$10,403,821	$8,272,200	$785,594	$727,221
Net realized gain (loss) on investments and foreign currencies	9,876,600	932,506	31,980,596	10,067,078	18,115,605	8,704,530
Net unrealized gain (loss) on investments and foreign currencies	58,086,787	14,645,259	43,014,392	30,051,823	5,484,010	3,670,185

Net increase (decrease) in net assets resulting from operations	74,602,911	17,318,802	85,398,809	48,391,101	24,385,209	13,101,936

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,735,941)	(260,298)	(5,990,669)	(3,900,613)	(498,357)	(465,107)
Net investment income — Class 2	—	—	(168,779)	(181,082)	(27,207)	(50,094)
Net investment income — Class 3	—	—	(1,970,825)	(1,465,415)	(186,193)	(223,372)
Net realized gain on securities — Class 1	—	—	(7,361,434)	(1,941,575)	—	—
Net realized gain on securities — Class 2	—	—	(228,407)	(97,479)	—	—
Net realized gain on securities — Class 3	—	—	(2,695,371)	(827,548)	—	—

Total distributions to shareholders	(1,735,941)	(260,298)	(18,415,485)	(8,413,712)	(711,757)	(738,573)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	420,456,568	186,933,585	200,342,999	82,339,687	59,063,933	(998,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	493,323,538	203,992,089	267,326,323	122,317,076	82,737,385	11,364,491

NET ASSETS:
Beginning of period	222,476,678	18,484,589	381,935,973	259,618,897	95,799,343	84,434,852

End of period†	$715,800,216	$222,476,678	$649,262,296	$381,935,973	$178,536,728	$95,799,343

† Includes accumulated undistributed net investment income (loss)	$6,651,132	$1,741,038	$10,405,611	$8,122,911	$794,772	$711,429

See Notes to Financial Statements

267

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		Alliance Growth
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,959,490	$15,524,911	$3,672,528	$2,388,922	$(153,532)	$773,834
Net realized gain (loss) on investments and foreign currencies	123,821,255	75,928,956	16,024,949	8,973,480	55,404,216	34,356,594
Net unrealized gain (loss) on investments and foreign currencies	109,484,518	69,113,268	9,272,934	2,372,792	37,408,426	9,340,881

Net increase (decrease) in net assets resulting from operations	240,265,263	160,567,135	28,970,411	13,735,194	92,659,110	44,471,309

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,091,847)	(4,159,327)	(1,100,881)	(665,608)	(680,310)	(1,058,263)
Net investment income — Class 2	(715,722)	(440,708)	(112,017)	(139,331)	(26,139)	(78,515)
Net investment income — Class 3	(5,844,646)	(3,309,130)	(1,176,913)	(970,788)	(25,341)	(281,485)
Net realized gain on securities — Class 1	(35,194,975)	(30,144,606)	—	—	—	—
Net realized gain on securities — Class 2	(4,090,929)	(4,088,387)	—	—	—	—
Net realized gain on securities — Class 3	(36,513,614)	(34,956,920)	—	—	—	—

Total distributions to shareholders	(89,451,733)	(77,099,078)	(2,389,811)	(1,775,727)	(731,790)	(1,418,263)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(67,091,863)	(80,304,604)	74,400,990	14,309,951	(41,667,974)	(56,346,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,721,667	3,163,453	100,981,590	26,269,418	50,259,346	(13,293,946)

NET ASSETS:
Beginning of period	1,238,815,861	1,235,652,408	105,031,026	78,761,608	371,708,934	385,002,880

End of period†	$1,322,537,528	$1,238,815,861	$206,012,616	$105,031,026	$421,968,280	$371,708,934

† Includes accumulated undistributed net investment income (loss)	$7,035,182	$13,652,215	$3,672,529	$2,388,922	$(114,030)	$592,251

See Notes to Financial Statements

268

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		MFS Massachusetts Investors Trust		Fundamental Growth
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,535	$314,235	$5,309,437	$3,689,903	$(495,158)	$(13,600)
Net realized gain (loss) on investments and foreign currencies	13,831,213	3,220,924	42,642,350	26,731,046	31,327,336	15,063,586
Net unrealized gain (loss) on investments and foreign currencies	(2,454,197)	3,292,620	72,357,336	46,397,305	29,056,638	5,250,431

Net increase (decrease) in net assets resulting from operations	11,393,551	6,827,779	120,309,123	76,818,254	59,888,816	20,300,417

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(57,375)	(30,904)	(2,151,620)	(894,390)	—	—
Net investment income — Class 2	(14,824)	(6,662)	(58,785)	(66,042)	—	—
Net investment income — Class 3	(286,912)	(78,523)	(1,507,693)	(1,661,060)	—	—
Net realized gain on securities — Class 1	—	—	(6,831,792)	—	—	—
Net realized gain on securities — Class 2	—	—	(244,599)	—	—	—
Net realized gain on securities — Class 3	—	—	(7,138,482)	—	—	—

Total distributions to shareholders	(359,111)	(116,089)	(17,932,971)	(2,621,492)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,164,883)	(8,020,653)	224,409,648	94,556,715	42,348,267	30,704,681

TOTAL INCREASE (DECREASE) IN NET ASSETS	869,557	(1,308,963)	326,785,800	168,753,477	102,237,083	51,005,098

NET ASSETS:
Beginning of period	60,424,683	61,733,646	511,571,096	342,817,619	193,039,058	142,033,960

End of period†	$61,294,240	$60,424,683	$838,356,896	$511,571,096	$295,276,141	$193,039,058

† Includes accumulated undistributed net investment income (loss)	$19,228	$310,816	$5,309,714	$3,679,107	$(144,278)	$(86,476)

See Notes to Financial Statements

269

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$115,371	$159,504	$5,420,868	$3,845,915	$943,323	$2,609,185
Net realized gain (loss) on investments and foreign currencies	17,509,834	9,120,456	37,054,696	29,559,932	16,046,935	2,889,385
Net unrealized gain (loss) on investments and foreign currencies	3,227,869	(1,222,416)	(45,098,744)	9,416,674	49,227,292	39,616,244

Net increase (decrease) in net assets resulting from operations	20,853,074	8,057,544	(2,623,180)	42,822,521	66,217,550	45,114,814

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(33,015)	—	(1,144,858)	(731,416)	(1,115,517)	(126,831)
Net investment income — Class 2	(6,581)	—	(89,664)	(94,758)	—	—
Net investment income — Class 3	(99,860)	—	(2,611,393)	(2,451,445)	(1,674,049)	(551,312)
Net realized gain on securities — Class 1	(720,172)	—	—	—	(403,161)	—
Net realized gain on securities — Class 2	(270,333)	—	—	—	—	—
Net realized gain on securities — Class 3	(6,133,494)	—	—	—	(816,620)	—

Total distributions to shareholders	(7,263,455)	—	(3,845,915)	(3,277,619)	(4,009,347)	(678,143)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,445,432)	(4,034,039)	30,053,885	19,982,204	45,296,263	25,749,899

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,144,187	4,023,505	23,584,790	59,527,106	107,504,466	70,186,570

NET ASSETS:
Beginning of period	89,781,528	85,758,023	381,165,337	321,638,231	303,694,598	233,508,028

End of period†	$99,925,715	$89,781,528	$404,750,127	$381,165,337	$411,199,064	$303,694,598

† Includes accumulated undistributed net investment income (loss)	$115,728	$137,775	$5,412,073	$3,845,915	$762,942	$2,609,185

See Notes to Financial Statements

270

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(616,752)	$77,812	$(547,959)	$(281,536)	$(1,637,070)	$(1,110,810)
Net realized gain (loss) on investments and foreign currencies	48,430,922	11,545,619	14,845,353	2,498,352	41,955,240	17,258,539
Net unrealized gain (loss) on investments and foreign currencies	23,505,273	15,112,287	15,322,374	8,867,357	29,537,593	18,817,089

Net increase (decrease) in net assets resulting from operations	71,319,443	26,735,718	29,619,768	11,084,173	69,855,763	34,964,818

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	(3,787,760)	(1,218,607)
Net realized gain on securities — Class 2	—	—	—	—	(242,915)	(140,140)
Net realized gain on securities — Class 3	—	—	—	—	(12,177,648)	(6,395,254)

Total distributions to shareholders	—	—	—	—	(16,208,323)	(7,754,001)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,451,476	5,919,235	9,607,981	7,869,600	(16,326,382)	16,867,695

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,770,919	32,654,953	39,227,749	18,953,773	37,321,058	44,078,512

NET ASSETS:
Beginning of period	219,798,646	187,143,693	90,625,627	71,671,854	256,989,373	212,910,861

End of period†	$295,569,565	$219,798,646	$129,853,376	$90,625,627	$294,310,431	$256,989,373

† Includes accumulated undistributed net investment income (loss)	$(224,018)	$(105,384)	$(81,634)	$(58,175)	$—	$(5,537)

See Notes to Financial Statements

271

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Marsico Focused Growth		Technology		Small & Mid Cap Value
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(187,597)	$373,734	$(213,341)	$(220,121)	$2,277,247	$1,973,771
Net realized gain (loss) on investments and foreign currencies	19,286,555	6,190,807	4,020,325	978,616	102,970,723	46,932,366
Net unrealized gain (loss) on investments and foreign currencies	24,480,858	5,591,897	2,919,686	(854,156)	27,921,147	49,501,375

Net increase (decrease) in net assets resulting from operations	43,579,816	12,156,438	6,726,670	(95,661)	133,169,117	98,407,512

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(148,784)	(59,570)	—	—	(135,329)	(3,377)
Net investment income — Class 2	(7,644)	(16,350)	—	—	(69,507)	(78,783)
Net investment income — Class 3	(13,702)	(98,631)	—	—	(1,528,019)	(2,042,607)
Net realized gain on securities — Class 1	(2,044,486)	(614,197)	—	—	(2,025,539)	(58,967)
Net realized gain on securities — Class 2	(399,494)	(422,511)	—	—	(1,489,668)	(1,389,358)
Net realized gain on securities — Class 3	(3,387,976)	(2,949,255)	—	—	(43,675,093)	(40,340,222)

Total distributions to shareholders	(6,002,086)	(4,160,514)	—	—	(48,923,155)	(43,913,314)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	70,731,829	12,698,687	(2,179,380)	(4,643,150)	(66,829,207)	(8,851,626)

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,309,559	20,694,611	4,547,290	(4,738,811)	17,416,755	45,642,572

NET ASSETS:
Beginning of period	140,140,358	119,445,747	35,427,973	40,166,784	623,086,420	577,443,848

End of period†	$248,449,917	$140,140,358	$39,975,263	$35,427,973	$640,503,175	$623,086,420

† Includes accumulated undistributed net investment income (loss)	$13,008	$370,294	$(24,243)	$(37,364)	$2,454,651	$850,826

See Notes to Financial Statements

272

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,210,528	$6,686,803	$3,001,783	$1,613,697	$3,475,860	$4,146,170
Net realized gain (loss) on investments and foreign currencies	31,763,833	2,194,766	22,067,442	5,413,572	19,758,247	4,495,152
Net unrealized gain (loss) on investments and foreign currencies	3,681,206	45,699,945	18,260,135	16,167,556	2,880,539	29,860,929

Net increase (decrease) in net assets resulting from operations	41,655,567	54,581,514	43,329,360	23,194,825	26,114,646	38,502,251

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,038,262)	(1,958,340)	(1,568,695)	(885,259)	(1,487,999)	(533,037)
Net investment income — Class 2	(174,268)	(204,937)	(20,361)	(32,690)	(473,144)	(161,864)
Net investment income — Class 3	(3,650,582)	(4,670,203)	(121,476)	(166,960)	(4,525,158)	(1,286,107)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(6,863,112)	(6,833,480)	(1,710,532)	(1,084,909)	(6,486,301)	(1,981,008)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	7,362,135	(26,812,080)	160,301,664	73,906,391	(24,873,144)	(39,470,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,154,590	20,935,954	201,920,492	96,016,307	(5,244,799)	(2,949,408)

NET ASSETS:
Beginning of period	338,815,905	317,879,951	197,491,105	101,474,798	262,398,590	265,347,998

End of period†	$380,970,495	$338,815,905	$399,411,597	$197,491,105	$257,153,791	$262,398,590

† Includes accumulated undistributed net investment income (loss)	$6,932,707	$4,593,387	$2,893,788	$1,602,470	$3,271,175	$5,335,542

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the year ended January 31, 2014	For the year ended January 31, 2013	For the year ended January 31, 2014	For the year ended January 31, 2013
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$4,812,196	$2,244,365	$12,250,300	$15,371,089
Net realized gain (loss) on investments and foreign currencies	(10,879,544)	(3,366,561)	9,136,863	(3,407,725)
Net unrealized gain (loss) on investments and foreign currencies	(33,046,274)	20,634,531	84,085,463	108,477,020

Net increase (decrease) in net assets resulting from operations	(39,113,622)	19,512,335	105,472,626	120,440,384

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(922,638)	(494,972)	(3,500,438)	(734,734)
Net investment income — Class 2	(23,744)	(23,040)	(423,302)	(458,375)
Net investment income — Class 3	(563,128)	(546,697)	(10,831,643)	(11,263,470)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(1,509,510)	(1,064,709)	(14,755,383)	(12,456,579)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	92,096,186	42,780	76,295,723	26,582,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,473,054	18,490,406	167,012,966	134,566,385

NET ASSETS:
Beginning of period	281,220,101	262,729,695	745,750,210	611,183,825

End of period†	$332,693,155	$281,220,101	$912,763,176	$745,750,210

† Includes accumulated undistributed net investment income (loss)	$4,552,226	$1,474,789	$12,803,513	$14,951,798

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

January 31, 2014

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, thirty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) (formerly SunAmerica Asset Management Corp.*), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas corporation, and The United States Life Insurance Company, a New York corporation (“USL”). AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2013, the VCP Total Return BalancedSM Portfolio and the VCPSM Value Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

*	Effective upon the close of business December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

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The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in combination of fixed income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 60% of net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing principally in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

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The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside of the U.S., which its subadviser believes when compared to developed markets have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2014 are reported on a schedule following the Portfolio of Investments.

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Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Option and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or

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gain exposure to certain foreign currencies or to enhance return. During the year ended January 31, 2014, the Global Bond, Total Return Bond, VCPSM Value, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. The International Diversified Equities Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates as well as to enhance returns. Forward contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2014, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended January 31, 2014, the Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2014, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At January 31, 2014, a portion of the due to / from broker amount as disclosed in the Statements of Assets and Liabilities as due from broker for the Global Bond, Total Return Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

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Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended January 31, 2014, the Total Return Bond and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2014, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended January 31, 2014 are summarized as follows:

	Written Options
	Total Return Bond Portfolio			VCP Total Return Balanced SM Portfolio
	Number of Contracts	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2013	—	201,700,000	$1,107,346	—	$—	$—
Options written	1,913	1,176,200,000	4,371,343	26	19,600,000	59,587
Options terminated in closing purchase transactions	—	(341,900,000)	(1,044,837)	—	—	—
Options exercised	—	(77,200,000)	(297,310)	(8)	(900,000)	(8,830)
Options expired (written)	—	(203,800,000)	(756,021)	(10)	(2,900,000)	(15,100)

Options outstanding as of January 31, 2014	1,913	755,000,000	$3,380,521	8	$15,800,000	$35,657

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation.

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During the period ended January 31, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of January 31, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an

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indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the period ending January 31, 2014, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the period ending January 31, 2014, the VCP Total Return BalancedSM had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended January 31, 2014, the Global Bond, Total Return Bond, and VCP Total Return BalancedSM Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolios also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2014, the Global Bond Portfolio, Total Return Bond and VCP Total Return BalancedSM Portfolio had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

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At January 31, 2014, the due to / from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset Liabilities.

The following table represent the value of derivatives held as of January 31, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2014. For a detailed presentation of derivatives held as of January 31, 2014, please refer to the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$140,447	Variation margin on futures contracts	$140,419
	Unrealized appreciation on swap contracts	1,866,449	Unrealized depreciation on swap contracts	2,990,291
Credit contracts(4)	Unrealized appreciation on swap contracts	190,601	Unrealized depreciation on swap contracts	38,992
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	2,833,953	Unrealized depreciation on forward foreign currency contracts	1,640,168

		$5,031,450		$4,809,870

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,716,536	$95,117
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	397,330	61,186

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(4,793,669)	$1,217,219

		$(2,679,803)	$1,373,522

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $196,483,361
(3)	The average notional amount outstanding for interest rate swap contracts was $880,161,540
(4)	The average notional amount outstanding for credit default swap contracts was $42,500,175
(5)	The average notional amount outstanding for forward foreign currency contracts was $308,267,858
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,024,888 as reported in the Portfolio of Investments

	Total Return Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)(10)	Variation margin on futures contracts	$176,164	Variation margin on futures contracts	$38,379
	Unrealized appreciation on swap contracts	116,372	Unrealized depreciation on swap contracts	3,032,142
	Call and put options written, at value	—	Call and put options written, at value	2,685,870
	Call and put options purchased, at value	941,173	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	117,276	Unrealized depreciation on swap contracts	457,029
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	3,155,539	Unrealized depreciation on forward foreign currency contracts	1,208,920

		$4,506,524		$7,422,340

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(11)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$—	$45,126
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	3,449,797	(8,607,618)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	29,146	(209,355)
Foreign exchange contracts(6). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,540,720)	9,466,217

		$(2,061,777)	$694,370

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $218,151,949.
(3)	The average notional amount outstanding for interest rate swap contracts was $198,038,610.
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $395,532,731.
(5)	The average notional amount outstanding for credit default swap contracts was $30,625,000.

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(6)	The average notional amount outstanding for forward foreign currency contracts was $294,555,878
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(112,753) as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $31,600,000.
(9)	The realized gain/(loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	Purchased options contracts are included in Investments at value (unaffiliated)
(11)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Balanced Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,910
Interest rate contracts(3)(4)	Variation margin on futures contracts	6,367	Variation margin on futures contracts	1,562

		$6,367		$5,472

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$449,803	$(46,877)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	231,691	(23,548)

		$681,494	$(70,425)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,987,611
(3)	The average value outstanding for interest rate futures was $7,856,913
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(62,935) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$575,222

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$40,687,287	$(14,464,049)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $817,813,540
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(3,515,510) as reported in the Portfolio of Investments

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	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$253,230	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(11,868,569)	$(476,836)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $179,248,226
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $145,596 as reported in the Portfolio of Investments

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(6)(7)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$97,203
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
Interest rate contracts(3)(4)(5)(7)	Call and put options written, at value	—	Call and put options written, at value	17,590
	Variation margin on futures contracts	2,375	Variation margin on futures contracts	—
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	5,559
Credit contracts(8)	Unrealized appreciation on swap contracts	23,021	Unrealized depreciation on swap contracts	5,088

		$25,396		$125,440

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,159,363	$(138,069)
Interest rate contracts(3)(4)(5)(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	17,305	12,755
Credit contracts(8)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	35,668	17,933

		$2,212,336	$(107,381)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $23,513,383
(3)	The average value outstanding for interest rate futures contracts was $502,682
(4)	The average value outstanding for written options contracts on exchange traded futures contracts was $6,951
(5)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $8,189,383
(6)	The average notional amount outstanding for total return swap contracts was $5,962,337

286

(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(137,831) as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for credit default swap contracts was $4,888,889
(9)	The average notional amount outstanding for interest rate swap contracts was $400,000

	VCPSM Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2). .	Unrealized appreciation on forward foreign currency contracts	$37,576	Unrealized depreciation on forward foreign currency contracts	$2,387

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(18,611)	$35,189

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding since the date of inception for forward foreign currency contracts was $1,275,646.

	Telecom Utility Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2). .	Unrealized appreciation on forward foreign currency contracts	$62,061	Unrealized depreciation on forward foreign currency contracts	$3,651

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(179,388)	$186,898

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,272,236

	Equity Index Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$18,630

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,369,891	$(72,352)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $9,944,890
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(15,128) as reported in the Portfolio of Investments

287

	International Growth and Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2). .	Unrealized appreciation on forward foreign currency contracts	$1,066,252	Unrealized depreciation on forward foreign currency contracts	$1,206,571

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(1,574,609)	$(115,512)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $150,131,957

	International Diversified Equities Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$11,644	Variation margin on futures contracts	$28,573
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	62,380	Unrealized depreciation on forward foreign currency contracts	276,367

		$74,024		$304,940

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$6,427,847	$(936,580)
Foreign exchange contracts(3). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	872,867	(717,389)

		$7,300,714	$(1,653,969)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $35,327,119
(3)	The average notional amount outstanding for forward foreign currency contracts was $66,484,844
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $172,859 as reported in the Portfolio of Investments

288

As of January 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of January 31, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio’s holdings in repurchase agreements.

Assets:	Global Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$97,251	$—	$97,251
Exchange traded	140,447	—	140,447
Centrally Cleared	2,716,114	—	2,716,114
Foreign exchange contracts
Over the counter	2,833,953	—	2,833,953
Credit contracts
Over the counter	198,475	—	198,475

Total derivatives, subject to a master netting arrangement or similar arrangement	$5,986,240	$—	$5,986,240

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$140,447	$(140,419)	$(28)	$—
Centrally Cleared	2,716,114	(2,716,114)	—	—
Bank of America N.A.	203,285	(108,393)	(94,892)	—
Barclays Bank PLC	553,770	(158,799)	(394,971)	—
BNP Paribas SA	182,773	(39,869)	—	142,904
Citibank N.A.	159,416	(159,416)	—	—
Credit Suisse International	203,439	(137,838)	—	65,601
Deutsche Bank AG London	174,728	(174,728)	—	—
HSBC Bank PLC	86,067	(65,190)	—	20,877
JPMorgan Chase Bank N.A.	43,581	(43,581)	—	—
Merrill Lynch International Bank, Ltd.	10,975	—	—	10,975
Morgan Stanley & Co. International PLC	199,139	(199,139)	—	—
Royal Bank of Canada	546,108	(35,963)	—	510,145
Royal Bank of Scotland PLC	37,274	(37,274)	—	—
Standard Chartered Bank	113,736	(87,254)	—	26,482
State Street Bank London	137,508	(54,671)	—	82,837
UBS AG London	330,556	(136,962)	—	193,594
Westpac Banking Corp.	147,324	(137,451)	—	9,873

Total	$5,986,240	$(4,433,061)	$(489,891)	$1,063,288

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

289

Liabilities:	Global Bond Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$431,580	$—	$431,580
Exchange traded	140,419	—	140,419
Centrally cleared	5,239,478	—	5,239,478
Foreign exchange contracts
Over the counter	1,640,168	—	1,640,168
Credit contracts
Over the counter	64,171	—	64,171

Total derivatives, subject to a master netting arrangement or similar arrangement	$7,515,816	$—	$7,515,816

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$140,419	$(140,419)	$—	$—
Centrally Cleared	5,239,478	(2,716,114)	—	2,523,364
Bank of America N.A.	108,393	(108,393)	—	—
Barclays Bank PLC	158,799	(158,799)	—	—
BNP Paribas SA	39,869	(39,869)	—	—
Citibank N.A.	191,424	(159,416)	(32,008)	—
Credit Suisse International	137,838	(137,838)	—	—
Deutsche Bank AG London	436,667	(174,728)	(100,490)	161,449
HSBC Bank PLC	65,190	(65,190)	—	—
JPMorgan Chase Bank N.A.	73,822	(43,581)	—	30,241
Morgan Stanley & Co. International PLC	367,819	(199,139)	(145,956)	22,724
Royal Bank of Canada	35,963	(35,963)	—	—
Royal Bank of Scotland PLC	103,797	(37,274)	—	66,523
Standard Chartered Bank	87,254	(87,254)	—	—
State Street Bank London	54,671	(54,671)	—	—
UBS AG London	136,962	(136,962)	—	—
Westpac Banking Corp.	137,451	(137,451)	—	—

Total	$7,515,816	$(4,433,061)	$278,454	$2,804,301

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

290

Assets:	Total Return Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$1,499,668	$—	$1,499,668
Exchange traded	176,164	—	176,164
Foreign exchange contracts
Over the counter	3,155,539	—	3,155,539
Credit contracts
Over the counter	117,276	—	117,276
Centrally cleared	1,049,245	—	1,049,245

Total derivatives, subject to a master netting arrangement or similar arrangement	$5,997,892	$—	$5,997,892

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Merrill Lynch Pierce Fenner & Smith, Inc.*	$176,164	$(176,164)	$—	$—
Bank of America N.A.	330,875	(330,875)	—	—
Barclays Bank PLC	1,620,463	(1,250,573)	—	369,890
Citibank N.A.	591,741	(591,741)	—	—
Goldman Sachs International	374,043	(335,005)	—	39,038
HSBC Bank PLC	32,052	(32,052)	—	—
JPMorgan Chase Bank N.A.	497,909	—	(349,986)	147,923
Morgan Stanley & Co., Inc.	337,937	(160,410)	(177,527)	—
Royal Bank of Scotland PLC	827,390	(827,390)	—	—
UBS AG	1,209,318	(1,209,318)	—	—

Total	$5,997,892	$(4,913,528)	$(527,513)	$556,851

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch Pierce Fenner & Smith, Inc. as Futures Commission Merchant

291

Liabilities	Total Return Bond Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$5,465,334	$—	$5,465,334
Exchange traded	222,942	—	222,942
Centrally cleared	198,249	—	198,249
Foreign exchange contracts
Over the counter	1,208,920	—	1,208,920
Credit contracts
Over the counter	2,187,475	—	2,187,475
Centrally cleared	11,082	—	11,082

Total derivatives, subject to a master netting arrangement or similar arrangement	$9,294,002	$—	$9,294,002

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch Pierce Fenner & Smith, Inc.*	$222,942	$(176,164)	$(46,778)	$—
Centrally cleared	198,249	—	—	198,249
Bank of America N.A.	1,233,128	(330,875)	(902,253)	—
Barclays Bank PLC	1,250,573	(1,250,573)	—	—
Citibank N.A.	1,372,047	(591,741)	—	780,306
Goldman Sachs Bank USA	1,052,205	—	(390,964)	661,241
Goldman Sachs International	335,005	(335,005)		—
HSBC Bank USA NA	186,323	(32,052)	—	154,271
Morgan Stanley & Co., Inc.	160,410	(160,410)	—	—
Morgan Stanley Capital Services LLC	389,944	—	(350,936)	39,008
Royal Bank of Scotland PLC	1,670,275	(827,390)	—	842,885
UBS AG	1,222,901	(1,209,318)	—	13,583

Total	$9,294,002	$(4,913,528)	$(1,690,931)	$2,689,543

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch Pierce Fenner & Smith, Inc. as Futures Commission Merchant

292

Assets:	Balanced Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$6,367	$—	$6,367

Total derivatives, subject to a master netting arrangement or similar arrangement	$6,367	$—	$6,367

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Merrill Lynch International, Inc.*	$6,367	$(5,472)	$(895)	$—

Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$1,562	$—	$1,562
Equity contracts
Exchange traded	3,910	—	3910

Total derivatives, subject to a master netting arrangement or similar arrangement	$5,472	$—	$5,472

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch International, Inc.*	$5,472	$(5,472)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch International, Inc. as Futures Commission Merchant

293

Liabilities:	SunAmerica Dynamic Allocation Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$575,222	$—	$575,222

Total derivatives, subject to a master netting arrangement or similar arrangement	$575,222	$—	$575,222

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$575,222	$—	$—	$575,222

Assets:	SunAmerica Dynamic Strategy Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$253,230	$—	$253,230

Total derivatives, subject to a master netting arrangement or similar arrangement	$253,230	$—	$253,230

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$253,230	$—	$—	$253,230

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant

294

Assets:	VCP Total Return BalancedSM Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$2,375	$—	$2,375
Credit contracts
Centrally cleared	117,608	—	117,608

Total derivatives, subject to a master netting arrangement or similar arrangement	$119,983	$—	$119,983

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Morgan Stanley & Co., LLC*	$2,375	$(2,375)	$—	$—
Centrally Cleared	117,608	(5,559)	—	112,049

Total	$119,983	$(7,934)	$—	$112,049

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Morgan Stanley & Co., LLC as Futures Commission Merchant

295

Liabilities:	VCP Total Return BalancedSM Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$17,590	$—	$17,590
Centrally cleared	5,559	—	5,559
Equity contracts
Exchange traded	97,203	—	97,203
Over the counter	0	—	0

Total derivatives, subject to a master netting arrangement or similar arrangement	$120,352	$—	$120,352

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch Pierce Fenner & Smith, Inc.*	$97,203	$—	$(94,821)	$2,382
Centrally Cleared	5,559	(5,559)	—	—
Morgan Stanley Capital Services LLC	5,143	—	—	5,143
Goldman Sachs Bank USA	9,637	—	—	9,637
Morgan Stanley & Co. LLC	2,810	(2,375)	—	435
Goldman Sachs International	0	—	—	0

Total	$120,352	$(7,934)	$(94,821)	$17,597

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch Pierce Fenner & Smith, Inc. as Futures Commission Merchant

296

Assets:	VCPSM Value Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$37,576	$—	$37,576

Total derivatives, subject to a master netting arrangement or similar arrangement	$37,576	$—	$37,576

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Cash Collateral Pledged@	Net Amount#
Bank of New York	$18,593	$(1,138)	$—	$17,455
State Street Bank & Trust Co.	18,983	(1,249)	—	17,734

Total	$37,576	$(2,387)	$—	$35,189

Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$2,387	$—	$2,387

Total derivatives, subject to a master netting arrangement or similar arrangement	$2,387	$—	$2,387

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Cash Collateral Pledged@	Net Amount#
Bank of New York	$1,138	$(1,138)	$—	$—
State Street Bank & Trust Co.	1,249	(1,249)	—	—

Total	$2,387	$(2,387)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

297

Assets:	Telecom Utility Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign Exchange Contracts
Over the counter	$62,061	$—	$62,061

Total derivatives, subject to a master netting arrangement or similar arrangement	$62,061	$—	$62,061

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Barclays Bank PLC	$25,445	$(216)	$—	$25,229
Credit Suisse London Branch	18,068	(1,018)	—	17,050
Deutsche Bank AG	771	(701)	—	70
JPMorgan Chase Bank N.A.	17,771	—		17,771
UBS AG	6	(6)		—

Total	$62,061	$(1,941)	$—	$60,210

Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign Exchange Contracts Over the counter	$3,651	$—	$3,651

Total derivatives, subject to a master netting arrangement or similar arrangement	$3,651	$—	$3,651

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Barclays Bank PLC	$216	$(216)	$—	$—
Citibank N.A.	362	—	—	362
Credit Suisse London Branch	1,018	(1,018)	—	—
Deutsche Bank AG	701	(701)	—	—
Goldman Sachs International	210	—	—	210
Merrill Lynch International Bank, Ltd.	364	—		364
Royal Bank of Scotland PLC	75	—		75
UBS AG	705	(6)		699

Total	$3,651	$(1,941)	$—	$1,710

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

298

Liabilities:	Equity Index Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$18,630	$—	$18,630

Total derivatives, subject to a master netting arrangement or similar arrangement	$18,630	$—	$18,630

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$18,630	$—	$18,630	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

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Assets:	International Growth and Income
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$1,066,252	$—	$1,066,252

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,066,252	$—	$1,066,252

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Cash Collateral Pledged@	Net Amount#
Barclays Bank PLC	$267,970	$(102,247)	$—	$165,723
Citibank N.A.	163,227	(132,518)	—	30,709
Credit Suisse International	2,037	(2,037)	—	—
Deutsche Bank AG London	56,719	(44,970)	—	11,749
HSBC Bank	44,950	(23,789)	—	21,161
JPMorgan Chase Bank N.A.	317,738	(128,720)	—	189,018
State Street Bank and Trust Co.	84,077	(84,077)	—	—
UBS AG	56,654	(41,632)	—	15,022
Westpac Banking Corp.	72,880	(72,880)	—	—

Total	$1,066,252	$(632,870)	$—	$433,382

Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$1,206,571	$—	$1,206,571

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,206,571	$—	$1,206,571

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Cash Collateral Pledged@	Net Amount#
Bank of America N.A.	$35,722	$—	$—	$35,722
Barclays Bank PLC	102,247	(102,247)	—	—
Citibank N.A.	132,518	(132,518)	—	—
Credit Suisse International	173,246	(2,037)	—	171,209
Deutsche Bank AG London	44,970	(44,970)	—	—
HSBC Bank	23,789	(23,789)	—	—
JPMorgan Chase Bank N.A.	128,720	(128,720)	—	—
Royal Bank of Scotland PLC	34,093	—	—	34,093
State Street Bank and Trust Co.	292,692	(84,077)	—	208,615
UBS AG	41,632	(41,632)	—	—
Westpac Banking Corp.	196,942	(72,880)	—	124,062

Total	$1,206,571	$(632,870)	$—	$573,701

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement

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Assets:	International Diversified Equities Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$11,644	$—	$11,644

Total derivatives, subject to a master netting arrangement or similar arrangement	11,644	—	11,644

Total derivatives, not subject to a master netting arrangement or similar arrangement	62,380	—	62,380

Total derivatives	$74,024	$—	$74,024

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$11,644	$(11,644)	$—	$—

Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$28,573	$—	$28,573

Total derivatives, subject to a master netting arrangement or similar arrangement	28,573	—	28,573

Total derivatives, not subject to a master netting arrangement or similar arrangement	276,367	—	276,367

Total derivatives	$304,940	$—	$304,940

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$28,573	$(11,644)	$—	$16,929

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

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Inflation-Indexed Bonds:    Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2014, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	3.95%	$7,742,000
Equity Index	2.42	4,753,000
“Dogs” of Wall Street	1.88	3,677,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $196,100,000 a repurchase price of $196,100,000 and a maturity date of February 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13	7/31/14	$148,330,000	$148,330,000
U.S. Treasury Notes	3.00	2/28/17	475,000	513,000
U.S. Treasury Notes	0.88	1/31/18	210,000	207,638
U.S. Treasury Notes	1.50	8/31/18	50,000,000	50,625,000
U.S. Treasury Notes	1.75	5/15/22	365,000	347,310

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield

Mortgage-Backed Dollar Rolls:    During the year ended January 31, 2014, the Global Bond, Total Return Bond, MFS Total Return Bond, and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond, Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for

302

investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended January 31, 2014, the Global Bond, Total Return Bond, Balanced and MFS Total Return Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $130,605, $(14,424,401), $(462,608) and $83,210 respectively.

At January 31, 2014, the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio include amounts set aside for margin requirements for open TBA mortgage-backed securities.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended January 31, 2014, the Global Bond Portfolio and Total Return Balanced Portfolio purchased and/or sold forward commitments.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

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Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Organizations and Offering Costs:    Organization costs incurred in connection with the commencement of the Dynamic Strategy Portfolio, VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2014, the deferred offering costs for the Dynamic Strategy Portfolio were fully amortized.

New Accounting Pronouncements:    In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities which was subsequently clarified in FASB ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

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	Distributable Earnings			Tax Distributions
	For the period ended January 31, 2014
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,510,893)	$(62,094)	$—	$—
Corporate Bond	57,793,567	4,534,484	67,712,243	57,199,173	16,272,692
Global Bond	—	—	764,669	7,460,978	—
High-Yield Bond	23,600,115	(32,340,796)	2,739,901	21,491,754	—
Total Return Bond	20,537,088	(26,354,256)	11,562,272	33,654,100	4,063,110
Balanced	2,799,033	(2,072,318)	19,251,235	2,805,674	—
MFS Total Return	12,485,846	(41,404,938)	99,086,747	14,269,717	—
SunAmerica Dynamic Allocation	52,909,406	49,977,738	365,918,619	137,461	6,416,823
SunAmerica Dynamic Strategy	16,472,205	799,620	92,164,909	383,478	107,472
VCP Total Return BalancedSM	146,165	213,684	84,751	972,572	918,818
VCPSM Value	365,848	—	1,610,439	214,737	—
Telecom Utility	1,383,719	(6,204,210)	6,715,870	1,146,108	—
Equity Index	11,969,050	2,642,609	72,808,188	1,735,941	—
Growth-Income	13,630,320	28,742,501	95,709,018	8,557,115	9,858,370
Equity Opportunities	794,768	(15,174,577)	23,008,869	711,757	—
Davis Venture Value	11,512,239	119,260,101	495,749,517	15,038,444	74,413,289
“Dogs” of Wall Street	8,683,617	5,987,717	19,485,322	2,389,811	—
Alliance Growth	—	(18,707,875)	92,053,418	731,790	—
Capital Growth	19,227	(3,302,945)	13,440,972	359,111	—
MFS Massachusetts Investor Trust	8,519,610	38,696,134	161,831,371	3,718,098	14,214,873
Fundamental Growth	—	(11,996,067)	54,638,456	—	—
Blue Chip Growth	15,211,649	886,802	8,196,994	5,944,207	1,319,248
Real Estate	5,412,074	36,982,864	5,216,915	3,845,915	—
Small Company Value	1,924,293	15,086,188	122,602,053	2,789,566	1,219,781
Mid-Cap Growth	—	27,734,659	62,164,787	—	—
Aggressive Growth	—	(58,742,620)	29,202,269	—	—
Growth Opportunities	7,472,982	32,193,746	67,041,909	3,427,030	12,781,293
Marsico Focused Growth	2,854,240	16,881,327	45,343,595	170,130	5,831,956
Technology	—	(12,269,472)	6,247,741	—	—
Small & Mid Cap Value	23,589,425	81,532,584	107,818,697	23,162,377	25,760,778
International Growth and Income	7,177,150	(144,978,856)	56,849,591	6,863,112	—
Global Equities	3,262,851	(22,716,936)	43,868,310	1,710,532	—
International Diversified Equities	3,519,382	(16,531,272)	31,068,152	6,486,301	—
Emerging Markets	4,645,774	(47,650,930)	(21,476,467)	1,509,510	—
Foreign Value	12,873,466	(23,412,771)	174,774,758	14,755,383	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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	Tax Distributions
	For the period ended January 31, 2013
	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$—
Corporate Bond	59,868,479	9,909,511
Global Bond	27,323,683	4,073,651
High-Yield Bond	20,086,830	—
Total Return Bond	37,800,981	3,342,688
Balanced	2,143,288	—
MFS Total Return	16,471,587	—
SunAmerica Dynamic Allocation	16,707,224	—
SunAmerica Dynamic Strategy	1,492,650	253,781
VCP Total Return BalancedSM	—	—
VCPSM Value	—	—
Telecom Utility	1,624,322	—
Equity Index	260,298	—
Growth-Income	5,547,110	2,866,602
Equity Opportunities	738,573	—
Davis Venture Value	7,909,165	69,189,913
“Dogs” of Wall Street	1,775,727	—
Alliance Growth	1,418,263	—
Capital Growth	116,089	—
MFS Massachusetts Investor Trust	2,621,492	—
Fundamental Growth	—	—
Blue Chip Growth	—	—
Real Estate	3,277,619	—
Small Company Value	678,143	—
Mid-Cap Growth	—	—
Aggressive Growth	—	—
Growth Opportunities	—	7,754,001
Marsico Focused Growth	174,551	3,985,963
Technology	—	—
Small & Mid Cap Value	2,124,767	41,788,547
International Growth and Income	6,833,480	—
Global Equities	1,084,909	—
International Diversified Equities	1,981,008	—
Emerging Markets	1,064,709	—
Foreign Value	12,456,579	—

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As of January 31, 2014, for Federal Income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the period indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†					Unlimited†
	2015	2016	2017	2018	2019	ST	LT
Cash Management	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,872,904
Corporate Bond	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	32,340,796	—	—	—
Total Return Bond	—	—	—	—	—	16,129,525	10,224,731
Balanced	—	—	—	2,072,318	—	—	—
MFS Total Return	—	—	—	41,404,938	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—	—	—	—
VCPSM Value	—	—	—	—	—	—	—
Telecom Utility	—	—	—	5,668,923	535,287	—	—
Equity Index	—	—	—	—	—	—	—
Growth-Income	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	15,174,577	—	—	—
Davis Venture Value	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—	—
Alliance Growth	—	—	—	18,707,875	—	—	—
Capital Growth	—	—	—	3,302,945	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	—	—
Fundamental Growth	—	—	—	11,996,067	—	—	—
Blue Chip Growth	—	—	—	—	—	—	—
Real Estate	—	—	—	—	—	—	—
Small Company Value	—	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—	—	—
Aggressive Growth	—	—	58,192,444	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—
Technology	—	—	7,135,474	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—
International Growth and Income	—	—	14,072,507	130,906,349	—	—	—
Global Equities	—	—	—	22,716,936	—	—	—
International Diversified Equities	—	—	—	16,531,272	—	—	—
Emerging Markets	—	—	11,183,037	7,578,922	—	10,063,269	18,825,702
Foreign Value	—	—	—	21,768,504	—	1,644,267	—

† On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

307

The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2014.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Cash Management	$50	$46,929
Corporate Bond	—	—
Global Bond	—	—
High-Yield Bond	2,682,063	—
Total Return Bond	—	—
Balanced	17,858,626	—
MFS Total Return	66,793,417	—
SunAmerica Dynamic Allocation	—	—
SunAmerica Dynamic Strategy	—	—
VCP Total Return BalancedSM	—	—
VCPSM Value	—	—
Telecom Utility	5,163,350	—
Equity Index	2,324,164	—
Growth-Income	—	—
Equity Opportunities	17,681,117	—
Davis Venture Value	—	—
“Dogs” of Wall Street	5,000,422	—
Alliance Growth	53,240,124	—
Capital Growth	13,693,800	—
MFS Massachusetts Investor Trust	—	—
Fundamental Growth	31,200,373	—
Blue Chip Growth	—	—
Real Estate	1,080,949	—
Small Company Value	—	—
Mid-Cap Growth	19,734,546	—
Aggressive Growth	14,843,745	—
Growth Opportunities	—	—
Marsico Focused Growth	—	—
Technology	3,582,937	—
Small & Mid Cap Value	—	—
International Growth and Income	28,460,546	—
Global Equities	21,529,957	—
International Diversified Equities	18,793,711	—
Emerging Markets	—	—
Foreign Value	8,077,040	—

308

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the period ended January 31, 2014, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$108,582	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
VCP Total Return BalancedSM	331,666	—	—
VCPSM Value	—	—	—
Telecom Utility	—	7,232	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	114,029	—	—
Capital Growth	—	—	—
MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	144,278	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	168,544	—	—
Aggressive Growth	81,635	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	24,241	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	—	—

309

For the period ended January 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, Fair Fund settlements, investments in regulated investment companies, nondeductible expenses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, contingent payment debt securities, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Cash Management	$1,221,263	$46,929	$(1,268,192)
Corporate Bond	1,424	(1,424)	—
Global Bond	(3,697,902)	3,960,308	(262,406)
High-Yield Bond	44,722	(44,722)	—
Total Return Bond	(451,079)	451,079	—
Balanced	182,763	(182,763)	—
MFS Total Return	477,028	(477,028)	—
SunAmerica Dynamic Allocation	8,267,931	(8,267,931)	—
SunAmerica Dynamic Strategy	2,804,203	(2,804,203)	—
VCP Total Return BalancedSM	162,280	(128,721)	(33,559)
VCPSM Value	24,668	8,233	(32,901)
Telecom Utility	(151,249)	109,888	41,361
Equity Index	6,511	(6,500)	(11)
Growth-Income	9,152	(9,152)	—
Equity Opportunities	9,506	(9,575)	69
Davis Venture Value	75,692	(75,692)	—
“Dogs” of Wall Street	890	(890)	—
Alliance Growth	179,041	(199,741)	20,700
Capital Growth	50,988	(50,988)	—
MFS Massachusetts Investor Trust	39,268	(39,268)	—
Fundamental Growth	437,356	(74,894)	(362,462)
Blue Chip Growth	2,038	(2,038)	—
Real Estate	(8,795)	8,795	—
Small Company Value	—	—	—
Mid-Cap Growth	498,118	219,841	(717,959)
Aggressive Growth	524,500	(1,388)	(523,112)
Growth Opportunities	1,642,607	(1,642,607)	—
Marsico Focused Growth	441	(441)	—
Technology	226,462	20,420	(246,882)
Small & Mid Cap Value	1,059,433	(1,059,433)	—
International Growth and Income	2,991,904	(2,991,904)	—
Global Equities	67	(67)	—
International Diversified Equities	946,074	(946,074)	—
Emerging Markets	(225,249)	225,249	—
Foreign Value	356,798	(356,798)	—

310

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$5,703	$(67,797)	$(62,094)	$285,428,187
Corporate Bond	79,595,669	(11,883,426)	67,712,243	1,373,078,321
Global Bond	10,451,702	(8,557,528)	1,894,174	428,782,680
High-Yield Bond	13,293,629	(10,553,728)	2,739,901	421,987,146
Total Return Bond	31,411,429	(16,646,063)	14,765,366	1,603,002,723
Balanced	23,789,489	(4,538,256)	19,251,233	202,020,171
MFS Total Return	111,092,588	(12,007,916)	99,084,672	556,916,788
SunAmerica Dynamic Allocation	433,881,712	(67,963,093)	365,918,619	5,404,365,797
SunAmerica Dynamic Strategy	103,815,255	(11,650,346)	92,164,909	2,320,996,437
VCP Total Return BalancedSM	157,391	(83,482)	73,909	72,449,169
VCPSM Value	2,781,851	(1,171,450)	1,610,401	76,306,166
Telecom Utility	8,948,512	(2,233,366)	6,715,146	44,816,846
Equity Index	80,848,773	(8,040,585)	72,808,188	641,795,984
Growth-Income	97,907,444	(2,198,426)	95,709,018	552,567,256
Equity Opportunities	23,696,219	(687,408)	23,008,811	155,327,043
Davis Venture Value	502,118,187	(6,382,038)	495,736,149	826,310,366
“Dogs” of Wall Street	21,505,998	(2,020,676)	19,485,322	185,936,261
Alliance Growth	96,631,596	(4,578,178)	92,053,418	333,056,734
Capital Growth	13,893,667	(452,927)	13,440,740	48,467,984
MFS Massachusetts Investors Trust	166,672,493	(4,844,209)	161,828,284	684,721,427
Fundamental Growth	56,659,491	(2,021,035)	54,638,456	239,785,333
Blue Chip Growth	10,492,023	(2,295,029)	8,196,994	90,344,320
Real Estate	11,292,961	(6,076,193)	5,216,768	399,616,101
Small Company Value	127,137,582	(4,535,529)	122,602,053	288,177,101
Mid-Cap Growth	65,426,847	(3,262,060)	62,164,787	232,878,976
Aggressive Growth	30,538,738	(1,336,469)	29,202,269	100,508,853
Growth Opportunities	69,955,027	(2,913,118)	67,041,909	228,456,469
Marsico Focused Growth	47,232,393	(1,888,798)	45,343,595	203,692,549
Technology	7,385,261	(1,130,865)	6,254,396	33,926,603
Small & Mid Cap Value	119,043,448	(11,224,751)	107,818,697	533,494,388
International Growth and Income	64,524,304	(7,563,358)	56,960,946	324,022,504
Global Equities	49,616,115	(5,754,766)	43,861,349	355,234,909
International Diversified Equities	41,980,808	(11,156,765)	30,824,043	222,046,469
Emerging Markets	18,081,605	(39,532,532)	(21,450,927)	353,199,628
Foreign Value	209,670,456	(34,906,498)	174,763,958	737,482,609

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

311

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets		Management Fees
Cash Management(1)		$0-$100 million	0.475%
	>	$100 million	0.450%
	>	$500 million	0.425%
	>	$1 billion	0.400%
Corporate Bond		$0-$50 million	0.700%
	>	$50 million	0.600%
	>	$150 million	0.550%
	>	$250 million	0.500%
Global Bond		$0-$50 million	0.750%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
High-Yield Bond		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
Total Return Bond	>	$0	0.600%
Balanced		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
MFS Total Return		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$500 million	0.625%
	>	$750 million	0.595%
	>	$1 billion	0.575%
SunAmerica Dynamic		$0-$1.5 billion	0.250%
Allocation	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
SunAmerica Dynamic		$0-$1.5 billion	0.250%
Strategy	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
VCP Total Return		$0-$750 million	0.860%
BalancedSM	>	$750 million	0.850%
	>	$1.5 billion	0.820%
VCPSM Value		$0-$250 million	0.925%
	>	$250 million	0.900%
	>	$500 million	0.875%
	>	$750 million	0.800%
Telecom Utility		$0-$150 million	0.750%
	>	$150 million	0.600%
	>	$500 million	0.500%
Equity Index	>	$0	0.400%
Growth-Income		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
Equity Opportunities		$0-$50 million	0.800%
	>	$50 million	0.750%
	>	$250 million	0.700%
Davis Venture Value		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%

Portfolio	Assets		Management Fees
“Dogs” of Wall Street	>	$0	0.600%
Alliance Growth		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
Capital Growth(3)		$0-$50 million	0.900%
	>	$50 million	0.850%
	>	$200 million	0.800%
MFS Massachusetts		$0-$600 million	0.700%
Investors Trust	>	$600 million	0.650%
	>	$1.5 billion	0.600%
Fundamental Growth		$0-$150 million	0.850%
	>	$150 million	0.800%
	>	$300 million	0.700%
Blue Chip Growth		$0-$250 million	0.700%
	>	$250 million	0.650%
	>	$500 million	0.600%
Real Estate		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
Small Company Value		$0-$200 million	1.000%
	>	$200 million	0.920%
	>	$500 million	0.900%
Mid-Cap Growth		$0-$100 million	0.800%
	>	$100 million	0.750%
Aggressive Growth		$0-$100 million	0.750%
	>	$100 million	0.675%
	>	$250 million	0.625%
	>	$500 million	0.600%
Growth Opportunities		$0-$250 million	0.750%
	>	$250 million	0.700%
	>	$500 million	0.650%
Marsico Focused Growth	>	$0	0.850%
Technology(3)		$0-$250 million	1.000%
	>	$250 million	0.950%
	>	$500 million	0.900%
Small & Mid Cap Value		$0-$250 million	0.950%
	>	$250 million	0.900%
International Growth and		$0-$150 million	1.000%
Income(2)	>	$150 million	0.900%
	>	$300 million	0.800%
Global Equities		$0-$50 million	0.900%
	>	$50 million	0.800%
	>	$150 million	0.700%
	>	$300 million	0.650%
International Diversified		$0-$250 million	0.850%
Equities	>	$250 million	0.800%
	>	$500 million	0.750%
Emerging Markets(4)		$0-$100 million	1.150%
	>	$100 million	1.100%
	>	$200 million	1.050%
Foreign Value		$0-$50 million	1.025%
	>	$50 million	0.865%
	>	$200 million	0.775%
	>	$500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.

312

(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Capital Growth and the Technology Portfolios.
(4)	SAAMCo is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.

For the period ended January 31, 2014, the amount of investment advisory fees waived were $61,079, $36,407, $180,855 and $306,880 for the Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisors, LLC	Technology

Davis Selected Advisers L.P.	Davis Venture Value
(dba — Davis Advisors)

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced
Growth-Income Mid-Cap Growth
Global Equities Emerging Markets

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company (“MFS”)(a)	MFS Total Return
Telecom Utility
MFS Massachusetts Investors Trust
Blue Chip Growth

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities
Capital Growth

Pacific Investment Management Company, LLC	Total Return Bond
(PIMCO)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Pyramis Global Advisors, LLC(b)	Real Estate

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Incorporated	Fundamental Growth
Aggressive Growth

(a)	Effective October 1, 2013, MFS became the subadviser to Blue Chip Growth Portfolio.
(b)	Effective October 1, 2013, Pyramis Global Advisors, LLC replaced Davis Selected Advisers L.P. as the subadviser to Real Estate Portfolio.

313

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets		Subadvisory Fees
Cash Management(1)		$0-$100 million	0.125%
	>	$100 million	0.100%
	>	$500 million	0.075%
	>	$1 billion	0.050%
Corporate Bond		$0-$25 million	0.300%
	>	$25 million	0.250%
	>	$50 million	0.200%
	>	$150 million	0.150%
Global Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$250 million	0.200%
High-Yield Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$250 million	0.250%
Total Return Bond	>	$0	0.250%
Balanced		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
MFS Total Return		$0-$500 million	0.375%
	>	$500 million	0.350%
	>	$750 million	0.320%
	>	$1 billion	0.300%
SunAmerica Dynamic		$0-$500 million	0.180%
Allocation(3)	>	$500 million	0.150%
	>	$1.5 billion	0.130%
SunAmerica Dynamic		$0-$500 million	0.180%
Strategy(3)	>	$500 million	0.150%
	>	$1.5 billion	0.130%
VCP Total Return		$0-$750 million	0.360%
BalancedSM	>	$750 million	0.350%
	>	$1.5 billion	0.320%
VCPSM Value		$0-$250 million	0.425%
	>	$250 million	0.400%
	>	$500 million	0.375%
	>	$1 billion	0.300%
Telecom Utility		$0-$250 million	0.375%
	>	$250 million	0.325%
	>	$750 million	0.300%
	>	$1.5 billion	0.250%
Growth-Income		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$300 million	0.200%
	>	$500 million	0.150%
Equity Opportunities		$0-$50 million	0.400%
	>	$50 million	0.350%
	>	$250 million	0.300%
Davis Venture Value		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%

Portfolio	Assets		Subadvisory Fees
Alliance Growth		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%
Capital Growth(2)		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$250 million	0.375%
	>	$500 million	0.350%
MFS Massachusetts(4)		$0-$250 million	0.375%
Investors Trust	>	$250 million	0.350%
	>	$500 million	0.325%
	>	$1.5 billion	0.250%
Fundamental Growth		$0-$150 million	0.450%
	>	$150 million	0.425%
	>	$300 million	0.350%
Blue Chip Growth(7)		$0-$50 million	0.325%
	>	$50 million	0.225%
	>	$250 million	0.200%
	>	$500 million	0.150%
Real Estate(5)(6)		$0-$100 million	0.400%
	>	$100 million	0.350%
	>	$500 million	0.300%
Small Company Value		$0-$200 million	0.600%
	>	$200 million	0.520%
	>	$500 million	0.500%
Mid-Cap Growth		$0-$100 million	0.420%
	>	$100 million	0.400%
Aggressive Growth		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$200 million	0.350%
Growth Opportunities	>	$0	0.500%
Marsico Focused Growth	>	$0	0.450%
Technology		$0-$150 million	0.500%
	>	$150 million	0.450%
	>	$250 million	0.425%
Small & Mid Cap Value		$0-$250 million	0.500%
	>	$250 million	0.450%
International Growth and		$0-$150 million	0.650%
Income (2)	>	$150 million	0.550%
	>	$300 million	0.450%
Global Equities		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$150 million	0.350%
	>	$500 million	0.300%
International Diversified		$0-$250 million	0.450%
Equities	>	$250 million	0.400%
	>	$500 million	0.350%
Emerging Markets	>	$0	0.600%
Foreign Value		$0-$50 million	0.625%
	>	$50 million	0.465%
	>	$200 million	0.375%
	>	$500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Capital Growth and International Growth and Income Portfolios.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	Prior to October 1, 2013, the amount of subadvisory fees paid to MFS under its prior subadvisory agreement with SAAMCo was 0.40% on the first $300 million, 0.375% on the next $300 million, 0.350% on the next $300 million, 0.325% on the next $600 million and 0.250% on assets over $1.5 billion. Upon Board approval of the new subadvisory agreement with MFS on October 1, 2013, the rates reflected in the table went into effect.

314

(5)	Prior to October 1, 2013, the amount of subadvisory fees paid to Davis Selected Advisers L.P. under its prior subadvisory agreement with SAAMCo was 0.45% on the first $100 million, 0.40% on the next $400 million, and 0.35% on assets over $500 million. Upon Board approval of the new subadvisory agreement with Pyramis Global Advisors, LLC and the termination of the subadvisory agreement with Davis Selected Advisers L.P. on October 1, 2013, the rates reflected in the table went into effect.
(6)	Effective October 1, 2013, Pyramis Global Advisors, LLC assumed the subadvisory responsibilities.
(7)	Effective October 1, 2013, MFS assumed the subadvisory responsibilities.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2014 for VCP Total Return BalancedSM and VCPSM Value Portfolios and January 31, 2015 for Dynamic Strategy Portfolio. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1
Dynamic Strategy	0.55%
VCP Total Return BalancedSM(a)	1.16%
VCPSM Value(a)	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended January 31, 2014, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management	$178,038
Sunamerica Dynamic Strategy	—
VCP Total Return BalancedSM(a)	128,437
VCPSM Value(a)	133,011
Equity Index	—
Blue Chip Growth	—

For the period ended January 31, 2014, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2014	January 31, 2015	January 31, 2016
Cash Management	$—	$15,621	$178,038
Sunamerica Dynamic Strategy	43,236	—	—
VCP Total Return BalancedSM(a)	—	—	128,437
VCPSM Value(a)	—	—	133,011
Equity Index	101,295	—	—
Blue Chip Growth	31,036	—	—

The Trust has entered into the Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pays VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the period ended, January 31, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

(a)	For the period May 1, 2013 (commencement of operations) to January 31, 2014

315

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On September 24, 2013 the VCPSM Value Portfolio purchased $20,000 par value of General Motors Co 4.875% due 10/02/2023, and $15,000 par value of General Motors Co. 6.25% due 10/02/2043. Both purchases were in below-investment grade securities, which the Portfolio is prohibited from owning. The Portfolio sold General Motors Co 4.875% due 10/02/2023 from October 3 through October 7, 2013 for a total loss of $150, which was reimbursed by the subadviser of the Portfolio. General Motors Co. 6.25% due 10/02/2043 was sold from September 25 through October 1, 2013 for a total gain of $15, eliminating the Portfolio’s investments in below-investment grade securities.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended January 31, 2014, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$5,386
MFS Total Return	5,385
Telecom Utility	3,242
Growth-Income	11,989
Davis Venture Value	13,211
Alliance Growth	19,273
MFS Massachusetts Investors Trust	8,518
Fundamental Growth	20,339
Mid-Cap Growth	14,197
Aggressive Growth	9,065
Growth Opportunities	35,195
Marsico Focused Growth	3,970
Technology	8,559
Small & Mid Cap Value	141,104
International Growth and Income	11,137
Global Equities	7,731
Emerging Markets	567
Foreign Value	10,845

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2014 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	483,391,487	108,667,347	13,791,914	67,050,430
Global Bond	414,458,959	392,877,755	468,765,210	434,737,572
High-Yield Bond	408,807,607	317,250,500	—	—
Total Return Bond	407,797,055	266,846,292	3,018,287,473	2,680,496,951
Balanced	122,060,666	117,456,844	82,172,941	81,150,718
MFS Total Return	176,414,048	239,132,776	103,796,140	99,772,922
SunAmerica Dynamic Allocation	2,686,806,184	88,381,275	847,664,971	292,022,267
SunAmerica Dynamic Strategy	1,636,402,158	9,849,842	397,952,638	79,849,156
VCP Total Return BalancedSM	1,645,324	—	48,884,038	8,642,101
VCPSM Value	63,045,069	6,097,410	23,735,368	12,881,104
Telecom Utility	21,927,219	25,239,536	—	—
Equity Index	688,804,255	257,493,182	—	—
Growth-Income	324,677,532	143,396,566	—	—
Equity Opportunities	134,966,037	78,284,943	—	—
Davis Venture Value	160,679,148	304,628,355	—	—
“Dogs” of Wall Street	148,288,818	75,181,680	—	—
Alliance Growth	233,186,069	278,245,256	—	—
Capital Growth	49,504,295	60,144,770	—	—

316

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
MFS Massachusetts Investors Trust	$356,731,426	$146,970,536	$—	$—
Fundamental Growth	291,361,929	248,659,665	—	—
Blue Chip Growth	236,550,587	244,351,629	—	—
Real Estate	536,679,296	480,846,915	—	—
Small Company Value	57,120,386	35,332,852	—	—
Mid Cap Growth	195,455,623	194,040,110	—	—
Aggressive Growth	103,965,261	96,026,158	—	—
Growth Opportunities	216,031,834	231,444,502	—	—
Marsico Focused Growth	220,778,843	158,873,057	—	—
Technology	30,136,102	30,533,053	—	—
Small & Mid Cap Value	325,529,453	423,133,404	—	—
International Growth and Income	159,926,314	162,562,457	—	—
Global Equities	459,579,654	303,978,387	—	—
International Diversified Equities	100,130,910	112,778,173	—	—
Emerging Markets	253,373,635	154,289,123	—	—
Foreign Value	208,477,974	139,244,148	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,348,499	$56,703,463	6,333,835	$67,319,164	1,283,510	$13,507,236	1,140,283	$12,054,197
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(6,100,099)	(64,661,393)	(8,633,782)	(91,752,060)	(1,457,932)	(15,345,031)	(1,554,314)	(16,426,651)

Net increase (decrease)	(751,600)	$(7,957,930)	(2,299,947)	$(24,432,896)	(174,422)	$(1,837,795)	(414,031)	$(4,372,454)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	25,172,742	$263,582,086	21,013,721	$221,119,269
Reinvested dividends	—	—	—	—
Shares redeemed	(24,127,506)	(252,657,812)	(22,401,110)	(235,732,187)

Net increase (decrease)	1,045,236	$10,924,274	(1,387,389)	$(14,612,918)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,273,274	$277,535,876	7,879,886	$110,253,725	224,815	$3,093,259	216,878	$3,027,414
Reinvested dividends	1,917,883	25,178,908	1,205,711	16,590,608	133,633	1,752,769	167,607	2,303,618
Shares redeemed	(4,354,629)	(60,296,956)	(3,652,863)	(51,030,027)	(682,778)	(9,378,532)	(610,929)	(8,510,939)

Net increase (decrease)	17,836,528	$242,417,828	5,432,734	$75,814,306	(324,330)	$(4,532,504)	(226,444)	$(3,179,907)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	12,114,722	$165,309,736	10,772,756	$149,332,334
Reinvested dividends	3,563,027	46,540,188	3,715,441	50,883,764
Shares redeemed	(10,373,961)	(141,793,041)	(12,000,927)	(166,710,231)

Net increase (decrease)	5,303,788	$70,056,883	2,487,270	$33,505,867

317

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,957,720	$67,074,614	2,320,562	$28,683,327	106,539	$1,187,976	143,546	$1,789,808
Reinvested dividends	221,614	2,473,347	647,494	7,742,330	18,328	203,403	104,195	1,238,607
Shares redeemed	(1,213,907)	(13,699,846)	(1,476,408)	(18,307,458)	(249,463)	(2,798,355)	(305,904)	(3,767,053)

Net increase (decrease)	4,965,427	$55,848,115	1,491,648	$18,118,199	(124,596)	$(1,406,976)	(58,163)	$(738,638)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	6,704,220	$74,621,449	5,686,598	$69,576,756
Reinvested dividends	433,857	4,784,228	1,896,538	22,416,397
Shares redeemed	(3,977,215)	(44,332,918)	(4,298,400)	(52,983,196)

Net increase (decrease)	3,160,862	$35,072,759	3,284,736	$39,009,957

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,298,895	$123,310,352	7,465,781	$43,183,627	463,189	$2,812,130	521,679	$2,995,613
Reinvested dividends	1,791,920	10,448,362	1,230,889	7,021,247	152,075	885,625	199,267	1,135,118
Shares redeemed	(5,558,729)	(33,819,601)	(6,839,461)	(39,325,895)	(1,011,503)	(6,120,616)	(1,082,266)	(6,192,851)

Net increase (decrease)	16,532,086	$99,939,113	1,857,209	$10,878,979	(396,239)	$(2,422,861)	(361,320)	$(2,062,120)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	10,984,015	$66,125,805	14,377,237	$82,739,930
Reinvested dividends	1,751,099	10,157,767	2,101,572	11,930,465
Shares redeemed	(13,734,302)	(82,971,695)	(13,409,909)	(76,854,411)

Net increase (decrease)	(999,188)	$(6,688,123)	3,068,900	$17,815,984

	Total Return Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,649,541	$348,395,233	15,230,120	$142,495,026	394,578	$3,566,719	815,788	$7,622,745
Reinvested dividends	1,414,698	12,431,388	810,273	7,521,861	57,362	501,703	100,384	927,319
Shares redeemed	(3,970,275)	(35,983,807)	(4,327,600)	(40,411,573)	(957,796)	(8,644,928)	(801,992)	(7,445,255)

Net increase (decrease)	36,093,964	$324,842,814	11,712,793	$109,605,314	(505,856)	$(4,576,506)	114,180	$1,104,809

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	29,232,045	$261,683,820	36,051,671	$332,971,539
Reinvested dividends	2,845,600	24,784,119	3,551,493	32,694,489
Shares redeemed	(19,060,538)	(170,654,468)	(19,239,371)	(178,522,857)

Net increase (decrease)	13,017,107	$115,813,471	20,363,793	$187,143,171

318

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	492,820	$8,732,776	333,522	$5,243,965	234,928	$4,136,157	70,910	$1,106,962
Reinvested dividends	72,924	1,306,074	71,640	1,144,937	8,054	144,091	7,023	112,125
Shares redeemed	(815,331)	(14,473,926)	(1,050,665)	(16,540,638)	(215,783)	(3,771,397)	(148,800)	(2,328,425)

Net increase (decrease)	(249,587)	$(4,435,076)	(645,503)	$(10,151,736)	27,199	$508,851	(70,867)	$(1,109,338)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,641,355	$29,080,048	2,814,260	$43,630,152
Reinvested dividends	75,916	1,355,509	55,574	886,226
Shares redeemed	(945,460)	(16,790,482)	(865,363)	(13,576,872)

Net increase (decrease)	771,811	$13,645,075	2,004,471	$30,939,506

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	350,286	$6,047,691	572,266	$8,866,996	61,000	$1,064,582	163,917	$2,528,389
Reinvested dividends	342,609	5,918,881	459,137	7,133,518	53,918	931,461	75,425	1,171,691
Shares redeemed	(2,671,144)	(46,074,353)	(3,672,387)	(56,844,127)	(571,029)	(9,843,372)	(719,857)	(11,111,693)

Net increase (decrease)	(1,978,249)	$(34,107,781)	(2,640,984)	$(40,843,613)	(456,111)	$(7,847,329)	(480,515)	$(7,411,613)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,130,158	$36,731,327	2,563,793	$39,589,705
Reinvested dividends	430,225	7,419,375	526,452	8,166,378
Shares redeemed	(3,538,677)	(60,989,640)	(4,387,440)	(67,813,532)

Net increase (decrease)	(978,294)	$(16,838,938)	(1,297,195)	$(20,057,449)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	286,731,842	$3,328,666,439	206,344,885	$2,150,588,946
Reinvested dividends	558,542	6,554,284	1,579,908	16,707,224
Shares redeemed	(5,534,028)	(62,589,731)	(8,782,366)	(92,085,919)

Net increase (decrease)	281,756,356	$3,272,630,992	199,142,427	$2,075,210,251

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the year ended January 31, 2014		For the period July 16, 2012* to January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	178,329,893	$2,057,292,439	28,695,601	$298,723,762
Reinvested dividends	42,341	490,950	167,614	1,746,431
Shares redeemed	(1,644,976)	(18,690,428)	(1,868,347)	(19,466,260)

Net increase (decrease)	176,727,258	$2,039,092,961	26,994,868	$281,003,933

*	Commencement of operations

319

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the period May 1, 2013* through January 31, 2014
	Shares	Amount
Shares sold	6,977,579	$72,084,755
Reinvested dividends	184,078	1,891,390
Shares redeemed	(49,945)	(514,889)

Net increase (decrease)	7,111,712	$73,461,256

	VCPSM Value Portfolio
	Class 3
	For the period May 1, 2013* through January 31, 2014
	Shares	Amount
Shares sold	7,070,753	$74,754,461
Reinvested dividends	19,925	214,737
Shares redeemed	(22,614)	(240,951)

Net increase (decrease)	7,068,064	$74,728,247

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	56,256	$766,474	80,512	$937,915	8,697	$117,764	17,206	$204,869
Reinvested dividends	38,830	537,360	62,519	749,657	4,098	56,703	8,414	100,859
Shares redeemed	(291,868)	(3,979,238)	(390,184)	(4,586,009)	(72,569)	(986,634)	(75,445)	(891,838)

Net increase (decrease)	(196,782)	$(2,675,404)	(247,153)	$(2,898,437)	(59,774)	$(812,167)	(49,825)	$(586,110)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	507,465	$6,859,592	554,287	$6,413,534
Reinvested dividends	40,035	552,045	64,743	773,806
Shares redeemed	(578,191)	(7,734,392)	(543,000)	(6,369,637)

Net increase (decrease)	(30,691)	$(322,755)	76,030	$817,703

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	29,515,979	$422,663,969	16,297,283	$192,219,454
Reinvested dividends	119,445	1,735,941	21,607	260,298
Shares redeemed	(280,492)	(3,943,342)	(474,742)	(5,546,167)

Net increase (decrease)	29,354,932	$420,456,568	15,844,148	$186,933,585

*	Commencement of operations

320

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,507,523	$180,611,810	3,555,227	$82,447,124	26,511	$728,512	30,887	$716,637
Reinvested dividends	483,133	13,352,103	250,909	5,842,188	14,385	397,186	11,973	278,561
Shares redeemed	(1,172,244)	(32,102,597)	(1,432,926)	(33,106,618)	(79,738)	(2,205,978)	(99,345)	(2,297,712)

Net increase (decrease)	5,818,412	$161,861,316	2,373,210	$55,182,694	(38,842)	$(1,080,280)	(56,485)	$(1,302,514)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,100,917	$58,441,866	1,918,046	$44,021,768
Reinvested dividends	169,299	4,666,196	98,638	2,292,963
Shares redeemed	(861,562)	(23,546,099)	(773,585)	(17,855,224)

Net increase (decrease)	1,408,654	$39,561,963	1,243,099	$28,459,507

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,184,461	$49,912,321	1,300,376	$17,014,022	9,787	$153,098	19,441	$256,600
Reinvested dividends	31,306	498,357	34,902	465,107	1,710	27,207	3,760	50,094
Shares redeemed	(606,751)	(9,285,694)	(1,373,666)	(17,248,991)	(99,053)	(1,528,521)	(122,674)	(1,577,942)

Net increase (decrease)	2,609,016	$41,124,984	(38,388)	$230,138	(87,556)	$(1,348,216)	(99,473)	$(1,271,248)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,830,806	$28,645,161	636,513	$8,302,124
Reinvested dividends	11,722	186,193	16,790	223,372
Shares redeemed	(617,148)	(9,544,189)	(652,360)	(8,483,258)

Net increase (decrease)	1,225,380	$19,287,165	943	$42,238

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,172,225	$86,243,179	907,882	$21,295,156	51,308	$1,344,594	70,135	$1,648,466
Reinvested dividends	1,606,704	42,286,822	1,505,993	34,303,933	182,711	4,806,651	198,924	4,529,095
Shares redeemed	(3,568,416)	(95,777,886)	(4,489,605)	(105,502,430)	(657,679)	(17,629,257)	(653,917)	(15,345,664)

Net increase (decrease)	1,210,513	$32,752,115	(2,075,730)	$(49,903,341)	(423,660)	$(11,478,012)	(384,858)	$(9,168,103)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,222,840	$32,805,154	2,256,288	$52,934,544
Reinvested dividends	1,614,392	42,358,260	1,684,622	38,266,050
Shares redeemed	(6,096,633)	(163,529,380)	(4,790,833)	(112,433,754)

Net increase (decrease)	(3,259,401)	$(88,365,966)	(849,923)	$(21,233,160)

321

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,535,920	$53,610,219	1,909,994	$17,703,954	114,001	$1,309,123	87,605	$804,796
Reinvested dividends	93,237	1,100,881	70,070	665,608	9,500	112,017	14,685	139,331
Shares redeemed	(641,199)	(7,502,982)	(1,650,020)	(14,874,165)	(172,066)	(1,993,214)	(197,616)	(1,812,275)

Net increase (decrease)	3,987,958	$47,208,118	330,044	$3,495,397	(48,565)	$(572,074)	(95,326)	$(868,148)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,992,300	$46,695,732	2,669,226	$24,783,655
Reinvested dividends	100,143	1,176,913	102,554	970,787
Shares redeemed	(1,744,487)	(20,107,699)	(1,523,614)	(14,071,740)

Net increase (decrease)	2,347,956	$27,764,946	1,248,166	$11,682,702

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,177,533	$36,429,196	454,505	$11,656,578	6,553	$206,760	30,754	$783,660
Reinvested dividends	21,257	680,310	41,035	1,058,263	818	26,139	3,049	78,515
Shares redeemed	(1,451,272)	(44,060,528)	(1,668,530)	(42,444,854)	(222,340)	(6,835,389)	(238,296)	(6,061,685)

Net increase (decrease)	(252,482)	$(6,951,022)	(1,172,990)	$(29,730,013)	(214,969)	$(6,602,490)	(204,493)	$(5,199,510)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	228,757	$7,080,743	420,310	$10,587,848
Reinvested dividends	796	25,341	10,977	281,485
Shares redeemed	(1,144,617)	(35,220,546)	(1,272,182)	(32,286,802)

Net increase (decrease)	(915,064)	$(28,114,462)	(840,895)	$(21,417,469)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,315	$311,877	467,266	$4,441,323	1,973	$21,309	20,860	$199,901
Reinvested dividends	5,132	57,375	3,221	30,904	1,342	14,824	703	6,662
Shares redeemed	(148,415)	(1,610,058)	(635,827)	(5,784,053)	(52,539)	(565,768)	(50,102)	(469,016)

Net increase (decrease)	(114,968)	$(1,240,806)	(165,340)	$(1,311,826)	(49,224)	$(529,635)	(28,539)	$(262,453)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	197,341	$2,153,216	569,963	$5,283,876
Reinvested dividends	26,141	286,912	8,334	78,523
Shares redeemed	(991,170)	(10,834,570)	(1,264,726)	(11,808,773)

Net increase (decrease)	(767,688)	$(8,394,442)	(686,429)	$(6,446,374)

322

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,507,225	$236,912,073	6,544,074	$101,358,374	30,168	$575,082	120,173	$1,859,330
Reinvested dividends	472,741	8,983,412	56,428	894,390	15,966	303,384	4,167	66,042
Shares redeemed	(620,129)	(11,655,980)	(843,868)	(13,067,846)	(148,320)	(2,798,778)	(266,809)	(4,132,444)

Net increase (decrease)	12,359,837	$234,239,505	5,756,634	$89,184,918	(102,186)	$(1,920,312)	(142,469)	$(2,207,072)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,796,357	$52,790,206	4,025,210	$61,608,986
Reinvested dividends	456,296	8,646,175	105,042	1,661,060
Shares redeemed	(3,681,094)	(69,345,926)	(3,587,290)	(55,691,177)

Net increase (decrease)	(428,441)	$(7,909,545)	542,962	$7,578,869

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,381,921	$72,338,634	2,937,465	$52,249,335	12,793	$274,906	16,831	$303,919
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(497,134)	(10,579,242)	(566,115)	(10,136,706)	(32,696)	(713,690)	(39,177)	(695,345)

Net increase (decrease)	2,884,787	$61,759,392	2,371,350	$42,112,629	(19,903)	$(438,784)	(22,346)	$(391,426)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	147,092	$3,043,321	607,342	$10,651,234
Reinvested dividends	—	—	—	—
Shares redeemed	(1,034,034)	(22,015,662)	(1,225,444)	(21,667,756)

Net increase (decrease)	(886,942)	$(18,972,341)	(618,102)	$(11,016,522)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	350,970	$3,216,153	157,385	$1,232,445	12,281	$108,428	30,924	$237,636
Reinvested dividends	87,755	753,187	—	—	32,324	276,914	—	—
Shares redeemed	(332,589)	(2,843,322)	(528,183)	(4,063,285)	(127,222)	(1,118,535)	(110,111)	(849,880)

Net increase (decrease)	106,136	$1,126,018	(370,798)	$(2,830,840)	(82,617)	$(733,193)	(79,187)	$(612,244)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,094,108	$9,558,093	1,951,838	$14,944,354
Reinvested dividends	730,162	6,233,354	—	—
Shares redeemed	(2,224,516)	(19,629,704)	(1,996,530)	(15,535,309)

Net increase (decrease)	(400,246)	$(3,838,257)	(44,692)	$(590,955)

323

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,192,389	$62,202,582	2,967,197	$42,444,569	64,333	$942,265	68,934	$981,749
Reinvested dividends	77,954	1,144,858	51,082	731,416	6,119	89,664	6,634	94,758
Shares redeemed	(2,003,860)	(30,247,864)	(785,495)	(11,138,569)	(149,381)	(2,221,164)	(166,116)	(2,340,881)

Net increase (decrease)	2,266,483	$33,099,576	2,232,784	$32,037,416	(78,929)	$(1,189,235)	(90,548)	$(1,264,374)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,882,450	$56,319,366	3,301,226	$46,725,534
Reinvested dividends	178,973	2,611,393	172,314	2,451,445
Shares redeemed	(4,123,930)	(60,787,215)	(4,242,117)	(59,967,817)

Net increase (decrease)	(62,507)	$(1,856,456)	(768,577)	$(10,790,838)

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,224,353	$97,239,936	2,229,671	$39,609,077	629,684	$14,020,606	2,118,986	$36,949,963
Reinvested dividends	63,177	1,518,678	7,127	126,831	104,297	2,490,669	31,177	551,312
Shares redeemed	(36,045)	(825,192)	(53,694)	(971,212)	(3,030,075)	(69,148,434)	(2,796,783)	(50,516,072)

Net increase (decrease)	4,251,485	$97,933,422	2,183,104	$38,764,696	(2,296,094)	$(52,637,159)	(646,620)	$(13,014,797)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,828,497	$43,258,146	1,802,273	$21,772,551	45,677	$696,558	49,984	$591,643
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(816,002)	(12,104,760)	(888,192)	(10,715,671)	(301,762)	(4,522,748)	(325,125)	(3,851,643)

Net increase (decrease)	2,012,495	$31,153,386	914,081	$11,056,880	(256,085)	$(3,826,190)	(275,141)	$(3,260,000)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,171,526	$17,276,003	2,594,924	$30,402,941
Reinvested dividends	—	—	—	—
Shares redeemed	(2,711,951)	(40,151,723)	(2,720,903)	(32,280,586)

Net increase (decrease)	(1,540,425)	$(22,875,720)	(125,979)	$(1,877,645)

324

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,404,043	$18,903,667	1,857,243	$20,539,276	12,862	$177,059	7,686	$84,096
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(699,408)	(9,789,070)	(1,062,222)	(11,761,955)	(55,723)	(768,404)	(79,337)	(877,777)

Net increase (decrease)	704,635	$9,114,597	795,021	$8,777,321	(42,861)	$(591,345)	(71,651)	$(793,681)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	839,664	$11,871,475	616,902	$6,752,530
Reinvested dividends	—	—	—	—
Shares redeemed	(795,472)	(10,786,746)	(625,547)	(6,866,570)

Net increase (decrease)	44,192	$1,084,729	(8,645)	$(114,040)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,425,816	$32,418,315	3,826,414	$29,697,008	25,981	$240,639	54,967	$423,916
Reinvested dividends	392,272	3,787,760	159,607	1,218,607	25,679	242,915	18,687	140,140
Shares redeemed	(445,177)	(4,272,594)	(1,603,191)	(12,184,753)	(169,684)	(1,591,110)	(174,898)	(1,327,559)

Net increase (decrease)	3,372,911	$31,933,481	2,382,830	$18,730,862	(118,024)	$(1,107,556)	(101,244)	$(763,503)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,124,367	$9,944,546	4,195,400	$31,592,720
Reinvested dividends	1,302,915	12,177,648	861,619	6,395,254
Shares redeemed	(7,505,043)	(69,274,501)	(5,136,296)	(39,087,638)

Net increase (decrease)	(5,077,761)	$(47,152,307)	(79,277)	$(1,099,664)

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,773,971	$66,835,239	1,061,970	$10,452,009	24,330	$279,129	29,868	$292,415
Reinvested dividends	190,797	2,193,270	69,689	673,767	35,781	407,138	45,845	438,861
Shares redeemed	(312,610)	(3,528,198)	(358,531)	(3,542,723)	(276,895)	(3,180,435)	(300,990)	(2,963,974)

Net increase (decrease)	5,652,158	$65,500,311	773,128	$7,583,053	(216,784)	$(2,494,168)	(225,277)	$(2,232,698)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,317,307	$26,348,130	2,288,113	$22,343,372
Reinvested dividends	301,307	3,401,678	320,642	3,047,885
Shares redeemed	(1,955,153)	(22,024,122)	(1,835,387)	(18,042,925)

Net increase (decrease)	663,461	$7,725,686	773,368	$7,348,332

325

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210,141	$706,981	1,878,047	$5,917,925	52,164	$179,592	155,410	$463,042
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(736,199)	(2,412,699)	(2,437,299)	(7,055,202)	(196,734)	(630,516)	(340,336)	(1,004,688)

Net increase (decrease)	(526,058)	$(1,705,718)	(559,252)	$(1,137,277)	(144,570)	$(450,924)	(184,926)	$(541,646)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,086,396	$6,704,448	2,488,164	$7,262,799
Reinvested dividends	—	—	—	—
Shares redeemed	(2,123,856)	(6,727,186)	(3,518,387)	(10,227,026)

Net increase (decrease)	(37,460)	$(22,738)	(1,030,223)	$(2,964,227)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,108,358	$45,082,269	357,439	$6,262,715	34,061	$673,776	41,446	$721,302
Reinvested dividends	104,939	2,160,868	3,815	62,344	75,818	1,559,175	89,961	1,468,141
Shares redeemed	(443,480)	(9,849,842)	(238,801)	(3,848,569)	(295,906)	(6,116,111)	(297,840)	(5,151,690)

Net increase (decrease)	1,769,817	$37,393,295	122,453	$2,476,490	(186,027)	$(3,883,160)	(166,433)	$(2,962,247)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,672,390	$34,225,561	4,140,239	$71,618,040
Reinvested dividends	2,207,729	45,203,112	2,607,149	42,382,829
Shares redeemed	(8,711,490)	(179,768,015)	(7,060,528)	(122,366,738)

Net increase (decrease)	(4,831,371)	$(100,339,342)	(313,140)	$(8,365,869)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,703,396	$76,675,006	3,298,395	$27,972,857	27,847	$277,208	29,538	$245,812
Reinvested dividends	295,429	3,038,262	230,787	1,958,340	16,879	174,268	24,059	204,937
Shares redeemed	(1,554,847)	(15,160,048)	(2,141,227)	(18,091,712)	(211,119)	(2,089,402)	(294,275)	(2,485,134)

Net increase (decrease)	6,443,978	$64,553,220	1,387,955	$11,839,485	(166,393)	$(1,637,926)	(240,678)	$(2,034,385)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,145,676	$10,814,137	1,518,590	$12,496,689
Reinvested dividends	354,561	3,650,582	549,856	4,670,203
Shares redeemed	(7,040,669)	(70,017,878)	(6,321,423)	(53,784,072)

Net increase (decrease)	(5,540,432)	$(55,553,159)	(4,252,977)	$(36,617,180)

326

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,318,465	$170,424,464	6,422,825	$88,318,358	20,895	$329,104	17,233	$239,797
Reinvested dividends	92,454	1,568,695	63,264	885,259	1,203	20,361	2,342	32,690
Shares redeemed	(620,894)	(10,203,388)	(810,418)	(11,176,613)	(92,268)	(1,484,504)	(149,125)	(2,062,059)

Net increase (decrease)	9,790,025	$161,789,771	5,675,671	$78,027,004	(70,170)	$(1,135,039)	(129,550)	$(1,789,572)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	429,604	$7,057,419	431,922	$5,893,337
Reinvested dividends	7,206	121,476	12,004	166,960
Shares redeemed	(455,644)	(7,531,963)	(608,978)	(8,391,338)

Net increase (decrease)	(18,834)	$(353,068)	(165,052)	$(2,331,041)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	178,507	$1,726,474	812,750	$6,633,933	68,489	$655,190	89,169	$726,036
Reinvested dividends	150,551	1,487,999	65,034	533,037	48,097	473,144	19,841	161,864
Shares redeemed	(949,706)	(9,154,064)	(1,962,824)	(15,640,447)	(507,932)	(4,890,077)	(618,417)	(5,060,124)

Net increase (decrease)	(620,648)	$(5,939,591)	(1,085,040)	$(8,473,477)	(391,346)	$(3,761,743)	(509,407)	$(4,172,224)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,216,002	$21,189,859	1,927,132	$15,566,806
Reinvested dividends	460,671	4,525,158	157,841	1,286,107
Shares redeemed	(4,256,219)	(40,886,827)	(5,343,361)	(43,677,863)

Net increase (decrease)	(1,579,546)	$(15,171,810)	(3,258,388)	$(26,824,950)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,636,921	$98,692,642	5,325,707	$40,402,744	108,060	$827,603	169,256	$1,253,950
Reinvested dividends	115,047	922,638	65,647	494,972	2,979	23,744	3,075	23,040
Shares redeemed	(1,982,156)	(15,519,017)	(2,724,732)	(20,821,830)	(152,762)	(1,182,616)	(472,332)	(3,543,439)

Net increase (decrease)	10,769,812	$84,096,263	2,666,622	$20,075,886	(41,723)	$(331,269)	(300,001)	$(2,266,449)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	5,123,046	$39,014,926	3,746,315	$27,848,198
Reinvested dividends	71,121	563,128	73,432	546,697
Shares redeemed	(4,083,086)	(31,246,862)	(6,066,393)	(46,161,552)

Net increase (decrease)	1,111,081	$8,331,192	(2,246,646)	$(17,766,657)

327

	Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2014		For the year ended January 31, 2013		For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,783,461	$153,725,137	4,700,972	$60,887,464	43,016	$646,222	89,484	$1,174,155
Reinvested dividends	214,134	3,500,438	56,621	734,734	25,923	423,302	35,362	458,375
Shares redeemed	—	—	(30,892)	(423,175)	(399,555)	(6,207,332)	(462,426)	(6,035,152)

Net increase (decrease)	9,997,595	$157,225,575	4,726,701	$61,199,023	(330,616)	$(5,137,808)	(337,580)	$(4,402,622)

	Class 3
	For the year ended January 31, 2014		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,657,853	$54,776,727	7,853,361	$99,118,328
Reinvested dividends	664,491	10,831,643	870,232	11,263,470
Shares redeemed	(8,998,973)	(141,400,414)	(10,685,291)	(140,595,619)

Net increase (decrease)	(4,676,629)	$(75,792,044)	(1,961,698)	$(30,213,821)

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2014:

Portfolio	J P Morgan Securities, Inc.	Oppenheimer & Co., Inc.
Balanced	$21	$—
Capital Growth	—	212
Equity Opportunities	—	227
Global Equities	3,629	—
Emerging Markets	5,420	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended January 31, 2014, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$9,795,283	$2,686,022	$86,125,864	$200,349,238	$17,241,991	$374,061	$(4,743,932)	$277,344,545
Global Bond Portfolio, Class 1	457,826	337,711	16,552,347	30,613,604	—	—	(455,746)	47,505,742
High-Yield Bond Portfolio, Class 1	4,011,080	—	17,891,827	70,485,627	—	—	(86,058)	92,302,476
Total Return Bond Portfolio, Class 1	3,918,664	3,511,871	99,116,081	234,917,536	—	—	(9,213,956)	332,250,196
Equity Index Portfolio, Class 1	1,203,324	—	179,744,345	241,325,070	—	—	53,668,006	475,940,745
Growth-Income Portfolio, Class 1	2,259,553	2,776,576	72,902,915	96,530,029	—	—	15,564,717	190,033,790
MFS Massachusetts Portfolio, Class 1	1,172,220	3,722,015	91,655,225	120,662,534	—	—	23,744,172	240,956,166
Fundamental Growth Portfolio, Class 1	—	—	53,279,112	71,032,189	—	—	23,895,132	148,206,433
Blue Chip Growth Portfolio	—	—	—	2,047,997	—	—	(23,475)	2,024,522
Real Estate Portfolio, Class 1	399,743	—	35,141,847	27,173,565	20,385,321	1,428,001	(1,893,102)	41,864,733
Small Company Value Portfolio, Class 1	708,091	255,912	38,391,004	48,265,014	—	—	11,085,201	98,705,222
Mid Cap Growth Portfolio, Class 1	—	—	18,191,468	24,132,507	—	—	9,532,897	51,856,872

328

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2014
Aggressive Growth Portfolio, Class 1	$—	$—	$18,001,480	$13,769,604	$—	$—	$8,248,358	$40,019,442
Growth Opportunities Portfolio, Class 1	—	2,215,737	20,845,411	21,091,450	—	—	6,058,128	50,210,726
International Growth and Income Portfolio, Class 1	770,043	—	18,863,570	24,132,507	—	—	2,926,355	46,692,475
Global Equities Portfolio, Class 1	1,010,371	—	89,702,226	120,662,535	—	—	22,351,176	233,726,308
Emerging Markets Portfolio, Class 1	610,608	—	36,398,065	94,259,661	—	—	(11,255,058)	120,013,276
Foreign Value Portfolio, Class 1	2,196,972	—	57,930,106	72,397,521	—	—	10,281,282	142,805,881
Seasons Series Trust
Stock Portfolio, Class 1	—	6,878,429	64,509,158	105,653,200	—	—	29,706,259	206,747,046
Large Cap Growth Portfolio, Class 1	447,573	2,533,931	20,007,237	51,820,544	—	—	6,382,898	81,192,183
Large Cap Value Portfolio, Class 1	1,704,758	—	73,517,503	96,530,028	—	—	17,249,746	189,002,035
Mid Cap Growth Portfolio, Class 1	—	1,151,874	18,183,131	24,132,507	—	—	5,883,323	49,350,835
Mid Cap Value Portfolio, Class 1	664,126	—	39,468,622	48,265,014	—	—	10,971,970	99,369,732
Small Cap Portfolio, Class 1	—	—	20,393,583	31,454,352	—	—	7,246,132	59,094,067
International Equity Portfolio, Class 1	1,894,894	—	74,901,188	96,530,028	—	—	8,952,518	182,278,628
Diversified Fixed Income Portfolio, Class 1	5,220,210	2,729,340	115,963,221	214,295,231	—	—	(6,923,118)	331,284,884
Real Return Portfolio, Class 1	1,202,707	—	67,022,946	87,362,033	15,753,963	61,946	(3,998,711)	135,896,958
Focus Growth Portfolio, Class 1	—	4,446,250	35,025,220	34,397,490	15,000,000	2,021,856	6,392,116	67,282,932
Focus Value Portfolio, Class 1	597,580	—	35,836,488	48,265,014	—	—	8,527,547	93,226,629
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	3,815,465	1,469,422	100,211,149	117,059,993	20,000,000	(689,226)	(4,716,752)	197,150,051
Growth and Income Portfolio, Class 1	181,189	—	35,934,142	48,265,014	—	—	12,237,089	96,617,434
Growth Portfolio, Class 1	1,103,926	—	72,861,022	96,530,028	—	—	24,898,546	195,393,522
Capital Appreciation Portfolio, Class 1	—	7,852,629	36,209,235	48,265,013	—	—	7,859,811	100,186,688
Natural Resources Portfolio, Class 1	306,942	—	17,760,397	24,132,507	—	—	(1,032,483)	41,167,363

	$45,653,148	$42,567,719	$1,778,537,135	$2,686,806,184	$88,381,275	$3,196,638	$289,320,988	$4,757,700,537

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$2,349,569	$644,289	$9,162,050	$67,810,432	$—	$—	$(1,124,582)	$78,841,758
Global Bond Portfolio, Class 1	295,865	218,241	4,437,044	32,531,047	—	—	(74,478)	37,407,719
High-Yield Bond Portfolio, Class 1	1,467,521	—	2,317,192	36,137,919	—	—	(99,530)	39,823,102
Total Return Bond Portfolio, Class 1	1,109,617	994,428	13,491,553	100,503,740	—	—	(2,282,948)	113,816,390
Equity Index Portfolio, Class 1	474,495	—	25,775,399	178,920,756	—	—	15,915,119	221,085,769

329

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2014
Growth-Income Portfolio, Class 1	$999,140	$1,227,760	$11,614,564	$81,327,616	$—	$—	$4,123,654	$99,292,734
Equity Opportunities Portfolio, Class 1	226,457	—	6,954,442	48,796,569	—	—	4,978,979	60,956,447
Davis Venture Value Portfolio, Class 1	790,373	3,922,413	11,835,747	81,327,616	—	—	2,334,189	100,210,338
Dogs of Wall Street Portfolio, Class 1	585,404	—	7,041,410	48,796,569	—	—	3,515,383	59,938,766
Alliance Growth Portfolio, Class 1	75,243	—	4,701,282	32,531,046	—	—	4,650,152	41,957,723
MFS Massachusetts Portfolio, Class 1	583,477	1,852,646	16,466,221	113,858,661	—	—	8,668,582	141,429,587
Real Estate Portfolio, Class 1	296,978	—	4,616,293	32,531,046	—	—	(337,609)	37,106,708
Small Company Value Portfolio, Class 1	373,082	134,836	7,465,901	48,796,569	—	—	4,362,626	61,133,014
Mid Cap Growth Portfolio, Class 1	—	—	2,401,515	16,265,523	—	—	2,902,211	21,569,249
Marsico Focused Growth Portfolio, Class 1	110,344	1,516,273	9,306,574	65,062,096	—	—	7,388,141	83,383,428
Growth Opportunities Portfolio, Class 1	—	765,586	2,404,507	9,824,896	—	—	1,550,701	14,545,690
Small & Mid Cap Value Portfolio, Class 1	134,640	2,015,221	2,469,287	45,082,268	9,849,842	1,265,111	(613,694)	40,502,991
International Growth and Income Portfolio, Class 1	829,395	—	7,263,100	48,796,570	—	—	2,363,263	59,252,328
Global Equities Portfolio, Class 1	221,145	—	7,163,802	48,796,569	—	—	3,888,128	60,069,644
Foreign Value Portfolio, Class 1	1,300,964	—	12,335,777	81,327,616	—	—	4,662,631	99,626,988
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	283,469	1,604,856	9,211,884	40,623,763	—	—	3,970,341	55,694,313
Large Cap Value Portfolio, Class 1	1,205,879	—	14,241,168	124,093,677	—	—	6,364,208	145,904,932
Mid Cap Growth Portfolio, Class 1	—	450,257	2,396,045	16,265,523	—	—	1,592,303	20,704,128
Mid Cap Value Portfolio, Class 1	251,120	—	4,873,966	32,531,046	—	—	2,826,318	40,482,450
Small Cap Portfolio, Class 1	—	—	2,389,392	16,265,523	—	—	2,026,011	20,680,926
International Equity Portfolio, Class 1	499,183	—	9,684,609	40,623,764	—	—	1,785,230	52,592,786
Diversified Fixed Income Portfolio, Class 1	539,613	282,132	4,553,586	32,531,046	—	—	(577,773)	37,328,604
Real Return Portfolio, Class 1	174,082	—	4,521,630	16,849,551	—	—	(619,283)	20,925,980
Focus Value Portfolio, Class 1	354,615	—	7,072,718	48,796,569	—	—	3,186,867	59,410,769
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	806,255	310,509	6,772,193	48,796,572	—	—	(755,698)	55,929,831

	$16,337,925	$15,939,447	$234,940,851	$1,636,402,158	$9,849,842	$1,265,111	$86,569,442	$1,981,605,092

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2014
AIG Common Stock	$9,233	$—	$791,177	$1,781,762	$8,367	$(145,085)	$447,706	$2,867,193

330

At January 31, 2014, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Strategy Portfolio	5%
Global Bond	SunAmerica Dynamic Allocation Portfolio	11%
	SunAmerica Dynamic Strategy Portfolio	9%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	21%
	SunAmerica Dynamic Strategy Portfolio	9%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	21%
	SunAmerica Dynamic Strategy Portfolio	7%
Equity Index	SunAmerica Dynamic Allocation Portfolio	67%
	SunAmerica Dynamic Strategy Portfolio	31%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	15%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	34%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	8%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	29%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	10%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	17%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	50%
Real Estate	SunAmerica Dynamic Allocation Portfolio	10%
	SunAmerica Dynamic Strategy Portfolio	9%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	24%
	SunAmerica Dynamic Strategy Portfolio	15%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	17%
	SunAmerica Dynamic Strategy Portfolio	7%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	31%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	17%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	33%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	6%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	12%
	SunAmerica Dynamic Strategy Portfolio	16%
Global Equities	SunAmerica Dynamic Allocation Portfolio	59%
	SunAmerica Dynamic Strategy Portfolio	15%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	36%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	16%
	SunAmerica Dynamic Strategy Portfolio	11%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At January 31, 2014, each Dynamic Portfolio held less than 67% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 98% of the outstanding shares of any underlying SAAMCo Fund.

Note 9.  Investment Concentration

Some of the Portfolios’ may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as January 31, 2014: The Global Bond Portfolio had 13.2% of its net assets invested in securities domiciled in Japan. The International Growth and Income Portfolio had 23.3%, 19.3%, 11.1% and 10.7% of its net assets invested in securities domiciled in United Kingdom, Japan, France and Germany, respectively. The International Diversified Portfolio had 21.7%, 19.5% and 10.2% of its net assets invested in equity securities of companies domiciled in Japan, United Kingdom and Germany, respectively. The Emerging Markets Portfolio had 17.0%, 13.5%, 13.0% and 12.3% of its net assets invested in equity securities domiciled in South Korea, China, Brazil and Taiwan. The Foreign Value Portfolio had 14.6%, 14.3% and 11.0% in equity securities of companies domiciled in United Kingdom, France and Germany.

331

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Total Return Bond, Balanced, and MFS Total Return Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At January 31, 2014, the Portfolios had 17.6%, 10.4% and 11.8%, respectively, of their net assets invested in such securities.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2014, the Real Estate Portfolio had 95.5% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2014, the Technology Portfolio had 92.2% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2014, the Telecom Utility Portfolio had 91.9% of its net assets invested in utility companies.

Note 10.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
High-Yield Bond	11	$1,107	$2,620,690	1.38%
“Dogs” of Wall Street	7	213	769,792	1.42
Capital Growth	3	62	519,910	1.43
MFS Massachusetts Investors Trust	5	256	1,313,988	1.37
Blue Chip Growth	4	515	3,430,667	1.35
Mid-Cap Growth	2	89	1,117,098	1.43
Growth Opportunities	1	27	725,784	1.36
Technology	2	26	333,414	1.43
Small & Mid- Cap Value	10	4,866	12,454,756	1.39
International Growth and Income	4	57	380,434	1.34
At January 31, 2014, there were no borrowings outstanding.

332

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2014, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2014, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$3,478,656	$—	$—
Total Return Bond	1,089,816	5,305,798	(7,435)
MFS Total Return	474,061	312,528	133,513
Telecom Utility	29,618	117,531	19,490
Equity Opportunities	3,838,059	747,138	205,336
Capital Growth	864,694	363,833	104,852
MFS Massachusetts Investors Trust	548,550	2,603,645	490,310
Growth Opportunities	647,660	—	—

333

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/10	$10.97	$(0.01)	$0.00	$(0.01)	$(0.27)	$—	$(0.27)	$10.69	(0.05)%	$184,424	0.51%		0.05)%		—%
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)		—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)	—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—

Cash Management Portfolio — Class 2
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)		—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)	—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—

Cash Management Portfolio — Class 3
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)		—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)	—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—

Corporate Bond Portfolio — Class 1
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18		33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19	(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37	(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14

Corporate Bond Portfolio — Class 2
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03		33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17	(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14

Corporate Bond Portfolio — Class 3
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90		33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14	(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13	1/14	1/13	1/14
Cash Management Class 1	0.52%	0.51%	(0.26)%	(0.33)%
Cash Management Class 2	0.67	0.66	(0.41)	(0.48)
Cash Management Class 3	0.77	0.76	(0.51)	(0.58)

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Global Bond Portfolio — Class 1
01/31/10	$11.63	$0.33	$1.10	$1.43	$(0.43)	$(0.30)	$(0.73)	$12.33	12.29%	$89,061	0.71%	2.69%	72%
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74	2.07	98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72	1.90	155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72	1.49	226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71	1.37	222

Global Bond Portfolio — Class 2
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86	2.54	72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89	1.92	98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87	1.77	155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87	1.34	226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86	1.19	222

Global Bond Portfolio — Class 3
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96	2.43	72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99	1.82	98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97	1.63	155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97	1.24	226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96	1.10	222

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/10	$4.29	$0.53	$1.13	$1.66	$(0.46)	$—	$(0.46)	$5.49	39.38	%(1)	$123,988	0.74%	10.58%	112%
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73	8.13	110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72	7.51	79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69	7.03	108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83		222,289	0.66	6.29	85

High-Yield Bond Portfolio — Class 2
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89	10.40	112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88	8.00	110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87	7.37	79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84	6.89	108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66		16,144	0.82	6.18	85

High-Yield Bond Portfolio — Class 3
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99	10.25	112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98	7.88	110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97	7.21	79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94	6.78	108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43		197,270	0.92	6.07	85

Total Return Bond Portfolio — Class 1
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68	3.45	177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67	2.35	289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66	2.57	147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65	1.67	163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)		548,331	0.65	1.43	227

Total Return Bond Portfolio — Class 2
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83	3.30	177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82	2.20	289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81	2.42	147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80	1.59	163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)		18,704	0.80	1.28	227

Total Return Bond Portfolio — Class 3
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93	3.14	177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92	2.09	289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91	2.33	147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90	1.48	163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)		1,019,174	0.90	1.18	227

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover
Balanced Portfolio — Class 1
01/31/10	$10.45	$0.25	$2.55	$2.80	$(0.42)	$—	$(0.42)	$12.83	26.80%	$93,954	0.84%	2.08%	108%
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83	1.79	104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83	1.61	127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81	1.79	105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78	1.47	106
Balanced Portfolio — Class 2
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99	1.93	108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98	1.64	104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98	1.47	127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	1.64	105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	1.32	106
Balanced Portfolio — Class 3
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09	1.80	108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08	1.51	104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08	1.36	127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	1.52	105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	1.21	106

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/10	$11.35	$0.37	$2.32	$2.69	$(0.50)	$—	$(0.50)	$13.54	23.76%	$349,752	0.72%	2.87%	38%
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72	2.37	31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71	2.46	18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71	2.29	23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70	2.00	44
MFS Total Return Portfolio — Class 2
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87	2.73	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87	2.22	31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86	2.31	18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86	2.14	23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
MFS Total Return Portfolio — Class 3
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97	2.60	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97	2.12	31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96	2.21	18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96	2.04	23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
MFS Total Return Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
MFS Total Return Class 2	0.01	0.00	0.00	0.00	0.00
MFS Total Return Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average netassets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%		$21,444	0.55	%(1)†	(0.34	)%(1)†	0
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32		2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07		5,837,927	0.49		0.94		10

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22		289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22		2,429,480	0.52	(1)	1.13	(1)	8

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/2014	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89		73,541	1.16	(1)†	(0.62	)(1)†	46

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/2014	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89	(2)	76,672	1.23	(1)†	0.54	(1)†	52

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/12		1/13		1/14		1/12		1/13		1/14
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%		(9.97	)%†	1.42%		—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52		—		1.88	†	1.13
VCP Total Return BalancedSM Class 3	—		—		1.63	†	—		—		(1.09	)†
VCPSM Value Class 3	—		—		1.71	†	—		—		0.06	†

(2)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/10	$7.57	$0.33	$1.82	$2.15	$(0.50)	$—	$(0.50)	$9.22	28.40%		$23,270	1.06	%(2)	3.83	%(2)	66%
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40		23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87		22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25		22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25		22,341	1.08	(2)	2.76	(2)	45

Telecom Utility Portfolio — Class 2
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23		3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33		3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64		3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08		2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06		2,418	1.23	(2)	2.63	(2)	45

Telecom Utility Portfolio — Class 3
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14		9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20		11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55		20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93		24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97		26,653	1.32	(2)	2.49	(2)	45

Equity Index Portfolio — Class 1
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31		17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76		18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66		18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68	(3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72		715,800	0.47	(1)	1.46	(1)	58

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10	1/11	1/12	1/13	1/14	1/10	1/11	1/12	1/13	1/14
Equity Index Class 1	0.87%	0.88%	1.06%	0.58%	0.45%	1.36%	1.13%	1.01%	1.67%	1.48%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Telecom Utility Class 1	0.01%	0.01%	0.00%	0.00%	0.01%
Telecom Utility Class 2	0.01	0.01	0.00	0.00	0.01
Telecom Utility Class 3	0.01	0.01	0.00	0.00	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/10	$13.38	$0.14	$3.69	$3.83	$(0.23)	$—	$(0.23)	$16.98	28.61%		$198,240	0.71	%(1)	0.90	%(1)	49%
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08		194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83		180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31		263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08		472,564	0.64	(1)	2.08	(1)	28

Growth-Income Portfolio — Class 2
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39		12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88		11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69		11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13		11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89		12,292	0.79	(1)	1.98	(1)	28

Growth-Income Portfolio — Class 3
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25		18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79		20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54		67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01		107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78		164,406	0.89	(1)	1.85	(1)	28

Equity Opportunities Portfolio — Class 1
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50		57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90		57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28		48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87	(2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33		110,533	0.86		0.69		61

Equity Opportunities Portfolio — Class 2
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28		8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64		8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18		6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69	(2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13		6,217	1.02		0.57		61

Equity Opportunities Portfolio — Class 3
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22		33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57		34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07		29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55	(2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07		61,787	1.11		0.44		61

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Davis Venture Value Portfolio — Class 1
01/31/10	$14.67	$0.15	$6.00	$6.15	$(0.30)	$(0.44)	$(0.74)	$20.08	41.94%	$700,922	0.77	%(1)	0.81	%(1)	14%
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01	684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)	552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
Davis Venture Value Portfolio — Class 2
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73	97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78	94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
Davis Venture Value Portfolio — Class 3
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59	562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72	633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
“Dogs” of Wall Street Portfolio — Class 1
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46	24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71	26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
“Dogs” of Wall Street Portfolio — Class 2
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19	7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38	7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
“Dogs” of Wall Street Portfolio — Class 3
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09	14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24	25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/10	$14.22	$0.16	$5.39	$5.55	$(0.11)	$—	$(0.11)	$19.66	39.01%	$257,596	0.68%	0.91%	98%
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70	0.48	87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69	0.48	94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69	0.29	92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67	0.04	63

Alliance Growth Portfolio — Class 2
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83	0.76	98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85	0.33	87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84	0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84	0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63

Alliance Growth Portfolio — Class 3
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93	0.64	98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95	0.23	87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94	0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94	0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Alliance Growth Class 1	0.01%	0.00%	0.00%	0.01%	0.00%
Alliance Growth Class 2	0.01	0.00	0.00	0.01	0.00
Alliance Growth Class 3	0.01	0.00	0.00	0.01	0.00

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/10	$5.30	$0.00	$2.13	$2.13	$—	$—	$—	$7.43	40.19%	$10,774	1.00%	0.02%	47%
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04	0.08	57
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00	0.39	26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00	0.71	30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97	0.24	82

Capital Growth Portfolio — Class 2
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15	(0.11)	47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19	(0.07)	57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15	0.23	26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14	0.58	30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12	0.10	82

Capital Growth Portfolio — Class 3
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25	(0.21)	47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29	(0.18)	57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25	0.14	26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25	0.48	30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22	(0.01)	82

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10	1/11	1/12	1/13	1/14	1/10	1/11	1/12	1/13	1/14
Capital Growth Class 1	1.05%	1.09%	1.05%	1.06%	1.07%	(0.03)%	0.03%	0.34%	0.65%	0.14%
Capital Growth Class 2	1.20	1.24	1.20	1.20	1.22	(0.16)	(0.12)	0.18	0.52	(0.00)
Capital Growth Class 3	1.30	1.34	1.30	1.31	1.32	(0.26)	(0.23)	0.09	0.42	(0.11)

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/10	$9.46	$0.14	$2.85	$2.99	$(0.15)	$—	$(0.15)	$12.30	31.65%	$71,683	0.79%		1.26%		37%
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
Fundamental Growth Portfolio — Class 1
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
Fundamental Growth Portfolio — Class 2
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
Fundamental Growth Portfolio — Class 3
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
MFS Massachusetts Investors Trust Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.00	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.05	0.03	0.02	0.01	0.01
Fundamental Growth Class 2	0.05	0.03	0.02	0.01	0.01
Fundamental Growth Class 3	0.05	0.03	0.02	0.01	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/10(1)	1/11(1)	1/12(1)	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.96%	0.95%	0.94%	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.11	1.10	1.09	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.21	1.20	1.19	(0.26)	(0.53)	(0.36)

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/10	$4.63	$0.02	$1.58	$1.60	$(0.02)	$—	$(0.02)	$6.21	34.54%	$11,435	0.85	%(2)	0.38	%(2)	45%
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82	10,313	0.85	(2)	0.24	(2)	101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)	11,410	0.85	(2)	0.16	(2)	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(2)	0.38	(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85		0.34		255

Blue Chip Growth Portfolio — Class 2
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33	4,900	1.00	(2)	0.23	(2)	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51	4,984	1.00	(2)	0.08	(2)	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(2)	0.02	(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(2)	0.24	(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00		0.19		255

Blue Chip Growth Portfolio — Class 3
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27	19,854	1.10	(2)	0.09	(2)	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44	48,823	1.10	(2)	(0.02	)(2)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(2)	(0.09	)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(2)	0.15	(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10		0.09		255

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10(2)	1/11(2)	1/12(2)	1/13(2)	1/14	1/10(2)	1/11(2)	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.97%	0.94%	0.89%	0.84%	0.82%	0.26%	0.16%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.12	1.09	1.04	0.99	0.97	0.11	(0.00)	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.22	1.18	1.14	1.09	1.07	(0.03)	(0.10)	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13
Blue Chip Growth Class 1	0.00%	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.00	0.01	0.01	0.01
Blue Chip Growth Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

346

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/10	$6.90	$0.21	$2.63	$2.84	$(0.19)	$—	$(0.19)	$9.55	41.19	%(2)	$41,157	0.86	%(1)	2.58	%(1)	71%
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34		44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37		83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)		115,103	0.81		1.73		136

Real Estate Portfolio — Class 2
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(2)	10,222	1.01	(1)	2.41	(1)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17		10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23		10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)		8,728	0.96		1.44		136

Real Estate Portfolio — Class 3
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(2)	161,896	1.11	(1)	2.25	(1)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10		266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06		287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)		280,919	1.06		1.34		136

Small Company Value Portfolio — Class 1
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76		4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08		49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95		163,689	1.01		0.41		10

Small Company Value Portfolio — Class 3
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53		229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77		254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62		247,510	1.27		0.20		10

*	Calculated based upon average shares outstanding.
**	Total return is does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/10
Real Estate Class 1	0.01%
Real Estate Class 2	0.01
Real Estate Class 3	0.01
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

347

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
Mid-Cap Growth Portfolio — Class 1
01/31/10	$6.03	$(0.02)	$2.59	$2.57	$—	$—	$—	$8.60	42.62%	$51,399	0.89%		(0.24)%		84%
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
Mid-Cap Growth Portfolio — Class 2
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
Mid-Cap Growth Portfolio — Class 3
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
Aggressive Growth Portfolio — Class 1
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
Aggressive Growth Portfolio — Class 2
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
Aggressive Growth Portfolio — Class 3
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Mid-Cap Growth Class 1	0.01%	0.00%	0.01%	0.01%	0.01%
Mid-Cap Growth Class 2	0.01	0.00	0.01	0.01	0.01
Mid-Cap Growth Class 3	0.01	0.00	0.01	0.01	0.01
Aggressive Growth Class 1	0.02	0.04	0.01	0.01	0.01
Aggressive Growth Class 2	0.02	0.04	0.01	0.01	0.01
Aggressive Growth Class 3	0.02	0.04	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

348

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/10	$4.50	$(0.03)	$1.04	$1.01	$—	$—	$—	$5.51	2.44%	$12,543	0.90%	(0.61)%	261%
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(0.49)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85	(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83	(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(0.41)	81

Growth Opportunities Portfolio — Class 2
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(0.76)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98	(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(0.55)	81

Growth Opportunities Portfolio — Class 3
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(0.85)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08	(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(0.65)	81

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Growth Opportunities Class 1	0.05%	0.05%	0.03%	0.01%	0.01%
Growth Opportunities Class 2	0.05	0.05	0.03	0.01	0.01
Growth Opportunities Class 3	0.05	0.05	0.03	0.01	0.01

See Notes to Financial Statements

349

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/10	$5.52	$0.03	$2.01	$2.04	$(0.06)	$—	$(0.06)	$7.50	36.91%	$20,902	0.98%	0.49%	85%
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98	0.36	87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96	0.34	88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94	0.50	92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92	0.03	92

Marsico Focused Growth Portfolio — Class 2
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13	0.34	85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13	0.22	87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11	0.18	88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10	0.33	92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07	(0.06)	92

Marsico Focused Growth Portfolio — Class 3
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23	0.22	85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23	0.12	87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21	0.11	88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20	0.24	92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17	(0.18)	92

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

350

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Technology Portfolio Class 1
01/31/10	$1.55	$(0.01)	$0.64	$0.63	$—	$—	$—	$2.18	40.65%	$13,434	1.16%		(0.65)%		233%
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(2)	(0.63	)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69	11,606	1.14	(2)	(0.49	)(2)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67	10,089	1.18	(2)	(0.43	)(2)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33	10,209	1.16	(2)	(0.43	)(2)	88

Technology Portfolio Class 2
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31		(0.80)		233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(2)	(0.78	)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72	3,471	1.29	(2)	(0.64	)(2)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35	2,967	1.33	(2)	(0.58	)(2)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33	3,043	1.31	(2)	(0.58	)(2)	88

Technology Portfolio Class 3
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41		(0.90)		233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(2)	(0.88	)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38	25,090	1.39	(2)	(0.76	)(2)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37	22,373	1.43	(2)	(0.69	)(2)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20	26,723	1.41	(2)	(0.69	)(2)	88

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10	1/11(2)	1/12(2)	1/13(2)	1/14(2)	1/10	1/11(2)	1/12(2)	1/13(2)	1/14(2)
Technology Class 1	1.26%	1.26%	1.24%	1.28%	1.26%	(0.75)%	(0.73)%	(0.59)%	(0.53)%	(0.53)%
Technology Class 2	1.41	1.41	1.39	1.43	1.41	(0.90)	(0.88)	(0.74)	(0.68)	(0.68)
Technology Class 3	1.51	1.51	1.49	1.53	1.51	(1.00)	(0.98)	(0.86)	(0.79)	(0.79)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14
Technology Class 1	0.02%	0.03%	0.02%	0.02%
Technology Class 2	0.02	0.03	0.02	0.02
Technology Class 3	0.02	0.03	0.02	0.02

See Notes to Financial Statements

351

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51

Small & Mid Cap Value Portfolio Class 2
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51

Small & Mid Cap Value Portfolio Class 3
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operation
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Small & Mid-Cap Value Class 1	—%	—%	0.00%	0.02%	0.02%
Small & Mid-Cap Value Class 2	0.02	0.02	0.03	0.02	0.02
Small & Mid-Cap Value Class 3	0.02	0.02	0.03	0.02	0.02

See Notes to Financial Statements

352

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover
International Growth and Income Portfolio — Class 1
01/31/10	$6.12	$0.16	$2.10	$2.26	$—	$—	$—	$8.38	36.93%	$103,000	1.00	%(1)(2)	2.15	%(1)(2)	133%
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
International Growth and Income Portfolio — Class 2
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
International Growth and Income Portfolio — Class 3
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
Global Equities Portfolio — Class 1
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
Global Equities Portfolio — Class 2
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
Global Equities Portfolio — Class 3
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
International Growth and Income Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.01	0.00	0.00	0.00
International Growth and Income Class 3	0.01	0.01	0.00	0.00	0.00
Global Equities Class 1	—	—	0.00	0.00	0.00
Global Equities Class 2	—	—	0.00	0.00	0.00
Global Equities Class 3	—	—	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10(1)	1/11(1)	1/12(1)	1/13(1)	1/14(1)	1/10(1)	1/11(1)	1/12(1)	1/13(1)	1/14(1)
International Growth and Income Class 1	1.05%	1.04%	1.04%	1.05%	1.01%	2.10%	1.77%	2.14%	2.16%	1.63%
International Growth and Income Class 2	1.20	1.19	1.19	1.20	1.16	1.95	1.62	1.99	2.15	1.72
International Growth and Income Class 3	1.30	1.29	1.29	1.30	1.27	1.83	1.47	1.85	2.02	1.68

See Notes to Financial Statements

353

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/10	$6.06	$0.13	$2.18	$2.31	$(0.11)	$—	$(0.11)	$8.26	37.99%	$80,191	0.97%	1.67%	34%
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98	1.39	26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01	1.81	33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01	1.86	27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99	1.52	45

International Diversified Equities Portfolio Class 2
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12	1.52	34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13	1.23	26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16	1.69	33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16	1.67	27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14	1.40	45

International Diversified Equities Portfolio Class 3
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22	1.45	34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23	1.11	26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26	1.56	33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26	1.55	27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24	1.26	45

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.

See Notes to Financial Statements

354

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/10	$4.24	$0.07	$3.19	$3.26	$—	$—	$—	$7.50	76.89%	$99,502	1.30%		1.07%		224%
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32		0.61		173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33		0.80		96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51

Emerging Markets Portfolio Class 2
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45		0.96		224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47		0.47		173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51

Emerging Markets Portfolio Class 3
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55		0.82		224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57		0.35		173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Emerging Markets Class 1	0.07%	0.06%	0.03%	0.04%	0.00%
Emerging Markets Class 2	0.07	0.06	0.03	0.04	0.00
Emerging Markets Class 3	0.07	0.06	0.03	0.04	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/13(1)	1/14(1)
Emerging Markets Class 1	1.29%	1.29%	0.95%	1.56%
Emerging Markets Class 2	1.44	1.44	0.93	1.44
Emerging Markets Class 3	1.54	1.54	0.75	1.33

See Notes to Financial Statements

355

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88	(1)	1.61	(1)	16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87	(1)	1.28	(1)	17

Foreign Value Portfolio Class 2
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17

Foreign Value Portfolio Class 3
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	01/10	1/11	1/12	1/13	1/14
Foreign Value Class 1	—%	—%	0.00%	0.00%	0.00%
Foreign Value Class 2	—	0.00	0.00	0.00	0.00
Foreign Value Class 3	—	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

356

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Total Return BalancedSM Portfolio, VCPSM Value Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs’’ of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-five of the portfolios of SunAmerica Series Trust, hereafter referred to as the “Trust’’) at January 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

March 28, 2014

357

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2014 (unaudited)

At meetings held on September 27, 2013 and December 6, 2013, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (“BofA Advisors”), Columbia Management Investment Advisers, LLC (“Columbia”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.” In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew such Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trusts;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and each of the Subadvisers; (d) information regarding SAAMCo’s and each Subadviser’s compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of each Subadviser.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

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The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual and/or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios as well as performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SAAMCo or the Subadvisers with similar investment objectives and/or strategies, as applicable.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

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The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2013 from Lipper and additional performance information as of June 30, 2013 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group, and each Subadviser’s performance within a Portfolio. The Board also considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•

Aggressive Growth Portfolio (subadvised by Wells Capital).    The Board considered that actual management fees were below the medians of its Expense Group/Universe. The Board also considered that actual total expenses were above the median of its Expense Universe and below the median of its Expense Group. The Board noted that actual subadvisory fees were at the median of its Subadvisory Expense Group.

The Board further noted that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed below its Lipper peer index for the five-year period. The Board considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and three-year periods and below the median of its Performance Universe for the five-year period but was equal to the median of its Performance Group for the five-year period. The Board took into account management’s discussion of the Subadviser’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

Alliance Growth Portfolio (subadvised by AllianceBernstein).    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and performed below its Lipper peer index for the three- and five-year periods. The Board further considered that the Portfolio performed above the median of its Performance Universe for the one-year period and below the median of its Performance Universe for the three- and five-year periods. With respect to the Performance Group, the Board noted that performance was equal to the median for the one-year period and below the median for the three- and five-year periods. The Board took into account management’s discussion of the Subadviser’s performance, including that a new investment team started managing the Portfolio effective March 31, 2012. The Board concluded that the Portfolio’s performance was being addressed.

•

Balanced Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees were below the medians of its Expense Group/Universe. The Board also considered that actual total expenses were below the median of its Expense Universe and at the median of its Expense Group. The Board noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and at the median of its Subadvisory Expense Group.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group/Universe for the same period. The Board concluded that performance was satisfactory.

•

Blue Chip Growth Portfolio (subadvised by SAAMCo).    The Board considered that actual management fees and actual total expenses were each below the median of their respective Expense Groups and above the median of their respective Expense Universes. The Board considered that the voluntary expense limitations of 0.85%, 1.00%, and 1.10% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same periods. The Board considered management’s discussion, including management’s recommendation to hire a subadviser for the Portfolio, and concluded performance was being addressed.

•

Capital Growth Portfolio (subadvised by Oppenheimer Funds).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and below the median of its Subadvisory Expense Group. The Board considered that SAAMCo has voluntarily agreed to waive 0.10% of its investment advisory fee and that the Subadviser has voluntarily agreed to waive 0.05% of its subadvisory fee until further notice.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group/Universe for the same period. The Board took into account management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded performance was being addressed.

360

•

Cash Management Portfolio (subadvised by BofA Advisors).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Group and at the median of its Subadvisory Expense Universe. The Board considered that the voluntary expense limitations of 0.45%, 0.60% and 0.70% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group/Universe for the same periods. The Board noted that the Portfolio is not directly comparable to other money market funds because it does not seek to maintain a stable net asset value (“NAV”). The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

•

Corporate Bond Portfolio (subadvised by Federated).    The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the median of its Expense Universe and at the median of its Expense Group. The Board considered that actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group/Universe for the same periods. The Board concluded performance was satisfactory.

•

Davis Venture Value Portfolio (subadvised by Davis).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and performed below its Lipper peer index for the three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board took into account management’s discussion of performance and concluded performance was satisfactory in light of all the factors considered.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group/Universe for the same periods. The Board concluded that performance was satisfactory.

•

Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AllianceBernstein).    The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-year period and for the period from the Portfolio’s inception to June 30, 2013. The Board also considered that performance was above the median of its Expense Universe during the same periods. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AllianceBernstein).    The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board considered that the contractual expense limitations of 0.55% for Class 3 shares would continue for another one-year period.

The Board considered that since inception to June 30, 2013, the Portfolio outperformed its Lipper peer index and performance was above the median of its Performance Universe. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Emerging Markets Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees were above the median of its Expense Universe and below the median of its Expense Group. The Board noted that actual total expenses were below the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and below the median of its Subadvisory Expense Group. The Board considered that SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

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The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and performed below its Lipper peer index for the three- and five-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group/Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance, including that JP Morgan took over the Portfolio effective January 2013 and concluded performance was being addressed.

•

Equity Index Portfolio (advised by SAAMCo).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board considered management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same period. The Board considered the small asset size of the Portfolio and noted flows have increased since the Portfolio has become an investment option in the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios. The Board also considered management’s discussion of the Portfolio’s relative performance, as well as its investment goal, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and at the median of its Subadvisory Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group/Universe for the one- and three-year periods and performed above the median of its Performance Group/Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Foreign Value Portfolio (subadvised by Templeton).    The Board considered that actual management fees were above the medians of its Expense Group/Universe and that actual total expenses were at the medians of its Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and performed below its Lipper peer index for the three- and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period, at the median of its Performance Group for the three-year period, and below the median of its Performance Group for the five-year period. The Board further considered that performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Fundamental Growth Portfolio (subadvised by Wells Capital).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and at the median of its Subadvisory Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and performed below its Lipper peer index for the one- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three-, and five-year periods. The Portfolio also performed below the median of its Performance Universe for the one- and five-year periods and performed above the median for the three-year period. The Board took account of management’s discussion regarding performance and concluded performance was satisfactory in light of all the factors considered.

•

Global Bond Portfolio (subadvised by GSAM-International).    The Board noted that both actual management fees and actual total expenses were at the median of its Expense Universe and below the median of its Expense Group. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

•

Global Equities Portfolio (subadvised by JP Morgan).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also considered that that actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same period. The Board took account of management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded that performance was being addressed.

362

•

Growth-Income Portfolio (subadvised by JP Morgan).    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board also noted that subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed below its Lipper peer index for the five-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one- and three-year periods and below the median of its Performance Group for the five-year period. The Board further considered that performance was below the median of its Performance Universe for the one-year period, below the median of its Performance Universe for the three-year period, and equal to the median of its Performance Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all the factors considered.

•

Growth Opportunities Portfolio (subadvised by Invesco).    The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board also noted that subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board concluded that performance was satisfactory in light of all the factors considered.

•

High-Yield Bond Portfolio (subadvised by PineBridge).    The Board noted that actual management fees were above the median of its Expense Universe and below the median of its Expense Group. The Board also considered that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed below its Lipper peer index for the five-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

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International Diversified Equities Portfolio (subadvised by Morgan Stanley).    The Board noted that actual management fees were at the medians of its Expense Group/Universe and that actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and five-year periods and below the medians of its Performance Group/Universe for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

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International Growth and Income Portfolio (subadvised by Putnam).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and performed below its Lipper peer index for the one- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

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Marsico Focused Growth Portfolio (subadvised by Marsico).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three-, and five-year periods. The Board also noted that performance was above the median of its Performance Universe during the same periods. The Board considered management’s discussion of the Portfolio’s recent performance, including management’s monitoring efforts, and concluded that performance was being addressed.

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MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

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The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Universe for the one- and five-year periods and below the median of its Performance Group for the three-year period. The Board further considered that performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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MFS Total Return Portfolio (subadvised by MFS).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one- and three-year periods and below the median of its Performance Group for the five-year period. The Board further considered that the Portfolio’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Mid-Cap Growth Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees were above the median of its Expense Universe and below the median of its Expense Group. The Board also considered that actual total expenses were below the medians of its Expense Group/Universe. The Board noted that actual subadvisory fees were below the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed below its Lipper peer index for the five-year period. The Board further considered that the Portfolio performed above the median of its Performance Group/Universe for the one-, three-, and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

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Real Estate Portfolio (subadvised by Davis).    The Board noted that actual management fees were above the medians of its Expense Group/Universe and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group/Universe for the same period. The Board took account of management’s discussion, including its recommendation to replace the Portfolio’s current subadviser, and concluded the Portfolio’s performance was being addressed.

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Small & Mid Cap Value Portfolio (subadvised by AllianceBernstein).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and five-year periods and below the median of its Performance Group for the three-year period. The Board considered management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

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Small Company Value Portfolio (subadvised by Franklin).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were equal to the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one- and three-year periods. The Board further considered that performance was equal to the median of its Performance Group for the five-year period and above the median of its Performance Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

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Technology Portfolio (subadvised by Columbia).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were at the medians of its Subadvisory Expense Group/Universe. The Board also noted that SAAMCo is voluntarily waiving 0.10% of its advisory fee.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same periods. The Board considered management’s discussion of the Portfolio’s performance and concluded performance was being addressed.

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Telecom Utility Portfolio (subadvised by MFS).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board considered management’s discussion of the Portfolio’s fees and expenses. The Board also considered the small-size of the Portfolio relative to its peers.

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The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three-, and five-year periods and above the median of its Performance Universe during the same periods. The Board concluded performance was satisfactory in light of all factors considered.

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Total Return Bond Portfolio (subadvised by PIMCO).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and at the median of its Subadvisory Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Board further considered that the Portfolio performed below the medians of its Performance Group/Universe for the one- and three-year periods and above the median of its Performance Universe for the five-year period. The Board took account of management’s discussion regarding the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contribute to AGL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

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The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Consideration of Business Interruptions.

In order to reduce the possibility that a disaster could interrupt the business continuity of the Trust and adversely affect the interests of its shareholders, and after consultation with fund counsel and counsel to the independent trustees, the Board concluded that it would be in the best interests of the shareholders to consider the re-approval of the Advisory Contracts for purposes of business continuity and disaster recovery management at its in-person meeting held on December 6, 2013. The Board reconsidered the materials presented at the September 27, 2013 meeting and management’s update on the Portfolios and noted that the information and materials considered at the September 27, 2013 meeting had not changed in any material respect.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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INTERNATIONAL GROWTH AND INCOME PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT

January 31, 2013 (unaudited)

At their in-person meeting on December 6, 2013 held, among other reasons, to consider the approval of a new Subadvisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo”) and Putnam Investment Management, LLC (“Putnam Management”) with respect to the International Growth & Income Portfolio (the “Portfolio”) (the “New Subadvisory Agreement”), the Trustees, including the Trustees who are not interested persons of the Trust (the “Independent Trustees”), as defined by the Investment Company Act of 1940 (the “1940 Act”), considered the potential implications to the Portfolio of Mr. Desmarais’ death and the transfer of voting control over Power Corporation of Canada to The Desmarais Family Residuary Trust (the “Transfer”). To address the possibility that the Transfer constituted an assignment of the Portfolio’s Subadvisory Agreement with Putnam Management, the Trustees unanimously voted to approve a New Subadvisory Agreement for the Portfolio. The Trustees considered that, except for the effective date (December 6, 2013) and duration, the New Subadvisory Agreement was identical to the Portfolio’s previous Subadvisory Agreement. Under the New Subadvisory Agreement, Putnam Management provides investment advisory services to the Portfolio on essentially the same terms and conditions, and for the same fees, as it did under the previous Subadvisory Agreement. In particular, the Trustees considered:

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Information about the operations of The Desmarais Family Residuary Trust, including that Paul Desmarais, Jr. and André Desmarais, Mr. Desmarais’ sons, were expected to exercise, jointly, voting control over the Power Corporation of Canada shares controlled by The Desmarais Family Residuary Trust.

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That Paul Desmarais, Jr. and André Desmarais had been playing active managerial roles at Power Corporation of Canada, with responsibility for the oversight of Power Corporation of Canada’s subsidiaries, including Putnam Investments, since Power Corporation of Canada had acquired Putnam Investments in 2007, including serving as Directors of Putnam Investments, and that the Transfer would not affect their responsibilities as officers of Power Corporation of Canada.

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The intention expressed by representatives of Power Corporation of Canada, Power Financial Corporation, and Great-West Lifeco that there would be no change to the operations or management of Putnam Investments or to the investment advisory services provided to the Portfolio by Putnam Management and its affiliates as a result of the Transfer.

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Putnam Management’s assurances that, following the Transfer, Putnam Management would continue to provide the same level of services to the Portfolio and that the Transfer would not have an adverse impact on the ability of Putnam Management and its affiliates to continue to provide high quality investment advisory services to the Portfolio.

•	Putnam Management’s assurances that there are no current plans to make any changes to the quality of any services provided to the Portfolio or its shareholders, as a result of the Transfer.

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The benefits that the Portfolio has received and may potentially receive as a result of Putnam Management being a member of the Power Corporation of Canada group of companies, which promotes the stability of the Putnam organization.

•	The commitment of Putnam Investments to bear the expenses incurred by the Portfolio in connection with the Transfer.

Based upon the foregoing considerations, the Trustees concluded that, to eliminate any ambiguity as to the status of your Portfolio’s Subadvisory Agreement, it was in the best interests of the Portfolio’s shareholders for the Trustees to approve New Subadvisory Agreement with Putnam Management so that Putnam Management can continue to serve as your Portfolio’s subadviser. On December 6, 2013, the Trustees, including all of the Trustees present who are not “interested persons” of the Portfolio or Putnam Investments, unanimously approved the New Subadvisory Agreement. The approval of the New Subadvisory Agreement took place as part of the Board’s annual consideration of the Trusts’ advisory and subadvisory agreements.

In connection with the approval of the New Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such New Subadvisory Agreement. Those factors included:

(1)	the requirements of the Trusts in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory services to be provided by Putnam Management and the administrative and other management services provided by SAAMCo;

(3)	the size and structure of the investment advisory fee and any other material payments to SAAMCo and Putnam Management and, in connection therewith, a review of the costs of services provided and the profits realized by SAAMCo and its affiliates from the relationship with the Trusts;

(4)	the extent to which SAAMCo realizes economies of scale and shares them with the Trusts;

(5)	the organizational capability and financial condition of SAAMCo and Putnam Management and their affiliates;

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(6)	the possibility that services of the type required by the Trusts might be better obtained from other organizations; and

(7)	the fees paid by SAAMCo to Putnam Management for managing the Portfolio.

In addition, the Board considered (a) the relationship between the Trusts and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and Putnam Management; (d) information regarding SAAMCo’s and Putnam Management’s compliance and regulatory history; (e) information about the services SAAMCo provides in connection with the oversight of Putnam Management; and (f) the reasonableness of the advisory fee retained by SAAMCo in light of the services it performs.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the New Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Portfolio’s subadvisory fees compared to subadvisory fees of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered the expenses and performance of Putnam Management with respect to accounts and mutual funds managed by it that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by, or to be provided by, SAAMCo and Putnam Management. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets allocated to Putnam Management, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, and ensuring that Putnam Management’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of the Portfolio. The Board considered that SAAMCo also monitors and reviews the activities of third-party service providers that may provide additional administrative services.

The Board considered that Putnam Management will be responsible for providing investment management services on a day-to-day basis. In such role, Putnam Management (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed Putnam Management’s history, structure and size, and investment experience. The Board considered Putnam Management’s personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, Putnam Management has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolio and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing supervisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio as set forth in the Portfolio’s prospectus.

The Board also reviewed Putnam Management’s compliance and regulatory history, including information about litigation, regulatory actions or investigations that could impair Putnam Management’s ability to serve as a subadviser to the Portfolio. The Board considered Putnam Management’s risk assessment and risk management processes and concluded that there was no information provided that would have a material adverse effect on Putnam Management’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by SAAMCo and Putnam Management in light of all the circumstances and that there was a reasonable basis on which to conclude that the Adviser and Subadviser would provide high quality services to the Trust.

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Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s actual and contractual subadvisory fees (including actual subadvisory fees as a portion of management fees). Such fees were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and Putnam Management, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by Putnam Management with respect to other mutual funds and accounts with similar investment strategies to the Portfolio.

As part of its review, the Board considered information, including but not limited to the following information, provided by Lipper and management in making its determinations. It was noted that actual subadvisory fees were calculated as of the Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Subadvisor Expense Group/Universe.

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International Growth and Income Portfolio.    The Board noted that actual total expenses and actual management fees were above the medians of the Portfolio’s Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board also considered that the Portfolio underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board further noted that performance was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period.

Cost of Services and Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee retained by SAAMCo. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolio pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in the Portfolio. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

In considering the reasonableness of the advisory fee retained by SAAMCo, the Board received information related to SAAMCo’s profitability with respect to the services it provides to the Portfolio. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolio to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“USLIC”) (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the New Subadvisory Agreement are paid by SAAMCo out of the advisory fees that it receives. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to Putnam Management. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product

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and the manager’s prestige. The Board determined that the profitability to Putnam Management in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the New Subadvisory Agreement.

The Board considered that the New Subadvisory Agreement contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the New Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to Putnam Management’s profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in Putnam Management’s management of the Portfolio is not a material factor in its consideration at this time.

Terms of New Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the New Subadvisory Agreement including the duties and responsibilities undertaken by Putnam Management as discussed above. The Board noted that the terms of the New Subadvisory Agreement will be identical except for the effective date (December 6, 2013) and duration. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates Putnam Management out of the fees it receives from the Trust. The Board noted that the New Subadvisory Agreement provides that Putnam Management will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Subadvisory Agreement.

Conclusions.

In reaching its decision to approve the New Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have attributed different weights to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Putnam Management possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the New Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

370

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 69	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	61	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 74	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	61	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 65	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	61	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 69	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	61	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010 – Present).

Allan L. Sher Age: 82	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	61	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 65	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (2006-2011); Co-founder, Grandpoint Capital, Inc (2009-2010).	61	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2001 – Present); Director, Health Net, Inc. (health insurance) (2000-Present).
Interested Trustee

Peter A. Harbeck(2) Age: 60	Trustee	March 2014	President, CEO and Director, SAAMCo (1995 – Present); Director, AIG Capital Services, Inc. (“ACS”) (1993 – Present); Chairman, Advisor Group, Inc. (2004 – Present).	137	None.

371

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 45	President	2007 – Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel Age: 47	Treasurer	2002 – Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A

Nori L. Gabert Age: 60	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Katherine Stoner Age: 57	Chief Compliance Officer (“CCO”)	May 2011 – Present	Vice President, SAAMCo (May 2011- Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 – Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 – Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 – Present).	N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 47	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston Age: 48	Vice President and Assistant Treasurer	2001 – Present	Vice President, SAAMCo (2001 to Present)	N/A	N/A

Matthew J. Hackethal Age: 42	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

372

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2014.

During the year ended January 31, 2014, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.78	0.61	—	0.17	0.13
Corporate Bond Portfolio Class 2	0.76	0.59	—	0.17	0.13
Corporate Bond Portfolio Class 3	0.75	0.58	—	0.17	0.13
Global Bond Portfolio Class 1	0.23	0.13	0.10	—	—
Global Bond Portfolio Class 2	0.21	0.11	0.10	—	—
Global Bond Portfolio Class 3	0.21	0.11	0.10	—	—
High-Yield Bond Portfolio Class 1	0.34	0.34	—	—	0.39
High-Yield Bond Portfolio Class 2	0.33	0.33	—	—	0.39
High-Yield Bond Portfolio Class 3	0.32	0.32	—	—	0.39
Total Return Bond Portfolio Class 1	0.25	0.13	0.09	0.03	—
Total Return Bond Portfolio Class 2	0.23	0.11	0.09	0.03	—
Total Return Bond Portfolio Class 3	0.23	0.11	0.09	0.03	—
Balanced Portfolio Class 1	0.27	0.27	—	—	71.79
Balanced Portfolio Class 2	0.25	0.25	—	—	71.79
Balanced Portfolio Class 3	0.24	0.24	—	—	71.79
MFS Total Return Portfolio Class 1	0.42	0.42	—	—	63.19
MFS Total Return Portfolio Class 2	0.39	0.39	—	—	63.19
MFS Total Return Portfolio Class 3	0.37	0.37	—	—	63.19
SunAmerica Dynamic Allocation Portfolio Class 3	0.02	—	0.00	0.02	20.02
SunAmerica Dynamic Strategy Portfolio Class 3	0.00	—	0.00	0.00	19.99
VCP Total Return BalancedSM Portfolio Class 3	0.35	0.06	0.12	0.17	—
VCPSM Value Portfolio Class 3	0.04	0.03	0.01	—	51.84
Telecom Utility Portfolio Class 1	0.33	0.33	—	—	74.97
Telecom Utility Portfolio Class 2	0.31	0.31	—	—	74.97
Telecom Utility Portfolio Class 3	0.30	0.30	—	—	74.97
Equity Index Portfolio Class 1	0.05	0.05	—	—	100.00
Growth-Income Portfolio Class 1	0.94	0.42	0.02	0.50	100.00
Growth-Income Portfolio Class 2	0.90	0.38	0.02	0.50	100.00
Growth-Income Portfolio Class 3	0.90	0.38	0.02	0.50	100.00
Equity Opportunities Portfolio Class 1	0.09	0.09	—	—	100.00
Equity Opportunities Portfolio Class 2	0.07	0.07	—	—	100.00
Equity Opportunities Portfolio Class 3	0.06	0.06	—	—	100.00
Davis Venture Value Portfolio Class 1	1.96	0.33	0.03	1.60	100.00
Davis Venture Value Portfolio Class 2	1.92	0.29	0.03	1.60	100.00
Davis Venture Value Portfolio Class 3	1.89	0.26	0.03	1.60	100.00

373

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
“Dogs” of Wall Street Portfolio Class 1	$0.17	$0.17	$—	$—	100.00%
“Dogs” of Wall Street Portfolio Class 2	0.16	0.16	—	—	100.00
“Dogs” of Wall Street Portfolio Class 3	0.16	0.16	—	—	100.00
Alliance Growth Portfolio Class 1	0.09	0.09	—	—	100.00
Alliance Growth Portfolio Class 2	0.04	0.04	—	—	100.00
Alliance Growth Portfolio Class 3	0.01	0.01	—	—	100.00
Capital Growth Portfolio Class 1	0.09	0.09	—	—	100.00
Capital Growth Portfolio Class 2	0.07	0.07	—	—	100.00
Capital Growth Portfolio Class 3	0.06	0.06	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 1	0.50	0.12	—	0.38	100.00
MFS Massachusetts Investors Trust Portfolio Class 2	0.47	0.09	—	0.38	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.46	0.08	—	0.38	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.72	0.03	0.56	0.13	16.16
Blue Chip Growth Portfolio Class 2	0.71	0.02	0.56	0.13	16.16
Blue Chip Growth Portfolio Class 3	0.70	0.01	0.56	0.13	16.16
Real Estate Portfolio Class 1	0.18	0.18	—	—	—
Real Estate Portfolio Class 2	0.15	0.15	—	—	—
Real Estate Portfolio Class 3	0.14	0.14	—	—	—
Small Company Value Portfolio Class 1	0.29	0.21	—	0.08	100.00
Small Company Value Portfolio Class 3	0.24	0.16	—	0.08	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	0.57	—	0.12	0.45	34.40
Growth Opportunities Portfolio Class 2	0.57	—	0.12	0.45	34.40
Growth Opportunities Portfolio Class 3	0.57	—	0.12	0.45	34.40
Marsico Focused Growth Portfolio Class 1	0.35	0.02	—	0.33	100.00
Marsico Focused Growth Portfolio Class 2	0.34	0.01	—	0.33	100.00
Marsico Focused Growth Portfolio Class 3	0.33	0.00	—	0.33	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	1.72	0.11	0.73	0.88	28.49
Small & Mid Cap Value Portfolio Class 2	1.69	0.08	0.73	0.88	28.49
Small & Mid Cap Value Portfolio Class 3	1.67	0.06	0.73	0.88	28.49

374

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
International Growth and Income Portfolio Class 1	$0.21	$0.21	$—	$—	1.14%
International Growth and Income Portfolio Class 2	0.19	0.19	—	—	1.14
International Growth and Income Portfolio Class 3	0.18	0.18	—	—	1.14
Global Equities Portfolio Class 1	0.09	0.09	—	—	71.55
Global Equities Portfolio Class 2	0.06	0.06	—	—	71.55
Global Equities Portfolio Class 3	0.06	0.06	—	—	71.55
International Diversified Equities Portfolio Class 1	0.27	0.27	—	—	0.18
International Diversified Equities Portfolio Class 2	0.25	0.25	—	—	0.18
International Diversified Equities Portfolio Class 3	0.24	0.24	—	—	0.18
Emerging Markets Portfolio Class 1	0.05	0.05	—	—	0.53
Emerging Markets Portfolio Class 2	0.03	0.03	—	—	0.53
Emerging Markets Portfolio Class 3	0.03	0.03	—	—	0.53
Foreign Value Portfolio Class 1	0.31	0.31	—	—	—
Foreign Value Portfolio Class 2	0.28	0.28	—	—	—
Foreign Value Portfolio Class 3	0.27	0.27	—	—	—

*	Short-term capital gains are treated as ordinary income for tax purposes

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2014 were $717,180, $455,635, $907,686 and $1,372,148 respectively. The foreign source income information reporting is $11,064,482, $7,054,695, $10,113,356 and $23,394,973 respectively.

375

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2014.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expense are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interset rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

BofA Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/14
	Class 1*	Class 2*	Class 3*
1-year	-0.28%	-0.47%	-0.57%
5-year	-0.22%	-0.36%	-0.46%
10-year	1.27%	1.12%	1.02%
Since Inception	2.66%	1.13%	0.96%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of -0.28% for the 12-month period ending January 31, 2014.

376

BofA Advisors, LLC

Cash Management Portfolio — Class 1 — (continued)

During the 12-month period, the U.S. economy grew at a faster pace during the second half of the year than during the first six months. U.S. Real Gross Domestic Product (GDP) posted growth rates of 1.1% and 2.5% for the first and second quarters of 2013 as compared to growth of 4.1% and 3.2%, respectively, during the third and fourth quarters of 2013. In fact, the pace of growth posted during the second half of 2013 was the fastest rate in a decade. Throughout the period, the U.S. employment situation continued to improve as non-farm payroll growth averaged roughly 187,000 per month, while the U.S. unemployment rate declined from 7.7% in February 2013 to approximately 6.6% in January 2014.

During the fiscal year, the Federal Reserve (the Fed) maintained its target federal funds rate in the 0.0% to 0.25% range, while continuing to engage in non-traditional monetary policy through quantitative easing. After concluding that economic and labor market risks had become more balanced and that progress had been made toward achieving maximum employment, the Fed announced at both the December 18th and January 29th Federal Open Market Committee Meetings that it would curb its asset purchases by a cumulative $10 billion per month for both Federal agency mortgage-backed securities and U.S. Treasuries. Importantly, as the investment period concluded, the Fed stated that it would likely be appropriate to maintain the current federal funds target range well past the time that the unemployment rate declined below 6.5%, especially if projected inflation continues to run below the Fed’s 2% longer-run goal.

The fiscal year period began with three-month London Interbank Offered Rate (LIBOR) approximating 30 basis points (bps) and this rate declined steadily throughout the review period. The downward pressure was in part driven by reduced supply of money market securities, to include Federal agency obligations, Treasury securities, asset-backed commercial paper and repurchase agreements. Additionally, the Fed’s open-ended quantitative easing reinforced lower money market yields by decreasing the supply of Treasury and Federal agency collateral that would otherwise be available to back repurchase agreements. Three-month LIBOR finished the investment period at roughly an all-time low of 24 bps, while three-month and six-month dealer placed commercial paper (A1+/P1) declined approximately 6 bps and 7 bps, respectively, over the same time period.

Given consistent downward rate pressure during the period, the Portfolio’s weighted average maturity (WAM) was maintained in the mid 40 to low 50 day range, attempting to lock in yield by purchasing three through six-month fixed rate paper. However, at times during the year, the Portfolio was positioned with a more defensive investment strategy in order to either support stability of value or because longer WAM was not justified. Examples of the periods of time when WAM was shortened up to help preserve stability of value were during the March/April debt crisis in Cyprus as well as during the October U.S. debt ceiling crisis.

Throughout the year, the Portfolio continued to emphasize quality and liquidity, ending the period with roughly 20% invested in U.S. Government obligations and approximately 78% in securities scheduled to mature within 90 days.

377

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	2.81%	2.63%	2.57%
5-year	11.57%	11.40%	11.30%
10-year	6.98%	6.81%	6.71%
Since Inception	6.70%	7.27%	7.33%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Barclays U.S. Credit Index and 25% the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of 2.81% for the 12-month period ending January 31, 2014, compared to a 0.51% return for the Barclays U.S. Credit Index, a 6.76% return for the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 2.05% return by the blended benchmark (75% Barclays U.S. Credit/25% Barclays U.S. Corporate High Yield 2% Issuer Capped).

Portfolio performance benefited from having an overweight position in the high-yield asset class in the range of 28-32% of total assets during the period, underweight positions in the higher quality categories within the investment grade asset class, and an overweight position in the finance sub-sector. This was partially offset by negative contribution from the overweight position in the lowest quality category within the investment grade asset class. Individual security selection was a positive contributor and was collectively influenced more by the high-yield selection than investment grade selection. Positive contributors included positions in Verizon, Weyerhaeuser, and Jefferies. Negative contributors included positions in Petrobras International, Grupo Televisa, and Lone Pine Resources.

Duration was a positive contributor as the Portfolio maintained a short duration position for much of the year and interest rates increased across the Treasury curve as the market anticipated a reduction to the Federal Reserve’s asset purchase program. Yield curve positioning was a negative contributor as the Portfolio held an overweight position in the intermediate (5-7 years) part of the curve.

378

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	-0.83%	-1.02%	-1.07%
5-year	4.91%	4.75%	4.64%
10-year	4.94%	4.79%	4.68%
Since Inception	5.79%	4.75%	4.66%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of -0.83% for the 12-month period ending January 31, 2014, compared to a -1.45% return for the JPMorgan Global Government Bond Index (un-hedged).

Country strategy was the main contributor to relative returns. This was primarily due to the manager’s relative valuation strategy. On an absolute level, interest rate swaps, credit default swaps and interest rate futures contributed to performance. A long Europe vs. short U.S. position, implemented through both 10-year interest rate swaps and 5-year interest rate futures, aided performance.

Cross-sector positioning contributed to returns, mainly driven by an overweight bias to corporate risk over the majority of the period as credit spreads tightened. An overweight bias to non-agency mortgages aided performance, as the sector outperformed over the reporting period.

Bottom-up selection also contributed to relative returns. This was driven by selection of adjustable rate mortgages and collateralized mortgage obligations. Exposure to U.S. government securities, as well as investment grade industrials, also benefited results. However, an overweight bias to Brazil, within emerging market debt selection strategy detracted from excess returns.

Forward contracts negatively contributed to the Portfolio value over the period. Active positioning within the currency strategy contributed to performance on a relative basis, which was primarily achieved through exposure to currency forwards. In particular, an underweight bias to the Swiss Franc contributed positively, especially during May. An underweight bias to the Japanese Yen, particularly during May, also performed strongly.

Duration strategy marginally detracted from excess returns. This was primarily due to an underweight bias to U.S. duration, particularly in January, 2014.

379

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	6.83%	6.66%	6.43%
5-year	15.93%	15.71%	15.60%
10-year	7.73%	7.57%	7.46%
Since Inception	6.65%	7.66%	10.00%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 6.83% for the 12-month period ending January 31, 2014, compared to a 6.74% return for the BofA Merrill Lynch High Yield Master II Index.

Market conditions were volatile during the second quarter of 2013 but had little effect on the performance of the Portfolio during the year. Spreads rallied during the first two months of the reporting period, but saw interest rate volatility impact markets in early summer. Since May 2013, week to week volatility has been experienced but has had little effect over longer periods. Spreads continued to grind tighter throughout the second half of 2013 year with option-adjusted spread on the Index tightening to end at 399 basis points (bps).

Portfolio positioning remained relatively unchanged during the year with a preference for the lower rating tiers to better protect against increases in short-term interest rates. Interest rates continued to be an area of focus for markets, but the Portfolio was positioned with the view that the steadily strengthening fundamentals in the U.S. and Europe would likely mean more spread tightening during this cycle. The top contributors in the Portfolio were in the gaming, metals & mining industries, and the technology sector. Laggards were in the oil field services and higher quality sectors such as insurance, packaging, and Real Estate Insurance Trusts.

Historically, high-yield bonds have done well in environments characterized by moderately rising interest rates and this was demonstrated during the reporting period. Notably, while the yield on the 5-year U.S. Treasury increased 62 bps during the period, high-yield bond spreads tightened 74 bps, absorbing over 100% of the increase in interest rate. The Portfolio was positioned with the expectation of some volatility during the period, given the probability of an adjustment in the U.S. Federal Reserve’s monetary policy. That volatility proved to be short lived.

380

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	-1.78%	-1.97%	-2.12%
5-year	5.63%	5.45%	5.35%
10-year	6.47%	6.31%	6.21%
Since Inception	7.13%	6.87%	8.19%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Total Return Bond Portfolio — Class 1 shares posted a return of -1.78% for the 12-month period ending January 31, 2014, compared to a 0.12% return for the Barclays U.S. Aggregate Bond Index.

A general underweight to U.S. duration during the period relative to the benchmark, partially implemented through the use of interest rate futures, was positive for performance as the 10-year Treasury yield rose 66 bps during the 1-year period. An underweight to the long-end of the U.S. yield curve, mainly through the use of interest rate options, was positive for performance as long-end rates rose. Conversely, a focus on intermediate U.S. maturities, particularly the 5-10 year portion of the curve, was negative for performance as rates rose most in this portion of the curve during the period. An underweight to Agency mortgage-backed securities was negative for performance as the sector outperformed like-duration Treasuries over the period. An overall underweight to investment grade corporate securities was negative for performance as the sector outperformed like-duration Treasuries over the period.

Beyond core sectors, an allocation to high yield corporate bonds added to performance as investors moved out on the risk spectrum in search of higher yields. Duration positioning in other developed markets, particularly Australia, was negative for performance as rates rose in the 1-year period. An overweight to emerging market local debt, including exposure to Brazil through interest rate swaps, detracted from returns as rates rose due to central bank rate hikes. Tactical emerging market currency exposure, mainly through the use of currency forwards, was positive for performance over the 1-year period. Finally, tactical positioning in TIPS was negative for performance as breakeven inflation rates narrowed across most of the curve.

381

J.P. Morgan Investment Management Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	14.51%	14.32%	14.24%
5-year	14.56%	14.39%	14.27%
10-year	5.84%	5.68%	5.58%
Since Inception	6.09%	4.09%	6.25%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 14.51% for the 12-month period ending January 31, 2014, compared to 21.52% for the S&P 500 Index, 22.23% for the Russell 1000 Index, 0.12% for the Barclays U.S. Aggregate Bond Index, and a 12.83% return for the blended benchmark (30% S&P 500 Index/30% Russell 1000 Index/40% Barclays U.S. Aggregate Bond Index).

Global developed equities moved up strongly during the period. This advance reflected continued support from the largest central banks around the world. The Federal Reserve continued its quantitative easing efforts, with expectations of moderate economic growth and contained measures of inflation.

The Balanced Portfolio maintained a slight overweight in equities throughout the year, which added to relative returns. Both the equity portion and the fixed income portion of the Balanced Portfolio outpaced their respective benchmarks during the period. On the fixed-income side, an allocation to high-yield securities helped performance, but the gain was somewhat offset by the Portfolio’s Treasury and cash positioning during the period.

The Balanced Portfolio’s allocation in equities performed well during the period, participating in the upward move seen across global developed equity markets. The Portfolio benefited from its sector positioning, with an overweight in media stocks contributing to results. The primary contributor to relative results, however, was stock selection. Stock selection in the industrials sector particularly aided results. An overweight in Northrop Grumman, the government and commercial contractor, was a strong contributor during the 12 months. The strength in industrial stocks was more than enough to offset weakness in the Portfolio’s energy holdings, including Anadarko Petroleum.

382

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	12.81%	12.63%	12.51%
5-year	12.78%	12.60%	12.49%
10-year	5.92%	5.76%	5.65%
Since Inception	8.43%	5.63%	6.95%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Total Return Portfolio — Class 1 shares posted a return of 12.81% for the 12-month period ending January 31, 2014, compared to a 21.52% return for the S&P 500 Index and a 0.12% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index rose by 12.63%.

Within the equity portion of the Portfolio, strong stock selection in the industrial goods & services sector benefited returns relative to the S&P 500 Index. Within this sector, the Portfolio’s overweight positions in defense contractor Lockheed Martin, global security company Northrop Grumman and building and airplane controls manufacturer Honeywell were top relative contributors.

Stock selection in the leisure sector also supported relative returns. Within this sector, an overweight position in strong-performing cable company Time Warner Cable aided relative results.

Favorable stock selection in the autos & housing sector boosted relative performance. Here, overweight positions in automotive components manufacturers Delphi Automotive and Johnson Controls helped relative results as both stocks turned in strong performance for the reporting period.

Elsewhere, the Portfolio’s overweight positions in computer products and services provider Hewlett-Packard, insurance company Prudential Financial and life sciences supply company Thermo Fisher Scientific contributed to relative performance. An underweight position in weak-performing computer and personal electronics maker Apple also helped.

Stock selection in the health care sector held back relative performance. Not holding shares of biotech firms Gilead Sciences and Biogen Idec weighed on relative results as both stocks strongly outpaced the benchmark during the period.

383

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

Unfavorable stock selection and, to a lesser extent, an overweight allocation to the consumer staples sector also hampered relative performance. An overweight position in poor-performing tobacco company Philip Morris International, and the Portfolio’s ownership in shares of alcoholic drink producer Diageo (United Kingdom) and global food company Nestle SA (Switzerland) , hurt relative results.

Other top relative detractors during the reporting period included the Portfolio’s underweight positions in internet search company Google and computer software producer Microsoft. Overweight positions in weak-performing retailing company Target and insurance company St. Paul Travelers also held back relative returns. Not owning shares of strong-performing aerospace company Boeing were also among the Portfolio’s top relative detractors.

Within the fixed income segment of the Portfolio, the portion of return derived from yield, which was greater than that of the Barclays U.S. Aggregate Bond Index, was a positive factor for relative performance. The excess yield was a function of modest overweight position in credit markets. The Portfolio’s greater exposure to the finance sector, including both commercial mortgage-backed securities and bonds of financial companies, was another factor that benefited relative returns as the sector posted strong performance during the period.

Also lower prepayment sensitivity of mortgage-backed allocation added incrementally to relative return.

Slightly higher exposure to emerging markets debt and lower exposure to corporate bonds issued by utilities companies detracted from relative performance.

384

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3

SunAmerica Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/14
Class 3*
1-year	11.07%
5-year	N/A
10-year	N/A
Since Inception	10.39%
*	Inception date for Class 1: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The SunAmerica Dynamic Allocation Portfolio — Class 3 shares returned 11.07% during the 12 months ended January 31, 2014, compared to 21.52% for the S&P 500 Index, 0.12% for the Barclays U.S. Aggregate Bond Index, and a 12.63% return for the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and futures, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the Fund-of-Funds Component slightly underperformed the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index. The Overlay Component also underperformed the blended benchmark, primarily due to its futures position.

Within the equity portion of the Fund-of-Funds Component, the Portfolio benefitted from positions in the Large Growth, Mid Growth, and Small Cap categories during a market environment that favored growth-oriented and smaller-cap companies. However, gains were more than offset by holdings in the International, Emerging Markets, Specialty, and Large Value categories. Manager selection within the Fund-of-Fund Component’s underlying Portfolios was mixed during the period. The Stock, Fundamental Growth, Capital Appreciation, Focus Growth, Growth, Mid Cap Growth, and Aggressive Growth Portfolios outperformed the S&P 500 Index, helping results. However, these positive contributors were offset by the underperformance of the International Equity, Emerging Markets, and Natural Resources Portfolios.

385

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3 — (continued)

Within the fixed income portion of the Fund-of-Funds Component, results generally underperformed the Barclays U.S. Aggregate Bond Index benchmark. The High-Yield Bond and Corporate Bond Portfolios were strong performers, but the Real Return and Total Return Portfolios underperformed and detracted from relative results.

The Overlay Component reduced Portfolio performance relative to the blended benchmark during the period. At an absolute level, the S&P 500 Index futures used to manage net equity exposure for the Portfolio contributed to the overall Portfolio performance. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long-term.

386

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3

SunAmerica Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/14
Class 3*
1-year	11.22%
5-year	N/A
10-year	N/A
Since Inception	12.72%
*	Inception date for Class 1: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The SunAmerica Dynamic Strategy Portfolio — Class 3 shares returned 11.22% during the 12 months ended January 31, 2014, compared to 21.52% for the S&P 500 Index, 0.12% for the Barclays U.S. Aggregate Bond Index, and a 12.63% return for the blended benchmark of 60% S&P 500 Index/ 40% Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and futures, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the Fund-of-Funds Component outperformed the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index due to a larger exposure to equities, while the Overlay Component underperformed primarily due to its futures position.

Within the equity portion of the Fund-of-Funds Component, the Portfolio benefited from exposure to the Large Cap Growth, Mid Cap Growth and Small Cap categories as they outperformed the S&P 500 Index during the period. Gains were more than offset, however, by exposure to the Large Cap Value, Specialty, and International categories. Manager selection within the Fund-of-Fund Component’s underlying Portfolios was mixed during the period. A number of funds outperformed the S&P 500 Index, including the Marsico Focused Growth, Alliance Growth, Mid Cap Growth, and Small & Mid Cap Value Portfolios, but the Real Estate, International Growth & Income, Foreign Value, and International Equity Portfolios lagged.

Within the fixed income portion of the Fund-of-Funds Component, positions in corporate and high-yield bond funds such as the Corporate Bond and High Yield Bond Portfolios were beneficial to performance relative to the Barclays U.S. Aggregate Bond Index, but positions in the Real Return and Total Return Bond Portfolios were a drag on performance.

387

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3 — (continued)

The Overlay Component includes S&P 500 Index futures to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long-term.

388

Pacific Investment Management Company LLC (“PIMCO”)

VCP Total Return BalancedSM Portfolio — Class 3

VCP Total Return BalancedSM Portfolio
Average Annual Total Returns as of 1/31/14
Class 3*
1-year	N/A
5-year	N/A
10-year	N/A
Since Inception**	6.89%
*	Inception date for Class 1: 5/1/13
**	Cumulative

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.
[4]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Since its inception on May 1, 2013, the VCP Total Return BalancedSM Portfolio — Class 3 returned 6.89% for the period ending January 31, 2014, compared to 13.37% for the S&P 500 Index, -1.45% for the Barclays U.S. Aggregate Bond Index, 6.53% for the MSCI EAFE Index, 20.54% for the Russell 2000 Index, and a 6.69% return for the blended benchmark of 40% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index/5% Russell 2000 Index.

An overweight to equities through the use of equity futures, was positive for returns as equity markets rallied over the since inception period.

Within fixed income, tactical positioning in U.S. duration relative to the benchmark was positive for performance as the 10-year Treasury yield rose during the since inception period. An underweight to Agency mortgage-backed securities was negative for performance as the sector outperformed like-duration Treasuries over the period. An overall underweight to investment grade corporate securities was negative for performance as the sector outperformed like-duration Treasuries over the period.

389

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3

VCPSM Value Portfolio
Average Annual Total Returns as of 1/31/14
Class 3*
1-year	N/A
5-year	N/A
10-year	N/A
Since Inception**	8.89%
*	Inception date for Class 1: 5/1/13.
**	Cumulative

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Since its inception on May 1, 2013, the VCPSM Value Portfolio — Class 3 returned 8.89% for the period ending January 31, 2014, compared to 13.37% for the S&P 500 Index, -1.45% for the Barclays U.S. Aggregate Bond Index, and a 7.33% return for the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.

During the reporting period, U.S. stock indexes posted strong positive returns, as measured by the S&P 500 Index. In terms of style investing, large growth stocks outperformed large value stocks. U.S. bonds posted negative returns, as measured by the Barclays U.S. Aggregate Bond Index.

Many sectors of the S&P 500 Index posted positive returns, with the exception of telecommunication services and utilities, which posted negative returns. Within fixed income, high grade bonds, indicated by the Barclays U.S. Government/Credit Index, underperformed the Barclays U.S. Aggregate Bond Index. In this environment, the Portfolio outperformed the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond.

An overweight to equities versus the blended benchmark contributed to relative performance. However, stock selection acted as a detractor to relative performance. Within equities, Time Warner Cable Inc., Charles Schwab Corp and Viacom Inc. were top performers on an absolute basis. Avon Products Inc., ADT Corp and Symantec Corp were the top equity detractors on an absolute basis.

The allocation to convertible securities, which is a non-benchmark allocation, acted as an overall contributor to relative performance versus the blended benchmark. Convertibles posted positive performance, but underperformed equities for the period. The underweight allocation of fixed income boosted relative performance, as fixed income underperformed equities and posted negative performance. However, fixed income security selection acted as a slight detractor to relative performance. Cash also acted as a detractor versus the blended benchmark, as the benchmark had a positive return for the reporting period.

390

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	15.25%	15.06%	14.97%
5-year	17.18%	17.01%	16.90%
10-year	9.80%	9.64%	9.54%
Since Inception	6.26%	5.95%	10.66%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P 500 Utilities Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P Telecommunications Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of 15.25% for the 12-month period ending January 31, 2014, compared to a 11.23% return for the S&P 500 Utilities Index and 21.52% for the S&P 500 Index. The S&P Telecommunications Services Index returned 4.59% for the 12-month period ending January 31, 2014.

The Portfolio’s exposure to the cable TV industry, which is not represented in the S&P 500 Utilities Index, contributed to relative performance. Holdings of cable services provider Comcast, entertainment and communications services provider Virgin Media and cable systems provider Time Warner Cable aided relative returns as all three stocks significantly outperformed the S&P 500 Utilities benchmark over the reporting period.

An out of benchmark exposure to the energy (independent) industry was another contributor to relative performance as holdings in this industry outperformed the benchmark during the period. The Portfolio’s holdings of strong-performing integrated energy company EQT strengthened relative results.

A combination of stock selection and an underweight allocation to the electric power industry also benefited relative returns. Underweight positions in retail electric service provider Southern Company, diversified energy company FirstEnergy and utility service provider Exelon contributed to relative results as all three stocks underperformed the benchmark. Holdings of strong-performing electricity supplier Energias de Portugal also contributed to relative performance. Additionally, an avoidance of electric utility company diversified energy provider Consolidated Edison boosted relative results.

Elsewhere, the Portfolio’s holdings of strong-performing telephony service provider Bezeq Israel Telecom benefited relative performance.

391

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

An out of benchmark exposure to the telephone services industry hindered relative results as holdings in this industry underperformed the S&P 500 Utilities Index over the period. Within the industry, holdings of network communication system provider Windstream detracted from relative performance.

Stock selection in the natural gas pipeline industry was another factor that weakened relative performance. The Portfolio’s holdings of natural gas pipeline company Kinder Morgan detracted from relative results.

Elsewhere, the Portfolio’s underweight positions in electricity and natural gas supplier Dominion Resources and wholesale electricity supplier NextEra Energy Resources weakened relative results as both stocks outperformed the benchmark during the reporting period. The Portfolio’s holdings of electricity distributor Energias Do Brasil, Brazil-based energy company Paranaense de Energia, U.S. power company Calpine, energy distributors Aksa Enerji Uretim (Turkey) and Cia Energetica de Minas Gerais Cemig (Brazil) held back relative performance as all five stocks lagged the benchmark over the period. Additionally, an underweight position in strong-performing energy service provider Sempra Energy detracted from relative results.

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, hindered relative performance.

392

SunAmerica Asset Management, LLC

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/14
Class 1*
1-year	20.72%
5-year	18.45%
10-year	6.27%
Since Inception	4.17%
*	Inception date for Class 1: 12/14/98.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of 20.72% for the 12-month period ending January 31, 2014, compared to a 21.52% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

During the annual period, the performance of all ten S&P 500 Index sector constituents was positive. The healthcare, industrials, and financials groups outperformed, each posting gains in excess of 25%, while the telecom, energy, and utility sectors were the prominent laggards, with gains of 5%, 9%, and 12%, respectively.

393

J.P. Morgan Investment Management Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	20.08%	19.89%	19.78%
5-year	18.64%	18.46%	18.34%
10-year	5.82%	5.66%	5.55%
Since Inception	8.49%	4.10%	7.51%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of 20.08% for the 12-month period ending January 31, 2014, compared to a 20.02% return for the Russell 1000 Value index.

The Portfolio remains focused on high-quality, dividend-paying companies with reasonable payout ratios.

Stock selection in the financials and utilities sectors was strong during the reporting period. The Portfolio’s largest position, Wells Fargo, performed well and contributed to relative results.

Conversely, stock selection in the information technology sector was weak, largely due to a position in Apple. Apple shares struggled in the first half of 2013, when Apple was not in the Russell 1000 Value benchmark, leading to an overweight position in the Portfolio. In the back half of 2013, Apple shares performed well after being added to the benchmark and the Portfolio was underweight. Thus, the Portfolio’s Apple positioning hurt over both time periods.

394

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	21.33%	21.13%	21.07%
5-year	20.19%	20.00%	19.91%
10-year	6.48%	6.32%	6.21%
Since Inception	7.27%	5.07%	8.55%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 21.33% for the 12-month period ending January 31, 2014, compared to a 22.23% return for the Russell 1000 Index.

The Portfolio underperformed the Russell 1000 Index primarily in the consumer discretionary, telecommunication services and information technology sectors due to weaker stock selection and a relative underweight to consumer discretionary. On a relative basis, the Portfolio outperformed in a few sectors, led by stronger relative stock selection in health care and financials and, in the case of health care, a relative overweight to the better performing sector.

Equities in the U.S. and developed markets throughout the world delivered strong performance in 2013. Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, were instrumental in this performance. Signs that the U.S. economy was on the mend, demonstrated by rising house prices, also helped sentiment toward stocks. While equities performed well for the period, numerous concerns remained. Namely, in late May, relatively hawkish remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would begin to back away from their quantitative easing program sooner than expected, sparking heightened volatility in financial markets throughout the world. Additionally, fears began to creep into the market about a possible slowdown in the world’s emerging economies. However, market conditions generally stabilized over the summer of 2013.

The top contributors to Portfolio performance this period included Actavis plc, Towers Watson & Co., Facebook, Inc., Express Scripts Holding Co. and Google, Inc. The top detractors to Portfolio performance were International Business Machines Corp. (“IBM”), America Movil SAB de CV, The ADT Corp., eBay, Inc. and General Electric Company. The Portfolio exited positions in IBM, America Movil SAB de CV and ADT by the end of the reporting period.

395

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	20.63%	20.41%	20.28%
5-year	17.95%	17.76%	17.65%
10-year	6.72%	6.56%	6.45%
Since Inception	10.07%	6.00%	9.15%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Davis Venture Value Portfolio — Class 1 shares posted a return of 20.63% for the 12-month period ending January 31, 2014, compared to a 21.52% return for the S&P 500 Index.

All of the sectors within the Index turned in positive performance during the period. Healthcare holdings generated the strongest returns and were among the largest contributors to the S&P 500 Index’s performance. Consumer discretionary and industrials sectors were two other strong performing sectors. The sectors that turned in the weakest (but still positive) performance over the 12-month period were the telecommunication services and energy sectors.

Information technology holdings were the most important contributor to the Portfolio’s relative performance. Holdings in this sector significantly outperformed those of the Index, however the Portfolio did suffer slightly from a lower relative average weighting in this sector. Google was one of the top contributors to the Portfolio’s performance.

The Portfolio’s industrials position was the most important detractor from relative performance. The Portfolio’s industrial holdings underperformed relative to the Index and the Portfolio had a much smaller weighting in this stronger performing sector. Iron Mountain was among the most important detractors from performance.

The Portfolio continued to have more invested in financials than any other sector over the period. The Portfolio’s financial holdings were the most important contributor to the Portfolio’s absolute performance and they also were a positive contributor to relative performance. American Express, Wells Fargo, Bank of New York Mellon, Berkshire Hathaway, and Charles Schwab were among the most important contributors to performance. Hang Lung was among the most important detractors from performance.

396

SunAmerica Asset Management, LLC

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	24.56%	24.46%	24.29%
5-year	22.36%	22.14%	22.04%
10-year	8.18%	8.02%	7.91%
Since Inception	6.06%	7.69%	9.47%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 24.56% for the 12-month period ending January 31, 2014, compared to a 21.52% return for the S&P 500 Index.

Domestic equity indices advanced across the board during the fiscal period, as all ten S&P 500 industry groups posted positive gains. Health care, industrials, and financials were the best-performing sectors of the S&P 500 during the period. The telecom services group was the principal laggard, followed by the energy and utility sectors.

“Dogs” of Wall Street is a rules-based quantitative Portfolio. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Notable factors driving outperformance during the period included an overweight exposure and stock selection in the industrial group, stock selection among technology and material companies, an energy underweight, and no exposure to utilities. Gains were offset, however, by an underweight allocation and security selection in the health care group, a cash position in a rising equity market, and security selection in the consumer discretionary group.

Top-performing holdings for the year included Lockheed Martin Corporation, Raytheon Company, Northrop Grumman Corporation, Hewlett-Packard Company, and Microsoft Corporation. Conversely, Target Corporation, Coca-Cola Company, Chevron Corporation, AT&T Inc., and McDonald’s Corporation headed the list of performance detractors.

397

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	26.55%	26.41%	26.26%
5-year	19.93%	19.75%	19.63%
10-year	7.17%	7.01%	6.90%
Since Inception	9.38%	4.45%	8.22%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Alliance Growth Portfolio — Class 1 shares posted a return of 26.55% for the 12-month period ending January 31, 2014, compared to a 24.35% return for the Russell 1000 Growth Index.

U.S equity markets rose sharply in 2013 as diminishing uncertainty and an improving domestic economic outlook boosted risk assets. In the final days of 2013, the U.S. Federal Reserve took its first modest steps toward ending its broader stimulus campaign and announced that it would gradually wind down its massive bond-purchasing program by late 2014. At the same time, it strengthened its commitment to keeping short-term interest rates near zero until late 2015.

For the one year period ending January 31, 2014 the Portfolio’s relative performance was positively affected by overall stock selection. Strong stock selection in the financials, consumer discretionary and information technology sectors offset weaker stock selection in the materials sector.

Despite the benefit of an overweight position to the healthcare sector and an underweight to the consumer staples sector, overall sector exposures detracted from performance, largely due to drag from a cash position in the strong up trending markets. Leading stock contributors included Biogen Idec, Facebook, Priceline.com, LinkedIn and IntercontinentalExchange Group. The largest stock detractors included Intuitive Surgical, Citrix Systems, F5 Networks, eBay and Allergan.

398

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	20.72%	20.48%	20.30%
5-year	18.04%	17.86%	17.74%
10-year	6.43%	6.27%	6.15%
Since Inception	1.61%	3.26%	8.22%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 20.72% for the 12-month period ending January 31, 2014, compared to a 24.35% return for the Russell 1000 Growth Index.

Equities in the U.S. and developed markets throughout the world delivered strong performance in 2013. Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, were instrumental in this performance. Signs that the U.S. economy was on the mend, demonstrated by rising house prices, also helped sentiment toward stocks. While equities performed well for the period, numerous concerns remained. Namely, in late May, relatively hawkish remarks by the Federal Reserve (the Fed) Chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would begin to back away from their quantitative easing program sooner than expected, sparking heightened volatility in financial markets throughout the world. Additionally, fears began to creep into the market about a possible slowdown in the world’s emerging economies. However, market conditions generally stabilized over the summer of 2013. While the Fed unexpectedly refrained from reducing its monthly bond purchases in September, in December, the Fed announced that it would reduce its monthly bond purchases by $10 billion, from $85 billion to $75 billion, starting in January 2014.

The Portfolio outperformed the Index in a few sectors, led by better relative stock selection in financials and industrials and a relative overweight to health care. The Portfolio underperformed the Index primarily in energy, due to weaker relative stock selection and a relative overweight, and in information technology due to weaker relative stock selection.

399

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1 — (continued)

The top contributors to Portfolio performance during the fiscal year included Google, Inc., Biogen Idec, Inc., Facebook, Inc., Gilead Sciences, Inc. and Vertex Pharmaceuticals Inc. The top detractors from Portfolio performance were Teradata Corp., Cognizant Technology Solutions Corp., Citrix Systems, Inc., Allergen, Inc. and Novo Nodisk A/S, and the Portfolio exited out of those positions with the exception of Allergen Inc.

400

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	20.82%	20.58%	20.51%
5-year	17.61%	17.45%	17.33%
10-year	7.75%	7.59%	7.48%
Since Inception	7.49%	5.45%	9.04%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 20.82% for the 12-month period ending January 31, 2014, compared to a 21.52% return for the S&P 500 Index.

Stock selection in the consumer staples sector was a primary detractor from performance relative to the S&P 500 Index. Within this sector, holdings of international food producer Groupe Danone (France) and wine and alcoholic beverage producer Pernod Ricard (France) weakened relative results.

Stocks in other sectors that were among the top relative detractors included the Portfolio’s overweight positions in data storage systems provider EMC, general merchandise retailer Target, access infrastructure products manufacturer Citrix Systems and Altera. Holdings of energy equipment solutions company Dresser-Rand Group and French luxury goods company LVMH also held back relative returns as both stocks underperformed the benchmark. Not holding shares of strong-performing software giant Microsoft also hurt relative results.

The Portfolio’s cash position during the period was another detractor from relative performance. In a period when equity markets rose, holding cash hurt performance versus the benchmark, which has no cash position.

Stock selection in the health care and financial services sectors aided relative performance. Within the health care sector, holdings of biotechnology firm Valeant Pharmaceuticals (Canada), and overweight positions in life sciences supply company Thermo Fisher Scientific and cardiovascular medical device maker St. Jude Medical, boosted relative results. Within the financial services sector, an overweight position in financial services company American Express was a top relative contributor.

401

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Elsewhere, not holding shares of poor-performing diversified technology products and services company International Business Machines was a positive factor affecting relative performance. Overweight positions in computer products and services provider Hewlett-Packard, Internet search giant Google, apparel and footwear manufacturer VF Corp and semiconductor manufacturer Microchip Technology also strengthened relative returns. An underweight position in telecommunications company AT&T was another positive factor during the reporting period.

402

Wells Capital Management Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	28.15%	27.99%	27.87%
5-year	19.29%	19.13%	19.01%
10-year	5.47%	5.32%	5.21%
Since Inception	6.11%	2.89%	7.09%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of 28.15% for the 12-month period ending January 31, 2014, compared to a 24.35% return for the Russell 1000 Growth Index.

U.S. equity markets saw strong performance as investors looked past geopolitical events and government gridlock to focus on the significant policy stimulus from global central banks and improving housing and employment markets in the U.S. Market conditions improved for active management versus the benchmark as correlations between securities declined.

Sector selection contributed to overall Portfolio performance on a relative basis. The underweight in consumer staples sector and the overweights in consumer discretionary, healthcare and information technology sector supported the Portfolio’s outperformance. Energy’s underweight had a minimal negative impact.

Stock selection was the main driver of relative outperformance. Facebook, Inc. and LinkedIn Corp. within one of the top relative performing sector of information technology were top contributors. Healthcare holding Gilead Sciences Inc. and consumer discretionary holding priceline.com Inc. also contributed, while consumer staples holding Constellation Brands Inc. was the top relative performer in the Portfolio. The information technology sector also saw detractors in Microsoft Corp. and eBay Inc. Healthcare holdings Allergan Inc. and Amgen Inc. were detractors and consumer discretionary position Ulta Salon, Cosmetics & Fragrance, Inc. was the largest relative individual detractor.

403

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	24.89%	24.74%	24.61%
5-year	16.94%	16.75%	16.66%
10-year	5.26%	5.10%	5.00%
Since Inception	0.30%	2.68%	6.81%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of 24.89% for the 12-month period ending January 31, 2014, compared to a 24.35% return for the Russell 1000 Growth Index.

The Portfolio changed its subadviser from SunAmerica Asset Management, LLC to Massachusetts Financial Services Company effective October 1, 2013. The Portfolio’s benchmark continues to be the Russell 1000 Growth Index.

From February 1, 2013 through September 30, 2013, the Portfolio underperformed the Russell 1000 Growth Index.

While overweight exposures in the health care sector and underweight exposures in the consumer staples sector positively impacted performance, they were more than offset by disappointing stock selection within the two groups. The Portfolio was also hurt by a cash position in a rising equity market. The Portfolio benefited, however, from security selection in the industrials, materials, financials and technology groups. Holdings Gilead Sciences Inc., priceline.com Incorporated, Illumina, Inc., and Starbucks Corporation were among top contributors to relative performance during the period, as was an underweight position in International Business Machines Corporation. Among the top detractors were positions in Allergan, Inc., RedHat, Inc., Urban Outfitters, Inc., EMC Corporation Salesforce.com, and CommVault Systems, as well as an underweight position in Microsoft Corporation.

404

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1 — (continued)

Subsequent to the change in subadviser, from October 1, 2013 through January 31, 2014, the Portfolio outperformed the Russell 1000 Growth Index. Stock selection in the technology sector benefited relative returns. Facebook, Google, Aspen Technology and Western Digital were among the top relative contributors during the period. Stock selection in both the energy and health care sectors was another factor that aided relative performance. Within the energy sector, holding Marathon Petroleum boosted relative results. Within health care, positions in Endo Health Solutions, Gilead Sciences, and Thermo Fisher Scientific further supported relative returns. Other top contributors to performance were Tyson Foods and Wynn Resorts. Individual securities that detracted from relative performance included Best Buy, CommVault Systems, PetSmart, Symantec, Starbucks, Kroger, FleetCor Technologies, Bed, Bath & Beyond, Altera, and Cummins Engine.

405

Pyramis Global Advisors, LLC

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	-0.83%	-1.00%	-1.02%
5-year	17.95%	17.76%	17.66%
10-year	6.67%	6.51%	6.41%
Since Inception	7.85%	8.75%	9.21%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI U.S. REIT Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of -0.83% for the 12-month period ending January 31, 2014, compared to a 2.99% return for the MSCI U.S. REIT Index.

The Portfolio changed its subadviser from Davis Selected Advisers, L.P. to Pyramis Global Advisors, LLC effective October 1, 2013. The Portfolio’s benchmark remains the MSCI U.S. REIT Index.

From February 1, 2013 through September 30, 2013, the Portfolio underperformed the MSCI U.S. REIT Index. The Portfolio’s investment in residential REITs was the most important detractor from performance on an absolute basis as holdings in residential REIT underperformed the Index’s return. American Campus Communities, Education Realty Trust, Post Properties, Essex Property Trust and Campus Crest Communities were among the top detractors from performance. Office REITs also detracted from absolute performance as the Portfolio’s holdings underperformed the Index and the sub-industry. Digital Realty Trust and Corporate Office Property were among the top detractors from performance. Holdings in specialized REITs contributed strongly to the Portfolio’s absolute performance, helped by LaSalle Hotel Properties and Rayonier.

406

Pyramis Global Advisors, LLC

Real Estate Portfolio — Class 1 — (continued)

Subsequent to the change in subadviser, from October 1, 2013 through January 31, 2014, the Portfolio underperformed the MSCI U.S. REIT Index. The Federal Reserve announced in December that they would begin to taper the monthly bond purchases by $10 billion starting in January. This environment brought about a significant increase in interest rates as the 10-year Treasury rose from 2.64% to 3.04% during the fourth quarter and subsequently declined to 2.67% by the end of January. As real estate is a capital intensive sector, the U.S. REIT market was adversely impacted by this rate volatility for much of the trailing four month period, specifically fourth quarter 2013. Sector selection detracted from relative performance. This was primarily due to an avoidance of the triple net lease sector, which performed very well. Exposure to the specialty sector, particularly data center and prison REITs, also detracted from performance. Security selection served as a driver of performance during the period and was a contributor to return. In particular, some of the Portfolio’s largest overweight positions, such as Alexandria Real Estate (office), Essex Property Trust (apartment), Mid-America Apartment Communities (apartment) and Boston Properties (office) were among the top contributors to performance.

407

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/14
	Class 1*	Class 3*
1-year	20.95%	20.62%
5-year	22.93%	22.64%
10-year	9.61%	N/A
Since Inception	9.80%	7.01%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of 20.95% for the 12-month period ending January 31, 2014, compared to a 22.04% return for the Russell 2000 Value Index.

Within the Russell 2000 Value Index, the health care, information technology, and consumer staples sectors gained the most during the reporting period, while materials, utilities and energy gained the least.

Stock selection and an underweight in the information technology sector and stock selection in industrials hindered relative performance. Among key detractors were Granite Construction, a heavy construction contractor, Regis, a hair care salon operator, and Brady, an industrial manufacturer.

An underweight and stock selection in financials and an overweight in consumer discretionary benefited performance versus the benchmark. Among major contributors to performance were Harman International, an auto infotainment manufacturer, GameStop, a video game retailer, and Protective Life, a provider of life and specialty insurance products.

During the period, several positions were initiated. These included Regal-Beloit, an electric motor manufacturer, Carpenter Technology, a high-performance metals manufacturer, Genesco, a specialty retailer, Stepan, a chemicals manufacturer, Lindsay, an irrigation and traffic safety equipment manufacturer, AMCOL International, a clay products producer, and Assurant, a specialty insurer. The Portfolio also added to holdings in Cabot, Unit Corp., and STERIS, among others. Several positions were liquidated, including West Pharmaceutical Services, CIRCOR International and Gardner Denver. The Portfolio also reduced positions in GameStop, Benchmark Electronics and Harman International, among others.

The Portfolio benefitted from three all-cash takeovers. HanesBrands acquired Maidenform Brands, SKF acquired Kaydon and Berkshire Hathaway acquired NV Energy.

408

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	32.55%	32.41%	32.24%
5-year	23.71%	23.55%	23.42%
10-year	7.70%	7.55%	7.44%
Since Inception	5.57%	2.60%	10.51%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 32.55% for the 12-month period ending January 31, 2014, compared to a 25.08% return for the Russell Midcap Growth Index.

Stock selection was the dominant driver of outperformance for the period, led by the healthcare and financial services sectors. Stock selection in the energy and consumer discretionary sectors detracted from performance, although modestly.

Overweight positions in Illumina and Valeant Pharmaceuticals were the top contributors to performance. Illumina, a genetics company with solutions in sequencing, analysis and clinical diagnostics, traded higher throughout the year as the company was rewarded for consistently outperforming earnings and revenue estimates. Valeant Pharmaceuticals, a specialty pharmaceutical company, also traded higher in the 12 months as the company executed well on its strategy of achieving strong organic growth as well as realizing operational synergies via accretive acquisitions.

Overweight positions in Lululemon Athletica and Urban Outfitters, both clothing and apparel retailers, were the largest detractors from performance during the period. Lululemon traded lower as some executive turnover mid-year, as well as disappointing guidance later in the year, weighed on the stock. Urban Outfitters was hurt by a more promotional pricing environment, causing a disappointing back-to-school season in its core brand.

409

Wells Capital Management Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	31.16%	31.03%	30.76%
5-year	23.10%	22.89%	22.81%
10-year	6.07%	5.90%	5.79%
Since Inception	5.63%	3.26%	7.56%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of 31.16% for the 12-month period ending January 31, 2014, compared to a 29.13% return for the Russell 2500 Growth Index.

U.S. equity markets saw strong performance as investors looked past geopolitical events and government gridlock to focus on the significant policy stimulus from global central banks and improving housing and employment markets in the U.S. Market conditions generally improved for active equity management versus the benchmark as correlations between securities declined.

Sector selection detracted from overall Portfolio performance on a relative basis. The underweights in both healthcare and consumer discretionary sectors, along with the overweight in information technology sector weighed on the Portfolio. These were partially offset by the underweights in materials and financials sectors.

Stock selection was the main driver of relative outperformance. ServiceNow, Inc. and Exacttarget, Inc. within one of the top relative performing sector of information technology were top contributors. Healthcare holding Alnylam Pharmaceuticals, Inc. and consumer discretionary holding Under Armour, Inc. also contributed, while consumer staples holding Constellation Brands Inc. was the top relative performer in the Portfolio. The information technology sector also had a fair share of detractors in CommVault Systems, Inc., Rackspace Hosting, Inc. and BroadSoft, Inc. Healthcare holding Achillion Pharmaceuticals, Inc. was a detractor and consumer discretionary position Expedia Inc. was the largest relative individual detractor.

410

Invesco Advisers, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	28.71%	28.50%	28.32%
5-year	19.87%	19.74%	19.61%
10-year	8.47%	8.31%	8.20%
Since Inception	0.85%	4.47%	10.95%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of 28.71% for the 12-month period ending January 31, 2014, compared to a 32.13% return for the Russell 2000 Growth Index.

During the reporting period, indices measuring the performance of large, mid- and small-cap stocks finished the period with positive returns. Small-cap stocks posted the strongest gains followed by mid-cap stocks which were followed by large cap stocks as represented by the Russell 2000 Index, Russell Midcap Index and Russell 1000 Index. In terms of investment style, growth stocks outperformed value stocks across the market cap spectrum.

In this environment, the Portfolio had strong positive absolute performance which underperformed the strong returns of the Russell 2000 Growth benchmark. Negative stock selection effects in the information technology and telecommunication services sectors largely offset the beneficial contributions from financials, consumer discretionary and materials. Portfolio sector weights generally reflected those of the benchmark, so sector allocation was slightly negative but not a dominant driver of relative performance. However, a modest cash position was a relative detractor, given very strong market performance.

The primary detractor from the Portfolio’s relative performance was stock selection in the information technology sector. Examples of stocks in this sector that detracted from performance included Solarwinds Inc., Fortinet Inc., Semtech Corp. and Netgear Inc. In the telecommunication services sector, underperformance was again due primarily to stock selection. NII Holdings, Inc. underperformed and detracted from results.

Some of the underperformance was offset by strong stock selection and outperformance in the financials sector. SVB Financial Group and Signature Bank were two regional banks which significantly contributed to performance. Additionally, positive stock selection in the consumer discretionary sector, helped by holdings HanesBrands Inc., Harman International and Under Armour Inc., also contributed to strong absolute results.

411

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	26.86%	26.76%	26.59%
5-year	19.61%	19.45%	19.32%
10-year	7.24%	7.09%	6.98%
Since Inception	5.47%	6.54%	8.22%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 26.86% for the 12-month period ending January 31, 2014, compared to a 24.35% return for the Russell 1000 Growth Index.

Security selection had a positive effect on the Portfolio’s performance results in the reporting period. In particular, stock selection in the health care, information technology and consumer discretionary sectors contributed strongly to results. This positive selection effect was offset somewhat by holdings in the consumer staples and industrials sectors, which posted disappointing results. On an individual stock level, positions in Gilead Sciences Inc., Biogen Idec Inc., Google Inc. Cl A, Wynn Resorts Ltd. and Visa Inc. emerged as the largest contributors. The most significant individual detractors included Intuitive Surgical Inc. (sold in the period), Boeing Company, eBay Inc. (sold in the period) Lululemon Athletica Inc. (sold in the period) and Green Mountain Coffee Roasters Inc. (sold in the period).

Certain sector allocations contributed to the Portfolio’s results in the reporting period. An underweighted posture to the weak-performing consumer staples and information technology sectors and an overweighted posture to the strong-performing health care and consumer discretionary sectors boosted returns. This positive allocation effect, however, was more than offset by the Portfolio’s cash position as the benchmark index returned over 24% in the reporting period.

412

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	20.33%	20.33%	20.20%
5-year	18.81%	18.73%	18.62%
10-year	2.63%	2.46%	2.39%
Since Inception	-7.12%	-0.89%	7.76%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 20.33% for the 12-month period ending January 31, 2014, compared to a 22.57% return for the MSCI World Information Technology Index and a 32.33% return for the Nasdaq Composite Index.

Using the Global Industry Classification (GIC) sectors of the S&P 500 and the MSCI EAFE indices as a proxy for domestic and international markets, the technology sector returns were among the top performing sectors relative to other sectors of the market, and outperformed the returns of these broad indices for the reporting period.

Stock selection within the software and internet software & services industries detracted from performance during the period as did an overweight relative to the MSCI World Information Technology benchmark in the software industry and a relative underweight in the internet software & services industry. The Portfolio’s holdings in cash also detracted from performance as the benchmark posted strong positive returns during the period relative to those generated by the cash position.

From a country perspective stock selection in the United States detracted from relative performance. Exposure to India and Singapore and stock selection in Japan contributed to relative returns.

A combination of industry allocation and stock selection accounted for the Portfolio’s underperformance relative to the MSCI World Information Technology benchmark. The Portfolio was underweight internet software & services, the best performing industry in the technology sector, which hampered returns. Relative underweight positions in Facebook and Google detracted the most from results.

In the software industry, a position in speech recognition software company Nuance Communications detracted from results. An underweight to software company Microsoft hurt returns as the company posted solid returns during the period and has a large weighting in the benchmark index.

413

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1 — (continued)

A relative overweight and security selection in the semiconductor industry and a relative underweight in the IT Services industry contributed to returns over the reporting period. Within semiconductors, positions in Avago Technologies, Montage Technology Group and Marvell Technology Group all performed well during the period.

414

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	23.38%	23.24%	23.13%
5-year	N/A	23.76%	23.62%
10-year	N/A	9.11%	9.00%
Since Inception	21.05%	11.09%	11.95%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 23.24% for the 12-month period ending January 31, 2014, compared to a 21.50% return for the Russell 2500 Value Index.

Smaller cap equities posted a strong year of performance, as the last quarter of 2013 marked the fourth consecutive quarter of positive returns for smaller cap equities, capping the best year in a decade for the Russell 2500 Value Index, which rose 8.8% in the fourth quarter and 33.3% for the 2013 calendar year.

For the one year period ending January 31, 2014, the Portfolio’s relative performance was positively affected by overall stock selection. Strong stock selection in the financial, energy and technology sectors outweighed the weaker stock selection in industrial resources, consumer growth and consumer staples. Overall sector selection also contributed to performance as an underweight position in financials and an overweight position in technology counteracted the negative effect of an underweight position in consumer growth.

Leading contributors included Micron Technology, SunEdison, Men’s Wearhouse, E*TRADE Financial and Electronic Arts. Detractors included Cliffs Natural Resources, Dean Foods, General Cable Corporation, LTC Properties and Kennametal.

415

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	12.37%	12.27%	12.18%
5-year	13.65%	13.50%	13.40%
10-year	5.26%	5.10%	5.00%
Since Inception	4.61%	4.41%	7.71%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Growth and Portfolio — Class 1 shares posted a return of 12.37% for the 12-month period ending January 31, 2014, compared to a 11.97% return for the MSCI EAFE Value Index.

The reporting period was a positive environment, as most developed economies around the world experienced slow healing in a synchronized manner. Signs of recovery were most pronounced in the United States and Europe. The U.S. economic recovery solidified during the period, while Europe continued to expand after several quarters of contraction. The Portfolio was well diversified across several sectors, with stock selection within country and sector contributing the most to relative results.

Sector allocations decisions were positive for the period, helped by an overweight to consumer discretionary and an underweight to energy.

Stock selection within the consumer discretionary, financials and health care sectors proved most beneficial. Stock selection within the materials and information technology sectors had a modest negative impact on results.

Top contributors within consumer discretionary included Valeo, Altresmedia and Kabel Deutschland. Financial outperformance was driven by positions in Orix, Prudential and ING Group. Out of benchmark positions in Bayer and Asstellas Pharma led the health care sector to strong results.

Detractors for the period included out of benchmark positions in Sberbank of Russia (financials), Hongkong Land Holdings (financials), China Shanshui Cement Group (materials) and Samsung Electronics (information technology).

Country allocation had a slight positive impact. Stock selection within countries also contributed favorably to returns. Most notably, positions within United Kingdom, Germany, Spain, France and Netherlands were most beneficial. Selections within Australia and Russia detracted from performance.

416

J.P. Morgan Investment Management Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	16.61%	16.40%	16.34%
5-year	15.77%	15.59%	15.48%
10-year	6.52%	6.37%	6.26%
Since Inception	6.23%	4.34%	8.36%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI World IndexSM measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of 16.61% for the 12-month period ending January 31, 2014, compared to a 16.07% return for the MSCI World Index.

During the reporting reporting, there was considerable dispersion among geographies, with North America rising 19% while the emerging markets fell -10%. Sector-wise, results were also widespread, with healthcare rising 28% while materials fell -2%.

While the Portfolio’s outperformance of its benchmark was modest, the Portfolio added value across a broad base of geographies and sectors, outperforming the MSCI World Index in four of six regions, led by stock selection in North America, and seven of ten sectors, led by stock selection in healthcare and consumer discretionary.

On the negative side, the Portfolio’s modest weighting in emerging markets was the key detractor from performance, given that emerging markets underperformed the MSCI World Index by 26%. Sector-wise, stock selection in financials detracted the most.

417

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	10.63%	10.51%	10.33%
5-year	12.81%	12.63%	12.52%
10-year	6.28%	6.11%	6.01%
Since Inception	3.62%	3.68%	7.82%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Diversified Equities Portfolio — Class 1 shares posted a return of 10.63% for the 12-month period ending January 31, 2014, compared to a 11.93% return for the MSCI EAFE Index.

International equities, as measured by the MSCI EAFE Index, moved in fits and starts but ultimately ended higher over the 12-month period. This period was punctuated by a 10% sell-off in May-June from which the markets climbed 20% to their peak in mid-January 2014 before sliding about 4% in the final weeks of January. Japan was the best performing market (18% in U.S. dollars) in the Index, followed by Europe ex the U.K. (15%), and the U.K. (11%), with negative returns from Pacific ex Japan (-5%).

The most significant contributors to performance were the underweight allocations to Pacific ex Japan, energy and materials. The overall allocations to Japan also added to performance as did the overweight position in technology. Detractors included the Portfolio’s allocation to Europe ex the U.K., particularly during June and July of 2013; the small allocation to emerging markets; and the below-benchmark positions in consumer staples and utilities.

The Portfolio utilizes stock index futures as an additional vehicle to implement the manager’s macro investment decisions. For the reporting period, macro investment decisions made with the use of stock index futures resulted in a realized gain for the Fund.

418

J.P. Morgan Investment Management Inc.

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	-11.62%	-11.85%	-11.88%
5-year	12.03%	11.87%	11.73%
10-year	8.04%	7.88%	7.76%
Since Inception	4.97%	9.68%	11.95%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets IndexSM measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of -11.62% for the 12-month period ending January 31, 2014, compared to a -10.17% return for the MSCI Emerging Markets Index.

Extreme volatility in emerging markets over the past year — due to currency depreciation and funding gap fears — led to severe underperformance of emerging markets versus developed markets.

Security selection detracted from performance, while country and sector allocations added to performance. Security selection in Taiwan and China were the two largest detractors, particularly in the information technology space, as the Portfolio’s exposure to Taiwanese component suppliers underperformed. Moreover, not owning Tencent, a strong performing benchmark constituent, detracted from results. Additionally, an overweight position in Turkey was a significant detractor.

A key contributor to performance over the past year was security selection in India. Overweight exposure to information technology outsourcing firms, such as HCL Technologies and Infosys, helped relative performance.

419

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/14
	Class 1*	Class 2*	Class 3*
1-year	13.49%	13.27%	13.21%
5-year	N/A	13.36%	13.24%
10-year	N/A	6.28%	6.17%
Since Inception	16.38%	7.93%	8.75%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 2 shares posted a return of 13.27% for the 12-month period ending January 31, 2014, compared to a 11.93% return for the MSCI EAFE Index.

Developed market foreign stocks rallied during 2013 amid ongoing central bank commitments, corporate earnings strength and increasing signs of economic progress, although stocks had a sell-off in January 2014. The eurozone emerged from its longest recession on record during 2013’s second half. Japan’s growth moderated and the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. However, emerging market stocks declined as growth in many emerging markets weakened based on lower domestic demand, falling exports and weakening commodity prices.

Stock selection in the financials sector helped drive performance relative to the MSCI EAFE benchmark. Top contributors included commercial banks Lloyds Banking Group (U.K.) and HSBC Holdings (U.K.), and diversified financial services firm ING Groep (Netherlands). Stock selection in the health care sector also aided performance, including science equipment supplier Lonza Group (Switzerland) and biotechnology firm Elan (Ireland). Other beneficial positions included airline conglomerate International Consolidated Airlines Group (U.K.), automobile manufacturer Mazda Motor (Japan) and specialty retailer Kingfisher (U.K.).

420

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

In contrast, stock selection in the telecommunication services sector and overweighting in the underperforming energy sector weighed on relative results. Detractors included telecommunication services providers Telecom Italia (Italy) and China Telecom (China), and oil, gas and consumable fuels provider Talisman Energy (Canada). In other sectors, electrical equipment firm Alstom (France), airline Qantas Airways Limited (Australia), semiconductor manufacturer Samsung Electronics (South Korea) and insurer China Life Insurance (China) hurt relative performance.

In addition, the U.S. dollar appreciated versus most foreign currencies for the year, which also detracted from performance because investments in securities with non-U.S. currency exposure lost value as the dollar appreciated.

421

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

422

SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2013

At a meeting held on September 27, 2013, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not interested persons of the Trust (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, approved a Subadvisory Agreement (the “MFS Subadvisory Agreement”) between SunAmerica Asset Management Corp. (“SAAMCo”) and Massachusetts Financial Services Company (“MFS”) with respect to the Blue Chip Growth Portfolio. The Board, including a majority of the Independent Trustees, also approved a Subadvisory Agreement (the “Pyramis Subadvisory Agreement”) between SAAMCo and Pyramis Global Advisors, LLC (“Pyramis”) with respect to the Real Estate Portfolio and the termination of Davis Selected Advisers, L.P. (“Davis”).

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. Shareholders of record on August 31, 2013 will receive a notice explaining how to access an information statement that contains additional information you should know about the terminations and approvals.

Blue Chip Growth Portfolio. Upon the effective date of the MFS Subadvisory Agreement, MFS will assume full responsibility for the day-to-day management of the Blue Chip Growth Portfolio’s assets, and the following changes to the prospectus will become effective:

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

“Blue chip” companies are firms that are generally well-established in their respective industries in the view of the Portfolio’s subadviser. These companies generally exhibit, in the opinion of the Portfolio’s subadviser, characteristics such as strong management teams, sound financial fundamentals, and a defendable business model.

The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets.

The subadviser uses a bottom-up approach to buying and selling investments for the Portfolio. Investments are selected based on fundamental and quantitative analysis. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability. The subadviser also uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors.

The subadviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have valuations that are high relative to their earnings, dividends, book value, or other financial measures.

The following is inserted in the Principal Risks of Investing in the Portfolio:

Quantitative Investing Risk — The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Massachusetts Financial Services Company (“MFS”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew W. Krummell	2013	Investment Officer

423

All references to Janet Walsh with respect to the Blue Chip Growth Portfolio are deleted in their entirety. Under Management, in the section Information about the Subadvisers, the following is added with respect to MFS:

The Blue Chip Growth Portfolio is managed by Matthew W. Krummell. Mr. Krummell has been employed in the investment area of MFS since 2001.

Real Estate Portfolio. Upon the effective date of the Pyramis Subadvisory Agreement, Davis will cease to subadvise the Real Estate Portfolio, and the following changes to the prospectus will become effective:

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Portfolio’s subadviser believes that rigorous, bottom-up, fundamental research is the most effective manner in which to identify real estate companies with the potential for higher than average growth rates and strong balance sheets that can be purchased at reasonable prices. This bottom-up research is generated by a team of skilled analysts specifically dedicated to the U.S. REIT sector. The subadviser’s investment philosophy is built upon the belief that security selection has a higher probability of repeatability and success in different market environments. Accurately forecasting companies’ future cash flow growth can help drive strong returns and benchmark outperformance. Additionally, identifying stocks that are dislocated from the market on relative fundamental and valuation bases can also help generate returns.

Under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Pyramis Global Advisors, LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Samuel Wald, CFA	2013	Portfolio Manager

Under Management, in the section Information about the Subadvisers, all references to the Real Estate Portfolio with respect to Davis are deleted in their entirety and the following information about Pyramis is inserted:

Pyramis Global Advisors, LLC is located at 900 Salem Street, Smithfield, RI 02917, and is an indirectly held, wholly-owned subsidiary of FMR LLC, which provides day-to-day portfolio management to the Real Estate Portfolio. As of June 30, 2013, Pyramis had approximately $188,489.9 million in assets under management.

The Real Estate Portfolio is managed by Samuel Wald, CFA. Mr. Wald is portfolio manager of the fund, which he has managed since October 2013. He also manages other REIT portfolios. Since joining Pyramis Global Advisors in 1996, Mr. Wald has worked as a research analyst and portfolio manager.

Please retain this supplement for future reference.

Date: September 27, 2013

424

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2014

At a meeting held on March 26, 2014, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not interested persons of the Trust (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, approved a Subadvisory Agreement (the “Boston Company Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo”) and The Boston Company Asset Management, LLC (“Boston Company”) with respect to the Capital Growth Portfolio. The Board, including a majority of the Independent Trustees, also approved the termination of the Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc., with respect to the Capital Growth Portfolio.

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. Shareholders of record on April 30, 2014 will receive a notice explaining how to access an information statement that contains additional information you should know about the termination and approval.

Capital Growth Portfolio. Upon the effective date of the Boston Company Subadvisory Agreement, Boston Company will assume full responsibility for the day-to-day management of the Capital Growth Portfolio’s assets, and the following changes to the prospectus will become effective:

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio invests in the following types of equity securities of U.S. issuers: common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

The subadviser seeks to identify growth opportunities for the Portfolio. The subadviser looks for sectors and companies that it believes will outperform the overall market. The subadviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs. The subadviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The Portfolio may invest in the securities of issuers of any market capitalization.

Under Principal Risks of Investing in the Portfolio, the following risks are deleted in their entirety: Growth Stock Risk, Technology Company Risk, Emerging Markets Risk, Foreign Investment Risk, and Currency Volatility Risk. The Principal Risks of Investing in the Portfolio is supplemented by adding the following risks:

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Portfolio.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

Under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Boston Company.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Elizabeth Slover	2014	Portfolio Manager
David Sealy	2014	Portfolio Manager
Barry Miller	2014	Portfolio Manager

Under Additional Information about the Portfolio’s Investment Strategies and Investment Risks, the information with respect to the Capital Growth Portfolio is deleted in its entirety and replaced with the following:

Capital Growth Portfolio. The Portfolio may invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets). Additional risks that the Portfolio may be subject to are as follows:

•	Foreign Investment Risk

Under Management, in the section Information about the Subadvisers — OppenheimerFunds, Inc. (“Oppenheimer”), all references to the Capital Growth Portfolio are deleted in their entirety. Under Management, in the section Information about the Subadvisers, the following supplemental information is added:

The Boston Company Asset Management, LLC (Boston Company). Boston Company’s principal office is located at One Boston Place, Boston, Massachusetts, 02108. The Boston Company is a global, performance-driven investment management firm committed to providing creative investment solutions for clients. As of January 31, 2014, Boston Company had $46.2 billion in assets under management.

The Capital Growth Portfolio is managed by Elizabeth Slover, David Sealy and Barry Miller. Each portfolio manager has been employed in the investment area of Boston Company since July 2005.

Please retain this supplement for future reference.

Date: March 31, 2014

P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BPM US POSTAGE PAID PERMIT 12 44888

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.10 (3/14)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(a) Audit Fees	$1,040,468	$1,143,104
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$178,807	$189,175
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$147,383

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2014 were $232,397 and $482,540 respectively.

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: April 10, 2014